UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

Item 1: Reports to Shareholders

Annual Report | December 31, 2014

Vanguard 500 Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	12
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard 500 Index Fund
Investor Shares	13.51%
Admiral™ Shares	13.64
ETF Shares
Market Price	13.64
Net Asset Value	13.63
S&P 500 Index	13.69
Large-Cap Core Funds Average	11.32
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$170.36	$189.89	$3.303	$0.000
Admiral Shares	170.36	189.89	3.517	0.000
ETF Shares	169.07	188.45	3.490	0.000

1

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended December 31, 2014, Vanguard 500 Index Fund returned almost 14%. The fund closely tracked its benchmark, the Standard & Poor’s 500 Index, and outpaced the average return of its large-capitalization core fund peers.

U.S. stocks trumped their international counterparts in 2014 thanks to better-than-expected domestic economic growth, low interest rates and inflation, and strong corporate profits. Large-capitalization companies such as those held in the 500 Index Fund were among the biggest beneficiaries of the market’s advance. Information technology, health care, and financial company stocks returned the most, but energy stocks disappointed.

Please note that your fund’s Signal Shares were converted to Admiral Shares in October 2014 as part of a year-long plan to phase out Signal Shares and streamline Vanguard’s offerings.

If you hold shares of the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

U.S. stocks finished strongly for the sixth straight year

The broad U.S. stock market, which includes small-, mid-, and large-cap stocks, returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year.

2

Although the Federal Reserve ended its bond-buying program in October, its stance that it would be “patient” in deciding when to increase short-term interest rates seemed to reassure investors. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks returned about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, and stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period

Bond prices received a boost from moves by many of the world’s central banks along with global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from 2013, the broad U.S. taxable bond market returned 5.97%.

Even as the Fed pared back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

3

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Money market fund and savings account returns remained minuscule as the Fed’s target for short-term interest rates stayed between 0% and 0.25%.

Strong returns from several sectors boosted performance

U.S. large-cap companies were the market’s top performers for the year, significantly outpacing their smaller counterparts. Vanguard 500 Index Fund, which invests in 500 of the largest U.S. companies, thrived in this environment.

Nine of the fund’s ten industry sectors posted positive results, with technology, health care, and financial stocks adding most to performance. Together, these three sectors accounted for more than nine percentage points of the fund’s total return.

Information technology, the fund’s largest sector, was the top contributor to overall results. Most segments within the sector appreciated. Computer hardware and systems software companies led the way as demand for smartphones, mobile technologies, and cloud-based computing grew in the United States and overseas.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	ETF	Peer Group
	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	1.15%

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the fund’s expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Large-Cap Core Funds.

4

The fund’s health care holdings were the next best performers. The industry generally profited as investors anticipated a rise in spending due to the aging population and the expanded number of insured under the Affordable Care Act. Pharmaceutical and biotechnology firms benefited from new product development, mergers and acquisitions, and strategic alliances.

The financial sector was also important to the fund’s strong showing. Low interest rates and the expanding economy propelled real estate investment trusts (REITs) to returns of more than 30%. The favorable environment lifted financial services companies, banks, and insurance firms as well.

Hurt by a slide in oil prices, energy was the only sector to post a negative result. As their profits have been cut, producers have scaled back on the projects that are the lifeblood of service firms, drillers, and equipment providers.

Your fund continued to deliver impressive long-term results

For the decade ended December 31, 2014, the 500 Index Fund recorded an average annual return of 7.55% for Investor Shares. This result was in line with that of the fund’s benchmark index and more than one full percentage point ahead of its peers.

The fund’s success in closely tracking its target index reflects the skill of the advisor, the Vanguard Equity Investment Group. The group relies on its proven portfolio

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
500 Index Fund Investor Shares	7.55%
S&P 500 Index	7.67
Large-Cap Core Funds Average	6.46
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep more of the market’s returns.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 7.

6

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2015

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

500 Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%
30-Day SEC Yield	1.83%	1.95%	1.95%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	506	502	3,776
Median Market Cap	$77.2B	$77.2B	$48.1B
Price/Earnings Ratio	19.3x	19.3x	20.6x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	19.2%	19.0%	17.8%
Earnings Growth
Rate	15.4%	15.4%	15.4%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.96

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.5%
Exxon Mobil Corp.	Integrated Oil & Gas	2.1
Microsoft Corp.	Systems Software	2.1
Google Inc.	Internet Software &
	Services	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Berkshire Hathaway Inc. Multi-Sector Holdings		1.5
Wells Fargo & Co.	Diversified Banks	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
Procter & Gamble Co.	Household Products	1.3
JPMorgan Chase & Co.	Diversified Banks	1.3
Top Ten		17.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, and 0.05% for ETF Shares.

8

500 Index Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA	Index
Consumer
Discretionary	12.1%	12.1%	12.9%
Consumer Staples	9.8	9.8	8.5
Energy	8.4	8.4	7.6
Financials	16.7	16.7	17.9
Health Care	14.2	14.2	14.0
Industrials	10.4	10.4	11.3
Information
Technology	19.7	19.7	19.0
Materials	3.2	3.2	3.6
Telecommunication
Services	2.3	2.3	2.0
Utilities	3.2	3.2	3.2

9

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund*Investor Shares	13.51%	15.28%	7.55%	$20,711
••••••••	S&P 500 Index	13.69	15.45	7.67	20,947
– – – –	Large-Cap Core Funds Average	11.32	13.51	6.46	18,705
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
500 Index Fund Admiral Shares		13.64%	15.42%	7.66%	$20,928
S&P 500 Index		13.69	15.45	7.67	20,947
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

10

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2014
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	13.63%	18.28%	$20,634
S&P 500 Index	13.69	18.32	20,665
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	18.38	20,714

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2014
		Since
	One	Inception
	Year	(9/7/2010)
500 Index Fund ETF Shares Market Price	13.64%	106.37%
500 Index Fund ETF Shares Net Asset Value	13.63	106.34
S&P 500 Index	13.69	106.65

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

11

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.1%)
	Walt Disney Co.	16,922,732	1,593,952
	Comcast Corp. Class A	26,607,596	1,543,507
	Home Depot Inc.	14,295,031	1,500,549
*	Amazon.com Inc.	4,118,362	1,278,134
	McDonald’s Corp.	10,556,740	989,167
	Time Warner Inc.	9,095,546	776,942
	Twenty-First Century
	Fox Inc. Class A	20,114,141	772,484
	NIKE Inc. Class B	7,569,596	727,817
	Lowe’s Cos. Inc.	10,553,549	726,084
	Starbucks Corp.	8,117,176	666,014
*	Priceline Group Inc.	567,978	647,614
	Ford Motor Co.	41,748,420	647,100
	Target Corp.	6,909,460	524,497
	TJX Cos. Inc.	7,472,809	512,485
	General Motors Co.	14,639,950	511,081
*	DIRECTV	5,448,054	472,346
	Time Warner Cable Inc.	3,042,690	462,671
	Johnson Controls Inc.	7,226,506	349,329
	Yum! Brands Inc.	4,745,707	345,725
	Viacom Inc. Class B	4,007,268	301,547
	CBS Corp. Class B	5,172,247	286,232
	VF Corp.	3,747,831	280,713
	Macy’s Inc.	3,745,546	246,270
	Delphi Automotive plc	3,211,683	233,554
*	Dollar General Corp.	3,291,383	232,701
	L Brands Inc.	2,666,904	230,821
*	Chipotle Mexican Grill Inc.
	Class A	336,423	230,285
*	Netflix Inc.	653,560	223,263
	Carnival Corp.	4,885,838	221,475
*	AutoZone Inc.	347,560	215,178
	Ross Stores Inc.	2,276,160	214,551
*	O’Reilly Automotive Inc.	1,100,515	211,981
	Omnicom Group Inc.	2,692,107	208,558
	Marriott International Inc.
	Class A	2,305,314	179,884

			Market
			Value•
		Shares	($000)
	Genuine Parts Co.	1,658,171	176,711
*	Michael Kors
	Holdings Ltd.	2,233,627	167,745
	Whirlpool Corp.	844,801	163,672
	Starwood Hotels &
	Resorts Worldwide Inc.	1,937,152	157,045
*	Dollar Tree Inc.	2,230,793	157,003
*	CarMax Inc.	2,336,506	155,565
	Harley-Davidson Inc.	2,324,272	153,193
*	Bed Bath & Beyond Inc.	2,009,416	153,057
	Royal Caribbean
	Cruises Ltd.	1,811,689	149,338
	BorgWarner Inc.	2,466,485	135,533
	Kohl’s Corp.	2,191,364	133,761
	Wynn Resorts Ltd.	878,876	130,742
	Tiffany & Co.	1,220,879	130,463
	Staples Inc.	6,940,513	125,762
	Best Buy Co. Inc.	3,158,139	123,104
*	Under Armour Inc.
	Class A	1,808,207	122,777
	Gap Inc.	2,894,911	121,905
	Ralph Lauren Corp.
	Class A	656,585	121,573
	Nordstrom Inc.	1,527,314	121,253
	Tractor Supply Co.	1,474,776	116,242
	Wyndham Worldwide
	Corp.	1,337,278	114,685
	PVH Corp.	893,585	114,531
	Mattel Inc.	3,675,723	113,745
	Coach Inc.	2,989,690	112,293
	Newell Rubbermaid Inc.	2,941,066	112,025
*	Mohawk Industries Inc.	672,038	104,408
	H&R Block Inc.	2,985,326	100,546
*	Discovery
	Communications Inc.	2,964,796	99,973
	Interpublic Group
	of Cos. Inc.	4,535,591	94,204
	Expedia Inc.	1,070,443	91,373
	DR Horton Inc.	3,598,864	91,015
*	TripAdvisor Inc.	1,209,322	90,288

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	PetSmart Inc.	1,078,384	87,667
	Lennar Corp. Class A	1,936,936	86,794
	Goodyear Tire
	& Rubber Co.	2,978,282	85,090
*	News Corp. Class A	5,411,282	84,903
	Darden Restaurants Inc.	1,438,809	84,357
	Scripps Networks
	Interactive Inc. Class A	1,100,545	82,838
	Family Dollar Stores Inc.	1,041,655	82,509
	Harman International
	Industries Inc.	743,057	79,292
	Gannett Co. Inc.	2,449,651	78,217
	PulteGroup Inc.	3,619,613	77,677
	Comcast Corp.	1,338,634	77,058
	Garmin Ltd.	1,306,894	69,043
	Hasbro Inc.	1,227,159	67,481
	Leggett & Platt Inc.	1,492,411	63,592
*	Discovery
	Communications
	Inc. Class A	1,610,202	55,471
*	Fossil Group Inc.	487,596	53,996
	Cablevision Systems
	Corp. Class A	2,373,903	48,997
*	AutoNation Inc.	809,829	48,922
^	GameStop Corp. Class A	1,177,035	39,784
*	Urban Outfitters Inc.	1,085,241	38,124
			24,011,853
Consumer Staples (9.7%)
	Procter & Gamble Co.	29,311,094	2,669,948
	Coca-Cola Co.	42,761,766	1,805,402
	PepsiCo Inc.	16,234,418	1,535,127
	Wal-Mart Stores Inc.	17,132,156	1,471,310
	Philip Morris
	International Inc.	16,853,932	1,372,753
	CVS Health Corp.	12,435,353	1,197,649
	Altria Group Inc.	21,439,631	1,056,331
*	Walgreens Boots
	Alliance Inc.	9,435,820	719,009
	Costco Wholesale Corp.	4,748,630	673,118
	Mondelez International
	Inc. Class A	18,222,896	661,947
	Colgate-Palmolive Co.	9,293,261	643,001
	Kimberly-Clark Corp.	4,040,186	466,803
	Kraft Foods Group Inc.	6,387,219	400,223
	Archer-Daniels-Midland
	Co.	6,983,507	363,142
	General Mills Inc.	6,549,180	349,268
	Kroger Co.	5,327,178	342,058
	Sysco Corp.	6,377,058	253,105
	Lorillard Inc.	3,905,391	245,805
	Mead Johnson
	Nutrition Co.	2,191,491	220,333
	Reynolds American Inc.	3,342,621	214,830
	Whole Foods Market Inc.	3,902,344	196,756

			Market
			Value•
		Shares	($000)
	Estee Lauder Cos. Inc.
	Class A	2,429,514	185,129
	Kellogg Co.	2,734,382	178,938
*	Constellation Brands Inc.
	Class A	1,820,295	178,698
	Keurig Green
	Mountain Inc.	1,318,098	174,510
*	Monster Beverage Corp.	1,563,926	169,451
	ConAgra Foods Inc.	4,608,392	167,192
	Hershey Co.	1,605,266	166,835
	Dr Pepper Snapple
	Group Inc.	2,108,853	151,163
	Brown-Forman Corp.
	Class B	1,697,181	149,080
	Clorox Co.	1,403,761	146,286
	Molson Coors
	Brewing Co. Class B	1,728,615	128,816
	Tyson Foods Inc. Class A	3,178,729	127,435
	JM Smucker Co.	1,104,559	111,538
	Coca-Cola Enterprises Inc. 2,412,687		106,689
	McCormick & Co. Inc.	1,400,523	104,059
	Safeway Inc.	2,499,250	87,774
	Campbell Soup Co.	1,943,235	85,502
	Hormel Foods Corp.	1,457,021	75,911
	Avon Products Inc.	4,713,917	44,264
			19,397,188
Energy (8.4%)
	Exxon Mobil Corp.	45,933,834	4,246,583
	Chevron Corp.	20,506,320	2,300,399
	Schlumberger Ltd.	13,958,381	1,192,185
	ConocoPhillips	13,352,394	922,116
	Kinder Morgan Inc.	18,431,167	779,823
	Occidental Petroleum
	Corp.	8,411,414	678,044
	EOG Resources Inc.	5,944,529	547,313
	Anadarko Petroleum
	Corp.	5,493,742	453,234
	Phillips 66	6,004,195	430,501
	Halliburton Co.	9,192,900	361,557
	Williams Cos. Inc.	7,297,266	327,939
	National Oilwell
	Varco Inc.	4,670,733	306,073
	Valero Energy Corp.	5,654,282	279,887
	Marathon Petroleum
	Corp.	3,039,378	274,334
	Spectra Energy Corp.	7,278,655	264,215
	Baker Hughes Inc.	4,693,583	263,169
	Apache Corp.	4,083,884	255,937
	Devon Energy Corp.	4,171,492	255,337
	Pioneer Natural
	Resources Co.	1,615,256	240,431
	Marathon Oil Corp.	7,320,879	207,108
	Hess Corp.	2,756,647	203,496
	Noble Energy Inc.	3,909,145	185,411
	Cabot Oil & Gas Corp.	4,480,362	132,664

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	EQT Corp.	1,643,619	124,422
*	FMC Technologies Inc.	2,536,790	118,823
	ONEOK Inc.	2,258,595	112,455
	Chesapeake Energy Corp.	5,627,957	110,139
*	Cameron International
	Corp.	2,142,050	106,995
*	Southwestern Energy Co.	3,830,840	104,544
	Tesoro Corp.	1,369,054	101,789
	Cimarex Energy Co.	946,224	100,300
	Range Resources Corp.	1,830,180	97,823
	Murphy Oil Corp.	1,809,859	91,434
	CONSOL Energy Inc.	2,496,881	84,420
	Helmerich & Payne Inc.	1,173,993	79,151
	Ensco plc Class A	2,541,641	76,122
^	Transocean Ltd.	3,693,684	67,705
	Noble Corp. plc	2,732,302	45,274
	Nabors Industries Ltd.	3,139,315	40,748
*	Newfield Exploration Co.	1,488,400	40,365
	QEP Resources Inc.	1,797,901	36,354
	Denbury Resources Inc.	3,824,986	31,097
^	Diamond Offshore
	Drilling Inc.	729,195	26,769
			16,704,485
Financials (16.6%)
	Wells Fargo & Co.	51,207,974	2,807,221
*	Berkshire Hathaway
	Inc. Class B	18,217,908	2,735,419
	JPMorgan Chase & Co.	40,549,781	2,537,605
	Bank of America Corp. 114,076,519		2,040,829
	Citigroup Inc.	32,862,193	1,778,173
	American Express Co.	9,652,284	898,049
	US Bancorp	19,410,279	872,492
	Goldman Sachs
	Group Inc.	4,393,885	851,667
	American International
	Group Inc.	15,185,449	850,537
	MetLife Inc.	12,323,204	666,562
	Morgan Stanley	16,561,603	642,590
	Simon Property
	Group Inc.	3,371,169	613,924
	PNC Financial Services
	Group Inc.	5,708,083	520,748
	Capital One Financial
	Corp.	6,030,893	497,850
	Bank of New York
	Mellon Corp.	12,211,154	495,407
	BlackRock Inc.	1,381,823	494,085
	Prudential Financial Inc.	4,968,183	449,422
	American Tower
	Corporation	4,300,608	425,115
	ACE Ltd.	3,598,561	413,403
	Travelers Cos. Inc.	3,594,872	380,517
	Charles Schwab Corp.	12,464,602	376,306
	State Street Corp.	4,528,848	355,515
	Marsh & McLennan
	Cos. Inc.	5,867,393	335,850

			Market
			Value•
		Shares	($000)
	Discover Financial
	Services	4,919,185	322,157
	Allstate Corp.	4,549,870	319,628
	CME Group Inc.	3,434,720	304,488
	BB&T Corp.	7,813,472	303,866
	Aflac Inc.	4,887,788	298,595
	Aon plc	3,093,075	293,316
	Public Storage	1,573,918	290,939
	Crown Castle
	International Corp.	3,621,563	285,017
	Equity Residential	3,930,743	282,385
	Health Care REIT Inc.	3,554,494	268,969
	Intercontinental
	Exchange Inc.	1,222,552	268,093
	Ameriprise Financial Inc.	2,001,771	264,734
	Chubb Corp.	2,557,956	264,672
	McGraw Hill Financial Inc.	2,945,098	262,055
	T. Rowe Price Group Inc.	2,813,719	241,586
	SunTrust Banks Inc.	5,656,555	237,010
	Franklin Resources Inc.	4,253,284	235,504
*	Berkshire Hathaway
	Inc. Class A	1,042	235,492
	AvalonBay
	Communities Inc.	1,431,994	233,973
	Prologis Inc.	5,423,704	233,382
	Ventas Inc.	3,192,674	228,915
	Vornado Realty Trust	1,893,960	222,938
	HCP Inc.	4,981,916	219,354
	Boston Properties Inc.	1,660,829	213,732
	Weyerhaeuser Co.	5,688,027	204,143
	Host Hotels
	& Resorts Inc.	8,215,024	195,271
	Hartford Financial
	Services Group Inc.	4,680,529	195,131
	General Growth
	Properties Inc.	6,806,937	191,479
	Moody’s Corp.	1,991,245	190,781
	Invesco Ltd.	4,673,409	184,693
	Fifth Third Bancorp	8,938,478	182,121
	M&T Bank Corp.	1,433,146	180,032
	Lincoln National Corp.	2,818,108	162,520
	Northern Trust Corp.	2,401,403	161,855
	Regions Financial Corp.	14,931,226	157,674
	Progressive Corp.	5,802,243	156,603
	Principal Financial
	Group Inc.	2,962,556	153,875
	Essex Property Trust Inc.	693,662	143,311
	Loews Corp.	3,246,790	136,430
	KeyCorp	9,397,478	130,625
*	Affiliated Managers
	Group Inc.	602,836	127,946
	Macerich Co.	1,526,595	127,333
	Kimco Realty Corp.	4,463,293	112,207
*	CBRE Group Inc. Class A	3,033,397	103,894
	XL Group plc Class A	2,799,124	96,206
	Navient Corp.	4,448,621	96,135

14

500 Index Fund

			Market
			Value•
		Shares	($000)
	Unum Group	2,732,753	95,318
	Huntington
	Bancshares Inc.	8,832,522	92,918
	Comerica Inc.	1,948,666	91,276
	Cincinnati Financial Corp.	1,596,074	82,725
	Plum Creek Timber
	Co. Inc.	1,907,958	81,642
	Iron Mountain Inc.	2,022,619	78,194
	Leucadia National Corp.	3,436,945	77,056
*	E*TRADE Financial Corp.	3,131,824	75,962
	Torchmark Corp.	1,394,994	75,567
	Zions Bancorporation	2,200,535	62,737
	NASDAQ OMX
	Group Inc.	1,272,696	61,038
	Apartment Investment
	& Management Co.
	Class A	1,566,724	58,204
	Legg Mason Inc.	1,088,921	58,116
	Hudson City Bancorp Inc.	5,217,699	52,803
	Assurant Inc.	761,850	52,133
	People’s United
	Financial Inc.	3,339,589	50,695
*	Genworth Financial Inc.
	Class A	5,386,235	45,783
			32,952,518
Health Care (14.1%)
	Johnson & Johnson	30,363,248	3,175,085
	Pfizer Inc.	68,345,953	2,128,976
	Merck & Co. Inc.	30,924,691	1,756,213
*	Gilead Sciences Inc.	16,365,229	1,542,587
	Amgen Inc.	8,251,331	1,314,355
	AbbVie Inc.	17,282,878	1,130,992
	Bristol-Myers Squibb Co.	17,993,495	1,062,156
	UnitedHealth Group Inc.	10,411,318	1,052,480
*	Celgene Corp.	8,663,935	969,148
*	Biogen Idec Inc.	2,561,689	869,565
	Medtronic Inc.	10,677,342	770,904
*	Actavis plc	2,875,196	740,104
	Abbott Laboratories	16,334,014	735,357
	Eli Lilly & Co.	10,628,564	733,265
	Allergan Inc.	3,231,422	686,968
*	Express Scripts
	Holding Co.	7,961,051	674,062
	Thermo Fisher
	Scientific Inc.	4,339,318	543,673
	McKesson Corp.	2,515,365	522,139
	Covidien plc	4,911,603	502,359
	Baxter International Inc.	5,879,037	430,875
*	Alexion
	Pharmaceuticals Inc.	2,150,850	397,972
*	Anthem Inc.	2,928,211	367,988
	Aetna Inc.	3,815,066	338,892
*	Regeneron
	Pharmaceuticals Inc.	805,053	330,273
*	Vertex
	Pharmaceuticals Inc.	2,609,036	309,953

			Market
			Value•
		Shares	($000)
	Stryker Corp.	3,241,996	305,817
	Cigna Corp.	2,837,521	292,009
	Cardinal Health Inc.	3,590,126	289,831
	Becton Dickinson and Co.	2,082,506	289,802
	Perrigo Co. plc	1,527,014	255,256
	Humana Inc.	1,663,376	238,911
	Zoetis Inc.	5,438,136	234,003
*	Mylan Inc.	4,059,957	228,860
*	Cerner Corp.	3,296,672	213,163
	Zimmer Holdings Inc.	1,837,194	208,375
*	Intuitive Surgical Inc.	393,233	207,997
	AmerisourceBergen
	Corp. Class A	2,253,621	203,186
	St. Jude Medical Inc.	3,101,432	201,686
*	Boston Scientific Corp.	14,389,022	190,655
	Agilent Technologies Inc.	3,617,807	148,113
*	Edwards Lifesciences
	Corp.	1,160,460	147,819
*	DaVita HealthCare
	Partners Inc.	1,864,992	141,255
	CR Bard Inc.	812,478	135,375
*	CareFusion Corp.	2,212,069	131,264
*	Mallinckrodt plc	1,261,571	124,933
*	Hospira Inc.	1,835,523	112,426
	Universal Health
	Services Inc. Class B	987,472	109,866
	Quest Diagnostics Inc.	1,568,022	105,152
*	Waters Corp.	903,174	101,806
*	Laboratory Corp. of
	America Holdings	916,436	98,883
*	Varian Medical
	Systems Inc.	1,084,524	93,822
	DENTSPLY
	International Inc.	1,535,243	81,782
*	Tenet Healthcare Corp.	1,065,754	54,002
	PerkinElmer Inc.	1,224,935	53,566
	Patterson Cos. Inc.	928,216	44,647
*	Halyard Health Inc.	132	6
			28,130,609
Industrials (10.4%)
	General Electric Co. 108,932,000		2,752,712
	Union Pacific Corp.	9,644,474	1,148,946
	3M Co.	6,951,261	1,142,231
	United Technologies
	Corp.	9,196,990	1,057,654
	Boeing Co.	7,192,188	934,841
	Honeywell
	International Inc.	8,491,542	848,475
	United Parcel Service
	Inc. Class B	7,560,969	840,553
	Caterpillar Inc.	6,567,002	601,078
	Danaher Corp.	6,631,558	568,391
	Lockheed Martin Corp.	2,912,979	560,952
	FedEx Corp.	2,857,476	496,229
	General Dynamics Corp.	3,414,981	469,970
	Emerson Electric Co.	7,524,211	464,469

15

500 Index Fund

			Market
			Value•
		Shares	($000)
	Delta Air Lines Inc.	9,078,729	446,583
	CSX Corp.	10,797,510	391,194
	Precision Castparts Corp.	1,546,098	372,424
	Illinois Tool Works Inc.	3,901,450	369,467
	Norfolk Southern Corp.	3,356,707	367,929
	Raytheon Co.	3,345,107	361,840
	Eaton Corp. plc	5,148,268	349,876
	Deere & Co.	3,887,970	343,969
	Northrop Grumman Corp.	2,191,137	322,952
	Southwest Airlines Co.	7,362,702	311,590
	Cummins Inc.	1,843,090	265,718
	PACCAR Inc.	3,841,173	261,238
	Waste Management Inc.	4,619,638	237,080
	Parker-Hannifin Corp.	1,612,465	207,927
*	Tyco International plc	4,539,365	199,097
	Ingersoll-Rand plc	2,879,735	182,546
	Roper Industries Inc.	1,086,589	169,888
	WW Grainger Inc.	658,301	167,794
	Rockwell Automation Inc.	1,472,813	163,777
	Stanley Black
	& Decker Inc.	1,699,313	163,270
	Nielsen NV	3,513,698	157,168
	Kansas City Southern	1,197,265	146,102
	Fastenal Co.	2,958,378	140,700
	AMETEK Inc.	2,667,780	140,405
	Pentair plc	2,026,301	134,587
	Dover Corp.	1,793,904	128,659
	Textron Inc.	2,994,512	126,099
	Rockwell Collins Inc.	1,442,211	121,838
*	Stericycle Inc.	921,388	120,775
	CH Robinson
	Worldwide Inc.	1,587,001	118,850
	Pall Corp.	1,155,793	116,978
	L-3 Communications
	Holdings Inc.	923,244	116,523
*	United Rentals Inc.	1,082,806	110,457
	Republic Services Inc.
	Class A	2,738,485	110,224
	Equifax Inc.	1,308,356	105,807
	Fluor Corp.	1,694,121	102,715
	Masco Corp.	3,865,169	97,402
	Expeditors International
	of Washington Inc.	2,093,412	93,387
	Flowserve Corp.	1,478,557	88,462
	Snap-on Inc.	630,374	86,197
	Robert Half
	International Inc.	1,474,378	86,074
	Cintas Corp.	1,053,215	82,614
	Xylem Inc.	1,972,268	75,084
	ADT Corp.	1,892,605	68,569
*	Quanta Services Inc.	2,360,547	67,016
*	Jacobs Engineering
	Group Inc.	1,415,745	63,270
	Allegion plc	1,038,129	57,575
	Ryder System Inc.	575,250	53,412
	Pitney Bowes Inc.	2,179,542	53,115

			Market
			Value•
		Shares	($000)
	Joy Global Inc.	1,064,590	49,525
	Dun & Bradstreet Corp.	389,365	47,098
			20,609,347
Information Technology (19.6%)
	Apple Inc.	63,618,447	7,022,204
	Microsoft Corp.	89,413,861	4,153,274
	Intel Corp.	52,447,308	1,903,313
*	Facebook Inc. Class A	22,680,778	1,769,554
*	Google Inc. Class A	3,092,063	1,640,834
*	Google Inc. Class C	3,089,225	1,626,168
	International Business
	Machines Corp.	9,983,870	1,601,812
	Oracle Corp.	35,089,928	1,577,994
	Cisco Systems Inc.	55,469,299	1,542,879
	Visa Inc. Class A	5,298,164	1,389,179
	QUALCOMM Inc.	18,034,972	1,340,539
	MasterCard Inc. Class A	10,629,756	915,860
	Hewlett-Packard Co.	20,244,371	812,407
*	eBay Inc.	12,263,688	688,238
	EMC Corp.	22,073,497	656,466
	Texas Instruments Inc.	11,458,196	612,612
	Accenture plc Class A	6,806,881	607,923
*	Yahoo! Inc.	9,556,939	482,721
	Automatic Data
	Processing Inc.	5,229,098	435,950
*	Micron Technology Inc.	11,644,281	407,666
*	salesforce.com inc	6,365,678	377,548
*	Adobe Systems Inc.	5,139,560	373,646
*	Cognizant Technology
	Solutions Corp. Class A	6,605,237	347,832
	Applied Materials Inc.	13,216,550	329,356
	Corning Inc.	13,904,742	318,836
	Intuit Inc.	3,097,250	285,535
	TE Connectivity Ltd.	4,411,407	279,022
	Avago Technologies Ltd.
	Class A	2,743,317	275,950
	Western Digital Corp.	2,367,972	262,135
	Broadcom Corp. Class A	5,843,781	253,211
	Seagate Technology plc	3,549,714	236,056
	SanDisk Corp.	2,393,487	234,514
*	Alliance Data Systems
	Corp.	693,435	198,357
	Symantec Corp.	7,486,315	192,061
	Fidelity National
	Information Services Inc. 3,078,005		191,452
*	Fiserv Inc.	2,646,392	187,814
	Analog Devices Inc.	3,375,834	187,426
	Amphenol Corp. Class A	3,356,944	180,637
	Paychex Inc.	3,542,175	163,542
	Xerox Corp.	11,640,034	161,331
*	Electronic Arts Inc.	3,372,892	158,577
	Motorola Solutions Inc.	2,297,934	154,145
*	Autodesk Inc.	2,468,084	148,233
*	Red Hat Inc.	2,037,432	140,868
	NetApp Inc.	3,381,067	140,145
	Lam Research Corp.	1,724,488	136,821

16

500 Index Fund

			Market
			Value•
		Shares	($000)
	KLA-Tencor Corp.	1,784,234	125,467
	Xilinx Inc.	2,868,770	124,189
	Altera Corp.	3,306,707	122,150
*	Akamai Technologies Inc.	1,930,821	121,565
	Linear Technology Corp.	2,587,621	117,996
	NVIDIA Corp.	5,601,570	112,312
*	Citrix Systems Inc.	1,746,253	111,411
	CA Inc.	3,475,095	105,817
*	F5 Networks Inc.	800,483	104,435
	Western Union Co.	5,669,798	101,546
	Microchip
	Technology Inc.	2,179,345	98,310
	Computer Sciences Corp.	1,523,550	96,060
	Juniper Networks Inc.	4,176,077	93,210
	Harris Corp.	1,134,563	81,484
*	Teradata Corp.	1,659,186	72,473
*	VeriSign Inc.	1,181,783	67,362
	Total System
	Services Inc.	1,794,125	60,929
	FLIR Systems Inc.	1,528,331	49,380
*	First Solar Inc.	815,259	36,356
			38,905,095
Materials (3.2%)
	EI du Pont de
	Nemours & Co.	9,827,182	726,622
	Monsanto Co.	5,251,016	627,339
	Dow Chemical Co.	12,017,381	548,113
	Praxair Inc.	3,160,624	409,490
	LyondellBasell
	Industries NV Class A	4,507,722	357,868
	PPG Industries Inc.	1,488,599	344,090
	Ecolab Inc.	2,930,010	306,245
	Air Products
	& Chemicals Inc.	2,086,400	300,921
	Freeport-McMoRan Inc.	11,271,777	263,309
	International Paper Co.	4,595,161	246,209
	Sherwin-Williams Co.	885,116	232,821
	Alcoa Inc.	12,787,298	201,911
	Sigma-Aldrich Corp.	1,292,009	177,354
	Nucor Corp.	3,460,366	169,731
	Mosaic Co.	3,423,699	156,292
	CF Industries
	Holdings Inc.	539,530	147,043
	Eastman Chemical Co.	1,611,317	122,235
	Newmont Mining Corp.	5,411,389	102,275
	Ball Corp.	1,484,805	101,219
	Sealed Air Corp.	2,289,909	97,161
	Vulcan Materials Co.	1,428,323	93,884
	International Flavors
	& Fragrances Inc.	878,417	89,036
	Airgas Inc.	729,296	84,000
	FMC Corp.	1,445,560	82,440
	MeadWestvaco Corp.	1,808,398	80,275
	Martin Marietta
	Materials Inc.	671,421	74,071
	Avery Dennison Corp.	987,914	51,253

			Market
			Value•
		Shares	($000)
*	Owens-Illinois Inc.	1,788,349	48,268
	Allegheny
	Technologies Inc.	1,179,063	40,996
			6,282,471
Telecommunication Services (2.3%)
	Verizon
	Communications Inc.	45,013,835	2,105,747
	AT&T Inc.	56,265,643	1,889,963
	CenturyLink Inc.	6,190,656	245,026
*	Level 3
	Communications Inc.	3,024,826	149,366
	Frontier
	Communications
	Corp.	10,866,324	72,478
^	Windstream
	Holdings Inc.	6,536,243	53,859
			4,516,439
Utilities (3.2%)
	Duke Energy Corp.	7,672,334	640,947
	NextEra Energy Inc.	4,734,787	503,261
	Dominion Resources Inc.	6,333,982	487,083
	Southern Co.	9,760,639	479,345
	Exelon Corp.	9,323,047	345,699
	American Electric
	Power Co. Inc.	5,307,101	322,247
	Sempra Energy	2,507,302	279,213
	PG&E Corp.	5,153,574	274,376
	PPL Corp.	7,214,369	262,098
	Edison International	3,534,257	231,423
	Public Service
	Enterprise Group Inc.	5,489,434	227,317
	Consolidated Edison Inc.	3,177,127	209,722
	Xcel Energy Inc.	5,485,517	197,040
	Northeast Utilities	3,436,463	183,920
	FirstEnergy Corp.	4,564,601	177,974
	Entergy Corp.	1,957,823	171,270
	DTE Energy Co.	1,920,047	165,834
	NiSource Inc.	3,424,592	145,271
	Wisconsin Energy Corp.	2,446,361	129,021
	Ameren Corp.	2,632,156	121,421
	CenterPoint Energy Inc.	4,662,598	109,245
	CMS Energy Corp.	2,984,047	103,696
	NRG Energy Inc.	3,668,242	98,859
	AES Corp.	7,113,976	97,959
	SCANA Corp.	1,546,268	93,395
	Pinnacle West
	Capital Corp.	1,198,121	81,844
	Pepco Holdings Inc.	2,731,650	73,563
	AGL Resources Inc.	1,296,670	70,682
	Integrys Energy
	Group Inc.	867,180	67,510
	TECO Energy Inc.	2,545,045	52,148
			6,403,383
Total Common Stocks
(Cost $108,679,256)			197,913,388

17

500 Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.126%	942,212,503	942,213

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.060%, 2/3/15	17,500	17,498
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.100%, 2/4/15	5,000	4,999
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.087%, 2/6/15	5,000	5,000
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.110%, 2/20/15	5,500	5,499
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.100%, 4/24/15	15,000	14,994
			47,990
Total Temporary Cash Investments
(Cost $990,205)			990,203
Total Investments (100.1%)
(Cost $109,669,461)			198,903,591
Other Assets and Liabilities (-0.1%)
Other Assets			471,820
Liabilities[2]			(663,239)
			(191,419)
Net Assets (100%)			198,712,172

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	113,528,175
Overdistributed Net Investment Income	(114,839)
Accumulated Net Realized Losses	(3,951,115)
Unrealized Appreciation (Depreciation)
Investment Securities	89,234,130
Futures Contracts	15,821
Net Assets	198,712,172

Investor Shares—Net Assets
Applicable to 147,664,505 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	28,039,905
Net Asset Value Per Share—
Investor Shares	$189.89

Admiral Shares—Net Assets
Applicable to 753,285,762 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	143,042,544
Net Asset Value Per Share—
Admiral Shares	$189.89

ETF Shares—Net Assets
Applicable to 146,615,446 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,629,723
Net Asset Value Per Share—
ETF Shares	$188.45

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,709,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Includes $43,473,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $46,791,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	3,608,408
Interest[1]	1,105
Securities Lending	3,101
Total Income	3,612,614
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,779
Management and Administrative—Investor Shares	27,925
Management and Administrative—Admiral Shares	33,814
Management and Administrative—Signal Shares	3,053
Management and Administrative—ETF Shares	4,789
Marketing and Distribution—Investor Shares	17,161
Marketing and Distribution—Admiral Shares	13,444
Marketing and Distribution—Signal Shares	6,782
Marketing and Distribution—ETF Shares	4,125
Custodian Fees	1,336
Auditing Fees	39
Shareholders’ Reports—Investor Shares	387
Shareholders’ Reports—Admiral Shares	331
Shareholders’ Reports—Signal Shares	108
Shareholders’ Reports—ETF Shares	141
Trustees’ Fees and Expenses	130
Total Expenses	121,344
Net Investment Income	3,491,270
Realized Net Gain (Loss)
Investment Securities Sold	2,801,889
Futures Contracts	130,791
Swap Contracts	2,160
Realized Net Gain (Loss)	2,934,840
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,600,827
Futures Contracts	(8,056)
Change in Unrealized Appreciation (Depreciation)	16,592,771
Net Increase (Decrease) in Net Assets Resulting from Operations	23,018,881
1 Interest income from an affiliated company of the fund was $1,065,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,491,270	2,878,655
Realized Net Gain (Loss)	2,934,840	3,840,788
Change in Unrealized Appreciation (Depreciation)	16,592,771	32,107,031
Net Increase (Decrease) in Net Assets Resulting from Operations	23,018,881	38,826,474
Distributions
Net Investment Income
Investor Shares	(507,320)	(512,169)
Admiral Shares	(2,181,851)	(1,470,287)
Signal Shares	(376,834)	(665,590)
ETF Shares	(414,084)	(227,304)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(3,480,089)	(2,875,350)
Capital Share Transactions
Investor Shares	(2,739,056)	(4,012,845)
Admiral Shares	48,413,004	4,436,942
Signal Shares	(36,640,079)	(852,824)
ETF Shares	10,322,174	5,791,555
Net Increase (Decrease) from Capital Share Transactions	19,356,043	5,362,828
Total Increase (Decrease)	38,894,835	41,313,952
Net Assets
Beginning of Period	159,817,337	118,503,385
End of Period[1]	198,712,172	159,817,337

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($114,839,000) and ($128,180,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$170.36	$131.37	$115.80	$115.82	$102.67
Investment Operations
Net Investment Income	3.326	2.956	2.709	2.246	2.020
Net Realized and Unrealized Gain (Loss)
on Investments	19.507	38.982	15.560	(.020)	13.096
Total from Investment Operations	22.833	41.938	18.269	2.226	15.116
Distributions
Dividends from Net Investment Income	(3.303)	(2.948)	(2.699)	(2.246)	(1.966)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.303)	(2.948)	(2.699)	(2.246)	(1.966)
Net Asset Value, End of Period	$189.89	$170.36	$131.37	$115.80	$115.82

Total Return[1]	13.51%	32.18%	15.82%	1.97%	14.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,040	$27,758	$24,821	$25,967	$31,904
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.95%	2.13%	1.92%	1.94%
Portfolio Turnover Rate[2]	3%	3%	3%	4%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$170.36	$131.37	$115.80	$115.83	$102.67
Investment Operations
Net Investment Income	3.544	3.142	2.866	2.391	2.152
Net Realized and Unrealized Gain (Loss)
on Investments	19.503	38.980	15.560	(.031)	13.092
Total from Investment Operations	23.047	42.122	18.426	2.360	15.244
Distributions
Dividends from Net Investment Income	(3.517)	(3.132)	(2.856)	(2.390)	(2.084)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.517)	(3.132)	(2.856)	(2.390)	(2.084)
Net Asset Value, End of Period	$189.89	$170.36	$131.37	$115.80	$115.83

Total Return[1]	13.64%	32.33%	15.96%	2.08%	15.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143,043	$82,357	$59,749	$51,925	$51,438
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.07%	2.25%	2.04%	2.05%
Portfolio Turnover Rate[2]	3%	3%	3%	4%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
For a Share Outstanding	Oct. 24,		Year Ended December 31,
Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$140.72	$108.52	$95.65	$95.68	$84.81
Investment Operations
Net Investment Income	2.272	2.594	2.368	1.975	1.780
Net Realized and Unrealized Gain (Loss)
on Investments	8.947	32.193	12.861	(. 030)	10.813
Total from Investment Operations	11.219	34.787	15.229	1.945	12.593
Distributions
Dividends from Net Investment Income	(2.049)	(2.587)	(2.359)	(1.975)	(1.723)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.049)	(2.587)	(2.359)	(1.975)	(1.723)
Net Asset Value, End of Period	$149.89[1]	$140.72	$108.52	$95.65	$95.68

Total Return	7.99%	32.33%	15.97%	2.08%	15.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$34,666	$27,304	$21,592	$18,977
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.94%[2]	2.07%	2.25%	2.04%	2.05%
Portfolio Turnover Rate [3]	3%	3%	3%	4%	5%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares. 2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

ETF Shares
					Sept. 7,
					2010[2], to
		Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2014	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value, Beginning of Period	$169.07	$130.38	$114.92	$114.94	$100.16
Investment Operations
Net Investment Income	3.518	3.117	2.846	2.372	.726
Net Realized and Unrealized Gain (Loss)
on Investments	19.352	38.681	15.450	(.020)	15.138
Total from Investment Operations	22.870	41.798	18.296	2.352	15.864
Distributions
Dividends from Net Investment Income	(3.490)	(3.108)	(2.836)	(2.372)	(1.084)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.490)	(3.108)	(2.836)	(2.372)	(1.084)
Net Asset Value, End of Period	$188.45	$169.07	$130.38	$114.92	$114.94

Total Return	13.63%	32.33%	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,630	$15,037	$6,628	$2,366	$261
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.07%	2.25%	2.04%	2.05%[3]
Portfolio Turnover Rate [4]	3%	3%	3%	4%	5%

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Inception.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

25

500 Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2014.

26

500 Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

27

500 Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $18,761,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	197,913,388	—	—
Temporary Cash Investments	942,213	47,990	—
Futures Contracts—Assets[1]	1,033	—	—
Futures Contracts—Liabilities[1]	(13,027)	—	—
Total	198,843,607	47,990	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	1,561	800,949	15,821

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

28

500 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $3,089,358,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $2,160,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2014, the fund had $32,053,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $3,931,682,000 to offset future net capital gains. Of this amount, $1,770,014,000 is subject to expiration dates; $6,044,000 may be used to offset future net capital gains through December 31, 2015, and $1,763,970,000 through December 31, 2016. Capital losses of $2,161,668,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $293,941,000 expired on December 31, 2014; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

The fund acquired additional realized losses of $6,044,000 to offset future net capital gains in connection with the acquisition of Vanguard Tax-Managed Growth and Income Fund in May 2014 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses.

At December 31, 2014, the cost of investment securities for tax purposes was $109,669,461,000. Net unrealized appreciation of investment securities for tax purposes was $89,234,130,000, consisting of unrealized gains of $92,028,215,000 on securities that had risen in value since their purchase and $2,794,085,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $27,413,277,000 of investment securities, including $2,024,195,000 of securities acquired in connection with the acquisition of Vanguard Tax-Managed Growth and Income Fund, and sold $9,324,847,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,731,203,000 and $4,528,609,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

500 Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,071,923	22,874	4,265,742	27,761
Issued in Lieu of Cash Distributions	484,554	2,675	491,640	3,197
Redeemed	(7,295,533)	(40,819)	(8,770,227)	(56,959)
Net Increase (Decrease)—Investor Shares	(2,739,056)	(15,270)	(4,012,845)	(26,001)
Admiral Shares
Issued[1]	53,038,579	294,996	9,329,798	61,049
Issued in Connection with Acquisition of
Vanguard Tax-Managed Growth and Income	3,371,686	19,420	—	—
Issued in Lieu of Cash Distributions	1,975,813	10,858	1,339,808	8,678
Redeemed	(9,973,074)	(55,414)	(6,232,664)	(41,109)
Net Increase (Decrease) —Admiral Shares	48,413,004	269,860	4,436,942	28,618
Signal Shares
Issued	4,684,525	32,628	9,679,558	77,796
Issued in Lieu of Cash Distributions	327,487	2,226	594,241	4,673
Redeemed[1]	(41,652,091)	(281,192)	(11,126,623)	(87,744)
Net Increase (Decrease)—Signal Shares	(36,640,079)	(246,338)	(852,824)	(5,275)
ETF Shares[2]
Issued	12,851,957	72,128	8,569,611	56,551
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,529,783)	(14,450)	(2,778,056)	(18,454)
Net Increase (Decrease) —ETF Shares	10,322,174	57,678	5,791,555	(38,097)

1 Admiral Shares Issued and Signal Shares Redeemed include $26,198,274,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

2 2013 adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

H. On May 16, 2014, the fund acquired all of the net assets of Vanguard Tax-Managed Growth and Income Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 19,420,000 of Vanguard 500 Index Fund’s capital shares for the 45,479,000 shares of Vanguard Tax-Managed Growth and Income Fund outstanding on May 16, 2014. Each class of shares of Vanguard Tax-Managed Growth and Income Fund was exchanged for the Admiral Shares of Vanguard 500 Index Fund. Vanguard Tax-Managed Growth and Income Fund’s net assets of $3,371,686,000, including $1,348,485,000 of unrealized appreciation, were combined with Vanguard 500 Index Fund’s net assets of $168,166,924,000, resulting in combined net assets of $171,538,610,000 on May 16, 2014.

30

500 Index Fund

Assuming that the acquisition had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2014, would be:

($000)
Net Investment Income	3,515,765
Realized Net Gain (Loss)	2,940,695
Change in Unrealized Appreciation (Depreciation)	16,640,277
Net Increase (Decrease) in Net Assets Resulting from Operations	23,096,737

I. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2015

Special 2014 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $3,480,089,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 96.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares

Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	13.51%	15.28%	7.55%
Returns After Taxes on Distributions	13.02	14.88	7.20
Returns After Taxes on Distributions and Sale of Fund Shares	8.01	12.32	6.12

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.36	$0.88
Admiral Shares	1,000.00	1,060.98	0.26
ETF Shares	1,000.00	1,060.88	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

36

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

37

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group, and of
each of the investment companies served by The
Vanguard Group, since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2009–2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science, School of
Arts and Sciences, and Professor of Communication,
Annenberg School for Communication, with secondary
faculty appointments in the Department of Philosophy,
School of Arts and Sciences, and at the Graduate
School of Education, University of Pennsylvania;
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of Cummins
Inc. (industrial machinery); Chairman of the Board
of Hillenbrand, Inc. (specialized consumer services),
and of Oxfam America; Director of SKF AB (industrial
machinery), Hyster-Yale Materials Handling, Inc.
(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg
Institute for International Studies, both at the
University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary
Member of IBM’s Retirement Plan Committee (2004–
2013); Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Chief
Investment Officer and Vice President at the University
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;
Board Member of TIFF Advisory Services, Inc.
(investment advisor); Member of the Investment
Advisory Committees of the Financial Industry
Regulatory Authority (FINRA) and of Major League
Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking, Emeritus
at the Harvard Business School (retired 2011);
Chief Investment Officer and Managing Partner of
HighVista Strategies LLC (private investment firm);
Director of Rand Merchant Bank; Overseer of the
Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (housewares/lignite), and of Hyster-
Yale Materials Handling, Inc. (forklift trucks); Chairman
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group; Assistant Controller of each of the investment
companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group; Treasurer of each of
the investment companies served by The Vanguard
Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc.; General Counsel
of The Vanguard Group; Secretary of The Vanguard
Group and of each of the investment companies
served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
Who Are Deaf or Hard of Hearing> 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022015

Annual Report | December 31, 2014

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	11
Small-Cap Growth Index Fund.	35
Small-Cap Value Index Fund.	54
Your Fund’s After-Tax Returns.	75
About Your Fund’s Expenses.	76
Glossary.	79

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	7.37%
Admiral™ Shares	7.50
Institutional Shares	7.53
Institutional Plus Shares	7.55
ETF Shares
Market Price	7.52
Net Asset Value	7.51
CRSP US Small Cap Index	7.54
Small-Cap Core Funds Average	3.92
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Small-Cap Growth Index Fund
Investor Shares	3.88%
Admiral Shares	4.02
Institutional Shares	4.04
ETF Shares
Market Price	4.06
Net Asset Value	4.02
CRSP US Small Cap Growth Index	3.98
Small-Cap Growth Funds Average	2.33
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	10.39%
Admiral Shares	10.55
Institutional Shares	10.59
ETF Shares
Market Price	10.54
Net Asset Value	10.55
CRSP US Small Cap Value Index	10.63
Small-Cap Value Funds Average	3.37
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$52.69	$55.86	$0.708	$0.000
Admiral Shares	52.72	55.87	0.800	0.000
Institutional Shares	52.71	55.87	0.805	0.000
Institutional Plus Shares	152.16	161.27	2.357	0.000
ETF Shares	110.02	116.61	1.673	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$34.37	$35.40	$0.302	$0.000
Admiral Shares	42.98	44.26	0.446	0.000
Institutional Shares	34.42	35.45	0.360	0.000
ETF Shares	122.23	125.88	1.270	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$23.33	$25.34	$0.410	$0.000
Admiral Shares	41.82	45.42	0.804	0.000
Institutional Shares	23.37	25.39	0.451	0.000
ETF Shares	97.32	105.71	1.869	0.000

3

Chairman’s Letter

Dear Shareholder,

U.S. equities advanced in 2014, buoyed by a better-than-expected domestic economy, rising corporate profits, and low interest rates. Large- and mid-capitalization stocks stood out in this investment climate. Small-cap stocks didn’t keep pace with the broader market and ended with their lowest return in three years.

For much of last year, small-caps seemed to bear the brunt of investors’ concerns about lofty share valuations. Small-cap value stocks fared significantly better than their growth counterparts.

For the 12 months ended December 31, Vanguard’s three small-cap U.S. index funds posted returns ranging from 3.88% for Vanguard Small-Cap Growth Index Fund to 10.39% for Vanguard Small-Cap Value Index Fund. Vanguard Small-Cap Index Fund, which includes both value and growth stocks, returned 7.37%. (All returns cited in this letter are for the funds’ Investor Shares.)

All three funds closely tracked their target indexes and exceeded the average return of their peers.

Please note that your fund’s Signal Shares were converted to Admiral Shares in October 2014 as part of a year-long plan to streamline Vanguard’s share-class offerings. If you hold any of these funds in a taxable account, you may wish to review the discussion of after-tax returns that appears later in this report.

4

U.S. stocks finished strongly for the sixth straight year

U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed reassured by the Fed’s promise to be “patient” as it decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, while stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period

Bond prices received a boost from moves by many of the world’s central banks along with various global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. taxable bond market returned 5.97%.

Even with the Fed paring back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

5

10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Money market fund and savings account returns remained minuscule as the Fed’s target for short-term interest rates stayed between 0% and 0.25%.

Small-caps had a challenging year as investors became cost-conscious

Following small-cap stocks’ extraordinary ascent in 2013, many investors seemed concerned in 2014 that these shares—particularly in the growth category—had become overvalued, especially given the risks inherent in the underlying companies. Small companies generally have potential for faster growth and higher returns, but they can also be more volatile than larger, more established businesses.

Still, investors continued to seek out attractively priced small-cap stocks. Price-sensitive investors gravitated toward small-cap value stocks, which tend to sell at relatively low prices in relation to their earnings or book value.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.24%	0.09%	0.08%	0.06%	0.09%	1.32%
Small-Cap Growth Index Fund	0.24	0.09	0.08	—	0.09	1.42
Small-Cap Value Index Fund	0.24	0.09	0.08	—	0.09	1.36

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Of Vanguard’s three small-cap funds, the Value Index Fund turned in the best result. Eight of the fund’s ten industry sectors recorded positive returns. The financial sector, the fund’s largest, was the key to its strong showing. Low interest rates and the expanding economy propelled real estate investment trusts. This favorable environment also lifted financial services and insurance firms. Consumer services and health care were other bright spots. Consumer services stocks rose amid healthy consumer confidence that, in turn, was fed by continued improvement in the U.S. job market. Falling gas prices also made it easier for consumers to open their wallets for everything from travel to dining out. Health care stocks benefited most from equipment makers and service providers.

The Growth Index Fund posted the weakest returns. Seven of its ten sectors turned in positive results. Health care contributed about 75% of the fund’s return, with specialty pharmaceutical companies and innovative biotechnology firms among its lead performers. Financial and technology stocks also posted solid returns, but most of those were overshadowed by the sharp

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Small-Cap Index Fund Investor Shares	9.00%
Spliced Small-Cap Index	9.06
Small-Cap Core Funds Average	7.04
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Growth Index Fund Investor Shares	9.41%
Spliced Small-Cap Growth Index	9.44
Small-Cap Growth Funds Average	7.18
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Value Index Fund Investor Shares	8.32%
Spliced Small-Cap Value Index	8.45
Small-Cap Value Funds Average	7.09
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

decline in oil and gas holdings. Shares of small energy companies tumbled as oil prices fell over the last several months.

The Small-Cap Index Fund’s results fell between those of the Value and Growth Index Funds. Eight of its ten sectors showed gains. Financial, health care, and technology stocks produced the bulk of its return. Oil and gas and basic materials were the laggards.

All three funds delivered solid results for the decade

For the ten years ended December 31, 2014, the three Vanguard small-cap index funds recorded average annual returns ranging from 8.32% for the Value Index Fund to 9.41% for the Growth Index Fund. Each fund’s average annual return surpassed that of its peer group.

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 9.

8

The decade was generally favorable for small-cap stocks compared with large-cap stocks. But as we saw over the past year, market leadership changes in unpredictable ways, and that’s one of the reasons Vanguard believes that diversification across asset classes and market segments is wise.

Each of the three small-cap funds met its objective of closely tracking its target index over the long term, thanks to the funds’ advisor, Vanguard Equity Investment Group. The advisor relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep more of the market’s returns.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

9

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer January 15, 2015

10

Small-Cap Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	NAESX	VSMAX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.24%	0.09%	0.08%	0.06%	0.09%
30-Day SEC Yield	1.23%	1.37%	1.39%	1.41%	1.37%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index FA Index
Number of Stocks	1,499	1,482	3,776
Median Market Cap	$3.3B	$3.3B	$48.1B
Price/Earnings Ratio	26.8x	26.8x	20.6x
Price/Book Ratio	2.4x	2.4x	2.7x
Return on Equity	11.5%	11.4%	17.8%
Earnings Growth
Rate	14.4%	14.4%	15.4%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	10%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Small Cap	Market
	Fund	Index FA Index
Basic Materials	4.0%	3.9%	2.8%
Consumer Goods	7.5	7.5	9.9
Consumer Services	13.8	13.8	13.6
Financials	25.0	25.1	19.0
Health Care	10.4	10.4	13.5
Industrials	19.4	19.4	12.6
Oil & Gas	3.8	3.8	7.5
Technology	11.9	11.9	15.8
Telecommunications	0.3	0.3	2.0
Utilities	3.9	3.9	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Index	FA Index
R-Squared	1.00	0.86
Beta	1.00	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Alkermes plc	Pharmaceuticals	0.3%
Snap-on Inc.	Durable Household
	Products	0.3
Alaska Air Group Inc.	Airlines	0.3
Goodyear Tire & Rubber
Co.	Tires	0.3
Cooper Cos. Inc.	Medical Supplies	0.3
Cubist Pharmaceuticals
Inc.	Biotechnology	0.3
Packaging Corp. of	Containers &
America	Packaging	0.3
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.3
Rite Aid Corp.	Drug Retailers	0.3
Harman International	Consumer
Industries Inc.	Electronics	0.3
Top Ten		3.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

11

Small-Cap Index Fund

Investment Focus

12

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund*Investor
	Shares	7.37%	16.71%	9.00%	$23,663
••••••••	Spliced Small-Cap Index	7.54	16.83	9.06	23,810
– – – –	Small-Cap Core Funds Average	3.92	14.45	7.04	19,752
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares		7.50%	16.87%	9.13%	$23,963
Spliced Small-Cap Index		7.54	16.83	9.06	23,810
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

13

Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	7.53%	16.90%	9.17%	$12,025,837
Spliced Small-Cap Index	7.54	16.83	9.06	11,905,199
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

			Since	Final Value
		One	Inception	of a $100,000,000
		Year	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares		7.55%	14.39%	$172,122,808
Spliced Small-Cap Index		7.54	14.32	171,690,049
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47		15.45	178,626,975

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	7.51%	16.87%	9.14%	$23,986
Spliced Small-Cap Index	7.54	16.83	9.06	23,810
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price		7.52%	118.23%	140.37%
Small-Cap Index Fund ETF Shares Net Asset Value		7.51	118.02	139.86
Spliced Small-Cap Index		7.54	117.67	138.10

14

Small-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Spliced Small-Cap Index
For a benchmark description, see the Glossary.

15

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,333,471	118,330	0.2%
Rockwood Holdings Inc.	1,245,865	98,174	0.2%
Basic Materials—Other †		1,771,065	3.5%
		1,987,569	3.9%
Consumer Goods
Snap-on Inc.	1,015,779	138,898	0.3%
Goodyear Tire & Rubber Co.	4,799,910	137,133	0.3%
Harman International Industries Inc.	1,197,751	127,812	0.2%
* WhiteWave Foods Co. Class A	3,048,124	106,654	0.2%
Ingredion Inc.	1,256,226	106,578	0.2%
* Hain Celestial Group Inc.	1,764,267	102,839	0.2%
Leggett & Platt Inc.	2,405,995	102,519	0.2%
* Middleby Corp.	1,001,002	99,199	0.2%
Consumer Goods—Other †		2,862,117	5.7%
		3,783,749	7.5%
Consumer Services
Alaska Air Group Inc.	2,318,675	138,564	0.3%
* Rite Aid Corp.	17,157,690	129,026	0.3%
Gannett Co. Inc.	3,948,008	126,060	0.3%
Omnicare Inc.	1,711,193	124,797	0.2%
* Avis Budget Group Inc.	1,857,359	123,199	0.2%
Consumer Services—Other †		6,267,017	12.4%
		6,908,663	13.7%
Financials
Arthur J Gallagher & Co.	2,821,176	132,821	0.3%
* E*TRADE Financial Corp.	5,055,197	122,614	0.3%
WP Carey Inc.	1,727,454	121,095	0.2%
Duke Realty Corp.	5,973,883	120,672	0.2%
Extra Space Storage Inc.	1,932,030	113,294	0.2%
* Signature Bank	835,586	105,250	0.2%

16

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Regency Centers Corp.	1,630,045	103,964	0.2%
*	SVB Financial Group	888,958	103,181	0.2%
	Kilroy Realty Corp.	1,470,091	101,539	0.2%
	DDR Corp.	5,356,354	98,343	0.2%
	Mid-America Apartment Communities Inc.	1,315,576	98,247	0.2%
	Financials—Other †		11,417,406	22.6%
			12,638,426	25.0%
Health Care
*	Alkermes plc	2,556,398	149,703	0.3%
	Cooper Cos. Inc.	844,007	136,805	0.3%
*	Cubist Pharmaceuticals Inc.	1,333,756	134,243	0.3%
*	Isis Pharmaceuticals Inc.	2,065,377	127,516	0.2%
*	Brookdale Senior Living Inc.	3,206,321	117,576	0.2%
*	MEDNAX Inc.	1,755,447	116,053	0.2%
*	Alnylam Pharmaceuticals Inc.	1,075,880	104,360	0.2%
*	Community Health Systems Inc.	1,931,990	104,173	0.2%
*	Covance Inc.	989,167	102,715	0.2%
*	United Therapeutics Corp.	788,943	102,160	0.2%
	Health Care—Other †		4,019,106	8.0%
			5,214,410	10.3%
Industrials
	Packaging Corp. of America	1,719,896	134,238	0.3%
*	Flextronics International Ltd.	10,121,755	113,161	0.2%
	Valspar Corp.	1,303,685	112,743	0.2%
	IDEX Corp.	1,387,993	108,041	0.2%
*	Spirit AeroSystems Holdings Inc. Class A	2,467,680	106,209	0.2%
	Acuity Brands Inc.	758,106	106,188	0.2%
	Carlisle Cos. Inc.	1,121,706	101,223	0.2%
	Total System Services Inc.	2,924,851	99,328	0.2%
*	CoStar Group Inc.	537,237	98,653	0.2%
*	Keysight Technologies Inc.	2,915,185	98,446	0.2%
	Industrials—Other †		8,699,289	17.3%
			9,777,519	19.4%

Oil & Gas †			1,912,497	3.8%

[1]Other †			21,747	0.0%

Technology
	CDK Global Inc.	2,667,755	108,738	0.2%
	Technology—Other †		5,893,032	11.7%
			6,001,770	11.9%

Telecommunications †			150,374	0.3%

Utilities
	UGI Corp.	3,013,598	114,456	0.3%
	AGL Resources Inc.	2,090,392	113,947	0.2%
	ITC Holdings Corp.	2,722,519	110,071	0.2%
	Utilities—Other †		1,603,606	3.2%
			1,942,080	3.9%
Total Common Stocks (Cost $36,857,986)			50,338,804	99.7%[2]

17

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.126%	566,782,000	566,782	1.1%

5U.S. Government and Agency Obligations †			12,999	0.1%
Total Temporary Cash Investments (Cost $579,781)			579,781	1.2%[2]
[6]Total Investments (Cost $37,437,767)			50,918,585	100.9%
Other Assets and Liabilities
Other Assets			258,204	0.5%
Liabilities[4]			(703,847)	(1.4%)
			(445,643)	(0.9%)
Net Assets			50,472,942	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				38,961,158
Overdistributed Net Investment Income				(20,922)
Accumulated Net Realized Losses				(1,950,239)
Unrealized Appreciation (Depreciation)
Investment Securities				13,480,818
Futures Contracts				566
Swap Contracts				1,561
Net Assets				50,472,942

Investor Shares—Net Assets
Applicable to 82,468,917 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,606,345
Net Asset Value Per Share—Investor Shares				$55.86

Admiral Shares—Net Assets
Applicable to 358,558,762 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				20,034,449
Net Asset Value Per Share—Admiral Shares				$55.87

Institutional Shares—Net Assets
Applicable to 178,535,780 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				9,975,145
Net Asset Value Per Share—Institutional Shares				$55.87

18

Small-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 37,351,929 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,023,876
Net Asset Value Per Share—Institutional Plus Shares	$161.27

ETF Shares—Net Assets
Applicable to 84,327,895 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,833,127
Net Asset Value Per Share—ETF Shares	$116.61

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.9%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $473,881,000 of collateral received for securities on loan.
5 Securities with a value of $3,599,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $445,135,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	735,139
Interest[1]	202
Securities Lending	33,449
Total Income	768,790
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,116
Management and Administrative—Investor Shares	9,580
Management and Administrative—Admiral Shares	9,481
Management and Administrative—Signal Shares	2,270
Management and Administrative—Institutional Shares	4,480
Management and Administrative—Institutional Plus Shares	1,758
Management and Administrative—ETF Shares	5,069
Marketing and Distribution—Investor Shares	1,092
Marketing and Distribution—Admiral Shares	1,800
Marketing and Distribution—Signal Shares	1,462
Marketing and Distribution—Institutional Shares	2,141
Marketing and Distribution—Institutional Plus Shares	951
Marketing and Distribution—ETF Shares	1,983
Custodian Fees	871
Auditing Fees	41
Shareholders’ Reports—Investor Shares	122
Shareholders’ Reports—Admiral Shares	82
Shareholders’ Reports—Signal Shares	66
Shareholders’ Reports—Institutional Shares	110
Shareholders’ Reports—Institutional Plus Shares	55
Shareholders’ Reports—ETF Shares	230
Trustees’ Fees and Expenses	34
Total Expenses	46,794
Net Investment Income	721,996
Realized Net Gain (Loss)
Investment Securities Sold	1,916,491
Futures Contracts	2,468
Swap Contracts	3,939
Realized Net Gain (Loss)	1,922,898
Change in Unrealized Appreciation (Depreciation)
Investment Securities	855,507
Futures Contracts	(9,547)
Swap Contracts	1,561
Change in Unrealized Appreciation (Depreciation)	847,521
Net Increase (Decrease) in Net Assets Resulting from Operations	3,492,415
1 Interest income from an affiliated company of the fund was $185,000.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	721,996	556,220
Realized Net Gain (Loss)	1,922,898	583,222
Change in Unrealized Appreciation (Depreciation)	847,521	10,277,416
Net Increase (Decrease) in Net Assets Resulting from Operations	3,492,415	11,416,858
Distributions
Net Investment Income
Investor Shares	(58,444)	(59,108)
Admiral Shares	(282,281)	(130,303)
Signal Shares	(604)	(95,062)
Institutional Shares	(140,213)	(118,018)
Institutional Plus Shares	(86,737)	(56,696)
ETF Shares	(141,190)	(108,060)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(709,469)	(567,247)
Capital Share Transactions
Investor Shares	(713,524)	(140,555)
Admiral Shares	8,931,404	1,110,132
Signal Shares	(7,473,215)	1,241,430
Institutional Shares	234,336	948,902
Institutional Plus Shares	1,394,607	914,375
ETF Shares	1,073,291	1,555,179
Net Increase (Decrease) from Capital Share Transactions	3,446,899	5,629,463
Total Increase (Decrease)	6,229,845	16,479,074
Net Assets
Beginning of Period	44,243,097	27,764,023
End of Period[1]	50,472,942	44,243,097

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,922,000) and ($37,787,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$52.69	$38.74	$33.38	$34.75	$27.49
Investment Operations
Net Investment Income	.730	.609	.659	.402	.355
Net Realized and Unrealized Gain (Loss)
on Investments	3.148	13.958	5.363	(1.375)	7.266
Total from Investment Operations	3.878	14.567	6.022	(.973)	7.621
Distributions
Dividends from Net Investment Income	(.708)	(.617)	(. 662)	(. 397)	(.361)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.708)	(.617)	(. 662)	(. 397)	(.361)
Net Asset Value, End of Period	$55.86	$52.69	$38.74	$33.38	$34.75

Total Return[1]	7.37%	37.62%	18.04%	-2.80%	27.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,606	$5,041	$3,813	$3,925	$5,270
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.39%	1.82%	1.15%	1.24%
Portfolio Turnover Rate[2]	10%	29%	14%	17%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$52.72	$38.76	$33.39	$34.78	$27.50
Investment Operations
Net Investment Income	. 817.681		.717	.461	. 384
Net Realized and Unrealized Gain (Loss)
on Investments	3.133	13.968	5.372	(1.395)	7.286
Total from Investment Operations	3.950	14.649	6.089	(.934)	7.670
Distributions
Dividends from Net Investment Income	(.800)	(.689)	(.719)	(.456)	(.390)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.800)	(.689)	(.719)	(.456)	(.390)
Net Asset Value, End of Period	$55.87	$52.72	$38.76	$33.39	$34.78

Total Return[1]	7.50%	37.81%	18.24%	-2.69%	27.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,034	$10,126	$6,541	$5,525	$5,554
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.54%	1.96%	1.29%	1.38%
Portfolio Turnover Rate[2]	10%	29%	14%	17%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$47.49	$34.92	$30.08	$31.33	$24.79
Investment Operations
Net Investment Income	.491	.614	.648	.417	.359
Net Realized and Unrealized Gain (Loss)
on Investments	.123	12.577	4.841	(1.254)	6.545
Total from Investment Operations	.614	13.191	5.489	(.837)	6.904
Distributions
Dividends from Net Investment Income	(.004)	(.621)	(.649)	(.413)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.004)	(.621)	(.649)	(.413)	(.364)
Net Asset Value, End of Period	$48.10[1]	$47.49	$34.92	$30.08	$31.33

Total Return	1.29%	37.79%	18.25%	-2.68%	27.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$7,351	$4,329	$3,075	$2,300
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.26%[2]	1.54%	1.96%	1.29%	1.38%
Portfolio Turnover Rate[3]	10%	29%	14%	17%	12%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$52.71	$38.76	$33.39	$34.77	$27.50
Investment Operations
Net Investment Income	. 821.686		.724	. 467.410
Net Realized and Unrealized Gain (Loss)
on Investments	3.144	13.957	5.372	(1.385)	7.276
Total from Investment Operations	3.965	14.643	6.096	(.918)	7.686
Distributions
Dividends from Net Investment Income	(.805)	(. 693)	(.726)	(. 462)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.805)	(. 693)	(.726)	(. 462)	(. 416)
Net Asset Value, End of Period	$55.87	$52.71	$38.76	$33.39	$34.77

Total Return	7.53%	37.80%	18.26%	-2.65%	27.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,975	$9,185	$5,955	$4,894	$5,711
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.55%	1.98%	1.31%	1.42%
Portfolio Turnover Rate[1]	10%	29%	14%	17%	12%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
					Dec. 17,
					2010[1] to
		Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$152.16	$111.87	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	2.405	2.007	2.114	1.373	.064[2]
Net Realized and Unrealized Gain (Loss)
on Investments	9.062	40.311	15.506	(4.023)	.767
Total from Investment Operations	11.467	42.318	17.620	(2.650)	. 831
Distributions
Dividends from Net Investment Income	(2.357)	(2.028)	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.357)	(2.028)	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$161.27	$152.16	$111.87	$96.37	$100.38

Total Return	7.55%	37.85%	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,024	$4,323	$2,435	$1,840	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.57%	1.57%	2.00%	1.33%	1.44%[3]
Portfolio Turnover Rate [4]	10%	29%	14%	17%	12%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$110.02	$80.89	$69.70	$72.58	$57.41
Investment Operations
Net Investment Income	1.707	1.424	1.500	.957	.833
Net Realized and Unrealized Gain (Loss)
on Investments	6.556	29.145	11.194	(2.891)	15.183
Total from Investment Operations	8.263	30.569	12.694	(1.934)	16.016
Distributions
Dividends from Net Investment Income	(1.673)	(1.439)	(1.504)	(.946)	(.846)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.673)	(1.439)	(1.504)	(.946)	(.846)
Net Asset Value, End of Period	$116.61	$110.02	$80.89	$69.70	$72.58

Total Return	7.51%	37.80%	18.22%	-2.68%	27.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,833	$8,217	$4,691	$3,683	$4,843
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.54%	1.96%	1.29%	1.38%
Portfolio Turnover Rate[1]	10%	29%	14%	17%	12%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

28

Small-Cap Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the

29

Small-Cap Index Fund

collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $4,729,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

30

Small-Cap Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	50,316,852	19,381	2,571
Temporary Cash Investments	566,782	12,999	—
Futures Contracts—Liabilities[1]	(711)	—	—
Swap Contracts—Assets	—	1,581	—
Swap Contracts—Liabilities	—	(20)	—
Total	50,882,923	33,941	2,571
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	600	72,042	348
E-mini S&P MidCap 400 Index	March 2015	69	9,995	218
				566

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

31

Small-Cap Index Fund

At December 31, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Empire State Reality Trust Inc.	2/10/15	GSI	6,755	(0.512)	198
Empire State Reality Trust Inc.	2/10/15	GSI	601	(0.514)	(3)
Empire State Reality Trust Inc.	2/10/15	GSI	302	(0.519)	(3)
Empire State Reality Trust Inc.	2/10/15	GSI	302	(0.520)	(3)
Empire State Reality Trust Inc.	2/10/15	GSI	300	(0.515)	(2)
Empire State Reality Trust Inc.	2/13/15	GSI	976	(0.518)	(9)
SLM Corp.	3/19/15	GSI	45,890	(0.564)	1,383
					1,561
1 GSI—Goldman Sachs International.

At December 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $1,663,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $399,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $8,801,000, of which $6,381,000 has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2014, the fund realized $2,178,916,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $3,939,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

32

Small-Cap Index Fund

For tax purposes, at December 31, 2014, the fund had $21,710,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $1,943,841,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $997,684,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $37,452,371,000. Net unrealized appreciation of investment securities for tax purposes was $13,466,214,000, consisting of unrealized gains of $15,352,056,000 on securities that had risen in value since their purchase and $1,885,842,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $12,929,823,000 of investment securities and sold $9,146,593,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,307,409,000 and $4,575,749,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	851,229	15,868	1,042,480	22,850
Issued in Lieu of Cash Distributions	55,933	1,007	56,809	1,090
Redeemed	(1,620,686)	(30,084)	(1,239,844)	(26,671)
Net Increase (Decrease)—Investor Shares	(713,524)	(13,209)	(140,555)	(2,731)
Admiral Shares
Issued[1]	10,602,930	197,427	1,852,237	39,626
Issued in Lieu of Cash Distributions	257,067	4,627	117,877	2,260
Redeemed	(1,928,593)	(35,574)	(859,982)	(18,566)
Net Increase (Decrease)—Admiral Shares	8,931,404	166,480	1,110,132	23,320
Signal Shares
Issued	1,290,733	26,829	2,803,375	67,822
Issued in Lieu of Cash Distributions	563	12	86,598	1,843
Redeemed[1]	(8,764,511)	(181,622)	(1,648,543)	(38,841)
Net Increase (Decrease)—Signal Shares	(7,473,215)	(154,781)	1,241,430	30,824
Institutional Shares
Issued	2,788,243	51,626	2,730,652	59,376
Issued in Lieu of Cash Distributions	127,690	2,297	109,774	2,105
Redeemed	(2,681,597)	(49,632)	(1,891,524)	(40,878)
Net Increase (Decrease)—Institutional Shares	234,336	4,291	948,902	20,603

33

Small-Cap Index Fund

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	2,060,025	13,223	1,629,864	12,227
Issued in Lieu of Cash Distributions	86,737	541	56,601	376
Redeemed	(752,155)	(4,820)	(772,090)	(5,966)
Net Increase (Decrease) —Institutional Plus Shares	1,394,607	8,944	914,375	6,637
ETF Shares
Issued	5,781,785	50,837	4,397,170	44,397
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,708,494)	(41,200)	(2,841,991)	(27,700)
Net Increase (Decrease)—ETF Shares	1,073,291	9,637	1,555,179	16,697

1 Admiral Shares Issued and Signal Shares Redeemed include $4,639,074,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

34

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	0.70%	0.84%	0.86%	0.84%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index FA Index
Number of Stocks	746	735	3,776
Median Market Cap	$3.4B	$3.4B	$48.1B
Price/Earnings Ratio	39.9x	39.7x	20.6x
Price/Book Ratio	3.4x	3.4x	2.7x
Return on Equity	11.8%	11.7%	17.8%
Earnings Growth
Rate	18.0%	18.0%	15.4%
Dividend Yield	0.9%	0.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	26%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.7%	2.7%	2.8%
Consumer Goods	8.6	8.6	9.9
Consumer Services	14.3	14.3	13.6
Financials	19.2	19.2	19.0
Health Care	15.6	15.6	13.5
Industrials	18.3	18.3	12.6
Oil & Gas	3.9	3.9	7.5
Technology	16.7	16.7	15.8
Telecommunications	0.1	0.1	2.0
Utilities	0.6	0.6	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.80
Beta	1.00	1.19

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Alkermes plc	Pharmaceuticals	0.6%
Cooper Cos. Inc.	Medical Supplies	0.6
Cubist Pharmaceuticals
Inc.	Biotechnology	0.6
Harman International	Consumer
Industries Inc.	Electronics	0.5
Isis Pharmaceuticals Inc. Biotechnology		0.5
WP Carey Inc.	Diversified REITs	0.5
Duke Realty Corp.	Industrial & Office
	REITs	0.5
Brookdale Senior Living	Health Care
Inc.	Providers	0.5
MEDNAX Inc.	Health Care
	Providers	0.5
Extra Space Storage Inc. Specialty REITs		0.5
Top Ten		5.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

35

Small-Cap Growth Index Fund

Investment Focus

36

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Growth Index
	Fund*Investor Shares	3.88%	16.72%	9.41%	$24,584
••••••••	Spliced Small-Cap Growth Index	3.98	16.76	9.44	24,653
– – – –	Small-Cap Growth Funds Average	2.33	15.02	7.18	20,008
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Since	Final Value
			One	Inception	of a $10,000
			Year	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares			4.02%	20.29%	$18,265
Spliced Small-Cap Growth Index			3.98	20.16	18,199
Dow Jones U.S. Total Stock Market Float
Adjusted Index			12.47	21.37	18,801
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

37

Small-Cap Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	4.04%	16.92%	9.59%	$12,495,392

Spliced Small-Cap Growth Index	3.98	16.76	9.44	12,326,611
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	4.02%	16.89%	9.55%	$24,900
Spliced Small-Cap Growth Index	3.98	16.76	9.44	24,653
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund ETF Shares Market
Price	4.06%	118.45%	149.50%
Small-Cap Growth Index Fund ETF Shares Net
Asset Value	4.02	118.20	149.00
Spliced Small-Cap Growth Index	3.98	117.02	146.53

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

38

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		415,223	2.7%

Consumer Goods
Harman International Industries Inc.	784,927	83,760	0.5%
* WhiteWave Foods Co. Class A	1,998,785	69,937	0.5%
* Hain Celestial Group Inc.	1,155,418	67,349	0.4%
* Middleby Corp.	656,463	65,055	0.4%
* Toll Brothers Inc.	1,835,646	62,908	0.4%
Gentex Corp.	1,594,285	57,602	0.4%
Brunswick Corp.	1,065,033	54,594	0.4%
Consumer Goods—Other †		858,312	5.6%
		1,319,517	8.6%
Consumer Services
* Spirit Airlines Inc.	834,155	63,045	0.4%
Domino’s Pizza Inc.	629,832	59,311	0.4%
* Madison Square Garden Co. Class A	732,341	55,116	0.4%
* Sally Beauty Holdings Inc.	1,779,044	54,688	0.4%
Dick’s Sporting Goods Inc.	1,085,527	53,896	0.3%
Consumer Services—Other †		1,869,246	12.2%
		2,155,302	14.1%
Financials
WP Carey Inc.	1,131,553	79,322	0.5%
Duke Realty Corp.	3,914,700	79,077	0.5%
Extra Space Storage Inc.	1,266,888	74,290	0.5%
* Signature Bank	547,938	69,018	0.5%
Regency Centers Corp.	1,068,877	68,173	0.5%
* SVB Financial Group	582,226	67,579	0.4%
Kilroy Realty Corp.	964,018	66,585	0.4%
DDR Corp.	3,512,439	64,488	0.4%
CBOE Holdings Inc.	967,506	61,359	0.4%

39

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Taubman Centers Inc.	689,184	52,667	0.4%
	LaSalle Hotel Properties	1,280,053	51,804	0.3%
	Financials—Other †		2,252,991	14.7%
			2,987,353	19.5%
Health Care
*	Alkermes plc	1,675,535	98,119	0.6%
	Cooper Cos. Inc.	553,413	89,703	0.6%
*	Cubist Pharmaceuticals Inc.	874,111	87,979	0.6%
*	Isis Pharmaceuticals Inc.	1,352,911	83,529	0.5%
*	Brookdale Senior Living Inc.	2,101,184	77,050	0.5%
*	MEDNAX Inc.	1,150,336	76,049	0.5%
*	United Therapeutics Corp.	517,348	66,991	0.4%
*	Centene Corp.	605,295	62,860	0.4%
*	Puma Biotechnology Inc.	293,469	55,545	0.4%
*	Sirona Dental Systems Inc.	634,398	55,427	0.4%
	Health Care—Other †		1,631,734	10.6%
			2,384,986	15.5%
Industrials
	Acuity Brands Inc.	496,845	69,593	0.4%
*	CoStar Group Inc.	352,291	64,691	0.4%
*	Keysight Technologies Inc.	1,911,666	64,557	0.4%
*	Old Dominion Freight Line Inc.	790,164	61,348	0.4%
	Waste Connections Inc.	1,351,756	59,464	0.4%
	Jack Henry & Associates Inc.	937,405	58,250	0.4%
*	Vantiv Inc. Class A	1,675,183	56,822	0.4%
*	HD Supply Holdings Inc.	1,910,282	56,334	0.4%
	Lincoln Electric Holdings Inc.	800,573	55,312	0.4%
	Graco Inc.	681,336	54,630	0.4%
	Industrials—Other †		2,199,330	14.3%
			2,800,331	18.3%

Oil & Gas †			604,777	3.9%

Technology
	CDK Global Inc.	1,747,459	71,226	0.5%
*	Cadence Design Systems Inc.	3,355,713	63,658	0.4%
*	athenahealth Inc.	436,686	63,625	0.4%
*	SunEdison Inc.	2,950,908	57,572	0.4%
*	TriQuint Semiconductor Inc.	2,032,442	55,994	0.4%
	IAC/InterActiveCorp	893,779	54,333	0.3%
	Technology—Other †		2,187,342	14.2%
			2,553,750	16.6%

Telecommunications †			18,476	0.1%

Utilities
	ITC Holdings Corp.	1,785,311	72,180	0.5%
	Utilities—Other †		15,098	0.1%
			87,278	0.6%
Total Common Stocks (Cost $11,511,595)			15,326,993	99.9%[1]

40

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.126%	251,397,865	251,398	1.6%

4U.S. Government and Agency Obligations †			6,998	0.1%
Total Temporary Cash Investments (Cost $258,396)			258,396	1.7%[1]
[5]Total Investments (Cost $11,769,991)			15,585,389	101.6%
Other Assets and Liabilities
Other Assets			65,270	0.4%
Liabilities[3]			(305,961)	(2.0%)
			(240,691)	(1.6%)
Net Assets			15,344,698	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,273,662
Overdistributed Net Investment Income				(6,808)
Accumulated Net Realized Losses				(738,538)
Unrealized Appreciation (Depreciation)
Investment Securities				3,815,398
Futures Contracts				984
Net Assets				15,344,698

Investor Shares—Net Assets
Applicable to 65,691,135 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,325,748
Net Asset Value Per Share—Investor Shares				$35.40

Admiral Shares—Net Assets
Applicable to 122,764,646 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,433,857
Net Asset Value Per Share—Admiral Shares				$44.26

Institutional Shares—Net Assets
Applicable to 103,964,880 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,685,315
Net Asset Value Per Share—Institutional Shares				$35.45

41

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 30,979,373 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,899,778
Net Asset Value Per Share—ETF Shares	$125.88

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $229,896,000 of collateral received for securities on loan.
4 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $215,878,000.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	150,926
Interest[1]	43
Securities Lending	17,517
Total Income	168,486
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,897
Management and Administrative—Investor Shares	4,791
Management and Administrative—Admiral Shares	2,907
Management and Administrative—Institutional Shares	1,563
Management and Administrative—ETF Shares	1,951
Marketing and Distribution—Investor Shares	650
Marketing and Distribution—Admiral Shares	984
Marketing and Distribution—Institutional Shares	861
Marketing and Distribution—ETF Shares	741
Custodian Fees	283
Auditing Fees	40
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Institutional Shares	47
Shareholders’ Reports—ETF Shares	156
Trustees’ Fees and Expenses	12
Total Expenses	16,980
Net Investment Income	151,506
Realized Net Gain (Loss)
Investment Securities Sold	612,525
Futures Contracts	900
Realized Net Gain (Loss)	613,425
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(166,245)
Futures Contracts	301
Change in Unrealized Appreciation (Depreciation)	(165,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	598,987
1 Interest income from an affiliated company of the fund was $38,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,506	93,647
Realized Net Gain (Loss)	613,425	913,713
Change in Unrealized Appreciation (Depreciation)	(165,944)	2,952,175
Net Increase (Decrease) in Net Assets Resulting from Operations	598,987	3,959,535
Distributions
Net Investment Income
Investor Shares	(20,119)	(13,753)
Admiral Shares	(54,091)	(31,388)
Institutional Shares	(37,186)	(24,532)
ETF Shares	(39,218)	(23,474)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(150,614)	(93,147)
Capital Share Transactions
Investor Shares	(601,893)	(738,905)
Admiral Shares	399,387	1,252,154
Institutional Shares	(242,092)	609,367
ETF Shares	141,108	510,887
Net Increase (Decrease) from Capital Share Transactions	(303,490)	1,633,503
Total Increase (Decrease)	144,883	5,499,891
Net Assets
Beginning of Period	15,199,815	9,699,924
End of Period[1]	15,344,698	15,199,815

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,808,000) and ($7,700,000).

See accompanying Notes, which are an integral part of the Financial Statements.

44

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$34.37	$25.03	$21.49	$21.92	$16.83
Investment Operations
Net Investment Income	. 303.168		.223	.086	.075
Net Realized and Unrealized Gain (Loss)
on Investments	1.029	9.336	3.541	(.431)	5.091
Total from Investment Operations	1.332	9.504	3.764	(.345)	5.166
Distributions
Dividends from Net Investment Income	(. 302)	(.164)	(. 224)	(. 085)	(.076)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 302)	(.164)	(. 224)	(. 085)	(.076)
Net Asset Value, End of Period	$35.40	$34.37	$25.03	$21.49	$21.92

Total Return[1]	3.88%	37.98%	17.52%	-1.58%	30.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,326	$2,859	$2,649	$2,613	$4,229
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	0.87%	0.63%	0.97%	0.37%	0.43%
Portfolio Turnover Rate[2]	26%	50%	37%	40%	34%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
				Sept. 27,
				2011[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.98	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	. 449	. 284.326		.031
Net Realized and Unrealized Gain (Loss) on Investments	1.277	11.676	4.420	1.962
Total from Investment Operations	1.726	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(.446)	(.280)	(. 326)	(.113)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.446)	(.280)	(. 326)	(.113)
Net Asset Value, End of Period	$44.26	$42.98	$31.30	$26.88

Total Return[2]	4.02%	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,434	$4,881	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.01%	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate [4]	26%	50%	37%	40%

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$34.42	$25.07	$21.53	$21.96	$16.85
Investment Operations
Net Investment Income	.362	.229	.265	.125	.107
Net Realized and Unrealized Gain (Loss)
on Investments	1.028	9.346	3.540	(.432)	5.111
Total from Investment Operations	1.390	9.575	3.805	(.307)	5.218
Distributions
Dividends from Net Investment Income	(. 360)	(. 225)	(. 265)	(.123)	(.108)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 360)	(. 225)	(. 265)	(.123)	(.108)
Net Asset Value, End of Period	$35.45	$34.42	$25.07	$21.53	$21.96

Total Return	4.04%	38.20%	17.68%	-1.40%	30.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,685	$3,823	$2,302	$1,622	$1,527
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.02%	0.79%	1.13%	0.53%	0.61%
Portfolio Turnover Rate[1]	26%	50%	37%	40%	34%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$122.23	$89.03	$76.45	$77.98	$59.86
Investment Operations
Net Investment Income	1.277	.802	.925	.424	. 360
Net Realized and Unrealized Gain (Loss)
on Investments	3.643	33.188	12.578	(1.535)	18.121
Total from Investment Operations	4.920	33.990	13.503	(1.111)	18.481
Distributions
Dividends from Net Investment Income	(1.270)	(.790)	(. 923)	(. 419)	(. 361)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.270)	(.790)	(. 923)	(. 419)	(. 361)
Net Asset Value, End of Period	$125.88	$122.23	$89.03	$76.45	$77.98

Total Return	4.02%	38.18%	17.67%	-1.43%	30.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,900	$3,637	$2,209	$1,857	$1,842
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.01%	0.78%	1.11%	0.51%	0.57%
Portfolio Turnover Rate[1]	26%	50%	37%	40%	34%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

49

Small-Cap Growth Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

50

Small-Cap Growth Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $1,453,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,326,993	—	—
Temporary Cash Investments	251,398	6,998	—
Futures Contracts—Assets[1]	109	—	—
Futures Contracts—Liabilities[1]	(409)	—	—
Total	15,578,091	6,998	—
1 Represents variation margin on the last day of the reporting period.

51

Small-Cap Growth Index Fund

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	204	24,494	984

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $815,621,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $2,910,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $735,897,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $231,697,000 realized beginning in fiscal 2011 be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $11,771,644,000. Net unrealized appreciation of investment securities for tax purposes was $3,813,745,000, consisting of unrealized gains of $4,428,047,000 on securities that had risen in value since their purchase and $614,302,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $5,832,910,000 of investment securities and sold $6,119,087,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,811,505,000 and $1,859,119,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

52

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	538,287	15,576	885,186	29,970
Issued in Lieu of Cash Distributions	18,576	526	12,789	375
Redeemed	(1,158,756)	(33,579)	(1,636,880)	(53,015)
Net Increase (Decrease)—Investor Shares	(601,893)	(17,477)	(738,905)	(22,670)
Admiral Shares
Issued	1,547,647	35,829	1,872,580	48,848
Issued in Lieu of Cash Distributions	50,550	1,144	29,408	691
Redeemed	(1,198,810)	(27,773)	(649,834)	(17,093)
Net Increase (Decrease) —Admiral Shares	399,387	9,200	1,252,154	32,446
Institutional Shares
Issued	668,519	19,413	1,119,510	36,742
Issued in Lieu of Cash Distributions	36,304	1,026	23,841	699
Redeemed	(946,915)	(27,558)	(533,984)	(18,199)
Net Increase (Decrease)—Institutional Shares	(242,092)	(7,119)	609,367	19,242
ETF Shares
Issued	2,016,134	16,221	1,903,832	17,142
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,875,026)	(15,000)	(1,392,945)	(12,200)
Net Increase (Decrease) —ETF Shares	141,108	1,221	510,887	4,942

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

53

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.68%	1.82%	1.84%	1.82%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	829	822	3,776
Median Market Cap	$3.2B	$3.2B	$48.1B
Price/Earnings Ratio	20.9x	20.9x	20.6x
Price/Book Ratio	1.9x	1.9x	2.7x
Return on Equity	11.2%	11.2%	17.8%
Earnings Growth
Rate	12.0%	12.0%	15.4%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Small Cap	Market
	Fund Value Index		FA Index
Basic Materials	5.0%	5.0%	2.8%
Consumer Goods	6.6	6.6	9.9
Consumer Services	13.4	13.4	13.6
Financials	30.2	30.2	19.0
Health Care	5.8	5.8	13.5
Industrials	20.4	20.4	12.6
Oil & Gas	3.7	3.7	7.5
Technology	7.8	7.8	15.8
Telecommunications	0.4	0.4	2.0
Utilities	6.7	6.7	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.87
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Snap-on Inc.	Durable Household
	Products	0.5%
Alaska Air Group Inc.	Airlines	0.5
Goodyear Tire & Rubber
Co.	Tires	0.5
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.5
Rite Aid Corp.	Drug Retailers	0.5
Gannett Co. Inc.	Publishing	0.5
Omnicare Inc.	Drug Retailers	0.5
Avis Budget Group Inc.	Travel & Tourism	0.5
RPM International Inc.	Specialty Chemicals	0.4
UGI Corp.	Gas Distribution	0.4
Top Ten		4.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

54

Small-Cap Value Index Fund

Investment Focus

55

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Value Index Fund*Investor
	Shares	10.39%	16.39%	8.32%	$22,230
••••••••	Spliced Small-Cap Value Index	10.63	16.59	8.45	22,515
– – – –	Small-Cap Value Funds Average	3.37	14.38	7.09	19,831
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Since	Final Value
			One	Inception	of a $10,000
			Year	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares			10.55%	23.18%	$19,735
Spliced Small-Cap Value Index			10.63	23.25	19,769
Dow Jones U.S. Total Stock Market Float
Adjusted Index			12.47	21.37	18,801
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

56

Small-Cap Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	10.59%	16.57%	8.50%	$11,305,193

Spliced Small-Cap Value Index	10.63	16.59	8.45	11,257,402
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	10.55%	16.55%	8.46%	$22,520
Spliced Small-Cap Value Index	10.63	16.59	8.45	22,515
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market
Price	10.54%	115.14%	125.71%
Small-Cap Value Index Fund ETF Shares Net Asset
Value	10.55	115.04	125.20
Spliced Small-Cap Value Index	10.63	115.46	125.15

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

57

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,281,492	64,984	0.4%
Rockwood Holdings Inc.	684,348	53,927	0.4%
Basic Materials—Other †		623,278	4.2%
		742,189	5.0%
Consumer Goods
Snap-on Inc.	557,891	76,286	0.5%
Goodyear Tire & Rubber Co.	2,635,839	75,306	0.5%
Ingredion Inc.	690,007	58,540	0.4%
Leggett & Platt Inc.	1,321,410	56,305	0.4%
* Visteon Corp.	425,438	45,462	0.3%
Consumer Goods—Other †		661,168	4.4%
		973,067	6.5%
Consumer Services
Alaska Air Group Inc.	1,273,321	76,094	0.5%
* Rite Aid Corp.	9,421,877	70,852	0.5%
Gannett Co. Inc.	2,168,078	69,227	0.5%
Omnicare Inc.	939,802	68,540	0.5%
* Avis Budget Group Inc.	1,020,051	67,660	0.4%
KAR Auction Services Inc.	1,352,480	46,863	0.3%
* Office Depot Inc.	5,172,010	44,350	0.3%
Consumer Services—Other †		1,544,995	10.4%
		1,988,581	13.4%
Financials
Arthur J Gallagher & Co.	1,549,263	72,939	0.5%
Liberty Property Trust	1,426,260	53,670	0.4%
East West Bancorp Inc.	1,378,321	53,355	0.4%
Protective Life Corp.	761,365	53,029	0.4%
Apartment Investment & Management Co. Class A	1,387,696	51,553	0.3%
HCC Insurance Holdings Inc.	929,469	49,745	0.3%
Starwood Property Trust Inc.	2,135,502	49,629	0.3%

58

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
National Retail Properties Inc.	1,259,595	49,590	0.3%
* Liberty Ventures Class A	1,290,199	48,666	0.3%
Hospitality Properties Trust	1,439,349	44,620	0.3%
Financials—Other †		3,939,426	26.5%
		4,466,222	30.0%
Health Care
* Community Health Systems Inc.	1,061,090	57,214	0.4%
* Covance Inc.	543,318	56,418	0.4%
* Tenet Healthcare Corp.	943,702	47,817	0.3%
Teleflex Inc.	397,497	45,641	0.3%
Health Care—Other †		659,405	4.4%
		866,495	5.8%
Industrials
* Flextronics International Ltd.	5,558,561	62,145	0.4%
Valspar Corp.	716,037	61,923	0.4%
IDEX Corp.	762,424	59,347	0.4%
* Spirit AeroSystems Holdings Inc. Class A	1,355,274	58,331	0.4%
Carlisle Cos. Inc.	616,164	55,603	0.4%
Total System Services Inc.	1,606,466	54,556	0.4%
Broadridge Financial Solutions Inc.	1,152,410	53,218	0.4%
Global Payments Inc.	649,501	52,434	0.4%
Huntington Ingalls Industries Inc.	463,749	52,153	0.3%
Allegion plc	919,256	50,982	0.3%
PerkinElmer Inc.	1,084,747	47,436	0.3%
Ryder System Inc.	509,351	47,293	0.3%
* AECOM Technology Corp.	1,477,155	44,861	0.3%
Industrials—Other †		2,322,606	15.6%
		3,022,888	20.3%

Oil & Gas †		543,669	3.7%

[1]Other †		11,655	0.1%

Technology
Brocade Communications Systems Inc.	4,147,970	49,112	0.4%
Pitney Bowes Inc.	1,929,949	47,033	0.3%
* NCR Corp.	1,536,177	44,764	0.3%
Technology—Other †		1,015,169	6.8%
		1,156,078	7.8%

Telecommunications †		67,220	0.4%

Utilities
UGI Corp.	1,655,034	62,858	0.4%
AGL Resources Inc.	1,148,056	62,581	0.4%
Atmos Energy Corp.	963,991	53,733	0.4%
Westar Energy Inc. Class A	1,255,253	51,767	0.4%
TECO Energy Inc.	2,253,568	46,176	0.3%
Aqua America Inc.	1,696,118	45,286	0.3%
Utilities—Other †		671,231	4.5%
		993,632	6.7%
Total Common Stocks (Cost $11,533,614)		14,831,696	99.7%[2]

59

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.126%	135,297,663	135,298	0.9%

5U.S. Government and Agency Obligations †			7,298	0.1%
Total Temporary Cash Investments (Cost $142,596)			142,596	1.0%[2]
[6]Total Investments (Cost $11,676,210)			14,974,292	100.7%
Other Assets and Liabilities
Other Assets			44,918	0.3%
Liabilities[4]			(151,195)	(1.0%)
			(106,277)	(0.7%)
Net Assets			14,868,015	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,464,930
Overdistributed Net Investment Income				(5,425)
Accumulated Net Realized Losses				(890,206)
Unrealized Appreciation (Depreciation)
Investment Securities				3,298,082
Futures Contracts				634
Net Assets				14,868,015

Investor Shares—Net Assets
Applicable to 90,469,870 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,292,681
Net Asset Value Per Share—Investor Shares				$25.34

Admiral Shares—Net Assets
Applicable to 127,132,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,774,542
Net Asset Value Per Share—Admiral Shares				$45.42

Institutional Shares—Net Assets
Applicable to 75,914,535 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,927,263
Net Asset Value Per Share—Institutional Shares				$25.39

60

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 46,103,273 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,873,529
Net Asset Value Per Share—ETF Shares	$105.71

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $89,861,000 of collateral received for securities on loan.
5 Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $84,960,000.
See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	272,524
Interest[1]	64
Securities Lending	4,741
Total Income	277,329
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,789
Management and Administrative—Investor Shares	4,303
Management and Administrative—Admiral Shares	2,876
Management and Administrative—Institutional Shares	726
Management and Administrative—ETF Shares	2,141
Marketing and Distribution—Investor Shares	550
Marketing and Distribution—Admiral Shares	829
Marketing and Distribution—Institutional Shares	416
Marketing and Distribution—ETF Shares	852
Custodian Fees	268
Auditing Fees	41
Shareholders’ Reports—Investor Shares	51
Shareholders’ Reports—Admiral Shares	34
Shareholders’ Reports—Institutional Shares	31
Shareholders’ Reports—ETF Shares	194
Trustees’ Fees and Expenses	11
Total Expenses	15,112
Net Investment Income	262,217
Realized Net Gain (Loss)
Investment Securities Sold	726,853
Futures Contracts	3,021
Realized Net Gain (Loss)	729,874
Change in Unrealized Appreciation (Depreciation)
Investment Securities	389,594
Futures Contracts	(367)
Change in Unrealized Appreciation (Depreciation)	389,227
Net Increase (Decrease) in Net Assets Resulting from Operations	1,381,318
1 Interest income from an affiliated company of the fund was $61,000.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	262,217	219,668
Realized Net Gain (Loss)	729,874	449,410
Change in Unrealized Appreciation (Depreciation)	389,227	2,458,425
Net Increase (Decrease) in Net Assets Resulting from Operations	1,381,318	3,127,503
Distributions
Net Investment Income
Investor Shares	(36,592)	(40,303)
Admiral Shares	(100,009)	(79,929)
Institutional Shares	(33,614)	(31,614)
ETF Shares	(84,373)	(72,359)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(254,588)	(224,205)
Capital Share Transactions
Investor Shares	(270,292)	(290,808)
Admiral Shares	987,250	836,372
Institutional Shares	76,809	344,441
ETF Shares	594,219	736,310
Net Increase (Decrease) from Capital Share Transactions	1,387,986	1,626,315
Total Increase (Decrease)	2,514,716	4,529,613
Net Assets
Beginning of Period	12,353,299	7,823,686
End of Period[1]	14,868,015	12,353,299

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,425,000) and ($13,207,000).

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.33	$17.40	$15.04	$16.01	$13.06
Investment Operations
Net Investment Income	. 425	. 394	. 428.309		.285
Net Realized and Unrealized Gain (Loss)
on Investments	1.995	5.936	2.364	(.974)	2.956
Total from Investment Operations	2.420	6.330	2.792	(.665)	3.241
Distributions
Dividends from Net Investment Income	(. 410)	(. 400)	(. 432)	(. 305)	(. 291)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 410)	(. 400)	(. 432)	(. 305)	(. 291)
Net Asset Value, End of Period	$25.34	$23.33	$17.40	$15.04	$16.01

Total Return[1]	10.39%	36.41%	18.56%	-4.16%	24.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,293	$2,375	$2,001	$1,980	$4,316
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.84%	2.03%	2.66%	1.90%	2.03%
Portfolio Turnover Rate[2]	12%	47%	25%	30%	25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
				Sept. 27,
				2011[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$41.82	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	. 831.773		.814	.196
Net Realized and Unrealized Gain (Loss) on Investments	3.573	10.629	4.245	2.320
Total from Investment Operations	4.404	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(.804)	(.782)	(. 819)	(.556)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.804)	(.782)	(. 819)	(.556)
Net Asset Value, End of Period	$45.42	$41.82	$31.20	$26.96

Total Return[2]	10.55%	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,775	$4,371	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.98%	2.18%	2.80%	2.04% [3]
Portfolio Turnover Rate [4]	12%	47%	25%	30%

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$23.37	$17.44	$15.07	$16.04	$13.09
Investment Operations
Net Investment Income	. 467.434		.459	. 338.311
Net Realized and Unrealized Gain (Loss)
on Investments	2.004	5.935	2.371	(.973)	2.957
Total from Investment Operations	2.471	6.369	2.830	(.635)	3.268
Distributions
Dividends from Net Investment Income	(. 451)	(. 439)	(. 460)	(. 335)	(. 318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 451)	(. 439)	(. 460)	(. 335)	(. 318)
Net Asset Value, End of Period	$25.39	$23.37	$17.44	$15.07	$16.04

Total Return	10.59%	36.55%	18.78%	-3.97%	24.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,927	$1,699	$979	$722	$871
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.19%	2.82%	2.06%	2.21%
Portfolio Turnover Rate[1]	12%	47%	25%	30%	25%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$97.32	$72.60	$62.73	$66.80	$54.49
Investment Operations
Net Investment Income	1.933	1.796	1.896	1.393	1.269
Net Realized and Unrealized Gain (Loss)
on Investments	8.326	24.742	9.877	(4.083)	12.340
Total from Investment Operations	10.259	26.538	11.773	(2.690)	13.609
Distributions
Dividends from Net Investment Income	(1.869)	(1.818)	(1.903)	(1.380)	(1.299)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.869)	(1.818)	(1.903)	(1.380)	(1.299)
Net Asset Value, End of Period	$105.71	$97.32	$72.60	$62.73	$66.80

Total Return	10.55%	36.57%	18.78%	-4.05%	24.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,874	$3,908	$2,281	$1,755	$1,851
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.18%	2.80%	2.04%	2.17%
Portfolio Turnover Rate[1]	12%	47%	25%	30%	25%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

69

Small-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $1,373,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,820,022	10,459	1,215
Temporary Cash Investments	135,298	7,298	—
Futures Contracts—Liabilities[1]	(290)	—	—
Total	14,955,030	17,757	1,215
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	233	27,977	530
E-mini S&P MidCap 400 Index	March 2015	34	4,925	104
				634

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $153,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $5,264,000, of which $3,884,000 has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2014, the fund realized $683,529,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $10,402,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $42,731,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $888,530,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $11,948,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $11,681,474,000. Net unrealized appreciation of investment securities for tax purposes was $3,292,818,000, consisting of unrealized gains of $3,741,924,000 on securities that had risen in value since their purchase and $449,106,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $4,522,083,000 of investment securities and sold $3,081,926,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,946,424,000 and $1,425,586,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	530,028	21,851	623,704	30,686
Issued in Lieu of Cash Distributions	33,953	1,353	37,188	1,613
Redeemed	(834,273)	(34,552)	(951,700)	(45,442)
Net Increase (Decrease)—Investor Shares	(270,292)	(11,348)	(290,808)	(13,143)
Admiral Shares
Issued	1,642,479	37,771	1,221,573	32,856
Issued in Lieu of Cash Distributions	89,878	1,998	72,142	1,746
Redeemed	(745,107)	(17,154)	(457,343)	(12,259)
Net Increase (Decrease) —Admiral Shares	987,250	22,615	836,372	22,343
Institutional Shares
Issued	510,432	21,007	589,813	28,421
Issued in Lieu of Cash Distributions	30,703	1,222	29,371	1,271
Redeemed	(464,326)	(19,020)	(274,743)	(13,130)
Net Increase (Decrease) —Institutional Shares	76,809	3,209	344,441	16,562
ETF Shares
Issued	2,005,418	19,645	1,328,171	15,142
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,411,199)	(13,700)	(591,861)	(6,400)
Net Increase (Decrease)—ETF Shares	594,219	5,945	736,310	8,742

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund: In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2015

73

Special 2014 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	456,969
Small-Cap Growth Index Fund	76,964
Small-Cap Value Index Fund	183,660

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	62.2%
Small-Cap Growth Index Fund	49.9
Small-Cap Value Index Fund	69.3

74

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios

Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	7.37%	16.71%	9.00%
Returns After Taxes on Distributions	6.95	16.35	8.68
Returns After Taxes on Distributions and Sale of Fund Shares	4.34	13.46	7.29

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	3.88%	16.72%	9.41%
Returns After Taxes on Distributions	3.58	16.55	9.29
Returns After Taxes on Distributions and Sale of Fund Shares	2.28	13.53	7.72

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	10.39%	16.39%	8.32%
Returns After Taxes on Distributions	9.87	15.86	7.83
Returns After Taxes on Distributions and Sale of Fund Shares	6.13	13.15	6.65

75

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

76

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,009.30	$1.16
Admiral Shares	1,000.00	1,009.81	0.46
Institutional Shares	1,000.00	1,009.90	0.41
Institutional Plus Shares	1,000.00	1,010.05	0.30
ETF Shares	1,000.00	1,009.87	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$997.47	$1.16
Admiral Shares	1,000.00	998.25	0.45
Institutional Shares	1,000.00	998.48	0.40
ETF Shares	1,000.00	998.36	0.45
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,019.39	$1.17
Admiral Shares	1,000.00	1,020.09	0.46
Institutional Shares	1,000.00	1,020.10	0.41
ETF Shares	1,000.00	1,020.04	0.46

77

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

78

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

79

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group, and of
each of the investment companies served by The
Vanguard Group, since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2009–2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science, School of
Arts and Sciences, and Professor of Communication,
Annenberg School for Communication, with secondary
faculty appointments in the Department of Philosophy,
School of Arts and Sciences, and at the Graduate
School of Education, University of Pennsylvania;
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of Cummins
Inc. (industrial machinery); Chairman of the Board
of Hillenbrand, Inc. (specialized consumer services),
and of Oxfam America; Director of SKF AB (industrial
machinery), Hyster-Yale Materials Handling, Inc.
(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg
Institute for International Studies, both at the
University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary
Member of IBM’s Retirement Plan Committee (2004–
2013); Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Chief
Investment Officer and Vice President at the University
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;
Board Member of TIFF Advisory Services, Inc.
(investment advisor); Member of the Investment
Advisory Committees of the Financial Industry
Regulatory Authority (FINRA) and of Major League
Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking, Emeritus
at the Harvard Business School (retired 2011);
Chief Investment Officer and Managing Partner of
HighVista Strategies LLC (private investment firm);
Director of Rand Merchant Bank; Overseer of the
Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (housewares/lignite), and of Hyster-
Yale Materials Handling, Inc. (forklift trucks); Chairman
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group; Assistant Controller of each of the investment
companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group; Treasurer of each of
the investment companies served by The Vanguard
Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc.; General Counsel
of The Vanguard Group; Secretary of The Vanguard
Group and of each of the investment companies
served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >	vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022015

Annual Report | December 31, 2014

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	11
Mid-Cap Index Fund.	33
Mid-Cap Growth Index Fund.	59
Mid-Cap Value Index Fund.	76
Your Fund’s After-Tax Returns.	96
About Your Fund’s Expenses.	98
Glossary.	101

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	7.42%
Admiral™ Shares	7.56
Institutional Shares	7.56
Institutional Plus Shares	7.60
ETF Shares
Market Price	7.55
Net Asset Value	7.55
S&P Completion Index	7.50
Mid-Cap Core Funds Average	8.13
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Index Fund
Investor Shares	13.60%
Admiral Shares	13.76
Institutional Shares	13.78
Institutional Plus Shares	13.79
ETF Shares
Market Price	13.75
Net Asset Value	13.76
CRSP US Mid Cap Index	13.83
Mid-Cap Core Funds Average	8.13
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	13.35%
Admiral Shares	13.48
ETF Shares
Market Price	13.46
Net Asset Value	13.49
CRSP US Mid Cap Growth Index	13.57
Mid-Cap Growth Funds Average	6.74
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Value Index Fund
Investor Shares	13.84%
Admiral Shares	13.98
ETF Shares
Market Price	13.95
Net Asset Value	13.98
CRSP US Mid Cap Value Index	14.05
Mid-Cap Value Funds Average	9.49
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$62.76	$66.63	$0.782	$0.000
Admiral Shares	62.75	66.61	0.880	0.000
Institutional Shares	62.75	66.60	0.891	0.000
Institutional Plus Shares	154.84	164.36	2.234	0.000
ETF Shares	82.71	87.79	1.159	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$30.02	$33.72	$0.384	$0.000
Admiral Shares	136.19	152.97	1.966	0.000
Institutional Shares	30.08	33.79	0.436	0.000
Institutional Plus Shares	148.37	166.65	2.186	0.000
ETF Shares	109.96	123.50	1.593	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$35.46	$39.94	$0.254	$0.000
Admiral Shares	38.83	43.72	0.346	0.000
ETF Shares	90.20	101.57	0.805	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$31.38	$35.19	$0.533	$0.000
Admiral Shares	41.30	46.30	0.774	0.000
ETF Shares	79.73	89.39	1.491	0.000

Chairman’s Letter

Dear Shareholder,

In another strong year for U.S. equities, mid-cap stocks were among the stand-out performers. Small-cap stocks, meanwhile, didn’t keep pace with the broader market, which ended 2014 at a near-record level.

In this environment, the three Vanguard Mid-Cap Index Funds delivered returns in excess of 13% for the 12 months ended December 31, 2014. Vanguard Extended Market Index Fund, which includes both small- and mid-cap holdings, finished with a return of 7.42% (all returns cited are for Investor Shares).

All four funds covered in this report closely tracked their target indexes. And all but the Extended Market Index Fund notched results that exceeded the average returns of peer funds.

If you hold any of these funds in a taxable account, you may wish to review the after-tax returns that appear later in this report.

U.S. stocks finished strongly for the sixth straight year

U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets. Elsewhere, Europe and China faced economic challenges, tensions flared in the Middle East and Ukraine, and concerns arose over stocks’ high valuations.

Although the Federal Reserve ended its bond-buying program in October, its stance that it would be “patient” in deciding when to increase short-term interest rates seemed to reassure investors. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, but stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period

Bond prices received a boost from moves by many of the world’s central banks along with global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from 2013, the broad U.S. bond market returned 5.97%.

Even as the Fed pared back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Money market fund and savings account returns remained minuscule as the Fed’s target for short-term interest rates stayed between 0% and 0.25%.

Within the mid-cap group, value stocks had a slight edge

Of the three Vanguard Mid-Cap Index Funds, the value fund recorded the highest return for the year, albeit by a slender margin. Following equities’ extraordinary advance in 2013, investors seemed more sensitive to how expensive stocks were—an environment which can favor the value category. (Value stocks tend to sell at relatively low prices in relation to their earnings or book value. Growth stocks typically have higher valuations because of the earnings and revenue potential of the underlying companies.)

The Extended Market Index Fund, like its benchmark, was weighed down by its allocation to small-cap stocks, which seemed to take the brunt of investors’ concerns about lofty share valuations. Of course, in the future, the positions of small- and mid-cap stocks are sure to reverse from time to time. Indeed, in 2013, small-caps were the star performers.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.24%	0.10%	0.08%	0.06%	0.10%	1.21%
Mid-Cap Index Fund	0.24	0.09	0.08	0.06	0.09	1.21
Mid-Cap Growth Index Fund	0.24	0.09	—	—	0.09	1.30
Mid-Cap Value Index Fund	0.24	0.09	—	—	0.09	1.30

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the funds’ expense ratios were: for the Extended Market Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Market leadership changes in unpredictable ways; that’s one of the reasons why Vanguard believes broad diversification is the wisest choice for many investors.

In terms of the funds’ holdings, shares of retailers and other companies closely tied to discretionary consumer spending buoyed the returns of all four funds. These stocks benefited from healthy consumer confidence that, in turn, was fed by continued improvements in the U.S. job market. Falling gas prices also made it easier for consumers to open their wallets for everything from clothing to entertainment.

Conversely, all four funds experienced steep slides in their returns from energy companies. These stocks were hurt in the second half by a precipitous drop in oil prices.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Extended Market Index Fund Investor Shares	9.08%
Spliced Extended Market Index	9.12
Mid-Cap Core Funds Average	8.07
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Index Fund Investor Shares	9.34%
Spliced Mid-Cap Index	9.50
Mid-Cap Core Funds Average	8.07
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Growth Index Fund Investor Shares (Returns since inception: 8/24/2006)	9.15%
Spliced Mid-Cap Growth Index	9.33
Mid-Cap Growth Funds Average	8.46
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Value Index Fund Investor Shares (Returns since inception: 8/24/2006)	9.02%
Spliced Mid-Cap Value Index	9.22
Mid-Cap Value Funds Average	8.13
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Over the decade just ended, the funds outpaced their peers

For the ten years ended December 31, the Extended Market Index Fund posted an average annual return of 9.08% and the Mid-Cap Index Fund 9.34%. Since launching in 2006, the Mid-Cap Growth Index Fund has returned an annual average of 9.15% and the Mid-Cap Value Index Fund 9.02%. In each case, the results exceeded the average annual returns of peers.

All four funds have closely tracked their target indexes. This is a tribute to the expertise of the funds’ advisor, Vanguard Equity Investment Group, and its team of seasoned professionals. With its sophisticated and proven portfolio management strategies, the group has been able to produce benchmark-tracking returns over the years regardless of market conditions. The advisor is helped in this task by the funds’ low expenses.

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 9.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

(You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 14, 2015

Extended Market Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEXMX	VEXAX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.24%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	1.04%	1.17%	1.19%	1.21%	1.17%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,316	3,417	3,776
Median Market Cap	$4.0B	$4.0B	$48.1B
Price/Earnings Ratio	29.2x	29.3x	20.6x
Price/Book Ratio	2.5x	2.5x	2.7x
Return on Equity	11.4%	11.4%	17.8%
Earnings Growth
Rate	15.1%	15.2%	15.4%
Dividend Yield	1.3%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	2.8%
Turnover Rate	9%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	15.9%	15.9%	12.9%
Consumer Staples	3.1	3.1	8.5
Energy	4.2	4.3	7.6
Financials	23.3	23.4	17.9
Health Care	12.9	12.9	14.0
Industrials	15.0	14.9	11.3
Information Technology	16.3	16.2	19.0
Materials	5.1	5.1	3.6
Telecommunication
Services	0.9	0.9	2.0
Utilities	3.3	3.3	3.2

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.87
Beta	1.00	1.18
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Liberty Global plc	Cable & Satellite	0.9%
American Airlines Group
Inc.	Airlines	0.9
Illumina Inc.	Life Sciences Tools &
	Services	0.6
United Continental
Holdings Inc.	Airlines	0.6
LinkedIn Corp.	Internet Software &
	Services	0.5
HCA Holdings Inc.	Health Care Facilities 0.5
Tesla Motors Inc.	Automobile
	Manufacturers	0.5
Las Vegas Sands Corp.	Casinos & Gaming	0.5
Twitter Inc.	Internet Software &
	Services	0.4
Cheniere Energy Inc.	Oil & Gas Storage &
	Transportation	0.3
Top Ten		5.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Extended Market Index Fund

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index
	Fund*Investor Shares	7.42%	16.58%	9.08%	$23,842
••••••••	Spliced Extended Market Index	7.50	16.66	9.12	23,931
– – – –	Mid-Cap Core Funds Average	8.13	14.83	8.07	21,729
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares		7.56%	16.75%	9.24%	$24,195
Spliced Extended Market Index		7.50	16.66	9.12	23,931
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	7.56%	16.77%	9.27%	$12,131,040

Spliced Extended Market Index	7.50	16.66	9.12	11,965,697
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

			Since	Final Value
		One	Inception	of a $100,000,000
		Year	(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus
Shares		7.60%	13.47%	$164,986,075
S&P Completion Index		7.50	13.34	164,202,460
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47		14.59	171,493,068

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	7.55%	16.73%	9.24%	$24,204
Spliced Extended Market Index	7.50	16.66	9.12	23,931
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Extended Market Index Fund ETF Shares Market
Price		7.55%	116.82%	142.27%
Extended Market Index Fund ETF Shares Net Asset
Value		7.55	116.77	142.04
Spliced Extended Market Index		7.50	116.03	139.31

Extended Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Extended Market Index Fund Investor Shares

Spliced Extended Market Index
For a benchmark description, see the Glossary.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Liberty Global plc	5,887,670	284,433	0.7%
* Tesla Motors Inc.	886,884	197,252	0.5%
Las Vegas Sands Corp.	3,389,024	197,106	0.5%
* DISH Network Corp. Class A	1,947,685	141,967	0.3%
* Charter Communications Inc. Class A	750,248	125,006	0.3%
Advance Auto Parts Inc.	670,307	106,767	0.3%
* TRW Automotive Holdings Corp.	1,016,854	104,583	0.3%
Hanesbrands Inc.	917,633	102,426	0.3%
* Hilton Worldwide Holdings Inc.	3,796,872	99,060	0.2%
Signet Jewelers Ltd.	736,205	96,862	0.2%
* Liberty Global plc Class A	1,923,336	96,561	0.2%
Autoliv Inc.	832,138	88,306	0.2%
Polaris Industries Inc.	561,208	84,877	0.2%
* Sirius XM Holdings Inc.	23,737,093	83,080	0.2%
Consumer Discretionary—Other †		4,685,722	11.4%
		6,494,008	15.8%
Consumer Staples
Bunge Ltd.	1,333,288	121,209	0.3%
Church & Dwight Co. Inc.	1,231,540	97,058	0.2%
Consumer Staples—Other †		1,065,205	2.6%
		1,283,472	3.1%
Energy
* Cheniere Energy Inc.	2,032,484	143,087	0.3%
* Concho Resources Inc.	1,040,293	103,769	0.3%
* Weatherford International plc	7,125,179	81,583	0.2%
Energy—Other †		1,395,624	3.4%
		1,724,063	4.2%
Financials
SL Green Realty Corp.	886,724	105,538	0.3%
Realty Income Corp.	2,050,441	97,827	0.3%
Annaly Capital Management Inc.	8,700,639	94,054	0.2%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
TD Ameritrade Holding Corp.	2,499,382	89,428	0.2%
* Markel Corp.	128,172	87,521	0.2%
Federal Realty Investment Trust	625,553	83,486	0.2%
Digital Realty Trust Inc.	1,247,909	82,736	0.2%
Financials—Other †		8,872,693	21.6%
		9,513,283	23.2%
Health Care
* Illumina Inc.	1,304,484	240,782	0.6%
* HCA Holdings Inc.	2,786,278	204,485	0.5%
* BioMarin Pharmaceutical Inc.	1,354,894	122,482	0.3%
* Henry Schein Inc.	774,111	105,395	0.3%
* Incyte Corp.	1,422,995	104,035	0.2%
* Endo International plc	1,413,475	101,940	0.2%
* Jazz Pharmaceuticals plc	555,581	90,965	0.2%
Health Care—Other †		4,295,989	10.5%
		5,266,073	12.8%
Industrials
American Airlines Group Inc.	6,589,047	353,371	0.9%
* United Continental Holdings Inc.	3,390,437	226,786	0.6%
* Hertz Global Holdings Inc.	4,123,413	102,838	0.2%
TransDigm Group Inc.	453,256	88,997	0.2%
* Verisk Analytics Inc. Class A	1,364,354	87,387	0.2%
* Sensata Technologies Holding NV	1,550,632	81,269	0.2%
Industrials—Other †		5,178,993	12.6%
		6,119,641	14.9%
Information Technology
* LinkedIn Corp. Class A	969,617	222,731	0.5%
* Twitter Inc.	4,721,350	169,355	0.4%
Skyworks Solutions Inc.	1,751,476	127,350	0.3%
Equinix Inc.	503,452	114,148	0.3%
* FleetCor Technologies Inc.	700,848	104,223	0.3%
Activision Blizzard Inc.	4,560,039	91,885	0.2%
Maxim Integrated Products Inc.	2,603,881	82,986	0.2%
* ServiceNow Inc.	1,211,840	82,223	0.2%
Information Technology—Other †		5,652,656	13.8%
		6,647,557	16.2%
Materials
Celanese Corp. Class A	1,412,131	84,671	0.2%
Materials—Other †		2,024,300	5.0%
		2,108,971	5.2%

Other †		2,847	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,185,932	131,354	0.4%
Telecommunication Services—Other †		252,223	0.6%
		383,577	1.0%
Utilities
American Water Works Co. Inc.	1,650,010	87,946	0.2%
Utilities—Other †		1,279,939	3.1%
		1,367,885	3.3%
Total Common Stocks (Cost $29,071,282)		40,911,377	99.7%[1]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.126%	436,998,584	436,999	1.1%
4U.S. Government and Agency Obligations †			14,696	0.0%
Total Temporary Cash Investments (Cost $451,694)			451,695	1.1%[1]
[5]Total Investments (Cost $29,522,976)			41,363,072	100.8%
Other Assets and Liabilities
Other Assets			218,992	0.5%
Liabilities[3]			(529,856)	(1.3%)
			(310,864)	(0.8%)
Net Assets			41,052,208	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				29,610,169
Overdistributed Net Investment Income				(15,397)
Accumulated Net Realized Losses				(387,391)
Unrealized Appreciation (Depreciation)
Investment Securities				11,840,096
Futures Contracts				4,731
Net Assets				41,052,208

Investor Shares—Net Assets
Applicable to 35,126,416 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,340,519
Net Asset Value Per Share—Investor Shares				$66.63

Admiral Shares—Net Assets
Applicable to 192,944,263 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				12,851,563
Net Asset Value Per Share—Admiral Shares				$66.61

Institutional Shares—Net Assets
Applicable to 128,622,885 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				8,566,896
Net Asset Value Per Share—Institutional Shares				$66.60

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 82,951,506 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,634,243
Net Asset Value Per Share—Institutional Plus Shares	$164.36

ETF Shares—Net Assets
Applicable to 41,676,679 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,658,987
Net Asset Value Per Share—ETF Shares	$87.79

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $346,752,000 of collateral received for securities on loan.
4 Securities with a value of $5,699,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $314,997,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	543,065
Interest[1]	127
Securities Lending	37,478
Total Income	580,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,808
Management and Administrative—Investor Shares	5,055
Management and Administrative—Admiral Shares	8,028
Management and Administrative—Signal Shares	997
Management and Administrative—Institutional Shares	3,718
Management and Administrative—Institutional Plus Shares	3,660
Management and Administrative—ETF Shares	2,247
Marketing and Distribution—Investor Shares	564
Marketing and Distribution—Admiral Shares	1,363
Marketing and Distribution—Signal Shares	546
Marketing and Distribution—Institutional Shares	1,892
Marketing and Distribution—Institutional Plus Shares	2,387
Marketing and Distribution—ETF Shares	802
Custodian Fees	679
Auditing Fees	41
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	57
Shareholders’ Reports—Signal Shares	36
Shareholders’ Reports—Institutional Shares	112
Shareholders’ Reports—Institutional Plus Shares	225
Shareholders’ Reports—ETF Shares	110
Trustees’ Fees and Expenses	29
Total Expenses	35,412
Net Investment Income	545,258
Realized Net Gain (Loss)
Investment Securities Sold	1,569,129
Futures Contracts	7,807
Realized Net Gain (Loss)	1,576,936
Change in Unrealized Appreciation (Depreciation)
Investment Securities	719,764
Futures Contracts	1,968
Change in Unrealized Appreciation (Depreciation)	721,732
Net Increase (Decrease) in Net Assets Resulting from Operations	2,843,926
1 Interest income from an affiliated company of the fund was $122,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	545,258	404,160
Realized Net Gain (Loss)	1,576,936	995,233
Change in Unrealized Appreciation (Depreciation)	721,732	8,307,829
Net Increase (Decrease) in Net Assets Resulting from Operations	2,843,926	9,707,222
Distributions
Net Investment Income
Investor Shares	(27,824)	(27,116)
Admiral Shares	(167,142)	(98,912)
Signal Shares	(648)	(30,756)
Institutional Shares	(111,484)	(88,223)
Institutional Plus Shares	(182,833)	(129,861)
ETF Shares	(46,904)	(34,500)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(536,835)	(409,368)
Capital Share Transactions
Investor Shares	(559,893)	(1,059,749)
Admiral Shares	3,311,312	615,695
Signal Shares	(2,792,473)	(321,297)
Institutional Shares	278,847	257,765
Institutional Plus Shares	1,549,959	3,404,789
ETF Shares	340,980	902,373
Net Increase (Decrease) from Capital Share Transactions	2,128,732	3,799,576
Total Increase (Decrease)	4,435,823	13,097,430
Net Assets
Beginning of Period	36,616,385	23,518,955
End of Period[1]	41,052,208	36,616,385

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,397,000) and ($24,091,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$62.76	$45.86	$39.34	$41.26	$32.67
Investment Operations
Net Investment Income	.795	.602	.688	.385	.360
Net Realized and Unrealized Gain (Loss)
on Investments	3.857	16.903	6.515	(1.923)	8.581
Total from Investment Operations	4.652	17.505	7.203	(1.538)	8.941
Distributions
Dividends from Net Investment Income	(.782)	(. 605)	(. 683)	(. 382)	(. 351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.782)	(. 605)	(. 683)	(. 382)	(. 351)
Net Asset Value, End of Period	$66.63	$62.76	$45.86	$39.34	$41.26

Total Return[1]	7.42%	38.19%	18.31%	-3.73%	27.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,341	$2,749	$2,857	$2,753	$3,405
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.27%	1.19%	1.62%	0.93%	1.07%
Portfolio Turnover Rate[2]	9%	11%	12%	14%	10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$62.75	$45.87	$39.35	$41.28	$32.67
Investment Operations
Net Investment Income	. 895.706		.758	.450	. 399
Net Realized and Unrealized Gain (Loss)
on Investments	3.845	16.884	6.513	(1.932)	8.606
Total from Investment Operations	4.740	17.590	7.271	(1.482)	9.005
Distributions
Dividends from Net Investment Income	(.880)	(.710)	(.751)	(.448)	(.395)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.880)	(.710)	(.751)	(.448)	(.395)
Net Asset Value, End of Period	$66.61	$62.75	$45.87	$39.35	$41.28

Total Return[1]	7.56%	38.37%	18.48%	-3.59%	27.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,852	$8,864	$5,970	$5,018	$5,161
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.33%	1.76%	1.07%	1.21%
Portfolio Turnover Rate[2]	9%	11%	12%	14%	10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
	2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$53.92	$39.41	$33.81	$35.46	$28.08
Investment Operations
Net Investment Income	. 524	. 601	. 650	. 384.355
Net Realized and Unrealized Gain (Loss)
on Investments	.399	14.513	5.595	(1.652)	7.376
Total from Investment Operations	.923	15.114	6.245	(1.268)	7.731
Distributions
Dividends from Net Investment Income	(. 013)	(. 604)	(. 645)	(. 382)	(. 351)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 013)	(. 604)	(. 645)	(. 382)	(. 351)
Net Asset Value, End of Period	$54.83[1]	$53.92	$39.41	$33.81	$35.46

Total Return	1.71%	38.37%	18.48%	-3.58%	27.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$2,740	$2,242	$1,814	$2,094
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.22%[2]	1.33%	1.76%	1.07%	1.21%
Portfolio Turnover Rate [3]	9%	11%	12%	14%	10%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$62.75	$45.86	$39.34	$41.27	$32.68
Investment Operations
Net Investment Income	. 908.715		.764	.460	.429
Net Realized and Unrealized Gain (Loss)
on Investments	3.833	16.895	6.514	(1.933)	8.586
Total from Investment Operations	4.741	17.610	7.278	(1.473)	9.015
Distributions
Dividends from Net Investment Income	(.891)	(.720)	(.758)	(.457)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.891)	(.720)	(.758)	(.457)	(.425)
Net Asset Value, End of Period	$66.60	$62.75	$45.86	$39.34	$41.27

Total Return	7.56%	38.42%	18.50%	-3.57%	27.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,567	$7,812	$5,496	$5,810	$5,648
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.35%	1.78%	1.09%	1.25%
Portfolio Turnover Rate[1]	9%	11%	12%	14%	10%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
				Jan. 14,
				2011[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$154.84	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	2.273	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss) on Investments	9.481	41.671	16.064	(8.015)
Total from Investment Operations	11.754	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(2.234)	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.234)	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$164.36	$154.84	$113.18	$97.10

Total Return	7.60%	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,634	$11,347	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.44%	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate[3]	9%	11%	12%	14%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$82.71	$60.46	$51.87	$54.42	$43.09
Investment Operations
Net Investment Income	1.178	. 934	1.000	.593	.547
Net Realized and Unrealized Gain (Loss)
on Investments	5.061	22.256	8.582	(2.553)	11.324
Total from Investment Operations	6.239	23.190	9.582	(1.960)	11.871
Distributions
Dividends from Net Investment Income	(1.159)	(. 940)	(. 992)	(. 590)	(. 541)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.159)	(. 940)	(. 992)	(. 590)	(. 541)
Net Asset Value, End of Period	$87.79	$82.71	$60.46	$51.87	$54.42

Total Return	7.55%	38.37%	18.48%	-3.61%	27.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,659	$3,105	$1,477	$1,148	$1,113
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.33%	1.76%	1.07%	1.21%
Portfolio Turnover Rate[1]	9%	11%	12%	14%	10%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Extended Market Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Extended Market Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $3,859,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	40,898,390	10,417	2,570
Temporary Cash Investments	436,999	14,696	—
Futures Contracts—Liabilities[1]	(1,256)	—	—
Total	41,334,133	25,113	2,570
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2015	662	79,486	2,927
E-mini S&P MidCap 400	March 2015	218	31,579	1,067
S&P 500 Index	March 2015	34	17,445	737
				4,731

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $271,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $6,240,000, of which $4,955,000 has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2014, the fund realized $1,696,662,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $16,546,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $381,471,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $307,309,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $29,529,216,000. Net unrealized appreciation of investment securities for tax purposes was $11,833,856,000, consisting of unrealized gains of $13,929,717,000 on securities that had risen in value since their purchase and $2,095,861,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $8,518,530,000 of investment securities and sold $6,388,145,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,281,695,000 and $3,036,699,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	428,761	6,716	549,282	10,154
Issued in Lieu of Cash Distributions	27,189	410	26,565	431
Redeemed	(1,015,843)	(15,803)	(1,635,596)	(29,081)
Net Increase (Decrease)—Investor Shares	(559,893)	(8,677)	(1,059,749)	(18,496)
Admiral Shares
Issued[1]	4,347,600	67,825	1,261,504	23,061
Issued in Lieu of Cash Distributions	147,624	2,228	88,388	1,430
Redeemed	(1,183,912)	(18,362)	(734,197)	(13,381)
Net Increase (Decrease)—Admiral Shares	3,311,312	51,691	615,695	11,110
Signal Shares
Issued	530,845	9,725	1,254,647	26,848
Issued in Lieu of Cash Distributions	568	10	27,016	509
Redeemed[1]	(3,323,886)	(60,553)	(1,602,960)	(33,432)
Net Increase (Decrease)—Signal Shares	(2,792,473)	(50,818)	(321,297)	(6,075)
Institutional Shares
Issued	2,742,036	42,446	2,647,825	48,729
Issued in Lieu of Cash Distributions	105,177	1,587	83,456	1,350
Redeemed	(2,568,366)	(39,916)	(2,473,516)	(45,401)
Net Increase (Decrease) —Institutional Shares	278,847	4,117	257,765	4,678
Institutional Plus Shares
Issued	2,976,636	18,704	4,181,041	30,708
Issued in Lieu of Cash Distributions	180,167	1,102	128,172	839
Redeemed	(1,606,844)	(10,133)	(904,424)	(6,656)
Net Increase (Decrease)—Institutional Plus Shares	1,549,959	9,673	3,404,789	24,891
ETF Shares
Issued	3,618,659	42,340	3,748,528	50,303
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,277,679)	(38,200)	(2,846,155)	(37,200)
Net Increase (Decrease)—ETF Shares	340,980	4,140	902,373	13,103

1 Admiral Shares Issued and Signal Shares Redeemed include $1,738,974,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VIMSX	VIMAX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.09%	0.08%	0.06%	0.09%
30-Day SEC Yield	1.15%	1.29%	1.30%	1.32%	1.29%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index FA Index
Number of Stocks	376	374	3,776
Median Market Cap	$11.1B	$11.1B	$48.1B
Price/Earnings Ratio	24.7x	24.6x	20.6x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	16.4%	16.0%	17.8%
Earnings Growth
Rate	14.8%	14.8%	15.4%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Mid Cap	Market
	Fund	Index FA Index
Basic Materials	4.3%	4.3%	2.8%
Consumer Goods	14.3	14.3	9.9
Consumer Services	14.5	14.5	13.6
Financials	17.6	17.6	19.0
Health Care	9.1	9.1	13.5
Industrials	16.4	16.4	12.6
Oil & Gas	5.7	5.7	7.5
Technology	11.5	11.5	15.8
Telecommunications	1.2	1.2	2.0
Utilities	5.4	5.4	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.08
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Health Care REIT Inc.	Specialty REITs	0.8%
United Continental
Holdings Inc.	Airlines	0.7
AvalonBay Communities
Inc.	Residential REITs	0.7
Delphi Automotive plc	Auto Parts	0.7
L Brands Inc.	Apparel Retailers	0.7
Sherwin-Williams Co.	Building Materials &
	Fixtures	0.7
Chipotle Mexican Grill
Inc.	Restaurants & Bars	0.6
Mylan Inc.	Pharmaceuticals	0.6
Seagate Technology plc	Computer Hardware	0.6
Moody's Corp.	Specialty Finance	0.6
Top Ten		6.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund*Investor Shares	13.60%	16.88%	9.34%	$24,412
••••••••	Spliced Mid-Cap Index	13.83	17.10	9.50	24,777
– – – –	Mid-Cap Core Funds Average	8.13	14.83	8.07	21,729
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares		13.76%	17.04%	9.47%	$24,720
Spliced Mid-Cap Index		13.83	17.10	9.50	24,777
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	13.78%	17.06%	9.51%	$12,402,646
Spliced Mid-Cap Index	13.83	17.10	9.50	12,388,652
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	13.79%		15.47%	$178,884,146
Spliced Mid-Cap Index	13.83		15.48	178,990,628
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47		15.67	180,162,310

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	13.76%	17.03%	9.46%	$24,702
Spliced Mid-Cap Index	13.83	17.10	9.50	24,777
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price		13.75%	119.39%	147.07%
Mid-Cap Index Fund ETF Shares Net Asset Value		13.76	119.51	147.02
Spliced Mid-Cap Index		13.83	120.19	147.77

Mid-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

Spliced Mid-Cap Index
For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.3%)
	Alcoa Inc.	21,041,358	332,243
	Sigma-Aldrich Corp.	2,125,520	291,770
	CF Industries
	Holdings Inc.	887,734	241,943
	Eastman Chemical Co.	2,385,916	180,996
	Celanese Corp. Class A	2,742,133	164,418
	Ashland Inc.	1,238,079	148,272
	International Flavors &
	Fragrances Inc.	1,445,251	146,491
	CONSOL Energy Inc.	4,108,444	138,907
	Airgas Inc.	1,199,924	138,207
	FMC Corp.	2,378,609	135,652
*	WR Grace & Co.	1,251,687	119,398
	Huntsman Corp.	3,704,763	84,395
	Avery Dennison Corp.	1,625,929	84,353
	Newmont Mining Corp.	4,451,336	84,130
	Albemarle Corp.	1,396,703	83,984
	Reliance Steel &
	Aluminum Co.	1,323,808	81,110
	Westlake Chemical Corp.	714,283	43,636
	Peabody Energy Corp.	2,429,132	18,801
			2,518,706
Consumer Goods (14.2%)
	Delphi Automotive plc	5,284,808	384,311
*	Monster Beverage Corp.	2,692,958	291,782
	Keurig Green
	Mountain Inc.	2,168,819	287,141
*	Constellation Brands Inc.
	Class A	2,873,875	282,128
	Genuine Parts Co.	2,595,870	276,642
	ConAgra Foods Inc.	7,582,831	275,105
	Whirlpool Corp.	1,389,934	269,286
	Harley-Davidson Inc.	3,824,529	252,075
	Dr Pepper Snapple
	Group Inc.	3,470,027	248,731
*	Electronic Arts Inc.	5,272,458	247,885

			Market
			Value•
		Shares	($000)
	Clorox Co.	2,309,723	240,696
	Bunge Ltd.	2,462,003	223,821
	BorgWarner Inc.	4,058,375	223,008
	Tyson Foods Inc. Class A	5,455,692	218,719
*	Under Armour Inc.
	Class A	3,141,856	213,332
*	TRW Automotive
	Holdings Corp.	1,974,568	203,084
	Ralph Lauren Corp.
	Class A	1,096,320	202,995
	Hanesbrands Inc.	1,782,960	199,014
	Molson Coors Brewing
	Co. Class B	2,597,252	193,547
	PVH Corp.	1,470,627	188,490
	Church & Dwight Co. Inc.	2,387,753	188,179
	Mattel Inc.	6,047,729	187,147
	Coach Inc.	4,919,071	184,760
	Newell Rubbermaid Inc.	4,838,925	184,315
	JM Smucker Co.	1,726,458	174,338
*	Mohawk Industries Inc.	1,105,967	171,823
	Coca-Cola Enterprises Inc.	3,883,179	171,714
	Polaris Industries Inc.	1,066,568	161,308
*	Jarden Corp.	3,261,974	156,183
	DR Horton Inc.	5,856,690	148,116
	McCormick & Co. Inc.	1,985,773	147,543
	Energizer Holdings Inc.	1,108,290	142,482
	Lear Corp.	1,414,557	138,740
*	LKQ Corp.	4,867,975	136,887
	Lennar Corp. Class A	3,034,351	135,969
	PulteGroup Inc.	5,955,954	127,815
	Leucadia National Corp.	5,589,566	125,318
	Hormel Foods Corp.	2,351,164	122,496
	Hasbro Inc.	2,018,894	111,019
*	WABCO Holdings Inc.	1,050,897	110,113
*	NVR Inc.	69,448	88,569
*	lululemon athletica Inc.	1,518,170	84,699
*	Fossil Group Inc.	729,372	80,771
	Avon Products Inc.	7,757,869	72,846
*,^	Pilgrim’s Pride Corp.	926,819	30,390

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Coty Inc. Class A	1,398,606	28,895
^	Herbalife Ltd.	575,089	21,681
*	GoPro Inc. Class A	278,861	17,629
	Lennar Corp. Class B	82,620	2,983
			8,376,520
Consumer Services (14.5%)
*	United Continental
	Holdings Inc.	6,587,690	440,651
	L Brands Inc.	4,435,502	383,893
*	Chipotle Mexican Grill Inc.
	Class A	553,540	378,904
	Ross Stores Inc.	3,558,073	335,384
	AmerisourceBergen Corp.
	Class A	3,708,349	334,345
*	O’Reilly Automotive Inc.	1,720,180	331,341
	Marriott International Inc.
	Class A	3,540,462	276,262
*	CarMax Inc.	3,844,654	255,977
*	Dollar Tree Inc.	3,487,235	245,432
*	Charter Communications
	Inc. Class A	1,462,740	243,722
	Nielsen NV	5,441,472	243,397
	Royal Caribbean
	Cruises Ltd.	2,583,372	212,947
	Tiffany & Co.	1,962,500	209,713
	Advance Auto Parts Inc.	1,302,849	207,518
	Staples Inc.	11,419,950	206,929
	Best Buy Co. Inc.	5,304,298	206,762
	Nordstrom Inc.	2,578,404	204,699
*	Dollar General Corp.	2,707,656	191,431
	Tractor Supply Co.	2,426,297	191,241
	Wyndham Worldwide
	Corp.	2,200,051	188,676
	Signet Jewelers Ltd.	1,431,721	188,372
*	Hertz Global Holdings Inc.	7,191,856	179,365
	H&R Block Inc.	4,910,070	165,371
*	Discovery
	Communications Inc.	4,871,605	164,271
	Interpublic Group of
	Cos. Inc.	7,465,017	155,048
*	TripAdvisor Inc.	1,974,192	147,393
	Expedia Inc.	1,725,646	147,301
	Safeway Inc.	4,114,210	144,491
	PetSmart Inc.	1,774,300	144,242
*	MGM Resorts
	International	6,574,442	140,562
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,091,527	139,541
	Family Dollar Stores Inc.	1,734,829	137,416
*	News Corp. Class A	8,541,143	134,011
*	IHS Inc. Class A	1,155,874	131,631
	Darden Restaurants Inc.	2,130,826	124,930
	Williams-Sonoma Inc.	1,498,718	113,423

			Market
			Value•
		Shares	($000)
*	Liberty Interactive Corp.
	Class A	3,790,544	111,518
	Scripps Networks
	Interactive Inc. Class A	1,375,996	103,571
	FactSet Research
	Systems Inc.	707,811	99,624
*	Discovery
	Communications Inc.
	Class A	2,650,313	91,303
	Aramark	2,720,073	84,730
*	AutoNation Inc.	1,312,586	79,293
	Foot Locker Inc.	1,282,489	72,050
*	Sprouts Farmers
	Market Inc.	1,894,379	64,371
*	Urban Outfitters Inc.	1,802,434	63,319
*	Norwegian Cruise Line
	Holdings Ltd.	1,272,945	59,523
*	Hyatt Hotels Corp.
	Class A	667,565	40,194
	Extended Stay America Inc. 915,639		17,681
*	zulily Inc. Class A	418,076	9,783
*	News Corp. Class B	209,094	3,153
*	Restaurant Brands
	International Inc.	3,184	124
*	Restaurant Brands
	International LP	7	—
			8,546,829
Financials (17.5%)
	Health Care REIT Inc.	5,848,758	442,576
	AvalonBay
	Communities Inc.	2,356,197	384,979
	Moody’s Corp.	3,723,383	356,737
	Hartford Financial
	Services Group Inc.	7,701,634	321,081
	Principal Financial
	Group Inc.	5,241,720	272,255
	Lincoln National Corp.	4,637,011	267,416
	M&T Bank Corp.	2,122,232	266,595
	Regions Financial Corp.	24,569,228	259,451
	Essex Property Trust Inc.	1,141,320	235,797
	KeyCorp	15,463,299	214,940
*	Affiliated Managers
	Group Inc.	991,920	210,525
	Macerich Co.	2,511,619	209,494
	SL Green Realty Corp.	1,722,734	205,040
	Realty Income Corp.	3,974,684	189,632
	Annaly Capital
	Management Inc.	16,913,980	182,840
	Kimco Realty Corp.	6,976,351	175,385
	Equifax Inc.	2,152,365	174,062
*	CBRE Group Inc. Class A	5,050,158	172,968
*	Ally Financial Inc.	7,279,650	171,945
	Western Union Co.	9,328,454	167,073

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Federal Realty
	Investment Trust	1,216,039	162,293
	FNF Group	4,694,392	161,722
*	Markel Corp.	236,690	161,621
	Digital Realty Trust Inc.	2,418,695	160,359
	XL Group plc Class A	4,606,009	158,309
	Navient Corp.	7,322,015	158,229
	Unum Group	4,497,760	156,882
	CIT Group Inc.	3,265,914	156,209
	Huntington
	Bancshares Inc.	14,537,258	152,932
	Comerica Inc.	3,207,170	150,224
	American Realty Capital
	Properties Inc.	16,507,937	149,397
	Voya Financial Inc.	3,516,921	149,047
	Cincinnati Financial Corp.	2,772,141	143,680
	UDR Inc.	4,555,321	140,395
	American Capital
	Agency Corp.	6,296,880	137,461
	Plum Creek Timber
	Co. Inc.	3,139,464	134,338
	Raymond James
	Financial Inc.	2,273,793	130,266
*	Arch Capital Group Ltd.	2,189,184	129,381
	First Republic Bank	2,464,306	128,440
	Willis Group Holdings plc	2,844,786	127,475
	Torchmark Corp.	2,296,088	124,379
	Iron Mountain Inc.	3,111,573	120,293
	New York Community
	Bancorp Inc.	7,505,677	120,091
	Jones Lang LaSalle Inc.	799,947	119,936

*	Realogy Holdings Corp. 2,610,106 116,124

	Lazard Ltd. Class A	2,298,286	114,983
	Alexandria Real Estate
	Equities Inc.	1,285,208	114,049
	Camden Property Trust	1,542,100	113,869
	SEI Investments Co.	2,686,433	107,565
	Reinsurance Group of
	America Inc. Class A	1,226,055	107,427
	Zions Bancorporation	3,622,045	103,265
	Everest Re Group Ltd.	605,612	103,136
	NASDAQ OMX Group Inc. 2,094,785		100,466
	Legg Mason Inc.	1,832,976	97,826
	PartnerRe Ltd.	830,327	94,765
	WR Berkley Corp.	1,812,120	92,889
	MSCI Inc. Class A	1,899,584	90,116
	Axis Capital Holdings Ltd.	1,732,951	88,536
	Hudson City Bancorp Inc.	8,493,923	85,958
	People’s United
	Financial Inc.	5,496,739	83,440
*	Genworth Financial Inc.
	Class A	8,864,488	75,348
	LPL Financial
	Holdings Inc.	1,498,999	66,780

			Market
			Value•
		Shares	($000)
*	Alleghany Corp.	136,538	63,285
	Brixmor Property
	Group Inc.	2,121,944	52,709
	Assurant Inc.	628,421	43,003
	Santander Consumer USA
	Holdings Inc.	1,872,880	36,727
	Rayonier Inc.	1,133,544	31,671
*,^	LendingClub Corp.	969,475	24,528
			10,322,615
Health Care (9.1%)
*	Mylan Inc.	6,680,526	376,581

*	Boston Scientific Corp. 23,677,096 313,722
*	DaVita HealthCare

	Partners Inc.	3,643,989	275,996
*	Vertex
	Pharmaceuticals Inc.	2,146,495	255,004
*	Edwards Lifesciences
	Corp.	1,909,390	243,218
*	BioMarin
	Pharmaceutical Inc.	2,632,079	237,940
	CR Bard Inc.	1,336,853	222,746
*	CareFusion Corp.	3,639,706	215,980
	Perrigo Co. plc	1,248,275	208,662
*	Mallinckrodt plc	2,075,416	205,528
*	Henry Schein Inc.	1,503,141	204,653
*	Incyte Corp.	2,713,864	198,411
*	Endo International plc	2,606,430	187,976
*	Hospira Inc.	3,020,129	184,983
	Universal Health Services
	Inc. Class B	1,636,407	182,067
	Quest Diagnostics Inc.	2,579,741	172,997
*	Jazz Pharmaceuticals plc	1,025,679	167,934
*	Laboratory Corp. of
	America Holdings	1,508,220	162,737
*	Waters Corp.	1,412,078	159,169
*	Varian Medical
	Systems Inc.	1,784,474	154,375
^	ResMed Inc.	2,488,905	139,528
	DENTSPLY
	International Inc.	2,526,134	134,567
*	Pharmacyclics Inc.	1,078,558	131,864
*	IDEXX Laboratories Inc.	851,026	126,182
*	Hologic Inc.	4,227,744	113,050
*	Envision Healthcare
	Holdings Inc.	2,292,916	79,541
	Patterson Cos. Inc.	1,581,681	76,079
*	Quintiles Transnational
	Holdings Inc.	1,254,967	73,880
*	Medivation Inc.	659,192	65,662
*	Salix Pharmaceuticals Ltd.	541,508	62,241
*	Intercept
	Pharmaceuticals Inc.	114,751	17,901
			5,351,174

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Industrials (16.4%)
	Sherwin-Williams Co.	1,456,483	383,113
	Fidelity National
	Information Services Inc.	5,064,741	315,027
*	Alliance Data
	Systems Corp.	1,084,337	310,175
*	Fiserv Inc.	4,354,631	309,048
	Amphenol Corp. Class A	5,523,774	297,234
	Roper Industries Inc.	1,787,659	279,500
	WW Grainger Inc.	1,095,309	279,183
	Kansas City Southern	1,969,824	240,378
	AMETEK Inc.	4,389,671	231,028
	Fastenal Co.	4,762,058	226,483
	Pentair plc	3,334,069	221,449
	Rockwell Collins Inc.	2,372,911	200,464
*	Stericycle Inc.	1,515,789	198,690
	CH Robinson
	Worldwide Inc.	2,610,991	195,537
	Pall Corp.	1,906,861	192,993
*	FleetCor Technologies Inc. 1,271,837		189,135
	Textron Inc.	4,434,454	186,735
*	United Rentals Inc.	1,781,405	181,721
	TransDigm Group Inc.	889,525	174,658
	L-3 Communications
	Holdings Inc.	1,367,578	172,602
*	Verisk Analytics Inc.
	Class A	2,649,295	169,687
	Fluor Corp.	2,788,307	169,055
	Ball Corp.	2,443,863	166,598
	Masco Corp.	6,358,850	160,243
*	Sensata Technologies
	Holding NV	3,012,006	157,859
	Vulcan Materials Co.	2,350,784	154,517
*	Mettler-Toledo
	International Inc.	509,536	154,114
	Rock-Tenn Co. Class A	2,499,748	152,435
	Sealed Air Corp.	3,580,507	151,921
	Expeditors International
	of Washington Inc.	3,273,061	146,011
	Flowserve Corp.	2,432,940	145,563
	Wabtec Corp.	1,632,133	141,816
	Towers Watson & Co.
	Class A	1,248,280	141,268
	JB Hunt Transport
	Services Inc.	1,672,832	140,936
	Robert Half
	International Inc.	2,305,314	134,584
	Xerox Corp.	9,678,403	134,143
	MeadWestvaco Corp.	2,975,653	132,089
	Cintas Corp.	1,670,334	131,021
*	Crown Holdings Inc.	2,479,526	126,208
	Martin Marietta
	Materials Inc.	1,140,570	125,828
	Xylem Inc.	3,246,180	123,582

			Market
			Value•
		Shares	($000)
*	Trimble Navigation Ltd.	4,622,944	122,693
	ADT Corp.	3,115,029	112,858
*	B/E Aerospace Inc.	1,879,522	109,050
*	Quanta Services Inc.	3,792,145	107,659
	Allison Transmission
	Holdings Inc.	3,168,585	107,415
	Avnet Inc.	2,446,137	105,233
*	Jacobs Engineering
	Group Inc.	2,330,186	104,136
*	Arrow Electronics Inc.	1,729,584	100,126
	Hubbell Inc. Class B	925,897	98,914
	ManpowerGroup Inc.	1,412,516	96,291
	Donaldson Co. Inc.	2,469,614	95,401
	Joy Global Inc.	1,752,243	81,514
	FLIR Systems Inc.	2,514,653	81,248
	Chicago Bridge & Iron
	Co. NV	1,932,832	81,140
*	Colfax Corp.	1,545,224	79,687
	MDU Resources
	Group Inc.	3,291,237	77,344
	Owens Corning	1,993,660	71,393
	Fortune Brands Home &
	Security Inc.	1,411,193	63,885
*	Owens-Illinois Inc.	1,475,049	39,812
	AGCO Corp.	699,304	31,609
	SPX Corp.	330,762	28,419
*	KLX Inc.	471,239	19,439
			9,659,897
Oil & Gas (5.7%)
*	Cheniere Energy Inc.	3,804,720	267,852
	Cabot Oil & Gas Corp.	7,372,097	218,288
	EQT Corp.	2,704,229	204,710
*	Concho Resources Inc.	2,017,061	201,202
	Tesoro Corp.	2,253,341	167,536
	Cimarex Energy Co.	1,557,253	165,069
	Range Resources Corp.	2,860,552	152,896
	Murphy Oil Corp.	3,009,666	152,048
*	Weatherford
	International plc	12,430,920	142,334
	HollyFrontier Corp.	3,493,643	130,942
	OGE Energy Corp.	3,557,626	126,225
	Ensco plc Class A	4,181,189	125,227
	Helmerich & Payne Inc.	1,835,638	123,759
^	Transocean Ltd.	6,142,311	112,589
*	Dresser-Rand Group Inc.	1,368,124	111,913
	Oceaneering
	International Inc.	1,874,275	110,226
*	Whiting Petroleum Corp.	2,971,249	98,051
*	FMC Technologies Inc.	2,086,857	97,748
	Core Laboratories NV	781,655	94,064
*	Cameron International
	Corp.	1,761,992	88,011
*	Southwestern Energy Co.	3,151,220	85,997
	Energen Corp.	1,306,523	83,304

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Noble Corp. plc	4,502,315	74,603
^	Diamond Offshore
	Drilling Inc.	1,226,737	45,033
*	Antero Resources Corp.	937,653	38,050
	QEP Resources Inc.	1,611,401	32,582
	Nabors Industries Ltd.	2,459,459	31,924
*	Cobalt International
	Energy Inc.	2,953,170	26,254
	Denbury Resources Inc.	3,154,825	25,649
	SM Energy Co.	603,232	23,273
			3,357,359
Technology (11.5%)
	Seagate Technology plc	5,548,979	369,007
*	Cerner Corp.	5,485,514	354,693
	Skyworks Solutions Inc.	3,402,975	247,430
*	Autodesk Inc.	4,055,321	243,563
*	Red Hat Inc.	3,352,468	231,790
	Avago Technologies Ltd.
	Class A	2,256,968	227,028
	Lam Research Corp.	2,837,314	225,113
	Equinix Inc.	980,475	222,303
	Western Digital Corp.	1,968,847	217,951
	KLA-Tencor Corp.	2,935,713	206,439
	Xilinx Inc.	4,720,302	204,342
	Altera Corp.	5,440,655	200,978
	Linear Technology Corp.	4,257,545	194,144
	SanDisk Corp.	1,969,181	192,940
*	Catamaran Corp.	3,703,414	191,652
*	Akamai Technologies Inc.	3,018,165	190,024
	NVIDIA Corp.	9,216,636	184,794
*	Citrix Systems Inc.	2,873,124	183,305
*	F5 Networks Inc.	1,316,966	171,818
	Juniper Networks Inc.	7,334,877	163,714
*	ServiceNow Inc.	2,382,213	161,633
	Maxim Integrated
	Products Inc.	5,049,876	160,940
	Computer Sciences Corp.	2,507,591	158,104
	Microchip Technology Inc. 3,407,604		153,717
*	Workday Inc. Class A	1,765,199	144,058
*	ANSYS Inc.	1,640,370	134,510
	Harris Corp.	1,866,836	134,076
*	Gartner Inc.	1,492,639	125,695
*	VeriSign Inc.	2,161,272	123,193
*	Synopsys Inc.	2,781,291	120,903
*	Teradata Corp.	2,730,847	119,283
	Garmin Ltd.	2,047,848	108,188
*	Splunk Inc.	1,819,279	107,247
	Marvell Technology
	Group Ltd.	7,345,116	106,504
*	Rackspace Hosting Inc.	2,049,746	95,949
*	Palo Alto Networks Inc.	610,891	74,877

			Market
			Value•
		Shares	($000)
*	NetSuite Inc.	616,306	67,282
*	Nuance
	Communications Inc.	4,561,279	65,089
*,^	FireEye Inc.	1,749,101	55,237
*,^	Cree Inc.	1,068,388	34,423
*,^	3D Systems Corp.	945,130	31,066
*	IMS Health Holdings Inc.	1,192,212	30,568
*	Premier Inc. Class A	662,860	22,226
			6,757,796
Telecommunications (1.2%)
*	SBA Communications
	Corp. Class A	2,304,195	255,213

*	Level 3
Communications Inc. 4,797,338 236,892

Frontier Communications
Corp.	17,886,050	119,300
Windstream Holdings Inc. 10,758,479		88,650
		700,055
Utilities (5.3%)
Northeast Utilities	5,654,657	302,637
DTE Energy Co.	3,159,115	272,853
NiSource Inc.	5,635,026	239,038
Wisconsin Energy Corp.	4,025,309	212,295
Ameren Corp.	4,330,747	199,777
ONEOK Inc.	3,716,151	185,027
CenterPoint Energy Inc.	7,671,493	179,743
CMS Energy Corp.	4,929,000	171,283
American Water
Works Co. Inc.	3,200,440	170,583
NRG Energy Inc.	6,034,856	162,639
AES Corp.	11,454,530	157,729
* Calpine Corp.	6,953,438	153,879
SCANA Corp.	2,289,916	138,311
Pinnacle West
Capital Corp.	1,971,425	134,668
Alliant Energy Corp.	1,979,988	131,511
Pepco Holdings Inc.	4,496,235	121,084
Integrys Energy Group Inc.	1,427,196	111,107
National Fuel Gas Co.	1,427,480	99,253
		3,143,417
Total Common Stocks
(Cost $42,475,694)		58,734,368

Mid-Cap Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market
Liquidity Fund,
0.126%	351,612,000	351,612

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)

[4,5]	Fannie Mae
	Discount Notes,
	0.130%, 4/27/15	5,000	4,998
6	Federal Home Loan
	Bank Discount Notes,
	0.060%, 2/3/15	4,000	4,000
6	Federal Home Loan
	Bank Discount Notes,
	0.105%, 3/6/15	3,000	2,999
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.070%, 3/27/15	4,500	4,499
			16,496
Total Temporary Cash Investments
(Cost $368,108)			368,108
Total Investments (100.3%)
(Cost $42,843,802)			59,102,476
Other Assets and Liabilities (-0.3%)
Other Assets			426,976
Liabilities[3]			(601,678)
			(174,702)
Net Assets (100%)			58,927,774

At December 31, 2014, net assets consisted of:

Amount ($000)

Paid-in Capital	43,388,417
Overdistributed Net Investment Income	(19,836)
Accumulated Net Realized Losses	(704,418)
Unrealized Appreciation (Depreciation)
Investment Securities	16,258,674
Futures Contracts	4,937
Net Assets	58,927,774

Investor Shares—Net Assets
Applicable to 136,642,531 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,607,037
Net Asset Value Per Share—
Investor Shares	$33.72

Admiral Shares—Net Assets
Applicable to 144,640,489 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	22,125,213
Net Asset Value Per Share—
Admiral Shares	$152.97

Institutional Shares—Net Assets
Applicable to 330,634,334 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,172,170
Net Asset Value Per Share—
Institutional Shares	$33.79

Mid-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 66,872,982 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,144,392
Net Asset Value Per Share—
Institutional Plus Shares	$166.65

ETF Shares—Net Assets
Applicable to 79,989,067 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,878,962
Net Asset Value Per Share—
ETF Shares	$123.50

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $134,067,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $141,385,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,398,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	789,068
Interest[1]	222
Securities Lending	8,964
Total Income	798,254
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,247
Management and Administrative—Investor Shares	9,403
Management and Administrative—Admiral Shares	10,327
Management and Administrative—Signal Shares	2,322
Management and Administrative—Institutional Shares	5,027
Management and Administrative—Institutional Plus Shares	3,081
Management and Administrative—ETF Shares	4,843
Marketing and Distribution—Investor Shares	997
Marketing and Distribution—Admiral Shares	1,845
Marketing and Distribution—Signal Shares	1,442
Marketing and Distribution—Institutional Shares	2,221
Marketing and Distribution—Institutional Plus Shares	1,818
Marketing and Distribution—ETF Shares	1,692
Custodian Fees	427
Auditing Fees	38
Shareholders’ Reports—Investor Shares	124
Shareholders’ Reports—Admiral Shares	97
Shareholders’ Reports—Signal Shares	81
Shareholders’ Reports—Institutional Shares	129
Shareholders’ Reports—Institutional Plus Shares	110
Shareholders’ Reports—ETF Shares	249
Trustees’ Fees and Expenses	37
Total Expenses	49,557
Net Investment Income	748,697
Realized Net Gain (Loss)
Investment Securities Sold	1,995,143
Futures Contracts	15,924
Swap Contracts	(1,395)
Realized Net Gain (Loss)	2,009,672
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,088,054
Futures Contracts	3,051
Swap Contracts	(947)
Change in Unrealized Appreciation (Depreciation)	4,090,158
Net Increase (Decrease) in Net Assets Resulting from Operations	6,848,527
1 Interest income from an affiliated company of the fund was $213,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	748,697	520,914
Realized Net Gain (Loss)	2,009,672	3,554,862
Change in Unrealized Appreciation (Depreciation)	4,090,158	7,659,851
Net Increase (Decrease) in Net Assets Resulting from Operations	6,848,527	11,735,627
Distributions
Net Investment Income
Investor Shares	(52,495)	(49,295)
Admiral Shares	(277,621)	(118,331)
Signal Shares	(1,467)	(83,346)
Institutional Shares	(143,706)	(108,634)
Institutional Plus Shares	(140,654)	(100,095)
ETF Shares	(127,541)	(80,063)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(743,484)	(539,764)
Capital Share Transactions
Investor Shares	(737,083)	(357,619)
Admiral Shares	10,038,885	960,633
Signal Shares	(7,553,705)	532,100
Institutional Shares	610,917	(13,444)
Institutional Plus Shares	1,572,671	1,066,890
ETF Shares	2,167,390	1,311,208
Net Increase (Decrease) from Capital Share Transactions	6,099,075	3,499,768
Total Increase (Decrease)	12,204,118	14,695,631
Net Assets
Beginning of Period	46,723,656	32,028,025
End of Period[1]	58,927,774	46,723,656

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($19,836,000) and ($23,654,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.02	$22.47	$19.65	$20.31	$16.36
Investment Operations
Net Investment Income	. 387.299		.286	.233	.214
Net Realized and Unrealized Gain (Loss)
on Investments	3.697	7.560	2.818	(. 661)	3.951
Total from Investment Operations	4.084	7.859	3.104	(.428)	4.165
Distributions
Dividends from Net Investment Income	(.384)	(. 309)	(. 284)	(. 232)	(. 215)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.384)	(. 309)	(. 284)	(. 232)	(. 215)
Net Asset Value, End of Period	$33.72	$30.02	$22.47	$19.65	$20.31

Total Return[1]	13.60%	35.00%	15.80%	-2.11%	25.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,607	$4,797	$3,887	$4,168	$5,602
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.16%	1.36%	1.15%	1.25%
Portfolio Turnover Rate[2]	11%	32%	17%	22%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$136.19	$101.97	$89.15	$92.17	$74.23
Investment Operations
Net Investment Income	1.987	1.550	1.450	1.212	1.049
Net Realized and Unrealized Gain (Loss)
on Investments	16.759	34.269	12.808	(3.023)	17.946
Total from Investment Operations	18.746	35.819	14.258	(1.811)	18.995
Distributions
Dividends from Net Investment Income	(1.966)	(1.599)	(1.438)	(1.209)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.966)	(1.599)	(1.438)	(1.209)	(1.055)
Net Asset Value, End of Period	$152.97	$136.19	$101.97	$89.15	$92.17

Total Return[1]	13.76%	35.15%	15.99%	-1.97%	25.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,125	$10,251	$6,895	$5,989	$6,036
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.31%	1.50%	1.29%	1.39%
Portfolio Turnover Rate[2]	11%	32%	17%	22%	16%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.98	$32.18	$28.13	$29.09	$23.43
Investment Operations
Net Investment Income	. 433	. 489.459		.382	.341
Net Realized and Unrealized Gain (Loss)
on Investments	2.676	10.815	4.047	(. 961)	5.662
Total from Investment Operations	3.109	11.304	4.506	(.579)	6.003
Distributions
Dividends from Net Investment Income	(. 009)	(. 504)	(. 456)	(. 381)	(.343)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 009)	(. 504)	(. 456)	(. 381)	(.343)
Net Asset Value, End of Period	$46.08[1]	$42.98	$32.18	$28.13	$29.09

Total Return	7.23%	35.15%	16.02%	-1.99%	25.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$7,113	$4,834	$3,589	$2,831
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.26%[2]	1.31%	1.50%	1.29%	1.39%
Portfolio Turnover Rate [3]	11%	32%	17%	22%	16%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.08	$22.52	$19.69	$20.36	$16.40
Investment Operations
Net Investment Income	.442	.344	.325	.271	.247
Net Realized and Unrealized Gain (Loss)
on Investments	3.704	7.571	2.827	(. 669)	3.962
Total from Investment Operations	4.146	7.915	3.152	(.398)	4.209
Distributions
Dividends from Net Investment Income	(. 436)	(. 355)	(. 322)	(. 272)	(. 249)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 436)	(. 355)	(. 322)	(. 272)	(. 249)
Net Asset Value, End of Period	$33.79	$30.08	$22.52	$19.69	$20.36

Total Return	13.78%	35.17%	16.01%	-1.96%	25.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,172	$9,368	$7,057	$5,611	$7,795
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.32%	1.52%	1.31%	1.43%
Portfolio Turnover Rate[1]	11%	32%	17%	22%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
					Dec. 15,
					2010[1] to
		Year Ended December 31,
For a Share Outstanding					Dec. 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$148.37	$111.08	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	2.210	1.726	1.624	1.358	.079 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	18.256	37.343	13.945	(3.280)	2.078
Total from Investment Operations	20.466	39.069	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(2.186)	(1.779)	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.186)	(1.779)	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$166.65	$148.37	$111.08	$97.12	$100.40

Total Return	13.79%	35.20%	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,144	$8,468	$5,428	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.47%	1.34%	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate [4]	11%	32%	17%	22%	16%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$109.96	$82.33	$71.99	$74.42	$59.97
Investment Operations
Net Investment Income	1.609	1.255	1.173	.976	.882
Net Realized and Unrealized Gain (Loss)
on Investments	13.524	27.668	10.329	(2.430)	14.454
Total from Investment Operations	15.133	28.923	11.502	(1.454)	15.336
Distributions
Dividends from Net Investment Income	(1.593)	(1.293)	(1.162)	(.976)	(. 886)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.593)	(1.293)	(1.162)	(.976)	(. 886)
Net Asset Value, End of Period	$123.50	$109.96	$82.33	$71.99	$74.42

Total Return	13.76%	35.15%	15.98%	-1.96%	25.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,879	$6,728	$3,926	$3,241	$3,356
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.31%	1.50%	1.29%	1.39%
Portfolio Turnover Rate[1]	11%	32%	17%	22%	16%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $5,525,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	58,734,368	—	—
Temporary Cash Investments	351,612	16,496	—
Futures Contracts—Liabilities[1]	(1,689)	—	—
Total	59,084,291	16,496	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	137	70,295	2,738
E-mini S&P MidCap 400 Index	March 2015	452	65,477	2,210
E-mini S&P 500 Index	March 2015	585	60,033	(11)
				4,937

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $2,337,883,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $1,395,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2014, the fund had $12,676,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $79,440,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $669,387,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $374,419,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring capital loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $42,872,699,000. Net unrealized appreciation of investment securities for tax purposes was $16,229,777,000, consisting of unrealized gains of $17,351,814,000 on securities that had risen in value since their purchase and $1,122,037,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $16,395,241,000 of investment securities and sold $10,295,706,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,665,785,000 and $4,787,273,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	784,652	24,892	856,554	32,579
Issued in Lieu of Cash Distributions	48,972	1,453	46,436	1,569
Redeemed	(1,570,707)	(49,520)	(1,260,609)	(47,275)
Net Increase (Decrease)—Investor Shares	(737,083)	(23,175)	(357,619)	(13,127)
Admiral Shares
Issued[1]	11,618,535	80,324	1,714,308	13,967
Issued in Lieu of Cash Distributions	249,866	1,632	105,835	788
Redeemed	(1,829,516)	(12,582)	(859,510)	(7,109)
Net Increase (Decrease) —Admiral Shares	10,038,885	69,374	960,633	7,646
Signal Shares
Issued	1,487,330	33,613	2,556,524	67,255
Issued in Lieu of Cash Distributions	1,279	29	75,284	1,778
Redeemed[1]	(9,042,314)	(199,142)	(2,099,708)	(53,776)
Net Increase (Decrease)—Signal Shares	(7,553,705)	(165,500)	532,100	15,257
Institutional Shares
Issued	3,463,625	108,721	2,418,607	90,613
Issued in Lieu of Cash Distributions	134,444	3,977	100,999	3,406
Redeemed	(2,987,152)	(93,468)	(2,533,050)	(95,955)
Net Increase (Decrease) —Institutional Shares	610,917	19,230	(13,444)	(1,936)
Institutional Plus Shares
Issued	2,981,121	18,866	2,708,068	21,003
Issued in Lieu of Cash Distributions	135,623	814	93,992	643
Redeemed	(1,544,073)	(9,879)	(1,735,170)	(13,443)
Net Increase (Decrease) —Institutional Plus Shares	1,572,671	9,801	1,066,890	8,203
ETF Shares
Issued	6,971,484	59,710	4,440,057	43,592
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,804,094)	(40,900)	(3,128,849)	(30,100)
Net Increase (Decrease) —ETF Shares	2,167,390	18,810	1,311,208	13,492

1 Admiral Shares Issued and Signal Shares Redeemed include $4,942,217,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics

Investor		Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX VMGMX		VOT
Expense Ratio[1]	0.24%	0.09%	0.09%
30-Day SEC Yield	0.53%	0.67%	0.67%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap U.S. Total
		Growth Market
	Fund	Index FA Index
Number of Stocks	184	184	3,776
Median Market Cap	$11.7B	$11.7B	$48.1B
Price/Earnings Ratio	30.3x	30.3x	20.6x
Price/Book Ratio	4.5x	4.5x	2.7x
Return on Equity	19.0%	19.0%	17.8%
Earnings Growth
Rate	19.7%	19.7%	15.4%
Dividend Yield	0.8%	0.8%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	17%	—	—
Short-Term Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
	CRSP US		DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.3%	1.3%	2.8%
Consumer Goods	12.2	12.2	9.9
Consumer Services	19.1	19.1	13.6
Financials	11.1	11.1	19.0
Health Care	10.2	10.2	13.5
Industrials	21.5	21.5	12.6
Oil & Gas	6.0	6.0	7.5
Technology	16.4	16.4	15.8
Telecommunications	1.7	1.7	2.0
Utilities	0.5	0.5	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
Growth Index		FA Index
R-Squared	1.00	0.86
Beta	1.00	1.12
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Health Care REIT Inc.	Specialty REITs	1.5%
AvalonBay Communities
Inc.	Residential REITs	1.3
L Brands Inc.	Apparel Retailers	1.3
Sherwin-Williams Co.	Building Materials &
	Fixtures	1.3
Chipotle Mexican Grill
Inc.	Restaurants & Bars	1.3
Moody's Corp.	Specialty Finance	1.2
Cerner Corp.	Software	1.2
Ross Stores Inc.	Apparel Retailers	1.2
O'Reilly Automotive Inc.	Specialty Retailers	1.1
Alliance Data Systems	Financial
Corp.	Administration	1.1
Top Ten		12.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2014

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2014

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/24/2006)	Investment

	Mid-Cap Growth Index Fund*Investor
	Shares	13.35%	16.53%	9.15%	$20,783

••••••••	Spliced Mid-Cap Growth Index	13.57	16.74	9.33	21,067

– – – –	Mid-Cap Growth Funds Average	6.74	14.62	8.46	19,700
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.37	19,572

For a benchmark description, see the Glossary.

Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2014
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	13.48%	19.61%	$17,930
Spliced Mid-Cap Growth Index	13.57	19.64	17,943
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	21.37	18,801

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	13.49%	16.69%	9.09%	$20,723
Spliced Mid-Cap Growth Index	13.57	16.74	9.12	20,767
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.31	19,510

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2014

			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Growth Index Fund ETF Shares Market
Price	13.46%	116.25%	107.23%
Mid-Cap Growth Index Fund ETF Shares Net Asset
Value	13.49	116.32	107.23
Spliced Mid-Cap Growth Index	13.57	116.80	107.67

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Growth Index Fund

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2014

Mid-Cap Growth Index Fund Investor Shares

Spliced Mid-Cap Growth Index
For a benchmark description, see the Glossary.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.3%)
	Airgas Inc.	229,453	26,428
	FMC Corp.	454,866	25,941
	CONSOL Energy Inc.	392,791	13,280
	Westlake Chemical Corp.	68,155	4,164
			69,813
Consumer Goods (12.2%)
*	Monster Beverage Corp.	514,973	55,797
	Keurig Green Mountain Inc. 414,680		54,902
*	Constellation Brands Inc.
	Class A	549,511	53,946
*	Electronic Arts Inc.	1,008,125	47,397
	BorgWarner Inc.	776,057	42,644
*	Under Armour Inc. Class A	600,734	40,790
	Ralph Lauren Corp. Class A	209,625	38,814
	PVH Corp.	281,112	36,030
	Church & Dwight Co. Inc.	456,550	35,981
*	Mohawk Industries Inc.	211,431	32,848
	Polaris Industries Inc.	203,921	30,841
*	Jarden Corp.	623,504	29,853
	McCormick & Co. Inc.	379,565	28,202
*	LKQ Corp.	930,381	26,162
	Harley-Davidson Inc.	365,659	24,101
	Leucadia National Corp.	1,068,292	23,951
*	WABCO Holdings Inc.	201,031	21,064
*	NVR Inc.	13,274	16,929
*	lululemon athletica Inc.	290,336	16,198
*	Fossil Group Inc.	139,397	15,437
*,^	GoPro Inc. Class A	53,202	3,363
	Herbalife Ltd.	54,619	2,059
			677,309
Consumer Services (19.1%)
	L Brands Inc.	848,140	73,407
*	Chipotle Mexican Grill Inc.
	Class A	105,840	72,449
	Ross Stores Inc.	680,324	64,127
*	O’Reilly Automotive Inc.	328,975	63,367
	Marriott International Inc.
	Class A	676,974	52,824

			Market
			Value•
		Shares	($000)
*	CarMax Inc.	735,103	48,943
*	Dollar Tree Inc.	666,807	46,930
*	Charter Communications
	Inc. Class A	279,767	46,615
	Tiffany & Co.	375,308	40,106
	Advance Auto Parts Inc.	249,074	39,673
	Nordstrom Inc.	493,042	39,143
*	Dollar General Corp.	517,794	36,608
	Tractor Supply Co.	463,805	36,557
	Wyndham Worldwide Corp.	420,688	36,078
*	Discovery
	Communications Inc.	931,136	31,398
*	TripAdvisor Inc.	377,498	28,184
	Expedia Inc.	330,023	28,171
	PetSmart Inc.	339,347	27,587
*	Ulta Salon Cosmetics &
	Fragrance Inc.	208,698	26,680
*	IHS Inc. Class A	221,060	25,174
	Williams-Sonoma Inc.	286,632	21,692
*	Liberty Interactive Corp.
	Class A	724,857	21,325
	Scripps Networks
	Interactive Inc. Class A	263,171	19,809
	FactSet Research
	Systems Inc.	135,270	19,039
	Signet Jewelers Ltd.	136,834	18,003
*	Discovery Communications
	Inc. Class A	506,796	17,459
*	AutoNation Inc.	251,085	15,168
*	MGM Resorts International	628,626	13,440
*	Sprouts Farmers
	Market Inc.	361,059	12,269
*	Urban Outfitters Inc.	343,539	12,069
*	Norwegian Cruise Line
	Holdings Ltd.	242,874	11,357
*	Hyatt Hotels Corp. Class A	127,261	7,662
	Extended Stay America Inc.	174,384	3,367
*,^	zulily Inc. Class A	79,803	1,867
			1,058,547

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
Financials (11.1%)
	Health Care REIT Inc.	1,118,327	84,624
	AvalonBay
	Communities Inc.	450,525	73,611
	Moody’s Corp.	711,952	68,212
	Essex Property Trust Inc.	218,228	45,086
*	Affiliated Managers
	Group Inc.	189,659	40,253
*	CBRE Group Inc. Class A	965,699	33,075
	Federal Realty
	Investment Trust	232,484	31,027
	Digital Realty Trust Inc.	462,576	30,669
	American Realty Capital
	Properties Inc.	3,156,439	28,566
*	Realogy Holdings Corp.	499,133	22,207
	Lazard Ltd. Class A	439,555	21,991
	Alexandria Real Estate
	Equities Inc.	245,789	21,811
	SEI Investments Co.	513,683	20,568
	Macerich Co.	240,152	20,031
	MSCI Inc. Class A	363,320	17,236
*	Ally Financial Inc.	696,018	16,440
	Raymond James
	Financial Inc.	217,189	12,443
	Camden Property Trust	147,282	10,875
	Brixmor Property Group Inc.	404,400	10,045
*	LendingClub Corp.	184,699	4,673
			613,443
Health Care (10.2%)
*	DaVita HealthCare
	Partners Inc.	696,757	52,772
*	Vertex Pharmaceuticals Inc.	410,326	48,747
*	Edwards Lifesciences Corp.	365,165	46,515
*	BioMarin
	Pharmaceutical Inc.	503,279	45,496
	CR Bard Inc.	255,564	42,582
	Perrigo Co. plc	238,645	39,892
*	Incyte Corp.	518,760	37,926
*	Jazz Pharmaceuticals plc	196,206	32,125
*	Waters Corp.	270,049	30,440
*	Varian Medical
	Systems Inc.	341,280	29,524
	ResMed Inc.	475,706	26,668
	DENTSPLY
	International Inc.	483,015	25,730
*	Pharmacyclics Inc.	206,217	25,212
*	IDEXX Laboratories Inc.	162,660	24,118
*	Envision Healthcare
	Holdings Inc.	438,482	15,211
*	Quintiles Transnational
	Holdings Inc.	240,063	14,132
*	Medivation Inc.	125,807	12,532
*	Salix Pharmaceuticals Ltd.	103,259	11,869
*	Intercept
	Pharmaceuticals Inc.	21,886	3,414
			564,905

			Market
			Value•
		Shares	($000)
Industrials (21.4%)
	Sherwin-Williams Co.	278,483	73,252
*	Alliance Data
	Systems Corp.	207,328	59,306
	Amphenol Corp. Class A	1,056,154	56,832
	Roper Industries Inc.	341,872	53,452
	WW Grainger Inc.	209,426	53,381
	Kansas City Southern	376,685	45,967
	AMETEK Inc.	839,348	44,175
	Fastenal Co.	910,568	43,307
	Pentair plc	637,541	42,345
*	Stericycle Inc.	289,766	37,982
	CH Robinson
	Worldwide Inc.	499,329	37,395
	Pall Corp.	364,518	36,893
*	FleetCor Technologies Inc.	243,156	36,160
*	United Rentals Inc.	340,554	34,740
	TransDigm Group Inc.	170,089	33,397
*	Verisk Analytics Inc.
	Class A	506,631	32,450
	Masco Corp.	1,215,868	30,640
*	Sensata Technologies
	Holding NV	575,939	30,185
*	Fiserv Inc.	416,322	29,546
	Vulcan Materials Co.	449,344	29,535
*	Mettler-Toledo
	International Inc.	97,390	29,457
	Rock-Tenn Co. Class A	477,834	29,138
	Expeditors International
	of Washington Inc.	625,588	27,907
	Flowserve Corp.	465,002	27,821
	Wabtec Corp.	311,946	27,105
	JB Hunt Transport
	Services Inc.	319,860	26,948
	Robert Half
	International Inc.	440,613	25,723
	Martin Marietta
	Materials Inc.	218,049	24,055
*	Trimble Navigation Ltd.	883,615	23,451
*	B/E Aerospace Inc.	359,547	20,861
*	Quanta Services Inc.	725,140	20,587
	Donaldson Co. Inc.	472,246	18,243
	Chicago Bridge & Iron
	Co. NV	369,613	15,516
*	Colfax Corp.	295,269	15,227
	Fortune Brands Home &
	Security Inc.	269,034	12,179
*	KLX Inc.	89,831	3,706
			1,188,864
Oil & Gas (6.0%)
*	Cheniere Energy Inc.	727,501	51,216
	Cabot Oil & Gas Corp.	1,409,551	41,737
	EQT Corp.	517,141	39,148
*	Concho Resources Inc.	385,710	38,475
	Range Resources Corp.	546,760	29,224
*	Dresser-Rand Group Inc.	261,675	21,405

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Oceaneering
	International Inc.	358,468	21,081
*	Whiting Petroleum Corp.	568,229	18,752
*	FMC Technologies Inc.	399,040	18,691
	Core Laboratories NV	149,552	17,997
*	Weatherford
	International plc	1,188,546	13,609
*	Antero Resources Corp.	178,734	7,253
*	Cobalt International
	Energy Inc.	562,539	5,001
	SM Energy Co.	114,917	4,433
	QEP Resources Inc.	153,565	3,105
			331,127
Technology (16.3%)
*	Cerner Corp.	1,048,927	67,824
	Skyworks Solutions Inc.	650,719	47,314
*	Autodesk Inc.	775,462	46,574
*	Red Hat Inc.	641,078	44,324
	Avago Technologies Ltd.
	Class A	431,430	43,398
	Lam Research Corp.	542,551	43,046
	Equinix Inc.	187,474	42,506
	KLA-Tencor Corp.	561,344	39,474
	Xilinx Inc.	902,608	39,074
	Linear Technology Corp.	814,077	37,122
*	Catamaran Corp.	708,123	36,645
*	Akamai Technologies Inc.	577,097	36,334
*	Citrix Systems Inc.	549,176	35,037
*	F5 Networks Inc.	251,768	32,847
*	ServiceNow Inc.	455,358	30,896
	Microchip Technology Inc.	651,599	29,394
*	Workday Inc. Class A	337,616	27,553
*	ANSYS Inc.	313,691	25,723
*	Gartner Inc.	285,429	24,036
*	VeriSign Inc.	413,316	23,559
*	Teradata Corp.	521,959	22,799
*	Splunk Inc.	347,909	20,509
	SanDisk Corp.	188,329	18,452
*	Rackspace Hosting Inc.	392,021	18,350
	NVIDIA Corp.	881,222	17,668
*	Palo Alto Networks Inc.	116,795	14,316
*	NetSuite Inc.	117,937	12,875
*,^	FireEye Inc.	333,720	10,539
*,^	Cree Inc.	203,668	6,562
*,^	3D Systems Corp.	180,124	5,921
*	Premier Inc. Class A	126,421	4,239
			904,910

			Market
			Value•
		Shares	($000)
	Telecommunications (1.7%)
*	SBA Communications Corp.
	Class A	440,636	48,805
*	Level 3
	Communications Inc.	917,332	45,298
			94,103
	Utilities (0.5%)
*	Calpine Corp.	1,329,603	29,424
	Total Common Stocks
	(Cost $4,442,904)		5,532,445
Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.8%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.126%	43,614,375	43,614

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Fannie Mae
	Discount Notes,
	0.130%, 4/27/15	5,000	4,998
6	Federal Home Loan
	Bank Discount Notes,
	0.087%, 2/6/15	1,000	1,000
			5,998
Total Temporary Cash Investments
	(Cost $49,612)		49,612
	Total Investments (100.7%)
	(Cost $4,492,516)		5,582,057
Other Assets and Liabilities (-0.7%)
	Other Assets		9,108
	Liabilities[3]		(49,273)
			(40,165)
	Net Assets (100%)		5,541,892

Mid-Cap Growth Index Fund

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	4,613,284
Overdistributed Net Investment Income	(1,461)
Accumulated Net Realized Losses	(159,851)
Unrealized Appreciation (Depreciation)
Investment Securities	1,089,541
Futures Contracts	379
Net Assets	5,541,892

Investor Shares—Net Assets
Applicable to 14,067,623 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	561,797
Net Asset Value Per Share—
Investor Shares	$39.94

Admiral Shares—Net Assets
Applicable to 51,784,108 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,264,116
Net Asset Value Per Share—
Admiral Shares	$43.72

ETF Shares—Net Assets
Applicable to 26,741,107 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,715,979
Net Asset Value Per Share—
ETF Shares	$101.57

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,783,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $9,180,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	47,003
Interest[1]	17
Securities Lending	707
Total Income	47,727
Expenses
The Vanguard Group—Note B
Investment Advisory Services	745
Management and Administrative—Investor Shares	1,056
Management and Administrative—Admiral Shares	967
Management and Administrative—ETF Shares	1,051
Marketing and Distribution—Investor Shares	141
Marketing and Distribution—Admiral Shares	377
Marketing and Distribution—ETF Shares	433
Custodian Fees	60
Auditing Fees	35
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—ETF Shares	120
Trustees’ Fees and Expenses	3
Total Expenses	5,027
Net Investment Income	42,700
Realized Net Gain (Loss)
Investment Securities Sold	155,576
Futures Contracts	1,470
Realized Net Gain (Loss)	157,046
Change in Unrealized Appreciation (Depreciation)
Investment Securities	417,900
Futures Contracts	366
Change in Unrealized Appreciation (Depreciation)	418,266
Net Increase (Decrease) in Net Assets Resulting from Operations	618,012
1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,700	23,668
Realized Net Gain (Loss)	157,046	489,059
Change in Unrealized Appreciation (Depreciation)	418,266	407,621
Net Increase (Decrease) in Net Assets Resulting from Operations	618,012	920,348
Distributions
Net Investment Income
Investor Shares	(3,540)	(2,863)
Admiral Shares	(17,637)	(9,414)
ETF Shares	(21,317)	(11,564)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(42,494)	(23,841)
Capital Share Transactions
Investor Shares	(100,159)	(36,578)
Admiral Shares	465,380	329,271
ETF Shares	544,372	272,035
Net Increase (Decrease) from Capital Share Transactions	909,593	564,728
Total Increase (Decrease)	1,485,111	1,461,235
Net Assets
Beginning of Period	4,056,781	2,595,546
End of Period[1]	5,541,892	4,056,781

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,461,000) and ($1,667,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$35.46	$26.99	$23.43	$24.46	$19.05
Investment Operations
Net Investment Income	. 258.169		.146	.087	.104[1]
Net Realized and Unrealized Gain (Loss)
on Investments	4.476	8.470	3.559	(1.027)	5.408
Total from Investment Operations	4.734	8.639	3.705	(.940)	5.512
Distributions
Dividends from Net Investment Income	(. 254)	(.169)	(.145)	(. 090)	(.102)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 254)	(.169)	(.145)	(. 090)	(.102)
Net Asset Value, End of Period	$39.94	$35.46	$26.99	$23.43	$24.46

Total Return[2]	13.35%	32.02%	15.81%	-3.84%	28.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$562	$595	$483	$503	$958
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	0.79%	0.57%	0.58%	0.35%	0.57%[1]
Portfolio Turnover Rate [3]	17%	64%	38%	41%	38%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
				Sept. 27,
				2011[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$38.83	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	.350	.239	.205	.027
Net Realized and Unrealized Gain (Loss) on Investments	4.886	9.279	3.889	0.736
Total from Investment Operations	5.236	9.518	4.094	0.763
Distributions
Dividends from Net Investment Income	(.346)	(.238)	(.204)	(.103)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.346)	(.238)	(.204)	(.103)
Net Asset Value, End of Period	$43.72	$38.83	$29.55	$25.66

Total Return[2]	13.48%	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,264	$1,566	$913	$525
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.93%	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate[4]	17%	64%	38%	41%

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$90.20	$68.64	$59.61	$62.23	$48.45
Investment Operations
Net Investment Income	. 816.556		.474	.316	.326[1]
Net Realized and Unrealized Gain (Loss)
on Investments	11.359	21.558	9.029	(2.617)	13.776
Total from Investment Operations	12.175	22.114	9.503	(2.301)	14.102
Distributions
Dividends from Net Investment Income	(.805)	(. 554)	(. 473)	(.319)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.805)	(. 554)	(. 473)	(.319)	(.322)
Net Asset Value, End of Period	$101.57	$90.20	$68.64	$59.61	$62.23

Total Return	13.49%	32.23%	15.94%	-3.70%	29.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,716	$1,896	$1,200	$1,095	$1,030
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.93%	0.72%	0.72%	0.49%	0.71%[1]
Portfolio Turnover Rate[2]	17%	64%	38%	41%	38%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $519,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,532,445	—	—
Temporary Cash Investments	43,614	5,998	—
Futures Contracts—Liabilities[1]	(132)	—	—
Total	5,575,927	5,998	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2015	51	7,388	249
S&P 500 Index	March 2015	6	3,078	130
				379

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Mid-Cap Growth Index Fund

During the year ended December 31, 2014, the fund realized $243,647,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $786,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $157,014,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $83,800,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $4,494,973,000.

Net unrealized appreciation of investment securities for tax purposes was $1,087,084,000, consisting of unrealized gains of $1,208,114,000 on securities that had risen in value since their purchase and $121,030,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $2,244,835,000 of investment securities and sold $1,333,955,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,039,929,000 and $514,480,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	189,831	5,112	218,779	6,940
Issued in Lieu of Cash Distributions	3,457	86	2,662	76
Redeemed	(293,447)	(7,905)	(258,019)	(8,134)
Net Increase (Decrease)—Investor Shares	(100,159)	(2,707)	(36,578)	(1,118)
Admiral Shares
Issued	901,483	22,083	627,290	18,048
Issued in Lieu of Cash Distributions	16,329	373	8,809	230
Redeemed	(452,432)	(11,004)	(306,828)	(8,830)
Net Increase (Decrease) —Admiral Shares	465,380	11,452	329,271	9,448
ETF Shares
Issued	1,081,871	11,223	700,423	8,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(537,499)	(5,500)	(428,388)	(4,900)
Net Increase (Decrease)—ETF Shares	544,372	5,723	272,035	3,536

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics

Investor		Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.09%	0.09%
30-Day SEC Yield	1.78%	1.92%	1.92%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap U.S. Total
		Value Market
	Fund	Index FA Index
Number of Stocks	205	205	3,776
Median Market Cap	$10.2B	$10.2B	$48.1B
Price/Earnings Ratio	21.0x	20.8x	20.6x
Price/Book Ratio	2.0x	2.1x	2.7x
Return on Equity	14.1%	13.4%	17.8%
Earnings Growth
Rate	9.7%	9.7%	15.4%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
	CRSP US		DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.2%	7.2%	2.8%
Consumer Goods	16.2	16.2	9.9
Consumer Services	10.1	10.1	13.6
Financials	23.9	23.9	19.0
Health Care	8.0	8.0	13.5
Industrials	11.6	11.6	12.6
Oil & Gas	5.5	5.5	7.5
Technology	6.8	6.8	15.8
Telecommunications	0.7	0.7	2.0
Utilities	10.0	10.0	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
United Continental
Holdings Inc.	Airlines	1.5%
Delphi Automotive plc	Auto Parts	1.3
Mylan Inc.	Pharmaceuticals	1.3
Seagate Technology plc	Computer Hardware	1.2
AmerisourceBergen
Corp.	Drug Retailers	1.1
Alcoa Inc.	Aluminum	1.1
Hartford Financial
Services Group Inc.	Full Line Insurance	1.1
Fidelity National	Financial
Information Services Inc. Administration		1.1
Boston Scientific Corp.	Medical Equipment	1.1
Northeast Utilities	Conventional
	Electricity	1.0
Top Ten		11.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006, Through December 31, 2014

Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2014

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(8/24/2006)	Investment

	Mid-Cap Value Index Fund*Investor
	Shares	13.84%	17.04%	9.02%	$20,578

••••••••	Spliced Mid-Cap Value Index	14.05	17.29	9.22	20,898

– – – –	Mid-Cap Value Funds Average	9.49	15.15	8.13	19,213
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.37	19,572

For a benchmark description, see the Glossary.

Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2014
		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	13.98%	23.49%	$19,896
Spliced Mid-Cap Value Index	14.05	23.58	19,943
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	21.37	18,801

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/17/2006)	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	13.98%	17.20%	9.08%	$20,696
Spliced Mid-Cap Value Index	14.05	17.29	9.13	20,784
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.31	19,510

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 17, 2006, Through December 31, 2014
			Since
	One	Five	Inception
	Year	Years	(8/17/2006)
Mid-Cap Value Index Fund ETF Shares Market Price	13.95%	120.93%	106.96%
Mid-Cap Value Index Fund ETF Shares Net Asset
Value	13.98	121.10	106.96
Spliced Mid-Cap Value Index	14.05	121.99	107.84

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Mid-Cap Value Index Fund

Fiscal-Year Total Returns (%): August 24, 2006, Through December 31, 2014

Spliced Mid-Cap Value Index
For a benchmark description, see the Glossary.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (7.2%)
Alcoa Inc.	4,890,052	77,214
Sigma-Aldrich Corp.	493,997	67,811
CF Industries Holdings Inc.	206,321	56,231
Eastman Chemical Co.	554,588	42,071
Celanese Corp. Class A	637,406	38,219
Ashland Inc.	287,471	34,428
International Flavors &
Fragrances Inc.	335,982	34,055
* WR Grace & Co.	290,978	27,756
Huntsman Corp.	861,269	19,620
Avery Dennison Corp.	378,086	19,615
Newmont Mining Corp.	1,034,867	19,559
Albemarle Corp.	324,788	19,529
Reliance Steel &
Aluminum Co.	307,138	18,818
CONSOL Energy Inc.	477,591	16,147
Westlake Chemical Corp.	82,446	5,037
Peabody Energy Corp.	563,289	4,360
		500,470
Consumer Goods (16.2%)
Delphi Automotive plc	1,228,259	89,319
Genuine Parts Co.	603,374	64,302
ConAgra Foods Inc.	1,762,384	63,939
Whirlpool Corp.	323,115	62,600
Dr Pepper Snapple
Group Inc.	806,559	57,814
Clorox Co.	536,827	55,943
Bunge Ltd.	572,295	52,027
Tyson Foods Inc. Class A	1,267,989	50,834
* TRW Automotive
Holdings Corp.	459,026	47,211
Hanesbrands Inc.	414,414	46,257
Molson Coors Brewing Co.
Class B	603,740	44,991
Mattel Inc.	1,405,680	43,499
Coach Inc.	1,143,332	42,944
Newell Rubbermaid Inc.	1,124,717	42,840

			Market
			Value•
		Shares	($000)
	JM Smucker Co.	401,352	40,529
	Coca-Cola Enterprises Inc.	902,620	39,914
	DR Horton Inc.	1,361,387	34,429
	Energizer Holdings Inc.	257,667	33,126
	Lear Corp.	328,417	32,211
	Lennar Corp. Class A	684,710	30,682
	PulteGroup Inc.	1,384,497	29,711
	Harley-Davidson Inc.	444,002	29,264
	Hormel Foods Corp.	545,881	28,440
	Hasbro Inc.	469,397	25,812
	Avon Products Inc.	1,801,413	16,915
*,^	Pilgrim’s Pride Corp.	214,835	7,044
	Coty Inc. Class A	323,082	6,675
	Herbalife Ltd.	66,146	2,494
	Lennar Corp. Class B	39,083	1,411
			1,123,177
Consumer Services (10.1%)
*	United Continental
	Holdings Inc.	1,531,022	102,410
	AmerisourceBergen Corp.
	Class A	861,886	77,708
	Nielsen NV	1,264,712	56,571
	Royal Caribbean
	Cruises Ltd.	600,460	49,496
	Staples Inc.	2,654,237	48,095
	Best Buy Co. Inc.	1,232,830	48,056
*	Hertz Global Holdings Inc.	1,671,615	41,690
	H&R Block Inc.	1,141,282	38,438
	Interpublic Group
	of Cos. Inc.	1,735,138	36,039
	Safeway Inc.	955,119	33,544
	Family Dollar Stores Inc.	402,811	31,907
	Darden Restaurants Inc.	494,695	29,004
*	News Corp. Class A	1,832,445	28,751
	Signet Jewelers Ltd.	166,470	21,902
	Aramark	632,461	19,701
	Foot Locker Inc.	297,773	16,729
*	MGM Resorts International	763,345	16,320
*	News Corp. Class B	198,909	2,999
			699,360

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
Financials (23.9%)
	Hartford Financial Services
	Group Inc.	1,789,920	74,622
	Principal Financial
	Group Inc.	1,218,238	63,275
	Lincoln National Corp.	1,077,756	62,154
	M&T Bank Corp.	493,313	61,970
	Regions Financial Corp.	5,710,114	60,299
	KeyCorp	3,593,910	49,955
	SL Green Realty Corp.	400,439	47,660
	Realty Income Corp.	923,852	44,077
	Annaly Capital
	Management Inc.	3,931,185	42,496
	Kimco Realty Corp.	1,621,501	40,764
	Equifax Inc.	500,291	40,458
	Western Union Co.	2,168,215	38,833
	FNF Group	1,091,205	37,592
*	Markel Corp.	55,020	37,570
	XL Group plc Class A	1,070,635	36,798
	Navient Corp.	1,701,862	36,777
	Unum Group	1,045,419	36,464
	CIT Group Inc.	759,114	36,308
	Huntington
	Bancshares Inc.	3,378,950	35,547
	Comerica Inc.	745,526	34,920
	Voya Financial Inc.	817,505	34,646
	Cincinnati Financial Corp.	643,615	33,359
	UDR Inc.	1,057,556	32,594
	American Capital
	Agency Corp.	1,461,817	31,911
	Plum Creek Timber
	Co. Inc.	728,810	31,186
*	Arch Capital Group Ltd.	508,240	30,037
	First Republic Bank	572,887	29,859
	Willis Group Holdings plc	661,314	29,633
	Torchmark Corp.	533,783	28,915
	Iron Mountain Inc.	723,335	27,964
	New York Community
	Bancorp Inc.	1,744,731	27,916
	Jones Lang LaSalle Inc.	186,031	27,892
	Reinsurance Group
	of America Inc. Class A	285,045	24,976
	Macerich Co.	291,913	24,348
	Zions Bancorporation	842,050	24,007
	Everest Re Group Ltd.	140,819	23,981
	NASDAQ OMX Group Inc.	487,043	23,359
	Legg Mason Inc.	426,150	22,744
	PartnerRe Ltd.	193,040	22,032
	WR Berkley Corp.	421,254	21,593
	Axis Capital Holdings Ltd.	402,961	20,587
*	Ally Financial Inc.	846,190	19,987
	Hudson City Bancorp Inc.	1,974,660	19,984
	People’s United
	Financial Inc.	1,277,861	19,398
*	Genworth Financial Inc.
	Class A	2,056,272	17,478

			Market
			Value•
		Shares	($000)
	LPL Financial Holdings Inc.	347,817	15,495
	Raymond
	James Financial Inc.	264,010	15,125
*	Alleghany Corp.	31,680	14,684
	Camden Property Trust	179,345	13,243
	Assurant Inc.	145,882	9,983
	Santander Consumer USA
	Holdings Inc.	432,796	8,487
	Rayonier Inc.	261,903	7,318
			1,653,260
Health Care (8.0%)
*	Mylan Inc.	1,552,607	87,520
*	Boston Scientific Corp.	5,502,583	72,909
*	CareFusion Corp.	845,934	50,198
*	Mallinckrodt plc	482,446	47,777
*	Henry Schein Inc.	349,371	47,567
*	Endo International plc	605,813	43,691
*	Hospira Inc.	701,970	42,996
	Universal Health Services
	Inc. Class B	380,420	42,326
	Quest Diagnostics Inc.	599,613	40,210
*	Laboratory Corp.
	of America Holdings	350,651	37,835
*	Hologic Inc.	982,816	26,281
	Patterson Cos. Inc.	366,870	17,646
			556,956
Industrials (11.5%)
	Fidelity National
	Information Services Inc. 1,177,145		73,218
	Rockwell Collins Inc.	551,515	46,592
	Textron Inc.	1,030,746	43,405
	L-3 Communications
	Holdings Inc.	317,898	40,122
	Fluor Corp.	648,145	39,297
	Ball Corp.	568,110	38,728
*	Fiserv Inc.	505,512	35,876
	Sealed Air Corp.	831,224	35,269
	Towers Watson & Co.
	Class A	289,864	32,804
	Xerox Corp.	2,246,802	31,141
	MeadWestvaco Corp.	691,758	30,707
	Cintas Corp.	388,286	30,457
*	Crown Holdings Inc.	575,613	29,299
	Xylem Inc.	753,639	28,691
	ADT Corp.	724,200	26,238
	Allison Transmission
	Holdings Inc.	736,573	24,970
	Avnet Inc.	568,630	24,462
*	Jacobs Engineering
	Group Inc.	541,690	24,208
*	Arrow Electronics Inc.	402,086	23,277
	Hubbell Inc. Class B	215,329	23,004
	ManpowerGroup Inc.	328,399	22,387
	Joy Global Inc.	407,402	18,952
	FLIR Systems Inc.	584,623	18,889
	MDU Resources Group Inc.	763,442	17,941

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Owens Corning	462,526	16,563
*	Owens-Illinois Inc.	340,838	9,199
	AGCO Corp.	162,314	7,336
	SPX Corp.	76,637	6,585
			799,617
Oil & Gas (5.5%)
	Tesoro Corp.	523,752	38,941
	Cimarex Energy Co.	361,963	38,368
	Murphy Oil Corp.	698,717	35,299
	HollyFrontier Corp.	811,088	30,400
	OGE Energy Corp.	825,917	29,303
	Ensco plc Class A	970,711	29,073
	Helmerich & Payne Inc.	426,690	28,767
^	Transocean Ltd.	1,426,006	26,139
*	Cameron
	International Corp.	409,694	20,464
*	Southwestern Energy Co.	732,653	19,994
	Energen Corp.	303,091	19,325
	Noble Corp. plc	1,044,374	17,305
*	Weatherford
	International plc	1,445,073	16,546
^	Diamond Offshore
	Drilling Inc.	284,709	10,452
	Nabors Industries Ltd.	570,695	7,408
	Denbury Resources Inc.	731,586	5,948
	QEP Resources Inc.	185,445	3,750
			377,482
Technology (6.8%)
	Seagate Technology plc	1,289,641	85,761
	Western Digital Corp.	457,613	50,658
	Altera Corp.	1,264,542	46,712
	Juniper Networks Inc.	1,704,888	38,053
	Maxim Integrated
	Products Inc.	1,173,775	37,408
	Computer Sciences Corp.	582,913	36,753
	Harris Corp.	433,413	31,128
*	Synopsys Inc.	646,559	28,106
	Garmin Ltd.	476,096	25,152
	Marvell Technology
	Group Ltd.	1,707,399	24,757
	SanDisk Corp.	228,945	22,432
	NVIDIA Corp.	1,071,283	21,479
*	Nuance
	Communications Inc.	1,058,961	15,112
*	IMS Health Holdings Inc.	275,732	7,070
			470,581
Telecommunications (0.7%)
	Frontier
	Communications Corp.	4,152,196	27,695
	Windstream Holdings Inc.	2,501,067	20,609
			48,304

		Market
		Value•
	Shares	($000)
Utilities (10.0%)
Northeast Utilities	1,314,175	70,335
DTE Energy Co.	734,282	63,420
NiSource Inc.	1,309,669	55,556
Wisconsin Energy Corp.	935,533	49,340
Ameren Corp.	1,006,592	46,434
ONEOK Inc.	863,715	43,004
CenterPoint Energy Inc.	1,783,088	41,778
CMS Energy Corp.	1,145,638	39,811
American Water Works
Co. Inc.	743,939	39,652
NRG Energy Inc.	1,402,760	37,804
AES Corp.	2,662,349	36,661
SCANA Corp.	531,609	32,109
Pinnacle West
Capital Corp.	457,710	31,266
Alliant Energy Corp.	459,672	30,531
Pepco Holdings Inc.	1,043,852	28,111
Integrys Energy Group Inc. 331,834		25,833
National Fuel Gas Co.	331,924	23,079
		694,724
Total Common Stocks
(Cost $5,585,040)		6,923,931
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market
Liquidity Fund,
0.126%	31,693,000	31,693

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)

[4,5] Fannie Mae
Discount Notes,
0.170%, 6/17/15	200	200
[4,6] Federal Home Loan
Bank Discount Notes,
0.110%, 2/20/15	500	500
		700
Total Temporary Cash Investments
(Cost $32,393)		32,393
Total Investments (100.4%)
(Cost $5,617,433)		6,956,324
Other Assets and Liabilities (-0.4%)
Other Assets		20,107
Liabilities[3]		(45,594)
		(25,487)
Net Assets (100%)		6,930,837

Mid-Cap Value Index Fund

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	5,624,322
Undistributed Net Investment Income	83
Accumulated Net Realized Losses	(32,544)
Unrealized Appreciation (Depreciation)
Investment Securities	1,338,891
Futures Contracts	85
Net Assets	6,930,837

Investor Shares—Net Assets
Applicable to 17,837,293 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	627,719
Net Asset Value Per Share—
Investor Shares	$35.19

Admiral Shares—Net Assets
Applicable to 62,545,506 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,896,083
Net Asset Value Per Share—
Admiral Shares	$46.30

ETF Shares—Net Assets
Applicable to 38,112,527 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,407,035
Net Asset Value Per Share—
ETF Shares	$89.39

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,908,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $12,773,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	118,873
Interest[1]	26
Securities Lending	930
Total Income	119,829
Expenses
The Vanguard Group—Note B
Investment Advisory Services	901
Management and Administrative—Investor Shares	1,144
Management and Administrative—Admiral Shares	1,144
Management and Administrative—ETF Shares	1,250
Marketing and Distribution—Investor Shares	151
Marketing and Distribution—Admiral Shares	491
Marketing and Distribution—ETF Shares	607
Custodian Fees	87
Auditing Fees	36
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—ETF Shares	183
Trustees’ Fees and Expenses	4
Total Expenses	6,041
Net Investment Income	113,788
Realized Net Gain (Loss)
Investment Securities Sold	283,538
Futures Contracts	1,594
Realized Net Gain (Loss)	285,132
Change in Unrealized Appreciation (Depreciation)
Investment Securities	374,284
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	374,279
Net Increase (Decrease) in Net Assets Resulting from Operations	773,199
1 Interest income from an affiliated company of the fund was $24,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,788	69,200
Realized Net Gain (Loss)	285,132	245,472
Change in Unrealized Appreciation (Depreciation)	374,279	788,590
Net Increase (Decrease) in Net Assets Resulting from Operations	773,199	1,103,262
Distributions
Net Investment Income
Investor Shares	(9,388)	(8,828)
Admiral Shares	(47,110)	(26,210)
ETF Shares	(56,508)	(34,036)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(113,006)	(69,074)
Capital Share Transactions
Investor Shares	(82,189)	(17,703)
Admiral Shares	881,381	672,082
ETF Shares	822,050	602,650
Net Increase (Decrease) from Capital Share Transactions	1,621,242	1,257,029
Total Increase (Decrease)	2,281,435	2,291,217
Net Assets
Beginning of Period	4,649,402	2,358,185
End of Period[1]	6,930,837	4,649,402

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $83,000 and ($699,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$31.38	$23.16	$20.34	$20.85	$17.45
Investment Operations
Net Investment Income	.539	.441	.423	.417	.371
Net Realized and Unrealized Gain (Loss)
on Investments	3.804	8.218	2.813	(.509)	3.403
Total from Investment Operations	4.343	8.659	3.236	(.092)	3.774
Distributions
Dividends from Net Investment Income	(. 533)	(. 439)	(. 416)	(. 418)	(.374)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 533)	(. 439)	(. 416)	(. 418)	(.374)
Net Asset Value, End of Period	$35.19	$31.38	$23.16	$20.34	$20.85

Total Return[1]	13.84%	37.42%	15.91%	-0.44%	21.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$628	$640	$487	$455	$683
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.80%	2.21%	1.97%	1.99%
Portfolio Turnover Rate[2]	14%	46%	33%	41%	37%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
				Sept. 27,
				2011[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$41.30	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	.780	.638	.598	.157
Net Realized and Unrealized Gain (Loss) on Investments	4.994	10.826	3.692	2.165
Total from Investment Operations	5.774	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(.774)	(.634)	(.590)	(.552)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.774)	(.634)	(.590)	(.552)
Net Asset Value, End of Period	$46.30	$41.30	$30.47	$26.77

Total Return[2]	13.98%	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,896	$1,753	$724	$268
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.00%	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate[4]	14%	46%	33%	41%

1	Inception.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$79.73	$58.82	$51.67	$52.97	$44.31
Investment Operations
Net Investment Income	1.504	1.232	1.156	1.134	1.004
Net Realized and Unrealized Gain (Loss)
on Investments	9.647	20.901	7.130	(1.297)	8.669
Total from Investment Operations	11.151	22.133	8.286	(.163)	9.673
Distributions
Dividends from Net Investment Income	(1.491)	(1.223)	(1.136)	(1.137)	(1.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.491)	(1.223)	(1.136)	(1.137)	(1.013)
Net Asset Value, End of Period	$89.39	$79.73	$58.82	$51.67	$52.97

Total Return	13.98%	37.65%	16.04%	-0.32%	21.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,407	$2,256	$1,147	$785	$746
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.95%	2.35%	2.11%	2.13%
Portfolio Turnover Rate[1]	14%	46%	33%	41%	37%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Mid-Cap Value Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $641,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,923,931	—	—
Temporary Cash Investments	31,693	700	—
Futures Contracts—Liabilities[1]	(86)	—	—
Total	6,955,538	700	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2015	46	6,664	85

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $280,526,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $2,126,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $26,458,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $32,459,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $28,422,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $5,617,433,000. Net unrealized appreciation of investment securities for tax purposes was $1,338,891,000, consisting of unrealized gains of $1,471,703,000 on securities that had risen in value since their purchase and $132,812,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $3,261,788,000 of investment securities and sold $1,640,185,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,659,354,000 and $825,340,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	242,958	7,334	270,155	9,766
Issued in Lieu of Cash Distributions	9,078	258	8,237	266
Redeemed	(334,225)	(10,146)	(296,095)	(10,670)
Net Increase (Decrease)—Investor Shares	(82,189)	(2,554)	(17,703)	(638)
Admiral Shares
Issued	1,424,892	32,520	989,915	27,334
Issued in Lieu of Cash Distributions	41,864	905	23,713	583
Redeemed	(585,375)	(13,334)	(341,546)	(9,240)
Net Increase (Decrease) —Admiral Shares	881,381	20,091	672,082	18,677
ETF Shares
Issued	1,679,901	19,912	1,012,726	14,405
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(857,851)	(10,100)	(410,076)	(5,600)
Net Increase (Decrease)—ETF Shares	822,050	9,812	602,650	8,805

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2015

Special 2014 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	334,127
Mid-Cap Index Fund	666,906
Mid-Cap Growth Index Fund	36,571
Mid-Cap Value Index Fund	101,524

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	58.9%
Mid-Cap Index Fund	82.4
Mid-Cap Growth Index Fund	79.3
Mid-Cap Value Index Fund	80.6

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	7.42%	16.58%	9.08%
Returns After Taxes on Distributions	7.03	16.28	8.81
Returns After Taxes on Distributions and Sale of Fund Shares	4.35	13.38	7.39

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	13.60%	16.88%	9.34%
Returns After Taxes on Distributions	13.27	16.61	9.08
Returns After Taxes on Distributions and Sale of Fund Shares	7.93	13.67	7.64

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	13.35%	16.53%	9.15%
Returns After Taxes on Distributions	13.16	16.41	9.06
Returns After Taxes on Distributions and Sale of Fund Shares	7.68	13.39	7.43

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios

Periods Ended December 31, 2014

			Since
	One	Five	Inception
	Year	Years	(8/24/2006)
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	13.84%	17.04%	9.02%
Returns After Taxes on Distributions	13.40	16.64	8.62
Returns After Taxes on Distributions and Sale of Fund Shares	8.13	13.78	7.24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,012.66	$1.17
Admiral Shares	1,000.00	1,013.35	0.51
Institutional Shares	1,000.00	1,013.38	0.41
Institutional Plus Shares	1,000.00	1,013.55	0.30
ETF Shares	1,000.00	1,013.24	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,053.40	$1.19
Admiral Shares	1,000.00	1,054.06	0.47
Institutional Shares	1,000.00	1,054.23	0.41
Institutional Plus Shares	1,000.00	1,054.22	0.31
ETF Shares	1,000.00	1,053.95	0.47
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,061.86	$1.20
Admiral Shares	1,000.00	1,062.45	0.47
ETF Shares	1,000.00	1,062.58	0.47
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,045.03	$1.19
Admiral Shares	1,000.00	1,045.64	0.46
ETF Shares	1,000.00	1,045.55	0.46

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.70	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.75	0.46
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.75	0.46
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood
Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive
Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America
(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox
Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and
(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010
products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester
(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation
the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of
for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health
of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,
at Syracuse University.
Monroe Community College Foundation, and North

Carolina A&T University.	F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta
Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]
and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:
Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)
of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.
and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.
machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-
(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
John J. Brennan
Occupation(s) During the Past Five Years: President
Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning
Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
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Who Are Deaf or Hard of Hearing> 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
the fund’s current prospectus.	Dow Jones, S&P, nor their respective affiliates makes
any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022015

Annual Report | December 31, 2014

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	11
Value Index Fund.	33
Large-Cap Index Fund.	54
Your Fund’s After-Tax Returns.	81
About Your Fund’s Expenses.	82
Glossary.	85

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Growth Index Fund
Investor Shares	13.47%
Admiral™ Shares	13.63
Institutional Shares	13.62
ETF Shares
Market Price	13.64
Net Asset Value	13.62
CRSP US Large Cap Growth Index	13.69
Large-Cap Growth Funds Average	10.35
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Value Index Fund
Investor Shares	13.05%
Admiral Shares	13.18
Institutional Shares	13.19
ETF Shares
Market Price	13.18
Net Asset Value	13.19
CRSP US Large Cap Value Index	13.29
Large-Cap Value Funds Average	10.74
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	13.24%
Admiral Shares	13.38
Institutional Shares	13.41
ETF Shares
Market Price	13.40
Net Asset Value	13.39
CRSP US Large Cap Index	13.47
Large-Cap Core Funds Average	11.32
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$47.87	$53.71	$0.576	$0.000
Admiral Shares	47.87	53.71	0.649	0.000
Institutional Shares	47.87	53.70	0.653	0.000
ETF Shares	92.99	104.33	1.260	0.000
Vanguard Value Index Fund
Investor Shares	$29.78	$32.95	$0.685	$0.000
Admiral Shares	29.78	32.94	0.731	0.000
Institutional Shares	29.78	32.94	0.733	0.000
ETF Shares	76.34	84.45	1.873	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$34.24	$38.12	$0.623	$0.000
Admiral Shares	42.81	47.65	0.845	0.000
Institutional Shares	176.18	196.14	3.489	0.000
ETF Shares	84.76	94.36	1.671	0.000

3

Chairman’s Letter

Dear Shareholder,

U.S. stocks trumped their international counterparts in 2014 thanks to better-than-expected domestic economic growth, low interest rates and inflation, and strong corporate profits. Large companies were among the biggest beneficiaries of the stock market’s advance.

For the 12 months ended December 31, 2014, Vanguard’s three large-capitalization U.S. index funds produced double-digit results for the third consecutive year. Vanguard Growth Index Fund returned 13.47% and Vanguard Value Index Fund returned 13.05%. Vanguard Large-Cap Index Fund, which holds both growth and value stocks, returned 13.24%. (All returns are for the funds’ Investor Shares.)

All three funds closely tracked their target indexes and surpassed the average return of their peers.

Please note that your fund’s Signal® Shares were converted to Admiral Shares in October 2014 as part of a year-long plan to phase out Signal Shares and streamline Vanguard’s offerings.

If you hold any of these funds in a taxable account, you may wish to review the table of after-tax returns that appears later in this report.

4

U.S. stocks finished strongly for the sixth straight year

U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year.

Although the Federal Reserve ended its bond-buying program in October, its stance that it would be “patient” in deciding when to increase short-term interest rates seemed to reassure investors. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as those in the United States, returning about –3% in dollar terms. Their performance suffered as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, and stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period

Bond prices received a boost from moves by many of the world’s central banks, along with global economic, market, and geopolitical challenges that drew

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

5

investors to perceived safe havens. In an unexpected rebound from last year, the broad U.S. bond market returned 5.97%.

Even though the Fed pared back its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

Investors in 2014 favored large-caps over small-caps

In contrast to a year ago, large-cap stocks handsomely outpaced their small-cap brethren during the 12 months. Many investors were concerned about the “frothy” valuations of some small-cap stocks. They were less willing to invest in small companies, which have the potential for faster growth and higher returns than larger firms but also tend to be riskier and more volatile.

In this environment, Vanguard’s three large-cap index funds posted strong returns in most market segments. As was the case six months ago, growth

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.09%	0.08%	0.09%	1.22%
Value Index Fund	0.24	0.09	0.08	0.09	1.14
Large-Cap Index Fund	0.24	0.09	0.08	0.09	1.15

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the funds’ expense ratios were: for the Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap Index Fund, Large-Cap Core Funds.

6

stocks performed slightly better than value, but the gap was much narrower than it was among smaller-caps.

Each of the large-cap funds delivered positive returns for nine of the ten industry sectors. Stocks of technology, health care, and financial companies contributed most to their overall performance. Energy-related holdings detracted.

Hurt by tumbling oil prices, the oil and gas sector recorded a negative result for all three funds. Still, the strong showings of the other sectors outweighed the weakness among oil and gas producers, service providers, and distributors.

The Growth Index Fund’s performance was buoyed by its outsized technology holdings. It benefited from increased corporate spending on technology and a surge in mobile device sales. Health care turned in impressive returns as well, as new product development, mergers and acquisitions, and strategic alliances boosted pharmaceutical and biotechnology companies.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Growth Index Fund Investor Shares	8.50%
Spliced Growth Index	8.71
Large-Cap Growth Funds Average	7.08
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Value Index Fund Investor Shares	7.17%
Spliced Value Index	7.33
Large-Cap Value Funds Average	6.28
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Large-Cap Index Fund Investor Shares	7.87%
Spliced Large Cap Index	8.05
Large-Cap Core Funds Average	6.46
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

The financial sector also helped drive the fund’s success. Real estate investment trusts (REITs) thrived amid low interest rates and the expanding economy, as did banks, insurers, and other financial services firms.

The Large-Cap Index Fund’s performance mirrored that of the Growth Index Fund. Stocks in technology, health care, and financials added most to returns. Increased consumer spending gave a lift to the economy, and in particular to the consumer services and consumer goods sectors. Utilities, a small component of both the index and the fund, was a stalwart as severe winter weather boosted earnings and as low interest rates sent investors searching for higher yields.

The Value Index Fund’s heavy allocation to financial stocks was a bright spot. Health care and technology also helped significantly.

The funds all notched solid gains and met their ten-year objectives

For the decade ended December 31, 2014, the three large-cap index funds recorded average annual returns ranging from 8.50%

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 9.

8

for the Growth Index Fund to 7.17% for the Value Index Fund. The Large-Cap Index Fund, which completed its first full decade of performance last year, posted an average annual return of 7.87%.

Over the past ten years, the funds have met their primary objective of closely tracking their target indexes. In addition, each fund’s average annual return has exceeded that of its peer group.

The funds’ success in staying close to their target indexes reflects the skill of the advisor, the Vanguard Equity Investment Group. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, the funds’ low costs help you keep more of the market’s returns.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

9

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2015

10

Growth Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIGRX	VIGAX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.10%	1.24%	1.26%	1.24%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	369	369	3,776
Median Market Cap	$59.1B	$59.1B	$48.1B
Price/Earnings Ratio	25.2x	25.2x	20.6x
Price/Book Ratio	4.7x	4.7x	2.7x
Return on Equity	22.6%	22.2%	17.8%
Earnings Growth
Rate	20.1%	20.1%	15.4%
Dividend Yield	1.3%	1.3%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap U.S. Total
		Growth Market
	Fund	Index FA Index
Basic Materials	1.5%	1.5%	2.8%
Consumer Goods	9.7	9.7	9.9
Consumer Services	20.6	20.6	13.6
Financials	13.0	13.0	19.0
Health Care	13.1	13.1	13.5
Industrials	12.1	12.1	12.6
Oil & Gas	6.0	6.0	7.5
Technology	23.6	23.6	15.8
Telecommunications	0.3	0.3	2.0
Utilities	0.1	0.1	3.3

Volatility Measures
		DJ
	U.S. Total
	Spliced	Market
	Growth Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	7.2%
Google Inc.	Internet	3.4
Coca-Cola Co.	Soft Drinks	1.9
Facebook Inc.	Internet	1.8
Oracle Corp.	Software	1.7
Comcast Corp.	Broadcasting &
	Entertainment	1.7
Walt Disney Co.	Broadcasting &
	Entertainment	1.6
Gilead Sciences Inc.	Biotechnology	1.6
Home Depot Inc.	Home Improvement
	Retailers	1.5
Visa Inc.	Consumer Finance	1.4
Top Ten		23.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

11

Growth Index Fund

Investment Focus

12

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund*Investor Shares	13.47%	15.83%	8.50%	$22,603
••••••••	Spliced Growth Index	13.69	16.09	8.71	23,041
– – – –	Large-Cap Growth Funds Average	10.35	13.83	7.08	19,816
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Growth Index Fund Admiral Shares		13.63%	16.00%	8.64%	$22,906
Spliced Growth Index		13.69	16.09	8.71	23,041
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

13

Growth Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional Shares	13.62%	16.02%	8.67%	$11,484,485
Spliced Growth Index	13.69	16.09	8.71	11,520,724
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund
ETF Shares Net Asset Value	13.62%	16.00%	8.64%	$22,901
Spliced Growth Index	13.69	16.09	8.71	23,041
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Growth Index Fund ETF Shares Market Price		13.64%	110.04%	129.06%
Growth Index Fund ETF Shares Net Asset Value		13.62	109.99	129.01
Spliced Growth Index		13.69	110.88	130.41

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

14

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (1.5%)
	Praxair Inc.	1,465,157	189,826
	Ecolab Inc.	1,358,223	141,961
	Sigma-Aldrich Corp.	599,197	82,252
	Eastman Chemical Co.	671,903	50,971
	Alcoa Inc.	2,963,951	46,801
	International Flavors &
	Fragrances Inc.	407,114	41,265
	Airgas Inc.	338,063	38,938
	FMC Corp.	670,093	38,215
*	WR Grace & Co.	351,700	33,549
	CONSOL Energy Inc.	578,218	19,549
	Westlake Chemical Corp.	200,693	12,260
			695,587
Consumer Goods (9.7%)
	Coca-Cola Co.	19,823,678	836,956
	Philip Morris
	International Inc.	7,813,164	636,382
	NIKE Inc. Class B	3,439,346	330,693
	Colgate-Palmolive Co.	4,583,133	317,107
	Monsanto Co.	2,434,182	290,812
	VF Corp.	1,737,391	130,131
	Lorillard Inc.	1,810,420	113,948
	Mead Johnson
	Nutrition Co.	1,016,018	102,150
*	Tesla Motors Inc.	441,347	98,160
	Estee Lauder Cos. Inc.
	Class A	1,163,765	88,679
*	Monster Beverage Corp.	758,802	82,216
	Keurig Green
	Mountain Inc.	611,342	80,939
*	Constellation Brands Inc.
	Class A	810,069	79,524
	Hershey Co.	725,570	75,408
*	Michael Kors
	Holdings Ltd.	983,622	73,870
	Harley-Davidson Inc.	1,077,967	71,049
*	Electronic Arts Inc.	1,486,056	69,867

			Market
			Value
		Shares	($000)
	BorgWarner Inc.	1,143,907	62,858
*	Under Armour Inc. Class A	885,487	60,125
	Ralph Lauren Corp. Class A	308,712	57,161
	Hanesbrands Inc.	502,242	56,060
	PVH Corp.	414,237	53,093
	Church & Dwight Co. Inc.	672,665	53,013
*	Mohawk Industries Inc.	311,517	48,397
	Brown-Forman Corp.
	Class B	518,748	45,567
	Polaris Industries Inc.	300,156	45,396
*	Jarden Corp.	918,995	44,001
	McCormick & Co. Inc.	559,457	41,568
*	LKQ Corp.	1,371,444	38,565
	Stanley Black &
	Decker Inc.	393,876	37,844
	Leucadia National Corp.	1,574,731	35,305
	Hormel Foods Corp.	662,392	34,511
*	WABCO Holdings Inc.	295,332	30,945
*	NVR Inc.	19,519	24,893
*	lululemon athletica Inc.	426,737	23,808
*	Fossil Group Inc.	204,931	22,694
	DR Horton Inc.	825,005	20,864
	Lennar Corp. Class A	439,308	19,685
	Coty Inc. Class A	392,691	8,113
^	Herbalife Ltd.	161,334	6,082
*	GoPro Inc. Class A	78,008	4,932
	Lennar Corp. Class B	180	6
			4,353,377
Consumer Services (20.6%)
	Walt Disney Co.	7,674,456	722,857
	Home Depot Inc.	6,626,914	695,627
	Comcast Corp. Class A 11,177,713		648,419
*	Amazon.com Inc.	1,862,663	578,077
	McDonald’s Corp.	4,893,956	458,564
*	eBay Inc.	5,622,677	315,545
	Costco Wholesale Corp.	2,201,345	312,041
*	Priceline Group Inc.	263,274	300,188
	Starbucks Corp.	3,574,812	293,313
	Twenty-First Century
	Fox Inc. Class A	7,081,020	271,947

15

Growth Index Fund

			Market
			Value
		Shares	($000)
	TJX Cos. Inc.	3,310,318	227,022
*	DIRECTV	2,525,556	218,966
	Time Warner Cable Inc.	1,410,505	214,481
	American Airlines
	Group Inc.	3,606,912	193,439
	Time Warner Inc.	2,002,773	171,077
	Lowe’s Cos. Inc.	2,481,897	170,754
	Yum! Brands Inc.	2,199,929	160,265
	Southwest Airlines Co.	3,413,202	144,447
	Viacom Inc. Class B	1,855,485	139,625
	CBS Corp. Class B	2,330,365	128,962
	Las Vegas Sands Corp.	2,016,501	117,280
	L Brands Inc.	1,249,624	108,155
*	Dollar General Corp.	1,525,631	107,862
*	Chipotle Mexican Grill Inc.
	Class A	155,949	106,749
*	AutoZone Inc.	161,121	99,752
	Comcast Corp.	1,730,206	99,599
*	Netflix Inc.	287,810	98,319
	Ross Stores Inc.	1,002,462	94,492
*	O’Reilly Automotive Inc.	484,661	93,355
	Whole Foods Market Inc.	1,809,355	91,228
	Marriott International Inc.
	Class A	997,795	77,858
*	DISH Network Corp.
	Class A	1,063,229	77,499
	Starwood Hotels &
	Resorts Worldwide Inc.	898,463	72,838
*	CarMax Inc.	1,083,533	72,142
	Twenty-First Century
	Fox Inc.	1,954,482	72,101
*	Dollar Tree Inc.	982,921	69,178
*	Charter Communications
	Inc. Class A	412,280	68,694
	Nielsen NV	1,533,046	68,573
*	Bed Bath & Beyond Inc.	885,326	67,435
*	Liberty Interactive Corp.
	Class A	2,136,840	62,866
	Wynn Resorts Ltd.	407,646	60,641
	Tiffany & Co.	552,888	59,082
	Advance Auto Parts Inc.	367,006	58,457
	Nordstrom Inc.	727,190	57,732
	Tractor Supply Co.	684,359	53,941
	Wyndham Worldwide Corp. 620,481		53,212
	Signet Jewelers Ltd.	403,366	53,071
*	Hilton Worldwide
	Holdings Inc.	1,982,582	51,726
	Gap Inc.	1,202,241	50,626
	H&R Block Inc.	1,383,266	46,588
*	Discovery
	Communications Inc.	1,374,692	46,355
	Expedia Inc.	487,014	41,571
*	TripAdvisor Inc.	556,192	41,525
	PetSmart Inc.	499,910	40,640

			Market
			Value
		Shares	($000)
*	MGM Resorts
	International	1,852,237	39,601
*	Ulta Salon Cosmetics &
	Fragrance Inc.	307,533	39,315
	Family Dollar Stores Inc.	489,721	38,791
*	Sirius XM Holdings Inc. 11,051,998		38,682
*	IHS Inc. Class A	325,640	37,084
	Williams-Sonoma Inc.	421,197	31,876
	Royal Caribbean
	Cruises Ltd.	364,513	30,047
	Scripps Networks
	Interactive Inc. Class A	386,714	29,108
	FactSet Research
	Systems Inc.	199,431	28,070
*	Discovery Communications
	Inc. Class A	748,324	25,780
*	Hertz Global Holdings Inc.	1,010,687	25,206
*	AutoNation Inc.	368,921	22,286
	Foot Locker Inc.	361,273	20,296
*	Sprouts Farmers
	Market Inc.	532,006	18,078
*	Urban Outfitters Inc.	505,348	17,753
*	Norwegian Cruise Line
	Holdings Ltd.	357,013	16,694
*	Hyatt Hotels Corp. Class A	187,141	11,268
	Extended Stay America Inc. 257,105		4,965
*	zulily Inc. Class A	117,411	2,747
	Viacom Inc. Class A	3,936	297
	CBS Corp. Class A	2,760	155
			9,284,857
Financials (13.0%)
	Visa Inc. Class A	2,480,167	650,300
	American Express Co.	5,203,071	484,094
	MasterCard Inc. Class A	5,036,859	433,976
	Simon Property Group Inc. 1,580,536		287,831
	American Tower
	Corporation	1,993,620	197,069
	BlackRock Inc.	540,024	193,091
	Charles Schwab Corp.	5,909,667	178,413
	Marsh & McLennan
	Cos. Inc.	2,719,936	155,689
	Public Storage	738,287	136,472
	Aon plc	1,433,802	135,967
	Crown Castle
	International Corp.	1,678,776	132,120
	Equity Residential	1,822,182	130,906
	Health Care REIT Inc.	1,648,506	124,742
	Intercontinental
	Exchange Inc.	566,764	124,286
	McGraw Hill Financial Inc.	1,365,194	121,475
	Franklin Resources Inc.	2,034,260	112,637
	AvalonBay
	Communities Inc.	663,809	108,460
	Prologis Inc.	2,514,260	108,189
	T. Rowe Price Group Inc.	1,239,153	106,394

16

Growth Index Fund

			Market
			Value
		Shares	($000)
	Ventas Inc.	1,479,965	106,113
	HCP Inc.	2,309,502	101,687
	Moody’s Corp.	1,048,972	100,502
	Vornado Realty Trust	849,658	100,013
	Boston Properties Inc.	769,888	99,077
	Weyerhaeuser Co.	2,636,798	94,635
	Host Hotels &
	Resorts Inc.	3,808,279	90,523
	Invesco Ltd.	2,166,782	85,631
	General Growth
	Properties Inc.	2,890,268	81,303
	Essex Property Trust Inc.	321,545	66,431
*	Affiliated Managers
	Group Inc.	279,452	59,311
	Macerich Co.	707,525	59,015
	SL Green Realty Corp.	485,357	57,767
	Realty Income Corp.	1,119,785	53,425
	Kimco Realty Corp.	1,965,415	49,410
	Equifax Inc.	606,043	49,011
*	CBRE Group Inc. Class A	1,422,713	48,728
	Federal Realty
	Investment Trust	342,395	45,696
*	Markel Corp.	66,679	45,531
	Digital Realty Trust Inc.	681,387	45,176
	TD Ameritrade
	Holding Corp.	1,232,625	44,103
	American Realty Capital
	Properties Inc.	4,645,921	42,046
	UDR Inc.	1,282,373	39,523
	Plum Creek Timber Co. Inc.	882,284	37,753
	Raymond James
	Financial Inc.	640,589	36,699
	Iron Mountain Inc.	876,056	33,868
	Jones Lang LaSalle Inc.	225,337	33,785
*	Realogy Holdings Corp.	735,332	32,715
	Lazard Ltd. Class A	647,523	32,396
	Alexandria Real Estate
	Equities Inc.	362,098	32,133
	Camden Property Trust	433,421	32,004
	SEI Investments Co.	756,855	30,304
	MSCI Inc. Class A	533,879	25,327
	LPL Financial Holdings Inc.	422,344	18,815
	Brixmor Property Group Inc.	595,053	14,781
*	LendingClub Corp.	273,902	6,930
	Rayonier Inc.	159,637	4,460
			5,858,738
Health Care (13.1%)
*	Gilead Sciences Inc.	7,586,583	715,111
	Amgen Inc.	3,825,162	609,310
	AbbVie Inc.	7,612,321	498,150
*	Celgene Corp.	4,016,379	449,272
*	Biogen Idec Inc.	1,187,549	403,113
*	Actavis plc	1,332,909	343,104
	Allergan Inc.	1,498,038	318,468

			Market
			Value
		Shares	($000)
*	Express Scripts
	Holding Co.	3,690,606	312,484
	Thermo Fisher
	Scientific Inc.	2,011,564	252,029
*	Alexion
	Pharmaceuticals Inc.	997,071	184,488
*	Regeneron
	Pharmaceuticals Inc.	375,982	154,247
	Stryker Corp.	1,617,049	152,536
*	Vertex
	Pharmaceuticals Inc.	1,210,040	143,753
*	Illumina Inc.	714,068	131,803
	Perrigo Co. plc	703,338	117,570
	Zoetis Inc.	2,521,003	108,479
*	Intuitive Surgical Inc.	182,353	96,454
*	DaVita HealthCare
	Partners Inc.	1,026,980	77,783
*	Edwards
	Lifesciences Corp.	538,160	68,551
*	BioMarin
	Pharmaceutical Inc.	741,477	67,030
	CR Bard Inc.	376,607	62,750
*	CareFusion Corp.	1,025,809	60,871
*	Henry Schein Inc.	423,743	57,693
*	Incyte Corp.	764,510	55,893
*	Mylan Inc.	941,472	53,071
*	Jazz Pharmaceuticals plc	289,215	47,353
*	Laboratory Corp. of
	America Holdings	424,677	45,823
*	Waters Corp.	397,619	44,820
*	Varian Medical
	Systems Inc.	503,564	43,563
	ResMed Inc.	701,144	39,306
	DENTSPLY
	International Inc.	711,703	37,912
*	Pharmacyclics Inc.	304,493	37,227
*	IDEXX Laboratories Inc.	239,173	35,462
*	Envision Healthcare
	Holdings Inc.	645,953	22,408
*	Quintiles Transnational
	Holdings Inc.	352,757	20,767
*	Medivation Inc.	184,650	18,393
*	Salix Pharmaceuticals Ltd.	152,181	17,492
*	Intercept
	Pharmaceuticals Inc.	32,100	5,008
			5,909,547
Industrials (12.1%)
	Union Pacific Corp.	4,471,018	532,632
	3M Co.	3,222,438	529,511
	United Parcel Service
	Inc. Class B	3,531,797	392,630
	Accenture plc Class A	3,155,501	281,818
	Danaher Corp.	3,003,550	257,434
	Boeing Co.	1,613,278	209,694

17

Growth Index Fund

			Market
			Value
		Shares	($000)
	Automatic Data
	Processing Inc.	2,424,118	202,099
	Precision Castparts Corp.	716,751	172,651
	Cummins Inc.	872,703	125,818
*	LinkedIn Corp. Class A	544,725	125,129
	PACCAR Inc.	1,780,688	121,105
	FedEx Corp.	676,886	117,548
	Sherwin-Williams Co.	410,328	107,933
	Fidelity National
	Information Services Inc. 1,426,725		88,742
*	Alliance Data
	Systems Corp.	305,529	87,397
*	Fiserv Inc.	1,226,545	87,048
	Amphenol Corp. Class A	1,556,412	83,750
	Roper Industries Inc.	503,894	78,784
	WW Grainger Inc.	308,676	78,678
	Rockwell Automation Inc.	683,059	75,956
	Paychex Inc.	1,642,661	75,842
	Agilent Technologies Inc.	1,677,872	68,692
	Kansas City Southern	554,935	67,719
	AMETEK Inc.	1,236,692	65,087
	Fastenal Co.	1,342,213	63,836
	Pentair plc	939,735	62,417
*	Stericycle Inc.	427,000	55,971
	CH Robinson
	Worldwide Inc.	736,362	55,146
	Pall Corp.	537,867	54,437
*	FleetCor Technologies Inc.	358,699	53,342
	Textron Inc.	1,250,608	52,663
*	United Rentals Inc.	502,464	51,256
	TransDigm Group Inc.	250,861	49,257
*	Verisk Analytics Inc.
	Class A	747,585	47,883
	Masco Corp.	1,791,453	45,145
*	Sensata Technologies
	Holding NV	848,536	44,472
	Vulcan Materials Co.	661,778	43,499
*	Mettler-Toledo
	International Inc.	143,778	43,487
	Rock-Tenn Co. Class A	705,413	43,016
	Sealed Air Corp.	1,008,747	42,801
	Expeditors International
	of Washington Inc.	923,586	41,201
	Flowserve Corp.	685,408	41,008
	Wabtec Corp.	459,825	39,954
	Towers Watson & Co.
	Class A	351,596	39,790
	JB Hunt Transport
	Services Inc.	471,345	39,711
	Robert Half
	International Inc.	647,830	37,820
	Cintas Corp.	469,380	36,818
	Martin Marietta
	Materials Inc.	321,565	35,475
*	Trimble Navigation Ltd.	1,302,384	34,565

			Market
			Value
		Shares	($000)
*	B/E Aerospace Inc.	528,574	30,668
*	Quanta Services Inc.	1,068,376	30,331
	Allison Transmission
	Holdings Inc.	890,446	30,186
	Hubbell Inc. Class B	260,853	27,867
	Donaldson Co. Inc.	694,043	26,811
	FLIR Systems Inc.	708,503	22,892
	Chicago Bridge &
	Iron Co. NV	544,479	22,857
*	Colfax Corp.	434,344	22,399
	Fortune Brands Home &
	Security Inc.	396,595	17,954
	Owens Corning	281,740	10,089
*	KLX Inc.	132,204	5,453
			5,436,174
Oil & Gas (6.0%)
	Schlumberger Ltd.	6,470,876	552,678
	Kinder Morgan Inc.	8,522,695	360,595
	EOG Resources Inc.	2,755,741	253,721
	Anadarko
	Petroleum Corp.	2,546,712	210,104
	Halliburton Co.	4,048,482	159,227
	Williams Cos. Inc.	3,382,809	152,023
	Pioneer Natural
	Resources Co.	748,437	111,405
	Noble Energy Inc.	1,819,704	86,309
*	Cheniere Energy Inc.	1,072,361	75,494
	National Oilwell Varco Inc.	1,082,565	70,940
	Cabot Oil & Gas Corp.	2,077,909	61,527
	EQT Corp.	761,870	57,674
*	Concho Resources Inc.	568,283	56,686
*	FMC Technologies Inc.	1,177,117	55,136
*	Cameron
	International Corp.	992,415	49,571
*	Southwestern Energy Co. 1,775,694		48,459
	Cimarex Energy Co.	438,665	46,498
	Range Resources Corp.	805,926	43,077
*	Weatherford
	International plc	3,502,184	40,100
*	Dresser-Rand Group Inc.	385,442	31,529
	Oceaneering
	International Inc.	526,686	30,974
*	Whiting Petroleum Corp.	837,045	27,622
	Core Laboratories NV	219,679	26,436
*	Continental Resources Inc.	467,849	17,947
	Ensco plc Class A	588,403	17,623
	Helmerich & Payne Inc.	258,415	17,422
*	Antero Resources Corp.	264,274	10,724
*	Cobalt International
	Energy Inc.	829,213	7,372
	SM Energy Co.	169,254	6,530
	QEP Resources Inc.	226,811	4,586
			2,689,989

18

Growth Index Fund

			Market
			Value
		Shares	($000)
Technology (23.6%)
	Apple Inc.	29,492,591	3,255,392
*	Facebook Inc. Class A	10,624,303	828,908
*	Google Inc. Class C	1,450,466	763,525
*	Google Inc. Class A	1,432,260	760,043
	Oracle Corp.	16,712,760	751,573
	QUALCOMM Inc.	8,360,664	621,448
	EMC Corp.	10,232,936	304,328
	Texas Instruments Inc.	5,311,830	283,997
*	Yahoo! Inc.	4,287,509	216,562

*	Micron Technology Inc. 5,398,032 188,985

*	salesforce.com inc	3,014,452	178,787
*	Adobe Systems Inc.	2,382,601	173,215
*	Cognizant Technology
	Solutions Corp. Class A	3,062,028	161,246
	Avago Technologies Ltd.
	Class A	1,271,667	127,917
	Intuit Inc.	1,364,508	125,794
	SanDisk Corp.	1,109,505	108,709
*	Cerner Corp.	1,545,424	99,927
*	Twitter Inc.	2,552,517	91,559
	Analog Devices Inc.	1,580,065	87,725
	Applied Materials Inc.	3,062,046	76,306
	Skyworks Solutions Inc.	958,857	69,719
*	Autodesk Inc.	1,143,063	68,652
*	Red Hat Inc.	944,911	65,331
	NetApp Inc.	1,568,107	64,998
	Lam Research Corp.	799,699	63,448
	Equinix Inc.	275,984	62,574
	KLA-Tencor Corp.	826,793	58,140
	Xilinx Inc.	1,331,243	57,630
	Altera Corp.	1,534,420	56,681
	Linear Technology Corp.	1,199,485	54,697
*	Catamaran Corp.	1,043,348	53,993
*	Akamai Technologies Inc.	850,248	53,532
	NVIDIA Corp.	2,596,616	52,062
*	Citrix Systems Inc.	809,157	51,624
*	F5 Networks Inc.	371,426	48,458
	Juniper Networks Inc.	2,069,691	46,196
*	ServiceNow Inc.	672,300	45,616
	Maxim Integrated
	Products Inc.	1,422,649	45,340
	Microchip Technology Inc.	960,043	43,308
*	Workday Inc. Class A	498,105	40,650
*	ANSYS Inc.	462,167	37,898
*	Gartner Inc.	419,479	35,324
*	VMware Inc. Class A	426,450	35,191
*	VeriSign Inc.	607,434	34,624
*	Teradata Corp.	767,479	33,524
*	Splunk Inc.	513,391	30,264
*	Rackspace Hosting Inc.	578,856	27,096
*	Palo Alto Networks Inc.	171,435	21,013
*	NetSuite Inc.	173,874	18,982
*,^	FireEye Inc.	490,403	15,487

			Market
			Value
		Shares	($000)
*,^	Cree Inc.	300,011	9,666
*,^	3D Systems Corp.	265,327	8,721
*	Premier Inc. Class A	186,605	6,257
			10,622,642
Telecommunications (0.3%)
*	SBA Communications
	Corp. Class A	649,454	71,934
*	Level 3
	Communications Inc.	1,351,542	66,739
			138,673
Utilities (0.1%)
*	Calpine Corp.	1,962,097	43,421
	ONEOK Inc.	523,011	26,041
			69,462
Total Common Stocks
(Cost $27,924,480)			45,059,046
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.126%	115,383,255	115,383

Face
Amount
($000)
U.S. Government and Agency Obligations (0.0%)

[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.080%, 2/20/15	2,000	2,000
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.095%, 2/27/15	2,400	2,400
6	Freddie Mac Discount
	Notes, 0.050%, 1/14/15	2,000	2,000
			6,400
Total Temporary Cash Investments
	(Cost $121,783)		121,783
	Total Investments (100.3%)
	(Cost $28,046,263)		45,180,829
Other Assets and Liabilities (-0.3%)
	Other Assets		144,359
	Liabilities[3]		(263,250)
			(118,891)
	Net Assets (100%)		45,061,938

19

Growth Index Fund

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	28,365,190
Overdistributed Net Investment Income	(25,578)
Accumulated Net Realized Losses	(412,191)
Unrealized Appreciation (Depreciation)
Investment Securities	17,134,566
Futures Contracts	(49)
Net Assets	45,061,938

Investor Shares—Net Assets
Applicable to 60,883,259 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,270,116
Net Asset Value Per Share—
Investor Shares	$53.71

Admiral Shares—Net Assets
Applicable to 277,575,412 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,907,189
Net Asset Value Per Share—
Admiral Shares	$53.71

Amount
($000)
Institutional Shares—Net Assets
Applicable to 177,724,824 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,544,550
Net Asset Value Per Share—
Institutional Shares	$53.70

ETF Shares—Net Assets
Applicable to 166,203,889 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,340,083
Net Asset Value Per Share—
ETF Shares	$104.33

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,017,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,408,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	561,223
Interest[1]	81
Securities Lending	2,588
Total Income	563,892
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,839
Management and Administrative—Investor Shares	6,910
Management and Administrative—Admiral Shares	7,313
Management and Administrative—Signal Shares	1,363
Management and Administrative—Institutional Shares	4,397
Management and Administrative—ETF Shares	8,738
Marketing and Distribution—Investor Shares	668
Marketing and Distribution—Admiral Shares	1,303
Marketing and Distribution—Signal Shares	897
Marketing and Distribution—Institutional Shares	1,782
Marketing and Distribution—ETF Shares	3,066
Custodian Fees	314
Auditing Fees	34
Shareholders’ Reports—Investor Shares	93
Shareholders’ Reports—Admiral Shares	76
Shareholders’ Reports—Signal Shares	34
Shareholders’ Reports—Institutional Shares	75
Shareholders’ Reports—ETF Shares	381
Trustees’ Fees and Expenses	29
Total Expenses	40,312
Net Investment Income	523,580
Realized Net Gain (Loss)
Investment Securities Sold	1,026,098
Futures Contracts	13,693
Realized Net Gain (Loss)	1,039,791
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,657,991
Futures Contracts	(503)
Change in Unrealized Appreciation (Depreciation)	3,657,488
Net Increase (Decrease) in Net Assets Resulting from Operations	5,220,859
1 Interest income from an affiliated company of the fund was $77,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	523,580	431,962
Realized Net Gain (Loss)	1,039,791	1,653,212
Change in Unrealized Appreciation (Depreciation)	3,657,488	6,933,141
Net Increase (Decrease) in Net Assets Resulting from Operations	5,220,859	9,018,315
Distributions
Net Investment Income
Investor Shares	(38,744)	(40,362)
Admiral Shares	(144,943)	(91,897)
Signal Shares	(29,371)	(57,566)
Institutional Shares	(113,385)	(93,443)
ETF Shares	(195,683)	(149,475)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(522,126)	(432,743)
Capital Share Transactions
Investor Shares	(759,519)	(384,430)
Admiral Shares	5,700,280	332,128
Signal Shares	(4,926,987)	6,446
Institutional Shares	518,280	(25,279)
ETF Shares	2,345,702	1,895,714
Net Increase (Decrease) from Capital Share Transactions	2,877,756	1,824,579
Total Increase (Decrease)	7,576,489	10,410,151
Net Assets
Beginning of Period	37,485,449	27,075,298
End of Period[1]	45,061,938	37,485,449

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,578,000) and ($27,032,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$47.87	$36.65	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	. 579.508		.509	.351	.315
Net Realized and Unrealized Gain (Loss)
on Investments	5.837	11.219	4.853	.183	4.284
Total from Investment Operations	6.416	11.727	5.362	.534	4.599
Distributions
Dividends from Net Investment Income	(.576)	(.507)	(. 502)	(. 344)	(. 319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.576)	(.507)	(. 502)	(. 344)	(. 319)
Net Asset Value, End of Period	$53.71	$47.87	$36.65	$31.79	$31.60

Total Return[1]	13.47%	32.16%	16.89%	1.71%	16.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,270	$3,630	$3,105	$2,897	$3,843
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.22%	1.45%	1.10%	1.13%
Portfolio Turnover Rate[2]	9%	32%	21%	23%	26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$47.87	$36.64	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	. 653	. 572.560		.399	.357
Net Realized and Unrealized Gain (Loss)
on Investments	5.836	11.229	4.842	.185	4.282
Total from Investment Operations	6.489	11.801	5.402	.584	4.639
Distributions
Dividends from Net Investment Income	(.649)	(.571)	(. 552)	(. 394)	(. 359)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.649)	(.571)	(. 552)	(. 394)	(. 359)
Net Asset Value, End of Period	$53.71	$47.87	$36.64	$31.79	$31.60

Total Return[1]	13.63%	32.40%	17.01%	1.87%	17.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,907	$7,903	$5,774	$4,819	$4,712
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.37%	1.59%	1.24%	1.27%
Portfolio Turnover Rate[2]	9%	32%	21%	23%	26%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$44.32	$33.93	$29.44	$29.26	$25.30
Investment Operations
Net Investment Income	. 444	. 530	. 519	. 369	. 331
Net Realized and Unrealized Gain (Loss)
on Investments	3.240	10.389	4.483	.175	3.963
Total from Investment Operations	3.684	10.919	5.002	.544	4.294
Distributions
Dividends from Net Investment Income	(. 404)	(. 529)	(. 512)	(. 364)	(. 334)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 404)	(. 529)	(. 512)	(. 364)	(. 334)
Net Asset Value, End of Period	$47.60[1]	$44.32	$33.93	$29.44	$29.26

Total Return	8.34%	32.37%	17.01%	1.88%	17.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$4,672	$3,540	$2,402	$1,658
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.20%[2]	1.37%	1.59%	1.24%	1.27%
Portfolio Turnover Rate [3]	9%	32%	21%	23%	26%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$47.87	$36.64	$31.79	$31.60	$27.32
Investment Operations
Net Investment Income	. 657.576		.567	.405	. 369
Net Realized and Unrealized Gain (Loss)
on Investments	5.826	11.229	4.842	.186	4.283
Total from Investment Operations	6.483	11.805	5.409	.591	4.652
Distributions
Dividends from Net Investment Income	(.653)	(.575)	(. 559)	(. 401)	(. 372)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.653)	(.575)	(. 559)	(. 401)	(. 372)
Net Asset Value, End of Period	$53.70	$47.87	$36.64	$31.79	$31.60

Total Return	13.62%	32.41%	17.04%	1.89%	17.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,545	$8,015	$6,189	$4,726	$3,934
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.38%	1.61%	1.26%	1.31%
Portfolio Turnover Rate[1]	9%	32%	21%	23%	26%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$92.99	$71.19	$61.76	$61.39	$53.08
Investment Operations
Net Investment Income	1.268	1.112	1.087	.776	.695
Net Realized and Unrealized Gain (Loss)
on Investments	11.332	21.798	9.416	.360	8.315
Total from Investment Operations	12.600	22.910	10.503	1.136	9.010
Distributions
Dividends from Net Investment Income	(1.260)	(1.110)	(1.073)	(.766)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.260)	(1.110)	(1.073)	(.766)	(.700)
Net Asset Value, End of Period	$104.33	$92.99	$71.19	$61.76	$61.39

Total Return	13.62%	32.38%	17.03%	1.87%	17.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,340	$13,265	$8,467	$6,046	$5,099
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.37%	1.59%	1.24%	1.27%
Portfolio Turnover Rate[1]	9%	32%	21%	23%	26%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

28

Growth Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

29

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $4,304,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	45,059,046	—	—
Temporary Cash Investments	115,383	6,400	—
Futures Contracts—Assets[1]	323	—	—
Futures Contracts—Liabilities[1]	(1,127)	—	—
Total	45,173,625	6,400	—
1 Represents variation margin on the last day of the reporting period.

30

Growth Index Fund

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	40	4,105	(49)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $1,139,846,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $4,056,000 of ordinary income available for distribution. At December 31, 2014, the fund had available capital losses totaling $409,735,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $109,558,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $28,046,263,000. Net unrealized appreciation of investment securities for tax purposes was $17,134,566,000, consisting of unrealized gains of $17,391,446,000 on securities that had risen in value since their purchase and $256,880,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $9,209,978,000 of investment securities and sold $6,260,926,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,303,842,000 and $2,542,187,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Growth Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	420,778	8,503	431,291	10,400
Issued in Lieu of Cash Distributions	36,263	710	37,960	887
Redeemed	(1,216,560)	(24,167)	(853,681)	(20,181)
Net Increase (Decrease)—Investor Shares	(759,519)	(14,954)	(384,430)	(8,894)
Admiral Shares
Issued[1]	6,782,733	133,839	945,498	22,310
Issued in Lieu of Cash Distributions	131,501	2,548	85,033	1,981
Redeemed	(1,213,954)	(23,920)	(698,403)	(16,754)
Net Increase (Decrease) —Admiral Shares	5,700,280	112,467	332,128	7,537
Signal Shares
Issued	597,797	13,239	1,478,192	38,454
Issued in Lieu of Cash Distributions	25,487	555	49,030	1,236
Redeemed[1]	(5,550,271)	(119,196)	(1,520,776)	(38,618)
Net Increase (Decrease)—Signal Shares	(4,926,987)	(105,402)	6,446	1,072
Institutional Shares
Issued	2,238,828	44,415	1,695,058	40,508
Issued in Lieu of Cash Distributions	106,184	2,070	86,390	2,012
Redeemed	(1,826,732)	(36,204)	(1,806,727)	(43,962)
Net Increase (Decrease) —Institutional Shares	518,280	10,281	(25,279)	(1,442)
ETF Shares
Issued	4,907,919	49,655	4,351,346	53,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,562,217)	(26,100)	(2,455,632)	(30,000)
Net Increase (Decrease) —ETF Shares	2,345,702	23,555	1,895,714	23,707

1 Admiral Shares Issued and Signal Shares Redeemed include $3,661,751,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

32

Value Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIVAX	VVIAX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	2.23%	2.37%	2.39%	2.37%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund Value Index		Index
Number of Stocks	316	315	3,776
Median Market Cap	$81.0B	$78.2B	$48.1B
Price/Earnings Ratio	16.6x	16.6x	20.6x
Price/Book Ratio	2.1x	2.1x	2.7x
Return on Equity	16.1%	16.0%	17.8%
Earnings Growth
Rate	11.8%	11.4%	15.4%
Dividend Yield	2.5%	2.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Large Cap	Market
	Fund Value Index		FA Index
Basic Materials	3.5%	3.5%	2.8%
Consumer Goods	10.8	10.8	9.9
Consumer Services	7.7	7.6	13.6
Financials	22.6	22.6	19.0
Health Care	13.8	13.8	13.5
Industrials	11.1	11.1	12.6
Oil & Gas	10.0	10.0	7.5
Technology	10.5	10.5	15.8
Telecommunications	4.0	4.0	2.0
Utilities	6.0	6.1	3.3

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Value Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	0.91

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Exxon Mobil Corp.	Integrated Oil & Gas	3.8%
Microsoft Corp.	Software	3.3
Johnson & Johnson	Pharmaceuticals	2.8
Wells Fargo & Co.	Banks	2.7
Berkshire Hathaway Inc. Reinsurance		2.7
General Electric Co.	Diversified Industrials	2.4
Procter & Gamble Co.	Nondurable
	Household Products	2.4
JPMorgan Chase & Co.	Banks	2.2
Chevron Corp.	Integrated Oil & Gas	2.0
Pfizer Inc.	Pharmaceuticals	1.9
Top Ten		26.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

33

Value Index Fund

Investment Focus

34

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund*Investor Shares	13.05%	14.80%	7.17%	$19,984
••••••••	Spliced Value Index	13.29	15.05	7.33	20,282
– – – –	Large-Cap Value Funds Average	10.74	13.41	6.28	18,391
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Value Index Fund Admiral Shares		13.18%	14.96%	7.30%	$20,230
Spliced Value Index		13.29	15.05	7.33	20,282
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

35

Value Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	13.19%	14.98%	7.33%	$10,144,581
Spliced Value Index	13.29	15.05	7.33	10,141,048
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	10,889,319

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund
ETF Shares Net Asset Value	13.19%	14.96%	7.30%	$20,237
Spliced Value Index	13.29	15.05	7.33	20,282
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Value Index Fund ETF Shares Market Price		13.18%	100.83%	102.10%
Value Index Fund ETF Shares Net Asset Value		13.19	100.83	102.37
Spliced Value Index		13.29	101.54	102.82

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

36

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.5%)
EI du Pont de Nemours
& Co.	3,173,205	234,627
Dow Chemical Co.	4,125,808	188,178
LyondellBasell Industries
NV Class A	1,401,651	111,277
PPG Industries Inc.	480,529	111,074
Air Products &
Chemicals Inc.	673,270	97,106
Freeport-McMoRan Inc.	3,639,300	85,014
International Paper Co.	1,487,650	79,708
Nucor Corp.	1,115,836	54,732
Mosaic Co.	1,127,238	51,458
CF Industries Holdings Inc. 173,957		47,410
Newmont Mining Corp.	1,745,268	32,986
Alcoa Inc.	2,061,694	32,554
Celanese Corp. Class A	541,351	32,459
Ashland Inc.	242,434	29,034
Avery Dennison Corp.	325,729	16,899
Huntsman Corp.	726,682	16,554
Albemarle Corp.	273,033	16,418
Reliance Steel &
Aluminum Co.	259,865	15,922
CONSOL Energy Inc.	400,816	13,552
Peabody Energy Corp.	475,893	3,683
		1,270,645
Consumer Goods (10.8%)
Procter & Gamble Co.	9,464,507	862,122
PepsiCo Inc.	5,242,079	495,691
Altria Group Inc.	6,920,813	340,989
Ford Motor Co.	13,225,125	204,989
Mondelez International
Inc. Class A	5,589,982	203,056
General Motors Co.	4,509,132	157,414
Kimberly-Clark Corp.	1,304,578	150,731
Kraft Foods Group Inc.	2,062,485	129,235
Archer-Daniels-Midland Co. 2,252,920		117,152
Johnson Controls Inc.	2,331,730	112,716

			Market
			Value
		Shares	($000)
	General Mills Inc.	2,112,856	112,679
	Delphi Automotive plc	1,036,506	75,375
	Reynolds American Inc.	1,115,044	71,664
	Kellogg Co.	870,497	56,965
	Genuine Parts Co.	508,758	54,218
	ConAgra Foods Inc.	1,485,988	53,912
	Whirlpool Corp.	272,580	52,810
	Dr Pepper Snapple
	Group Inc.	679,761	48,725
	Clorox Co.	452,305	47,135
	Bunge Ltd.	483,357	43,942
	Tyson Foods Inc. Class A	1,068,010	42,817
*	TRW Automotive
	Holdings Corp.	388,103	39,916
	Molson Coors Brewing
	Co. Class B	508,634	37,903
	Mattel Inc.	1,186,438	36,714
	Newell Rubbermaid Inc.	953,947	36,336
	Coach Inc.	963,991	36,208
	Activision Blizzard Inc.	1,760,560	35,475
	JM Smucker Co.	338,364	34,168
	Coca-Cola Enterprises Inc.	769,975	34,048
	Campbell Soup Co.	714,669	31,445
	Energizer Holdings Inc.	217,061	27,905
	Lear Corp.	279,213	27,385
	Stanley Black &
	Decker Inc.	274,016	26,328
	PulteGroup Inc.	1,179,445	25,311
	Hasbro Inc.	399,551	21,971
	DR Horton Inc.	571,594	14,456
	Avon Products Inc.	1,514,076	14,217
	Lennar Corp. Class A	304,375	13,639
*,^	Pilgrim’s Pride Corp.	180,769	5,927
	Lennar Corp. Class B	1,431	52
			3,933,741
Consumer Services (7.7%)
	Wal-Mart Stores Inc.	5,643,657	484,677
	CVS Health Corp.	4,015,388	386,722
*	Walgreens Boots
	Alliance Inc.	2,980,584	227,121

37

Value Index Fund

			Market
			Value
		Shares	($000)
	Target Corp.	2,229,820	169,266
	McKesson Corp.	811,946	168,544
	Delta Air Lines Inc.	2,931,538	144,202
	Time Warner Inc.	1,402,148	119,771
	Lowe’s Cos. Inc.	1,737,473	119,538
	Kroger Co.	1,632,634	104,831
	Cardinal Health Inc.	1,158,385	93,516
*	United Continental
	Holdings Inc.	1,292,069	86,426
	Sysco Corp.	2,058,596	81,706
	Macy’s Inc.	1,236,148	81,277
	Omnicom Group Inc.	869,067	67,327
	Carnival Corp.	1,453,145	65,871
	AmerisourceBergen
	Corp. Class A	727,487	65,590
	Kohl’s Corp.	679,498	41,477
	Staples Inc.	2,248,007	40,734
	Best Buy Co. Inc.	1,038,432	40,478
	Interpublic Group of
	Cos. Inc.	1,471,075	30,554
	Safeway Inc.	807,445	28,357
*	News Corp. Class A	1,703,425	26,727
*	Liberty Media Corp.	718,514	25,170
	Darden Restaurants Inc.	417,343	24,469
	Royal Caribbean
	Cruises Ltd.	257,921	21,260
*	Hertz Global Holdings Inc.	704,314	17,566
	Aramark	531,742	16,564
*	Liberty Media Corp.
	Class A	328,309	11,579
*	News Corp. Class B	12,704	192
			2,791,512
Financials (22.6%)
	Wells Fargo & Co.	18,170,289	996,095
*	Berkshire Hathaway Inc.
	Class B	6,426,048	964,871
	JPMorgan Chase & Co.	13,093,421	819,386
	Bank of America Corp.	36,835,066	658,979
	Citigroup Inc.	10,080,620	545,462
	US Bancorp	6,267,608	281,729
	Goldman Sachs Group Inc.	1,448,910	280,842
	American International
	Group Inc.	4,903,435	274,641
	Morgan Stanley	5,140,546	199,453
	MetLife Inc.	3,181,450	172,085
	PNC Financial Services
	Group Inc.	1,842,634	168,103
	Capital One Financial Corp. 1,946,792		160,708
	Bank of New York
	Mellon Corp.	3,944,751	160,039
	Prudential Financial Inc.	1,596,452	144,415
	ACE Ltd.	1,103,941	126,821
	Travelers Cos. Inc.	1,160,776	122,868
	State Street Corp.	1,388,013	108,959
	Discover Financial
	Services	1,587,003	103,933

			Market
			Value
		Shares	($000)
	Allstate Corp.	1,468,035	103,129
	CME Group Inc.	1,120,024	99,290
	BB&T Corp.	2,521,463	98,060
	Aflac Inc.	1,500,928	91,692
	Chubb Corp.	825,677	85,433
	Ameriprise Financial Inc.	645,974	85,430
	SunTrust Banks Inc.	1,825,931	76,507
	Hartford Financial
	Services Group Inc.	1,511,350	63,008
	Fifth Third Bancorp	2,886,175	58,806
	Principal Financial
	Group Inc.	1,027,681	53,378
	Progressive Corp.	1,960,640	52,918
	Northern Trust Corp.	783,230	52,790
	Lincoln National Corp.	909,478	52,450
	M&T Bank Corp.	415,943	52,251
	Regions Financial Corp.	4,819,911	50,898
	Loews Corp.	1,046,067	43,956
	KeyCorp	3,045,975	42,339
	Annaly Capital
	Management Inc.	3,318,177	35,869
*	Ally Financial Inc.	1,426,571	33,696
	Western Union Co.	1,847,272	33,085
	FNF Group	921,255	31,737
	Unum Group	888,696	30,998
	XL Group plc Class A	901,863	30,997
	Navient Corp.	1,433,754	30,983
	CIT Group Inc.	647,763	30,982
	Huntington
	Bancshares Inc.	2,848,345	29,965
	Comerica Inc.	630,983	29,555
	Voya Financial Inc.	688,585	29,182
	Cincinnati Financial Corp.	542,750	28,131
	American Capital
	Agency Corp.	1,230,756	26,867
*	Arch Capital Group Ltd.	428,706	25,337
	First Republic Bank	482,529	25,149
	Willis Group Holdings plc	560,484	25,115
	Torchmark Corp.	454,278	24,608
	New York Community
	Bancorp Inc.	1,472,999	23,568
	Reinsurance Group of
	America Inc. Class A	240,479	21,071
	Everest Re Group Ltd.	118,997	20,265
	Zions Bancorporation	708,360	20,195
	NASDAQ OMX Group Inc.	410,934	19,708
	Legg Mason Inc.	363,885	19,421
	PartnerRe Ltd.	164,691	18,796
	WR Berkley Corp.	354,811	18,188
	Axis Capital Holdings Ltd.	339,369	17,338
	Hudson City Bancorp Inc.	1,657,084	16,770
	People’s United
	Financial Inc.	1,081,935	16,424
*	Genworth Financial Inc.
	Class A	1,733,810	14,737
*	Synchrony Financial	434,995	12,941

38

Value Index Fund

			Market
			Value
		Shares	($000)
*	Alleghany Corp.	27,019	12,523
	Assurant Inc.	123,878	8,477
	Santander Consumer USA
	Holdings Inc.	363,259	7,124
*	Berkshire Hathaway Inc.
	Class A	14	3,164
	Rayonier Inc.	110,344	3,083
*	Liberty Broadband
	Rights Exp. 1/09/2015	83	1
			8,227,774
Health Care (13.7%)
	Johnson & Johnson	9,804,247	1,025,230
	Pfizer Inc.	22,068,754	687,442
	Merck & Co. Inc.	9,985,511	567,077
	Bristol-Myers Squibb Co.	5,808,334	342,866
	UnitedHealth Group Inc.	3,360,833	339,746
	Medtronic Inc.	3,447,711	248,925
	Eli Lilly & Co.	3,509,969	242,153
	Abbott Laboratories	5,274,257	237,447
	Covidien plc	1,506,623	154,097
	Baxter International Inc.	1,898,353	139,130
*	Anthem Inc.	944,622	118,711
	Aetna Inc.	1,230,796	109,332
	Cigna Corp.	915,515	94,216
	Becton Dickinson and Co.	672,229	93,547
*	HCA Holdings Inc.	1,138,644	83,565
	Humana Inc.	537,874	77,255
	Zimmer Holdings Inc.	593,245	67,286
	St. Jude Medical Inc.	1,001,534	65,130
*	Boston Scientific Corp.	4,639,866	61,478
*	Mallinckrodt plc	406,420	40,248
*	Mylan Inc.	656,258	36,993
*	Endo International plc	510,420	36,811
*	Hospira Inc.	591,906	36,254
	Universal Health
	Services Inc. Class B	320,375	35,645
	Quest Diagnostics Inc.	506,034	33,935
*	Hologic Inc.	828,805	22,162
	Patterson Cos. Inc.	309,684	14,896
			5,011,577
Industrials (11.1%)
	General Electric Co.	35,173,870	888,844
	United
	Technologies Corp.	3,032,683	348,759
	Honeywell
	International Inc.	2,604,784	260,270
	Caterpillar Inc.	2,119,885	194,033
	Lockheed Martin Corp.	940,581	181,128
	Emerson Electric Co.	2,429,577	149,978
	Boeing Co.	1,123,791	146,070
	General Dynamics Corp.	986,646	135,782
	CSX Corp.	3,499,133	126,774
	Norfolk Southern Corp.	1,083,079	118,716
	Raytheon Co.	1,079,078	116,724
	Eaton Corp. plc	1,661,650	112,926
	Deere & Co.	1,254,689	111,002

			Market
			Value
		Shares	($000)
	Illinois Tool Works Inc.	1,163,107	110,146
	Northrop Grumman Corp.	706,835	104,180
	TE Connectivity Ltd.	1,427,181	90,269
	FedEx Corp.	473,719	82,266
	Waste Management Inc.	1,523,344	78,178
	Parker-Hannifin Corp.	519,987	67,052
*	Tyco International plc	1,465,789	64,290
	Ingersoll-Rand plc	932,435	59,107
	Xerox Corp.	3,818,721	52,927
	Dover Corp.	580,432	41,629
	Rockwell Collins Inc.	464,582	39,248
	Republic Services Inc.
	Class A	870,936	35,055
	L-3 Communications
	Holdings Inc.	270,454	34,134
	Fluor Corp.	549,431	33,312
	Ball Corp.	482,763	32,910
	MeadWestvaco Corp.	586,439	26,032
*	Crown Holdings Inc.	486,526	24,764
	Xylem Inc.	637,059	24,253
	ADT Corp.	611,207	22,144
	Avnet Inc.	480,770	20,683
*	Jacobs Engineering
	Group Inc.	456,308	20,392
*	Arrow Electronics Inc.	344,588	19,948
	ManpowerGroup Inc.	277,321	18,905
	Joy Global Inc.	347,446	16,163
	MDU Resources
	Group Inc.	641,046	15,065
*	Owens-Illinois Inc.	286,183	7,724
	Owens Corning	194,006	6,947
	AGCO Corp.	137,077	6,196
	SPX Corp.	64,830	5,570
			4,050,495
Oil & Gas (10.0%)
	Exxon Mobil Corp.	14,831,914	1,371,210
	Chevron Corp.	6,621,462	742,796
	ConocoPhillips	4,310,130	297,658
	Occidental
	Petroleum Corp.	2,716,101	218,945
	Phillips 66	1,938,811	139,013
	Valero Energy Corp.	1,824,803	90,328
	Marathon
	Petroleum Corp.	980,923	88,538
	Baker Hughes Inc.	1,515,466	84,972
	Devon Energy Corp.	1,359,435	83,211
	Apache Corp.	1,318,078	82,604
	Hess Corp.	942,206	69,554
	Marathon Oil Corp.	2,360,734	66,785
	National Oilwell Varco Inc.	753,293	49,363
	Chesapeake Energy Corp.	2,095,115	41,001
	Tesoro Corp.	447,609	33,280
	Murphy Oil Corp.	590,484	29,831
	HollyFrontier Corp.	693,094	25,977
	OGE Energy Corp.	697,447	24,745
^	Transocean Ltd.	1,205,053	22,089

39

Value Index Fund

			Market
			Value
		Shares	($000)
	Energen Corp.	254,965	16,256
	Noble Corp. plc	880,136	14,584
	Ensco plc Class A	407,970	12,219
	Helmerich & Payne Inc.	178,472	12,033
^	Diamond Offshore
	Drilling Inc.	239,160	8,779
	Nabors Industries Ltd.	482,250	6,260
	Denbury Resources Inc.	618,118	5,025
	QEP Resources Inc.	156,864	3,172
			3,640,228
Technology (10.5%)
	Microsoft Corp.	25,984,359	1,206,974
	Intel Corp.	16,935,140	614,576
	International Business
	Machines Corp.	3,466,489	556,164
	Cisco Systems Inc.	17,910,935	498,193
	Hewlett-Packard Co.	6,536,883	262,325
	Corning Inc.	4,501,355	103,216
	Western Digital Corp.	774,647	85,753
	Broadcom Corp. Class A	1,897,903	82,236
	Seagate Technology plc	1,088,614	72,393
	Symantec Corp.	2,414,046	61,932
	Applied Materials Inc.	2,129,172	53,059
	Motorola Solutions Inc.	757,239	50,796
	CA Inc.	1,089,692	33,181
	Computer Sciences Corp.	491,005	30,958
	Harris Corp.	366,253	26,304
*	Synopsys Inc.	543,397	23,621
	Garmin Ltd.	403,399	21,312
	Marvell Technology
	Group Ltd.	1,438,390	20,857
*	Nuance
	Communications Inc.	892,100	12,730
*	IMS Health Holdings Inc.	233,012	5,974
			3,822,554
Telecommunications (4.0%)
	Verizon
	Communications Inc.	14,534,908	679,943
	AT&T Inc.	18,168,104	610,267
	CenturyLink Inc.	1,998,431	79,098
*	T-Mobile US Inc.	989,780	26,665
	Frontier
	Communications Corp.	3,509,941	23,411
	Windstream Holdings Inc.	2,102,006	17,320
*	Sprint Corp.	2,751,749	11,420
			1,448,124
Utilities (6.0%)
	Duke Energy Corp.	2,477,456	206,967
	NextEra Energy Inc.	1,528,888	162,506
	Dominion Resources Inc.	2,045,228	157,278
	Southern Co.	3,151,724	154,781
	Exelon Corp.	3,008,121	111,541
	American Electric
	Power Co. Inc.	1,712,619	103,990
	Sempra Energy	819,074	91,212

		Market
		Value
	Shares	($000)
PG&E Corp.	1,663,133	88,545
Spectra Energy Corp.	2,350,271	85,315
PPL Corp.	2,328,803	84,605
Edison International	1,139,662	74,625
Public Service Enterprise
Group Inc.	1,770,121	73,301
Consolidated Edison Inc.	1,024,572	67,632
Xcel Energy Inc.	1,768,869	63,538
Northeast Utilities	1,108,158	59,309
FirstEnergy Corp.	1,471,884	57,389
Entergy Corp.	630,913	55,192
DTE Energy Co.	619,121	53,473
NiSource Inc.	1,104,331	46,846
Wisconsin Energy Corp.	789,524	41,639
Ameren Corp.	848,716	39,151
CenterPoint Energy Inc.	1,503,369	35,224
CMS Energy Corp.	966,011	33,569
American Water
Works Co. Inc.	627,436	33,442
NRG Energy Inc.	1,183,661	31,900
AES Corp.	2,269,655	31,253
SCANA Corp.	448,765	27,105
Pinnacle West
Capital Corp.	386,731	26,418
Alliant Energy Corp.	388,460	25,802
Pepco Holdings Inc.	881,555	23,740
Integrys Energy Group Inc. 280,085		21,805
National Fuel Gas Co.	279,881	19,460
ONEOK Inc.	362,563	18,052
		2,206,605
Total Common Stocks
(Cost $28,739,184)		36,403,255
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market
Liquidity Fund,
0.126%	40,035,862	40,036

Face
Amount
($000)
U.S. Government and Agency Obligations (0.1%)

[4,5]	Fannie Mae Discount
	Notes, 0.130%, 4/27/15	5,000	4,998
6	Federal Home Loan Bank
	Discount Notes, 0.068%,
	1/23/15	3,000	3,000
			7,998
Total Temporary Cash Investments
(Cost $48,034)			48,034
Total Investments (100.1%)
(Cost $28,787,218)			36,451,289

40

Value Index Fund

Market
Value
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	78,004
Liabilities[3]	(98,416)
(20,412)
Net Assets (100%)	36,430,877

At December 31, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	29,134,442
Overdistributed Net Investment Income	(11,209)
Accumulated Net Realized Losses	(357,184)
Unrealized Appreciation (Depreciation)
Investment Securities	7,664,071
Futures Contracts	757
Net Assets	36,430,877

Investor Shares—Net Assets
Applicable to 48,349,240 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,593,020
Net Asset Value Per Share—
Investor Shares	$32.95

Admiral Shares—Net Assets
Applicable to 294,486,330 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,701,338
Net Asset Value Per Share—
Admiral Shares	$32.94

Amount
($000)
Institutional Shares—Net Assets
Applicable to 238,595,769 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,859,974
Net Asset Value Per Share—
Institutional Shares	$32.94

ETF Shares—Net Assets
Applicable to 204,573,250 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,276,545
Net Asset Value Per Share—
ETF Shares	$84.45

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,901,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,322,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	790,335
Interest[1]	47
Securities Lending	586
Total Income	790,968
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,500
Management and Administrative—Investor Shares	3,263
Management and Administrative—Admiral Shares	4,671
Management and Administrative—Signal Shares	859
Management and Administrative—Institutional Shares	3,577
Management and Administrative—ETF Shares	8,222
Marketing and Distribution—Investor Shares	335
Marketing and Distribution—Admiral Shares	840
Marketing and Distribution—Signal Shares	570
Marketing and Distribution—Institutional Shares	1,394
Marketing and Distribution—ETF Shares	3,194
Custodian Fees	282
Auditing Fees	34
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	47
Shareholders’ Reports—Signal Shares	20
Shareholders’ Reports—Institutional Shares	76
Shareholders’ Reports—ETF Shares	323
Trustees’ Fees and Expenses	22
Total Expenses	30,285
Net Investment Income	760,683
Realized Net Gain (Loss)
Investment Securities Sold	760,798
Futures Contracts	14,432
Realized Net Gain (Loss)	775,230
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,496,695
Futures Contracts	(320)
Change in Unrealized Appreciation (Depreciation)	2,496,375
Net Increase (Decrease) in Net Assets Resulting from Operations	4,032,288
1 Interest income from an affiliated company of the fund was $44,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	760,683	606,445
Realized Net Gain (Loss)	775,230	1,534,231
Change in Unrealized Appreciation (Depreciation)	2,496,375	4,557,317
Net Increase (Decrease) in Net Assets Resulting from Operations	4,032,288	6,697,993
Distributions
Net Investment Income
Investor Shares	(35,831)	(37,540)
Admiral Shares	(167,901)	(107,291)
Signal Shares	(36,929)	(62,855)
Institutional Shares	(168,638)	(137,123)
ETF Shares	(347,057)	(260,653)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(756,356)	(605,462)
Capital Share Transactions
Investor Shares	(306,591)	(177,905)
Admiral Shares	3,915,243	416,232
Signal Shares	(3,070,690)	271,378
Institutional Shares	700,914	674,349
ETF Shares	3,316,990	2,894,352
Net Increase (Decrease) from Capital Share Transactions	4,555,866	4,078,406
Total Increase (Decrease)	7,831,798	10,170,937
Net Assets
Beginning of Period	28,599,079	18,428,142
End of Period[1]	36,430,877	28,599,079

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,209,000) and ($15,536,000).

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	. 691	. 621	. 595	. 521	. 459
Net Realized and Unrealized Gain (Loss)
on Investments	3.164	6.847	2.458	(. 325)	2.163
Total from Investment Operations	3.855	7.468	3.053	.196	2.622
Distributions
Dividends from Net Investment Income	(.685)	(.618)	(. 593)	(. 516)	(. 462)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.685)	(.618)	(. 593)	(. 516)	(. 462)
Net Asset Value, End of Period	$32.95	$29.78	$22.93	$20.47	$20.79

Total Return[1]	13.05%	32.85%	15.00%	1.00%	14.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,593	$1,731	$1,482	$1,814	$2,317
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.25%	2.35%	2.71%	2.52%	2.43%
Portfolio Turnover Rate[2]	6%	25%	22%	23%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	.737	.663	.629	. 551	. 488
Net Realized and Unrealized Gain (Loss)
on Investments	3.154	6.845	2.458	(. 325)	2.162
Total from Investment Operations	3.891	7.508	3.087	.226	2.650
Distributions
Dividends from Net Investment Income	(.731)	(.658)	(.627)	(. 546)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.731)	(.658)	(.627)	(. 546)	(. 490)
Net Asset Value, End of Period	$32.94	$29.78	$22.93	$20.47	$20.79

Total Return[1]	13.18%	33.05%	15.18%	1.14%	14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,701	$5,054	$3,539	$3,116	$3,082
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.50%	2.85%	2.66%	2.57%
Portfolio Turnover Rate[2]	6%	25%	22%	23%	27%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.99	$23.86	$21.30	$21.63	$19.38
Investment Operations
Net Investment Income	. 604	. 689.654		.574	.508
Net Realized and Unrealized Gain (Loss)
on Investments	1.676	7.126	2.558	(. 335)	2.252
Total from Investment Operations	2.280	7.815	3.212	.239	2.760
Distributions
Dividends from Net Investment Income	(.550)	(.685)	(. 652)	(. 569)	(. 510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.550)	(.685)	(. 652)	(. 569)	(. 510)
Net Asset Value, End of Period	$32.72[1]	$30.99	$23.86	$21.30	$21.63

Total Return	7.38%	33.06%	15.18%	1.16%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$2,923	$2,011	$1,467	$1,018
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.38%[2]	2.50%	2.85%	2.66%	2.57%
Portfolio Turnover Rate [3]	6%	25%	22%	23%	27%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63
Investment Operations
Net Investment Income	.739	.666	.633	.556	.496
Net Realized and Unrealized Gain (Loss)
on Investments	3.154	6.846	2.458	(. 325)	2.162
Total from Investment Operations	3.893	7.512	3.091	. 231	2.658
Distributions
Dividends from Net Investment Income	(.733)	(. 662)	(. 631)	(. 551)	(. 498)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.733)	(. 662)	(. 631)	(. 551)	(. 498)
Net Asset Value, End of Period	$32.94	$29.78	$22.93	$20.47	$20.79

Total Return	13.19%	33.07%	15.20%	1.17%	14.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,860	$6,431	$4,369	$3,449	$3,450
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.51%	2.87%	2.68%	2.61%
Portfolio Turnover Rate[1]	6%	25%	22%	23%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$76.34	$58.79	$52.48	$53.29	$47.75
Investment Operations
Net Investment Income	1.888	1.700	1.613	1.414	1.252
Net Realized and Unrealized Gain (Loss)
on Investments	8.095	17.538	6.305	(. 821)	5.545
Total from Investment Operations	9.983	19.238	7.918	.593	6.797
Distributions
Dividends from Net Investment Income	(1.873)	(1.688)	(1.608)	(1.403)	(1.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.873)	(1.688)	(1.608)	(1.403)	(1.257)
Net Asset Value, End of Period	$84.45	$76.34	$58.79	$52.48	$53.29

Total Return	13.19%	33.03%	15.19%	1.16%	14.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,277	$12,461	$7,027	$5,049	$4,330
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.50%	2.85%	2.66%	2.57%
Portfolio Turnover Rate[1]	6%	25%	22%	23%	27%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

49

Value Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

50

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $3,422,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,403,255	—	—
Temporary Cash Investments	40,036	7,998	—
Futures Contracts—Assets[1]	460	—	—
Futures Contracts—Liabilities[1]	(1,201)	—	—
Total	36,442,550	7,998	—
1 Represents variation margin on the last day of the reporting period.

51

Value Index Fund

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	38	19,498	824
E-mini S&P 500 Index	March 2015	55	5,644	(67)
				757

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $784,867,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $10,063,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $12,835,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $356,427,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $23,050,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $28,787,218,000. Net unrealized appreciation of investment securities for tax purposes was $7,664,071,000, consisting of unrealized gains of $8,229,342,000 on securities that had risen in value since their purchase and $565,271,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $8,333,501,000 of investment securities and sold $3,752,676,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,827,753,000 and $1,999,150,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

52

Value Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	261,517	8,495	263,619	9,878
Issued in Lieu of Cash Distributions	32,630	1,030	34,188	1,260
Redeemed	(600,738)	(19,287)	(475,712)	(17,640)
Net Increase (Decrease)—Investor Shares	(306,591)	(9,762)	(177,905)	(6,502)
Admiral Shares
Issued[1]	4,582,857	146,113	771,134	28,590
Issued in Lieu of Cash Distributions	146,426	4,589	95,406	3,504
Redeemed	(814,040)	(25,922)	(450,308)	(16,740)
Net Increase (Decrease) —Admiral Shares	3,915,243	124,780	416,232	15,354
Signal Shares
Issued	430,803	13,612	887,826	31,864
Issued in Lieu of Cash Distributions	31,496	975	52,620	1,857
Redeemed[1]	(3,532,989)	(108,917)	(669,068)	(23,672)
Net Increase (Decrease)—Signal Shares	(3,070,690)	(94,330)	271,378	10,049
Institutional Shares
Issued	1,577,334	50,613	1,337,495	50,315
Issued in Lieu of Cash Distributions	163,170	5,138	132,013	4,850
Redeemed	(1,039,590)	(33,119)	(795,159)	(29,718)
Net Increase (Decrease) —Institutional Shares	700,914	22,632	674,349	25,447
ETF Shares
Issued	5,343,205	66,443	4,102,875	61,095
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,026,215)	(25,100)	(1,208,523)	(17,400)
Net Increase (Decrease)—ETF Shares	3,316,990	41,343	2,894,352	43,695

1 Admiral Shares Issued and Signal Shares Redeemed include $2,591,331,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

53

Large-Cap Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VLACX	VLCAX	VLISX	VV
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.71%	1.85%	1.86%	1.85%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	663	663	3,776
Median Market Cap	$68.1B	$67.9B	$48.1B
Price/Earnings Ratio	19.7x	19.7x	20.6x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	19.0%	18.8%	17.8%
Earnings Growth
Rate	15.5%	15.3%	15.4%
Dividend Yield	1.9%	1.9%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
		CRSP US U.S. Total
		Large Cap	Market
	Fund	Index FA Index
Basic Materials	2.6%	2.6%	2.8%
Consumer Goods	10.3	10.3	9.9
Consumer Services	13.7	13.7	13.6
Financials	18.1	18.2	19.0
Health Care	13.5	13.5	13.5
Industrials	11.6	11.5	12.6
Oil & Gas	8.1	8.1	7.5
Technology	16.5	16.5	15.8
Telecommunications	2.3	2.3	2.0
Utilities	3.3	3.3	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.3%
Exxon Mobil Corp.	Integrated Oil & Gas	2.0
Microsoft Corp.	Software	1.8
Google Inc.	Internet	1.6
Johnson & Johnson	Pharmaceuticals	1.5
Wells Fargo & Co.	Banks	1.5
Berkshire Hathaway Inc. Reinsurance		1.4
General Electric Co.	Diversified Industrials	1.3
Procter & Gamble Co.	Nondurable
	Household Products	1.3
JPMorgan Chase & Co.	Banks	1.2
Top Ten		16.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

54

Large-Cap Index Fund

Investment Focus

55

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Large-Cap Index Fund*Investor
	Shares	13.24%	15.32%	7.87%	$21,328
••••••••	Spliced Large Cap Index	13.47	15.57	8.05	21,689
– – – –	Large-Cap Core Funds Average	11.32	13.51	6.46	18,705
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.47	15.72	8.09	21,779
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares		13.38%	15.48%	8.00%	$21,586
Spliced Large Cap Index		13.47	15.57	8.05	21,689
Dow Jones U.S. Total Stock Market Float
Adjusted Index		12.47	15.72	8.09	21,779

See Financial Highlights for dividend and capital gains information.

56

Large-Cap Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(6/30/2005)	Investment
Large-Cap Index Fund Institutional Shares	13.41%	15.51%	8.47%	$10,825,483
Spliced Large Cap Index	13.47	15.57	8.49	10,847,800
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.53	10,884,433

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	13.39%	15.49%	8.02%	$21,620
Spliced Large Cap Index	13.47	15.57	8.05	21,689
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.47	15.72	8.09	21,779

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price		13.40%	105.42%	115.83%
Large-Cap Index Fund ETF Shares Net Asset Value		13.39	105.41	116.20
Spliced Large Cap Index		13.47	106.20	116.89

57

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.6%)
EI du Pont de Nemours
& Co.	465,638	34,429
Dow Chemical Co.	605,760	27,629
Praxair Inc.	149,806	19,409
LyondellBasell Industries
NV Class A	205,909	16,347
PPG Industries Inc.	70,567	16,312
Ecolab Inc.	138,894	14,517
Air Products &
Chemicals Inc.	98,903	14,265
Freeport-McMoRan Inc.	534,153	12,478
International Paper Co.	217,706	11,665
Alcoa Inc.	606,045	9,569
Sigma-Aldrich Corp.	61,303	8,415
Nucor Corp.	164,018	8,045
Mosaic Co.	164,466	7,508
CF Industries Holdings Inc.	25,572	6,969
Eastman Chemical Co.	68,767	5,217
Newmont Mining Corp.	255,697	4,833
Celanese Corp. Class A	79,286	4,754
Ashland Inc.	35,616	4,265
International Flavors &
Fragrances Inc.	41,686	4,225
Airgas Inc.	34,631	3,989
CONSOL Energy Inc.	117,770	3,982
FMC Corp.	68,106	3,884
* WR Grace & Co.	35,971	3,431
Avery Dennison Corp.	46,753	2,426
Huntsman Corp.	106,473	2,425
Albemarle Corp.	39,900	2,399
Reliance Steel &
Aluminum Co.	37,987	2,327
Westlake Chemical Corp.	20,536	1,255
Peabody Energy Corp.	70,015	542
		257,511

			Market
			Value
		Shares	($000)
Consumer Goods (10.3%)
	Procter & Gamble Co.	1,389,025	126,526
	Coca-Cola Co.	2,026,466	85,557
	PepsiCo Inc.	769,279	72,743
	Philip Morris
	International Inc.	798,685	65,053
	Altria Group Inc.	1,016,009	50,059
	NIKE Inc. Class B	351,505	33,797
	Colgate-Palmolive Co.	468,537	32,418
	Ford Motor Co.	1,942,005	30,101
	Mondelez International Inc.
	Class A	820,428	29,802
	Monsanto Co.	248,847	29,730
	General Motors Co.	660,800	23,069
	Kimberly-Clark Corp.	191,554	22,132
	Kraft Foods Group Inc.	302,651	18,964
	Archer-Daniels-Midland Co.	331,029	17,213
	Johnson Controls Inc.	342,521	16,557
	General Mills Inc.	310,298	16,548
	VF Corp.	177,626	13,304
	Lorillard Inc.	185,139	11,653
	Delphi Automotive plc	152,115	11,062
	Reynolds American Inc.	163,930	10,536
	Mead Johnson
	Nutrition Co.	103,912	10,447
*	Tesla Motors Inc.	45,110	10,033
	Estee Lauder Cos. Inc.
	Class A	118,926	9,062
*	Monster Beverage Corp.	77,577	8,405
	Kellogg Co.	127,683	8,356
	Keurig Green Mountain Inc. 62,429		8,265
*	Constellation Brands Inc.
	Class A	82,798	8,128
	Genuine Parts Co.	74,819	7,973
	ConAgra Foods Inc.	218,422	7,924
	Whirlpool Corp.	40,013	7,752
	Stanley Black & Decker Inc. 80,557		7,740
	Hershey Co.	74,213	7,713
*	Michael Kors Holdings Ltd.	100,584	7,554
	Harley-Davidson Inc.	110,082	7,255

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	99,819	7,155
*	Electronic Arts Inc.	151,984	7,146
	Clorox Co.	66,614	6,942
	Bunge Ltd.	71,038	6,458
	BorgWarner Inc.	116,863	6,422
	Tyson Foods Inc. Class A	157,101	6,298
*	Under Armour Inc. Class A	90,557	6,149
	Ralph Lauren Corp. Class A	31,603	5,852
*	TRW Automotive
	Holdings Corp.	56,791	5,841
	Hanesbrands Inc.	51,429	5,740
	Molson Coors Brewing Co.
	Class B	74,819	5,576
	PVH Corp.	42,428	5,438
	Church & Dwight Co. Inc.	68,816	5,423
	Mattel Inc.	174,216	5,391
	Coach Inc.	141,666	5,321
	Newell Rubbermaid Inc.	139,335	5,307
	Activision Blizzard Inc.	258,788	5,215
	JM Smucker Co.	49,584	5,007
*	Mohawk Industries Inc.	31,860	4,950
	Coca-Cola Enterprises Inc.	111,744	4,941
	Brown-Forman Corp. Class B 53,108		4,665
	Polaris Industries Inc.	30,792	4,657
	Campbell Soup Co.	104,683	4,606
*	Jarden Corp.	93,706	4,487
	McCormick & Co. Inc.	57,124	4,244
	DR Horton Inc.	167,758	4,243
	Energizer Holdings Inc.	31,922	4,104
	Lear Corp.	40,731	3,995
	Lennar Corp. Class A	88,837	3,981
*	LKQ Corp.	140,217	3,943
	PulteGroup Inc.	171,522	3,681
	Leucadia National Corp.	159,977	3,587
	Hormel Foods Corp.	67,545	3,519
	Hasbro Inc.	58,495	3,217
*	WABCO Holdings Inc.	30,244	3,169
*	NVR Inc.	1,999	2,549
*	lululemon athletica Inc.	43,719	2,439
*	Fossil Group Inc.	20,958	2,321
	Avon Products Inc.	221,357	2,079
*	Pilgrim’s Pride Corp.	26,609	873
	Coty Inc. Class A	40,224	831
	Herbalife Ltd.	16,505	622
*	GoPro Inc. Class A	7,979	504
	Lennar Corp. Class B	985	36
			1,022,355
Consumer Services (13.6%)
	Walt Disney Co.	784,515	73,894
	Wal-Mart Stores Inc.	828,271	71,132
	Home Depot Inc.	677,405	71,107
	Comcast Corp. Class A	1,028,021	59,636
*	Amazon.com Inc.	190,408	59,093
	CVS Health Corp.	589,304	56,756

			Market
			Value
		Shares	($000)
	McDonald’s Corp.	500,204	46,869
	Time Warner Inc.	409,402	34,971
	Lowe’s Cos. Inc.	507,373	34,907
	Twenty-First Century Fox
	Inc. Class A	875,521	33,624
*	Walgreens Boots
	Alliance Inc.	437,413	33,331
*	eBay Inc.	574,814	32,259
	Costco Wholesale Corp.	225,078	31,905
*	Priceline Group Inc.	26,923	30,698
	Starbucks Corp.	365,502	29,989
	Target Corp.	327,482	24,859
	McKesson Corp.	119,204	24,744
	TJX Cos. Inc.	338,373	23,206
*	DIRECTV	258,255	22,391
	Time Warner Cable Inc.	144,203	21,928
	Delta Air Lines Inc.	430,185	21,161
	American Airlines
	Group Inc.	368,477	19,761
	Comcast Corp.	291,422	16,776
	Yum! Brands Inc.	225,061	16,396
	Kroger Co.	239,887	15,403
	Southwest Airlines Co.	348,859	14,764
	Viacom Inc. Class B	189,043	14,226
	Cardinal Health Inc.	170,074	13,730
	CBS Corp. Class B	235,570	13,036
*	United Continental
	Holdings Inc.	189,681	12,688
	Sysco Corp.	302,286	11,998
	Las Vegas Sands Corp.	206,081	11,986
	Macy’s Inc.	181,533	11,936
	L Brands Inc.	127,776	11,059
*	Dollar General Corp.	156,002	11,029
*	Chipotle Mexican Grill Inc.
	Class A	15,942	10,912
*	AutoZone Inc.	16,465	10,194
*	Netflix Inc.	29,426	10,052
	Omnicom Group Inc.	127,572	9,883
	Carnival Corp.	213,286	9,668
	Ross Stores Inc.	102,381	9,650
	AmerisourceBergen Corp.
	Class A	106,773	9,627
*	O’Reilly Automotive Inc.	49,468	9,529
	Whole Foods Market Inc.	185,081	9,332
	Marriott International Inc.
	Class A	101,889	7,950
*	DISH Network Corp.
	Class A	108,689	7,922
	Starwood Hotels & Resorts
	Worldwide Inc.	91,722	7,436
*	CarMax Inc.	110,632	7,366
*	Dollar Tree Inc.	100,151	7,049
*	Charter Communications
	Inc. Class A	42,189	7,030
	Nielsen NV	156,769	7,012

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Bed Bath & Beyond Inc.	90,450	6,890
*	Liberty Interactive Corp.
	Class A	218,301	6,422
	Wynn Resorts Ltd.	41,769	6,214
	Royal Caribbean
	Cruises Ltd.	74,477	6,139
	Kohl’s Corp.	99,943	6,101
	Tiffany & Co.	56,616	6,050
	Staples Inc.	329,497	5,971
	Advance Auto Parts Inc.	37,426	5,961
	Best Buy Co. Inc.	152,784	5,956
	Nordstrom Inc.	74,256	5,895
	Tractor Supply Co.	69,867	5,507
	Wyndham Worldwide Corp.	63,286	5,427
	Signet Jewelers Ltd.	41,197	5,420
*	Hilton Worldwide
	Holdings Inc.	202,393	5,280
	Gap Inc.	122,945	5,177
*	Hertz Global Holdings Inc.	207,140	5,166
	H&R Block Inc.	141,474	4,765
*	Discovery
	Communications Inc.	140,218	4,728
	Interpublic Group of
	Cos. Inc.	215,638	4,479
	Expedia Inc.	49,849	4,255
*	TripAdvisor Inc.	56,616	4,227
	PetSmart Inc.	51,141	4,158
	Safeway Inc.	118,004	4,144
*	Ulta Salon Cosmetics &
	Fragrance Inc.	31,509	4,028
*	MGM Resorts International	188,211	4,024
	Family Dollar Stores Inc.	49,971	3,958
*	Sirius XM Holdings Inc. 1,130,386		3,956
*	IHS Inc. Class A	33,342	3,797
*	News Corp. Class A	239,990	3,765
*	Liberty Media Corp.	105,858	3,708
	Darden Restaurants Inc.	61,388	3,599
	Williams-Sonoma Inc.	43,129	3,264
	Scripps Networks
	Interactive Inc. Class A	39,555	2,977
	FactSet Research
	Systems Inc.	20,418	2,874
*	Discovery Communications
	Inc. Class A	75,997	2,618
	Aramark	77,799	2,423
*	AutoNation Inc.	37,779	2,282
	Foot Locker Inc.	37,210	2,090
*	Sprouts Farmers
	Market Inc.	53,960	1,834
*	Urban Outfitters Inc.	51,754	1,818
	Twenty-First Century
	Fox Inc.	48,091	1,774
*	Norwegian Cruise Line
	Holdings Ltd.	36,559	1,710

			Market
			Value
		Shares	($000)
*	Liberty Media Corp.
	Class A	48,401	1,707
*	Hyatt Hotels Corp. Class A	19,101	1,150
	Extended Stay America Inc.	26,368	509
*	zulily Inc. Class A	12,071	282
*	News Corp. Class B	12,020	181
	CBS Corp. Class A	2,867	162
	Viacom Inc. Class A	985	74
			1,358,756
Financials (18.1%)
	Wells Fargo & Co.	2,666,715	146,189

*	Berkshire Hathaway Inc.

Class B	937,202	140,721
JPMorgan Chase & Co.	1,921,530	120,249
Bank of America Corp.	5,405,977	96,713
Citigroup Inc.	1,479,446	80,053
Visa Inc. Class A	253,534	66,477
American Express Co.	531,793	49,478
MasterCard Inc. Class A	514,937	44,367
US Bancorp	919,816	41,346
Goldman Sachs Group Inc.	212,036	41,099
American International
Group Inc.	719,591	40,304
Simon Property Group Inc.	161,586	29,426
Morgan Stanley	754,685	29,282
MetLife Inc.	467,223	25,272
PNC Financial Services
Group Inc.	270,507	24,678
Capital One Financial Corp.	285,755	23,589
Bank of New York
Mellon Corp.	579,236	23,500
Prudential Financial Inc.	234,446	21,208
American Tower
Corporation	203,817	20,147
BlackRock Inc.	55,189	19,733
ACE Ltd.	161,994	18,610
Charles Schwab Corp.	604,032	18,236
Travelers Cos. Inc.	170,297	18,026
State Street Corp.	203,843	16,002
Marsh & McLennan
Cos. Inc.	278,026	15,914
Discover Financial Services	233,098	15,266
Allstate Corp.	215,623	15,147
CME Group Inc.	164,537	14,586
BB&T Corp.	370,321	14,402
Public Storage	75,554	13,966
Aon plc	146,566	13,899
Aflac Inc.	220,272	13,456
Crown Castle
International Corp.	170,924	13,452
Equity Residential	186,272	13,382
Health Care REIT Inc.	168,444	12,746
Intercontinental
Exchange Inc.	58,045	12,729
Ameriprise Financial Inc.	94,852	12,544

60

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Chubb Corp.	121,151	12,535
	McGraw Hill Financial Inc.	139,606	12,422
	Franklin Resources Inc.	208,069	11,521
	SunTrust Banks Inc.	268,015	11,230
	AvalonBay
	Communities Inc.	67,948	11,102
	Prologis Inc.	257,040	11,060
	T. Rowe Price Group Inc.	126,616	10,871
	Ventas Inc.	151,294	10,848
	HCP Inc.	236,129	10,397
	Moody’s Corp.	107,196	10,270
	Vornado Realty Trust	86,918	10,231
	Boston Properties Inc.	78,757	10,135
	Weyerhaeuser Co.	269,488	9,672
	Host Hotels & Resorts Inc.	389,333	9,254
	Hartford Financial
	Services Group Inc.	221,802	9,247
	Invesco Ltd.	221,052	8,736
	Fifth Third Bancorp	423,563	8,630
	General Growth
	Properties Inc.	295,476	8,312
	Principal Financial
	Group Inc.	150,526	7,818
	Progressive Corp.	287,694	7,765
	Northern Trust Corp.	115,087	7,757
	Lincoln National Corp.	133,389	7,693
	M&T Bank Corp.	61,161	7,683
	Regions Financial Corp.	707,655	7,473
	Essex Property Trust Inc.	32,874	6,792
	Loews Corp.	153,815	6,463
	KeyCorp	445,280	6,189
*	Affiliated Managers
	Group Inc.	28,600	6,070
	Macerich Co.	72,401	6,039
	SL Green Realty Corp.	49,667	5,911
	Realty Income Corp.	114,171	5,447
	Annaly Capital
	Management Inc.	485,337	5,246
	Kimco Realty Corp.	200,919	5,051
	Equifax Inc.	62,158	5,027
*	CBRE Group Inc. Class A	145,461	4,982
*	Ally Financial Inc.	209,646	4,952
	Western Union Co.	268,666	4,812
	Federal Realty
	Investment Trust	35,068	4,680
	FNF Group	135,259	4,660
*	Markel Corp.	6,817	4,655
	Digital Realty Trust Inc.	69,729	4,623
	XL Group plc Class A	132,588	4,557
	Navient Corp.	210,791	4,555
	Unum Group	129,995	4,534
	TD Ameritrade
	Holding Corp.	125,924	4,506
	CIT Group Inc.	93,983	4,495

			Market
			Value
		Shares	($000)
	Huntington Bancshares Inc.	417,236	4,389
	Comerica Inc.	92,401	4,328
	American Realty Capital
	Properties Inc.	475,430	4,303
	Voya Financial Inc.	101,314	4,294
	Cincinnati Financial Corp.	79,926	4,143
	UDR Inc.	131,282	4,046
	American Capital
	Agency Corp.	180,985	3,951
	Plum Creek Timber Co. Inc.	90,301	3,864
	Raymond James
	Financial Inc.	65,496	3,752
*	Arch Capital Group Ltd.	62,987	3,723
	First Republic Bank	70,983	3,700
	Willis Group Holdings plc	82,233	3,685
	Torchmark Corp.	66,065	3,579
	Iron Mountain Inc.	89,668	3,467
	Jones Lang LaSalle Inc.	23,112	3,465
	New York Community
	Bancorp Inc.	214,970	3,440
*	Realogy Holdings Corp.	75,057	3,339
	Lazard Ltd. Class A	66,103	3,307
	Alexandria Real Estate
	Equities Inc.	37,049	3,288
	Camden Property Trust	44,407	3,279
	SEI Investments Co.	77,004	3,083
	Reinsurance Group of
	America Inc. Class A	35,124	3,078
	Everest Re Group Ltd.	17,434	2,969
	Zions Bancorporation	103,656	2,955
	NASDAQ OMX Group Inc.	60,730	2,913
	Legg Mason Inc.	52,775	2,817
	PartnerRe Ltd.	23,864	2,724
	WR Berkley Corp.	52,132	2,672
	MSCI Inc. Class A	54,641	2,592
	Axis Capital Holdings Ltd.	49,936	2,551
	Hudson City Bancorp Inc.	242,442	2,453
	People’s United
	Financial Inc.	159,322	2,418
*	Genworth Financial Inc.
	Class A	253,018	2,151
	LPL Financial Holdings Inc.	43,724	1,948
*	Synchrony Financial	63,939	1,902
*	Alleghany Corp.	3,983	1,846
	Brixmor Property Group Inc.	60,907	1,513
*	Berkshire Hathaway Inc.
	Class A	6	1,356
	Assurant Inc.	18,169	1,243
	Santander Consumer
	USA Holdings Inc.	53,780	1,055
	Rayonier Inc.	32,614	911
*	LendingClub Corp.	27,698	701
			1,806,295

61

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
Health Care (13.5%)
	Johnson & Johnson	1,438,897	150,465
	Pfizer Inc.	3,238,813	100,889
	Merck & Co. Inc.	1,465,500	83,226
*	Gilead Sciences Inc.	775,618	73,110
	Amgen Inc.	391,084	62,296
	AbbVie Inc.	778,194	50,925
	Bristol-Myers Squibb Co.	852,706	50,335
	UnitedHealth Group Inc.	493,311	49,869
*	Celgene Corp.	410,571	45,926
*	Biogen Idec Inc.	121,402	41,210
	Medtronic Inc.	505,947	36,529
	Eli Lilly & Co.	515,179	35,542
*	Actavis plc	136,261	35,075
	Abbott Laboratories	774,061	34,848
	Allergan Inc.	153,145	32,557
*	Express Scripts Holding Co. 377,207		31,938
	Thermo Fisher
	Scientific Inc.	205,721	25,775
	Covidien plc	220,554	22,558
	Baxter International Inc.	278,686	20,425
*	Alexion
	Pharmaceuticals Inc.	101,983	18,870
*	Anthem Inc.	138,716	17,432
	Aetna Inc.	180,720	16,053
*	Regeneron
	Pharmaceuticals Inc.	38,436	15,768
	Stryker Corp.	165,295	15,592
*	Vertex Pharmaceuticals Inc. 123,633		14,688
	Cigna Corp.	134,394	13,830
	Becton Dickinson and Co.	98,705	13,736
*	Illumina Inc.	73,023	13,479
*	HCA Holdings Inc.	167,227	12,273
	Perrigo Co. plc	71,946	12,026
	Humana Inc.	78,749	11,311
	Zoetis Inc.	257,787	11,093
*	Mylan Inc.	192,476	10,850
	Zimmer Holdings Inc.	87,150	9,885
*	Intuitive Surgical Inc.	18,641	9,860
	St. Jude Medical Inc.	147,022	9,561
*	Boston Scientific Corp.	681,897	9,035
*	DaVita HealthCare
	Partners Inc.	104,947	7,949
*	Edwards Lifesciences Corp. 55,037		7,011
*	BioMarin
	Pharmaceutical Inc.	75,808	6,853
	CR Bard Inc.	38,516	6,418
*	CareFusion Corp.	104,899	6,225
*	Mallinckrodt plc	59,819	5,924
*	Henry Schein Inc.	43,347	5,902
*	Incyte Corp.	78,231	5,719
*	Endo International plc	74,987	5,408
*	Hospira Inc.	87,073	5,333
	Universal Health
	Services Inc. Class B	47,020	5,231

			Market
			Value
		Shares	($000)
	Quest Diagnostics Inc.	74,343	4,985
*	Jazz Pharmaceuticals plc	29,616	4,849
*	Laboratory Corp. of
	America Holdings	43,363	4,679
*	Waters Corp.	40,834	4,603
*	Varian Medical
	Systems Inc.	51,309	4,439
	ResMed Inc.	71,743	4,022
	DENTSPLY
	International Inc.	72,569	3,866
*	Pharmacyclics Inc.	31,078	3,800
*	IDEXX Laboratories Inc.	24,475	3,629
*	Hologic Inc.	121,817	3,257
*	Envision Healthcare
	Holdings Inc.	66,054	2,291
	Patterson Cos. Inc.	45,604	2,194
*	Quintiles Transnational
	Holdings Inc.	36,115	2,126
*	Medivation Inc.	18,882	1,881
*	Salix Pharmaceuticals Ltd.	15,648	1,799
*	Intercept
	Pharmaceuticals Inc.	3,278	511
			1,339,744
Industrials (11.6%)
	General Electric Co.	5,162,139	130,447
	Union Pacific Corp.	456,993	54,442
	3M Co.	329,340	54,117
	United Technologies Corp.	445,057	51,182
	Boeing Co.	329,788	42,866
	United Parcel Service Inc.
	Class B	361,026	40,135
	Honeywell International Inc.	382,353	38,205
	Accenture plc Class A	322,497	28,802
	Caterpillar Inc.	311,230	28,487
	Lockheed Martin Corp.	138,050	26,584
	Danaher Corp.	307,091	26,321
	FedEx Corp.	138,409	24,036
	Emerson Electric Co.	356,502	22,007
	Automatic Data
	Processing Inc.	247,883	20,666
	General Dynamics Corp.	144,774	19,924
	CSX Corp.	513,827	18,616
	Precision Castparts Corp.	73,266	17,648
	Norfolk Southern Corp.	159,114	17,440
	Raytheon Co.	158,446	17,139
	Eaton Corp. plc	243,968	16,580
	Deere & Co.	184,218	16,298
	Illinois Tool Works Inc.	170,756	16,171
	Northrop Grumman Corp.	103,893	15,313
	TE Connectivity Ltd.	209,398	13,244
	Cummins Inc.	89,140	12,851
*	LinkedIn Corp. Class A	55,689	12,792
	PACCAR Inc.	182,030	12,380
	Waste Management Inc.	223,565	11,473
	Sherwin-Williams Co.	41,942	11,032

62

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Parker-Hannifin Corp.	76,441	9,857
*	Tyco International plc	215,103	9,434
	Fidelity National Information
	Services Inc.	146,220	9,095
*	Alliance Data Systems Corp.	31,233	8,934
*	Fiserv Inc.	125,364	8,897
	Ingersoll-Rand plc	136,373	8,645
	Amphenol Corp. Class A	159,053	8,559
	Roper Industries Inc.	51,533	8,057
	WW Grainger Inc.	31,548	8,041
	Rockwell Automation Inc.	69,775	7,759
	Paychex Inc.	167,532	7,735
	Xerox Corp.	557,408	7,726
	Agilent Technologies Inc.	171,516	7,022
	Kansas City Southern	56,796	6,931
	AMETEK Inc.	126,461	6,656
	Fastenal Co.	136,693	6,501
	Pentair plc	95,996	6,376
	Dover Corp.	85,280	6,116
	Rockwell Collins Inc.	68,319	5,772
*	Stericycle Inc.	43,699	5,728
	CH Robinson Worldwide Inc.	75,139	5,627
	Pall Corp.	54,826	5,549
*	FleetCor Technologies Inc.	36,616	5,445
	Textron Inc.	127,647	5,375
*	United Rentals Inc.	51,325	5,236
	Republic Services Inc.
	Class A	127,375	5,127
	TransDigm Group Inc.	25,682	5,043
	L-3 Communications
	Holdings Inc.	39,316	4,962
*	Verisk Analytics Inc. Class A	76,204	4,881
	Fluor Corp.	80,439	4,877
	Ball Corp.	70,365	4,797
	Masco Corp.	183,169	4,616
*	Sensata Technologies
	Holding NV	86,816	4,550
	Vulcan Materials Co.	67,763	4,454
*	Mettler-Toledo
	International Inc.	14,673	4,438
	Rock-Tenn Co. Class A	71,928	4,386
	Sealed Air Corp.	103,031	4,372
	Expeditors International of
	Washington Inc.	94,186	4,202
	Flowserve Corp.	70,026	4,190
	Wabtec Corp.	46,878	4,073
	JB Hunt Transport
	Services Inc.	48,207	4,061
	Towers Watson & Co.
	Class A	35,862	4,058
	Robert Half International Inc.	66,651	3,891
	MeadWestvaco Corp.	85,903	3,813
	Cintas Corp.	48,053	3,769
	Martin Marietta Materials Inc.	32,897	3,629
*	Crown Holdings Inc.	71,033	3,616

			Market
			Value
		Shares	($000)
	Xylem Inc.	93,739	3,569
*	Trimble Navigation Ltd.	133,101	3,532
	ADT Corp.	89,811	3,254
*	B/E Aerospace Inc.	54,081	3,138
*	Quanta Services Inc.	109,261	3,102
	Allison Transmission
	Holdings Inc.	91,295	3,095
	Avnet Inc.	70,522	3,034
*	Jacobs Engineering
	Group Inc.	67,144	3,001
*	Arrow Electronics Inc.	49,759	2,881
	Hubbell Inc. Class B	26,699	2,852
	ManpowerGroup Inc.	40,914	2,789
	Donaldson Co. Inc.	71,106	2,747
	Joy Global Inc.	50,457	2,347
	FLIR Systems Inc.	72,468	2,341
	Chicago Bridge &
	Iron Co. NV	55,115	2,314
*	Colfax Corp.	44,536	2,297
	MDU Resources Group Inc.	94,453	2,220
	Owens Corning	57,189	2,048
	Fortune Brands Home &
	Security Inc.	40,546	1,835
*	Owens-Illinois Inc.	42,427	1,145
	AGCO Corp.	20,120	909
	SPX Corp.	9,463	813
*	KLX Inc.	13,453	555
			1,149,894
Oil & Gas (8.1%)
	Exxon Mobil Corp.	2,176,763	201,242
	Chevron Corp.	971,718	109,007
	Schlumberger Ltd.	661,415	56,491
	ConocoPhillips	632,830	43,703
	Kinder Morgan Inc.	871,215	36,861
	Occidental Petroleum Corp.	398,684	32,138
	EOG Resources Inc.	281,798	25,945
	Anadarko Petroleum Corp.	260,402	21,483
	Phillips 66	284,494	20,398
	Halliburton Co.	413,797	16,275
	Williams Cos. Inc.	345,845	15,542
	National Oilwell Varco Inc.	221,376	14,507
	Valero Energy Corp.	267,883	13,260
	Marathon Petroleum Corp.	143,971	12,995
	Baker Hughes Inc.	222,609	12,482
	Devon Energy Corp.	199,788	12,229
	Apache Corp.	193,499	12,127
	Pioneer Natural
	Resources Co.	76,589	11,400
	Hess Corp.	138,257	10,206
	Marathon Oil Corp.	346,997	9,817
	Noble Energy Inc.	186,010	8,822
*	Cheniere Energy Inc.	109,537	7,711
	Cabot Oil & Gas Corp.	212,283	6,286
	Chesapeake Energy Corp.	307,729	6,022
	EQT Corp.	77,970	5,902

63

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Concho Resources Inc.	58,163	5,802
*	FMC Technologies Inc.	120,106	5,626
*	Cameron International Corp. 101,436		5,067
*	Southwestern Energy Co.	180,720	4,932
	Tesoro Corp.	64,850	4,822
	Cimarex Energy Co.	44,933	4,763
	Range Resources Corp.	82,388	4,404
	Murphy Oil Corp.	86,771	4,384
*	Weatherford
	International plc	355,917	4,075
	HollyFrontier Corp.	100,554	3,769
	OGE Energy Corp.	102,494	3,636
	Ensco plc Class A	119,798	3,588
	Helmerich & Payne Inc.	52,562	3,544
	Transocean Ltd.	176,243	3,231
*	Dresser-Rand Group Inc.	39,156	3,203
	Oceaneering
	International Inc.	53,889	3,169
*	Whiting Petroleum Corp.	85,269	2,814
	Core Laboratories NV	22,697	2,731
	Energen Corp.	37,722	2,405
	Noble Corp. plc	129,592	2,147
*	Continental Resources Inc.	47,513	1,823
^	Diamond Offshore
	Drilling Inc.	35,168	1,291
*	Antero Resources Corp.	26,894	1,091
	QEP Resources Inc.	46,345	937
	Nabors Industries Ltd.	70,960	921
*	Cobalt International
	Energy Inc.	85,169	757
	Denbury Resources Inc.	90,911	739
	SM Energy Co.	17,384	671
			809,193
Technology (16.5%)
	Apple Inc.	3,014,957	332,791
	Microsoft Corp.	3,813,456	177,135
	Intel Corp.	2,485,597	90,202
*	Facebook Inc. Class A	1,085,908	84,723
	International Business
	Machines Corp.	508,740	81,622
*	Google Inc. Class C	148,277	78,053
*	Google Inc. Class A	146,409	77,693
	Oracle Corp.	1,708,395	76,826
	Cisco Systems Inc.	2,628,650	73,116
	QUALCOMM Inc.	854,630	63,525
	Hewlett-Packard Co.	959,436	38,502
	EMC Corp.	1,046,054	31,110
	Texas Instruments Inc.	542,909	29,027
*	Yahoo! Inc.	438,344	22,141
*	Micron Technology Inc.	551,890	19,322
*	salesforce.com Inc.	308,200	18,279
*	Adobe Systems Inc.	243,639	17,713
*	Cognizant Technology
	Solutions Corp. Class A	313,043	16,485

			Market
			Value
		Shares	($000)
	Applied Materials Inc.	625,888	15,597
	Corning Inc.	658,885	15,108
	Avago Technologies Ltd.
	Class A	130,063	13,083
	Intuit Inc.	139,446	12,855
	Western Digital Corp.	113,404	12,554
	Broadcom Corp. Class A	278,645	12,074
	SanDisk Corp.	113,378	11,109
	Seagate Technology plc	159,809	10,627
*	Cerner Corp.	158,052	10,220
*	Twitter Inc.	260,930	9,360
	Symantec Corp.	354,765	9,101
	Analog Devices Inc.	161,608	8,972
	Motorola Solutions Inc.	111,299	7,466
	Skyworks Solutions Inc.	98,030	7,128
*	Autodesk Inc.	116,616	7,004
*	Red Hat Inc.	96,917	6,701
	NetApp Inc.	160,158	6,639
	Lam Research Corp.	81,624	6,476
	Equinix Inc.	28,239	6,403
	KLA-Tencor Corp.	84,639	5,952
	Xilinx Inc.	135,862	5,881
	Altera Corp.	156,663	5,787
	Linear Technology Corp.	122,305	5,577
*	Catamaran Corp.	106,728	5,523
*	Akamai Technologies Inc.	86,937	5,474
	NVIDIA Corp.	265,477	5,323
*	Citrix Systems Inc.	82,726	5,278
*	F5 Networks Inc.	37,881	4,942
	CA Inc.	160,099	4,875
	Juniper Networks Inc.	211,218	4,714
*	ServiceNow Inc.	68,671	4,659
	Maxim Integrated
	Products Inc.	145,273	4,630
	Computer Sciences Corp.	72,199	4,552
	Microchip Technology Inc.	98,214	4,430
*	Workday Inc. Class A	50,882	4,152
*	ANSYS Inc.	47,050	3,858
	Harris Corp.	53,647	3,853
*	Gartner Inc.	42,901	3,613
*	VMware Inc. Class A	43,333	3,576
*	VeriSign Inc.	62,170	3,544
*	Synopsys Inc.	79,719	3,465
*	Teradata Corp.	79,038	3,452
	Garmin Ltd.	59,118	3,123
*	Splunk Inc.	52,437	3,091
	Marvell Technology
	Group Ltd.	211,582	3,068
*	Rackspace Hosting Inc.	59,073	2,765
*	Palo Alto Networks Inc.	17,531	2,149
*	NetSuite Inc.	17,693	1,932
*	Nuance
	Communications Inc.	130,010	1,855
*	FireEye Inc.	50,308	1,589

64

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Cree Inc.	30,763	991
*,^	3D Systems Corp.	27,253	896
*	IMS Health Holdings Inc.	34,236	878
*	Premier Inc. Class A	18,969	636
			1,646,825
Telecommunications (2.3%)
	Verizon
	Communications Inc.	2,133,185	99,790
	AT&T Inc.	2,666,360	89,563
	CenturyLink Inc.	293,420	11,614
*	SBA Communications
	Corp. Class A	66,438	7,359
*	Level 3
	Communications Inc.	138,238	6,826
*	T-Mobile US Inc.	144,583	3,895
	Frontier
	Communications Corp.	515,139	3,436
	Windstream Holdings Inc.	308,991	2,546
*	Sprint Corp.	404,043	1,677
			226,706
Utilities (3.3%)
	Duke Energy Corp.	363,604	30,375
	NextEra Energy Inc.	224,395	23,851
	Dominion Resources Inc.	300,200	23,085
	Southern Co.	462,626	22,720
	Exelon Corp.	441,836	16,383
	American Electric
	Power Co. Inc.	251,546	15,274
	Sempra Energy	120,327	13,400
	PG&E Corp.	244,236	13,003
	Spectra Energy Corp.	344,988	12,523
	PPL Corp.	341,944	12,423
	Edison International	167,531	10,970
	Public Service Enterprise
	Group Inc.	260,154	10,773
	Consolidated Edison Inc.	150,608	9,942
	Xcel Energy Inc.	260,008	9,339
	Northeast Utilities	162,912	8,719
	FirstEnergy Corp.	216,305	8,434
	Entergy Corp.	92,871	8,124
	DTE Energy Co.	90,773	7,840
	NiSource Inc.	162,302	6,885
	Wisconsin Energy Corp.	115,608	6,097
	Ameren Corp.	124,766	5,755
	ONEOK Inc.	107,104	5,333
	CenterPoint Energy Inc.	220,147	5,158
	CMS Energy Corp.	141,591	4,920

		Market
		Value
	Shares	($000)
American Water
Works Co. Inc.	91,906	4,899
NRG Energy Inc.	173,072	4,664
AES Corp.	329,892	4,543
* Calpine Corp.	200,268	4,432
SCANA Corp.	65,651	3,965
Pinnacle West
Capital Corp.	56,781	3,879
Alliant Energy Corp.	56,819	3,774
Pepco Holdings Inc.	128,787	3,468
Integrys Energy Group Inc.	41,047	3,196
National Fuel Gas Co.	41,008	2,851
		330,997
Total Common Stocks
(Cost $6,458,557)		9,948,276
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity
Fund, 0.126%	8,974,743	8,975

	Face
	Amount
	($000)

U.	S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank

	Discount Notes,
	0.055%, 1/16/15	500	500
4	Federal Home Loan Bank
	Discount Notes,
	0.100%, 2/4/15	1,000	1,000
[4,5]	Federal Home Loan Bank
	Discount Notes,
	0.120%, 4/6/15	1,000	1,000
			2,500
Total Temporary Cash Investments
	(Cost $11,475)		11,475
	Total Investments (100.0%)
	(Cost $6,470,032)		9,959,751
Other Assets and Liabilities (0.0%)
	Other Assets		17,813
	Liabilities[3]		(18,712)
			(899)
	Net Assets (100%)		9,958,852

65

Large-Cap Index Fund

At December 31, 2014, net assets consisted of:
Amount
($000)

Paid-in Capital	6,509,207
Overdistributed Net Investment Income	(4,056)
Accumulated Net Realized Losses	(35,885)
Unrealized Appreciation (Depreciation)
Investment Securities	3,489,719
Futures Contracts	(133)
Net Assets	9,958,852

Investor Shares—Net Assets
Applicable to 10,458,949 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	398,651
Net Asset Value Per Share—
Investor Shares	$38.12

Admiral Shares—Net Assets
Applicable to 64,727,175 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,084,553
Net Asset Value Per Share—
Admiral Shares	$47.65

Institutional Shares—Net Assets
Applicable to 4,368,909 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	856,906
Net Asset Value Per Share—
Institutional Shares	$196.14

ETF Shares—Net Assets
Applicable to 59,546,233 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,618,742
Net Asset Value Per Share—
ETF Shares	$94.36

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,080,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,119,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	177,059
Interest[1]	30
Securities Lending	314
Total Income	177,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,405
Management and Administrative—Investor Shares	731
Management and Administrative—Admiral Shares	1,240
Management and Administrative—Signal Shares	209
Management and Administrative—Institutional Shares	318
Management and Administrative—ETF Shares	2,837
Marketing and Distribution—Investor Shares	91
Marketing and Distribution—Admiral Shares	266
Marketing and Distribution—Signal Shares	177
Marketing and Distribution—Institutional Shares	189
Marketing and Distribution—ETF Shares	731
Custodian Fees	143
Auditing Fees	36
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Signal Shares	5
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	92
Trustees’ Fees and Expenses	6
Total Expenses	8,502
Net Investment Income	168,901
Realized Net Gain (Loss)
Investment Securities Sold	74,020
Futures Contracts	4,883
Realized Net Gain (Loss)	78,903
Change in Unrealized Appreciation (Depreciation)
Investment Securities	895,765
Futures Contracts	(931)
Change in Unrealized Appreciation (Depreciation)	894,834
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,638
1 Interest income from an affiliated company of the fund was $28,000.
See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,901	143,299
Realized Net Gain (Loss)	78,903	391,897
Change in Unrealized Appreciation (Depreciation)	894,834	1,502,957
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,638	2,038,153
Distributions
Net Investment Income
Investor Shares	(6,736)	(6,224)
Admiral Shares	(42,273)	(23,807)
Signal Shares	(8,303)	(15,483)
Institutional Shares	(15,380)	(16,340)
ETF Shares	(96,408)	(81,511)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(169,100)	(143,365)
Capital Share Transactions
Investor Shares	(34,285)	11,281
Admiral Shares	1,404,615	146,933
Signal Shares	(975,311)	87,247
Institutional Shares	18,594	(222,932)
ETF Shares	361,077	55,403
Net Increase (Decrease) from Capital Share Transactions	774,690	77,932
Total Increase (Decrease)	1,748,228	1,972,720
Net Assets
Beginning of Period	8,210,624	6,237,904
End of Period[1]	9,958,852	8,210,624

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,056,000) and ($3,857,000).

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$34.24	$26.32	$23.16	$23.25	$20.47
Investment Operations
Net Investment Income	. 624	. 556	. 521	. 421	. 372
Net Realized and Unrealized Gain (Loss)
on Investments	3.879	7.921	3.159	(.095)	2.791
Total from Investment Operations	4.503	8.477	3.680	.326	3.163
Distributions
Dividends from Net Investment Income	(.623)	(.557)	(. 520)	(. 416)	(. 383)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.623)	(.557)	(. 520)	(. 416)	(. 383)
Net Asset Value, End of Period	$38.12	$34.24	$26.32	$23.16	$23.25

Total Return[1]	13.24%	32.45%	15.94%	1.44%	15.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$399	$391	$290	$293	$307
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.82%	2.08%	1.81%	1.78%
Portfolio Turnover Rate[2]	3%	9%	8%	7%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.81	$32.90	$28.96	$29.07	$25.59
Investment Operations
Net Investment Income	. 846.752		.698	.569	.503
Net Realized and Unrealized Gain (Loss)
on Investments	4.839	9.909	3.939	(.116)	3.495
Total from Investment Operations	5.685	10.661	4.637	.453	3.998
Distributions
Dividends from Net Investment Income	(.845)	(.751)	(.697)	(. 563)	(. 518)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.845)	(.751)	(.697)	(. 563)	(. 518)
Net Asset Value, End of Period	$47.65	$42.81	$32.90	$28.96	$29.07

Total Return[1]	13.38%	32.66%	16.06%	1.60%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,085	$1,438	$981	$796	$698
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.97%	2.22%	1.95%	1.92%
Portfolio Turnover Rate[2]	3%	9%	8%	7%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Large-Cap Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$37.34	$28.70	$25.26	$25.36	$22.32
Investment Operations
Net Investment Income	. 568.656		.609	.495	.440
Net Realized and Unrealized Gain (Loss)
on Investments	2.341	8.641	3.438	(.105)	3.052
Total from Investment Operations	2.909	9.297	4.047	.390	3.492
Distributions
Dividends from Net Investment Income	(.519)	(.657)	(.607)	(. 490)	(. 452)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.519)	(.657)	(.607)	(. 490)	(. 452)
Net Asset Value, End of Period	$39.73[1]	$37.34	$28.70	$25.26	$25.36

Total Return	7.82%	32.65%	16.07%	1.58%	15.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$925	$637	$520	$381
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.85%[2]	1.97%	2.22%	1.95%	1.92%
Portfolio Turnover Rate [3]	3%	9%	8%	7%	8%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$176.18	$135.42	$119.18	$119.65	$105.33
Investment Operations
Net Investment Income	3.492	3.105	2.903	2.366	2.111
Net Realized and Unrealized Gain (Loss)
on Investments	19.957	40.761	16.234	(.499)	14.383
Total from Investment Operations	23.449	43.866	19.137	1.867	16.494
Distributions
Dividends from Net Investment Income	(3.489)	(3.106)	(2.897)	(2.337)	(2.174)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.489)	(3.106)	(2.897)	(2.337)	(2.174)
Net Asset Value, End of Period	$196.14	$176.18	$135.42	$119.18	$119.65

Total Return	13.41%	32.65%	16.11%	1.60%	15.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$857	$750	$752	$504	$276
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.91%	1.98%	2.24%	1.97%	1.96%
Portfolio Turnover Rate[1]	3%	9%	8%	7%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$84.76	$65.15	$57.34	$57.56	$50.67
Investment Operations
Net Investment Income	1.672	1.488	1.383	1.126	.996
Net Realized and Unrealized Gain (Loss)
on Investments	9.599	19.610	7.807	(. 234)	6.920
Total from Investment Operations	11.271	21.098	9.190	.892	7.916
Distributions
Dividends from Net Investment Income	(1.671)	(1.488)	(1.380)	(1.112)	(1.026)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.671)	(1.488)	(1.380)	(1.112)	(1.026)
Net Asset Value, End of Period	$94.36	$84.76	$65.15	$57.34	$57.56

Total Return	13.39%	32.65%	16.09%	1.58%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,619	$4,707	$3,577	$3,021	$2,858
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.97%	2.22%	1.95%	1.92%
Portfolio Turnover Rate[1]	3%	9%	8%	7%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

74

Large-Cap Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

75

Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $944,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,948,276	—	—
Temporary Cash Investments	8,975	2,500	—
Futures Contracts—Liabilities[1]	(186)	—	—
Total	9,957,065	2,500	—
1 Represents variation margin on the last day of the reporting period.

76

Large-Cap Index Fund

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	165	16,932	(133)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2014, the fund realized $75,019,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2014, the fund had $1,373,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $14,737,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $36,018,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $11,841,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $6,470,032,000. Net unrealized appreciation of investment securities for tax purposes was $3,489,719,000, consisting of unrealized gains of $3,607,416,000 on securities that had risen in value since their purchase and $117,697,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $1,199,698,000 of investment securities and sold $406,530,000 of investment securities, other than temporary cash investments. Purchases and sales include $439,313,000 and $132,794,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

77

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	106,030	2,965	113,753	3,731
Issued in Lieu of Cash Distributions	6,503	178	5,997	193
Redeemed	(146,818)	(4,093)	(108,469)	(3,553)
Net Increase (Decrease)—Investor Shares	(34,285)	(950)	11,281	371
Admiral Shares
Issued[1]	1,699,952	37,699	355,538	9,316
Issued in Lieu of Cash Distributions	35,505	772	20,643	532
Redeemed	(330,842)	(7,335)	(229,248)	(6,081)
Net Increase (Decrease)—Admiral Shares	1,404,615	31,136	146,933	3,767
Signal Shares
Issued	114,250	3,015	254,147	7,619
Issued in Lieu of Cash Distributions	6,333	163	11,355	335
Redeemed[1]	(1,095,894)	(27,966)	(178,255)	(5,379)
Net Increase (Decrease)—Signal Shares	(975,311)	(24,788)	87,247	2,575
Institutional Shares
Issued	83,405	454	111,550	733
Issued in Lieu of Cash Distributions	12,519	67	14,858	94
Redeemed	(77,330)	(408)	(349,340)	(2,125)
Net Increase (Decrease) —Institutional Shares	18,594	113	(222,932)	(1,298)
ETF Shares
Issued	504,034	5,617	316,306	4,133
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(142,957)	(1,600)	(260,903)	(3,500)
Net Increase (Decrease)—ETF Shares	361,077	4,017	55,403	633

1 Admiral Shares Issued and Signal Shares Redeemed include $947,676,000, from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

78

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2015

79

Special 2014 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	490,694
Value Index Fund	756,356
Large-Cap Index Fund	169,100

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	88.7%
Value Index Fund	100.0
Large-Cap Index Fund	96.6

80

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios

Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	13.47%	15.83%	8.50%
Returns After Taxes on Distributions	13.15	15.58	8.30
Returns After Taxes on Distributions and Sale of Fund Shares	7.83	12.79	6.94

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	13.05%	14.80%	7.17%
Returns After Taxes on Distributions	12.48	14.30	6.71
Returns After Taxes on Distributions and Sale of Fund Shares	7.83	11.91	5.80

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund Investor Shares
Returns Before Taxes	13.24%	15.32%	7.87%
Returns After Taxes on Distributions	12.78	14.94	7.54
Returns After Taxes on Distributions and Sale of Fund Shares	7.84	12.36	6.40

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

82

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,061.11	$1.19
Admiral Shares	1,000.00	1,062.09	0.47
Institutional Shares	1,000.00	1,061.93	0.42
ETF Shares	1,000.00	1,061.85	0.47
Value Index Fund
Investor Shares	$1,000.00	$1,055.03	$1.19
Admiral Shares	1,000.00	1,055.49	0.47
Institutional Shares	1,000.00	1,055.86	0.41
ETF Shares	1,000.00	1,055.59	0.47
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,057.83	$1.19
Admiral Shares	1,000.00	1,058.38	0.47
Institutional Shares	1,000.00	1,058.55	0.42
ETF Shares	1,000.00	1,058.47	0.47

83

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2014	12/31/2014	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Value Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

84

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

85

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

86

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood
Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive
Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America
(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox
Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and
(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010
products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester
(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation
the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of
for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health
of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,
at Syracuse University.
Monroe Community College Foundation, and North

Carolina A&T University.	F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta
Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]
and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:
Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)
of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.
and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.
machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-
(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
John J. Brennan
Occupation(s) During the Past Five Years: President
Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning
Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022015

Annual Report | December 31, 2014

Vanguard Total Stock Market Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	12.43%
Admiral™ Shares	12.56
Institutional Shares	12.56
ETF Shares
Market Price	12.57
Net Asset Value	12.56
CRSP US Total Market Index	12.58
Multi-Cap Core Funds Average	9.58
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$46.67	$51.58	$0.851	$0.000
Admiral Shares	46.69	51.60	0.910	0.000
Institutional Shares	46.69	51.60	0.913	0.000
ETF Shares	95.91	106.00	1.869	0.000

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market cleared several hurdles on its way to another year of strong gains. Several times during 2014, international conflicts and global economic troubles temporarily halted stocks’ momentum. Each decline, however, was followed by another surge forward, and the broad market finished the year near an all-time high.

Vanguard Total Stock Market Index Fund, whose mix of growth and value stocks across all market capitalizations provides investors with exposure to the entire U.S. equity market, returned more than 12% for the 12 months ended December 31, 2014. The fund closely tracked the return of its benchmark, the CRSP US Total Market Index, and outpaced the average return of its multi-cap core fund peers by about 3 percentage points.

Please note that the fund’s Signal Shares were converted to Admiral Shares in October 2014 as part of a year-long plan to streamline Vanguard’s share-class offerings. If you hold Vanguard Total Stock Market Index Fund in a taxable account, you may wish to review the information about after-tax returns that appears later in this report.

U.S. stocks finished strongly for the sixth straight year

U.S. stocks returned nearly 13% for the 12 months ended December 31, 2014, posting gains for the sixth consecutive

2

calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets even as Europe and China faced economic challenges, tensions flared in the Middle East and Ukraine, and concerns arose over stocks’ high valuations.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed to be reassured by the Fed’s stance that it will be “patient” as it decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—also announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar. Emerging-market stocks rose slightly, while stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period

Bond prices received a boost from moves by many of the world’s central banks along with various global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. bond market returned 5.97% for the period.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

3

Even with the Fed’s paring back of its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

As for money market funds and savings accounts, their returns remained minuscule, as the Fed’s target for short-term interest rates remained between 0% and 0.25%.

Returns were generally strong, with some notable exceptions

Overall the fund’s performance was positive for 2014. While growth and value stocks performed within a tight range, large- and mid-cap stocks surpassed small-caps by a wide margin. Sector returns ranged from as high as about 26% for both health care and utilities to as low as about –10% for the oil and gas sector.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.04%	0.05%	1.17%

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the fund’s expense ratios were: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Multi-Cap Core Funds.

4

Health care, one of the fund’s larger sectors, added the most to overall results. The industry generally profited as investors anticipated a rise in spending given the aging population and the expanded number of insured under the Affordable Care Act, although there are still concerns about the effects of regulation on the managed care industry.

New product development, mergers and acquisitions, and strategic alliances have boosted pharmaceutical and biotechnology companies, although the latter endured some turbulence related to high valuations earlier in the year. Innovative new products and therapies helped medical care equipment firms, and health care providers with diverse membership bases and business lines thrived.

Technology stocks also powered the fund’s return. Most segments within the sector appreciated, with hardware and semiconductor companies leading the way as demand for the smartphone, mobile technologies, and cloud-based computing grew in the United States and overseas. Results for internet companies were mixed but still positive as the race for advertising dollars and new products continued to evolve and unfold.

The financial sector, the fund’s largest, was another key to the fund’s success this year. Low interest rates and the expanding economy propelled real estate investment trusts (REITs) to returns close to 30%. This favorable environment also lifted financial services firms, banks, and insurance firms.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Total Stock Market Index Fund Investor Shares	7.99%
Spliced Total Stock Market Index	8.11
Multi-Cap Core Funds Average	6.73

For a benchmark description, see the Glossary.

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Increased consumer spending lifted the economy as well as the consumer services and consumer goods sectors. The utilities sector, often unheralded, was a stalwart over the period as the severe winter led to increased earnings and low interest rates attracted some investors to utility stocks’ higher yields.

Oil and gas stocks were the fund’s only losing group, while industrials, basic materials, and telecommunications stocks recorded single-digit returns. The entire oil and gas sector has been hurt by the drop in oil prices. With their profits cut, producers have scaled back on the projects that are the lifeblood of service firms, drillers, and equipment providers.

The fund’s broad diversification delivered a decade of solid returns

At Vanguard, we believe in being straightforward with our investors. That includes truth in labeling, which is why the name of your fund is so appropriate. It’s designed to reflect the performance of the entire U.S. stock market––all sectors, styles, and sizes. There will always be areas that

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 7.

6

outperform and underperform the broad market, and your fund’s mandate is to include them all rather than engage in the challenging, and often disappointing, business of trying to predict the standouts.

The fund’s broad diversification can benefit investors when market returns are relatively balanced across market-capitalization and style segments, and also when they’re not. The likelihood of this dynamic playing out successfully increases over time as market leaders and laggards inevitably shuffle.

Over the past ten years, Investor Shares of Vanguard Total Stock Market Index Fund have produced an average annual return of about 8%, more than 1 percentage point higher than the average return of its peer group. Consistent with its objective, the fund tightly tracked its benchmark index over that period. The fund’s success in staying close to its target index is a testament to the skill of its advisor, the Equity Investment Group. The group relies on its proven portfolio management strategies to produce benchmark-tracking returns regardless of external market conditions. At the same time, of course, the fund’s low costs help you keep more of the market’s returns.

To build for the long term, start with a solid foundation

As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 15, 2015

8

Total Stock Market Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTSMX	VTSAX	VITSX	VTI
Expense Ratio[1]	0.17%	0.05%	0.04%	0.05%
30-Day SEC Yield	1.69%	1.80%	1.80%	1.80%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,796	3,805
Median Market Cap	$48.1B	$47.9B
Price/Earnings Ratio	20.5x	20.5x
Price/Book Ratio	2.7x	2.8x
Return on Equity	18.0%	17.8%
Earnings Growth
Rate	15.4%	15.2%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate	3%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)

		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.8%
Consumer Goods	9.9	9.9
Consumer Services	13.6	13.6
Financials	19.2	19.2
Health Care	13.2	13.2
Industrials	12.6	12.6
Oil & Gas	7.5	7.5
Technology	15.9	15.8
Telecommunications	2.0	2.0
Utilities	3.4	3.4

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	2.8%
Exxon Mobil Corp.	Integrated Oil & Gas	1.7
Microsoft Corp.	Software	1.5
Google Inc.	Internet	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Wells Fargo & Co.	Banks	1.3
Berkshire Hathaway Inc. Reinsurance		1.2
General Electric Co.	Diversified Industrials	1.1
Procter & Gamble Co.	Nondurable
	Household Products	1.1
JPMorgan Chase & Co.	Banks	1.0
Top Ten		14.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares.

9

Total Stock Market Index Fund

Investment Focus

10

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Stock Market Index Fund
	Investor Shares	12.43%	15.56%	7.99%	$21,561
••••••••	Spliced Total Stock Market Index	12.58	15.72	8.11	21,801
– – – –	Multi-Cap Core Funds Average	9.58	13.35	6.73	19,173
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares		12.56%	15.70%	8.10%	$21,793
Spliced Total Stock Market Index		12.58	15.72	8.11	21,801

See Financial Highlights for dividend and capital gains information.

11

Total Stock Market Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	12.56%	15.70%	8.12%	$10,913,274
Spliced Total Stock Market Index	12.58	15.72	8.11	10,900,693

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	12.56%	15.70%	8.11%	$21,802
Spliced Total Stock Market Index	12.58	15.72	8.11	21,801

Cumulative Returns of ETF Shares: December 31, 2004, Through December 31, 2014
		One	Five	Ten
		Year	Years	Years
Total Stock Market Index Fund ETF Shares Market
Price		12.57%	107.26%	118.17%
Total Stock Market Index Fund ETF Shares Net
Asset Value		12.56	107.29	118.02
Spliced Total Stock Market Index		12.58	107.49	118.01

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

12

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		10,494,464	2.7%

Consumer Goods
Procter & Gamble Co.	45,564,549	4,150,475	1.1%
Coca-Cola Co.	66,452,452	2,805,622	0.7%
PepsiCo Inc.	25,238,328	2,386,536	0.6%
Philip Morris International Inc.	26,196,500	2,133,705	0.6%
Altria Group Inc.	33,336,366	1,642,483	0.4%
Consumer Goods—Other †		24,407,526	6.4%
		37,526,347	9.8%
Consumer Services
Walt Disney Co.	25,726,136	2,423,145	0.6%
Wal-Mart Stores Inc.	27,173,604	2,333,669	0.6%
Home Depot Inc.	22,209,011	2,331,280	0.6%
Comcast Corp. Class A	38,463,284	2,231,255	0.6%
* Amazon.com Inc.	6,242,382	1,937,323	0.5%
CVS Health Corp.	19,321,716	1,860,874	0.5%
McDonald’s Corp.	16,390,489	1,535,789	0.4%
Consumer Services—Other †		37,188,375	9.7%
		51,841,710	13.5%
Financials
Wells Fargo & Co.	87,444,075	4,793,684	1.2%
* Berkshire Hathaway Inc. Class B	29,719,646	4,462,405	1.2%
JPMorgan Chase & Co.	63,001,253	3,942,618	1.0%
Bank of America Corp.	177,180,419	3,169,758	0.8%
Citigroup Inc.	48,500,022	2,624,336	0.7%
Visa Inc. Class A	8,312,581	2,179,559	0.6%
American Express Co.	17,429,747	1,621,664	0.4%
MasterCard Inc. Class A	16,884,919	1,454,805	0.4%
* Berkshire Hathaway Inc. Class A	863	195,038	0.1%

13

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Synchrony Financial	2,122,187	63,135	0.0%
Financials—Other †		48,487,921	12.7%
		72,994,923	19.1%
Health Care
Johnson & Johnson	47,186,784	4,934,322	1.3%
Pfizer Inc.	106,180,361	3,307,518	0.9%
Merck & Co. Inc.	48,061,630	2,729,420	0.7%
* Gilead Sciences Inc.	25,424,252	2,396,490	0.6%
Amgen Inc.	12,821,029	2,042,262	0.5%
AbbVie Inc.	25,518,092	1,669,904	0.5%
Bristol-Myers Squibb Co.	27,958,894	1,650,414	0.4%
UnitedHealth Group Inc.	16,171,369	1,634,764	0.4%
* Celgene Corp.	13,457,711	1,505,380	0.4%
Health Care—Other †		28,481,193	7.5%
		50,351,667	13.2%
Industrials
General Electric Co.	169,289,675	4,277,950	1.1%
Union Pacific Corp.	14,984,370	1,785,088	0.5%
3M Co.	10,797,021	1,774,166	0.4%
United Technologies Corp.	14,588,251	1,677,649	0.4%
Boeing Co.	10,812,724	1,405,438	0.4%
Industrials—Other †		37,127,306	9.7%
		48,047,597	12.5%
Oil & Gas
Exxon Mobil Corp.	71,373,124	6,598,445	1.7%
Chevron Corp.	31,861,948	3,574,273	0.9%
Schlumberger Ltd.	21,671,059	1,850,925	0.5%
ConocoPhillips	20,737,680	1,432,144	0.4%
Oil & Gas—Other †		15,083,867	4.0%
		28,539,654	7.5%

[1]Other †		22,673	0.0%

Technology
Apple Inc.	98,848,739	10,910,924	2.9%
Microsoft Corp.	125,034,776	5,807,865	1.5%
Intel Corp.	81,504,192	2,957,787	0.8%
* Facebook Inc. Class A	35,601,695	2,777,644	0.7%
International Business Machines Corp.	16,680,965	2,676,294	0.7%
* Google Inc. Class C	4,852,399	2,554,303	0.7%
* Google Inc. Class A	4,808,012	2,551,420	0.7%
Oracle Corp.	56,002,661	2,518,440	0.7%
Cisco Systems Inc.	86,155,102	2,396,404	0.6%
QUALCOMM Inc.	28,017,980	2,082,576	0.5%
Technology—Other †		23,132,203	6.0%
		60,365,860	15.8%
Telecommunications
Verizon Communications Inc.	69,950,457	3,272,282	0.8%
AT&T Inc.	87,417,219	2,936,344	0.8%
Telecommunications—Other †		1,459,878	0.4%
		7,668,504	2.0%

14

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Utilities †			12,781,983	3.3%
Total Common Stocks (Cost $249,586,385)			380,635,382	99.4%[2]

	Coupon	Shares
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.126%	3,072,893,415	3,072,894	0.8%

5U.S. Government and Agency Obligations †			132,977	0.0%
Total Temporary Cash Investments (Cost $3,205,870)			3,205,871	0.8%[2]
[6]Total Investments (Cost $252,792,255)			383,841,253	100.2%
Other Assets and Liabilities
Other Assets			2,040,910	0.5%
Liabilities[4]			(2,879,273)	(0.7%)
			(838,363)	(0.2%)
Net Assets			383,002,890	100.0%

At December 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				254,455,241
Overdistributed Net Investment Income				(120,172)
Accumulated Net Realized Losses				(2,437,034)
Unrealized Appreciation (Depreciation)
Investment Securities				131,048,998
Futures Contracts				53,634
Swap Contracts				2,223
Net Assets				383,002,890

Investor Shares—Net Assets
Applicable to 2,287,016,198 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				117,966,185
Net Asset Value Per Share—Investor Shares				$51.58

Admiral Shares—Net Assets
Applicable to 2,276,781,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				117,476,308
Net Asset Value Per Share—Admiral Shares				$51.60

Institutional Shares—Net Assets
Applicable to 1,873,372,067 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				96,674,447
Net Asset Value Per Share—Institutional Shares				$51.60

15

Total Stock Market Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 480,059,748 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	50,885,950
Net Asset Value Per Share—ETF Shares	$106.00

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $875,010,000 of collateral received for securities on loan.
5 Securities with a value of $103,980,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $803,366,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends	6,561,984
Interest[1]	1,933
Securities Lending	76,099
Total Income	6,640,016
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,826
Management and Administrative—Investor Shares	164,172
Management and Administrative—Admiral Shares	30,983
Management and Administrative—Signal Shares	1,129
Management and Administrative—Institutional Shares	14,995
Management and Administrative—ETF Shares	10,106
Marketing and Distribution—Investor Shares	20,554
Marketing and Distribution—Admiral Shares	13,164
Marketing and Distribution—Signal Shares	2,245
Marketing and Distribution—Institutional Shares	17,000
Marketing and Distribution—ETF Shares	9,231
Custodian Fees	3,010
Auditing Fees	39
Shareholders’ Reports—Investor Shares	149
Shareholders’ Reports—Admiral Shares	181
Shareholders’ Reports—Signal Shares	28
Shareholders’ Reports—Institutional Shares	39
Shareholders’ Reports—ETF Shares	583
Trustees’ Fees and Expenses	239
Total Expenses	301,673
Net Investment Income	6,338,343
Realized Net Gain (Loss)
Investment Securities Sold	5,353,281
Futures Contracts	187,290
Swap Contracts	(4,133)
Realized Net Gain (Loss)	5,536,438
Change in Unrealized Appreciation (Depreciation)
Investment Securities	29,547,269
Futures Contracts	18,705
Swap Contracts	256
Change in Unrealized Appreciation (Depreciation)	29,566,230
Net Increase (Decrease) in Net Assets Resulting from Operations	41,441,011
1 Interest income from an affiliated company of the fund was $1,869,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,338,343	4,980,596
Realized Net Gain (Loss)	5,536,438	1,818,521
Change in Unrealized Appreciation (Depreciation)	29,566,230	67,277,064
Net Increase (Decrease) in Net Assets Resulting from Operations	41,441,011	74,076,181
Distributions
Net Investment Income
Investor Shares	(1,960,851)	(1,729,931)
Admiral Shares	(1,880,181)	(1,453,044)
Signal Shares	(121,148)	(196,060)
Institutional Shares	(1,532,803)	(1,027,734)
ETF Shares	(840,367)	(639,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(6,335,350)	(5,046,736)
Capital Share Transactions
Investor Shares	1,473,741	1,154,267
Admiral Shares	20,691,802	7,305,262
Signal Shares	(11,447,555)	242,207
Institutional Shares	22,615,084	12,750,062
ETF Shares	7,232,036	6,481,221
Net Increase (Decrease) from Capital Share Transactions	40,565,108	27,933,019
Total Increase (Decrease)	75,670,769	96,962,464
Net Assets
Beginning of Period	307,332,121	210,369,657
End of Period[1]	383,002,890	307,332,121

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($120,172,000) and ($119,086,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.67	$35.64	$31.29	$31.56	$27.45
Investment Operations
Net Investment Income	. 854.757		.720	.565	.523
Net Realized and Unrealized Gain (Loss)
on Investments	4.907	11.038	4.350	(.273)	4.117
Total from Investment Operations	5.761	11.795	5.070	.292	4.640
Distributions
Dividends from Net Investment Income	(.851)	(.765)	(.720)	(. 562)	(. 530)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.851)	(.765)	(.720)	(. 562)	(. 530)
Net Asset Value, End of Period	$51.58	$46.67	$35.64	$31.29	$31.56

Total Return[1]	12.43%	33.35%	16.25%	0.96%	17.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117,966	$105,008	$78,936	$62,668	$56,063
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.77%	1.84%	2.11%	1.79%	1.85%
Portfolio Turnover Rate[2]	3%	4%	3%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.69	$35.65	$31.30	$31.57	$27.45
Investment Operations
Net Investment Income	. 912	. 807.761		. 602	. 554
Net Realized and Unrealized Gain (Loss)
on Investments	4.908	11.047	4.350	(.273)	4.127
Total from Investment Operations	5.820	11.854	5.111	.329	4.681
Distributions
Dividends from Net Investment Income	(.910)	(.814)	(.761)	(. 599)	(. 561)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.910)	(.814)	(.761)	(. 599)	(. 561)
Net Asset Value, End of Period	$51.60	$46.69	$35.65	$31.30	$31.57

Total Return[1]	12.56%	33.52%	16.38%	1.08%	17.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117,476	$86,541	$59,771	$49,496	$47,190
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.96%	2.23%	1.91%	1.96%
Portfolio Turnover Rate[2]	3%	4%	3%	5%	5%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$45.06	$34.41	$30.21	$30.47	$26.50
Investment Operations
Net Investment Income	. 675.778		.735	.581	.535
Net Realized and Unrealized Gain (Loss)
on Investments	2.389	10.658	4.200	(. 262)	3.977
Total from Investment Operations	3.064	11.436	4.935	.319	4.512
Distributions
Dividends from Net Investment Income	(.614)	(.786)	(.735)	(.579)	(.542)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.614)	(.786)	(.735)	(.579)	(.542)
Net Asset Value, End of Period	$47.51[1]	$45.06	$34.41	$30.21	$30.47

Total Return	6.82%	33.51%	16.39%	1.09%	17.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$10,879	$8,025	$6,133	$5,471
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.80%[2]	1.96%	2.23%	1.91%	1.96%
Portfolio Turnover Rate [3]	3%	4%	3%	5%	5%

1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.69	$35.66	$31.30	$31.57	$27.46
Investment Operations
Net Investment Income	. 915	. 808.763		.603	.558
Net Realized and Unrealized Gain (Loss)
on Investments	4.908	11.038	4.359	(.272)	4.117
Total from Investment Operations	5.823	11.846	5.122	.331	4.675
Distributions
Dividends from Net Investment Income	(.913)	(.816)	(.762)	(. 601)	(. 565)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.913)	(.816)	(.762)	(. 601)	(. 565)
Net Asset Value, End of Period	$51.60	$46.69	$35.66	$31.30	$31.57

Total Return	12.56%	33.49%	16.42%	1.09%	17.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,674	$65,738	$39,367	$29,467	$23,785
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.97%	2.24%	1.92%	1.97%
Portfolio Turnover Rate[1]	3%	4%	3%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$95.91	$73.24	$64.29	$64.86	$56.39
Investment Operations
Net Investment Income	1.874	1.657	1.564	1.238	1.133
Net Realized and Unrealized Gain (Loss)
on Investments	10.085	22.686	8.949	(.575)	8.485
Total from Investment Operations	11.959	24.343	10.513	.663	9.618
Distributions
Dividends from Net Investment Income	(1.869)	(1.673)	(1.563)	(1.233)	(1.148)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.869)	(1.673)	(1.563)	(1.233)	(1.148)
Net Asset Value, End of Period	$106.00	$95.91	$73.24	$64.29	$64.86

Total Return	12.56%	33.51%	16.41%	1.06%	17.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,886	$39,165	$24,270	$19,521	$17,930
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.96%	2.23%	1.91%	1.96%
Portfolio Turnover Rate[1]	3%	4%	3%	5%	5%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Total Stock Market Index Fund

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the

25

Total Stock Market Index Fund

collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net assets in Vanguard. At December 31, 2014, the fund had contributed capital of $36,117,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 14.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

26

Total Stock Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	380,612,597	18,551	4,234
Temporary Cash Investments	3,072,894	132,977	—
Futures Contracts—Liabilities[1]	(26,965)	—	—
Swap Contracts—Assets	—	2,243	—
Swap Contracts—Liabilities	—	(20)	—
Total	383,658,526	153,751	4,234
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	2,787	1,430,010	24,800
E-mini S&P 500 Index	March 2015	7,130	731,681	21,445
E-mini Russell 2000 Index	March 2015	957	114,907	6,215
E-mini S&P MidCap Index	March 2015	240	34,766	1,174
				53,634

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Total Stock Market Index Fund

At December 31, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Empire State Realty Trust Inc.	2/10/15	GSI	6,738	(0.512%)	198
Empire State Realty Trust Inc.	2/10/15	GSI	601	(0.514%)	(3)
Empire State Realty Trust Inc.	2/10/15	GSI	302	(0.520%)	(3)
Empire State Realty Trust Inc.	2/10/15	GSI	302	(0.519%)	(3)
Empire State Realty Trust Inc.	2/10/15	GSI	300	(0.515%)	(2)
Empire State Realty Trust Inc.	2/13/15	GSI	976	(0.518%)	(9)
SLM Corp.	3/16/15	GSI	41,588	(0.562%)	2,045
					2,223
1 GSI—Goldman Sachs International.

At December 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $2,608,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended December 31, 2014, the fund realized gains on the sale of passive foreign investment companies of $54,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies had unrealized appreciation of $9,477,000 at December 31, 2014, of which $7,117,000 has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended December 31, 2014, the fund realized $4,323,687,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $4,133,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

28

Total Stock Market Index Fund

For tax purposes, at December 31, 2014, the fund had $75,263,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $701,289,000 to offset taxable capital gains realized during the year ended December 31, 2014. At December 31, 2014, the fund had available capital losses totaling $2,188,503,000 to offset future net capital gains. Of this amount, $2,155,179,000 is subject to expiration on December 31, 2016. Capital losses of $33,324,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $252,992,910,000. Net unrealized appreciation of investment securities for tax purposes was $130,848,343,000, consisting of unrealized gains of $138,781,679,000 on securities that had risen in value since their purchase and $7,933,336,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $56,679,136,000 of investment securities and sold $16,663,026,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,446,706,000 and $6,643,732,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	13,269,562	278,821	12,266,763	300,373
Issued in Lieu of Cash Distributions	1,951,687	39,347	1,721,975	41,022
Redeemed	(13,747,508)	(281,022)	(12,834,471)	(306,111)
Net Increase (Decrease)—Investor Shares	1,473,741	37,146	1,154,267	35,284
Admiral Shares
Issued[1]	28,300,043	579,782	13,336,091	322,900
Issued in Lieu of Cash Distributions	1,654,483	33,282	1,287,181	30,594
Redeemed	(9,262,724)	(189,917)	(7,318,010)	(176,330)
Net Increase (Decrease)—Admiral Shares	20,691,802	423,147	7,305,262	177,164
Signal Shares
Issued	1,941,106	42,389	3,462,726	87,006
Issued in Lieu of Cash Distributions	105,979	2,263	172,682	4,261
Redeemed[1]	(13,494,640)	(286,099)	(3,393,201)	(83,052)
Net Increase (Decrease)—Signal Shares	(11,447,555)	(241,447)	242,207	8,215
Institutional Shares
Issued	27,653,328	568,377	16,902,913	404,366
Issued in Lieu of Cash Distributions	1,457,656	29,311	965,838	22,878
Redeemed	(6,495,900)	(132,169)	(5,118,689)	(123,389)
Net Increase (Decrease)—Institutional Shares	22,615,084	465,519	12,750,062	303,855

29

Total Stock Market Index Fund

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	13,809,740	137,515	9,888,388	115,881
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,577,704)	(65,800)	(3,407,167)	(38,900)
Net Increase (Decrease)—ETF Shares	7,232,036	71,715	6,481,221	76,981

1 Admiral Shares Issued and Signal Shares Redeemed include $9,780,011,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 10, 2015

Special 2014 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $6,335,350,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares

Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	12.43%	15.56%	7.99%
Returns After Taxes on Distributions	11.97	15.16	7.65
Returns After Taxes on Distributions and Sale of Fund Shares	7.38	12.55	6.49

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,051.46	$0.88
Admiral Shares	1,000.00	1,052.06	0.26
Institutional Shares	1,000.00	1,052.10	0.21
ETF Shares	1,000.00	1,052.09	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
ETF Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

34

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group, and of
each of the investment companies served by The
Vanguard Group, since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2009–2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science, School of
Arts and Sciences, and Professor of Communication,
Annenberg School for Communication, with secondary
faculty appointments in the Department of Philosophy,
School of Arts and Sciences, and at the Graduate
School of Education, University of Pennsylvania;
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of Cummins
Inc. (industrial machinery); Chairman of the Board
of Hillenbrand, Inc. (specialized consumer services),
and of Oxfam America; Director of SKF AB (industrial
machinery), Hyster-Yale Materials Handling, Inc.
(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg
Institute for International Studies, both at the
University of Notre Dame.

Mark Loughridge
Born 1953. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary
Member of IBM’s Retirement Plan Committee (2004–
2013); Member of the Council on Chicago Booth.

Scott C. Malpass
Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years: Chief
Investment Officer and Vice President at the University
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;
Board Member of TIFF Advisory Services, Inc.
(investment advisor); Member of the Investment
Advisory Committees of the Financial Industry
Regulatory Authority (FINRA) and of Major League
Baseball.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking, Emeritus
at the Harvard Business School (retired 2011);
Chief Investment Officer and Managing Partner of
HighVista Strategies LLC (private investment firm);
Director of Rand Merchant Bank; Overseer of the
Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (housewares/lignite), and of Hyster-
Yale Materials Handling, Inc. (forklift trucks); Chairman
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group; Assistant Controller of each of the investment
companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group; Treasurer of each of
the investment companies served by The Vanguard
Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc.; General Counsel
of The Vanguard Group; Secretary of The Vanguard
Group and of each of the investment companies
served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	Michael S. Miller
Paul A. Heller	James M. Norris
Martha G. King	Glenn W. Reed
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott
C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2014: $454,000
Fiscal Year Ended December 31, 2013: $407,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2014: $6,605,127
Fiscal Year Ended December 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the
Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2014: $2,176,479
Fiscal Year Ended December 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2014: $316,869
Fiscal Year Ended December 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and
Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2014: $198,163
Fiscal Year Ended December 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing
Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2014: $515,032
Fiscal Year Ended December 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (3.9%)
	RPM International Inc.	2,333,471	118,330
	Rockwood Holdings Inc.	1,245,865	98,174
	Steel Dynamics Inc.	3,992,856	78,819
	NewMarket Corp.	186,197	75,136
	United States Steel Corp.	2,543,293	68,008
	Royal Gold Inc.	1,076,322	67,485
	Allegheny Technologies Inc.	1,900,114	66,067
	PolyOne Corp.	1,589,049	60,241
	Cytec Industries Inc.	1,259,811	58,165
	Axiall Corp.	1,226,886	52,106
*	Platform Specialty Products Corp.	2,225,829	51,684
	Compass Minerals International Inc.	587,132	50,981
	Sensient Technologies Corp.	841,657	50,786
	Domtar Corp.	1,126,742	45,318
	KapStone Paper and Packaging Corp.	1,509,974	44,257
	Cabot Corp.	1,007,423	44,186
	Carpenter Technology Corp.	883,759	43,525
	Minerals Technologies Inc.	602,981	41,877
	HB Fuller Co.	878,782	39,132
*	Chemtura Corp.	1,534,432	37,947
*	Polypore International Inc.	780,179	36,707
	Balchem Corp.	537,142	35,795
	Commercial Metals Co.	2,066,533	33,664
	Olin Corp.	1,367,611	31,141
*	Stillwater Mining Co.	2,101,942	30,983
	Worthington Industries Inc.	898,268	27,029
	Tronox Ltd. Class A	1,057,301	25,248
	US Silica Holdings Inc.	942,989	24,225
	Innophos Holdings Inc.	380,271	22,227
*	Clearwater Paper Corp.	324,005	22,211
	SunCoke Energy Inc.	1,100,335	21,280
	Kaiser Aluminum Corp.	295,614	21,116
*	Century Aluminum Co.	855,663	20,878
*	Resolute Forest Products Inc.	1,158,059	20,393
	Quaker Chemical Corp.	220,506	20,295
*	Ferro Corp.	1,521,378	19,717
	A Schulman Inc.	483,999	19,616
*	Calgon Carbon Corp.	930,720	19,340
	PH Glatfelter Co.	751,112	19,206
	Globe Specialty Metals Inc.	1,096,352	18,890
	Peabody Energy Corp.	2,370,092	18,345
	Hecla Mining Co.	6,424,806	17,925
*,^	AK Steel Holding Corp.	2,942,011	17,476
	Innospec Inc.	405,882	17,331
^	Cliffs Natural Resources Inc.	2,411,638	17,219
	Rayonier Advanced Materials Inc.	746,071	16,637
	OM Group Inc.	512,190	15,263
*	Horsehead Holding Corp.	887,403	14,048
*,^	Intrepid Potash Inc.	997,517	13,846
*	RTI International Metals Inc.	537,450	13,576
	Deltic Timber Corp.	198,125	13,552
	Stepan Co.	330,924	13,263
*	Kraton Performance Polymers Inc.	574,480	11,943
*	LSB Industries Inc.	336,385	10,576
	Haynes International Inc.	216,745	10,512
	Tredegar Corp.	452,249	10,171
*	Cloud Peak Energy Inc.	1,064,742	9,774
*	Coeur Mining Inc.	1,805,568	9,226
	Koppers Holdings Inc.	339,878	8,830
^	Arch Coal Inc.	3,706,564	6,598
*,^	Alpha Natural Resources Inc.	3,865,886	6,456

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Axalta Coating Systems Ltd.	229,774	5,979
	Kronos Worldwide Inc.	404,244	5,263
	American Vanguard Corp.	431,674	5,016
	FutureFuel Corp.	381,330	4,965
*	Rentech Inc.	3,787,209	4,772
*,^	FMSA Holdings Inc.	414,989	2,872
*,^	Molycorp Inc.	1,497,262	1,319
*	NL Industries Inc.	127,365	1,095
^	Walter Energy Inc.	594,782	821
*,^	Allied Nevada Gold Corp.	821,311	715
			1,987,569
Consumer Goods (7.5%)
	Snap-on Inc.	1,015,779	138,898
	Goodyear Tire & Rubber Co.	4,799,910	137,133
	Harman International Industries Inc.	1,197,751	127,812
*	WhiteWave Foods Co. Class A	3,048,124	106,654
	Ingredion Inc.	1,256,226	106,578
*	Hain Celestial Group Inc.	1,764,267	102,839
	Leggett & Platt Inc.	2,405,995	102,519
*	Middleby Corp.	1,001,002	99,199
*	Toll Brothers Inc.	2,799,237	95,930
	Gentex Corp.	2,431,284	87,842
	Brunswick Corp.	1,624,944	83,295
*	Visteon Corp.	774,396	82,752
	Carter's Inc.	878,530	76,704
*	Kate Spade & Co.	2,222,070	71,128
	Dana Holding Corp.	2,961,200	64,377
*	TreeHouse Foods Inc.	702,777	60,109
	Flowers Foods Inc.	3,119,125	59,856
*	Tempur Sealy International Inc.	1,064,674	58,461
*	Tenneco Inc.	1,014,215	57,415
	Pinnacle Foods Inc.	1,625,897	57,394
*	Deckers Outdoor Corp.	575,058	52,353
*	Darling Ingredients Inc.	2,878,501	52,274
	Wolverine World Wide Inc.	1,686,431	49,699
	Scotts Miracle-Gro Co. Class A	797,251	49,685
	Tupperware Brands Corp.	748,351	47,146
	Pool Corp.	721,009	45,741
*	Boston Beer Co. Inc. Class A	154,991	44,876
	Thor Industries Inc.	793,061	44,308
^	Nu Skin Enterprises Inc. Class A	932,383	40,745
*	Skechers U.S.A. Inc. Class A	723,977	40,000
	HNI Corp.	775,827	39,614
*	Take-Two Interactive Software Inc.	1,396,464	39,143
*	TRI Pointe Homes Inc.	2,537,245	38,693
*	Post Holdings Inc.	870,929	36,483
	Spectrum Brands Holdings Inc.	368,095	35,219
*	Zynga Inc. Class A	12,750,843	33,917
*	G-III Apparel Group Ltd.	332,749	33,611
*	Steven Madden Ltd.	1,011,010	32,180
	Cooper Tire & Rubber Co.	913,702	31,660
	Lancaster Colony Corp.	334,446	31,318
*	Helen of Troy Ltd.	471,466	30,674
^	Sanderson Farms Inc.	363,152	30,514
	Dean Foods Co.	1,558,901	30,212
	Snyder's-Lance Inc.	983,145	30,035
	Ryland Group Inc.	766,203	29,545
	Herman Miller Inc.	987,230	29,054
	Vector Group Ltd.	1,335,955	28,469
	J&J Snack Foods Corp.	260,807	28,368
	B&G Foods Inc.	938,594	28,064
*	American Axle & Manufacturing Holdings Inc.	1,192,468	26,938
*	Iconix Brand Group Inc.	797,195	26,937
	KB Home	1,605,681	26,574

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Fresh Del Monte Produce Inc.	788,651	26,459
*,^	Dorman Products Inc.	530,198	25,593
	Andersons Inc.	480,179	25,517
	Steelcase Inc. Class A	1,397,416	25,084
	La-Z-Boy Inc.	905,594	24,306
*	Select Comfort Corp.	885,486	23,935
*	Gentherm Inc.	624,362	22,864
*	TiVo Inc.	1,920,195	22,735
*	Tumi Holdings Inc.	949,675	22,536
*	Meritage Homes Corp.	615,851	22,164
	Columbia Sportswear Co.	487,463	21,712
*	Seaboard Corp.	5,103	21,422
	Schweitzer-Mauduit International Inc.	506,214	21,413
	Herbalife Ltd.	561,379	21,164
	WD-40 Co.	242,698	20,649
*	Drew Industries Inc.	393,004	20,071
*	Standard Pacific Corp.	2,694,115	19,640
	Cal-Maine Foods Inc.	495,455	19,338
	Interface Inc. Class A	1,100,651	18,128
	MDC Holdings Inc.	683,080	18,081
*	Crocs Inc.	1,442,974	18,023
^	Universal Corp.	405,468	17,833
*	ACCO Brands Corp.	1,960,855	17,667
*,^	GoPro Inc. Class A	272,385	17,220
	Knoll Inc.	808,882	17,124
*	iRobot Corp.	465,337	16,157
	Briggs & Stratton Corp.	753,772	15,392
*	Blount International Inc.	864,658	15,192
	Oxford Industries Inc.	259,273	14,314
	Ethan Allen Interiors Inc.	455,540	14,108
*	Cooper-Standard Holding Inc.	239,725	13,875
*	Eastman Kodak Co.	549,416	11,928
*	Modine Manufacturing Co.	837,902	11,395
*	Chiquita Brands International Inc.	783,294	11,326
*	Boulder Brands Inc.	1,016,332	11,241
*	Taylor Morrison Home Corp. Class A	577,093	10,901
*	Diamond Foods Inc.	384,855	10,864
	Tootsie Roll Industries Inc.	327,750	10,046
*	USANA Health Sciences Inc.	96,999	9,951
*	DTS Inc.	299,910	9,222
*	RealD Inc.	744,654	8,787
	Movado Group Inc.	307,347	8,719
*	Hovnanian Enterprises Inc. Class A	2,059,326	8,505
*	Federal-Mogul Holdings Corp.	523,747	8,427
	Phibro Animal Health Corp. Class A	258,747	8,163
	Inter Parfums Inc.	297,073	8,155
	Titan International Inc.	748,756	7,959
	Superior Industries International Inc.	395,115	7,819
*,^	Elizabeth Arden Inc.	364,438	7,795
*	Vince Holding Corp.	288,449	7,540
*	Vera Bradley Inc.	355,160	7,238
*	Revlon Inc. Class A	182,687	6,241
*	Central Garden and Pet Co. Class A	572,623	5,469
*	LeapFrog Enterprises Inc.	1,147,425	5,416
	National Presto Industries Inc.	90,452	5,250
*	Quiksilver Inc.	2,090,524	4,620
*	National Beverage Corp.	202,122	4,572
*,^	Wayfair Inc.	198,354	3,937
*	Central Garden and Pet Co.	182,553	1,603
			3,783,749
Consumer Services (13.7%)
	Alaska Air Group Inc.	2,318,675	138,564
*	Rite Aid Corp.	17,157,690	129,026
	Gannett Co. Inc.	3,948,008	126,060

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Omnicare Inc.	1,711,193	124,797
*	Avis Budget Group Inc.	1,857,359	123,199
*	Spirit Airlines Inc.	1,272,035	96,140
	Domino's Pizza Inc.	961,593	90,553
	KAR Auction Services Inc.	2,462,332	85,320
*	Madison Square Garden Co. Class A	1,117,986	84,140
*	Sally Beauty Holdings Inc.	2,713,219	83,404
	Dick's Sporting Goods Inc.	1,656,271	82,234
*	Office Depot Inc.	9,416,271	80,745
	Service Corp. International	3,448,568	78,282
*	Panera Bread Co. Class A	447,123	78,157
	Dunkin' Brands Group Inc.	1,828,256	77,975
	Dun & Bradstreet Corp.	627,889	75,949
	Lamar Advertising Co. Class A	1,412,809	75,783
	Cablevision Systems Corp. Class A	3,645,263	75,238
	International Game Technology	4,325,023	74,607
	GNC Holdings Inc. Class A	1,553,371	72,946
*	Copart Inc.	1,987,694	72,531
	Foot Locker Inc.	1,256,096	70,567
*	JetBlue Airways Corp.	4,335,967	68,768
*	VCA Inc.	1,397,001	68,132
*	Groupon Inc. Class A	8,184,729	67,606
^	GameStop Corp. Class A	1,969,512	66,570
	Brinker International Inc.	1,110,940	65,201
	Graham Holdings Co. Class B	75,444	65,162
	Cinemark Holdings Inc.	1,820,227	64,764
*	AMC Networks Inc. Class A	1,006,694	64,197
*	Live Nation Entertainment Inc.	2,455,284	64,107
*	United Natural Foods Inc.	828,427	64,058
*	Pandora Media Inc.	3,455,317	61,608
	Casey's General Stores Inc.	675,542	61,015
*	Buffalo Wild Wings Inc.	330,775	59,665
	Cracker Barrel Old Country Store Inc.	417,982	58,835
	Vail Resorts Inc.	634,003	57,777
*	Yelp Inc. Class A	1,038,261	56,824
*	Restoration Hardware Holdings Inc.	586,738	56,333
	CST Brands Inc.	1,289,643	56,241
	Dillard's Inc. Class A	443,770	55,551
*	Apollo Education Group Inc.	1,605,297	54,757
	Jack in the Box Inc.	675,204	53,989
*,^	SolarCity Corp.	1,006,672	53,837
	DSW Inc. Class A	1,422,551	53,061
	Six Flags Entertainment Corp.	1,227,178	52,953
*	Murphy USA Inc.	759,215	52,280
	Lions Gate Entertainment Corp.	1,466,409	46,954
	Sotheby's	1,085,072	46,853
	John Wiley & Sons Inc. Class A	784,982	46,502
*	Cabela's Inc.	869,636	45,839
	DeVry Education Group Inc.	948,887	45,044
*	HomeAway Inc.	1,483,320	44,173
*	Starz	1,486,470	44,148
*	Bloomin' Brands Inc.	1,756,594	43,493
	Wendy's Co.	4,787,472	43,231
	Time Inc.	1,714,667	42,198
	HSN Inc.	549,118	41,733
	Chico's FAS Inc.	2,538,848	41,155
	American Eagle Outfitters Inc.	2,887,933	40,085
*	Burlington Stores Inc.	847,222	40,040
*	Asbury Automotive Group Inc.	520,206	39,494
	Big Lots Inc.	979,404	39,196
	Cheesecake Factory Inc.	778,436	39,163
	Aaron's Inc.	1,266,396	38,714
*	Houghton Mifflin Harcourt Co.	1,854,168	38,400
*	Grand Canyon Education Inc.	816,019	38,075

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Rollins Inc.	1,144,238	37,874
	Texas Roadhouse Inc. Class A	1,091,211	36,839
	Allegiant Travel Co. Class A	244,350	36,733
	Dolby Laboratories Inc. Class A	843,192	36,358
	Hillenbrand Inc.	1,041,739	35,940
	Abercrombie & Fitch Co.	1,246,908	35,711
*	SUPERVALU Inc.	3,649,960	35,405
	Meredith Corp.	649,185	35,264
	Men's Wearhouse Inc.	797,712	35,219
*	Five Below Inc.	853,909	34,865
*	Life Time Fitness Inc.	615,201	34,833
	Penske Automotive Group Inc.	709,389	34,810
	Group 1 Automotive Inc.	382,167	34,250
	Choice Hotels International Inc.	610,473	34,199
	Lithia Motors Inc. Class A	393,244	34,090
	Sinclair Broadcast Group Inc. Class A	1,215,200	33,248
	Rent-A-Center Inc.	878,001	31,889
*	Fresh Market Inc.	761,330	31,367
	PriceSmart Inc.	343,098	31,297
	New York Times Co. Class A	2,353,099	31,108
*,^	JC Penney Co. Inc.	4,798,342	31,093
	DineEquity Inc.	298,363	30,922
*	Genesco Inc.	400,312	30,672
	Monro Muffler Brake Inc.	524,116	30,294
	Chemed Corp.	282,359	29,837
*	Lumber Liquidators Holdings Inc.	449,084	29,779
	Marriott Vacations Worldwide Corp.	399,278	29,762
	Regal Entertainment Group Class A	1,390,106	29,693
	AMERCO	102,879	29,244
*	Ascena Retail Group Inc.	2,271,778	28,534
*	comScore Inc.	598,128	27,771
*	Bright Horizons Family Solutions Inc.	590,357	27,753
*	La Quinta Holdings Inc.	1,257,321	27,736
*	ANN Inc.	759,468	27,705
	Papa John's International Inc.	491,083	27,402
*	Shutterfly Inc.	643,862	26,846
^	Buckle Inc.	507,637	26,661
	Nexstar Broadcasting Group Inc. Class A	512,951	26,566
	Matthews International Corp. Class A	545,489	26,549
*	Vitamin Shoppe Inc.	540,014	26,234
*	Acxiom Corp.	1,279,558	25,937
*	DreamWorks Animation SKG Inc. Class A	1,150,349	25,687
*	WebMD Health Corp.	620,474	24,540
*	Beacon Roofing Supply Inc.	864,199	24,025
	Sonic Corp.	881,008	23,990
	Pier 1 Imports Inc.	1,520,338	23,413
	Brown Shoe Co. Inc.	726,225	23,348
*	GrubHub Inc.	641,196	23,288
*	Popeyes Louisiana Kitchen Inc.	408,207	22,970
	Morningstar Inc.	350,886	22,706
*	Lands' End Inc.	419,203	22,620
	SeaWorld Entertainment Inc.	1,259,238	22,540
*	Krispy Kreme Doughnuts Inc.	1,126,511	22,237
*	Pinnacle Entertainment Inc.	996,555	22,173
	Guess? Inc.	1,043,357	21,994
	Churchill Downs Inc.	226,883	21,622
*	Hibbett Sports Inc.	439,477	21,284
	Children's Place Inc.	358,324	20,424
*	Constant Contact Inc.	554,059	20,334
	Finish Line Inc. Class A	836,436	20,334
	Bob Evans Farms Inc.	391,924	20,059
*	Caesars Acquisition Co. Class A	1,907,726	19,669
*	Belmond Ltd. Class A	1,545,568	19,119
	Sabre Corp.	927,841	18,807

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	ServiceMaster Global Holdings Inc.	701,034	18,767
*,^	TrueCar Inc.	808,931	18,525
*	Diamond Resorts International Inc.	661,467	18,455
*	Express Inc.	1,252,975	18,406
	Cato Corp. Class A	434,915	18,345
*	Mattress Firm Holding Corp.	306,299	17,790
	Extended Stay America Inc.	893,368	17,251
*	Barnes & Noble Inc.	735,329	17,074
*	Penn National Gaming Inc.	1,238,919	17,010
*	Boyd Gaming Corp.	1,327,444	16,965
	Scholastic Corp.	461,862	16,821
*,^	Media General Inc.	1,004,394	16,804
*	Rush Enterprises Inc. Class A	506,693	16,240
*,^	Caesars Entertainment Corp.	1,010,420	15,853
	Sonic Automotive Inc. Class A	582,041	15,738
	New Media Investment Group Inc.	655,271	15,484
*,^	Sears Holdings Corp.	465,812	15,362
*	BJ's Restaurants Inc.	296,629	14,894
	Capella Education Co.	192,611	14,823
*	Zumiez Inc.	383,254	14,805
	International Speedway Corp. Class A	465,771	14,742
	National CineMedia Inc.	1,011,879	14,541
	Interval Leisure Group Inc.	649,356	13,565
*	Strayer Education Inc.	181,267	13,465
*	Michaels Cos. Inc.	535,293	13,238
*,^	Coupons.com Inc.	740,126	13,137
*	Regis Corp.	773,406	12,962
*	Fiesta Restaurant Group Inc.	210,900	12,823
*	Bankrate Inc.	1,005,077	12,493
*	Francesca's Holdings Corp.	740,143	12,360
*,^	Weight Watchers International Inc.	495,899	12,318
*	Biglari Holdings Inc.	30,711	12,269
*	Ascent Capital Group Inc. Class A	222,719	11,789
*	FTD Cos. Inc.	332,348	11,572
	SkyWest Inc.	848,730	11,271
	Stage Stores Inc.	528,693	10,944
	Fred's Inc. Class A	611,592	10,648
*,^	Scientific Games Corp. Class A	816,693	10,396
*	American Public Education Inc.	271,180	9,998
*	Steiner Leisure Ltd.	213,560	9,869
	AMC Entertainment Holdings Inc.	376,389	9,854
*,^	RetailMeNot Inc.	660,516	9,657
*	zulily Inc. Class A	409,521	9,583
	ClubCorp Holdings Inc.	506,164	9,076
*	Global Eagle Entertainment Inc.	665,619	9,059
	Weis Markets Inc.	187,763	8,979
*	Pep Boys-Manny Moe & Jack	883,924	8,680
*,^	Conn's Inc.	443,005	8,280
	Clear Channel Outdoor Holdings Inc. Class A	745,427	7,894
*	Blue Nile Inc.	206,716	7,444
*,^	Noodles & Co. Class A	271,404	7,151
	Harte-Hanks Inc.	866,369	6,706
*	Ruby Tuesday Inc.	972,308	6,651
*	K12 Inc.	534,769	6,348
*	Diplomat Pharmacy Inc.	216,713	5,931
*,^	Clean Energy Fuels Corp.	1,178,384	5,886
*,^	Container Store Group Inc.	292,890	5,603
*	Cumulus Media Inc. Class A	1,316,634	5,569
*	Angie's List Inc.	765,637	4,770
	Speedway Motorsports Inc.	216,226	4,729
*,^	El Pollo Loco Holdings Inc.	225,557	4,504
*	Rush Enterprises Inc. Class B	147,308	4,148
*	Smart & Final Stores Inc.	247,561	3,894
*,^	Tile Shop Holdings Inc.	402,961	3,578

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* SFX Entertainment Inc.	787,893	3,569
* Liquidity Services Inc.	417,688	3,413
World Wrestling Entertainment Inc. Class A	274,941	3,393
* Potbelly Corp.	252,665	3,252
* Bridgepoint Education Inc.	277,028	3,136
* Sears Hometown and Outlet Stores Inc.	218,134	2,868
* Dave & Buster's Entertainment Inc.	102,133	2,788
* Aeropostale Inc.	621,940	1,443
* RealNetworks Inc.	204,636	1,441
* Travelzoo Inc.	8,253	104
		6,908,663
Financials (25.0%)
Arthur J Gallagher & Co.	2,821,176	132,821
* E*TRADE Financial Corp.	5,055,197	122,614
WP Carey Inc.	1,727,454	121,095
Duke Realty Corp.	5,973,883	120,672
Extra Space Storage Inc.	1,932,030	113,294
* Signature Bank	835,586	105,250
Regency Centers Corp.	1,630,045	103,964
* SVB Financial Group	888,958	103,181
Kilroy Realty Corp.	1,470,091	101,539
DDR Corp.	5,356,354	98,343
Mid-America Apartment Communities Inc.	1,315,576	98,247
Liberty Property Trust	2,596,871	97,720
East West Bancorp Inc.	2,509,537	97,144
Protective Life Corp.	1,386,114	96,543
Apartment Investment & Management Co. Class A	2,547,233	94,630
CBOE Holdings Inc.	1,475,420	93,571
HCC Insurance Holdings Inc.	1,692,253	90,569
Starwood Property Trust Inc.	3,888,035	90,358
National Retail Properties Inc.	2,293,170	90,282
* Liberty Ventures Class A	2,348,929	88,602
Omega Healthcare Investors Inc.	2,227,703	87,036
Hospitality Properties Trust	2,620,533	81,237
Eaton Vance Corp.	1,965,038	80,429
Taubman Centers Inc.	1,051,598	80,363
LaSalle Hotel Properties	1,952,158	79,004
Senior Housing Properties Trust	3,564,297	78,807
Spirit Realty Capital Inc.	6,619,453	78,705
RLJ Lodging Trust	2,308,019	77,388
PacWest Bancorp	1,692,500	76,941
* Howard Hughes Corp.	588,912	76,806
American Campus Communities Inc.	1,837,669	76,006
NorthStar Asset Management Group Inc.	3,297,667	74,428
BioMed Realty Trust Inc.	3,451,640	74,348
Corrections Corp. of America	2,036,176	73,995
Assured Guaranty Ltd.	2,831,823	73,599
Equity LifeStyle Properties Inc.	1,393,447	71,832
Highwoods Properties Inc.	1,595,486	70,648
Brown & Brown Inc.	2,136,225	70,303
Cullen/Frost Bankers Inc.	992,056	70,079
American Financial Group Inc.	1,152,052	69,953
Waddell & Reed Financial Inc. Class A	1,388,480	69,174
Retail Properties of America Inc.	4,136,125	69,032
NorthStar Realty Finance Corp.	3,900,255	68,566
Douglas Emmett Inc.	2,405,112	68,305
Weingarten Realty Investors	1,923,716	67,176
Investors Bancorp Inc.	5,930,776	66,573
City National Corp.	818,837	66,170
Home Properties Inc.	1,002,728	65,779
Umpqua Holdings Corp.	3,797,953	64,603
* Forest City Enterprises Inc. Class A	3,018,369	64,291
Prosperity Bancshares Inc.	1,158,540	64,137
Two Harbors Investment Corp.	6,400,096	64,129

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Commerce Bancshares Inc.	1,430,645	62,219
	RenaissanceRe Holdings Ltd.	639,937	62,215
*	Alleghany Corp.	133,717	61,978
	CNO Financial Group Inc.	3,584,791	61,730
*	Popular Inc.	1,808,485	61,579
	Synovus Financial Corp.	2,267,919	61,438
	Allied World Assurance Co. Holdings AG	1,600,934	60,707
*	Outfront Media Inc.	2,258,222	60,611
	First American Financial Corp.	1,781,153	60,381
	Validus Holdings Ltd.	1,451,072	60,307
	Old Republic International Corp.	4,104,400	60,047
	CubeSmart	2,704,279	59,683
	American Homes 4 Rent Class A	3,501,175	59,625
	Sunstone Hotel Investors Inc.	3,590,358	59,277
	Tanger Factory Outlet Centers Inc.	1,592,428	58,856
*	Strategic Hotels & Resorts Inc.	4,440,243	58,744
	Healthcare Trust of America Inc. Class A	2,158,265	58,144
*	Equity Commonwealth	2,253,011	57,835
	EPR Properties	998,990	57,572
	Chimera Investment Corp.	17,961,792	57,118
	Pebblebrook Hotel Trust	1,248,312	56,960
	Post Properties Inc.	951,967	55,947
*	Stifel Financial Corp.	1,096,096	55,923
	First Horizon National Corp.	4,112,079	55,842
	Radian Group Inc.	3,339,522	55,837
	Columbia Property Trust Inc.	2,184,467	55,376
*	MGIC Investment Corp.	5,917,848	55,154
	CBL & Associates Properties Inc.	2,827,277	54,906
	DCT Industrial Trust Inc.	1,539,278	54,891
	Hanover Insurance Group Inc.	769,633	54,890
	FirstMerit Corp.	2,890,959	54,610
*,^	Zillow Inc. Class A	511,687	54,183
	Federated Investors Inc. Class B	1,645,298	54,180
	First Niagara Financial Group Inc.	6,210,894	52,358
	Geo Group Inc.	1,295,931	52,304
	MFA Financial Inc.	6,451,071	51,544
*	Liberty Broadband Corp.	1,034,498	51,539
	Sovran Self Storage Inc.	590,059	51,465
	StanCorp Financial Group Inc.	734,838	51,336
	Webster Financial Corp.	1,577,332	51,311
	DiamondRock Hospitality Co.	3,420,525	50,863
	Piedmont Office Realty Trust Inc. Class A	2,697,250	50,816
*	PRA Group Inc.	875,278	50,705
	Primerica Inc.	928,750	50,394
	Brandywine Realty Trust	3,128,311	49,990
	Associated Banc-Corp	2,656,440	49,489
	BankUnited Inc.	1,687,888	48,898
	Sun Communities Inc.	797,157	48,196
	Aspen Insurance Holdings Ltd.	1,087,793	47,613
	Bank of the Ozarks Inc.	1,253,622	47,537
	Healthcare Realty Trust Inc.	1,715,824	46,876
	Washington Prime Group Inc.	2,711,684	46,695
	Gaming and Leisure Properties Inc.	1,572,143	46,127
	Corporate Office Properties Trust	1,616,770	45,868
	White Mountains Insurance Group Ltd.	72,493	45,679
	Colony Financial Inc.	1,916,013	45,639
	Bank of Hawaii Corp.	766,787	45,478
	ProAssurance Corp.	999,400	45,123
	MarketAxess Holdings Inc.	620,580	44,502
	Endurance Specialty Holdings Ltd.	743,122	44,468
	Hancock Holding Co.	1,425,401	43,760
*	Texas Capital Bancshares Inc.	798,814	43,400
	PrivateBancorp Inc.	1,292,325	43,164
	Susquehanna Bancshares Inc.	3,167,991	42,546

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Assurant Inc.	613,781	42,001
Kite Realty Group Trust	1,459,463	41,945
Janus Capital Group Inc.	2,600,310	41,943
TCF Financial Corp.	2,630,096	41,792
Cousins Properties Inc.	3,594,326	41,047
MB Financial Inc.	1,241,313	40,790
United Bankshares Inc.	1,088,354	40,759
UMB Financial Corp.	715,459	40,702
FNB Corp.	3,032,475	40,393
American National Insurance Co.	352,318	40,256
Fulton Financial Corp.	3,237,421	40,015
^ Ryman Hospitality Properties Inc.	757,815	39,967
Medical Properties Trust Inc.	2,862,899	39,451
National Health Investors Inc.	548,209	38,353
DuPont Fabros Technology Inc.	1,150,772	38,252
Wintrust Financial Corp.	816,281	38,169
Washington Federal Inc.	1,715,631	38,001
Acadia Realty Trust	1,181,261	37,836
First Industrial Realty Trust Inc.	1,835,162	37,731
Symetra Financial Corp.	1,620,408	37,350
Valley National Bancorp	3,842,669	37,312
* Harbinger Group Inc.	2,634,318	37,302
American Equity Investment Life Holding Co.	1,254,851	36,629
Erie Indemnity Co. Class A	403,529	36,628
* Western Alliance Bancorp	1,308,159	36,367
Iberiabank Corp.	555,176	36,003
Chesapeake Lodging Trust	958,817	35,678
^ Lexington Realty Trust	3,246,092	35,642
American Realty Capital Healthcare Trust Inc.	2,958,303	35,204
Glimcher Realty Trust	2,548,434	35,015
* Blackhawk Network Holdings Inc. Class B	918,537	34,620
Glacier Bancorp Inc.	1,245,305	34,582
BancorpSouth Inc.	1,512,572	34,048
Cathay General Bancorp	1,324,248	33,888
EastGroup Properties Inc.	529,980	33,558
RLI Corp.	676,593	33,424
Chambers Street Properties	4,139,509	33,364
* Liberty TripAdvisor Holdings Inc. Class A	1,238,202	33,308
Invesco Mortgage Capital Inc.	2,153,059	33,286
Financial Engines Inc.	907,733	33,178
EverBank Financial Corp.	1,721,804	32,818
Home BancShares Inc.	1,003,943	32,287
Washington REIT	1,164,670	32,215
First Citizens BancShares Inc. Class A	127,354	32,194
Alexander & Baldwin Inc.	810,082	31,804
First Financial Bankshares Inc.	1,063,340	31,773
Kennedy-Wilson Holdings Inc.	1,243,634	31,464
Hatteras Financial Corp.	1,691,600	31,176
Rayonier Inc.	1,107,570	30,945
Old National Bancorp	2,055,605	30,587
* Education Realty Trust Inc.	830,764	30,398
Platinum Underwriters Holdings Ltd.	412,040	30,252
Equity One Inc.	1,189,821	30,174
New York REIT Inc.	2,836,620	30,040
New Residential Investment Corp.	2,349,152	29,999
Hudson Pacific Properties Inc.	996,780	29,963
Potlatch Corp.	710,034	29,729
^ AmTrust Financial Services Inc.	522,758	29,405
WisdomTree Investments Inc.	1,867,853	29,279
* Trulia Inc.	627,426	28,880
Redwood Trust Inc.	1,456,674	28,696
Artisan Partners Asset Management Inc. Class A	566,980	28,649
NRG Yield Inc. Class A	604,956	28,518
Interactive Brokers Group Inc.	971,381	28,325

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Government Properties Income Trust	1,230,332	28,310
Capitol Federal Financial Inc.	2,214,048	28,296
SLM Corp.	2,757,867	28,103
Blackstone Mortgage Trust Inc. Class A	957,707	27,908
STAG Industrial Inc.	1,126,977	27,611
Sabra Health Care REIT Inc.	905,988	27,515
Trustmark Corp.	1,120,605	27,500
Retail Opportunity Investments Corp.	1,626,008	27,301
Mercury General Corp.	480,645	27,238
South State Corp.	400,745	26,882
Pennsylvania REIT	1,143,096	26,817
Parkway Properties Inc.	1,457,534	26,804
Mack-Cali Realty Corp.	1,401,479	26,712
CVB Financial Corp.	1,665,834	26,687
BGC Partners Inc. Class A	2,907,351	26,602
* Hilltop Holdings Inc.	1,332,592	26,585
* Ocwen Financial Corp.	1,759,482	26,568
Evercore Partners Inc. Class A	502,871	26,335
Columbia Banking System Inc.	953,005	26,312
LTC Properties Inc.	609,463	26,311
International Bancshares Corp.	990,094	26,277
PS Business Parks Inc.	329,579	26,215
PennyMac Mortgage Investment Trust	1,231,923	25,981
American Assets Trust Inc.	648,363	25,811
Community Bank System Inc.	674,609	25,723
Virtus Investment Partners Inc.	150,537	25,665
Selective Insurance Group Inc.	937,523	25,472
Ramco-Gershenson Properties Trust	1,356,579	25,422
* Enstar Group Ltd.	165,371	25,284
* Essent Group Ltd.	970,929	24,963
Kemper Corp.	690,843	24,946
Argo Group International Holdings Ltd.	448,602	24,884
* First Cash Financial Services Inc.	444,999	24,773
CYS Investments Inc.	2,833,620	24,709
Horace Mann Educators Corp.	733,087	24,324
Home Loan Servicing Solutions Ltd.	1,242,102	24,246
* MBIA Inc.	2,534,261	24,177
* FNFV Group	1,533,156	24,132
Hersha Hospitality Trust Class A	3,335,430	23,448
Pinnacle Financial Partners Inc.	592,530	23,429
Montpelier Re Holdings Ltd.	644,731	23,094
National Penn Bancshares Inc.	2,190,618	23,056
ARMOUR Residential REIT Inc.	6,248,683	22,995
Associated Estates Realty Corp.	957,886	22,233
BOK Financial Corp.	363,300	21,813
* Springleaf Holdings Inc.	602,596	21,796
First Midwest Bancorp Inc.	1,251,102	21,406
FelCor Lodging Trust Inc.	1,956,423	21,168
Westamerica Bancorporation	430,148	21,086
* Liberty Broadband Corp. Class A	411,132	20,594
Capstead Mortgage Corp.	1,675,725	20,578
Greenhill & Co. Inc.	467,603	20,387
Park National Corp.	228,970	20,259
HFF Inc. Class A	560,197	20,122
Astoria Financial Corp.	1,483,537	19,820
TFS Financial Corp.	1,312,752	19,540
Franklin Street Properties Corp.	1,577,006	19,350
* iStar Financial Inc.	1,415,171	19,317
New Senior Investment Group Inc.	1,161,353	19,104
NBT Bancorp Inc.	726,572	19,087
BBCN Bancorp Inc.	1,320,942	18,995
* Encore Capital Group Inc.	427,305	18,972
First Financial Bancorp	1,019,682	18,956
Northwest Bancshares Inc.	1,494,441	18,725

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Empire State Realty Trust Inc.	1,056,082	18,566
	Provident Financial Services Inc.	1,027,813	18,562
	Boston Private Financial Holdings Inc.	1,375,378	18,526
	Altisource Residential Corp.	950,201	18,434
	Chemical Financial Corp.	573,026	17,558
	Starwood Waypoint Residential Trust	660,668	17,422
	Independent Bank Corp.	398,124	17,044
	WesBanco Inc.	486,637	16,935
	Nelnet Inc. Class A	364,949	16,908
*	Greenlight Capital Re Ltd. Class A	516,558	16,866
	American Capital Mortgage Investment Corp.	894,462	16,852
	Select Income REIT	681,640	16,639
	Investors Real Estate Trust	2,013,749	16,452
*	St. Joe Co.	887,925	16,329
	Inland Real Estate Corp.	1,488,492	16,299
*	Piper Jaffray Cos.	270,666	15,723
	Aviv REIT Inc.	454,520	15,672
	Alexander's Inc.	35,721	15,617
	Ashford Hospitality Trust Inc.	1,486,152	15,575
*	Ambac Financial Group Inc.	634,201	15,538
	Safety Insurance Group Inc.	236,301	15,126
	ViewPoint Financial Group Inc.	630,067	15,027
	First Commonwealth Financial Corp.	1,604,904	14,797
	S&T Bancorp Inc.	495,106	14,759
	Infinity Property & Casualty Corp.	191,021	14,758
*	Navigators Group Inc.	199,793	14,653
*	KCG Holdings Inc. Class A	1,228,324	14,310
	Banner Corp.	325,253	13,992
	Talmer Bancorp Inc. Class A	986,878	13,856
*	Green Dot Corp. Class A	651,044	13,340
	Cohen & Steers Inc.	313,535	13,194
	OFG Bancorp	781,733	13,016
	First Potomac Realty Trust	1,029,298	12,722
	National Bank Holdings Corp. Class A	646,989	12,558
	Employers Holdings Inc.	523,460	12,307
	National General Holdings Corp.	653,784	12,167
	Northfield Bancorp Inc.	814,308	12,052
*	Investment Technology Group Inc.	578,331	12,041
	City Holding Co.	253,000	11,772
	Berkshire Hills Bancorp Inc.	440,760	11,751
	Brookline Bancorp Inc.	1,164,242	11,677
	FXCM Inc. Class A	701,550	11,625
	Saul Centers Inc.	201,187	11,506
	Cash America International Inc.	505,525	11,435
	Maiden Holdings Ltd.	893,277	11,425
*	Capital Bank Financial Corp.	420,323	11,265
*,^	Nationstar Mortgage Holdings Inc.	398,106	11,223
	Rouse Properties Inc.	604,816	11,201
	Resource Capital Corp.	2,195,417	11,065
*	First BanCorp	1,864,241	10,943
	Tompkins Financial Corp.	193,813	10,718
	State Bank Financial Corp.	535,153	10,692
	Moelis & Co. Class A	304,453	10,635
*	Ladder Capital Corp.	539,120	10,572
	National Western Life Insurance Co. Class A	38,971	10,493
	Anworth Mortgage Asset Corp.	1,977,359	10,381
*,^	Walter Investment Management Corp.	625,388	10,325
	Oritani Financial Corp.	666,962	10,271
	Silver Bay Realty Trust Corp.	619,757	10,263
*	Enova International Inc.	460,830	10,258
	Central Pacific Financial Corp.	469,961	10,104
	FBL Financial Group Inc. Class A	171,965	9,979
*	Ezcorp Inc. Class A	839,315	9,862
	Universal Health Realty Income Trust	203,082	9,772

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	AG Mortgage Investment Trust Inc.	495,442	9,200
*	World Acceptance Corp.	115,588	9,183
	United Fire Group Inc.	306,051	9,099
*	Forestar Group Inc.	579,695	8,927
	Urstadt Biddle Properties Inc. Class A	396,654	8,679
	Dime Community Bancshares Inc.	514,603	8,378
	Getty Realty Corp.	437,513	7,967
*,^	Altisource Portfolio Solutions SA	230,057	7,774
*	PICO Holdings Inc.	397,559	7,494
*	Tejon Ranch Co.	252,174	7,429
*	Credit Acceptance Corp.	53,941	7,358
	GAMCO Investors Inc.	79,926	7,109
	Meadowbrook Insurance Group Inc.	830,297	7,024
*	TESARO Inc.	188,796	7,021
*	Great Western Bancorp Inc.	302,759	6,900
	BancFirst Corp.	108,125	6,854
	Ashford Hospitality Prime Inc.	396,389	6,802
	CareTrust REIT Inc.	550,030	6,782
	OneBeacon Insurance Group Ltd. Class A	390,406	6,325
*	Walker & Dunlop Inc.	345,292	6,056
*	Paramount Group Inc.	324,033	6,024
*	Altisource Asset Management Corp.	19,096	5,922
*	PennyMac Financial Services Inc. Class A	338,138	5,850
*	Beneficial Mutual Bancorp Inc.	458,938	5,631
	State Auto Financial Corp.	250,078	5,557
	GFI Group Inc.	1,001,557	5,458
*	Flagstar Bancorp Inc.	343,532	5,404
*	FCB Financial Holdings Inc. Class A	216,014	5,323
	Newcastle Investment Corp.	1,158,453	5,201
	Fidelity & Guaranty Life	203,965	4,950
*	NewStar Financial Inc.	374,318	4,791
*	MoneyGram International Inc.	517,760	4,706
*	HealthEquity Inc.	143,033	3,640
*	Kearny Financial Corp.	235,082	3,232
*	Liberty Broadband Rights Exp. 01/09/2015	264,770	2,515
	STORE Capital Corp.	89,438	1,933
	Urstadt Biddle Properties Inc.	60,433	1,121
*	Blackhawk Network Holdings Inc.	7,399	287
*	On Deck Capital Inc.	10,244	230
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	66
			12,638,426
Health Care (10.3%)
*	Alkermes plc	2,556,398	149,703
	Cooper Cos. Inc.	844,007	136,805
*	Cubist Pharmaceuticals Inc.	1,333,756	134,243
*	Isis Pharmaceuticals Inc.	2,065,377	127,516
*	Brookdale Senior Living Inc.	3,206,321	117,576
*	MEDNAX Inc.	1,755,447	116,053
*	Alnylam Pharmaceuticals Inc.	1,075,880	104,360
*	Community Health Systems Inc.	1,931,990	104,173
*	Covance Inc.	989,167	102,715
*	United Therapeutics Corp.	788,943	102,160
*	Centene Corp.	923,100	95,864
*	Tenet Healthcare Corp.	1,718,128	87,058
*	Puma Biotechnology Inc.	447,916	84,777
*	Sirona Dental Systems Inc.	967,930	84,568
	Teleflex Inc.	723,900	83,118
*	Team Health Holdings Inc.	1,243,088	71,515
*	DexCom Inc.	1,271,402	69,991
*	Health Net Inc.	1,293,990	69,267
	STERIS Corp.	1,039,070	67,384
*	Cepheid	1,232,033	66,702
*	Align Technology Inc.	1,192,936	66,697
	West Pharmaceutical Services Inc.	1,242,256	66,138

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Medivation Inc.	644,537	64,202
*	WellCare Health Plans Inc.	767,381	62,971
*	Salix Pharmaceuticals Ltd.	528,957	60,798
*	NPS Pharmaceuticals Inc.	1,680,818	60,123
	Bio-Techne Corp.	648,057	59,880
*	LifePoint Hospitals Inc.	791,298	56,902
	HealthSouth Corp.	1,457,174	56,043
*	Seattle Genetics Inc.	1,732,426	55,663
*	PAREXEL International Corp.	961,567	53,425
*	Pacira Pharmaceuticals Inc.	598,740	53,084
*	Alere Inc.	1,387,359	52,720
*	Charles River Laboratories International Inc.	820,040	52,187
*	Acadia Healthcare Co. Inc.	785,346	48,071
*	Akorn Inc.	1,319,187	47,755
*	Agios Pharmaceuticals Inc.	416,518	46,667
*	Amsurg Corp.	841,032	46,030
	Hill-Rom Holdings Inc.	1,005,185	45,857
*	Insulet Corp.	980,073	45,142
*	ACADIA Pharmaceuticals Inc.	1,394,840	44,286
*,^	Myriad Genetics Inc.	1,275,460	43,442
*	Bio-Rad Laboratories Inc. Class A	354,468	42,735
*,^	OPKO Health Inc.	4,096,231	40,921
*,^	Exact Sciences Corp.	1,472,125	40,395
*	NuVasive Inc.	821,937	38,763
	Owens & Minor Inc.	1,102,228	38,699
*	Impax Laboratories Inc.	1,182,763	37,470
*	Halyard Health Inc.	813,106	36,972
	Healthcare Services Group Inc.	1,173,046	36,282
*	Synageva BioPharma Corp.	377,243	35,004
*	Nektar Therapeutics	2,246,366	34,819
*	Bruker Corp.	1,766,293	34,655
*	Haemonetics Corp.	896,929	33,563
*	Ironwood Pharmaceuticals Inc. Class A	2,163,252	33,141
*	HMS Holdings Corp.	1,533,858	32,426
*	Molina Healthcare Inc.	592,453	31,714
*	Medicines Co.	1,144,173	31,659
*	Prestige Brands Holdings Inc.	911,538	31,649
*	Thoratec Corp.	961,972	31,226
*	Auxilium Pharmaceuticals Inc.	892,392	30,685
*	Neogen Corp.	612,805	30,389
*	Acorda Therapeutics Inc.	733,676	29,985
*	Globus Medical Inc.	1,234,598	29,346
*	Magellan Health Inc.	483,028	28,996
*,^	Celldex Therapeutics Inc.	1,566,898	28,596
*	Avanir Pharmaceuticals Inc.	1,660,687	28,149
*	Air Methods Corp.	616,383	27,139
*	Receptos Inc.	216,455	26,518
	Select Medical Holdings Corp.	1,831,714	26,377
	Cantel Medical Corp.	581,096	25,138
*	ABIOMED Inc.	643,772	24,502
*	Cyberonics Inc.	437,258	24,347
*	Wright Medical Group Inc.	893,165	23,999
*	Integra LifeSciences Holdings Corp.	430,130	23,326
*,^	Keryx Biopharmaceuticals Inc.	1,608,055	22,754
*,^	MannKind Corp.	4,257,307	22,202
*	Masimo Corp.	825,124	21,734
^	PDL BioPharma Inc.	2,809,827	21,664
*	Clovis Oncology Inc.	386,191	21,627
	Abaxis Inc.	374,453	21,280
	Kindred Healthcare Inc.	1,156,717	21,029
*	HeartWare International Inc.	282,351	20,733
*,^	ARIAD Pharmaceuticals Inc.	2,946,843	20,245
^	Theravance Inc.	1,412,448	19,986
*	ICU Medical Inc.	241,873	19,809

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	CONMED Corp.	433,312	19,482
*	Achillion Pharmaceuticals Inc.	1,577,834	19,328
*,^	Merrimack Pharmaceuticals Inc.	1,666,670	18,833
	Analogic Corp.	216,413	18,311
*	Catalent Inc.	649,752	18,115
*	NxStage Medical Inc.	975,687	17,494
*	Intercept Pharmaceuticals Inc.	111,942	17,463
*	Lannett Co. Inc.	406,520	17,432
*	Ophthotech Corp.	382,474	17,162
*	Ultragenyx Pharmaceutical Inc.	390,477	17,134
*	Endologix Inc.	1,113,027	17,018
*,^	Intrexon Corp.	615,351	16,941
*	Halozyme Therapeutics Inc.	1,755,176	16,937
*	Portola Pharmaceuticals Inc.	595,399	16,862
*	Tornier NV	641,406	16,356
*	Volcano Corp.	902,924	16,144
*	Dyax Corp.	1,131,383	15,907
	Ensign Group Inc.	353,868	15,708
*	Quidel Corp.	511,838	14,802
*	Emergent Biosolutions Inc.	525,694	14,315
*	Bio-Reference Laboratories Inc.	436,703	14,031
*	IPC The Hospitalist Co. Inc.	301,384	13,830
*	Amedisys Inc.	467,311	13,716
*	Infinity Pharmaceuticals Inc.	810,659	13,692
*,^	Arena Pharmaceuticals Inc.	3,849,965	13,359
*	Hanger Inc.	586,654	12,848
*,^	Kite Pharma Inc.	219,598	12,664
*	Luminex Corp.	674,523	12,654
*	Merit Medical Systems Inc.	721,506	12,504
*	PTC Therapeutics Inc.	235,224	12,178
*	VWR Corp.	459,700	11,892
	Meridian Bioscience Inc.	691,078	11,375
*	HealthStream Inc.	362,744	10,694
*	Healthways Inc.	526,588	10,469
	National Healthcare Corp.	160,403	10,080
*	Horizon Pharma plc	779,819	10,052
*	Momenta Pharmaceuticals Inc.	833,395	10,034
*	Sagent Pharmaceuticals Inc.	389,844	9,789
*,^	Accuray Inc.	1,294,047	9,770
*	Anacor Pharmaceuticals Inc.	300,269	9,684
*,^	Sarepta Therapeutics Inc.	649,092	9,392
*	Aegerion Pharmaceuticals Inc.	446,658	9,353
*	Relypsa Inc.	298,473	9,193
*	Orthofix International NV	305,718	9,190
*	ImmunoGen Inc.	1,503,080	9,169
	Invacare Corp.	514,515	8,623
*	Gentiva Health Services Inc.	451,874	8,608
*	Ligand Pharmaceuticals Inc.	157,276	8,369
*,^	Genomic Health Inc.	249,181	7,966
*	BioScrip Inc.	1,138,363	7,957
*	Surgical Care Affiliates Inc.	235,581	7,927
*	Universal American Corp.	842,430	7,818
*,^	Sequenom Inc.	2,048,870	7,581
*	CorVel Corp.	198,263	7,379
*	LHC Group Inc.	217,512	6,782
*	Spectrum Pharmaceuticals Inc.	975,830	6,762
*	Acceleron Pharma Inc.	169,193	6,592
*	Theravance Biopharma Inc.	421,685	6,292
*	Epizyme Inc.	297,791	5,619
*	Insys Therapeutics Inc.	121,880	5,138
*	Nevro Corp.	123,144	4,762
*,^	Synergy Pharmaceuticals Inc.	1,517,080	4,627
*	INC Research Holdings Inc. Class A	178,610	4,588
*,^	ZS Pharma Inc.	108,864	4,525

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Lexicon Pharmaceuticals Inc.	4,925,302	4,482
*,^	VIVUS Inc.	1,537,572	4,428
*	Exelixis Inc.	3,065,474	4,414
*	Sage Therapeutics Inc.	67,404	2,467
*	Juno Therapeutics Inc.	20,464	1,069
			5,214,410
Industrials (19.4%)
	Packaging Corp. of America	1,719,896	134,238
*	Flextronics International Ltd.	10,121,755	113,161
	Valspar Corp.	1,303,685	112,743
	IDEX Corp.	1,387,993	108,041
*	Spirit AeroSystems Holdings Inc. Class A	2,467,680	106,209
	Acuity Brands Inc.	758,106	106,188
	Carlisle Cos. Inc.	1,121,706	101,223
	Total System Services Inc.	2,924,851	99,328
*	CoStar Group Inc.	537,237	98,653
*	Keysight Technologies Inc.	2,915,185	98,446
	Broadridge Financial Solutions Inc.	2,098,094	96,890
	Global Payments Inc.	1,182,397	95,455
	Huntington Ingalls Industries Inc.	844,145	94,933
*	Old Dominion Freight Line Inc.	1,204,997	93,556
	Allegion plc	1,673,549	92,815
	Waste Connections Inc.	2,061,323	90,678
	Jack Henry & Associates Inc.	1,429,541	88,832
*	Vantiv Inc. Class A	2,554,667	86,654
	PerkinElmer Inc.	1,974,746	86,356
	Ryder System Inc.	927,198	86,090
*	HD Supply Holdings Inc.	2,913,182	85,910
	Lincoln Electric Holdings Inc.	1,222,072	84,433
	Graco Inc.	1,039,559	83,352
*	AECOM Technology Corp.	2,689,108	81,668
	Bemis Co. Inc.	1,746,118	78,942
*	Genesee & Wyoming Inc. Class A	877,123	78,871
*	Graphic Packaging Holding Co.	5,717,283	77,869
	Sonoco Products Co.	1,778,531	77,722
	Nordson Corp.	992,699	77,391
*	Kirby Corp.	947,528	76,503
	Trinity Industries Inc.	2,720,839	76,211
	AO Smith Corp.	1,335,205	75,319
	Lennox International Inc.	755,774	71,851
	AptarGroup Inc.	1,074,904	71,847
*	Hexcel Corp.	1,667,702	69,193
*	Zebra Technologies Corp.	890,143	68,906
	MSC Industrial Direct Co. Inc. Class A	844,437	68,610
	Oshkosh Corp.	1,394,949	67,864
*	WEX Inc.	677,635	67,032
	Jabil Circuit Inc.	3,042,684	66,422
	FEI Co.	726,278	65,619
*	Berry Plastics Group Inc.	2,066,084	65,185
	Alliant Techsystems Inc.	558,179	64,888
	ITT Corp.	1,601,175	64,784
	Eagle Materials Inc.	834,656	63,459
	Fortune Brands Home & Security Inc.	1,378,894	62,423
	Toro Co.	973,095	62,093
	MAXIMUS Inc.	1,093,556	59,971
*	Cognex Corp.	1,445,456	59,741
	Triumph Group Inc.	887,731	59,673
	Timken Co.	1,395,023	59,540
*	WESCO International Inc.	777,443	59,249
*	Teledyne Technologies Inc.	575,012	59,077
	Belden Inc.	748,427	58,984
	RR Donnelley & Sons Co.	3,492,502	58,691
	CLARCOR Inc.	876,063	58,381
	Air Lease Corp. Class A	1,700,151	58,332

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* USG Corp.	2,072,464	58,008
Exelis Inc.	3,264,399	57,225
Landstar System Inc.	782,004	56,719
Babcock & Wilcox Co.	1,862,431	56,432
World Fuel Services Corp.	1,196,582	56,156
National Instruments Corp.	1,784,028	55,465
* Esterline Technologies Corp.	502,385	55,102
Deluxe Corp.	868,170	54,044
* Generac Holdings Inc.	1,143,598	53,475
Curtiss-Wright Corp.	755,525	53,332
Regal-Beloit Corp.	703,006	52,866
Manitowoc Co. Inc.	2,368,768	52,350
Woodward Inc.	1,031,647	50,788
Terex Corp.	1,799,868	50,180
Con-way Inc.	1,012,248	49,782
Kennametal Inc.	1,382,582	49,483
^ Valmont Industries Inc.	387,061	49,157
EnerSys	792,734	48,928
Crane Co.	824,760	48,413
* Moog Inc. Class A	648,112	47,980
* Euronet Worldwide Inc.	873,255	47,942
Watsco Inc.	447,213	47,852
EMCOR Group Inc.	1,075,127	47,832
* Genpact Ltd.	2,460,502	46,577
Covanta Holding Corp.	2,061,457	45,373
* CoreLogic Inc.	1,411,504	44,589
GATX Corp.	772,454	44,447
* IPG Photonics Corp.	592,791	44,412
* XPO Logistics Inc.	1,084,714	44,343
* Anixter International Inc.	487,839	43,154
* Swift Transportation Co.	1,506,141	43,121
KBR Inc.	2,535,302	42,973
* Clean Harbors Inc.	890,433	42,785
Corporate Executive Board Co.	587,894	42,640
Silgan Holdings Inc.	773,118	41,439
* Louisiana-Pacific Corp.	2,485,172	41,154
* DigitalGlobe Inc.	1,313,455	40,678
* Rexnord Corp.	1,421,617	40,104
* Armstrong World Industries Inc.	767,331	39,226
* Owens-Illinois Inc.	1,440,824	38,888
* Cimpress NV	510,533	38,208
Littelfuse Inc.	392,949	37,986
Booz Allen Hamilton Holding Corp.	1,430,353	37,947
* WageWorks Inc.	587,343	37,925
* MWI Veterinary Supply Inc.	214,371	36,424
Knight Transportation Inc.	1,063,344	35,792
* Knowles Corp.	1,485,855	34,992
* Sanmina Corp.	1,442,448	33,941
Mueller Industries Inc.	993,945	33,933
Vishay Intertechnology Inc.	2,366,766	33,490
Heartland Payment Systems Inc.	601,151	32,432
UniFirst Corp.	265,549	32,251
Convergys Corp.	1,579,509	32,175
Barnes Group Inc.	857,051	31,719
Mobile Mini Inc.	766,141	31,036
AGCO Corp.	683,301	30,885
* Advisory Board Co.	629,097	30,813
* Masonite International Corp.	495,976	30,483
Watts Water Technologies Inc. Class A	475,497	30,166
* Cardtronics Inc.	778,738	30,044
Applied Industrial Technologies Inc.	649,075	29,591
TimkenSteel Corp.	798,220	29,558
MSA Safety Inc.	555,954	29,516
Tetra Tech Inc.	1,093,777	29,204

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	United Stationers Inc.	680,334	28,683
	HEICO Corp.	474,811	28,679
*	Navistar International Corp.	852,963	28,557
	Actuant Corp. Class A	1,021,530	27,826
	SPX Corp.	323,085	27,759
*	FTI Consulting Inc.	716,670	27,685
*	ExamWorks Group Inc.	665,399	27,674
*	On Assignment Inc.	824,035	27,350
*	Huron Consulting Group Inc.	399,454	27,319
	Mueller Water Products Inc. Class A	2,656,710	27,205
*	Orbital Sciences Corp.	1,011,607	27,202
	Heartland Express Inc.	997,949	26,955
	Forward Air Corp.	531,946	26,794
	Harsco Corp.	1,413,413	26,699
*,^	NeuStar Inc. Class A	959,877	26,685
*	Coherent Inc.	438,787	26,643
	ABM Industries Inc.	926,207	26,536
	Franklin Electric Co. Inc.	706,731	26,524
*	EnPro Industries Inc.	418,983	26,295
*	Rogers Corp.	319,411	26,013
*	Itron Inc.	614,854	26,002
	Matson Inc.	752,793	25,986
*	Meritor Inc.	1,711,191	25,925
*	Proto Labs Inc.	383,329	25,744
	TAL International Group Inc.	588,513	25,641
*	Boise Cascade Co.	689,366	25,610
*	Korn/Ferry International	879,704	25,300
	Simpson Manufacturing Co. Inc.	727,728	25,179
	RBC Bearings Inc.	387,375	24,997
*	Outerwall Inc.	330,394	24,852
*	MasTec Inc.	1,073,969	24,282
*	Plexus Corp.	588,285	24,243
*	LifeLock Inc.	1,309,583	24,240
	EVERTEC Inc.	1,091,018	24,144
	HEICO Corp. Class A	501,272	23,740
*,^	Ambarella Inc.	467,319	23,702
*	Benchmark Electronics Inc.	929,166	23,638
*	TriMas Corp.	752,212	23,537
	Werner Enterprises Inc.	754,184	23,493
	G&K Services Inc. Class A	331,172	23,464
	Granite Construction Inc.	616,285	23,431
*	Veeco Instruments Inc.	668,281	23,310
*	OSI Systems Inc.	329,045	23,286
*	Hub Group Inc. Class A	610,637	23,253
	Tennant Co.	321,870	23,229
^	Greenbrier Cos. Inc.	424,289	22,797
	Aircastle Ltd.	1,061,721	22,689
*	Trex Co. Inc.	531,848	22,646
	Brady Corp. Class A	792,706	21,673
*	Greatbatch Inc.	437,177	21,553
*	Atlas Air Worldwide Holdings Inc.	433,874	21,390
*	PHH Corp.	889,369	21,309
*	TriNet Group Inc.	669,326	20,936
	Brink's Co.	849,614	20,739
	Apogee Enterprises Inc.	481,285	20,392
	AZZ Inc.	426,524	20,012
	Otter Tail Corp.	643,769	19,931
	MTS Systems Corp.	263,612	19,779
*	Imperva Inc.	395,223	19,536
	Kaman Corp.	474,330	19,016
	ArcBest Corp.	409,826	19,004
	Albany International Corp.	500,227	19,004
*	KLX Inc.	460,000	18,975
*	FARO Technologies Inc.	302,159	18,939

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	UTi Worldwide Inc.	1,567,666	18,922
*,^	Universal Display Corp.	679,014	18,843
	CIRCOR International Inc.	309,154	18,636
	Cubic Corp.	352,386	18,550
	AAR Corp.	662,589	18,407
	Universal Forest Products Inc.	333,188	17,726
	Exponent Inc.	213,843	17,642
^	Lindsay Corp.	202,720	17,381
	Standex International Corp.	223,085	17,236
	Greif Inc. Class A	356,382	16,832
	Raven Industries Inc.	664,294	16,607
*	TrueBlue Inc.	743,662	16,546
*	Tutor Perini Corp.	679,831	16,364
	ESCO Technologies Inc.	437,245	16,134
*	Sykes Enterprises Inc.	681,439	15,993
	John Bean Technologies Corp.	483,845	15,899
*	ExlService Holdings Inc.	545,820	15,670
	H&E Equipment Services Inc.	554,674	15,581
	Sun Hydraulics Corp.	395,041	15,557
	McGrath RentCorp	431,373	15,469
	AAON Inc.	666,961	14,933
*	Wabash National Corp.	1,206,999	14,918
	Primoris Services Corp.	631,578	14,678
	Badger Meter Inc.	240,087	14,249
*	Wesco Aircraft Holdings Inc.	1,017,811	14,229
	Acacia Research Corp.	832,780	14,107
*	Rofin-Sinar Technologies Inc.	489,924	14,095
*	Team Inc.	342,018	13,838
*	Nortek Inc.	169,340	13,772
	Textainer Group Holdings Ltd.	395,080	13,559
	Insperity Inc.	398,994	13,522
*	II-VI Inc.	963,518	13,152
*	Navigant Consulting Inc.	848,514	13,042
*	Thermon Group Holdings Inc.	533,015	12,894
	ManTech International Corp. Class A	421,398	12,739
*	Newport Corp.	662,337	12,657
	Astec Industries Inc.	320,953	12,617
	Altra Industrial Motion Corp.	442,766	12,570
	Materion Corp.	352,757	12,428
	Quanex Building Products Corp.	656,750	12,334
	Encore Wire Corp.	326,314	12,181
*	Aegion Corp. Class A	654,118	12,173
	General Cable Corp.	809,109	12,056
^	Sturm Ruger & Co. Inc.	339,835	11,768
*	RPX Corp.	849,550	11,707
*	Roadrunner Transportation Systems Inc.	497,775	11,623
	Methode Electronics Inc.	317,151	11,579
	Comfort Systems USA Inc.	617,796	10,577
	Resources Connection Inc.	633,284	10,417
	Quad/Graphics Inc.	453,368	10,409
	Kforce Inc.	427,128	10,307
	Gorman-Rupp Co.	320,852	10,306
	AVX Corp.	732,923	10,261
*	GrafTech International Ltd.	2,024,328	10,243
	Hyster-Yale Materials Handling Inc.	139,463	10,209
	Schnitzer Steel Industries Inc.	437,679	9,874
	Griffon Corp.	735,310	9,780
	Advanced Drainage Systems Inc.	415,786	9,555
*	Checkpoint Systems Inc.	692,998	9,515
*	Aerovironment Inc.	346,028	9,429
*	DXP Enterprises Inc.	177,289	8,958
*	Smith & Wesson Holding Corp.	932,810	8,834
	Park Electrochemical Corp.	347,377	8,660
	American Railcar Industries Inc.	167,712	8,637

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Bazaarvoice Inc.	1,022,299	8,219
	Kelly Services Inc. Class A	477,740	8,131
*	M/A-COM Technology Solutions Holdings Inc.	248,819	7,783
*	Air Transport Services Group Inc.	907,006	7,764
*	Dice Holdings Inc.	742,329	7,431
	American Science & Engineering Inc.	137,272	7,124
*	TTM Technologies Inc.	945,927	7,123
*	TeleTech Holdings Inc.	297,709	7,050
*	Paylocity Holding Corp.	263,592	6,882
*	Monster Worldwide Inc.	1,471,208	6,797
*	CAI International Inc.	290,342	6,736
*	Continental Building Products Inc.	345,963	6,134
	Black Box Corp.	256,225	6,124
	Landauer Inc.	166,600	5,688
*	InnerWorkings Inc.	658,018	5,126
*	Mistras Group Inc.	274,587	5,033
*	Ply Gem Holdings Inc.	355,034	4,963
	Greif Inc. Class B	91,711	4,518
*,^	Nuverra Environmental Solutions Inc.	143,124	794
*	Overseas Shipholding Group Inc. Class B	83,134	457
	Foster Wheeler AG	7,450	205
			9,777,519
Oil & Gas (3.8%)
	Targa Resources Corp.	662,956	70,306
*	Newfield Exploration Co.	2,398,853	65,057
*	Gulfport Energy Corp.	1,495,036	62,403
*	First Solar Inc.	1,313,700	58,584
	Superior Energy Services Inc.	2,659,809	53,595
	SemGroup Corp. Class A	760,101	51,983
	Rowan Cos. plc Class A	2,176,783	50,763
*	Diamondback Energy Inc.	843,166	50,404
*	Dril-Quip Inc.	655,444	50,292
	Western Refining Inc.	1,292,682	48,838
*,^	NOW Inc.	1,871,100	48,143
*	Oil States International Inc.	929,183	45,437
*	WPX Energy Inc.	3,553,791	41,331
	Patterson-UTI Energy Inc.	2,430,577	40,323
	PBF Energy Inc. Class A	1,460,501	38,908
	Bristow Group Inc.	583,591	38,394
	Exterran Holdings Inc.	1,133,052	36,915
*	Helix Energy Solutions Group Inc.	1,659,718	36,016
*,^	Ultra Petroleum Corp.	2,545,655	33,501
	QEP Resources Inc.	1,574,504	31,836
	Nabors Industries Ltd.	2,403,226	31,194
*	Atwood Oceanics Inc.	1,068,186	30,304
*	Carrizo Oil & Gas Inc.	724,755	30,150
*	California Resources Corp.	5,424,864	29,891
*	Unit Corp.	866,031	29,532
	Tidewater Inc.	869,773	28,189
*	Oasis Petroleum Inc.	1,683,819	27,850
*	Memorial Resource Development Corp.	1,523,135	27,462
	Delek US Holdings Inc.	953,348	26,007
*	PDC Energy Inc.	627,523	25,898
*	MRC Global Inc.	1,695,840	25,692
*	Cobalt International Energy Inc.	2,883,835	25,637
	Denbury Resources Inc.	3,080,642	25,046
*	Rice Energy Inc.	1,191,789	24,992
*	Rosetta Resources Inc.	1,075,439	23,993
*,^	SunPower Corp. Class A	918,821	23,733
*	Matador Resources Co.	1,154,801	23,362
	SM Energy Co.	588,876	22,719
*	Forum Energy Technologies Inc.	1,070,330	22,188
*	SEACOR Holdings Inc.	292,467	21,587
*	Chart Industries Inc.	533,114	18,233

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Pattern Energy Group Inc. Class A	691,742	17,058
*	Parsley Energy Inc. Class A	1,068,364	17,051
*	Flotek Industries Inc.	896,248	16,787
*	Stone Energy Corp.	933,783	15,762
	RPC Inc.	1,147,528	14,964
*,^	SandRidge Energy Inc.	8,211,719	14,945
*,^	Laredo Petroleum Inc.	1,382,713	14,311
*	Hornbeck Offshore Services Inc.	572,093	14,285
*	Bonanza Creek Energy Inc.	577,221	13,853
^	CARBO Ceramics Inc.	342,642	13,723
*	RSP Permian Inc.	541,026	13,601
*	Newpark Resources Inc.	1,396,086	13,319
*	McDermott International Inc.	4,158,484	12,101
^	CVR Energy Inc.	303,935	11,765
*,^	Magnum Hunter Resources Corp.	3,323,970	10,437
*	C&J Energy Services Inc.	772,819	10,209
	Gulfmark Offshore Inc.	413,728	10,103
*	Bill Barrett Corp.	823,229	9,377
*	TETRA Technologies Inc.	1,320,130	8,818
*,^	Sanchez Energy Corp.	920,655	8,553
*	Penn Virginia Corp.	1,249,252	8,345
*	Contango Oil & Gas Co.	270,571	7,912
	Civeo Corp.	1,867,516	7,676
	Tesco Corp.	588,191	7,541
*,^	Halcon Resources Corp.	4,056,030	7,220
*	Clayton Williams Energy Inc.	106,177	6,774
*,^	EP Energy Corp. Class A	641,006	6,692
	Green Plains Inc.	262,653	6,509
*	ION Geophysical Corp.	2,291,904	6,303
*	Parker Drilling Co.	2,022,482	6,209
*	Pioneer Energy Services Corp.	1,113,210	6,167
*	Geospace Technologies Corp.	217,888	5,774
*,^	Northern Oil and Gas Inc.	1,010,607	5,710
^	EXCO Resources Inc.	2,628,454	5,704
^	Comstock Resources Inc.	793,281	5,402
	Alon USA Energy Inc.	425,056	5,385
^	Energy XXI Ltd.	1,558,519	5,081
*	Basic Energy Services Inc.	715,705	5,017
*	Seventy Seven Energy Inc.	843,119	4,561
	W&T Offshore Inc.	593,992	4,360
*	Rex Energy Corp.	849,568	4,333
*,^	Approach Resources Inc.	621,111	3,969
*	Eclipse Resources Corp.	558,428	3,926
*	Jones Energy Inc.	198,604	2,266
*	Willbros Group Inc.	353,412	2,216
^	Paragon Offshore plc	740,512	2,051
*	Key Energy Services Inc.	1,139,857	1,904
*	PetroQuest Energy Inc.	490,339	1,834
*	Swift Energy Co.	364,000	1,474
*,^	Goodrich Petroleum Corp.	310,551	1,379
*,^	Solazyme Inc.	519,687	1,341
*,^	Hercules Offshore Inc.	1,334,983	1,335
*	Resolute Energy Corp.	916,680	1,210
*	Vantage Drilling Co.	1,613,727	789
*,^	Midstates Petroleum Co. Inc.	276,986	418
			1,912,497
Other (0.0%)[2]
*	Amec Foster Wheeler plc	1,457,799	19,381
*	Leap Wireless International Inc. CVR	938,827	2,366
			21,747
Technology (11.9%)
	CDK Global Inc.	2,667,755	108,738

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Cadence Design Systems Inc.	5,117,334	97,076
* athenahealth Inc.	665,941	97,028
Brocade Communications Systems Inc.	7,552,338	89,420
* SunEdison Inc.	4,500,159	87,798
Pitney Bowes Inc.	3,513,687	85,628
* TriQuint Semiconductor Inc.	3,099,477	85,391
* RF Micro Devices Inc.	5,082,532	84,319
IAC/InterActiveCorp	1,363,760	82,903
* NCR Corp.	2,796,735	81,497
* ON Semiconductor Corp.	7,620,074	77,191
* Ingram Micro Inc.	2,726,040	75,348
* Fortinet Inc.	2,449,617	75,105
Teradyne Inc.	3,784,579	74,897
* Palo Alto Networks Inc.	598,409	73,347
SS&C Technologies Holdings Inc.	1,243,215	72,716
* Informatica Corp.	1,899,731	72,446
* PTC Inc.	1,926,353	70,601
* VeriFone Systems Inc.	1,877,554	69,845
* Ultimate Software Group Inc.	471,031	69,154
CDW Corp.	1,956,841	68,822
* ARRIS Group Inc.	2,277,769	68,766
* Tableau Software Inc. Class A	780,293	66,138
* Verint Systems Inc.	1,058,707	61,701
* Guidewire Software Inc.	1,215,195	61,525
Solera Holdings Inc.	1,192,573	61,036
* Tyler Technologies Inc.	548,478	60,025
* AOL Inc.	1,293,402	59,716
* Cavium Inc.	942,532	58,267
* Atmel Corp.	6,930,683	58,183
DST Systems Inc.	598,765	56,374
Leidos Holdings Inc.	1,294,138	56,321
* SolarWinds Inc.	1,123,792	55,999
* JDS Uniphase Corp.	4,052,631	55,602
* Aspen Technology Inc.	1,581,410	55,381
* Manhattan Associates Inc.	1,304,421	53,116
* Riverbed Technology Inc.	2,575,590	52,568
* Sapient Corp.	2,090,916	52,022
* Integrated Device Technology Inc.	2,598,231	50,925
* International Rectifier Corp.	1,252,060	49,957
j2 Global Inc.	793,804	49,216
* Qlik Technologies Inc.	1,578,419	48,757
* Microsemi Corp.	1,660,978	47,139
* Freescale Semiconductor Ltd.	1,859,421	46,913
* ViaSat Inc.	738,049	46,519
Lexmark International Inc. Class A	1,079,933	44,569
* Synaptics Inc.	644,816	44,389
* Medidata Solutions Inc.	900,641	43,006
* Tech Data Corp.	668,436	42,265
Fair Isaac Corp.	561,071	40,565
* ACI Worldwide Inc.	2,008,399	40,509
SYNNEX Corp.	515,412	40,285
* EchoStar Corp. Class A	764,659	40,145
Plantronics Inc.	750,142	39,772
* CommVault Systems Inc.	759,715	39,270
* Allscripts Healthcare Solutions Inc.	2,992,310	38,212
* Dealertrack Technologies Inc.	849,824	37,656
* Rovi Corp.	1,660,933	37,520
* Spansion Inc. Class A	1,084,162	37,100
Mentor Graphics Corp.	1,688,334	37,008
Cypress Semiconductor Corp.	2,535,527	36,207
* Ciena Corp.	1,863,689	36,174
* CACI International Inc. Class A	415,723	35,827
Diebold Inc.	1,016,244	35,203
* Electronics For Imaging Inc.	821,363	35,179

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Fairchild Semiconductor International Inc. Class A	2,075,245	35,030
	Blackbaud Inc.	808,777	34,988
	Science Applications International Corp.	698,341	34,589
	InterDigital Inc.	649,436	34,355
*	EPAM Systems Inc.	712,100	34,003
	MKS Instruments Inc.	928,164	33,971
*	Finisar Corp.	1,739,457	33,763
*	CommScope Holding Co. Inc.	1,477,117	33,723
*	Cree Inc.	1,044,027	33,638
*	Aruba Networks Inc.	1,817,484	33,042
	Intersil Corp. Class A	2,275,098	32,921
*	Semtech Corp.	1,178,053	32,479
*	Infinera Corp.	2,191,041	32,252
*	Entegris Inc.	2,439,887	32,231
*	Polycom Inc.	2,387,040	32,225
	Monolithic Power Systems Inc.	643,744	32,020
*	Silicon Laboratories Inc.	667,134	31,769
*	Demandware Inc.	539,812	31,061
*,^	3D Systems Corp.	923,441	30,353
	Tessera Technologies Inc.	830,643	29,704
*	Cornerstone OnDemand Inc.	843,013	29,674
*,^	Advanced Micro Devices Inc.	10,848,102	28,964
*	Proofpoint Inc.	566,188	27,307
*	PMC-Sierra Inc.	2,943,990	26,967
*	Envestnet Inc.	540,602	26,565
	Advent Software Inc.	858,920	26,317
*	OmniVision Technologies Inc.	1,007,703	26,200
*	Cirrus Logic Inc.	1,104,705	26,038
*	MicroStrategy Inc. Class A	159,749	25,943
	Cogent Communications Holdings Inc.	727,943	25,762
*	Unisys Corp.	873,252	25,743
	Power Integrations Inc.	490,568	25,382
*	Synchronoss Technologies Inc.	594,073	24,868
*	Veeva Systems Inc. Class A	908,849	24,003
*	Syntel Inc.	511,871	23,024
*	Progress Software Corp.	833,990	22,534
*	Super Micro Computer Inc.	643,216	22,435
*	NetScout Systems Inc.	612,366	22,376
*	iGATE Corp.	565,218	22,315
*	FleetMatics Group plc	627,186	22,259
*	Rambus Inc.	1,906,669	21,145
*	MedAssets Inc.	1,052,949	20,806
	ADTRAN Inc.	949,985	20,710
*	QLogic Corp.	1,541,638	20,535
*,^	InvenSense Inc.	1,260,059	20,489
*	NETGEAR Inc.	574,784	20,451
*	ScanSource Inc.	499,378	20,055
*	LogMeIn Inc.	405,196	19,992
*	Dycom Industries Inc.	565,902	19,857
	Monotype Imaging Holdings Inc.	687,458	19,819
*	RealPage Inc.	895,068	19,656
*	Kulicke & Soffa Industries Inc.	1,346,580	19,471
*	Shutterstock Inc.	278,966	19,276
*	Ellie Mae Inc.	477,610	19,257
*	Cabot Microelectronics Corp.	395,351	18,708
*	Insight Enterprises Inc.	716,637	18,554
	NIC Inc.	1,027,899	18,492
*	Infoblox Inc.	877,120	17,727
*	Bottomline Technologies de Inc.	697,889	17,643
*	Diodes Inc.	624,213	17,209
	West Corp.	515,322	17,006
*	Ruckus Wireless Inc.	1,398,601	16,811
*	Web.com Group Inc.	872,823	16,575
*	Marketo Inc.	504,593	16,510

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sonus Networks Inc.	4,105,665	16,299
*	Loral Space & Communications Inc.	205,979	16,213
*	Advanced Energy Industries Inc.	666,212	15,789
*,^	Endurance International Group Holdings Inc.	810,945	14,946
*,^	Gogo Inc.	895,197	14,798
*	BroadSoft Inc.	503,812	14,621
	CSG Systems International Inc.	570,474	14,302
*	Lattice Semiconductor Corp.	2,068,667	14,253
	Brooks Automation Inc.	1,112,551	14,185
*	Interactive Intelligence Group Inc.	295,201	14,140
*,^	Nimble Storage Inc.	513,772	14,129
*,^	Zendesk Inc.	573,538	13,977
*	Ixia	1,234,532	13,888
^	Ubiquiti Networks Inc.	463,638	13,742
*	Amkor Technology Inc.	1,868,294	13,265
	Pegasystems Inc.	601,231	12,488
*	Digital River Inc.	502,159	12,418
	Quality Systems Inc.	790,933	12,331
*	LivePerson Inc.	851,799	12,010
*	Actua Corp.	639,140	11,805
*	Cray Inc.	338,562	11,674
	Micrel Inc.	793,249	11,510
	Computer Programs & Systems Inc.	186,323	11,319
*	RingCentral Inc. Class A	740,331	11,046
*	Harmonic Inc.	1,541,289	10,804
*	Cvent Inc.	360,661	10,041
*	Intralinks Holdings Inc.	841,550	10,014
*	Inphi Corp.	518,117	9,575
^	Ebix Inc.	544,236	9,247
*	Blucora Inc.	644,036	8,920
*,^	Textura Corp.	311,154	8,859
*	Ultratech Inc.	468,777	8,700
	Epiq Systems Inc.	508,403	8,683
*	Applied Micro Circuits Corp.	1,305,640	8,513
	Comtech Telecommunications Corp.	268,809	8,473
*	FormFactor Inc.	984,712	8,468
*	ChannelAdvisor Corp.	369,200	7,967
*	Tangoe Inc.	610,187	7,951
*	Mercury Systems Inc.	563,855	7,849
*	Silicon Image Inc.	1,355,740	7,484
*	Calix Inc.	713,887	7,153
	Forrester Research Inc.	174,771	6,879
*	Silicon Graphics International Corp.	603,954	6,873
*	Emulex Corp.	1,181,666	6,700
*	Quantum Corp.	3,791,354	6,673
*	Gigamon Inc.	369,226	6,546
*,^	Barracuda Networks Inc.	181,390	6,501
*	CEVA Inc.	352,274	6,390
*,^	Rocket Fuel Inc.	396,333	6,389
*,^	Castlight Health Inc. Class B	508,693	5,952
*	Comverse Inc.	312,125	5,862
*	Benefitfocus Inc.	156,052	5,125
*,^	OPOWER Inc.	347,861	4,950
*	Jive Software Inc.	686,930	4,142
*,^	HubSpot Inc.	109,368	3,676
*	Pendrell Corp.	2,603,375	3,593
*	Systemax Inc.	224,638	3,033
*	Vectrus Inc.	91,300	2,502
*,^	VirnetX Holding Corp.	386,095	2,120
*	MobileIron Inc.	197,486	1,967
*	New Relic Inc.	5,847	204
*	Piksel Inc.	241	—
			6,001,770

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
Telecommunications (0.3%)
	Telephone & Data Systems Inc.	1,583,866	39,993
	Consolidated Communications Holdings Inc.	837,904	23,319
*,^	Globalstar Inc.	5,987,540	16,466
*	Iridium Communications Inc.	1,312,209	12,794
*	Cincinnati Bell Inc.	3,661,372	11,680
*	Vonage Holdings Corp.	3,056,484	11,645
	Atlantic Tele-Network Inc.	167,172	11,299
*	United States Cellular Corp.	223,259	8,892
	EarthLink Holdings Corp.	1,786,955	7,845
*	Intelsat SA	371,028	6,441
			150,374
Utilities (3.9%)
	UGI Corp.	3,013,598	114,456
	AGL Resources Inc.	2,090,392	113,947
	ITC Holdings Corp.	2,722,519	110,071
	Atmos Energy Corp.	1,755,065	97,827
	Westar Energy Inc. Class A	2,285,515	94,255
	TECO Energy Inc.	4,102,886	84,068
	Aqua America Inc.	3,087,946	82,448
	Questar Corp.	3,063,880	77,455
	Great Plains Energy Inc.	2,694,383	76,547
	Vectren Corp.	1,442,771	66,699
*	Dynegy Inc.	2,041,358	61,955
	Hawaiian Electric Industries Inc.	1,792,793	60,023
	IDACORP Inc.	878,655	58,158
	Cleco Corp.	1,055,340	57,558
	Piedmont Natural Gas Co. Inc.	1,369,302	53,964
	Portland General Electric Co.	1,366,934	51,711
	Southwest Gas Corp.	813,037	50,254
	WGL Holdings Inc.	868,764	47,452
	NorthWestern Corp.	802,303	45,394
	New Jersey Resources Corp.	738,343	45,187
	UIL Holdings Corp.	988,214	43,027
	ALLETE Inc.	777,559	42,875
	Black Hills Corp.	780,317	41,388
	PNM Resources Inc.	1,391,921	41,243
	Laclede Group Inc.	717,378	38,164
	ONE Gas Inc.	909,524	37,491
	Avista Corp.	1,033,238	36,525
	South Jersey Industries Inc.	588,458	34,678
	El Paso Electric Co.	705,897	28,278
	MGE Energy Inc.	606,375	27,657
	American States Water Co.	671,635	25,294
	Northwest Natural Gas Co.	475,466	23,726
	Empire District Electric Co.	759,792	22,596
	California Water Service Group	794,380	19,550
	TerraForm Power Inc. Class A	402,329	12,424
	Ormat Technologies Inc.	317,875	8,640
	Atlantic Power Corp.	2,107,796	5,712
*	Vivint Solar Inc.	366,876	3,383

			1,942,080
Total Common Stocks (Cost $36,857,986)			50,338,804

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
3,4	Vanguard Market Liquidity Fund	0.126%		566,782,000	566,782

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.068%	1/23/15	6,000	6,000
5,6	Federal Home Loan Bank Discount Notes	0.090%	2/11/15	5,000	5,000
5,6	Federal Home Loan Bank Discount Notes	0.105%	3/6/15	2,000	1,999

					12,999

Total Temporary Cash Investments (Cost $579,781)					579,781
Total Investments (100.9%) (Cost $37,437,767)					50,918,585
Other Assets and Liabilities—Net (-0.9%)[4]					(445,643)
Net Assets (100%)					50,472,942

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $445,135,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0%
and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $473,881,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,599,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)[1]
Basic Materials (2.7%)
	NewMarket Corp.	121,964	49,216
	Royal Gold Inc.	705,074	44,208
	Cytec Industries Inc.	826,532	38,161
*	Platform Specialty Products Corp.	1,457,957	33,854
	KapStone Paper and Packaging Corp.	989,475	29,002
	Carpenter Technology Corp.	579,720	28,551
*	Polypore International Inc.	511,746	24,078
	Balchem Corp.	352,447	23,487
	US Silica Holdings Inc.	617,069	15,852
	Minerals Technologies Inc.	197,809	13,738
*	Calgon Carbon Corp.	599,792	12,464
	Globe Specialty Metals Inc.	719,924	12,404
*	Stillwater Mining Co.	690,500	10,178
*	Horsehead Holding Corp.	582,473	9,221
*,^	Intrepid Potash Inc.	654,748	9,088
	Deltic Timber Corp.	130,000	8,892
*	RTI International Metals Inc.	341,456	8,625
	SunCoke Energy Inc.	361,277	6,987
	Haynes International Inc.	142,542	6,913
*	Ferro Corp.	499,309	6,471
*	Coeur Mining Inc.	1,187,632	6,069
	Hecla Mining Co.	2,060,108	5,748
	American Vanguard Corp.	283,917	3,299
*	Rentech Inc.	2,491,362	3,139
*	Axalta Coating Systems Ltd.	90,329	2,350
*	FMSA Holdings Inc.	273,162	1,890
*,^	Molycorp Inc.	985,632	868
*,^	Allied Nevada Gold Corp.	540,627	470
			415,223
Consumer Goods (8.6%)
	Harman International Industries Inc.	784,927	83,760
*	WhiteWave Foods Co. Class A	1,998,785	69,937
*	Hain Celestial Group Inc.	1,155,418	67,349
*	Middleby Corp.	656,463	65,055
*	Toll Brothers Inc.	1,835,646	62,908
	Gentex Corp.	1,594,285	57,602
	Brunswick Corp.	1,065,033	54,594
	Carter's Inc.	575,835	50,276
*	Kate Spade & Co.	1,456,382	46,619
	Flowers Foods Inc.	2,044,032	39,225
*	Tempur Sealy International Inc.	697,684	38,310
*	Deckers Outdoor Corp.	377,300	34,349
*	Darling Ingredients Inc.	1,888,610	34,297
	Wolverine World Wide Inc.	1,106,484	32,608
	Pool Corp.	472,937	30,003
*	Boston Beer Co. Inc. Class A	101,685	29,442
*	Skechers U.S.A. Inc. Class A	474,386	26,210
*	TRI Pointe Homes Inc.	1,664,164	25,378
*	Post Holdings Inc.	570,255	23,888
*	Zynga Inc. Class A	8,355,502	22,226
*	G-III Apparel Group Ltd.	217,726	21,993
*	Steven Madden Ltd.	662,812	21,097
	Ryland Group Inc.	501,734	19,347
	Vector Group Ltd.	876,611	18,681
	J&J Snack Foods Corp.	170,945	18,594
	B&G Foods Inc.	614,544	18,375
*,^	Dorman Products Inc.	347,065	16,753
*	Select Comfort Corp.	579,520	15,664
*	Gentherm Inc.	408,708	14,967
*	TiVo Inc.	1,256,766	14,880
*	Tumi Holdings Inc.	621,485	14,748

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Meritage Homes Corp.	404,331	14,552
	WD-40 Co.	159,646	13,583
^	Nu Skin Enterprises Inc. Class A	305,611	13,355
*	Drew Industries Inc.	257,971	13,175
*	Standard Pacific Corp.	1,769,127	12,897
*	Take-Two Interactive Software Inc.	458,151	12,842
	Interface Inc. Class A	722,742	11,904
	MDC Holdings Inc.	448,478	11,871
*,^	GoPro Inc. Class A	178,377	11,277
*	iRobot Corp.	305,484	10,606
	Lancaster Colony Corp.	109,921	10,293
*	Blount International Inc.	567,471	9,970
	Snyder's-Lance Inc.	322,831	9,862
	Oxford Industries Inc.	170,181	9,396
*	Boulder Brands Inc.	666,802	7,375
*	Diamond Foods Inc.	252,398	7,125
*	USANA Health Sciences Inc.	63,553	6,520
*	DTS Inc.	197,237	6,065
*	RealD Inc.	489,641	5,778
	Phibro Animal Health Corp. Class A	170,188	5,369
*	Vince Holding Corp.	189,714	4,959
*	Vera Bradley Inc.	233,540	4,760
*	Revlon Inc. Class A	120,170	4,105
*	Taylor Morrison Home Corp. Class A	189,701	3,583
*	LeapFrog Enterprises Inc.	754,881	3,563
*	National Beverage Corp.	132,899	3,006
*,^	Wayfair Inc.	130,538	2,591
			1,319,517
Consumer Services (14.1%)
*	Spirit Airlines Inc.	834,155	63,045
	Domino's Pizza Inc.	629,832	59,311
*	Madison Square Garden Co. Class A	732,341	55,116
*	Sally Beauty Holdings Inc.	1,779,044	54,688
	Dick's Sporting Goods Inc.	1,085,527	53,896
*	Panera Bread Co. Class A	293,310	51,271
	Dunkin' Brands Group Inc.	1,198,242	51,105
	Lamar Advertising Co. Class A	926,013	49,671
	GNC Holdings Inc. Class A	1,018,144	47,812
*	Copart Inc.	1,302,690	47,535
*	Groupon Inc. Class A	5,368,174	44,341
*	AMC Networks Inc. Class A	659,770	42,074
*	Live Nation Entertainment Inc.	1,609,180	42,016
*	United Natural Foods Inc.	542,899	41,980
*	Pandora Media Inc.	2,263,768	40,363
*	Buffalo Wild Wings Inc.	216,980	39,139
	Vail Resorts Inc.	415,889	37,900
*	Yelp Inc. Class A	681,145	37,279
*	Restoration Hardware Holdings Inc.	384,897	36,954
	Jack in the Box Inc.	442,406	35,375
*,^	SolarCity Corp.	659,491	35,270
	DSW Inc. Class A	933,346	34,814
	Six Flags Entertainment Corp.	805,164	34,743
	Lions Gate Entertainment Corp.	961,960	30,802
	Sotheby's	711,837	30,737
*	Cabela's Inc.	570,518	30,072
*	HomeAway Inc.	972,980	28,975
	HSN Inc.	360,144	27,371
	Chico's FAS Inc.	1,665,443	26,997
*	Burlington Stores Inc.	555,803	26,267
	Cheesecake Factory Inc.	510,420	25,679
*	Grand Canyon Education Inc.	535,238	24,974
	Rollins Inc.	749,909	24,822
	Texas Roadhouse Inc. Class A	715,603	24,159
	Allegiant Travel Co. Class A	160,267	24,093

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Five Below Inc.	560,430	22,882
*	Life Time Fitness Inc.	403,751	22,860
*	Fresh Market Inc.	499,134	20,564
	PriceSmart Inc.	224,839	20,510
*	Genesco Inc.	262,165	20,087
	Monro Muffler Brake Inc.	343,601	19,860
*	Lumber Liquidators Holdings Inc.	294,383	19,521
	Marriott Vacations Worldwide Corp.	261,318	19,479
*	Ascena Retail Group Inc.	1,487,751	18,686
*	comScore Inc.	391,493	18,177
*	Bright Horizons Family Solutions Inc.	386,514	18,170
*	La Quinta Holdings Inc.	823,227	18,160
*	ANN Inc.	497,260	18,140
	Papa John's International Inc.	321,815	17,957
*	Shutterfly Inc.	421,509	17,575
	Nexstar Broadcasting Group Inc. Class A	335,824	17,392
*	Vitamin Shoppe Inc.	353,463	17,171
*	DreamWorks Animation SKG Inc. Class A	753,066	16,816
*	WebMD Health Corp.	406,073	16,060
	Sonic Corp.	576,514	15,699
	Pier 1 Imports Inc.	995,074	15,324
*	GrubHub Inc.	420,978	15,290
*	Popeyes Louisiana Kitchen Inc.	267,954	15,078
	Morningstar Inc.	229,599	14,857
*	Krispy Kreme Doughnuts Inc.	739,764	14,603
*	Bloomin' Brands Inc.	577,168	14,291
	Churchill Downs Inc.	149,187	14,218
*	Hibbett Sports Inc.	288,578	13,976
*	Constant Contact Inc.	363,802	13,352
	Finish Line Inc. Class A	549,218	13,352
*	Caesars Acquisition Co. Class A	1,253,113	12,920
*	Belmond Ltd. Class A	1,014,194	12,546
*	Diamond Resorts International Inc.	434,378	12,119
*	Mattress Firm Holding Corp.	201,054	11,677
	Extended Stay America Inc.	586,546	11,326
*,^	Media General Inc.	659,465	11,033
*	BJ's Restaurants Inc.	194,668	9,774
	National CineMedia Inc.	663,638	9,537
*	Zumiez Inc.	244,328	9,438
	Interval Leisure Group Inc.	426,233	8,904
*	Coupons.com Inc.	485,679	8,621
*	Michaels Cos. Inc.	341,242	8,439
*	Fiesta Restaurant Group Inc.	138,187	8,402
*	Bankrate Inc.	659,797	8,201
*	Francesca's Holdings Corp.	470,451	7,857
*	Ascent Capital Group Inc. Class A	141,421	7,485
*	Pinnacle Entertainment Inc.	327,019	7,276
*	Scientific Games Corp. Class A	535,563	6,818
*	American Public Education Inc.	178,367	6,576
	AMC Entertainment Holdings Inc.	243,401	6,372
*	RetailMeNot Inc.	434,638	6,354
*	zulily Inc. Class A	268,397	6,281
	Sabre Corp.	304,720	6,177
*	ServiceMaster Global Holdings Inc.	230,496	6,170
	ClubCorp Holdings Inc.	332,871	5,968
*	Global Eagle Entertainment Inc.	437,916	5,960
*,^	Conn's Inc.	291,266	5,444
	New Media Investment Group Inc.	214,790	5,076
*	Blue Nile Inc.	135,974	4,896
*,^	Noodles & Co. Class A	178,453	4,702
*,^	Clean Energy Fuels Corp.	775,246	3,872
*,^	Container Store Group Inc.	192,671	3,686
*	Cumulus Media Inc. Class A	866,206	3,664
*	Angie's List Inc.	503,733	3,138

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	El Pollo Loco Holdings Inc.	148,385	2,963
*	Tile Shop Holdings Inc.	265,166	2,355
*	SFX Entertainment Inc.	519,013	2,351
^	World Wrestling Entertainment Inc. Class A	180,830	2,231
*	K12 Inc.	176,166	2,091
*	Potbelly Corp.	156,297	2,012
*	Diplomat Pharmacy Inc.	70,582	1,932
*	Dave & Buster's Entertainment Inc.	67,213	1,835
*	Travelzoo Inc.	5,578	70
			2,155,302
Financials (19.5%)
	WP Carey Inc.	1,131,553	79,322
	Duke Realty Corp.	3,914,700	79,077
	Extra Space Storage Inc.	1,266,888	74,290
*	Signature Bank	547,938	69,018
	Regency Centers Corp.	1,068,877	68,173
*	SVB Financial Group	582,226	67,579
	Kilroy Realty Corp.	964,018	66,585
	DDR Corp.	3,512,439	64,488
	CBOE Holdings Inc.	967,506	61,359
	Taubman Centers Inc.	689,184	52,667
	LaSalle Hotel Properties	1,280,053	51,804
	RLJ Lodging Trust	1,512,697	50,721
*	Howard Hughes Corp.	386,006	50,343
	American Campus Communities Inc.	1,204,432	49,815
	BioMed Realty Trust Inc.	2,262,225	48,728
	Equity LifeStyle Properties Inc.	913,269	47,079
	Waddell & Reed Financial Inc. Class A	910,008	45,337
	Douglas Emmett Inc.	1,576,337	44,768
	Weingarten Realty Investors	1,260,813	44,028
	Investors Bancorp Inc.	3,886,945	43,631
	Home Properties Inc.	657,113	43,107
*	E*TRADE Financial Corp.	1,656,317	40,174
*	Outfront Media Inc.	1,483,629	39,821
	CubeSmart	1,771,797	39,104
	Sunstone Hotel Investors Inc.	2,353,042	38,849
	Tanger Factory Outlet Centers Inc.	1,043,492	38,567
*	Strategic Hotels & Resorts Inc.	2,909,782	38,496
	Healthcare Trust of America Inc. Class A	1,415,700	38,139
	Pebblebrook Hotel Trust	817,862	37,319
	Post Properties Inc.	624,553	36,705
*	Stifel Financial Corp.	719,166	36,692
	DCT Industrial Trust Inc.	1,008,420	35,960
*,^	Zillow Inc. Class A	335,641	35,541
	Sovran Self Storage Inc.	386,941	33,749
*	PRA Group Inc.	574,240	33,266
	Mid-America Apartment Communities Inc.	430,725	32,166
	Sun Communities Inc.	522,888	31,614
	Healthcare Realty Trust Inc.	1,125,625	30,752
	Gaming and Leisure Properties Inc.	1,031,318	30,259
	Colony Financial Inc.	1,257,046	29,943
	MarketAxess Holdings Inc.	406,994	29,185
	Omega Healthcare Investors Inc.	730,342	28,534
*	Texas Capital Bancshares Inc.	523,908	28,464
	Kite Realty Group Trust	955,792	27,469
	Cousins Properties Inc.	2,355,319	26,898
^	Ryman Hospitality Properties Inc.	497,010	26,212
	Medical Properties Trust Inc.	1,877,918	25,878
	Spirit Realty Capital Inc.	2,170,125	25,803
	PacWest Bancorp	554,843	25,223
	DuPont Fabros Technology Inc.	754,810	25,090
*	Western Alliance Bancorp	857,912	23,850
	Chesapeake Lodging Trust	628,879	23,401
^	Lexington Realty Trust	2,129,239	23,379

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Glimcher Realty Trust	1,669,759	22,942
*	Blackhawk Network Holdings Inc. Class B	602,364	22,703
	Chambers Street Properties	2,715,020	21,883
	Financial Engines Inc.	595,717	21,773
	Home BancShares Inc.	657,611	21,149
	Alexander & Baldwin Inc.	530,619	20,832
	Kennedy-Wilson Holdings Inc.	815,311	20,627
	Equity One Inc.	780,112	19,784
*	Education Realty Trust Inc.	538,780	19,714
	Hudson Pacific Properties Inc.	652,795	19,623
	WisdomTree Investments Inc.	1,223,302	19,175
*	Trulia Inc.	411,266	18,931
	Artisan Partners Asset Management Inc. Class A	371,081	18,751
	NRG Yield Inc. Class A	396,107	18,672
	STAG Industrial Inc.	737,769	18,075
	Sabra Health Care REIT Inc.	593,076	18,012
	Retail Opportunity Investments Corp.	1,064,536	17,874
*	Hilltop Holdings Inc.	873,535	17,427
*,^	Ocwen Financial Corp.	1,151,989	17,395
	Evercore Partners Inc. Class A	329,580	17,260
	PS Business Parks Inc.	215,674	17,155
	Virtus Investment Partners Inc.	98,795	16,844
	Ramco-Gershenson Properties Trust	888,042	16,642
*	First Cash Financial Services Inc.	291,664	16,237
	Hersha Hospitality Trust Class A	2,183,382	15,349
	Washington Prime Group Inc.	888,095	15,293
*	Springleaf Holdings Inc.	395,612	14,309
	FelCor Lodging Trust Inc.	1,284,651	13,900
	Greenhill & Co. Inc.	307,019	13,386
	HFF Inc. Class A	367,753	13,210
	TFS Financial Corp.	861,979	12,831
*	Encore Capital Group Inc.	280,611	12,459
	Investors Real Estate Trust	1,322,344	10,803
*	St. Joe Co.	583,026	10,722
	Aviv REIT Inc.	298,401	10,289
	Alexander's Inc.	23,445	10,250
	ViewPoint Financial Group Inc.	413,474	9,861
	Parkway Properties Inc.	477,769	8,786
	Cohen & Steers Inc.	205,660	8,654
	National Bank Holdings Corp. Class A	424,635	8,242
*	Essent Group Ltd.	318,257	8,182
*	Capital Bank Financial Corp.	275,777	7,391
*,^	Nationstar Mortgage Holdings Inc.	252,755	7,125
	Moelis & Co. Class A	200,391	7,000
*	Ladder Capital Corp.	354,483	6,951
	Silver Bay Realty Trust Corp.	407,674	6,751
*,^	Walter Investment Management Corp.	398,543	6,580
	Altisource Residential Corp.	311,796	6,049
*,^	Altisource Portfolio Solutions SA	151,284	5,112
*	PICO Holdings Inc.	261,418	4,928
*	Tejon Ranch Co.	165,836	4,885
*	Credit Acceptance Corp.	35,395	4,828
	GAMCO Investors Inc.	52,465	4,666
	CareTrust REIT Inc.	357,470	4,408
	Employers Holdings Inc.	171,636	4,035
	Northfield Bancorp Inc.	267,177	3,954
*	Altisource Asset Management Corp.	12,568	3,898
*	PennyMac Financial Services Inc. Class A	222,468	3,849
*	Enova International Inc.	151,350	3,369
	Urstadt Biddle Properties Inc. Class A	149,848	3,279
*	NewStar Financial Inc.	246,217	3,152
*	Forestar Group Inc.	190,567	2,935
*	HealthEquity Inc.	94,123	2,395
*	Paramount Group Inc.	102,633	1,908

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	FCB Financial Holdings Inc. Class A	71,051	1,751
	STORE Capital Corp.	60,413	1,305
*	Blackhawk Network Holdings Inc.	5,350	208
*	On Deck Capital Inc.	7,321	164
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	50
			2,987,353
Health Care (15.5%)
*	Alkermes plc	1,675,535	98,119
	Cooper Cos. Inc.	553,413	89,703
*	Cubist Pharmaceuticals Inc.	874,111	87,979
*	Isis Pharmaceuticals Inc.	1,352,911	83,529
*	Brookdale Senior Living Inc.	2,101,184	77,050
*	MEDNAX Inc.	1,150,336	76,049
*	United Therapeutics Corp.	517,348	66,991
*	Centene Corp.	605,295	62,860
*	Puma Biotechnology Inc.	293,469	55,545
*	Sirona Dental Systems Inc.	634,398	55,427
*	Team Health Holdings Inc.	814,241	46,843
*	DexCom Inc.	833,307	45,874
*	Align Technology Inc.	781,918	43,717
*	Cepheid	807,370	43,711
	West Pharmaceutical Services Inc.	813,798	43,327
*	Medivation Inc.	422,633	42,098
*	Salix Pharmaceuticals Ltd.	347,095	39,895
*	NPS Pharmaceuticals Inc.	1,101,116	39,387
	Bio-Techne Corp.	425,203	39,289
*	Seattle Genetics Inc.	1,136,734	36,523
*	PAREXEL International Corp.	630,833	35,049
*	Pacira Pharmaceuticals Inc.	392,772	34,823
*	Alnylam Pharmaceuticals Inc.	352,326	34,176
*	Acadia Healthcare Co. Inc.	515,321	31,543
*	Akorn Inc.	864,151	31,282
*	Insulet Corp.	642,918	29,613
*	ACADIA Pharmaceuticals Inc.	915,036	29,052
*,^	Myriad Genetics Inc.	836,751	28,500
*,^	OPKO Health Inc.	2,681,970	26,793
*,^	Exact Sciences Corp.	965,265	26,487
*	NuVasive Inc.	539,155	25,427
*	Impax Laboratories Inc.	775,736	24,575
	Healthcare Services Group Inc.	769,446	23,799
*	Synageva BioPharma Corp.	247,303	22,947
*	Nektar Therapeutics	1,471,861	22,814
*	Bruker Corp.	1,158,429	22,728
*	Haemonetics Corp.	588,705	22,029
*	Ironwood Pharmaceuticals Inc. Class A	1,416,818	21,706
*	HMS Holdings Corp.	1,006,646	21,281
*	Medicines Co.	749,448	20,737
*	Thoratec Corp.	630,640	20,471
*	Auxilium Pharmaceuticals Inc.	584,395	20,094
*	Neogen Corp.	401,774	19,924
*	Acorda Therapeutics Inc.	480,449	19,636
*	Globus Medical Inc.	808,560	19,219
*	Avanir Pharmaceuticals Inc.	1,089,461	18,466
*	Air Methods Corp.	403,989	17,788
*	Receptos Inc.	142,062	17,404
	Cantel Medical Corp.	380,262	16,450
*	ABIOMED Inc.	421,299	16,035
*	Cyberonics Inc.	287,031	15,982
*	Agios Pharmaceuticals Inc.	136,650	15,310
*,^	Keryx Biopharmaceuticals Inc.	1,055,933	14,941
*,^	MannKind Corp.	2,795,698	14,580
*	Masimo Corp.	541,743	14,270
	Abaxis Inc.	245,862	13,972
*	HeartWare International Inc.	185,649	13,632

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	ARIAD Pharmaceuticals Inc.	1,935,113	13,294
^	Theravance Inc.	927,504	13,124
*	ICU Medical Inc.	158,741	13,001
*,^	Merrimack Pharmaceuticals Inc.	1,094,180	12,364
	Analogic Corp.	142,066	12,020
*	Catalent Inc.	426,655	11,895
*	NxStage Medical Inc.	640,650	11,487
*	Intercept Pharmaceuticals Inc.	73,461	11,460
*	Lannett Co. Inc.	266,917	11,445
*	Endologix Inc.	730,855	11,175
*,^	Intrexon Corp.	403,999	11,122
*	Halozyme Therapeutics Inc.	1,118,670	10,795
*	Tornier NV	421,241	10,742
*	Volcano Corp.	592,449	10,593
*	Dyax Corp.	742,995	10,447
*	Quidel Corp.	325,747	9,421
*	Emergent Biosolutions Inc.	344,978	9,394
*	IPC The Hospitalist Co. Inc.	197,784	9,076
*	Bio-Reference Laboratories Inc.	277,697	8,922
*,^	Arena Pharmaceuticals Inc.	2,528,076	8,772
*	Luminex Corp.	429,069	8,049
*	VWR Corp.	301,278	7,794
	Meridian Bioscience Inc.	453,511	7,465
*	HealthStream Inc.	237,908	7,014
*	Healthways Inc.	345,362	6,866
*	Momenta Pharmaceuticals Inc.	548,104	6,599
*	Horizon Pharma plc	511,021	6,587
*	Accuray Inc.	849,027	6,410
*	Anacor Pharmaceuticals Inc.	196,731	6,345
*	Sagent Pharmaceuticals Inc.	247,684	6,219
*,^	Sarepta Therapeutics Inc.	426,816	6,176
*	Aegerion Pharmaceuticals Inc.	293,888	6,154
*,^	Relypsa Inc.	196,415	6,050
*	ImmunoGen Inc.	986,968	6,021
*	Ligand Pharmaceuticals Inc.	103,401	5,502
*	Genomic Health Inc.	163,816	5,237
	Ensign Group Inc.	116,068	5,152
*,^	Sequenom Inc.	1,347,296	4,985
*	CorVel Corp.	130,334	4,851
*	Amedisys Inc.	153,092	4,493
*	Spectrum Pharmaceuticals Inc.	641,689	4,447
*	Acceleron Pharma Inc.	110,982	4,324
*	Theravance Biopharma Inc.	277,401	4,139
*	Merit Medical Systems Inc.	236,638	4,101
*	Epizyme Inc.	195,831	3,695
*,^	Insys Therapeutics Inc.	80,220	3,382
*	INC Research Holdings Inc. Class A	117,464	3,018
*,^	ZS Pharma Inc.	71,603	2,977
*,^	Lexicon Pharmaceuticals Inc.	3,240,092	2,948
*,^	VIVUS Inc.	1,011,538	2,913
*,^	Exelixis Inc.	2,016,434	2,904
*	BioScrip Inc.	374,065	2,615
*	Wright Medical Group Inc. CVR	165,303	790
*	Juno Therapeutics Inc.	14,624	764
			2,384,986
Industrials (18.3%)
	Acuity Brands Inc.	496,845	69,593
*	CoStar Group Inc.	352,291	64,691
*	Keysight Technologies Inc.	1,911,666	64,557
*	Old Dominion Freight Line Inc.	790,164	61,348
	Waste Connections Inc.	1,351,756	59,464
	Jack Henry & Associates Inc.	937,405	58,250
*	Vantiv Inc. Class A	1,675,183	56,822
*	HD Supply Holdings Inc.	1,910,282	56,334

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Lincoln Electric Holdings Inc.	800,573	55,312
	Graco Inc.	681,336	54,630
*	Genesee & Wyoming Inc. Class A	574,549	51,663
	Nordson Corp.	650,167	50,687
*	Kirby Corp.	620,661	50,112
	AO Smith Corp.	875,109	49,365
	Lennox International Inc.	495,053	47,065
*	Hexcel Corp.	1,093,079	45,352
*	Zebra Technologies Corp.	583,272	45,151
	MSC Industrial Direct Co. Inc. Class A	553,450	44,968
	Packaging Corp. of America	563,480	43,980
*	WEX Inc.	444,069	43,927
	FEI Co.	475,998	43,006
	Eagle Materials Inc.	546,919	41,582
	Fortune Brands Home & Security Inc.	903,596	40,906
	Toro Co.	638,399	40,736
	MAXIMUS Inc.	716,877	39,314
*	Cognex Corp.	947,162	39,146
	CLARCOR Inc.	574,106	38,258
	Air Lease Corp. Class A	1,114,135	38,226
*	USG Corp.	1,353,389	37,881
	Landstar System Inc.	513,038	37,211
	National Instruments Corp.	1,170,618	36,395
	Manitowoc Co. Inc.	1,553,763	34,338
	Woodward Inc.	676,780	33,318
	Watsco Inc.	293,345	31,388
*	Genpact Ltd.	1,614,161	30,556
*,^	IPG Photonics Corp.	388,802	29,129
*	XPO Logistics Inc.	710,243	29,035
*	Swift Transportation Co.	986,887	28,255
*	Clean Harbors Inc.	584,196	28,071
	Corporate Executive Board Co.	385,645	27,971
*	DigitalGlobe Inc.	861,535	26,682
*	Cimpress NV	334,983	25,070
*	WageWorks Inc.	384,548	24,830
*	MWI Veterinary Supply Inc.	140,533	23,878
	Mueller Industries Inc.	652,366	22,272
	Heartland Payment Systems Inc.	394,515	21,284
*	Advisory Board Co.	412,499	20,204
*	Cardtronics Inc.	510,058	19,678
	HEICO Corp. Class A	402,974	19,085
*	Navistar International Corp.	559,294	18,725
*	ExamWorks Group Inc.	435,656	18,119
*	On Assignment Inc.	539,597	17,909
*	Huron Consulting Group Inc.	261,834	17,907
	Heartland Express Inc.	653,323	17,646
	Forward Air Corp.	348,661	17,562
	Franklin Electric Co. Inc.	462,609	17,362
*	EnPro Industries Inc.	274,622	17,235
*	Rogers Corp.	209,332	17,048
*	Proto Labs Inc.	251,245	16,874
	Simpson Manufacturing Co. Inc.	476,280	16,479
	RBC Bearings Inc.	253,925	16,386
*	Outerwall Inc.	217,167	16,335
	Valmont Industries Inc.	126,896	16,116
*	LifeLock Inc.	857,196	15,867
	EVERTEC Inc.	714,116	15,803
*,^	Ambarella Inc.	305,908	15,516
*	TriMas Corp.	492,263	15,403
*	Veeco Instruments Inc.	438,737	15,303
*	Hub Group Inc. Class A	400,876	15,265
*	OSI Systems Inc.	215,632	15,260
	Tennant Co.	211,312	15,250
*	Trex Co. Inc.	349,131	14,866

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	HEICO Corp.	236,572	14,289
*	TriNet Group Inc.	439,514	13,748
*	Louisiana-Pacific Corp.	816,575	13,522
	Apogee Enterprises Inc.	315,931	13,386
	AZZ Inc.	280,029	13,139
*	Armstrong World Industries Inc.	252,081	12,886
*	Imperva Inc.	258,878	12,796
*	FARO Technologies Inc.	198,375	12,434
*	KLX Inc.	301,203	12,425
*,^	Universal Display Corp.	445,842	12,372
	Knight Transportation Inc.	348,905	11,744
	Exponent Inc.	140,345	11,578
^	Lindsay Corp.	133,093	11,411
	Raven Industries Inc.	433,497	10,837
*	ExlService Holdings Inc.	358,367	10,289
	H&E Equipment Services Inc.	364,108	10,228
	Sun Hydraulics Corp.	259,296	10,211
	Mobile Mini Inc.	251,114	10,173
	AAON Inc.	437,851	9,803
*	Wabash National Corp.	792,261	9,792
	Primoris Services Corp.	414,530	9,634
	Badger Meter Inc.	152,815	9,070
	Mueller Water Products Inc. Class A	872,265	8,932
*	Team Inc.	218,171	8,827
*	NeuStar Inc. Class A	315,584	8,773
*	Coherent Inc.	144,103	8,750
*	II-VI Inc.	632,422	8,633
*	Thermon Group Holdings Inc.	349,727	8,460
	Quanex Building Products Corp.	431,026	8,095
*	MasTec Inc.	353,185	7,986
*	RPX Corp.	557,294	7,679
	Methode Electronics Inc.	207,846	7,588
	Sturm Ruger & Co. Inc.	215,428	7,460
*	Roadrunner Transportation Systems Inc.	315,867	7,375
	Gorman-Rupp Co.	210,968	6,776
	Advanced Drainage Systems Inc.	273,446	6,284
	Albany International Corp.	164,142	6,236
*	Aerovironment Inc.	227,547	6,201
*	DXP Enterprises Inc.	116,169	5,870
*	Smith & Wesson Holding Corp.	613,512	5,810
	American Railcar Industries Inc.	110,296	5,680
*,^	Bazaarvoice Inc.	672,252	5,405
*	M/A-COM Technology Solutions Holdings Inc.	163,637	5,119
	Acacia Research Corp.	273,302	4,630
*	Nortek Inc.	55,738	4,533
*	Paylocity Holding Corp.	173,302	4,525
*	Continental Building Products Inc.	227,616	4,036
*	InnerWorkings Inc.	433,191	3,375
*	Mistras Group Inc.	180,559	3,310
*	Ply Gem Holdings Inc.	233,627	3,266
	Griffon Corp.	241,730	3,215
*,^	Nuverra Environmental Solutions Inc.	94,179	523
			2,800,331
Oil & Gas (3.9%)
	Targa Resources Corp.	434,486	46,077
*	Gulfport Energy Corp.	979,875	40,900
	SemGroup Corp. Class A	498,642	34,102
	Rowan Cos. plc Class A	1,427,962	33,300
*	Diamondback Energy Inc.	553,046	33,061
*	Dril-Quip Inc.	429,901	32,986
*	Carrizo Oil & Gas Inc.	475,094	19,764
*	Oasis Petroleum Inc.	1,102,580	18,237
*	Memorial Resource Development Corp.	997,374	17,983
*	PDC Energy Inc.	410,664	16,948

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Cobalt International Energy Inc.	1,892,020	16,820
*	Rice Energy Inc.	780,155	16,360
*,^	NOW Inc.	612,798	15,767
*	Rosetta Resources Inc.	706,133	15,754
*	Matador Resources Co.	758,237	15,339
*	Forum Energy Technologies Inc.	702,784	14,569
	Exterran Holdings Inc.	372,200	12,126
*	Chart Industries Inc.	350,020	11,971
	Pattern Energy Group Inc. Class A	454,209	11,201
*	Parsley Energy Inc. Class A	701,220	11,192
*	Flotek Industries Inc.	588,515	11,023
*	Atwood Oceanics Inc.	349,871	9,926
	RPC Inc.	753,192	9,822
*,^	SandRidge Energy Inc.	5,390,325	9,810
*,^	Laredo Petroleum Inc.	907,772	9,395
	Tidewater Inc.	284,443	9,219
*	Hornbeck Offshore Services Inc.	363,761	9,083
*	Bonanza Creek Energy Inc.	366,826	8,804
*	RSP Permian Inc.	343,409	8,633
*,^	SunPower Corp. Class A	302,141	7,804
*,^	Magnum Hunter Resources Corp.	2,180,329	6,846
*	C&J Energy Services Inc.	508,231	6,714
*,^	Sanchez Energy Corp.	605,414	5,624
*	Penn Virginia Corp.	821,448	5,487
*,^	Halcon Resources Corp.	2,667,409	4,748
^	CARBO Ceramics Inc.	112,907	4,522
*	Pioneer Energy Services Corp.	732,412	4,058
*	Geospace Technologies Corp.	143,365	3,799
*,^	Northern Oil and Gas Inc.	664,876	3,757
^	Comstock Resources Inc.	507,355	3,455
^	Energy XXI Ltd.	1,025,285	3,342
	Gulfmark Offshore Inc.	136,311	3,329
*	Bill Barrett Corp.	271,281	3,090
*	Rex Energy Corp.	558,917	2,851
*,^	Approach Resources Inc.	408,211	2,608
*	Eclipse Resources Corp.	367,316	2,582
*	Clayton Williams Energy Inc.	34,916	2,228
*	EP Energy Corp. Class A	210,191	2,194
*	Jones Energy Inc.	131,363	1,499
*	PetroQuest Energy Inc.	322,749	1,207
*,^	Goodrich Petroleum Corp.	204,469	908
*,^	Solazyme Inc.	342,068	883
*	Resolute Energy Corp.	602,313	795
*,^	Midstates Petroleum Co. Inc.	182,311	275
			604,777
Technology (16.6%)
	CDK Global Inc.	1,747,459	71,226
*	Cadence Design Systems Inc.	3,355,713	63,658
*	athenahealth Inc.	436,686	63,625
*	SunEdison Inc.	2,950,908	57,572
*	TriQuint Semiconductor Inc.	2,032,442	55,994
	IAC/InterActiveCorp	893,779	54,333
*	Fortinet Inc.	1,604,635	49,198
*	Palo Alto Networks Inc.	392,411	48,098
	SS&C Technologies Holdings Inc.	814,771	47,656
*	Informatica Corp.	1,245,129	47,483
*	PTC Inc.	1,261,918	46,249
*	Ultimate Software Group Inc.	308,740	45,328
*	Tableau Software Inc. Class A	511,328	43,340
*	Guidewire Software Inc.	796,060	40,305
	Solera Holdings Inc.	781,490	39,997
*	Tyler Technologies Inc.	359,342	39,326
*	Cavium Inc.	618,391	38,229
*	Atmel Corp.	4,541,652	38,127

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	SolarWinds Inc.	737,322	36,741
*	JDS Uniphase Corp.	2,655,624	36,435
*	Aspen Technology Inc.	1,036,160	36,286
*	Manhattan Associates Inc.	855,776	34,847
*	Riverbed Technology Inc.	1,689,954	34,492
*	Sapient Corp.	1,371,820	34,131
*	Integrated Device Technology Inc.	1,704,641	33,411
*	International Rectifier Corp.	821,427	32,775
*	Qlik Technologies Inc.	1,035,602	31,990
*,^	Freescale Semiconductor Ltd.	1,219,830	30,776
*	ViaSat Inc.	484,079	30,511
*	Medidata Solutions Inc.	590,784	28,210
*	RF Micro Devices Inc.	1,666,705	27,651
	Fair Isaac Corp.	368,031	26,609
*	ACI Worldwide Inc.	1,317,545	26,575
*	EchoStar Corp. Class A	501,540	26,331
	Plantronics Inc.	491,950	26,083
*	CommVault Systems Inc.	498,248	25,754
*	Allscripts Healthcare Solutions Inc.	1,962,879	25,066
*	Dealertrack Technologies Inc.	557,458	24,701
*	Ciena Corp.	1,220,228	23,685
*	Electronics For Imaging Inc.	539,036	23,087
	Blackbaud Inc.	530,777	22,961
	InterDigital Inc.	425,824	22,526
*	EPAM Systems Inc.	466,244	22,263
*,^	Finisar Corp.	1,141,594	22,158
*	Cree Inc.	684,761	22,063
*	Aruba Networks Inc.	1,191,522	21,662
*	Entegris Inc.	1,599,647	21,131
*	Infinera Corp.	1,434,675	21,118
	Monolithic Power Systems Inc.	421,549	20,968
*	Silicon Laboratories Inc.	436,944	20,807
*	Demandware Inc.	353,474	20,339
*	3D Systems Corp.	605,716	19,910
	Tessera Technologies Inc.	544,013	19,454
*	Cornerstone OnDemand Inc.	552,039	19,432
*	Proofpoint Inc.	367,237	17,712
*	Envestnet Inc.	353,820	17,387
	Advent Software Inc.	562,312	17,229
*	MicroStrategy Inc. Class A	104,662	16,997
	Cogent Communications Holdings Inc.	476,449	16,862
	Power Integrations Inc.	321,056	16,611
*	Synchronoss Technologies Inc.	383,504	16,053
*	Veeva Systems Inc. Class A	594,877	15,711
*	Syntel Inc.	336,032	15,115
*	NetScout Systems Inc.	402,029	14,690
*	Super Micro Computer Inc.	420,997	14,684
*	iGATE Corp.	371,084	14,650
*	FleetMatics Group plc	411,781	14,614
*	Synaptics Inc.	211,829	14,582
*	Rambus Inc.	1,252,041	13,885
*	MedAssets Inc.	689,762	13,630
*,^	InvenSense Inc.	827,185	13,450
*	LogMeIn Inc.	265,968	13,123
	Monotype Imaging Holdings Inc.	451,441	13,015
*	RealPage Inc.	587,652	12,905
*	Shutterstock Inc.	183,054	12,649
*	Ellie Mae Inc.	313,549	12,642
*	Spansion Inc. Class A	355,739	12,173
	Mentor Graphics Corp.	554,863	12,163
	NIC Inc.	674,944	12,142
*	Infoblox Inc.	575,751	11,636
*	Bottomline Technologies de Inc.	458,390	11,588
*	Diodes Inc.	409,862	11,300

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Ruckus Wireless Inc.	918,119	11,036
*	Web.com Group Inc.	573,063	10,882
*	Loral Space & Communications Inc.	135,168	10,639
*	Semtech Corp.	385,655	10,633
*	Marketo Inc.	323,367	10,581
*	Sonus Networks Inc.	2,636,239	10,466
*,^	Gogo Inc.	587,556	9,712
*	BroadSoft Inc.	330,796	9,600
*,^	Endurance International Group Holdings Inc.	516,889	9,526
*,^	Advanced Micro Devices Inc.	3,548,769	9,475
*	Lattice Semiconductor Corp.	1,357,876	9,356
*	Interactive Intelligence Group Inc.	193,605	9,274
*,^	Nimble Storage Inc.	337,201	9,273
*	Zendesk Inc.	376,158	9,167
^	Ubiquiti Networks Inc.	304,374	9,022
	Pegasystems Inc.	382,402	7,942
*	LivePerson Inc.	559,117	7,884
*	Actua Corp.	419,391	7,746
	Computer Programs & Systems Inc.	122,191	7,423
*	Cray Inc.	214,348	7,391
*	RingCentral Inc. Class A	485,749	7,247
*	Cvent Inc.	237,314	6,607
*	Inphi Corp.	340,801	6,298
*	Blucora Inc.	423,637	5,867
*,^	Textura Corp.	204,598	5,825
*	Ultratech Inc.	308,271	5,722
*	Applied Micro Circuits Corp.	859,062	5,601
*	ChannelAdvisor Corp.	242,873	5,241
*	Tangoe Inc.	401,344	5,230
*	Silicon Image Inc.	891,463	4,921
*	Calix Inc.	469,415	4,704
	Forrester Research Inc.	114,850	4,520
*	Silicon Graphics International Corp.	396,994	4,518
*	Quantum Corp.	2,493,023	4,388
*	Ixia	385,699	4,339
*	Gigamon Inc.	242,746	4,304
*,^	Barracuda Networks Inc.	119,288	4,275
*,^	Rocket Fuel Inc.	260,787	4,204
*	CEVA Inc.	231,704	4,203
	Quality Systems Inc.	259,413	4,044
*	Castlight Health Inc. Class B	334,728	3,916
*	Comverse Inc.	205,461	3,859
*	Intralinks Holdings Inc.	276,418	3,289
*,^	OPOWER Inc.	228,785	3,256
*	Jive Software Inc.	451,856	2,725
*	Benefitfocus Inc.	51,275	1,684
*,^	VirnetX Holding Corp.	254,165	1,395
*	MobileIron Inc.	130,845	1,303
*	HubSpot Inc.	35,994	1,210
*	New Relic Inc.	4,180	146
			2,553,750
Telecommunications (0.1%)
*,^	Globalstar Inc.	3,931,938	10,813
*	Cincinnati Bell Inc.	2,402,364	7,663
			18,476
Utilities (0.6%)
	ITC Holdings Corp.	1,785,311	72,180
	TerraForm Power Inc. Class A	263,984	8,152
	Ormat Technologies Inc.	104,493	2,840
*	Vivint Solar Inc.	241,566	2,227

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
				Shares	($000)
	Atlantic Power Corp.			693,102	1,879
					87,278
Total Common Stocks (Cost $11,511,595)					15,326,993

		Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.6%)[1]
2,3	Vanguard Market Liquidity Fund	0.126%		251,397,865	251,398

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.130%	4/27/15	4,000	3,998
4,6	Federal Home Loan Bank Discount Notes	0.075%	2/4/15	3,000	3,000
					6,998
Total Temporary Cash Investments (Cost $258,396)					258,396
Total Investments (101.6%) (Cost $11,769,991)					15,585,389
Other Assets and Liabilities—Net (-1.6%)[3]					(240,691)
Net Assets (100%)					15,344,698

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $215,878,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $229,896,000 of collateral received for securities on loan.
4 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (5.0%)
	RPM International Inc.	1,281,492	64,984
	Rockwood Holdings Inc.	684,348	53,927
	Steel Dynamics Inc.	2,193,210	43,294
	United States Steel Corp.	1,397,170	37,360
	Allegheny Technologies Inc.	1,044,060	36,302
	PolyOne Corp.	872,549	33,078
	Axiall Corp.	673,766	28,615
	Compass Minerals International Inc.	322,487	28,002
	Sensient Technologies Corp.	462,237	27,891
	Domtar Corp.	619,037	24,898
	Cabot Corp.	553,452	24,274
	HB Fuller Co.	482,932	21,505
*	Chemtura Corp.	843,378	20,857
	Commercial Metals Co.	1,135,108	18,491
	Olin Corp.	751,255	17,106
	Worthington Industries Inc.	492,898	14,831
	Tronox Ltd. Class A	580,173	13,854
*	Clearwater Paper Corp.	178,124	12,210
	Innophos Holdings Inc.	208,776	12,203
	Kaiser Aluminum Corp.	162,261	11,590
	Minerals Technologies Inc.	165,658	11,505
*	Century Aluminum Co.	469,573	11,458
*	Resolute Forest Products Inc.	635,731	11,195
	Quaker Chemical Corp.	121,057	11,142
	A Schulman Inc.	265,801	10,773
	PH Glatfelter Co.	412,351	10,544
	Peabody Energy Corp.	1,304,401	10,096
*	AK Steel Holding Corp.	1,615,870	9,598
	Innospec Inc.	222,923	9,519
^	Cliffs Natural Resources Inc.	1,325,100	9,461
	Rayonier Advanced Materials Inc.	409,534	9,133
*	Stillwater Mining Co.	576,439	8,497
	OM Group Inc.	281,288	8,382
	Stepan Co.	181,807	7,287
*	Kraton Performance Polymers Inc.	315,636	6,562
	SunCoke Energy Inc.	302,728	5,855
*	LSB Industries Inc.	184,857	5,812
	Tredegar Corp.	249,363	5,608
*	Ferro Corp.	418,667	5,426
*	Cloud Peak Energy Inc.	587,164	5,390
	Hecla Mining Co.	1,768,773	4,935
	Koppers Holdings Inc.	187,511	4,871
^	Arch Coal Inc.	2,033,546	3,620
*,^	Alpha Natural Resources Inc.	2,139,891	3,574
	Kronos Worldwide Inc.	222,047	2,891
	FutureFuel Corp.	209,418	2,727
*	NL Industries Inc.	70,308	605
^	Walter Energy Inc.	326,803	451
			742,189
Consumer Goods (6.5%)
	Snap-on Inc.	557,891	76,286
	Goodyear Tire & Rubber Co.	2,635,839	75,306
	Ingredion Inc.	690,007	58,540
	Leggett & Platt Inc.	1,321,410	56,305
*	Visteon Corp.	425,438	45,462
	Dana Holding Corp.	1,626,992	35,371
*	TreeHouse Foods Inc.	385,985	33,013
*	Tenneco Inc.	556,925	31,528
	Pinnacle Foods Inc.	892,774	31,515
	Scotts Miracle-Gro Co. Class A	437,977	27,295
	Tupperware Brands Corp.	411,004	25,893

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Thor Industries Inc.	435,721	24,344
	HNI Corp.	426,235	21,764
	Spectrum Brands Holdings Inc.	202,364	19,362
	Cooper Tire & Rubber Co.	501,800	17,387
*	Helen of Troy Ltd.	259,341	16,873
^	Sanderson Farms Inc.	199,476	16,761
	Dean Foods Co.	855,226	16,574
	Herman Miller Inc.	542,235	15,958
*	American Axle & Manufacturing Holdings Inc.	654,335	14,781
*	Iconix Brand Group Inc.	437,327	14,777
^	KB Home	881,079	14,582
	Fresh Del Monte Produce Inc.	432,732	14,518
	Andersons Inc.	263,498	14,002
	Steelcase Inc. Class A	766,768	13,764
	La-Z-Boy Inc.	496,920	13,337
	Columbia Sportswear Co.	267,601	11,919
*	Seaboard Corp.	2,812	11,805
	Schweitzer-Mauduit International Inc.	277,777	11,750
	Herbalife Ltd.	308,602	11,634
	Nu Skin Enterprises Inc. Class A	256,368	11,203
*	Take-Two Interactive Software Inc.	383,650	10,754
	Cal-Maine Foods Inc.	272,088	10,620
*	Crocs Inc.	792,632	9,900
	Universal Corp.	222,686	9,794
*	ACCO Brands Corp.	1,077,210	9,706
	Knoll Inc.	444,133	9,402
	Lancaster Colony Corp.	91,897	8,605
	Briggs & Stratton Corp.	414,145	8,457
	Snyder's-Lance Inc.	270,227	8,256
	Ethan Allen Interiors Inc.	250,286	7,751
*	Cooper-Standard Holding Inc.	131,709	7,623
*	Eastman Kodak Co.	302,126	6,559
*	Modine Manufacturing Co.	460,450	6,262
*	Chiquita Brands International Inc.	430,672	6,228
	Tootsie Roll Industries Inc.	180,857	5,543
	Movado Group Inc.	169,653	4,813
*	Hovnanian Enterprises Inc. Class A	1,136,625	4,694
*	Federal-Mogul Holdings Corp.	289,187	4,653
	Inter Parfums Inc.	164,000	4,502
	Titan International Inc.	413,541	4,396
	Superior Industries International Inc.	218,299	4,320
*,^	Elizabeth Arden Inc.	201,056	4,301
*	Central Garden and Pet Co. Class A	314,445	3,003
*	Taylor Morrison Home Corp. Class A	158,360	2,991
	National Presto Industries Inc.	50,092	2,907
*	Quiksilver Inc.	1,148,169	2,538
*	Central Garden and Pet Co.	100,255	880
			973,067
Consumer Services (13.4%)
	Alaska Air Group Inc.	1,273,321	76,094
*	Rite Aid Corp.	9,421,877	70,852
	Gannett Co. Inc.	2,168,078	69,227
	Omnicare Inc.	939,802	68,540
*	Avis Budget Group Inc.	1,020,051	67,660
	KAR Auction Services Inc.	1,352,480	46,863
*	Office Depot Inc.	5,172,010	44,350
	Service Corp. International	1,894,239	42,999
	Dun & Bradstreet Corp.	344,700	41,695
	Cablevision Systems Corp. Class A	2,002,300	41,327
	International Game Technology	2,375,793	40,982
	Foot Locker Inc.	690,110	38,770
*	JetBlue Airways Corp.	2,382,015	37,779
*	VCA Inc.	767,602	37,436
^	GameStop Corp. Class A	1,082,083	36,574

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Brinker International Inc.	610,016	35,802
	Graham Holdings Co. Class B	41,429	35,783
	Cinemark Holdings Inc.	1,000,021	35,581
	Casey's General Stores Inc.	371,009	33,510
	Cracker Barrel Old Country Store Inc.	229,552	32,312
	CST Brands Inc.	708,152	30,882
	Dillard's Inc. Class A	243,748	30,512
*	Apollo Education Group Inc.	881,620	30,072
*	Murphy USA Inc.	417,092	28,721
	John Wiley & Sons Inc. Class A	431,239	25,547
	DeVry Education Group Inc.	521,339	24,748
*	Starz	816,572	24,252
	Wendy's Co.	2,630,197	23,751
	Time Inc.	942,204	23,188
	American Eagle Outfitters Inc.	1,587,024	22,028
*	Asbury Automotive Group Inc.	285,958	21,710
	Big Lots Inc.	538,333	21,544
	Aaron's Inc.	696,025	21,277
*	Houghton Mifflin Harcourt Co.	1,019,009	21,104
	Dolby Laboratories Inc. Class A	463,486	19,986
	Hillenbrand Inc.	572,727	19,759
	Abercrombie & Fitch Co.	685,500	19,633
*	SUPERVALU Inc.	2,006,418	19,462
	Meredith Corp.	356,932	19,389
	Men's Wearhouse Inc.	438,509	19,360
	Penske Automotive Group Inc.	390,132	19,144
	Group 1 Automotive Inc.	210,116	18,831
	Choice Hotels International Inc.	335,417	18,790
	Lithia Motors Inc. Class A	216,153	18,738
	Sinclair Broadcast Group Inc. Class A	668,022	18,277
	Rent-A-Center Inc.	482,803	17,535
	New York Times Co. Class A	1,292,645	17,089
*,^	JC Penney Co. Inc.	2,636,154	17,082
	DineEquity Inc.	163,698	16,966
	Chemed Corp.	155,087	16,388
	Regal Entertainment Group Class A	763,731	16,313
	AMERCO	56,518	16,066
	Buckle Inc.	278,965	14,651
	Matthews International Corp. Class A	299,732	14,588
*	Acxiom Corp.	702,145	14,232
*	Beacon Roofing Supply Inc.	474,235	13,184
	Brown Shoe Co. Inc.	398,719	12,819
*	Lands' End Inc.	230,076	12,415
	SeaWorld Entertainment Inc.	691,128	12,371
	Guess? Inc.	572,590	12,070
*	Bloomin' Brands Inc.	482,665	11,951
	Children's Place Inc.	196,714	11,213
	Bob Evans Farms Inc.	215,152	11,011
*,^	TrueCar Inc.	444,266	10,174
*	Express Inc.	688,268	10,111
	Cato Corp. Class A	238,775	10,072
*	Barnes & Noble Inc.	403,892	9,378
*	Penn National Gaming Inc.	680,744	9,347
*	Boyd Gaming Corp.	729,533	9,323
	Scholastic Corp.	253,636	9,237
*	Rush Enterprises Inc. Class A	286,747	9,190
*,^	Caesars Entertainment Corp.	554,814	8,705
	Sonic Automotive Inc. Class A	319,748	8,646
*,^	Sears Holdings Corp.	255,712	8,433
	Capella Education Co.	105,785	8,141
	International Speedway Corp. Class A	255,834	8,097
*	Strayer Education Inc.	99,611	7,399
*	Regis Corp.	425,094	7,125
*,^	Weight Watchers International Inc.	272,500	6,769

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Biglari Holdings Inc.	16,878	6,743
* FTD Cos. Inc.	182,693	6,361
SkyWest Inc.	468,009	6,215
* Pinnacle Entertainment Inc.	274,226	6,102
Stage Stores Inc.	290,765	6,019
Fred's Inc. Class A	337,322	5,873
* Steiner Leisure Ltd.	117,784	5,443
Sabre Corp.	255,626	5,182
* ServiceMaster Global Holdings Inc.	192,605	5,156
Weis Markets Inc.	103,648	4,956
* Pep Boys-Manny Moe & Jack	487,953	4,792
Clear Channel Outdoor Holdings Inc. Class A	409,622	4,338
New Media Investment Group Inc.	180,562	4,267
Harte-Hanks Inc.	479,383	3,710
* Ruby Tuesday Inc.	537,056	3,673
Speedway Motorsports Inc.	118,775	2,598
* Smart & Final Stores Inc.	135,964	2,139
* Rush Enterprises Inc. Class B	72,233	2,034
* Liquidity Services Inc.	230,546	1,884
* K12 Inc.	146,432	1,738
* Bridgepoint Education Inc.	153,489	1,737
* Sears Hometown and Outlet Stores Inc.	119,828	1,576
* Diplomat Pharmacy Inc.	55,871	1,529
* Aeropostale Inc.	341,800	793
* RealNetworks Inc.	112,393	791
		1,988,581
Financials (30.0%)
Arthur J Gallagher & Co.	1,549,263	72,939
Liberty Property Trust	1,426,260	53,670
East West Bancorp Inc.	1,378,321	53,355
Protective Life Corp.	761,365	53,029
Apartment Investment & Management Co. Class A	1,387,696	51,553
HCC Insurance Holdings Inc.	929,469	49,745
Starwood Property Trust Inc.	2,135,502	49,629
National Retail Properties Inc.	1,259,595	49,590
* Liberty Ventures Class A	1,290,199	48,666
Hospitality Properties Trust	1,439,349	44,620
Eaton Vance Corp.	1,079,407	44,180
Senior Housing Properties Trust	1,957,834	43,288
SLM Corp.	4,063,461	41,407
NorthStar Asset Management Group Inc.	1,811,549	40,887
Corrections Corp. of America	1,118,537	40,648
Assured Guaranty Ltd.	1,555,561	40,429
Highwoods Properties Inc.	876,575	38,815
Brown & Brown Inc.	1,173,545	38,621
Cullen/Frost Bankers Inc.	545,080	38,504
American Financial Group Inc.	632,521	38,407
Retail Properties of America Inc.	2,272,126	37,922
NorthStar Realty Finance Corp.	2,142,681	37,668
City National Corp.	449,741	36,344
Umpqua Holdings Corp.	2,086,545	35,492
* Forest City Enterprises Inc. Class A	1,658,271	35,321
Two Harbors Investment Corp.	3,516,074	35,231
Prosperity Bancshares Inc.	636,150	35,217
Commerce Bancshares Inc.	785,535	34,163
RenaissanceRe Holdings Ltd.	351,311	34,154
* Alleghany Corp.	73,426	34,033
CNO Financial Group Inc.	1,969,634	33,917
* Popular Inc.	993,011	33,812
Synovus Financial Corp.	1,245,248	33,734
* E*TRADE Financial Corp.	1,387,670	33,658
Allied World Assurance Co. Holdings AG	879,035	33,333
First American Financial Corp.	978,009	33,155
Validus Holdings Ltd.	796,780	33,114

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Old Republic International Corp.	2,255,113	32,992
American Homes 4 Rent Class A	1,922,325	32,737
* Equity Commonwealth	1,237,070	31,756
EPR Properties	548,553	31,613
Chimera Investment Corp.	9,861,736	31,360
First Horizon National Corp.	2,257,826	30,661
Radian Group Inc.	1,833,678	30,659
Columbia Property Trust Inc.	1,199,516	30,408
* MGIC Investment Corp.	3,249,447	30,285
CBL & Associates Properties Inc.	1,552,467	30,149
Hanover Insurance Group Inc.	422,671	30,145
FirstMerit Corp.	1,587,573	29,989
Federated Investors Inc. Class B	903,545	29,754
First Niagara Financial Group Inc.	3,410,589	28,751
Geo Group Inc.	711,746	28,726
* Liberty Broadband Corp.	570,915	28,443
MFA Financial Inc.	3,542,495	28,305
StanCorp Financial Group Inc.	403,627	28,197
Webster Financial Corp.	866,284	28,180
DiamondRock Hospitality Co.	1,878,442	27,932
Piedmont Office Realty Trust Inc. Class A	1,481,320	27,908
Primerica Inc.	510,086	27,677
Brandywine Realty Trust	1,718,005	27,454
Associated Banc-Corp	1,458,953	27,180
Mid-America Apartment Communities Inc.	361,307	26,982
BankUnited Inc.	927,073	26,857
Aspen Insurance Holdings Ltd.	597,431	26,150
Bank of the Ozarks Inc.	688,673	26,114
Corporate Office Properties Trust	888,105	25,196
White Mountains Insurance Group Ltd.	39,809	25,084
Bank of Hawaii Corp.	421,276	24,986
ProAssurance Corp.	549,039	24,789
Endurance Specialty Holdings Ltd.	408,254	24,430
Hancock Holding Co.	783,183	24,044
Omega Healthcare Investors Inc.	611,715	23,900
PrivateBancorp Inc.	710,074	23,716
Susquehanna Bancshares Inc.	1,740,403	23,374
Assurant Inc.	337,284	23,080
Janus Capital Group Inc.	1,428,695	23,045
TCF Financial Corp.	1,445,012	22,961
MB Financial Inc.	682,001	22,411
United Bankshares Inc.	598,018	22,396
UMB Financial Corp.	393,235	22,371
FNB Corp.	1,666,294	22,195
American National Insurance Co.	193,601	22,121
Fulton Financial Corp.	1,778,889	21,987
Spirit Realty Capital Inc.	1,817,831	21,614
PacWest Bancorp	464,878	21,133
National Health Investors Inc.	301,270	21,077
Wintrust Financial Corp.	448,677	20,980
Washington Federal Inc.	942,914	20,886
Acadia Realty Trust	649,161	20,793
First Industrial Realty Trust Inc.	1,008,489	20,735
Symetra Financial Corp.	890,508	20,526
Valley National Bancorp	2,112,011	20,508
* Harbinger Group Inc.	1,447,837	20,501
American Equity Investment Life Holding Co.	689,789	20,135
Erie Indemnity Co. Class A	221,777	20,131
Iberiabank Corp.	305,178	19,791
American Realty Capital Healthcare Trust Inc.	1,626,211	19,352
Glacier Bancorp Inc.	684,691	19,014
BancorpSouth Inc.	830,782	18,701
Cathay General Bancorp	727,341	18,613
EastGroup Properties Inc.	291,386	18,451

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
RLI Corp.	372,062	18,380
* Liberty TripAdvisor Holdings Inc. Class A	680,253	18,299
Invesco Mortgage Capital Inc.	1,182,493	18,281
EverBank Financial Corp.	945,799	18,027
Washington REIT	640,360	17,712
First Citizens BancShares Inc. Class A	69,972	17,688
^ First Financial Bankshares Inc.	584,820	17,474
Hatteras Financial Corp.	929,303	17,127
Rayonier Inc.	608,847	17,011
Old National Bancorp	1,129,406	16,806
Platinum Underwriters Holdings Ltd.	226,687	16,643
New York REIT Inc.	1,558,486	16,504
New Residential Investment Corp.	1,290,677	16,482
Potlatch Corp.	390,037	16,331
^ AmTrust Financial Services Inc.	287,154	16,152
Redwood Trust Inc.	799,145	15,743
Interactive Brokers Group Inc.	532,921	15,540
Government Properties Income Trust	674,905	15,530
Capitol Federal Financial Inc.	1,214,652	15,523
Blackstone Mortgage Trust Inc. Class A	525,765	15,321
Trustmark Corp.	614,833	15,088
Mercury General Corp.	264,095	14,966
South State Corp.	220,054	14,761
Pennsylvania REIT	627,346	14,718
Mack-Cali Realty Corp.	769,010	14,657
CVB Financial Corp.	914,004	14,642
BGC Partners Inc. Class A	1,595,747	14,601
Columbia Banking System Inc.	522,946	14,439
LTC Properties Inc.	334,406	14,436
International Bancshares Corp.	543,268	14,418
PennyMac Mortgage Investment Trust	675,876	14,254
American Assets Trust Inc.	355,840	14,166
Community Bank System Inc.	370,237	14,117
Selective Insurance Group Inc.	514,585	13,981
* Enstar Group Ltd.	90,782	13,880
Kemper Corp.	379,078	13,689
Argo Group International Holdings Ltd.	246,534	13,675
Empire State Realty Trust Inc.	774,088	13,608
CYS Investments Inc.	1,555,249	13,562
Horace Mann Educators Corp.	402,251	13,347
Home Loan Servicing Solutions Ltd.	681,596	13,305
* MBIA Inc.	1,390,653	13,267
* FNFV Group	841,499	13,245
Pinnacle Financial Partners Inc.	325,261	12,861
Washington Prime Group Inc.	744,721	12,824
Montpelier Re Holdings Ltd.	353,697	12,669
National Penn Bancshares Inc.	1,202,266	12,654
ARMOUR Residential REIT Inc.	3,430,433	12,624
Associated Estates Realty Corp.	525,913	12,206
BOK Financial Corp.	199,707	11,990
First Midwest Bancorp Inc.	686,963	11,754
Westamerica Bancorporation	236,163	11,577
* Liberty Broadband Corp. Class A	225,578	11,299
Capstead Mortgage Corp.	920,004	11,298
Park National Corp.	125,717	11,123
Astoria Financial Corp.	814,801	10,886
Franklin Street Properties Corp.	865,797	10,623
* iStar Financial Inc.	777,035	10,607
New Senior Investment Group Inc.	637,606	10,489
NBT Bancorp Inc.	398,909	10,479
BBCN Bancorp Inc.	725,541	10,433
First Financial Bancorp	559,868	10,408
Northwest Bancshares Inc.	820,811	10,285
Provident Financial Services Inc.	564,545	10,196

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Boston Private Financial Holdings Inc.	755,540	10,177
Chemical Financial Corp.	314,804	9,646
Starwood Waypoint Residential Trust	362,850	9,568
Independent Bank Corp.	218,593	9,358
WesBanco Inc.	267,321	9,303
Nelnet Inc. Class A	200,384	9,284
* Greenlight Capital Re Ltd. Class A	283,684	9,262
American Capital Mortgage Investment Corp.	491,235	9,255
Select Income REIT	374,474	9,141
Inland Real Estate Corp.	817,835	8,955
* Piper Jaffray Cos.	148,642	8,635
Ashford Hospitality Trust Inc.	816,680	8,559
* Ambac Financial Group Inc.	342,521	8,392
Safety Insurance Group Inc.	129,714	8,303
First Commonwealth Financial Corp.	881,401	8,127
S&T Bancorp Inc.	272,052	8,110
Infinity Property & Casualty Corp.	104,942	8,108
* Navigators Group Inc.	109,785	8,052
* KCG Holdings Inc. Class A	675,064	7,864
Banner Corp.	178,634	7,685
Talmer Bancorp Inc. Class A	541,700	7,605
Parkway Properties Inc.	400,595	7,367
* Green Dot Corp. Class A	357,588	7,327
OFG Bancorp	429,692	7,154
First Potomac Realty Trust	565,843	6,994
* Essent Group Ltd.	266,828	6,860
National General Holdings Corp.	359,377	6,688
* Investment Technology Group Inc.	317,915	6,619
City Holding Co.	139,086	6,472
Berkshire Hills Bancorp Inc.	242,258	6,459
Brookline Bancorp Inc.	640,049	6,420
FXCM Inc. Class A	385,614	6,390
Saul Centers Inc.	110,590	6,325
Cash America International Inc.	277,899	6,286
Maiden Holdings Ltd.	490,981	6,280
Rouse Properties Inc.	333,334	6,173
Resource Capital Corp.	1,207,044	6,083
* First BanCorp	1,025,118	6,017
State Bank Financial Corp.	295,146	5,897
Tompkins Financial Corp.	106,562	5,893
National Western Life Insurance Co. Class A	21,489	5,786
Anworth Mortgage Asset Corp.	1,090,304	5,724
Oritani Financial Corp.	366,868	5,650
Central Pacific Financial Corp.	259,360	5,576
FBL Financial Group Inc. Class A	94,862	5,505
* Ezcorp Inc. Class A	462,971	5,440
Universal Health Realty Income Trust	112,049	5,392
AG Mortgage Investment Trust Inc.	273,387	5,077
Altisource Residential Corp.	261,512	5,073
* World Acceptance Corp.	63,840	5,072
United Fire Group Inc.	168,901	5,021
Dime Community Bancshares Inc.	284,170	4,626
Getty Realty Corp.	241,605	4,400
Meadowbrook Insurance Group Inc.	459,822	3,890
* TESARO Inc.	103,682	3,856
* Great Western Bancorp Inc.	167,245	3,812
BancFirst Corp.	59,655	3,782
Ashford Hospitality Prime Inc.	219,115	3,760
OneBeacon Insurance Group Ltd. Class A	215,938	3,498
Employers Holdings Inc.	144,602	3,400
* Walker & Dunlop Inc.	191,133	3,352
Northfield Bancorp Inc.	222,964	3,300
* Beneficial Mutual Bancorp Inc.	254,062	3,117
State Auto Financial Corp.	137,382	3,053

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	GFI Group Inc.	550,171	2,998
*	Flagstar Bancorp Inc.	188,708	2,968
	Newcastle Investment Corp.	636,246	2,857
*	Enova International Inc.	126,766	2,822
	Fidelity & Guaranty Life	113,090	2,745
*	MoneyGram International Inc.	284,384	2,585
*	Forestar Group Inc.	160,404	2,470
	Urstadt Biddle Properties Inc. Class A	82,741	1,810
*	Kearny Financial Corp.	130,256	1,791
*,^	FCB Financial Holdings Inc. Class A	59,312	1,461
*	Liberty Broadband Rights Exp. 01/09/2015	142,440	1,353
	Urstadt Biddle Properties Inc.	42,332	785
			4,466,222
Health Care (5.8%)
*	Community Health Systems Inc.	1,061,090	57,214
*	Covance Inc.	543,318	56,418
*	Tenet Healthcare Corp.	943,702	47,817
	Teleflex Inc.	397,497	45,641
*	Health Net Inc.	710,876	38,053
	STERIS Corp.	570,519	36,998
*	WellCare Health Plans Inc.	421,750	34,609
*	LifePoint Hospitals Inc.	434,577	31,250
	HealthSouth Corp.	800,203	30,776
*	Alere Inc.	761,926	28,953
*	Charles River Laboratories International Inc.	450,455	28,667
*	Alnylam Pharmaceuticals Inc.	295,470	28,661
*	Amsurg Corp.	462,077	25,289
	Hill-Rom Holdings Inc.	552,274	25,195
*	Bio-Rad Laboratories Inc. Class A	194,836	23,489
	Owens & Minor Inc.	605,904	21,273
*	Halyard Health Inc.	446,994	20,325
*	Molina Healthcare Inc.	325,500	17,424
*	Prestige Brands Holdings Inc.	501,328	17,406
*	Magellan Health Inc.	265,313	15,927
*,^	Celldex Therapeutics Inc.	859,591	15,688
	Select Medical Holdings Corp.	1,005,320	14,477
*	Wright Medical Group Inc.	490,240	13,173
*,^	Agios Pharmaceuticals Inc.	114,461	12,824
*	Integra LifeSciences Holdings Corp.	236,076	12,802
^	PDL BioPharma Inc.	1,542,230	11,891
*	Clovis Oncology Inc.	211,969	11,870
	Kindred Healthcare Inc.	635,060	11,545
	CONMED Corp.	237,903	10,696
*,^	Achillion Pharmaceuticals Inc.	866,275	10,612
*	Ophthotech Corp.	210,122	9,428
*	Ultragenyx Pharmaceutical Inc.	214,418	9,409
*	Portola Pharmaceuticals Inc.	326,962	9,260
*	Infinity Pharmaceuticals Inc.	445,404	7,523
*	Hanger Inc.	322,434	7,061
*,^	Kite Pharma Inc.	120,694	6,960
*	PTC Therapeutics Inc.	129,013	6,679
	National Healthcare Corp.	88,157	5,540
*	Orthofix International NV	168,674	5,070
	Invacare Corp.	284,057	4,761
*	Gentiva Health Services Inc.	249,378	4,751
*	Surgical Care Affiliates Inc.	130,064	4,377
	Ensign Group Inc.	97,439	4,325
*	Universal American Corp.	465,429	4,319
*	Amedisys Inc.	128,781	3,780
*	LHC Group Inc.	120,184	3,747
*	Merit Medical Systems Inc.	199,072	3,450
*	Nevro Corp.	68,228	2,638
*,^	Synergy Pharmaceuticals Inc.	839,581	2,561
*	BioScrip Inc.	314,388	2,198

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Sage Therapeutics Inc.	37,023	1,355
*	Wright Medical Group Inc. CVR	71,097	340
			866,495
Industrials (20.3%)
*	Flextronics International Ltd.	5,558,561	62,145
	Valspar Corp.	716,037	61,923
	IDEX Corp.	762,424	59,347
*	Spirit AeroSystems Holdings Inc. Class A	1,355,274	58,331
	Carlisle Cos. Inc.	616,164	55,603
	Total System Services Inc.	1,606,466	54,556
	Broadridge Financial Solutions Inc.	1,152,410	53,218
	Global Payments Inc.	649,501	52,434
	Huntington Ingalls Industries Inc.	463,749	52,153
	Allegion plc	919,256	50,982
	PerkinElmer Inc.	1,084,747	47,436
	Ryder System Inc.	509,351	47,293
*	AECOM Technology Corp.	1,477,155	44,861
	Bemis Co. Inc.	959,135	43,362
*	Graphic Packaging Holding Co.	3,140,330	42,771
	Sonoco Products Co.	977,019	42,696
	Trinity Industries Inc.	1,494,493	41,861
	AptarGroup Inc.	590,534	39,471
	Oshkosh Corp.	765,926	37,262
	Packaging Corp. of America	472,182	36,854
	Jabil Circuit Inc.	1,671,566	36,490
*	Berry Plastics Group Inc.	1,135,179	35,815
	Alliant Techsystems Inc.	306,595	35,642
	ITT Corp.	879,208	35,573
	Triumph Group Inc.	487,484	32,769
	Timken Co.	766,635	32,720
*	WESCO International Inc.	426,972	32,540
*	Teledyne Technologies Inc.	315,856	32,451
	Belden Inc.	410,997	32,391
	RR Donnelley & Sons Co.	1,917,600	32,225
	Exelis Inc.	1,792,446	31,422
	Babcock & Wilcox Co.	1,022,724	30,989
	World Fuel Services Corp.	657,168	30,841
*	Esterline Technologies Corp.	276,014	30,273
	Deluxe Corp.	476,731	29,676
*	Generac Holdings Inc.	628,069	29,369
	Curtiss-Wright Corp.	414,958	29,292
	Regal-Beloit Corp.	386,125	29,037
	Terex Corp.	988,442	27,558
	Con-way Inc.	556,093	27,349
	Kennametal Inc.	759,363	27,178
	EnerSys	435,521	26,880
	Crane Co.	453,022	26,592
*	Moog Inc. Class A	355,976	26,353
*	Euronet Worldwide Inc.	479,725	26,337
	EMCOR Group Inc.	590,527	26,273
	Covanta Holding Corp.	1,132,489	24,926
*	CoreLogic Inc.	775,369	24,494
	GATX Corp.	424,390	24,419
*	Anixter International Inc.	268,040	23,711
	KBR Inc.	1,392,829	23,608
	Silgan Holdings Inc.	424,808	22,770
*	Rexnord Corp.	781,131	22,036
*	Owens-Illinois Inc.	791,836	21,372
	Littelfuse Inc.	216,034	20,884
	Booz Allen Hamilton Holding Corp.	786,017	20,853
*	Knowles Corp.	816,876	19,237
*	Sanmina Corp.	792,278	18,642
	Vishay Intertechnology Inc.	1,300,005	18,395
	UniFirst Corp.	145,834	17,712

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Convergys Corp.	867,729	17,676
Barnes Group Inc.	470,832	17,425
AGCO Corp.	375,661	16,980
* Masonite International Corp.	272,112	16,724
Watts Water Technologies Inc. Class A	261,480	16,588
Applied Industrial Technologies Inc.	357,054	16,278
MSA Safety Inc.	305,801	16,235
TimkenSteel Corp.	437,921	16,216
Tetra Tech Inc.	600,756	16,040
United Stationers Inc.	373,243	15,736
Actuant Corp. Class A	561,100	15,284
SPX Corp.	177,615	15,261
* FTI Consulting Inc.	393,663	15,207
* Orbital Sciences Corp.	555,016	14,924
Harsco Corp.	775,500	14,649
ABM Industries Inc.	508,184	14,559
* Itron Inc.	337,318	14,265
Matson Inc.	413,168	14,263
* Meritor Inc.	939,066	14,227
TAL International Group Inc.	322,870	14,067
* Boise Cascade Co.	378,244	14,052
* Korn/Ferry International	482,728	13,883
Valmont Industries Inc.	106,264	13,496
* Plexus Corp.	322,803	13,303
* Benchmark Electronics Inc.	509,869	12,971
Werner Enterprises Inc.	413,852	12,891
G&K Services Inc. Class A	181,706	12,874
Granite Construction Inc.	338,284	12,862
^ Greenbrier Cos. Inc.	232,818	12,509
Aircastle Ltd.	582,726	12,453
Brady Corp. Class A	435,190	11,898
* Greatbatch Inc.	240,020	11,833
* Atlas Air Worldwide Holdings Inc.	238,207	11,744
* PHH Corp.	488,126	11,695
Greif Inc. Class A	245,942	11,616
Brink's Co.	466,407	11,385
* Louisiana-Pacific Corp.	682,908	11,309
Otter Tail Corp.	353,387	10,941
MTS Systems Corp.	144,938	10,875
* Armstrong World Industries Inc.	210,834	10,778
Kaman Corp.	260,458	10,442
ArcBest Corp.	225,039	10,435
* UTi Worldwide Inc.	860,698	10,389
CIRCOR International Inc.	169,823	10,237
Cubic Corp.	193,530	10,187
AAR Corp.	363,935	10,110
Knight Transportation Inc.	292,228	9,836
Universal Forest Products Inc.	182,930	9,732
Standex International Corp.	122,576	9,470
* TrueBlue Inc.	408,416	9,087
* Tutor Perini Corp.	374,118	9,005
ESCO Technologies Inc.	240,321	8,868
* Sykes Enterprises Inc.	374,337	8,786
John Bean Technologies Corp.	265,816	8,735
Mobile Mini Inc.	210,437	8,525
McGrath RentCorp	237,024	8,500
* Wesco Aircraft Holdings Inc.	559,025	7,815
* Rofin-Sinar Technologies Inc.	269,251	7,746
Mueller Water Products Inc. Class A	730,403	7,479
Textainer Group Holdings Ltd.	217,114	7,451
Insperity Inc.	219,155	7,427
* Coherent Inc.	120,718	7,330
* NeuStar Inc. Class A	263,342	7,321
* Navigant Consulting Inc.	466,430	7,169

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	ManTech International Corp. Class A	231,619	7,002
*	Newport Corp.	364,090	6,958
	Astec Industries Inc.	176,451	6,936
	Altra Industrial Motion Corp.	243,232	6,905
	Materion Corp.	193,875	6,830
	Encore Wire Corp.	179,328	6,694
*	Aegion Corp. Class A	359,660	6,693
*	MasTec Inc.	294,966	6,669
	General Cable Corp.	444,602	6,625
	Comfort Systems USA Inc.	340,498	5,829
	Quad/Graphics Inc.	250,095	5,742
	Resources Connection Inc.	348,328	5,730
	Kforce Inc.	235,556	5,684
	AVX Corp.	404,133	5,658
*	GrafTech International Ltd.	1,116,413	5,649
	Hyster-Yale Materials Handling Inc.	76,915	5,630
	Schnitzer Steel Industries Inc.	241,398	5,446
*	Checkpoint Systems Inc.	382,392	5,250
	Albany International Corp.	137,759	5,233
	Park Electrochemical Corp.	191,725	4,780
	Kelly Services Inc. Class A	263,817	4,490
*	Air Transport Services Group Inc.	500,987	4,288
*	Dice Holdings Inc.	409,974	4,104
	American Science & Engineering Inc.	75,852	3,937
*	TTM Technologies Inc.	522,648	3,936
*	TeleTech Holdings Inc.	164,507	3,896
	Acacia Research Corp.	229,527	3,888
*	Nortek Inc.	46,512	3,783
*	Monster Worldwide Inc.	807,265	3,730
*	CAI International Inc.	160,451	3,722
	Black Box Corp.	141,721	3,387
	Landauer Inc.	91,477	3,123
	Griffon Corp.	201,796	2,684
*	Overseas Shipholding Group Inc. Class B	45,582	251
	Foster Wheeler AG	696	19
			3,022,888
Oil & Gas (3.7%)
*	Newfield Exploration Co.	1,317,987	35,744
*	First Solar Inc.	721,362	32,169
	Superior Energy Services Inc.	1,460,622	29,432
	Western Refining Inc.	709,970	26,823
*	Oil States International Inc.	510,595	24,968
*	WPX Energy Inc.	1,952,696	22,710
	Patterson-UTI Energy Inc.	1,335,552	22,157
	PBF Energy Inc. Class A	802,613	21,382
	Bristow Group Inc.	320,780	21,104
*	Helix Energy Solutions Group Inc.	912,359	19,798
*,^	Ultra Petroleum Corp.	1,398,323	18,402
	QEP Resources Inc.	865,538	17,501
	Nabors Industries Ltd.	1,321,038	17,147
*	California Resources Corp.	2,980,486	16,423
*	Unit Corp.	476,451	16,247
	Delek US Holdings Inc.	523,204	14,273
*	MRC Global Inc.	930,586	14,098
	Denbury Resources Inc.	1,692,606	13,761
*,^	NOW Inc.	513,809	13,220
	SM Energy Co.	323,844	12,494
*	SEACOR Holdings Inc.	160,518	11,848
	Exterran Holdings Inc.	311,351	10,144
*	Stone Energy Corp.	512,696	8,654
*	Atwood Oceanics Inc.	293,284	8,320
	Tidewater Inc.	238,637	7,734
*	Newpark Resources Inc.	766,958	7,317
*	McDermott International Inc.	2,288,132	6,658

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	SunPower Corp. Class A	252,246	6,516
	CVR Energy Inc.	167,047	6,466
*	TETRA Technologies Inc.	728,163	4,864
*	Contango Oil & Gas Co.	149,335	4,367
	Civeo Corp.	1,025,545	4,215
	Tesco Corp.	324,729	4,163
	CARBO Ceramics Inc.	94,533	3,786
	Green Plains Inc.	145,067	3,595
*	ION Geophysical Corp.	1,268,789	3,489
*	Parker Drilling Co.	1,110,761	3,410
^	EXCO Resources Inc.	1,443,766	3,133
	Alon USA Energy Inc.	235,550	2,984
	Gulfmark Offshore Inc.	114,519	2,797
*	Basic Energy Services Inc.	393,081	2,756
*	Bill Barrett Corp.	227,697	2,593
*	Seventy Seven Energy Inc.	463,002	2,505
	W&T Offshore Inc.	329,731	2,420
*	EP Energy Corp. Class A	178,079	1,859
*	Clayton Williams Energy Inc.	29,087	1,856
*	Willbros Group Inc.	194,156	1,217
	Paragon Offshore plc	406,873	1,127
*	Key Energy Services Inc.	626,394	1,046
*,^	Swift Energy Co.	199,986	810
*,^	Hercules Offshore Inc.	734,000	734
*	Vantage Drilling Co.	886,726	433
			543,669
Other (0.1%) [2]
*	Amec Foster Wheeler plc	786,710	10,459
*	Leap Wireless International Inc. CVR	474,686	1,196
			11,655
Technology (7.8%)
	Brocade Communications Systems Inc.	4,147,970	49,112
	Pitney Bowes Inc.	1,929,949	47,033
*	NCR Corp.	1,536,177	44,764
*	ON Semiconductor Corp.	4,185,521	42,399
*	Ingram Micro Inc.	1,497,449	41,389
	Teradyne Inc.	2,078,988	41,143
*	VeriFone Systems Inc.	1,031,469	38,371
	CDW Corp.	1,075,068	37,810
*	ARRIS Group Inc.	1,251,414	37,780
*	Verint Systems Inc.	581,390	33,883
*	AOL Inc.	710,222	32,791
	DST Systems Inc.	328,819	30,958
	Leidos Holdings Inc.	710,603	30,925
	j2 Global Inc.	435,982	27,031
*	Microsemi Corp.	912,370	25,893
	Lexmark International Inc. Class A	593,277	24,485
*	Tech Data Corp.	367,277	23,223
*	RF Micro Devices Inc.	1,395,521	23,152
	SYNNEX Corp.	283,374	22,149
*	Rovi Corp.	912,820	20,621
	Cypress Semiconductor Corp.	1,393,807	19,904
*	CACI International Inc. Class A	228,536	19,695
	Diebold Inc.	558,819	19,357
*	Fairchild Semiconductor International Inc. Class A	1,140,769	19,256
	Science Applications International Corp.	383,831	19,011
	MKS Instruments Inc.	509,777	18,658
*	CommScope Holding Co. Inc.	811,245	18,521
	Intersil Corp. Class A	1,249,711	18,083
*	Polycom Inc.	1,311,283	17,702
*	PMC-Sierra Inc.	1,615,450	14,798
*	OmniVision Technologies Inc.	552,975	14,377
*	Cirrus Logic Inc.	606,179	14,288

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Unisys Corp.	479,206	14,127
*	Progress Software Corp.	457,744	12,368
*	Synaptics Inc.	177,117	12,193
	ADTRAN Inc.	521,596	11,371
*	QLogic Corp.	846,363	11,274
*	NETGEAR Inc.	315,436	11,223
*	ScanSource Inc.	274,026	11,005
*	Dycom Industries Inc.	310,703	10,903
*	Kulicke & Soffa Industries Inc.	739,612	10,695
*	Cabot Microelectronics Corp.	217,113	10,274
*	Spansion Inc. Class A	298,004	10,198
*	Insight Enterprises Inc.	393,518	10,188
	Mentor Graphics Corp.	464,054	10,172
	West Corp.	283,036	9,340
*	Semtech Corp.	323,016	8,906
*	Advanced Energy Industries Inc.	366,112	8,677
*,^	Advanced Micro Devices Inc.	2,975,556	7,945
	CSG Systems International Inc.	313,386	7,857
	Brooks Automation Inc.	611,274	7,794
*	Amkor Technology Inc.	1,026,492	7,288
*	Digital River Inc.	276,000	6,825
	Micrel Inc.	436,190	6,329
*	Harmonic Inc.	847,029	5,938
^	Ebix Inc.	300,341	5,103
	Epiq Systems Inc.	280,650	4,793
*	FormFactor Inc.	543,752	4,676
	Comtech Telecommunications Corp.	147,811	4,659
*	Mercury Systems Inc.	310,148	4,317
*	Ixia	338,075	3,803
*	Emulex Corp.	648,691	3,678
	Quality Systems Inc.	218,163	3,401
*	Intralinks Holdings Inc.	231,441	2,754
*	Pendrell Corp.	1,436,408	1,982
*	Systemax Inc.	123,380	1,666
*,^	Benefitfocus Inc.	42,900	1,409
*	Vectrus Inc.	50,159	1,374
*,^	HubSpot Inc.	30,083	1,011
			1,156,078
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	870,398	21,977
	Consolidated Communications Holdings Inc.	459,863	12,798
*	Iridium Communications Inc.	721,340	7,033
*	Vonage Holdings Corp.	1,679,833	6,400
	Atlantic Tele-Network Inc.	91,873	6,210
*	United States Cellular Corp.	123,181	4,906
	EarthLink Holdings Corp.	986,722	4,332
*	Intelsat SA	205,295	3,564
			67,220
Utilities (6.7%)
	UGI Corp.	1,655,034	62,858
	AGL Resources Inc.	1,148,056	62,581
	Atmos Energy Corp.	963,991	53,733
	Westar Energy Inc. Class A	1,255,253	51,767
	TECO Energy Inc.	2,253,568	46,176
	Aqua America Inc.	1,696,118	45,286
	Questar Corp.	1,682,944	42,545
	Great Plains Energy Inc.	1,480,024	42,047
	Vectren Corp.	792,718	36,647
*	Dynegy Inc.	1,120,843	34,018
	Hawaiian Electric Industries Inc.	984,405	32,958
	IDACORP Inc.	482,548	31,940
	Cleco Corp.	579,543	31,608
	Piedmont Natural Gas Co. Inc.	751,991	29,636
	Portland General Electric Co.	750,761	28,401

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
				Shares	($000)
	Southwest Gas Corp.			446,578	27,603
	WGL Holdings Inc.			477,261	26,068
	NorthWestern Corp.			440,818	24,941
	New Jersey Resources Corp.			405,588	24,822
	UIL Holdings Corp.			542,938	23,640
	ALLETE Inc.			427,246	23,558
	Black Hills Corp.			428,801	22,744
	PNM Resources Inc.			764,717	22,659
	Laclede Group Inc.			394,219	20,972
	ONE Gas Inc.			499,828	20,603
	Avista Corp.			567,832	20,073
	South Jersey Industries Inc.			323,285	19,051
	El Paso Electric Co.			387,282	15,514
	MGE Energy Inc.			332,683	15,174
	American States Water Co.			368,548	13,880
	Northwest Natural Gas Co.			261,213	13,035
	Empire District Electric Co.			417,130	12,405
	California Water Service Group			436,067	10,732
	Ormat Technologies Inc.			87,908	2,389
	Atlantic Power Corp.			578,719	1,568

					993,632

Total Common Stocks (Cost $11,533,614)					14,831,696

		Coupon

Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	0.126%		135,297,663	135,298

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.130%	4/27/15	3,000	2,999
7	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	1,300	1,300
6,7	Federal Home Loan Bank Discount Notes	0.105%	3/6/15	3,000	2,999

					7,298

Total Temporary Cash Investments (Cost $142,596)					142,596

Total Investments (100.7%) (Cost $11,676,210)					14,974,292
Other Assets and Liabilities—Net (-0.7%)[4]					(106,277)
Net Assets (100%)					14,868,015

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $84,960,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $89,861,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

52

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SNA480 022015

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (15.8%)
* Liberty Global plc	5,887,670	284,433
* Tesla Motors Inc.	886,884	197,252
Las Vegas Sands Corp.	3,389,024	197,106
* DISH Network Corp. Class A	1,947,685	141,967
* Charter Communications Inc. Class A	750,248	125,006
Advance Auto Parts Inc.	670,307	106,767
* TRW Automotive Holdings Corp.	1,016,854	104,583
Hanesbrands Inc.	917,633	102,426
* Hilton Worldwide Holdings Inc.	3,796,872	99,060
Signet Jewelers Ltd.	736,205	96,862
* Liberty Global plc Class A	1,923,336	96,561
Autoliv Inc.	832,138	88,306
Polaris Industries Inc.	561,208	84,877
* Sirius XM Holdings Inc.	23,737,093	83,080
* Jarden Corp.	1,647,001	78,858
* LKQ Corp.	2,783,991	78,286
* Ulta Salon Cosmetics & Fragrance Inc.	592,492	75,744
Foot Locker Inc.	1,306,044	73,374
Lear Corp.	728,495	71,451
* MGM Resorts International	3,299,598	70,545
* Liberty Media Corp.	1,832,077	64,178
Williams-Sonoma Inc.	787,266	59,580
* lululemon athletica Inc.	962,833	53,716
* Toll Brothers Inc.	1,491,317	51,107
Gentex Corp.	1,347,325	48,679
Domino's Pizza Inc.	508,109	47,849
* NVR Inc.	35,727	45,564
Dick's Sporting Goods Inc.	901,816	44,775
Brunswick Corp.	855,719	43,864
* Visteon Corp.	406,700	43,460
Service Corp. International	1,908,748	43,329
Carter's Inc.	489,588	42,746
* Madison Square Garden Co. Class A	555,212	41,785
* Panera Bread Co. Class A	236,866	41,404
Dunkin' Brands Group Inc.	965,615	41,183
Lamar Advertising Co. Class A	737,592	39,564
* Norwegian Cruise Line Holdings Ltd.	842,396	39,390
International Game Technology	2,277,414	39,285
GNC Holdings Inc. Class A	816,389	38,338
* Office Depot Inc.	4,458,197	38,229
* Kate Spade & Co.	1,169,044	37,421
* Sally Beauty Holdings Inc.	1,158,008	35,597
Graham Holdings Co. Class B	40,586	35,055
Six Flags Entertainment Corp.	809,013	34,909
* Live Nation Entertainment Inc.	1,330,668	34,744
* AMC Networks Inc. Class A	544,627	34,731
Brinker International Inc.	584,329	34,294
Cinemark Holdings Inc.	959,908	34,154
Dana Holding Corp.	1,559,984	33,914
* Liberty Media Corp. Class A	914,467	32,253
* Groupon Inc. Class A	3,885,805	32,097
* Hyatt Hotels Corp. Class A	530,317	31,930
* Tenneco Inc.	562,822	31,861
* Restoration Hardware Holdings Inc.	330,069	31,690
* Buffalo Wild Wings Inc.	174,409	31,460
CST Brands Inc.	713,521	31,117
Cracker Barrel Old Country Store Inc.	219,606	30,912
* Tempur Sealy International Inc.	561,230	30,817
* Apollo Education Group Inc.	900,142	30,704
Vail Resorts Inc.	333,497	30,392
Dillard's Inc. Class A	238,867	29,901

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Tupperware Brands Corp.	464,545	29,266
*	Deckers Outdoor Corp.	319,230	29,063
	Jack in the Box Inc.	359,579	28,752
	Wolverine World Wide Inc.	935,512	27,570
*	Murphy USA Inc.	396,318	27,290
	John Wiley & Sons Inc. Class A	432,609	25,628
	Pool Corp.	398,963	25,310
	DeVry Education Group Inc.	528,553	25,090
	Time Inc.	1,003,736	24,702
	DSW Inc. Class A	658,148	24,549
	Sotheby's	565,534	24,420
	Lions Gate Entertainment Corp.	758,085	24,274
	Aramark	767,947	23,922
	Thor Industries Inc.	426,798	23,845
*	Bloomin' Brands Inc.	959,986	23,769
*	Starz	779,139	23,140
*	Cabela's Inc.	438,947	23,137
*	Liberty Broadband Corp.	461,500	22,992
	Wendy's Co.	2,535,522	22,896
	Chico's FAS Inc.	1,408,424	22,831
	HSN Inc.	299,218	22,741
	American Eagle Outfitters Inc.	1,613,360	22,393
	Cheesecake Factory Inc.	424,765	21,370
*	Houghton Mifflin Harcourt Co.	1,025,816	21,245
*	Skechers U.S.A. Inc. Class A	376,088	20,779
*	Asbury Automotive Group Inc.	272,854	20,715
*	TRI Pointe Homes Inc.	1,353,891	20,647
*	Five Below Inc.	499,943	20,413
*	Grand Canyon Education Inc.	430,214	20,074
	Big Lots Inc.	491,482	19,669
	Texas Roadhouse Inc. Class A	577,092	19,483
	Marriott Vacations Worldwide Corp.	260,004	19,381
	Penske Automotive Group Inc.	391,310	19,202
*	Burlington Stores Inc.	399,201	18,866
	Abercrombie & Fitch Co.	658,123	18,849
*	Life Time Fitness Inc.	331,780	18,785
	Men's Wearhouse Inc.	420,583	18,569
	Meredith Corp.	336,441	18,275
*,^	JC Penney Co. Inc.	2,811,651	18,220
	Sinclair Broadcast Group Inc. Class A	665,493	18,208
	Lithia Motors Inc. Class A	209,543	18,165
	Aaron's Inc.	593,371	18,139
	Choice Hotels International Inc.	323,094	18,100
	Rent-A-Center Inc.	487,643	17,711
*	G-III Apparel Group Ltd.	175,069	17,684
	Group 1 Automotive Inc.	196,937	17,649
	Cooper Tire & Rubber Co.	502,214	17,402
*	Liberty TripAdvisor Holdings Inc. Class A	635,244	17,088
*	Genesco Inc.	222,233	17,027
*	Steven Madden Ltd.	529,311	16,848
	Monro Muffler Brake Inc.	291,021	16,821
	Ryland Group Inc.	432,700	16,685
*	Lumber Liquidators Holdings Inc.	250,203	16,591
*,^	GoPro Inc. Class A	257,623	16,287
*	Helen of Troy Ltd.	246,088	16,010
	New York Times Co. Class A	1,198,992	15,851
*	American Axle & Manufacturing Holdings Inc.	698,870	15,787
	DineEquity Inc.	151,675	15,720
	Regal Entertainment Group Class A	734,849	15,696
	Papa John's International Inc.	279,524	15,597
*	ANN Inc.	421,907	15,391
*,^	Sears Holdings Corp.	460,888	15,200
*	Ascena Retail Group Inc.	1,207,448	15,166
*	Fiesta Restaurant Group Inc.	246,596	14,993

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Iconix Brand Group Inc.	442,948	14,967
*	Bright Horizons Family Solutions Inc.	316,613	14,884
*	Shutterfly Inc.	356,163	14,850
*	DreamWorks Animation SKG Inc. Class A	663,924	14,825
	Nexstar Broadcasting Group Inc. Class A	283,342	14,674
	KB Home	838,677	13,880
*	Dorman Products Inc.	286,418	13,825
*	Vitamin Shoppe Inc.	284,545	13,823
^	Buckle Inc.	258,711	13,588
*	La Quinta Holdings Inc.	611,905	13,499
*	Select Comfort Corp.	495,664	13,398
	Pier 1 Imports Inc.	861,927	13,274
	Core-Mark Holding Co. Inc.	212,894	13,185
*	Outerwall Inc.	173,983	13,087
*	Tumi Holdings Inc.	550,893	13,073
	La-Z-Boy Inc.	484,928	13,015
	Sonic Corp.	473,842	12,903
	Brown Shoe Co. Inc.	400,924	12,890
*	LifeLock Inc.	693,589	12,838
*	Diamond Resorts International Inc.	459,027	12,807
	Guess? Inc.	589,696	12,431
*	Meritage Homes Corp.	342,464	12,325
*,^	Media General Inc.	735,505	12,305
*	Popeyes Louisiana Kitchen Inc.	218,357	12,287
*	Pinnacle Entertainment Inc.	551,721	12,276
	Morningstar Inc.	185,653	12,014
*	Gentherm Inc.	327,158	11,981
*	Krispy Kreme Doughnuts Inc.	592,907	11,704
*	Liberty Broadband Corp. Class A	228,540	11,448
*	Express Inc.	777,070	11,415
	Children's Place Inc.	199,242	11,357
*	Hibbett Sports Inc.	231,973	11,234
	Columbia Sportswear Co.	251,942	11,222
	Bob Evans Farms Inc.	217,675	11,141
	SeaWorld Entertainment Inc.	622,340	11,140
*	Drew Industries Inc.	217,898	11,128
	Finish Line Inc. Class A	440,686	10,713
	Churchill Downs Inc.	112,284	10,701
*	Standard Pacific Corp.	1,391,899	10,147
	Cato Corp. Class A	238,205	10,047
*	BJ's Restaurants Inc.	199,731	10,028
*	Red Robin Gourmet Burgers Inc.	128,419	9,885
*	Crocs Inc.	787,925	9,841
*	Universal Electronics Inc.	150,528	9,789
*	Belmond Ltd. Class A	783,865	9,696
	Extended Stay America Inc.	498,887	9,634
	MDC Holdings Inc.	359,994	9,529
*	iRobot Corp.	271,732	9,435
*	Loral Space & Communications Inc.	119,822	9,431
	Capella Education Co.	122,073	9,395
*	Boyd Gaming Corp.	718,323	9,180
*	ServiceMaster Global Holdings Inc.	342,844	9,178
*	Rentrak Corp.	125,055	9,107
*	Barnes & Noble Inc.	390,905	9,077
*	Strayer Education Inc.	121,183	9,001
	Scholastic Corp.	246,663	8,983
*	Penn National Gaming Inc.	650,808	8,936
*	Zumiez Inc.	226,692	8,757
*	Tuesday Morning Corp.	400,137	8,683
*	Regis Corp.	505,079	8,465
	International Speedway Corp. Class A	265,194	8,393
	Ethan Allen Interiors Inc.	268,628	8,319
	Sonic Automotive Inc. Class A	304,850	8,243
	National CineMedia Inc.	566,869	8,146

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Denny's Corp.	778,821	8,030
*	Biglari Holdings Inc.	20,045	8,008
*	Cooper-Standard Holding Inc.	138,061	7,991
	Interval Leisure Group Inc.	381,883	7,978
*	Mattress Firm Holding Corp.	135,424	7,865
*	EW Scripps Co. Class A	340,358	7,607
	Standard Motor Products Inc.	196,934	7,507
	Oxford Industries Inc.	135,373	7,474
*	Francesca's Holdings Corp.	447,229	7,469
	Fred's Inc. Class A	401,032	6,982
*	Lands' End Inc.	129,319	6,978
	Stage Stores Inc.	334,394	6,922
*,^	Weight Watchers International Inc.	271,423	6,742
*	Libbey Inc.	213,274	6,705
*	American Public Education Inc.	181,681	6,699
*	Ascent Capital Group Inc. Class A	124,173	6,572
*	FTD Cos. Inc.	187,786	6,539
*	Global Eagle Entertainment Inc.	475,435	6,471
*	Steiner Leisure Ltd.	139,609	6,451
*	Modine Manufacturing Co.	470,118	6,394
*,^	Caesars Entertainment Corp.	403,311	6,328
	Nutrisystem Inc.	322,733	6,309
	Sturm Ruger & Co. Inc.	179,796	6,226
	Winnebago Industries Inc.	284,884	6,199
*	Scientific Games Corp. Class A	486,921	6,199
*	Carmike Cinemas Inc.	226,295	5,945
	New Media Investment Group Inc.	250,590	5,921
*	Beazer Homes USA Inc.	302,728	5,861
*	Unifi Inc.	190,953	5,677
	Ruth's Hospitality Group Inc.	375,716	5,636
*	Federal-Mogul Holdings Corp.	349,992	5,631
*	Orbitz Worldwide Inc.	672,494	5,535
*	Pep Boys-Manny Moe & Jack	541,934	5,322
	Movado Group Inc.	184,782	5,242
	Callaway Golf Co.	678,920	5,228
*	M/I Homes Inc.	227,018	5,212
*	Michaels Cos. Inc.	210,410	5,203
*	Del Frisco's Restaurant Group Inc.	217,694	5,168
*	Smith & Wesson Holding Corp.	537,833	5,093
	Arctic Cat Inc.	139,616	4,956
*	RetailMeNot Inc.	337,401	4,933
*	Blue Nile Inc.	136,307	4,908
*	Journal Communications Inc. Class A	427,313	4,884
*	Cavco Industries Inc.	61,223	4,853
*	Hovnanian Enterprises Inc. Class A	1,171,829	4,840
*	Overstock.com Inc.	197,587	4,795
*	Gray Television Inc.	424,366	4,753
	Superior Industries International Inc.	239,609	4,742
*	Taylor Morrison Home Corp. Class A	249,183	4,707
*	Vera Bradley Inc.	222,626	4,537
	Clear Channel Outdoor Holdings Inc. Class A	428,434	4,537
*	Motorcar Parts of America Inc.	145,561	4,525
*,^	Conn's Inc.	236,737	4,425
*	Cumulus Media Inc. Class A	1,039,074	4,395
	Haverty Furniture Cos. Inc.	199,483	4,391
	Remy International Inc.	209,142	4,375
*	Career Education Corp.	621,267	4,324
*	Ruby Tuesday Inc.	626,847	4,288
	ClubCorp Holdings Inc.	233,815	4,192
*	MarineMax Inc.	208,725	4,185
	Strattec Security Corp.	50,476	4,168
*	Nautilus Inc.	274,144	4,162
	Entravision Communications Corp. Class A	637,783	4,133
^	World Wrestling Entertainment Inc. Class A	331,997	4,097

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	zulily Inc. Class A	174,000	4,072
	Speedway Motorsports Inc.	183,202	4,007
	PetMed Express Inc.	278,077	3,996
	NACCO Industries Inc. Class A	67,031	3,979
*	America's Car-Mart Inc.	74,532	3,979
	Stein Mart Inc.	267,377	3,909
	Harte-Hanks Inc.	500,028	3,870
*	Tower International Inc.	151,231	3,864
*	Vince Holding Corp.	141,648	3,703
*	Kirkland's Inc.	155,873	3,685
	Marcus Corp.	197,632	3,658
*	Citi Trends Inc.	144,823	3,657
*	Travelport Worldwide Ltd.	199,685	3,594
	AMC Entertainment Holdings Inc.	135,571	3,549
*,^	Zoe's Kitchen Inc.	117,394	3,511
	Big 5 Sporting Goods Corp.	229,859	3,363
	Shoe Carnival Inc.	128,861	3,310
	Tribune Publishing Co.	142,693	3,268
*	K12 Inc.	263,297	3,125
*	Noodles & Co. Class A	117,186	3,088
*	Stoneridge Inc.	232,192	2,986
*	Chuy's Holdings Inc.	149,123	2,933
*	William Lyon Homes Class A	141,766	2,874
	AH Belo Corp. Class A	272,851	2,832
*	Morgans Hotel Group Co.	358,594	2,811
*	Quiksilver Inc.	1,258,410	2,781
*	Famous Dave's of America Inc.	105,294	2,766
*	Perry Ellis International Inc.	105,173	2,727
*	Jamba Inc.	176,103	2,657
	Collectors Universe Inc.	124,595	2,599
	Carriage Services Inc. Class A	121,277	2,541
*	LeapFrog Enterprises Inc.	527,294	2,489
	Saga Communications Inc. Class A	55,822	2,427
*	EVINE Live Inc.	357,680	2,357
*	VOXX International Corp. Class A	268,917	2,356
*,^	Tile Shop Holdings Inc.	260,847	2,316
	Marine Products Corp.	272,188	2,297
	Destination Maternity Corp.	143,513	2,289
*	Container Store Group Inc.	116,038	2,220
	Bassett Furniture Industries Inc.	113,025	2,205
	Universal Technical Institute Inc.	216,851	2,134
*	Carrols Restaurant Group Inc.	276,904	2,113
	Cherokee Inc.	108,760	2,106
	Spartan Motors Inc.	395,336	2,079
*	Nathan's Famous Inc.	25,975	2,078
*	Bravo Brio Restaurant Group Inc.	147,002	2,045
*,^	El Pollo Loco Holdings Inc.	101,421	2,025
*,^	Central European Media Enterprises Ltd. Class A	612,761	1,967
*	Fuel Systems Solutions Inc.	175,841	1,924
	Flexsteel Industries Inc.	59,627	1,923
	Lifetime Brands Inc.	110,561	1,902
*	Christopher & Banks Corp.	330,093	1,885
*	Entercom Communications Corp. Class A	154,219	1,875
*,^	Chegg Inc.	269,711	1,864
*	McClatchy Co. Class A	559,101	1,856
*	1-800-Flowers.com Inc. Class A	225,149	1,855
	Culp Inc.	85,172	1,847
	CSS Industries Inc.	65,753	1,817
*	Aeropostale Inc.	767,758	1,781
*	Sizmek Inc.	276,636	1,732
*	ZAGG Inc.	253,579	1,722
*	Lee Enterprises Inc.	467,645	1,721
*,^	ITT Educational Services Inc.	178,808	1,718
*	Coupons.com Inc.	94,333	1,674

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Escalade Inc.	110,736	1,671
*,^	JAKKS Pacific Inc.	240,079	1,633
*	Isle of Capri Casinos Inc.	194,153	1,625
*	Bridgepoint Education Inc.	141,997	1,607
*	Kona Grill Inc.	67,857	1,567
	Tandy Leather Factory Inc.	173,075	1,563
*	Sequential Brands Group Inc.	119,217	1,558
*	Destination XL Group Inc.	284,142	1,551
	Weyco Group Inc.	51,812	1,537
	Hooker Furniture Corp.	89,405	1,535
*	West Marine Inc.	117,684	1,520
*	Green Brick Partners Inc.	185,085	1,518
*	Fox Factory Holding Corp.	92,671	1,504
*	Malibu Boats Inc. Class A	77,932	1,502
	Winmark Corp.	17,186	1,494
*	Gaiam Inc. Class A	201,271	1,435
*	Black Diamond Inc.	155,256	1,358
*	Crown Media Holdings Inc. Class A	383,160	1,356
*	Build-A-Bear Workshop Inc.	67,190	1,351
*	Monarch Casino & Resort Inc.	80,912	1,342
*	Installed Building Products Inc.	73,911	1,317
*	Liberty Broadband Rights Exp. 01/09/2015	136,160	1,294
*	Potbelly Corp.	99,904	1,286
*	Sears Hometown and Outlet Stores Inc.	95,924	1,261
	Town Sports International Holdings Inc.	207,822	1,237
*	Dixie Group Inc.	133,074	1,220
*,^	hhgregg Inc.	159,657	1,209
	Rocky Brands Inc.	89,284	1,184
	Blyth Inc.	125,173	1,145
*	Systemax Inc.	84,527	1,141
*	Skullcandy Inc.	124,068	1,140
*	Martha Stewart Living Omnimedia Inc. Class A	249,017	1,073
	Ark Restaurants Corp.	47,000	1,059
*	SFX Entertainment Inc.	231,723	1,050
*	Insignia Systems Inc.	291,212	1,043
*,^	American Apparel Inc.	1,012,059	1,042
*	Cinedigm Corp. Class A	639,109	1,035
*,^	Wayfair Inc.	51,287	1,018
*	Reading International Inc. Class A	74,528	988
*	Dex Media Inc.	107,532	965
*	RCI Hospitality Holdings Inc.	94,602	948
*	LGI Homes Inc.	63,064	941
*	Shiloh Industries Inc.	59,757	940
	Frisch's Restaurants Inc.	32,865	881
*	Century Casinos Inc.	173,878	878
*	Eldorado Resorts Inc.	201,414	816
	Johnson Outdoors Inc. Class A	25,688	801
*	Luby's Inc.	173,782	791
*	Red Lion Hotels Corp.	123,596	784
*	Ballantyne Strong Inc.	189,702	780
	bebe stores inc	345,084	756
*	Papa Murphy's Holdings Inc.	61,135	710
*	Intrawest Resorts Holdings Inc.	58,083	694
*	Ambassadors Group Inc.	269,686	674
	Beasley Broadcast Group Inc. Class A	131,564	672
*	Tilly's Inc. Class A	68,928	668
*	Emmis Communications Corp. Class A	348,385	651
	Trans World Entertainment Corp.	195,751	644
	Bon-Ton Stores Inc.	86,879	644
	Dover Motorsports Inc.	244,223	637
*	Gaming Partners International Corp.	74,766	637
*	2U Inc.	32,085	631
*	WCI Communities Inc.	31,083	609
	Superior Uniform Group Inc.	20,571	604

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Lincoln Educational Services Corp.	198,012	558
*	Delta Apparel Inc.	51,510	524
*	New York & Co. Inc.	177,352	468
*	Lakes Entertainment Inc.	69,306	464
*,^	Pizza Inn Holdings Inc.	64,290	456
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	212,586	444
*	Radio One Inc.	265,812	444
*	Summer Infant Inc.	135,595	442
*	Sportsman's Warehouse Holdings Inc.	59,010	432
*	Cosi Inc.	256,013	407
*	Perfumania Holdings Inc.	64,749	396
*,^	RadioShack Corp.	1,066,045	394
*	Empire Resorts Inc.	50,583	393
*	Pacific Sunwear of California Inc.	179,222	391
*	ReachLocal Inc.	110,914	382
*	Charles & Colvard Ltd.	182,786	336
*	Geeknet Inc.	39,690	329
*	Full House Resorts Inc.	227,501	319
*	Boot Barn Holdings Inc.	16,917	308
*	Turtle Beach Corp.	94,229	301
*	UCP Inc.	27,610	290
*,^	Lakeland Industries Inc.	30,087	282
*,^	UQM Technologies Inc.	349,913	273
*	Ignite Restaurant Group Inc.	33,499	264
	Emerson Radio Corp.	246,030	258
*,^	YOU On Demand Holdings Inc.	112,510	232
*	Skyline Corp.	56,914	231
	Sypris Solutions Inc.	86,675	229
*	Learning Tree International Inc.	123,243	216
*	Daily Journal Corp.	800	210
*	Stanley Furniture Co. Inc.	76,292	209
*	Gordmans Stores Inc.	75,635	206
*,^	Clean Diesel Technologies Inc.	114,044	206
*	Dover Downs Gaming & Entertainment Inc.	247,196	205
*	Joe's Jeans Inc.	612,767	203
*	Forward Industries Inc.	190,865	199
*	Cambium Learning Group Inc.	117,787	196
*	Liberty Tax Inc.	5,322	190
*	Dave & Buster's Entertainment Inc.	6,900	188
*	Books-A-Million Inc.	101,558	174
*	Spanish Broadcasting System Inc.	73,134	169
*	New Home Co. Inc.	9,602	139
*	Century Communities Inc.	7,738	134
*	Jason Industries Inc.	12,919	127
*	NTN Buzztime Inc.	287,989	127
*,^	Comstock Holding Cos. Inc. Class A	122,728	126
*	Nova Lifestyle Inc.	42,885	121
*	Premier Exhibitions Inc.	185,197	113
*	Good Times Restaurants Inc.	13,560	94
	Salem Communications Corp. Class A	11,551	90
*	US Auto Parts Network Inc.	36,063	84
*	CafePress Inc.	33,950	80
*,^	Wet Seal Inc. Class A	1,201,194	78
*	Townsquare Media Inc. Class A	5,800	77
*,^	EveryWare Global Inc.	98,550	72
*	Appliance Recycling Centers of America Inc.	24,098	64
*	Corinthian Colleges Inc.	959,600	61
*	Hemisphere Media Group Inc.	3,547	48
*	SPAR Group Inc.	33,227	47
*	Cache Inc.	196,912	39
*	Nevada Gold & Casinos Inc.	30,913	38
*	Diversified Restaurant Holdings Inc.	6,700	35
*	AG&E Holdings Inc.	29,185	20
*	Entertainment Gaming Asia Inc.	22,710	11

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Restaurant Brands International Inc.	272	11
	AMCON Distributing Co.	100	8
*	Flanigan's Enterprises Inc.	200	6
	Empire Resorts Inc. Rights Exp. 02/02/2015	7,639	5
*	DGSE Cos. Inc.	1,051	1
*	Here Media Inc.	12,670	—
			6,494,008
Consumer Staples (3.1%)
	Bunge Ltd.	1,333,288	121,209
	Church & Dwight Co. Inc.	1,231,540	97,058
	Energizer Holdings Inc.	570,251	73,311
*	Rite Aid Corp.	8,395,543	63,134
*	WhiteWave Foods Co. Class A	1,603,744	56,115
	Ingredion Inc.	660,541	56,040
*	Hain Celestial Group Inc.	927,664	54,074
*	Sprouts Farmers Market Inc.	1,138,277	38,679
*	United Natural Foods Inc.	458,314	35,439
*	TreeHouse Foods Inc.	388,896	33,262
	Flowers Foods Inc.	1,699,312	32,610
	Casey's General Stores Inc.	354,866	32,051
	Pinnacle Foods Inc.	852,709	30,101
*	Darling Ingredients Inc.	1,515,590	27,523
	Nu Skin Enterprises Inc. Class A	546,007	23,861
*	Boston Beer Co. Inc. Class A	81,849	23,699
^	Herbalife Ltd.	624,875	23,558
*,^	Pilgrim's Pride Corp.	571,329	18,734
	Spectrum Brands Holdings Inc.	194,430	18,603
*	SUPERVALU Inc.	1,895,611	18,387
*	Post Holdings Inc.	412,890	17,296
	PriceSmart Inc.	186,497	17,012
	Lancaster Colony Corp.	178,969	16,759
	Dean Foods Co.	864,679	16,757
*	Fresh Market Inc.	406,130	16,733
^	Sanderson Farms Inc.	189,384	15,913
	J&J Snack Foods Corp.	137,586	14,965
	B&G Foods Inc.	494,523	14,786
	Snyder's-Lance Inc.	477,796	14,597
*	Harbinger Group Inc.	1,027,748	14,553
	Vector Group Ltd.	675,266	14,390
	Coty Inc. Class A	653,310	13,497
	Andersons Inc.	246,466	13,097
	WD-40 Co.	129,031	10,978
*	Seaboard Corp.	2,573	10,801
	Cal-Maine Foods Inc.	276,402	10,788
	Fresh Del Monte Produce Inc.	311,815	10,461
	SpartanNash Co.	361,853	9,459
	Universal Corp.	213,809	9,403
*	Pantry Inc.	225,541	8,359
	Tootsie Roll Industries Inc.	232,920	7,139
*	Diamond Foods Inc.	235,131	6,638
*	Chiquita Brands International Inc.	447,381	6,469
*	USANA Health Sciences Inc.	61,639	6,324
	Calavo Growers Inc.	132,161	6,251
*	Boulder Brands Inc.	554,036	6,128
	Weis Markets Inc.	124,018	5,931
*,^	Elizabeth Arden Inc.	247,701	5,298
*	Revlon Inc. Class A	154,202	5,268
*	Medifast Inc.	152,988	5,133
*	Central Garden and Pet Co. Class A	506,704	4,839
	Ingles Markets Inc. Class A	127,946	4,746
	Coca-Cola Bottling Co. Consolidated	50,763	4,469
	Inter Parfums Inc.	158,429	4,349
	John B Sanfilippo & Son Inc.	92,666	4,216

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	National Beverage Corp.	172,780	3,908
*	Chefs' Warehouse Inc.	162,348	3,741
	MGP Ingredients Inc.	154,908	2,457
*	Farmer Bros Co.	79,219	2,333
*	IGI Laboratories Inc.	243,014	2,139
*	Natural Grocers by Vitamin Cottage Inc.	75,898	2,138
*	Diplomat Pharmacy Inc.	72,679	1,989
*	Nutraceutical International Corp.	91,360	1,970
*	Omega Protein Corp.	185,082	1,956
	Limoneira Co.	77,208	1,929
*	Seneca Foods Corp. Class A	71,308	1,927
	Alico Inc.	37,462	1,874
	Oil-Dri Corp. of America	54,081	1,765
*	Inventure Foods Inc.	134,481	1,713
	Orchids Paper Products Co.	58,219	1,695
*	Lifeway Foods Inc.	88,065	1,632
	Rocky Mountain Chocolate Factory Inc.	111,705	1,475
*	Alliance One International Inc.	924,726	1,461
*	Roundy's Inc.	301,757	1,461
	Village Super Market Inc. Class A	51,928	1,421
	United-Guardian Inc.	56,614	1,101
*	Craft Brew Alliance Inc.	80,877	1,079
*	Lifevantage Corp.	813,942	1,058
*	Smart & Final Stores Inc.	65,363	1,028
	Nature's Sunshine Products Inc.	62,761	930
	Female Health Co.	195,658	767
*	Synutra International Inc.	123,300	750
*,^	S&W Seed Co.	155,550	622
*	Natural Alternatives International Inc.	112,367	601
	Liberator Medical Holdings Inc.	177,987	516
*	Castle Brands Inc.	317,540	514
*,^	Fairway Group Holdings Corp.	142,271	448
*	Primo Water Corp.	70,205	303
*,^	Rock Creek Pharmaceuticals Inc.	1,464,153	266
*,^	Freshpet Inc.	15,413	263
*,^	22nd Century Group Inc.	157,071	259
*	Mannatech Inc.	7,932	211
*	Reed's Inc.	30,778	182
*	Coffee Holding Co. Inc.	18,710	96
*	RiceBran Technologies	20,529	85
*,^	Vapor Corp.	57,771	70
*	Reliv International Inc.	44,259	52
*	Crystal Rock Holdings Inc.	42,584	32
	Ocean Bio-Chem Inc.	1,200	5
			1,283,472
Energy (4.2%)
*	Cheniere Energy Inc.	2,032,484	143,087
*	Concho Resources Inc.	1,040,293	103,769
*	Weatherford International plc	7,125,179	81,583
	HollyFrontier Corp.	1,799,282	67,437
*	Dresser-Rand Group Inc.	705,826	57,737
	Oceaneering International Inc.	965,283	56,768
*	Whiting Petroleum Corp.	1,531,956	50,555
	Core Laboratories NV	402,556	48,444
	Energen Corp.	674,291	42,993
*	Gulfport Energy Corp.	787,841	32,884
	World Fuel Services Corp.	666,148	31,262
*	Diamondback Energy Inc.	521,938	31,201
*	Continental Resources Inc.	788,494	30,247
	Targa Resources Corp.	271,978	28,843
*	Dril-Quip Inc.	368,547	28,279
	Superior Energy Services Inc.	1,398,160	28,173
	SemGroup Corp. Class A	393,008	26,878
	Rowan Cos. plc Class A	1,147,250	26,754

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Western Refining Inc.	670,992	25,350
*	Oil States International Inc.	498,581	24,381
*	Cobalt International Energy Inc.	2,736,183	24,325
	SM Energy Co.	620,632	23,944
	Patterson-UTI Energy Inc.	1,346,506	22,339
*	WPX Energy Inc.	1,870,018	21,748
	Bristow Group Inc.	327,987	21,578
*	Antero Resources Corp.	507,104	20,578
	PBF Energy Inc. Class A	766,083	20,408
	Exterran Holdings Inc.	625,792	20,388
*	Helix Energy Solutions Group Inc.	905,047	19,640
	Peabody Energy Corp.	2,500,647	19,355
*,^	Ultra Petroleum Corp.	1,412,020	18,582
*	Carrizo Oil & Gas Inc.	390,576	16,248
*	California Resources Corp.	2,857,841	15,747
*	Atwood Oceanics Inc.	548,676	15,566
*	Oasis Petroleum Inc.	931,856	15,413
	Tidewater Inc.	458,784	14,869
*	Unit Corp.	425,199	14,499
*	PDC Energy Inc.	330,549	13,642
	Delek US Holdings Inc.	495,519	13,518
*	Rice Energy Inc.	603,133	12,648
*	Rosetta Resources Inc.	566,552	12,640
*	Matador Resources Co.	622,221	12,588
*	Forum Energy Technologies Inc.	597,042	12,377
*	Memorial Resource Development Corp.	673,049	12,135
*	SEACOR Holdings Inc.	163,994	12,104
*	Stone Energy Corp.	518,213	8,747
*	RSP Permian Inc.	335,787	8,442
*	Kosmos Energy Ltd.	989,387	8,301
*,^	Laredo Petroleum Inc.	768,855	7,958
	Green Plains Inc.	315,345	7,814
*	Synergy Resources Corp.	619,658	7,770
*	Hornbeck Offshore Services Inc.	298,580	7,456
*	Newpark Resources Inc.	773,878	7,383
	RPC Inc.	565,597	7,375
*	Parsley Energy Inc. Class A	456,390	7,284
^	CARBO Ceramics Inc.	181,211	7,257
*	Bonanza Creek Energy Inc.	296,628	7,119
*,^	SandRidge Energy Inc.	3,645,666	6,635
*	McDermott International Inc.	2,193,349	6,383
	Gulfmark Offshore Inc.	248,430	6,067
^	CVR Energy Inc.	151,912	5,881
*	C&J Energy Services Inc.	428,651	5,662
*	Matrix Service Co.	252,250	5,630
*,^	Magnum Hunter Resources Corp.	1,783,348	5,600
*	Cloud Peak Energy Inc.	578,692	5,312
*	Bill Barrett Corp.	462,737	5,271
*	TETRA Technologies Inc.	751,249	5,018
	Frank's International NV	293,349	4,878
*	Westmoreland Coal Co.	142,013	4,716
*	Penn Virginia Corp.	678,055	4,529
*,^	Sanchez Energy Corp.	482,811	4,485
*	Contango Oil & Gas Co.	149,527	4,372
*	RigNet Inc.	105,702	4,337
*,^	Halcon Resources Corp.	2,350,146	4,183
*	Clayton Williams Energy Inc.	64,615	4,122
*	Parker Drilling Co.	1,208,800	3,711
	Tesco Corp.	284,586	3,648
^	Arch Coal Inc.	2,043,945	3,638
*	Era Group Inc.	170,084	3,597
^	EXCO Resources Inc.	1,634,865	3,548
*,^	Alpha Natural Resources Inc.	2,122,072	3,544
*	EP Energy Corp. Class A	335,611	3,504

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	ION Geophysical Corp.	1,239,062	3,407
*,^	Clean Energy Fuels Corp.	677,853	3,386
*	Geospace Technologies Corp.	127,249	3,372
*	Pioneer Energy Services Corp.	596,849	3,307
*,^	Triangle Petroleum Corp.	672,187	3,213
*	Abraxas Petroleum Corp.	1,084,392	3,188
	Gulf Island Fabrication Inc.	161,634	3,134
*	REX American Resources Corp.	49,705	3,080
*	Willbros Group Inc.	489,486	3,069
	Panhandle Oil and Gas Inc. Class A	131,652	3,065
*,^	Northern Oil and Gas Inc.	539,390	3,048
	Alon USA Energy Inc.	234,124	2,966
^	Comstock Resources Inc.	421,370	2,870
^	Energy XXI Ltd.	873,433	2,847
*	PHI Inc.	75,566	2,664
*	VAALCO Energy Inc.	577,215	2,632
	W&T Offshore Inc.	357,412	2,623
*	Callon Petroleum Co.	474,973	2,589
*	Basic Energy Services Inc.	332,393	2,330
*	Renewable Energy Group Inc.	232,971	2,262
*	Pacific Ethanol Inc.	218,784	2,260
*	Rex Energy Corp.	437,281	2,230
	Paragon Offshore plc	800,956	2,219
*	PetroQuest Energy Inc.	586,761	2,194
*,^	Approach Resources Inc.	341,580	2,183
*	Natural Gas Services Group Inc.	94,392	2,175
*	Key Energy Services Inc.	1,246,294	2,081
*	Eclipse Resources Corp.	287,550	2,021
*	Par Petroleum Corp.	119,300	1,939
*	Seventy Seven Energy Inc.	348,078	1,883
*	Swift Energy Co.	445,124	1,803
*,^	Hercules Offshore Inc.	1,570,717	1,571
*	Gastar Exploration Inc.	624,417	1,505
*,^	Solazyme Inc.	565,038	1,458
*,^	Goodrich Petroleum Corp.	327,534	1,454
	Evolution Petroleum Corp.	195,300	1,451
*,^	Uranium Energy Corp.	770,227	1,348
*	Ring Energy Inc.	122,362	1,285
*	PHI Inc. NV	31,690	1,185
*	Apco Oil and Gas International Inc.	83,060	1,165
*	Warren Resources Inc.	702,028	1,130
*	Jones Energy Inc.	98,436	1,123
*	FMSA Holdings Inc.	156,200	1,081
*	Isramco Inc.	7,245	1,000
	Dawson Geophysical Co.	80,854	989
	Adams Resources & Energy Inc.	18,784	938
*	Resolute Energy Corp.	696,622	920
*	Vantage Drilling Co.	1,876,556	917
	Hallador Energy Co.	82,607	909
*	Nuverra Environmental Solutions Inc.	154,020	855
*	Mitcham Industries Inc.	139,751	829
*	Harvest Natural Resources Inc.	451,404	817
*	FX Energy Inc.	509,657	790
*	CHC Group Ltd.	238,190	767
*,^	Glori Energy Inc.	167,794	701
*,^	CAMAC Energy Inc.	1,835,922	679
*,^	Royale Energy Inc.	291,305	615
*,^	Emerald Oil Inc.	509,624	612
*,^	Amyris Inc.	287,906	593
*	TransAtlantic Petroleum Ltd.	108,809	586
*,^	Uranerz Energy Corp.	520,358	583
*	Midstates Petroleum Co. Inc.	349,912	528
*,^	Miller Energy Resources Inc.	411,806	515
*,^	Vertex Energy Inc.	114,375	479

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	US Energy Corp. Wyoming	281,604	417
*	BPZ Resources Inc.	1,390,209	402
*	TGC Industries Inc.	174,011	376
*,^	Uranium Resources Inc.	199,442	371
*,^	Hyperdynamics Corp.	475,426	366
*	Magellan Petroleum Corp.	395,021	359
^	ZaZa Energy Corp.	138,805	350
*	Synthesis Energy Systems Inc.	359,874	341
*,^	Quicksilver Resources Inc.	1,712,036	339
*	Zion Oil & Gas Inc.	234,790	322
*,^	Profire Energy Inc.	127,063	290
*,^	Gevo Inc.	737,177	236
*	PrimeEnergy Corp.	2,826	206
*	Forbes Energy Services Ltd.	143,916	174
*,^	Forest Oil Corp.	692,468	156
*	Tengasco Inc.	558,194	144
*,^	GreenHunter Resources Inc.	183,806	132
*	Barnwell Industries Inc.	46,909	126
*,^	Saratoga Resources Inc.	501,406	109
*	Yuma Energy Inc.	57,243	105
*	American Eagle Energy Corp.	140,741	88
*	Lilis Energy Inc.	103,154	74
*	Enservco Corp.	40,793	66
*	FieldPoint Petroleum Corp.	35,776	64
*	Escalera Resources Co.	116,717	61
*	Ceres Inc.	216,292	52
*	ENGlobal Corp.	18,000	34
*	Independence Contract Drilling Inc.	5,900	31
*,^	Lucas Energy Inc.	233,203	29
*	Aemetis Inc.	4,685	27
*	Dakota Plains Holdings Inc.	14,647	26
*	Earthstone Energy Inc.	900	21
*	PEDEVCO Corp.	40,105	18
*	PostRock Energy Corp.	45,606	17
*	Superior Drilling Products Inc.	4,028	17
*	Aspen Aerogels Inc.	1,026	8
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	7
*	SAExploration Holdings Inc.	678	3
			1,724,063
Financials (23.2%)
	SL Green Realty Corp.	886,724	105,538
	Realty Income Corp.	2,050,441	97,827
	Annaly Capital Management Inc.	8,700,639	94,054
	TD Ameritrade Holding Corp.	2,499,382	89,428
*	Markel Corp.	128,172	87,521
	Federal Realty Investment Trust	625,553	83,486
	Digital Realty Trust Inc.	1,247,909	82,736
	CIT Group Inc.	1,681,842	80,443
	American Realty Capital Properties Inc.	8,362,443	75,680
	Voya Financial Inc.	1,778,297	75,364
	Willis Group Holdings plc	1,626,095	72,865
	UDR Inc.	2,343,355	72,222
	American Capital Agency Corp.	3,249,529	70,937
	Everest Re Group Ltd.	415,474	70,755
*	Arch Capital Group Ltd.	1,186,779	70,139
	Arthur J Gallagher & Co.	1,481,745	69,761
*	Alleghany Corp.	148,030	68,612
	Raymond James Financial Inc.	1,158,055	66,345
	New York Community Bancorp Inc.	4,077,269	65,236
	Duke Realty Corp.	3,142,255	63,474
	WP Carey Inc.	888,244	62,266
	Jones Lang LaSalle Inc.	412,776	61,888
*	Realogy Holdings Corp.	1,346,216	59,893
	Lazard Ltd. Class A	1,195,179	59,795

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Extra Space Storage Inc.	1,015,170	59,530
Alexandria Real Estate Equities Inc.	661,152	58,671
Camden Property Trust	793,759	58,611
First Republic Bank	1,120,501	58,401
* Signature Bank	463,492	58,381
Reinsurance Group of America Inc. Class A	631,491	55,331
Regency Centers Corp.	856,721	54,642
* SVB Financial Group	467,407	54,252
Kilroy Realty Corp.	771,432	53,283
Mid-America Apartment Communities Inc.	692,595	51,723
PartnerRe Ltd.	449,993	51,358
Liberty Property Trust	1,364,291	51,338
East West Bancorp Inc.	1,321,731	51,164
Protective Life Corp.	726,488	50,600
DDR Corp.	2,750,782	50,504
CBOE Holdings Inc.	775,493	49,182
MSCI Inc. Class A	1,029,858	48,856
SEI Investments Co.	1,205,277	48,259
WR Berkley Corp.	939,733	48,171
Axis Capital Holdings Ltd.	939,016	47,974
National Retail Properties Inc.	1,214,766	47,825
Starwood Property Trust Inc.	2,051,400	47,675
HCC Insurance Holdings Inc.	889,853	47,625
Omega Healthcare Investors Inc.	1,172,360	45,804
Eaton Vance Corp.	1,093,590	44,761
Taubman Centers Inc.	583,835	44,617
Spirit Realty Capital Inc.	3,673,612	43,679
* Howard Hughes Corp.	332,232	43,330
Hospitality Properties Trust	1,380,056	42,782
LaSalle Hotel Properties	1,029,102	41,648
Senior Housing Properties Trust	1,877,301	41,507
American Financial Group Inc.	678,574	41,203
RLJ Lodging Trust	1,216,521	40,790
PacWest Bancorp	891,675	40,536
American Campus Communities Inc.	967,421	40,013
SLM Corp.	3,898,198	39,723
NorthStar Asset Management Group Inc.	1,732,995	39,114
BioMed Realty Trust Inc.	1,814,057	39,075
Corrections Corp. of America	1,073,188	39,000
Assured Guaranty Ltd.	1,488,820	38,694
Waddell & Reed Financial Inc. Class A	768,224	38,273
Equity LifeStyle Properties Inc.	734,953	37,887
Highwoods Properties Inc.	837,560	37,087
Retail Properties of America Inc.	2,180,406	36,391
NorthStar Realty Finance Corp.	2,065,219	36,307
Weingarten Realty Investors	1,037,077	36,215
Brown & Brown Inc.	1,092,115	35,942
City National Corp.	440,987	35,636
Cullen/Frost Bankers Inc.	504,057	35,607
Douglas Emmett Inc.	1,250,310	35,509
Investors Bancorp Inc.	3,132,313	35,160
Validus Holdings Ltd.	838,542	34,850
White Mountains Insurance Group Ltd.	55,206	34,786
Home Properties Inc.	526,655	34,549
RenaissanceRe Holdings Ltd.	354,229	34,438
* Synchrony Financial	1,149,066	34,185
Umpqua Holdings Corp.	2,001,059	34,038
Synovus Financial Corp.	1,255,454	34,010
Allied World Assurance Co. Holdings AG	892,239	33,834
Two Harbors Investment Corp.	3,376,001	33,828
First American Financial Corp.	986,850	33,454
* Outfront Media Inc.	1,239,493	33,268
Commerce Bancshares Inc.	762,503	33,161
CubeSmart	1,494,274	32,979

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Forest City Enterprises Inc. Class A	1,546,988	32,951
Old Republic International Corp.	2,235,939	32,712
Tanger Factory Outlet Centers Inc.	883,495	32,654
Rayonier Inc.	1,166,400	32,589
* Strategic Hotels & Resorts Inc.	2,462,446	32,578
* Popular Inc.	953,777	32,476
CNO Financial Group Inc.	1,885,243	32,464
Sunstone Hotel Investors Inc.	1,893,227	31,257
LPL Financial Holdings Inc.	699,073	31,144
Citizens Financial Group Inc.	1,251,252	31,106
Brixmor Property Group Inc.	1,250,612	31,065
* Stifel Financial Corp.	606,484	30,943
Prosperity Bancshares Inc.	552,927	30,610
CBL & Associates Properties Inc.	1,569,948	30,488
* Equity Commonwealth	1,187,484	30,483
EPR Properties	525,092	30,261
Chimera Investment Corp.	9,471,157	30,118
Pebblebrook Hotel Trust	657,766	30,014
First Horizon National Corp.	2,185,358	29,677
Healthcare Trust of America Inc. Class A	1,100,670	29,652
Post Properties Inc.	501,325	29,463
Radian Group Inc.	1,760,052	29,428
Columbia Property Trust Inc.	1,151,834	29,199
* MGIC Investment Corp.	3,122,099	29,098
Federated Investors Inc. Class B	879,534	28,963
Hanover Insurance Group Inc.	406,007	28,956
DCT Industrial Trust Inc.	809,101	28,853
FirstMerit Corp.	1,524,500	28,798
First Niagara Financial Group Inc.	3,263,616	27,512
Geo Group Inc.	681,245	27,495
BankUnited Inc.	936,445	27,129
MFA Financial Inc.	3,391,525	27,098
Webster Financial Corp.	832,249	27,073
Sovran Self Storage Inc.	309,601	27,003
StanCorp Financial Group Inc.	386,514	27,002
DiamondRock Hospitality Co.	1,804,594	26,834
Piedmont Office Realty Trust Inc. Class A	1,422,063	26,792
* PRA Group Inc.	461,739	26,749
Primerica Inc.	488,510	26,507
Brandywine Realty Trust	1,644,267	26,275
Associated Banc-Corp	1,396,377	26,015
Sun Communities Inc.	414,681	25,072
Aspen Insurance Holdings Ltd.	572,150	25,043
^ Ryman Hospitality Properties Inc.	470,169	24,797
MarketAxess Holdings Inc.	345,714	24,791
Healthcare Realty Trust Inc.	902,118	24,646
Endurance Specialty Holdings Ltd.	411,496	24,624
Washington Prime Group Inc.	1,429,940	24,624
TCF Financial Corp.	1,538,108	24,441
Gaming and Leisure Properties Inc.	828,452	24,307
Bank of Hawaii Corp.	407,906	24,193
Corporate Office Properties Trust	852,633	24,189
Colony Financial Inc.	1,009,633	24,049
ProAssurance Corp.	524,010	23,659
Hancock Holding Co.	754,603	23,166
* Texas Capital Bancshares Inc.	420,371	22,839
Bank of the Ozarks Inc.	595,050	22,564
Susquehanna Bancshares Inc.	1,666,585	22,382
American Homes 4 Rent Class A	1,301,707	22,168
Janus Capital Group Inc.	1,368,569	22,075
Kite Realty Group Trust	766,824	22,039
Medical Properties Trust Inc.	1,597,100	22,008
United Bankshares Inc.	586,462	21,963
Cousins Properties Inc.	1,896,060	21,653

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
PrivateBancorp Inc.	648,027	21,644
Fulton Financial Corp.	1,731,381	21,400
FNB Corp.	1,601,940	21,338
National Health Investors Inc.	302,561	21,167
^ Lexington Realty Trust	1,919,519	21,076
First Industrial Realty Trust Inc.	1,018,282	20,936
* Ally Financial Inc.	885,380	20,913
Erie Indemnity Co. Class A	228,333	20,726
Washington Federal Inc.	917,602	20,325
American Equity Investment Life Holding Co.	693,778	20,251
Symetra Financial Corp.	875,977	20,191
DuPont Fabros Technology Inc.	605,128	20,114
Wintrust Financial Corp.	429,163	20,068
Iberiabank Corp.	307,327	19,930
Acadia Realty Trust	621,086	19,893
UMB Financial Corp.	348,080	19,802
* Western Alliance Bancorp	711,019	19,766
Valley National Bancorp	2,025,074	19,663
MB Financial Inc.	589,960	19,386
Glacier Bancorp Inc.	689,468	19,147
Mercury General Corp.	334,732	18,969
Chesapeake Lodging Trust	503,571	18,738
EastGroup Properties Inc.	293,428	18,580
Glimcher Realty Trust	1,339,692	18,407
Santander Consumer USA Holdings Inc.	932,317	18,283
Kennedy-Wilson Holdings Inc.	717,608	18,155
Equity One Inc.	707,240	17,936
BancorpSouth Inc.	788,050	17,739
First Financial Bankshares Inc.	590,864	17,655
Chambers Street Properties	2,185,586	17,616
Invesco Mortgage Capital Inc.	1,135,077	17,548
Cathay General Bancorp	682,876	17,475
Financial Engines Inc.	477,089	17,438
Home BancShares Inc.	538,647	17,323
Evercore Partners Inc. Class A	330,193	17,292
Washington REIT	615,015	17,011
RLI Corp.	341,198	16,855
Platinum Underwriters Holdings Ltd.	228,860	16,803
Kemper Corp.	461,271	16,657
New Residential Investment Corp.	1,301,428	16,619
Alexander & Baldwin Inc.	418,190	16,418
Hatteras Financial Corp.	889,812	16,399
First Citizens BancShares Inc. Class A	63,882	16,149
* Education Realty Trust Inc.	435,205	15,924
New York REIT Inc.	1,495,276	15,835
WisdomTree Investments Inc.	1,003,947	15,737
Potlatch Corp.	374,394	15,676
* St. Joe Co.	850,920	15,648
Interactive Brokers Group Inc.	535,390	15,612
Capitol Federal Financial Inc.	1,204,911	15,399
Blackstone Mortgage Trust Inc. Class A	528,387	15,397
* Enstar Group Ltd.	100,515	15,368
^ AmTrust Financial Services Inc.	271,929	15,296
Trustmark Corp.	621,641	15,255
Hudson Pacific Properties Inc.	507,136	15,245
Sabra Health Care REIT Inc.	499,398	15,167
EverBank Financial Corp.	793,764	15,129
Redwood Trust Inc.	766,708	15,104
* Ocwen Financial Corp.	997,416	15,061
South State Corp.	222,311	14,913
Pennsylvania REIT	634,675	14,889
Government Properties Income Trust	644,299	14,825
Old National Bancorp	993,029	14,776
Mack-Cali Realty Corp.	772,513	14,724

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* First Cash Financial Services Inc.	262,518	14,614
STAG Industrial Inc.	590,960	14,479
PennyMac Mortgage Investment Trust	683,344	14,412
Retail Opportunity Investments Corp.	854,225	14,342
Community Bank System Inc.	375,120	14,303
BGC Partners Inc. Class A	1,560,780	14,281
International Bancshares Corp.	537,287	14,260
CVB Financial Corp.	887,710	14,221
PS Business Parks Inc.	178,546	14,202
Parkway Properties Inc.	772,089	14,199
Selective Insurance Group Inc.	519,635	14,118
* Essent Group Ltd.	544,980	14,011
LTC Properties Inc.	321,428	13,876
Columbia Banking System Inc.	490,534	13,544
American Assets Trust Inc.	339,518	13,516
Alexander's Inc.	30,804	13,467
Argo Group International Holdings Ltd.	241,530	13,398
Ramco-Gershenson Properties Trust	711,260	13,329
CYS Investments Inc.	1,495,358	13,040
Hersha Hospitality Trust Class A	1,844,197	12,965
Artisan Partners Asset Management Inc. Class A	254,773	12,874
Home Loan Servicing Solutions Ltd.	655,176	12,789
Horace Mann Educators Corp.	384,068	12,743
* PHH Corp.	529,641	12,690
* Hilltop Holdings Inc.	634,769	12,664
* MBIA Inc.	1,299,015	12,393
Associated Estates Realty Corp.	531,959	12,347
Empire State Realty Trust Inc.	695,882	12,234
Montpelier Re Holdings Ltd.	338,904	12,140
ARMOUR Residential REIT Inc.	3,295,102	12,126
Pinnacle Financial Partners Inc.	305,372	12,074
National Penn Bancshares Inc.	1,134,043	11,936
First Midwest Bancorp Inc.	694,097	11,876
Westamerica Bancorporation	240,896	11,809
BOK Financial Corp.	196,661	11,808
Virtus Investment Partners Inc.	65,626	11,189
Sterling Bancorp	768,944	11,057
FelCor Lodging Trust Inc.	1,019,713	11,033
Northwest Bancshares Inc.	876,467	10,982
TFS Financial Corp.	733,956	10,925
HFF Inc. Class A	302,469	10,865
Capstead Mortgage Corp.	883,402	10,848
Astoria Financial Corp.	806,983	10,781
Greenhill & Co. Inc.	245,487	10,703
NBT Bancorp Inc.	403,134	10,590
BBCN Bancorp Inc.	734,464	10,562
* Credit Acceptance Corp.	77,356	10,552
First Financial Bancorp	565,931	10,521
Park National Corp.	117,925	10,434
Altisource Residential Corp.	527,259	10,229
Boston Private Financial Holdings Inc.	757,973	10,210
Franklin Street Properties Corp.	822,055	10,087
New Senior Investment Group Inc.	608,569	10,011
Gramercy Property Trust Inc.	1,434,485	9,898
Summit Hotel Properties Inc.	792,150	9,854
* iStar Financial Inc.	715,337	9,764
* Encore Capital Group Inc.	219,914	9,764
Union Bankshares Corp.	400,762	9,650
CNA Financial Corp.	249,143	9,644
Starwood Waypoint Residential Trust	360,566	9,508
Independent Bank Corp.	220,699	9,448
WesBanco Inc.	270,230	9,404
Infinity Property & Casualty Corp.	120,867	9,338
* BofI Holding Inc.	119,536	9,301

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
S&T Bancorp Inc.	311,731	9,293
Chemical Financial Corp.	302,187	9,259
American National Insurance Co.	79,342	9,066
Chatham Lodging Trust	311,531	9,025
* Eagle Bancorp Inc.	253,834	9,016
Provident Financial Services Inc.	496,922	8,974
American Capital Mortgage Investment Corp.	472,785	8,907
Inland Real Estate Corp.	811,680	8,888
CyrusOne Inc.	321,096	8,846
Nelnet Inc. Class A	190,921	8,845
* Greenlight Capital Re Ltd. Class A	270,424	8,829
Safety Insurance Group Inc.	136,265	8,722
* Piper Jaffray Cos.	150,135	8,721
CoreSite Realty Corp.	221,293	8,642
Investors Real Estate Trust	1,057,081	8,636
Renasant Corp.	290,580	8,406
Select Income REIT	342,794	8,368
* Investment Technology Group Inc.	399,070	8,309
Banner Corp.	192,820	8,295
* Capital Bank Financial Corp.	308,455	8,267
* KCG Holdings Inc. Class A	708,236	8,251
* World Acceptance Corp.	103,018	8,185
First Commonwealth Financial Corp.	886,283	8,172
AMERISAFE Inc.	192,480	8,153
National General Holdings Corp.	436,737	8,128
City Holding Co.	174,600	8,124
* Navigators Group Inc.	110,367	8,094
* Ambac Financial Group Inc.	329,964	8,084
Wilshire Bancorp Inc.	791,356	8,016
ViewPoint Financial Group Inc.	335,026	7,990
National Bank Holdings Corp. Class A	411,376	7,985
* Springleaf Holdings Inc.	219,633	7,944
Southside Bancshares Inc.	273,868	7,918
Hanmi Financial Corp.	359,367	7,838
First Potomac Realty Trust	628,324	7,766
Aviv REIT Inc.	224,924	7,755
OFG Bancorp	465,175	7,745
Cohen & Steers Inc.	182,749	7,690
Ameris Bancorp	296,860	7,612
Saul Centers Inc.	132,797	7,595
Excel Trust Inc.	566,488	7,585
Ashford Hospitality Trust Inc.	715,179	7,495
First Merchants Corp.	328,798	7,480
United Community Banks Inc.	391,687	7,419
Simmons First National Corp. Class A	180,331	7,330
Employers Holdings Inc.	310,385	7,297
Stewart Information Services Corp.	194,377	7,200
FBL Financial Group Inc. Class A	124,063	7,199
Brookline Bancorp Inc.	715,807	7,180
Maiden Holdings Ltd.	560,840	7,173
State Bank Financial Corp.	355,995	7,113
TrustCo Bank Corp. NY	975,646	7,083
Northfield Bancorp Inc.	477,489	7,067
Anworth Mortgage Asset Corp.	1,334,116	7,004
Universal Health Realty Income Trust	144,224	6,940
United Fire Group Inc.	231,077	6,870
Flushing Financial Corp.	334,176	6,774
Berkshire Hills Bancorp Inc.	253,311	6,753
Lakeland Financial Corp.	154,053	6,697
Community Trust Bancorp Inc.	181,856	6,658
United Financial Bancorp Inc.	461,985	6,634
Resource Capital Corp.	1,295,859	6,531
Apollo Commercial Real Estate Finance Inc.	394,508	6,454
Sandy Spring Bancorp Inc.	246,277	6,423

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Oritani Financial Corp.	414,902	6,390
	National Western Life Insurance Co. Class A	23,260	6,263
*	Ezcorp Inc. Class A	529,287	6,219
	Terreno Realty Corp.	301,203	6,214
	Central Pacific Financial Corp.	286,100	6,151
*	Third Point Reinsurance Ltd.	419,226	6,075
	Urstadt Biddle Properties Inc. Class A	275,920	6,037
	Cash America International Inc.	266,659	6,032
^	New York Mortgage Trust Inc.	777,609	5,995
	Getty Realty Corp.	327,305	5,960
	Tompkins Financial Corp.	107,627	5,952
	Talmer Bancorp Inc. Class A	423,408	5,945
*,^	Walter Investment Management Corp.	358,274	5,915
*	Customers Bancorp Inc.	298,337	5,806
*,^	Nationstar Mortgage Holdings Inc.	205,696	5,799
	Apollo Residential Mortgage Inc.	365,342	5,761
*	Green Dot Corp. Class A	280,262	5,743
	Rouse Properties Inc.	308,783	5,719
	FXCM Inc. Class A	343,697	5,695
	AG Mortgage Investment Trust Inc.	304,322	5,651
	Washington Trust Bancorp Inc.	140,070	5,628
	Physicians Realty Trust	334,292	5,549
*	Forestar Group Inc.	357,379	5,504
	Silver Bay Realty Trust Corp.	329,236	5,452
*	Enova International Inc.	244,002	5,431
	Universal Insurance Holdings Inc.	265,427	5,428
	Cardinal Financial Corp.	273,117	5,416
	Monmouth Real Estate Investment Corp.	487,189	5,393
*	Phoenix Cos. Inc.	77,857	5,362
^	Western Asset Mortgage Capital Corp.	362,384	5,327
	WSFS Financial Corp.	69,242	5,324
*	First BanCorp	906,470	5,321
*	Ladenburg Thalmann Financial Services Inc.	1,338,014	5,285
	BancFirst Corp.	83,331	5,282
	Trico Bancshares	213,805	5,281
	Great Southern Bancorp Inc.	130,506	5,177
*	Safeguard Scientifics Inc.	259,296	5,139
*,^	Altisource Portfolio Solutions SA	149,019	5,035
	Dime Community Bancshares Inc.	306,800	4,995
	GAMCO Investors Inc.	55,761	4,959
	First Interstate BancSystem Inc. Class A	177,714	4,944
*	Paramount Group Inc.	263,500	4,898
	Agree Realty Corp.	156,287	4,859
	Campus Crest Communities Inc.	657,634	4,807
	RAIT Financial Trust	611,270	4,688
	Heritage Financial Corp.	266,853	4,683
	Stock Yards Bancorp Inc.	139,276	4,643
*	Tree.com Inc.	95,274	4,606
*	Beneficial Mutual Bancorp Inc.	375,083	4,602
	MainSource Financial Group Inc.	219,050	4,583
*	Yadkin Financial Corp.	232,991	4,578
*	Metro Bancorp Inc.	174,514	4,523
*	eHealth Inc.	181,285	4,518
*	Tejon Ranch Co.	152,612	4,496
	TPG Specialty Lending Inc.	263,410	4,431
	Southwest Bancorp Inc.	255,089	4,428
	First Financial Corp.	123,872	4,412
	Cedar Realty Trust Inc.	599,499	4,400
*	PICO Holdings Inc.	232,975	4,392
	Meadowbrook Insurance Group Inc.	516,022	4,366
	Rexford Industrial Realty Inc.	277,281	4,356
	German American Bancorp Inc.	140,941	4,302
	Preferred Bank	153,745	4,288
*	Bancorp Inc.	390,562	4,253

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Towne Bank	275,997	4,173
* Cowen Group Inc. Class A	863,393	4,144
CoBiz Financial Inc.	314,107	4,124
Suffolk Bancorp	181,538	4,123
Arlington Asset Investment Corp. Class A	152,239	4,051
1st Source Corp.	116,495	3,997
Univest Corp. of Pennsylvania	197,403	3,995
First Busey Corp.	612,493	3,987
Park Sterling Corp.	540,237	3,971
* American Residential Properties Inc.	225,478	3,962
Hudson Valley Holding Corp.	145,824	3,961
AmREIT Inc.	148,993	3,954
First Bancorp	214,030	3,953
Bank Mutual Corp.	573,693	3,936
QTS Realty Trust Inc. Class A	115,556	3,910
Arrow Financial Corp.	141,128	3,880
United Development Funding IV	207,197	3,800
* First NBC Bank Holding Co.	105,054	3,698
GFI Group Inc.	673,383	3,670
HCI Group Inc.	84,236	3,642
* Seacoast Banking Corp. of Florida	264,462	3,636
Bryn Mawr Bank Corp.	113,634	3,557
Financial Institutions Inc.	140,692	3,538
OneBeacon Insurance Group Ltd. Class A	217,586	3,525
State Auto Financial Corp.	157,775	3,506
National Interstate Corp.	117,629	3,505
Guaranty Bancorp	242,174	3,497
Republic Bancorp Inc. Class A	140,524	3,474
Mercantile Bank Corp.	164,829	3,465
* NewStar Financial Inc.	270,391	3,461
Westwood Holdings Group Inc.	55,872	3,454
* Kearny Financial Corp.	251,084	3,452
West Bancorporation Inc.	202,542	3,447
Centerstate Banks Inc.	286,603	3,413
^ RCS Capital Corp. Class A	278,214	3,405
One Liberty Properties Inc.	142,914	3,383
* Walker & Dunlop Inc.	192,348	3,374
Intervest Bancshares Corp. Class A	333,525	3,352
* HomeTrust Bancshares Inc.	200,027	3,332
Federated National Holding Co.	137,066	3,312
RE/MAX Holdings Inc.	96,568	3,307
Heartland Financial USA Inc.	121,977	3,306
CareTrust REIT Inc.	265,263	3,271
Diamond Hill Investment Group Inc.	23,395	3,229
OceanFirst Financial Corp.	186,459	3,196
* Citizens Inc.Class A	419,085	3,185
First Connecticut Bancorp Inc.	194,139	3,168
Ashford Hospitality Prime Inc.	181,833	3,120
Fidelity Southern Corp.	192,465	3,101
* INTL. FCStone Inc.	150,011	3,086
Whitestone REIT	202,338	3,057
Newcastle Investment Corp.	678,209	3,045
Dynex Capital Inc.	368,583	3,041
Lakeland Bancorp Inc.	259,460	3,036
Federal Agricultural Mortgage Corp.	99,819	3,029
Heritage Commerce Corp.	342,059	3,020
Oppenheimer Holdings Inc. Class A	128,672	2,992
* Franklin Financial Corp.	138,895	2,942
* NewBridge Bancorp	334,430	2,913
ConnectOne Bancorp Inc.	153,198	2,911
* Global Indemnity plc	102,206	2,900
Moelis & Co. Class A	82,612	2,886
Consolidated-Tomoka Land Co.	51,197	2,857
Heritage Oaks Bancorp	338,515	2,840

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Camden National Corp.	71,148	2,835
*	Sun Bancorp Inc.	145,599	2,825
	BNC Bancorp	163,347	2,811
*	Meridian Bancorp Inc.	250,510	2,811
	First Financial Northwest Inc.	232,516	2,800
	Baldwin & Lyons Inc.	108,283	2,792
	Calamos Asset Management Inc. Class A	207,089	2,758
	Gladstone Commercial Corp.	160,223	2,751
	Ares Commercial Real Estate Corp.	235,374	2,702
*	Flagstar Bancorp Inc.	169,085	2,660
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	184,778	2,629
	Waterstone Financial Inc.	198,818	2,614
	Peoples Bancorp Inc.	100,402	2,603
	Capital City Bank Group Inc.	165,396	2,570
*	Pacific Premier Bancorp Inc.	146,497	2,539
	United Community Financial Corp.	472,235	2,536
*	CommunityOne Bancorp	217,063	2,485
	CatchMark Timber Trust Inc. Class A	217,123	2,458
	United Insurance Holdings Corp.	109,041	2,393
*	Bridge Capital Holdings	106,745	2,389
*	Orrstown Financial Services Inc.	140,635	2,388
	Westfield Financial Inc.	323,634	2,375
	Macatawa Bank Corp.	432,709	2,354
	Crawford & Co. Class B	227,406	2,338
	First of Long Island Corp.	82,398	2,338
	Independent Bank Corp.	176,103	2,298
*	Riverview Bancorp Inc.	508,380	2,278
	Citizens & Northern Corp.	110,158	2,277
	BankFinancial Corp.	191,753	2,274
*	BBX Capital Corp.	137,883	2,268
*	BSB Bancorp Inc.	120,008	2,236
	EMC Insurance Group Inc.	62,845	2,228
*	Ladder Capital Corp.	112,536	2,207
	Territorial Bancorp Inc.	101,443	2,186
*	Great Western Bancorp Inc.	95,600	2,179
	First Community Bancshares Inc.	131,470	2,165
*	Pacific Mercantile Bancorp	303,605	2,137
	Enterprise Financial Services Corp.	107,366	2,118
*	PennyMac Financial Services Inc. Class A	122,256	2,115
	Northrim BanCorp Inc.	79,750	2,093
*	Blue Hills Bancorp Inc.	147,258	2,000
*	MBT Financial Corp.	400,225	1,997
	Pzena Investment Management Inc. Class A	209,705	1,984
*	Hampton Roads Bankshares Inc.	1,143,522	1,921
	Marlin Business Services Corp.	93,198	1,913
	Kansas City Life Insurance Co.	39,513	1,898
*,^	FBR & Co.	76,910	1,891
	National Bankshares Inc.	61,956	1,883
	ESB Financial Corp.	98,045	1,857
	Arbor Realty Trust Inc.	272,355	1,844
	Unity Bancorp Inc.	192,148	1,814
	Simplicity Bancorp Inc.	105,442	1,808
	First Bancorp Inc.	98,686	1,785
	MutualFirst Financial Inc.	81,209	1,784
	CorEnergy Infrastructure Trust Inc.	274,456	1,778
	CNB Financial Corp.	95,841	1,773
	Penns Woods Bancorp Inc.	35,642	1,756
	MicroFinancial Inc.	170,198	1,737
	HomeStreet Inc.	99,708	1,736
	American National Bankshares Inc.	69,627	1,727
	Century Bancorp Inc. Class A	42,974	1,722
*	SWS Group Inc.	247,013	1,707
^	JAVELIN Mortgage Investment Corp.	164,346	1,704
	Peoples Federal Bancshares Inc.	74,488	1,679

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Peoples Financial Services Corp.	33,669	1,673
Heritage Financial Group Inc.	63,561	1,646
First Defiance Financial Corp.	47,322	1,612
Meta Financial Group Inc.	45,812	1,605
Pulaski Financial Corp.	125,963	1,553
UMH Properties Inc.	160,645	1,534
Merchants Bancshares Inc.	50,085	1,534
First South Bancorp Inc.	192,141	1,529
Clifton Bancorp Inc.	110,563	1,503
Timberland Bancorp Inc.	138,776	1,471
* Cascade Bancorp	281,091	1,459
* Republic First Bancorp Inc.	382,330	1,434
* AV Homes Inc.	97,804	1,425
Donegal Group Inc. Class A	89,147	1,425
* Farmers Capital Bank Corp.	61,084	1,423
Cape Bancorp Inc.	150,272	1,414
* Security National Financial Corp. Class A	243,823	1,404
Banc of California Inc.	120,543	1,383
* Imperial Holdings Inc.	210,713	1,374
Donegal Group Inc. Class B	63,194	1,362
Gain Capital Holdings Inc.	150,633	1,359
* Asta Funding Inc.	154,316	1,350
ESSA Bancorp Inc.	112,328	1,348
Bank of Kentucky Financial Corp.	27,867	1,345
Provident Financial Holdings Inc.	88,441	1,338
Pacific Continental Corp.	91,870	1,303
Bridge Bancorp Inc.	45,896	1,228
Peoples Bancorp of North Carolina Inc.	68,148	1,225
* NMI Holdings Inc. Class A	133,574	1,220
Peapack Gladstone Financial Corp.	65,450	1,215
Bank of Marin Bancorp	23,017	1,210
* Nicholas Financial Inc.	80,638	1,202
Manning & Napier Inc.	86,766	1,199
Fox Chase Bancorp Inc.	71,832	1,197
AmeriServ Financial Inc.	380,876	1,196
* Southcoast Financial Corp.	167,773	1,183
* Regional Management Corp.	74,054	1,171
Bank of Commerce Holdings	193,871	1,157
Independent Bank Group Inc.	29,596	1,156
Old Line Bancshares Inc.	72,341	1,144
* First United Corp.	132,833	1,141
Stonegate Bank	37,969	1,125
Fidelity & Guaranty Life	45,815	1,112
* Consumer Portfolio Services Inc.	145,525	1,071
New Hampshire Thrift Bancshares Inc.	67,166	1,049
* Community Bankers Trust Corp.	236,942	1,047
* United Security Bancshares	191,292	1,043
Chicopee Bancorp Inc.	61,671	1,033
STORE Capital Corp.	47,062	1,017
Sierra Bancorp	54,348	954
Ames National Corp.	36,205	939
* Marcus & Millichap Inc.	27,325	909
* Hallmark Financial Services Inc.	73,370	887
Armada Hoffler Properties Inc.	90,555	859
Ohio Valley Banc Corp.	34,561	842
* Carolina Bank Holdings Inc.	86,992	831
Home Bancorp Inc.	35,232	808
Hawthorn Bancshares Inc.	55,060	805
* Ashford Inc.	8,468	796
* Summit Financial Group Inc.	68,467	786
Louisiana Bancorp Inc.	34,271	777
Independence Holding Co.	55,494	774
Charter Financial Corp.	66,613	763
Citizens Community Bancorp Inc.	83,110	756

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Urstadt Biddle Properties Inc.	38,700	718
	Ocean Shore Holding Co.	49,411	712
*	TriState Capital Holdings Inc.	67,520	691
*	American River Bankshares	73,281	690
	C&F Financial Corp.	17,175	683
	Middleburg Financial Corp.	37,520	680
	Oak Valley Bancorp	66,347	677
	BCB Bancorp Inc.	57,260	672
	Preferred Apartment Communities Inc. Class A	73,077	665
	US Global Investors Inc. Class A	208,904	648
	Investors Title Co.	8,837	639
*	Maui Land & Pineapple Co. Inc.	105,022	637
*	Colony Bankcorp Inc.	80,138	631
*	JG Wentworth Co. Class A	59,197	631
*	Old Second Bancorp Inc.	116,695	627
*	Square 1 Financial Inc. Class A	24,686	610
*	ASB Bancorp Inc.	29,456	606
*	Shore Bancshares Inc.	62,823	587
	Bar Harbor Bankshares	18,271	585
*	HMN Financial Inc.	46,647	578
	MidWestOne Financial Group Inc.	18,499	533
	Independence Realty Trust Inc.	56,759	528
*	Atlantic Coast Financial Corp.	132,263	526
*	CU Bancorp	23,958	520
	Sotherly Hotels Inc.	68,821	516
	Orchid Island Capital Inc.	39,267	512
	Prudential Bancorp Inc.	40,539	499
	Parke Bancorp Inc.	43,170	496
	Guaranty Federal Bancshares Inc.	36,149	484
*	1st Constitution Bancorp	43,079	470
	Norwood Financial Corp.	16,139	469
*	Eastern Virginia Bankshares Inc.	71,522	463
	Hampden Bancorp Inc.	21,407	458
*,^	Doral Financial Corp.	113,478	448
*	Opus Bank	15,797	448
	Bear State Financial Inc.	40,348	444
	Citizens Holding Co.	22,634	440
	Horizon Bancorp	16,368	428
	Southern National Bancorp of Virginia Inc.	36,675	414
	MidSouth Bancorp Inc.	23,630	410
*	First Acceptance Corp.	154,508	394
*	Stratus Properties Inc.	27,859	379
	Ellington Residential Mortgage REIT	22,777	371
	HF Financial Corp.	26,106	364
	Premier Financial Bancorp Inc.	23,038	359
*	Stonegate Mortgage Corp.	29,099	348
	Monarch Financial Holdings Inc.	24,926	343
	Central Valley Community Bancorp	30,699	340
*	Atlas Financial Holdings Inc.	20,353	332
*	First Marblehead Corp.	53,450	318
*	FCB Financial Holdings Inc. Class A	12,739	314
	NB&T Financial Group Inc.	9,807	313
	Cherry Hill Mortgage Investment Corp.	16,808	311
	Five Oaks Investment Corp.	27,884	301
	First Citizens Banc Corp.	29,098	300
	ZAIS Financial Corp.	17,212	297
	SB Financial Group Inc.	31,319	293
	Federal Agricultural Mortgage Corp. Class A	12,788	291
*	BRT Realty Trust	41,139	287
^	CIM Commercial Trust Corp.	18,634	280
	Valley Financial Corp.	14,098	279
	Codorus Valley Bancorp Inc.	13,656	278
	Farmland Partners Inc.	25,374	264
*	Xenith Bankshares Inc.	40,283	258

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
QC Holdings Inc.	158,879	257
First Savings Financial Group Inc.	9,746	256
Cheviot Financial Corp.	17,998	256
First Bancshares Inc.	16,469	239
* Atlanticus Holdings Corp.	91,683	237
Two River Bancorp	26,479	223
Enterprise Bancorp Inc.	8,680	219
* Anchor Bancorp Inc.	10,700	218
Farmers National Banc Corp.	25,317	211
Resource America Inc. Class A	23,363	211
Union Bankshares Inc.	8,739	211
Georgetown Bancorp Inc.	12,400	204
* Health Insurance Innovations Inc. Class A	28,010	201
Old Point Financial Corp.	12,862	193
First Clover Leaf Financial Corp.	21,799	191
* First Security Group Inc.	79,542	180
* Southern First Bancshares Inc.	10,419	170
SI Financial Group Inc.	15,247	170
United Bancshares Inc.	11,489	168
CB Financial Services Inc.	8,114	161
* Select Bancorp Inc.	21,884	161
* Impac Mortgage Holdings Inc.	24,416	151
Trade Street Residential Inc.	19,355	149
* Central Federal Corp.	119,516	146
Wolverine Bancorp Inc.	5,954	143
Blue Capital Reinsurance Holdings Ltd.	7,948	141
Gladstone Land Corp.	13,072	140
* Royal Bancshares of Pennsylvania Inc.	82,493	133
IF Bancorp Inc.	7,557	125
Owens Realty Mortgage Inc.	8,350	122
* On Deck Capital Inc.	5,390	121
First Business Financial Services Inc.	2,448	117
Glen Burnie Bancorp	9,147	115
Bluerock Residential Growth REIT Inc. Class A	9,094	113
* InterGroup Corp.	6,300	113
Silvercrest Asset Management Group Inc. Class A	7,083	111
Access National Corp.	6,234	106
LaPorte Bancorp Inc.	8,278	103
Greene County Bancorp Inc.	3,483	103
FS Bancorp Inc.	5,340	97
* Hamilton Bancorp Inc.	7,058	92
* Magyar Bancorp Inc.	10,365	87
* Severn Bancorp Inc.	19,055	87
* Naugatuck Valley Financial Corp.	10,037	86
* First Financial Service Corp.	22,276	85
* Heritage Insurance Holdings Inc.	4,384	85
Sussex Bancorp	8,387	85
City Office REIT Inc.	6,644	85
United Community Bancorp	7,174	84
Manhattan Bridge Capital Inc.	20,125	81
United Bancorp Inc.	9,360	77
Peoples Financial Corp.	6,186	77
Southwest Georgia Financial Corp.	5,535	75
Bank of South Carolina Corp.	4,282	64
Kentucky First Federal Bancorp	7,514	61
Supertel Hospitality Inc.	26,365	61
First Internet Bancorp	3,602	60
Eagle Bancorp Montana Inc.	5,462	59
Northeast Community Bancorp Inc.	8,054	58
* 1st Century Bancshares Inc.	8,013	51
Oconee Federal Financial Corp.	2,383	48
* Tiptree Financial Inc. Class A	5,472	44
Madison County Financial Inc.	2,107	42
QCR Holdings Inc.	2,200	40

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Life Partners Holdings Inc.	59,239	39
* Malvern Bancorp Inc.	3,103	38
Fauquier Bankshares Inc.	1,931	36
Salisbury Bancorp Inc.	1,341	36
* First Capital Bancorp Inc.	8,224	36
* Jacksonville Bancorp Inc.	2,692	33
* 1347 Property Insurance Holdings Inc.	4,128	32
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	31
Community West Bancshares	4,500	30
* Green Bancorp Inc.	2,430	29
Hingham Institution for Savings	329	29
Mackinac Financial Corp.	2,200	27
* Patriot National Bancorp Inc.	14,790	24
Chemung Financial Corp.	800	22
LNB Bancorp Inc.	1,200	22
Mid Penn Bancorp Inc.	1,384	22
LCNB Corp.	1,404	21
* State Investors Bancorp Inc.	1,013	21
ACNB Corp.	948	21
First West Virginia Bancorp	916	19
Griffin Land & Nurseries Inc.	600	18
* C1 Financial Inc.	900	16
River Valley Bancorp	769	16
* Porter Bancorp Inc.	26,941	13
* Polonia Bancorp Inc.	1,200	12
First Capital Inc.	511	12
* Colonial Financial Services Inc.	800	11
Elmira Savings Bank	431	10
* A-Mark Precious Metals Inc.	875	9
Ameriana Bancorp	500	9
Auburn National Bancorporation Inc.	359	8
Baylake Corp.	655	8
* Southern Missouri Bancorp Inc.	200	8
CKX Lands Inc.	399	6
* Entegra Financial Corp.	400	6
Summit State Bank	400	6
Northeast Bancorp	500	5
* Veritex Holdings Inc.	300	4
* Transcontinental Realty Investors Inc.	400	4
* Siebert Financial Corp.	1,836	4
* Village Bank and Trust Financial Corp.	150	3
Lake Shore Bancorp Inc.	200	3
Oneida Financial Corp.	194	2
* Broadway Financial Corp.	1,800	2
Stewardship Financial Corp.	400	2
* Bankwell Financial Group Inc.	83	2
WashingtonFirst Bankshares Inc.	105	2
Investar Holding Corp.	100	1
* Presidential Realty Corp. Class B	46,000	1
* American Spectrum Realty Inc.	100	—
		9,513,283
Health Care (12.8%)
* Illumina Inc.	1,304,484	240,782
* HCA Holdings Inc.	2,786,278	204,485
* BioMarin Pharmaceutical Inc.	1,354,894	122,482
* Henry Schein Inc.	774,111	105,395
* Incyte Corp.	1,422,995	104,035
* Endo International plc	1,413,475	101,940
* Jazz Pharmaceuticals plc	555,581	90,965
* Alkermes plc	1,357,004	79,466
* Mettler-Toledo International Inc.	262,382	79,360
Cooper Cos. Inc.	444,652	72,074
^ ResMed Inc.	1,280,403	71,779
* Medivation Inc.	717,235	71,444

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Cubist Pharmaceuticals Inc.	700,892	70,545
*	Pharmacyclics Inc.	562,188	68,733
*	Salix Pharmaceuticals Ltd.	586,758	67,442
*	Isis Pharmaceuticals Inc.	1,085,325	67,008
	Omnicare Inc.	901,291	65,731
*	IDEXX Laboratories Inc.	439,179	65,117
*	Brookdale Senior Living Inc.	1,684,923	61,786
*	MEDNAX Inc.	923,416	61,047
*	Alnylam Pharmaceuticals Inc.	618,136	59,959
*	Hologic Inc.	2,225,793	59,518
*	Community Health Systems Inc.	1,068,279	57,602
*	United Therapeutics Corp.	436,544	56,528
*	Centene Corp.	539,682	56,046
*	Covance Inc.	520,773	54,077
*	athenahealth Inc.	349,680	50,948
*	Sirona Dental Systems Inc.	509,904	44,550
	Teleflex Inc.	381,523	43,806
*	Envision Healthcare Holdings Inc.	1,197,104	41,528
*	Quintiles Transnational Holdings Inc.	657,760	38,722
*	Health Net Inc.	716,267	38,342
*	VCA Inc.	773,382	37,718
*	Team Health Holdings Inc.	653,281	37,583
*	Align Technology Inc.	669,897	37,454
*	DexCom Inc.	661,312	36,405
	STERIS Corp.	546,744	35,456
*	Puma Biotechnology Inc.	187,268	35,444
*	Cepheid	651,750	35,286
*	Receptos Inc.	285,541	34,982
	West Pharmaceutical Services Inc.	653,051	34,768
*	WellCare Health Plans Inc.	404,580	33,200
*	NPS Pharmaceuticals Inc.	908,786	32,507
	Bio-Techne Corp.	341,025	31,511
	HealthSouth Corp.	808,857	31,109
*	Avanir Pharmaceuticals Inc.	1,770,941	30,017
*	LifePoint Hospitals Inc.	416,115	29,923
*	Seattle Genetics Inc.	922,109	29,627
*	Pacira Pharmaceuticals Inc.	330,701	29,320
*	PAREXEL International Corp.	505,466	28,084
*	Alere Inc.	721,694	27,424
*	Charles River Laboratories International Inc.	430,401	27,391
*	Acadia Healthcare Co. Inc.	418,894	25,641
*	Akorn Inc.	683,660	24,748
*	Amsurg Corp.	443,165	24,254
	Hill-Rom Holdings Inc.	528,917	24,129
*	Medidata Solutions Inc.	497,756	23,768
*	Insulet Corp.	514,981	23,720
*	ACADIA Pharmaceuticals Inc.	724,581	23,005
*,^	Myriad Genetics Inc.	670,979	22,854
*	Bio-Rad Laboratories Inc. Class A	188,912	22,775
*,^	Exact Sciences Corp.	773,873	21,235
*,^	OPKO Health Inc.	2,111,112	21,090
*	NuVasive Inc.	433,263	20,433
	Owens & Minor Inc.	581,643	20,421
*	MWI Veterinary Supply Inc.	118,501	20,135
*	Bruker Corp.	1,022,759	20,067
*	Allscripts Healthcare Solutions Inc.	1,560,486	19,927
*	Halyard Health Inc.	429,792	19,543
*	Impax Laboratories Inc.	608,729	19,285
*	Nektar Therapeutics	1,180,166	18,293
*	Synageva BioPharma Corp.	196,320	18,217
*	Dyax Corp.	1,288,219	18,112
*	Haemonetics Corp.	473,955	17,735
*	Intercept Pharmaceuticals Inc.	112,087	17,486
*	Bluebird Bio Inc.	188,420	17,282

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	HMS Holdings Corp.	809,042	17,103
*	Ironwood Pharmaceuticals Inc. Class A	1,114,556	17,075
*	Thoratec Corp.	518,939	16,845
	Chemed Corp.	159,350	16,839
*	Neogen Corp.	338,878	16,805
*	Prestige Brands Holdings Inc.	479,577	16,651
*	Medicines Co.	599,805	16,597
*	Acorda Therapeutics Inc.	385,222	15,744
*	Magellan Health Inc.	261,542	15,700
*	IMS Health Holdings Inc.	612,095	15,694
*	Molina Healthcare Inc.	289,136	15,477
*	Clovis Oncology Inc.	272,333	15,251
*	Celldex Therapeutics Inc.	835,113	15,241
*	Auxilium Pharmaceuticals Inc.	440,715	15,154
*	Neurocrine Biosciences Inc.	652,205	14,570
*	Globus Medical Inc.	609,057	14,477
*	Air Methods Corp.	328,390	14,459
	Cantel Medical Corp.	323,650	14,001
*	Cyberonics Inc.	245,701	13,681
*	Spectranetics Corp.	385,928	13,345
*	Anacor Pharmaceuticals Inc.	408,640	13,179
*	Novavax Inc.	2,197,410	13,031
*	Chimerix Inc.	323,107	13,008
*	ExamWorks Group Inc.	312,024	12,977
*	ABIOMED Inc.	338,178	12,871
	Select Medical Holdings Corp.	887,456	12,779
*,^	MannKind Corp.	2,425,035	12,647
*	Wright Medical Group Inc.	469,292	12,610
*	Integra LifeSciences Holdings Corp.	231,613	12,560
*,^	Keryx Biopharmaceuticals Inc.	876,402	12,401
*,^	ARIAD Pharmaceuticals Inc.	1,764,031	12,119
*	Portola Pharmaceuticals Inc.	419,613	11,883
	Kindred Healthcare Inc.	641,794	11,668
*	Masimo Corp.	437,060	11,512
*	Catalent Inc.	408,562	11,391
	CONMED Corp.	252,728	11,363
*	Greatbatch Inc.	230,095	11,344
	Abaxis Inc.	195,516	11,111
*	MedAssets Inc.	554,556	10,958
*,^	PTC Therapeutics Inc.	211,516	10,950
*	Omnicell Inc.	330,566	10,948
*	Agios Pharmaceuticals Inc.	97,372	10,910
*	HeartWare International Inc.	148,253	10,886
*	Natus Medical Inc.	298,112	10,744
*	Achillion Pharmaceuticals Inc.	862,949	10,571
^	Theravance Inc.	741,170	10,488
*	Lannett Co. Inc.	243,854	10,456
*	MiMedx Group Inc.	884,889	10,203
*	ICU Medical Inc.	124,083	10,162
*,^	Merrimack Pharmaceuticals Inc.	881,362	9,959
*	Sangamo BioSciences Inc.	648,888	9,870
	Analogic Corp.	114,169	9,660
*	Ultragenyx Pharmaceutical Inc.	217,257	9,533
*	NxStage Medical Inc.	531,132	9,523
*	Halozyme Therapeutics Inc.	983,879	9,494
*	Endologix Inc.	615,452	9,410
*	Ligand Pharmaceuticals Inc.	174,604	9,291
*	Veeva Systems Inc. Class A	345,068	9,113
*	AMN Healthcare Services Inc.	464,272	9,100
*	Tetraphase Pharmaceuticals Inc.	228,295	9,066
*,^	Intrexon Corp.	329,095	9,060
*	Fluidigm Corp.	267,695	9,029
*	Amedisys Inc.	305,743	8,974
*	Premier Inc. Class A	267,124	8,957

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Volcano Corp.	496,759	8,882
*	Depomed Inc.	541,275	8,720
*	AMAG Pharmaceuticals Inc.	201,911	8,605
*	Affymetrix Inc.	851,015	8,400
	Ensign Group Inc.	188,188	8,354
*	Tornier NV	326,631	8,329
*	Quidel Corp.	286,789	8,294
*	Cardiovascular Systems Inc.	273,046	8,213
*	Horizon Pharma plc	631,755	8,143
*	BioCryst Pharmaceuticals Inc.	652,449	7,934
*	Bio-Reference Laboratories Inc.	243,036	7,809
*	IPC The Hospitalist Co. Inc.	167,380	7,681
*	Emergent Biosolutions Inc.	280,889	7,649
*	Infinity Pharmaceuticals Inc.	444,542	7,508
*,^	Arena Pharmaceuticals Inc.	2,154,101	7,475
*,^	NewLink Genetics Corp.	187,591	7,457
*,^	Omeros Corp.	298,672	7,401
*	Hanger Inc.	334,083	7,316
*	Luminex Corp.	389,177	7,301
*	Merit Medical Systems Inc.	419,544	7,271
*	TESARO Inc.	187,851	6,986
	Computer Programs & Systems Inc.	114,157	6,935
*	Capital Senior Living Corp.	275,780	6,870
*	Zeltiq Aesthetics Inc.	245,478	6,851
	Quality Systems Inc.	432,162	6,737
*	Healthways Inc.	335,094	6,662
	National Healthcare Corp.	104,898	6,592
	Meridian Bioscience Inc.	400,353	6,590
*	Raptor Pharmaceutical Corp.	621,756	6,541
*	Cambrex Corp.	301,280	6,514
*	OraSure Technologies Inc.	631,068	6,399
	US Physical Therapy Inc.	150,550	6,317
*,^	Orexigen Therapeutics Inc.	1,039,011	6,296
*	Genomic Health Inc.	192,502	6,154
*	Repligen Corp.	309,021	6,119
*	HealthStream Inc.	205,472	6,057
*	AngioDynamics Inc.	317,971	6,045
*	Insmed Inc.	387,958	6,002
*	Orthofix International NV	197,427	5,935
*	PharMerica Corp.	285,996	5,923
*	Auspex Pharmaceuticals Inc.	110,604	5,805
*	Aegerion Pharmaceuticals Inc.	277,104	5,803
*	TG Therapeutics Inc.	364,570	5,775
*	Array BioPharma Inc.	1,203,536	5,693
*	Amicus Therapeutics Inc.	680,614	5,663
*	Prothena Corp. plc	270,203	5,609
*	Momenta Pharmaceuticals Inc.	464,686	5,595
*	Gentiva Health Services Inc.	291,875	5,560
*	Dynavax Technologies Corp.	326,335	5,502
*,^	Vanda Pharmaceuticals Inc.	380,449	5,448
*,^	ZIOPHARM Oncology Inc.	1,052,299	5,335
	Invacare Corp.	317,078	5,314
*,^	Accuray Inc.	699,736	5,283
*,^	Sarepta Therapeutics Inc.	363,882	5,265
*	LHC Group Inc.	166,992	5,207
*,^	Kite Pharma Inc.	89,240	5,146
*,^	BioDelivery Sciences International Inc.	428,133	5,146
*	Sagent Pharmaceuticals Inc.	204,926	5,146
*	Progenics Pharmaceuticals Inc.	676,132	5,112
*	ImmunoGen Inc.	831,987	5,075
*,^	Inovio Pharmaceuticals Inc.	549,920	5,048
*	Geron Corp.	1,542,624	5,014
*,^	KYTHERA Biopharmaceuticals Inc.	143,171	4,965
*	Enanta Pharmaceuticals Inc.	96,089	4,886

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Cempra Inc.	206,466	4,854
*,^	Immunomedics Inc.	1,009,124	4,844
*	Anika Therapeutics Inc.	117,017	4,767
*,^	Karyopharm Therapeutics Inc.	126,789	4,746
*	Cynosure Inc. Class A	173,064	4,745
*	CorVel Corp.	126,645	4,714
*	VWR Corp.	178,750	4,624
*	XenoPort Inc.	526,662	4,619
*	OvaScience Inc.	104,357	4,615
*	TherapeuticsMD Inc.	1,033,368	4,598
*	Ophthotech Corp.	102,117	4,582
*	GenMark Diagnostics Inc.	335,571	4,567
*,^	Organovo Holdings Inc.	629,037	4,561
*	Triple-S Management Corp. Class B	190,618	4,558
*	Cerus Corp.	726,265	4,532
*,^	Accelerate Diagnostics Inc.	233,246	4,476
*	BioScrip Inc.	628,181	4,391
*	Providence Service Corp.	119,198	4,344
	Atrion Corp.	12,581	4,278
*	AtriCure Inc.	212,659	4,245
*,^	Sequenom Inc.	1,133,543	4,194
*	Aratana Therapeutics Inc.	234,424	4,177
*	Albany Molecular Research Inc.	252,356	4,108
	CryoLife Inc.	362,005	4,102
*	Insys Therapeutics Inc.	94,752	3,995
*	Spectrum Pharmaceuticals Inc.	573,438	3,974
*	Universal American Corp.	425,475	3,948
*	SciClone Pharmaceuticals Inc.	450,599	3,947
*	Osiris Therapeutics Inc.	246,029	3,934
*	ANI Pharmaceuticals Inc.	68,014	3,835
*	Pacific Biosciences of California Inc.	485,166	3,804
*	Vascular Solutions Inc.	138,827	3,771
*,^	Arrowhead Research Corp.	494,990	3,653
*	CTI BioPharma Corp.	1,532,460	3,617
*	Acceleron Pharma Inc.	92,147	3,590
*,^	Rockwell Medical Inc.	345,038	3,547
*	Sucampo Pharmaceuticals Inc. Class A	247,118	3,529
*	Idera Pharmaceuticals Inc.	777,281	3,428
*	Antares Pharma Inc.	1,310,812	3,369
*	Esperion Therapeutics Inc.	83,165	3,363
*,^	Foundation Medicine Inc.	150,323	3,340
	Landauer Inc.	97,003	3,312
*	LDR Holding Corp.	100,966	3,310
*	RadNet Inc.	373,069	3,186
*	Theravance Biopharma Inc.	211,641	3,158
*	Otonomy Inc.	94,338	3,144
*	SurModics Inc.	141,449	3,126
*	Cross Country Healthcare Inc.	246,074	3,071
*	Relypsa Inc.	99,574	3,067
*,^	Regulus Therapeutics Inc.	190,220	3,051
*	XOMA Corp.	840,055	3,016
*	STAAR Surgical Co.	327,901	2,987
*,^	Neuralstem Inc.	1,097,463	2,985
*,^	Navidea Biopharmaceuticals Inc.	1,577,383	2,981
*,^	Unilife Corp.	885,894	2,968
*	MacroGenics Inc.	83,977	2,945
*	Cytokinetics Inc.	363,983	2,916
*,^	VIVUS Inc.	990,287	2,852
*,^	Lexicon Pharmaceuticals Inc.	3,053,763	2,779
*	Aerie Pharmaceuticals Inc.	94,340	2,754
*,^	Synergy Pharmaceuticals Inc.	876,296	2,673
*	Epizyme Inc.	138,982	2,623
*	RTI Surgical Inc.	501,565	2,608
*,^	Exelixis Inc.	1,769,867	2,549

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Rigel Pharmaceuticals Inc.	1,103,826	2,506
*	Avalanche Biotechnologies Inc.	45,841	2,475
*	Harvard Bioscience Inc.	434,363	2,463
*	Surgical Care Affiliates Inc.	72,953	2,455
*	Almost Family Inc.	82,058	2,376
*	BioTelemetry Inc.	234,786	2,355
*	Five Prime Therapeutics Inc.	87,139	2,353
*,^	Peregrine Pharmaceuticals Inc.	1,677,420	2,332
*	Corcept Therapeutics Inc.	773,986	2,322
*	Radius Health Inc.	58,754	2,286
*	Intra-Cellular Therapies Inc.	128,724	2,272
*	Alliance HealthCare Services Inc.	104,961	2,203
*	Xencor Inc.	136,530	2,190
*,^	Endocyte Inc.	344,724	2,168
	Phibro Animal Health Corp. Class A	68,380	2,157
*	POZEN Inc.	265,280	2,122
*	Repros Therapeutics Inc.	210,186	2,096
*	Merge Healthcare Inc.	582,749	2,075
*	Synta Pharmaceuticals Corp.	762,956	2,022
*	Vocera Communications Inc.	192,132	2,002
*	Supernus Pharmaceuticals Inc.	241,095	2,001
*	Agenus Inc.	499,454	1,983
*,^	Catalyst Pharmaceutical Partners Inc.	666,560	1,980
*,^	Northwest Biotherapeutics Inc.	362,584	1,940
*,^	Ohr Pharmaceutical Inc.	229,471	1,914
	Simulations Plus Inc.	275,993	1,844
*,^	Galena Biopharma Inc.	1,174,462	1,773
*	Hyperion Therapeutics Inc.	73,409	1,762
	Psychemedics Corp.	116,094	1,750
*	Threshold Pharmaceuticals Inc.	547,950	1,742
*	Cutera Inc.	161,576	1,726
*,^	AcelRx Pharmaceuticals Inc.	254,354	1,712
*	Zogenix Inc.	1,223,328	1,676
*	Revance Therapeutics Inc.	97,703	1,655
*	Celladon Corp.	84,449	1,649
*	Heron Therapeutics Inc.	160,614	1,616
*	Pernix Therapeutics Holdings Inc.	169,908	1,595
*,^	CytRx Corp.	581,115	1,592
*	Stemline Therapeutics Inc.	92,931	1,585
*	Verastem Inc.	173,022	1,581
	Digirad Corp.	362,665	1,581
*	Heska Corp.	86,472	1,568
*	Curis Inc.	1,043,091	1,565
*	La Jolla Pharmaceutical Co.	84,417	1,557
*	ZS Pharma Inc.	36,700	1,526
*	BioSpecifics Technologies Corp.	39,297	1,518
*	Five Star Quality Care Inc.	365,225	1,516
*	Enzo Biochem Inc.	339,060	1,505
*	Oncothyreon Inc.	764,723	1,453
*	Retrophin Inc.	118,324	1,448
*	BioTime Inc.	373,356	1,393
*,^	OncoMed Pharmaceuticals Inc.	62,909	1,369
*,^	Ampio Pharmaceuticals Inc.	396,451	1,360
*,^	IsoRay Inc.	915,779	1,337
*	NeoGenomics Inc.	315,527	1,316
*	Sorrento Therapeutics Inc.	125,364	1,262
	Utah Medical Products Inc.	20,974	1,259
*,^	Athersys Inc.	789,744	1,248
*	Biolase Inc.	471,611	1,240
*	Sunesis Pharmaceuticals Inc.	480,107	1,224
*	ArQule Inc.	993,818	1,212
*,^	ChemoCentryx Inc.	175,037	1,196
*	Exactech Inc.	50,294	1,185
*	Derma Sciences Inc.	126,357	1,176

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Mirati Therapeutics Inc.	63,286	1,172
*	Dicerna Pharmaceuticals Inc.	70,199	1,156
*,^	Castlight Health Inc. Class B	97,971	1,146
*	Advaxis Inc.	142,499	1,141
*	Alimera Sciences Inc.	202,512	1,122
*,^	Rexahn Pharmaceuticals Inc.	1,527,359	1,069
*	Iridex Corp.	124,615	1,063
*,^	PharmAthene Inc.	587,057	1,063
*	Targacept Inc.	402,600	1,059
*	Icad Inc.	114,577	1,051
*	Inogen Inc.	33,425	1,049
*	Tandem Diabetes Care Inc.	82,437	1,047
*	Calithera Biosciences Inc.	51,470	1,040
*	Alphatec Holdings Inc.	734,919	1,036
	LeMaitre Vascular Inc.	134,880	1,032
*	Synergetics USA Inc.	235,690	1,025
	National Research Corp. Class A	73,248	1,025
*	Alder Biopharmaceuticals Inc.	34,968	1,017
*	Durect Corp.	1,268,069	1,001
*	Skilled Healthcare Group Inc.	113,225	970
*,^	NanoViricides Inc.	356,657	970
*	Pain Therapeutics Inc.	473,991	962
*	Concert Pharmaceuticals Inc.	69,354	924
*	Dermira Inc.	50,501	915
*	pSivida Corp.	221,758	911
*,^	MEI Pharma Inc.	212,964	909
*	Discovery Laboratories Inc.	777,754	902
*,^	NeoStem Inc.	238,225	898
*	Fonar Corp.	86,267	897
*	NanoString Technologies Inc.	63,525	885
*	Addus HomeCare Corp.	34,847	846
*,^	TearLab Corp.	318,231	843
*,^	Coronado Biosciences Inc.	312,519	763
*,^	EnteroMedics Inc.	529,055	751
*	Achaogen Inc.	55,119	719
*	Bio-Path Holdings Inc.	269,835	718
*	Adeptus Health Inc. Class A	18,849	705
*,^	Galectin Therapeutics Inc.	201,648	700
*	HealthEquity Inc.	25,563	651
*,^	Palatin Technologies Inc.	890,020	650
*	Sage Therapeutics Inc.	17,607	644
*	Synthetic Biologics Inc.	436,857	638
*	Vical Inc.	606,921	637
*	Kindred Biosciences Inc.	85,145	634
*	Columbia Laboratories Inc.	113,244	634
*	Enzon Pharmaceuticals Inc.	581,726	634
*	Celsion Corp.	271,867	633
*	INC Research Holdings Inc. Class A	23,100	593
*	Medgenics Inc.	116,526	590
*	ImmunoCellular Therapeutics Ltd.	795,936	581
*	AdCare Health Systems Inc.	140,230	562
*	Juno Therapeutics Inc.	10,767	562
*,^	Conatus Pharmaceuticals Inc.	79,888	559
*,^	Cytori Therapeutics Inc.	1,124,009	549
*,^	StemCells Inc.	567,807	533
*,^	Tenax Therapeutics Inc.	138,131	530
*,^	Trovagene Inc.	122,285	526
*	ERBA Diagnostics Inc.	164,869	523
*	Sunshine Heart Inc.	121,357	515
*	Mast Therapeutics Inc.	907,900	508
*	Cara Therapeutics Inc.	50,940	508
*	Paratek Pharmaceuticals Inc.	13,153	507
*	Tonix Pharmaceuticals Holding Corp.	86,495	505
*	GlycoMimetics Inc.	70,035	504

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Akebia Therapeutics Inc.	42,800	498
*	Cancer Genetics Inc.	74,509	498
*	Retractable Technologies Inc.	99,455	497
*,^	Hemispherx Biopharma Inc.	1,982,262	496
*	MediciNova Inc.	162,492	494
*	Nevro Corp.	12,324	477
*	Bovie Medical Corp.	128,896	468
*	Bellicum Pharmaceuticals Inc.	20,027	461
*	Biota Pharmaceuticals Inc.	201,044	450
*	Cumberland Pharmaceuticals Inc.	74,721	448
*	Actinium Pharmaceuticals Inc.	73,383	432
*	Uroplasty Inc.	204,271	421
*	Ardelyx Inc.	21,943	415
*	Zafgen Inc.	13,300	410
*	Versartis Inc.	17,496	393
*	Cardica Inc.	557,588	390
*	Veracyte Inc.	38,915	376
*,^	iBio Inc.	541,627	371
*	Harvard Apparatus Regenerative Technology Inc.	114,174	363
*	Fibrocell Science Inc.	141,181	361
*	AVEO Pharmaceuticals Inc.	417,895	351
*,^	Apricus Biosciences Inc.	342,416	342
*	Sharps Compliance Corp.	78,969	336
*	OncoGenex Pharmaceuticals Inc.	146,393	335
*	Vital Therapies Inc.	12,944	323
*	Symmetry Surgical Inc.	41,387	322
*,^	OXiGENE Inc.	192,981	311
*	Assembly Biosciences Inc.	39,321	309
*	Hansen Medical Inc.	552,298	307
*	BIND Therapeutics Inc.	55,032	297
*	Cellular Dynamics International Inc.	44,957	289
*	Applied Genetic Technologies Corp.	13,555	285
*	Nanosphere Inc.	696,445	273
*	Misonix Inc.	22,028	272
*,^	Atossa Genetics Inc.	187,867	269
*	Authentidate Holding Corp.	279,777	263
*	Civitas Solutions Inc.	15,389	262
*	Coherus Biosciences Inc.	15,405	251
*,^	Wright Medical Group Inc. CVR	52,493	251
*	KaloBios Pharmaceuticals Inc.	144,300	250
*	Venaxis Inc.	137,747	244
*	Hooper Holmes Inc.	466,668	243
*	Imprivata Inc.	18,633	242
*,^	Cyclacel Pharmaceuticals Inc.	339,555	238
*,^	CEL-SCI Corp.	408,553	237
*	Anthera Pharmaceuticals Inc. Class A	145,713	230
*	Vericel Corp.	75,157	228
*	Cleveland Biolabs Inc.	778,032	222
*	Ocera Therapeutics Inc.	34,795	222
*	Onconova Therapeutics Inc.	66,244	218
*	Stereotaxis Inc.	146,937	217
*	Vision Sciences Inc.	307,620	215
*	Immune Design Corp.	6,699	206
*	Flexion Therapeutics Inc.	9,798	198
*	Bioanalytical Systems Inc.	91,696	197
*,^	NovaBay Pharmaceuticals Inc.	306,020	193
*	MGC Diagnostics Corp.	29,709	190
*	GenVec Inc.	88,782	190
*,^	GTx Inc.	258,883	189
*,^	Acura Pharmaceuticals Inc.	408,034	184
*	Opexa Therapeutics Inc.	248,172	179
*	Amphastar Pharmaceuticals Inc.	15,037	175
*,^	PhotoMedex Inc.	111,396	170
*	PDI Inc.	94,976	170

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Alexza Pharmaceuticals Inc.	114,088	170
*	Genocea Biosciences Inc.	23,944	168
*	Bacterin International Holdings Inc.	54,930	166
*	CASI Pharmaceuticals Inc.	119,606	159
*,^	CorMedix Inc.	81,373	155
*	American CareSource Holdings Inc.	51,566	151
*	Ocular Therapeutix Inc.	6,230	147
*	Dipexium Pharmaceuticals Inc.	12,700	145
*	Adamas Pharmaceuticals Inc.	8,245	143
*	Regado Biosciences Inc.	143,740	131
*	Trevena Inc.	21,943	131
*	K2M Group Holdings Inc.	6,271	131
*	Eagle Pharmaceuticals Inc.	7,957	123
*	Intersect ENT Inc.	6,450	120
*	Biodel Inc.	87,761	117
*	Neothetics Inc.	15,400	115
*	Trupanion Inc.	16,367	113
*	InspireMD Inc.	143,573	112
*	RXi Pharmaceuticals Corp.	69,664	111
*	TransEnterix Inc.	38,217	111
*,^	Oculus Innovative Sciences Inc.	76,561	109
*	CAS Medical Systems Inc.	66,116	109
*	Argos Therapeutics Inc.	10,716	107
*	EPIRUS Biopharmaceuticals Inc.	18,531	105
*	ProPhase Labs Inc.	72,896	104
*	BSD Medical Corp.	293,101	104
*	Vermillion Inc.	49,637	99
*	Escalon Medical Corp.	59,011	95
*	Cymabay Therapeutics Inc.	9,600	94
*,^	BG Medicine Inc.	197,874	91
*	AAC Holdings Inc.	2,900	90
*	Imprimis Pharmaceuticals Inc.	11,791	88
*	Echo Therapeutics Inc.	62,574	84
*	Vitae Pharmaceuticals Inc.	4,900	82
*	SunLink Health Systems Inc.	59,900	81
*	Egalet Corp.	14,116	80
*	TetraLogic Pharmaceuticals Corp.	16,018	77
*	Chembio Diagnostics Inc.	19,255	76
*,^	CombiMatrix Corp.	58,133	75
*	Evoke Pharma Inc.	12,473	74
*	Atara Biotherapeutics Inc.	2,730	73
*	Eleven Biotherapeutics Inc.	5,773	69
*	Lpath Inc. Class A	22,608	64
*	InfuSystems Holdings Inc.	20,115	63
*	DARA BioSciences Inc.	67,781	60
*	Streamline Health Solutions Inc.	13,240	57
*	Adamis Pharmaceuticals Corp.	9,193	57
*	Alliqua Inc.	10,480	56
*	Cesca Therapeutics Inc.	54,283	55
*	Sientra Inc.	3,297	55
*	Delcath Systems Inc.	44,629	54
*	VirtualScopics Inc.	16,180	52
*	AxoGen Inc.	14,159	51
*	Tokai Pharmaceuticals Inc.	3,440	51
*	Ligand Pharmaceuticals Inc. Rights	395,811	47
*	Fate Therapeutics Inc.	9,400	47
*	Response Genetics Inc.	145,825	46
*	Lipocine Inc.	8,655	46
*	NeuroMetrix Inc.	17,183	34
*	Pfenex Inc.	4,100	30
*	ARCA biopharma Inc.	30,828	29
*	Aquinox Pharmaceuticals Inc.	3,900	29
*	TriVascular Technologies Inc.	2,093	26
*	Roka Bioscience Inc.	5,700	25

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Brainstorm Cell Therapeutics Inc.	4,800	23
*	Allied Healthcare Products Inc.	10,415	19
*	Celator Pharmaceuticals Inc.	9,475	19
*	Cellular Biomedicine Group Inc.	1,411	18
	Ligand Pharmaceuticals Inc. Rights	395,811	18
*	iRadimed Corp.	1,220	16
*	Agile Therapeutics Inc.	2,500	15
*	WaferGen Bio-systems Inc.	4,500	14
*	T2 Biosystems Inc.	700	13
*,^	MELA Sciences Inc.	10,211	12
*	Amedica Corp.	14,500	12
*	Ignyta Inc.	1,678	11
*	Urologix Inc.	160,918	11
*	Recro Pharma Inc.	3,787	11
*	Minerva Neurosciences Inc.	1,574	10
*	Loxo Oncology Inc.	800	9
*	Galmed Pharmaceuticals Ltd.	1,600	9
*	Cerulean Pharma Inc.	1,415	9
*	Proteon Therapeutics Inc.	800	8
*	BioLife Solutions Inc.	4,200	7
*	Aradigm Corp.	891	7
*	Electromed Inc.	2,500	7
*	CareDx Inc.	900	7
*	Marinus Pharmaceuticals Inc.	500	5
*	Ligand Pharmaceuticals Inc. Rights	395,811	5
*	SCYNEXIS Inc.	500	5
*	ADMA Biologics Inc.	400	4
	Daxor Corp.	513	3
*	NephroGenex Inc.	246	3
*	Ligand Pharmaceuticals Inc. Rights	395,811	3
*	Oragenics Inc.	2,006	2
*	Medical Transcription Billing Corp.	288	1
*	Maxygen Inc.	143	—
			5,266,073
Industrials (14.9%)
	American Airlines Group Inc.	6,589,047	353,371
*	United Continental Holdings Inc.	3,390,437	226,786
*	Hertz Global Holdings Inc.	4,123,413	102,838
	TransDigm Group Inc.	453,256	88,997
*	Verisk Analytics Inc. Class A	1,364,354	87,387
*	Sensata Technologies Holding NV	1,550,632	81,269
	Wabtec Corp.	886,998	77,071
	Towers Watson & Co. Class A	642,171	72,675
	Alaska Air Group Inc.	1,209,317	72,269
	JB Hunt Transport Services Inc.	849,846	71,600
*	IHS Inc. Class A	627,624	71,474
	Fortune Brands Home & Security Inc.	1,448,689	65,582
*	Avis Budget Group Inc.	976,105	64,745
	IDEX Corp.	729,447	56,780
*	B/E Aerospace Inc.	969,797	56,268
	Acuity Brands Inc.	398,099	55,762
	Hubbell Inc. Class B	500,533	53,472
	Carlisle Cos. Inc.	590,741	53,308
*	WABCO Holdings Inc.	503,428	52,749
*	Middleby Corp.	527,779	52,303
	Allison Transmission Holdings Inc.	1,533,071	51,971
*	Spirit AeroSystems Holdings Inc. Class A	1,196,651	51,504
*	Spirit Airlines Inc.	671,235	50,732
	Huntington Ingalls Industries Inc.	447,317	50,305
	Waste Connections Inc.	1,143,365	50,297
	ManpowerGroup Inc.	727,102	49,567
	Lincoln Electric Holdings Inc.	714,019	49,332
*	Old Dominion Freight Line Inc.	626,914	48,674
	Donaldson Co. Inc.	1,173,807	45,344

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Colfax Corp.	877,228	45,239
	KAR Auction Services Inc.	1,294,756	44,863
	Graco Inc.	546,360	43,807
*	AECOM Technology Corp.	1,413,113	42,916
*	Kirby Corp.	525,520	42,431
*	Genesee & Wyoming Inc. Class A	470,761	42,331
	Nordson Corp.	540,561	42,142
*	HD Supply Holdings Inc.	1,402,793	41,368
	Trinity Industries Inc.	1,437,380	40,261
	AO Smith Corp.	696,657	39,298
	Owens Corning	1,082,984	38,782
	Lennox International Inc.	406,075	38,606
*	Copart Inc.	1,045,170	38,138
	MSC Industrial Direct Co. Inc. Class A	464,106	37,709
	Chicago Bridge & Iron Co. NV	886,808	37,228
*	Hexcel Corp.	876,656	36,372
*	JetBlue Airways Corp.	2,258,539	35,820
	Oshkosh Corp.	735,429	35,779
	AGCO Corp.	769,470	34,780
*	Teledyne Technologies Inc.	336,003	34,521
	Alliant Techsystems Inc.	294,197	34,200
	ITT Corp.	844,551	34,171
	Toro Co.	512,810	32,722
	SPX Corp.	377,615	32,445
*	Esterline Technologies Corp.	294,332	32,282
	Triumph Group Inc.	466,597	31,365
	Curtiss-Wright Corp.	444,219	31,357
	Regal-Beloit Corp.	416,534	31,323
*	WESCO International Inc.	409,802	31,231
	CLARCOR Inc.	464,960	30,985
	RR Donnelley & Sons Co.	1,841,437	30,945
	Exelis Inc.	1,735,113	30,417
	Air Lease Corp. Class A	877,452	30,105
	Babcock & Wilcox Co.	990,658	30,017
	Landstar System Inc.	411,735	29,863
*	Generac Holdings Inc.	634,752	29,681
	Timken Co.	684,863	29,230
^	Valmont Industries Inc.	226,881	28,814
	Deluxe Corp.	459,049	28,576
	Terex Corp.	996,025	27,769
*	Moog Inc. Class A	374,431	27,719
	Manitowoc Co. Inc.	1,246,718	27,552
	Watsco Inc.	251,033	26,861
	Crane Co.	456,839	26,816
	Covanta Holding Corp.	1,206,536	26,556
	EMCOR Group Inc.	595,393	26,489
	Woodward Inc.	537,609	26,467
*	Rexnord Corp.	933,568	26,336
	Con-way Inc.	532,212	26,174
	Kennametal Inc.	725,304	25,959
	EnerSys	416,942	25,734
*,^	NOW Inc.	986,540	25,384
	HEICO Corp.	418,897	25,301
*,^	SolarCity Corp.	467,529	25,003
*	Clean Harbors Inc.	508,660	24,441
	GATX Corp.	412,580	23,740
	KBR Inc.	1,338,952	22,695
	Corporate Executive Board Co.	311,030	22,559
*	Swift Transportation Co.	782,748	22,410
*	USG Corp.	763,263	21,364
	HNI Corp.	416,250	21,254
*	Armstrong World Industries Inc.	414,395	21,184
*	XPO Logistics Inc.	509,145	20,814
*	Navistar International Corp.	615,050	20,592

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Healthcare Services Group Inc.	648,821	20,068
* DigitalGlobe Inc.	647,844	20,064
Hillenbrand Inc.	579,739	20,001
* KLX Inc.	482,500	19,903
Rollins Inc.	591,297	19,572
* Polypore International Inc.	414,308	19,493
* WageWorks Inc.	301,694	19,480
Allegiant Travel Co. Class A	128,589	19,331
Knight Transportation Inc.	560,335	18,861
Mueller Industries Inc.	523,106	17,859
UniFirst Corp.	144,136	17,505
Applied Industrial Technologies Inc.	383,132	17,467
Mobile Mini Inc.	430,496	17,439
Barnes Group Inc.	450,259	16,664
Watts Water Technologies Inc. Class A	262,295	16,640
* Advisory Board Co.	334,743	16,396
Actuant Corp. Class A	599,261	16,324
Herman Miller Inc.	547,641	16,117
AMERCO	55,793	15,860
Tetra Tech Inc.	592,252	15,813
MSA Safety Inc.	289,613	15,376
Steelcase Inc. Class A	845,467	15,176
United Stationers Inc.	359,146	15,142
Mueller Water Products Inc. Class A	1,473,399	15,088
* Orbital Sciences Corp.	559,213	15,037
* Huron Consulting Group Inc.	217,123	14,849
* On Assignment Inc.	443,369	14,715
* FTI Consulting Inc.	377,112	14,568
Forward Air Corp.	284,484	14,329
* MRC Global Inc.	940,551	14,249
Harsco Corp.	745,723	14,087
* Proto Labs Inc.	208,717	14,017
RBC Bearings Inc.	216,343	13,961
* EnPro Industries Inc.	221,317	13,890
* MasTec Inc.	611,296	13,821
Heartland Express Inc.	509,946	13,774
Matson Inc.	397,172	13,710
ABM Industries Inc.	478,030	13,696
Franklin Electric Co. Inc.	364,238	13,670
* Meritor Inc.	902,298	13,670
TAL International Group Inc.	313,506	13,659
* Korn/Ferry International	463,716	13,336
Simpson Manufacturing Co. Inc.	383,848	13,281
Matthews International Corp. Class A	272,614	13,268
* TriMas Corp.	417,442	13,062
G&K Services Inc. Class A	183,853	13,026
* Hawaiian Holdings Inc.	496,667	12,938
* TASER International Inc.	484,511	12,830
Werner Enterprises Inc.	411,312	12,812
* Beacon Roofing Supply Inc.	455,011	12,649
Granite Construction Inc.	332,191	12,630
* Saia Inc.	227,429	12,590
* Trex Co. Inc.	293,046	12,478
^ Greenbrier Cos. Inc.	230,553	12,388
Aircastle Ltd.	576,004	12,309
Tennant Co.	169,852	12,258
* Hub Group Inc. Class A	321,310	12,236
Brady Corp. Class A	437,738	11,968
* Masonite International Corp.	188,926	11,611
* Atlas Air Worldwide Holdings Inc.	233,168	11,495
Apogee Enterprises Inc.	268,551	11,379
AZZ Inc.	236,755	11,109
* Dycom Industries Inc.	313,898	11,015
Brink's Co.	448,311	10,943

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Cubic Corp.	200,030	10,530
ArcBest Corp.	223,478	10,363
* Rush Enterprises Inc. Class A	322,153	10,325
* UTi Worldwide Inc.	845,548	10,206
* Amec Foster Wheeler plc	762,295	10,135
Interface Inc. Class A	613,348	10,102
Albany International Corp.	263,976	10,028
Kaman Corp.	250,086	10,026
Exponent Inc.	120,945	9,978
* GenCorp Inc.	541,075	9,902
Universal Forest Products Inc.	185,404	9,864
CIRCOR International Inc.	163,113	9,832
AAR Corp.	347,779	9,661
* Chart Industries Inc.	281,142	9,615
* Astronics Corp.	173,779	9,612
^ Lindsay Corp.	111,898	9,594
Knoll Inc.	449,170	9,509
* ACCO Brands Corp.	1,055,019	9,506
Sun Hydraulics Corp.	232,093	9,140
Standex International Corp.	118,029	9,119
AAON Inc.	406,635	9,105
Federal Signal Corp.	585,151	9,035
ESCO Technologies Inc.	242,824	8,960
John Bean Technologies Corp.	271,444	8,920
* Blount International Inc.	499,073	8,769
Raven Industries Inc.	347,645	8,691
* TrueBlue Inc.	389,422	8,665
Briggs & Stratton Corp.	423,484	8,648
* Tutor Perini Corp.	358,454	8,628
* Nortek Inc.	104,071	8,464
Astec Industries Inc.	213,615	8,397
McGrath RentCorp	233,194	8,362
Primoris Services Corp.	357,476	8,308
* Wabash National Corp.	651,825	8,057
* Team Inc.	198,799	8,043
H&E Equipment Services Inc.	284,597	7,994
Acacia Research Corp.	467,889	7,926
Hyster-Yale Materials Handling Inc.	108,189	7,919
* ICF International Inc.	191,437	7,845
US Ecology Inc.	195,117	7,828
Insperity Inc.	225,283	7,635
Kforce Inc.	314,209	7,582
Comfort Systems USA Inc.	440,196	7,536
Resources Connection Inc.	451,151	7,421
Altra Industrial Motion Corp.	257,983	7,324
* Navigant Consulting Inc.	475,023	7,301
* Thermon Group Holdings Inc.	301,299	7,288
* Wesco Aircraft Holdings Inc.	518,686	7,251
Quanex Building Products Corp.	381,767	7,170
* Lydall Inc.	211,053	6,927
General Cable Corp.	462,530	6,892
SkyWest Inc.	513,974	6,826
* TriNet Group Inc.	216,318	6,766
* Aegion Corp. Class A	361,555	6,729
Encore Wire Corp.	178,493	6,663
Griffon Corp.	500,372	6,655
* Republic Airways Holdings Inc.	453,403	6,615
Multi-Color Corp.	118,264	6,554
Gorman-Rupp Co.	201,632	6,476
West Corp.	189,633	6,258
* Engility Holdings Inc.	143,912	6,159
Columbus McKinnon Corp.	215,713	6,049
* DXP Enterprises Inc.	118,551	5,990
* MYR Group Inc.	218,572	5,989

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Kadant Inc.	138,172	5,899
	Viad Corp.	219,757	5,859
	Marten Transport Ltd.	266,136	5,818
	Aceto Corp.	268,070	5,817
	Quad/Graphics Inc.	251,359	5,771
*	GrafTech International Ltd.	1,119,835	5,666
	Celadon Group Inc.	249,361	5,658
	Park-Ohio Holdings Corp.	86,852	5,474
*	American Woodmark Corp.	134,778	5,450
^	Titan International Inc.	510,502	5,427
*	YRC Worldwide Inc.	239,630	5,389
*	RPX Corp.	382,807	5,275
*	Roadrunner Transportation Systems Inc.	220,028	5,138
*	Gibraltar Industries Inc.	307,822	5,005
*	Aerovironment Inc.	181,487	4,946
	American Science & Engineering Inc.	94,888	4,925
	Heidrick & Struggles International Inc.	213,556	4,922
*	NCI Building Systems Inc.	259,963	4,815
	LB Foster Co. Class A	98,903	4,804
	HEICO Corp. Class A	101,171	4,791
	Advanced Drainage Systems Inc.	208,203	4,785
	Kelly Services Inc. Class A	276,450	4,705
*	Great Lakes Dredge & Dock Corp.	541,068	4,632
*	Air Transport Services Group Inc.	534,446	4,575
	American Railcar Industries Inc.	88,134	4,539
	Douglas Dynamics Inc.	209,080	4,481
*	CBIZ Inc.	519,154	4,444
*,^	Plug Power Inc.	1,410,716	4,232
*	GP Strategies Corp.	124,310	4,218
	Powell Industries Inc.	84,943	4,168
*	SP Plus Corp.	163,043	4,114
*	USA Truck Inc.	143,889	4,086
	Civeo Corp.	983,966	4,044
*	Echo Global Logistics Inc.	134,225	3,919
	Alamo Group Inc.	79,708	3,861
	Insteel Industries Inc.	159,275	3,756
*	Veritiv Corp.	69,597	3,610
*	Patrick Industries Inc.	81,598	3,589
	FreightCar America Inc.	136,183	3,583
*	ARC Document Solutions Inc.	347,956	3,556
	VSE Corp.	53,516	3,527
	Ceco Environmental Corp.	224,140	3,483
	Ennis Inc.	252,778	3,405
*	Northwest Pipe Co.	112,963	3,402
	NN Inc.	164,562	3,383
	National Presto Industries Inc.	57,429	3,333
*	Vicor Corp.	266,049	3,219
*	PGT Inc.	332,626	3,203
	Argan Inc.	94,455	3,177
*,^	FuelCell Energy Inc.	2,042,785	3,146
*	PAM Transportation Services Inc.	60,672	3,145
*	Enphase Energy Inc.	218,451	3,122
*	CRA International Inc.	102,750	3,115
	CDI Corp.	170,943	3,027
*	Orion Marine Group Inc.	273,892	3,027
	Allied Motion Technologies Inc.	125,798	2,980
*	CAI International Inc.	127,455	2,957
*	Kratos Defense & Security Solutions Inc.	585,963	2,942
*	Builders FirstSource Inc.	428,091	2,941
*	Ducommun Inc.	112,690	2,849
*	Accuride Corp.	627,866	2,725
*	Mistras Group Inc.	147,880	2,711
	Kimball International Inc. Class B	296,157	2,701
*,^	KEYW Holding Corp.	259,023	2,689

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	InnerWorkings Inc.	343,580	2,677
*	Vectrus Inc.	96,540	2,645
*,^	Titan Machinery Inc.	177,914	2,480
*	Furmanite Corp.	316,176	2,473
	Houston Wire & Cable Co.	204,888	2,448
*	Ply Gem Holdings Inc.	174,890	2,445
*	Franklin Covey Co.	125,621	2,432
	Graham Corp.	82,479	2,373
*,^	Capstone Turbine Corp.	3,162,019	2,338
*	Quality Distribution Inc.	218,950	2,330
	Global Power Equipment Group Inc.	166,506	2,299
*	PowerSecure International Inc.	193,888	2,259
*	Xerium Technologies Inc.	141,272	2,229
	Dynamic Materials Corp.	131,137	2,101
	Barrett Business Services Inc.	75,880	2,079
*	Magnetek Inc.	50,600	2,057
*	Power Solutions International Inc.	39,456	2,036
*	Stock Building Supply Holdings Inc.	128,663	1,971
*	Pendrell Corp.	1,421,936	1,962
*,^	Energy Recovery Inc.	355,003	1,871
	Miller Industries Inc.	89,279	1,856
*	Lawson Products Inc.	69,219	1,839
*	Continental Building Products Inc.	102,215	1,812
*	Covenant Transportation Group Inc. Class A	65,785	1,783
*	Layne Christensen Co.	186,344	1,778
	Hurco Cos. Inc.	52,021	1,773
*	Commercial Vehicle Group Inc.	261,660	1,743
	Universal Truckload Services Inc.	60,440	1,723
	Global Brass & Copper Holdings Inc.	128,522	1,691
*	Performant Financial Corp.	247,594	1,647
*	Willis Lease Finance Corp.	70,607	1,546
*,^	ExOne Co.	91,800	1,542
*	FRP Holdings Inc.	39,195	1,537
	Twin Disc Inc.	73,584	1,461
	LSI Industries Inc.	211,770	1,438
*	NL Industries Inc.	164,297	1,413
	SIFCO Industries Inc.	47,098	1,373
	Preformed Line Products Co.	24,920	1,361
	Courier Corp.	89,906	1,341
*	Cenveo Inc.	623,985	1,310
*	LMI Aerospace Inc.	92,455	1,304
*	Paylocity Holding Corp.	49,036	1,280
*	Manitex International Inc.	99,879	1,269
*	Sparton Corp.	42,171	1,195
*	Hill International Inc.	301,783	1,159
*	Sterling Construction Co. Inc.	170,876	1,092
	Omega Flex Inc.	28,118	1,063
*	Ameresco Inc. Class A	151,142	1,058
*	CPI Aerostructures Inc.	98,215	1,030
	Supreme Industries Inc. Class A	141,174	997
*	Hudson Technologies Inc.	244,959	924
	Hardinge Inc.	74,446	887
^	Intersections Inc.	220,204	861
*	TRC Cos. Inc.	134,100	850
	International Shipholding Corp.	56,822	847
*	Orion Energy Systems Inc.	149,307	821
	LS Starrett Co. Class A	40,500	807
*	Adept Technology Inc.	91,784	797
*,^	Odyssey Marine Exploration Inc.	838,885	780
*	Rand Logistics Inc.	193,713	765
*,^	Astrotech Corp.	304,120	751
*	PMFG Inc.	138,512	724
*	Casella Waste Systems Inc. Class A	178,809	722
^	Baltic Trading Ltd.	265,268	666

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	API Technologies Corp.	308,861	658
*	Active Power Inc.	350,181	644
*	Broadwind Energy Inc.	114,821	619
*	Willdan Group Inc.	45,806	618
	Providence and Worcester Railroad Co.	31,838	589
*	Fuel Tech Inc.	153,272	587
*	BlueLinx Holdings Inc.	477,956	554
	Eastern Co.	32,045	550
*	Heritage-Crystal Clean Inc.	41,632	513
*	Key Technology Inc.	38,521	493
*	American Superconductor Corp.	647,975	480
*,^	Revolution Lighting Technologies Inc.	349,171	471
*	Virco Manufacturing Corp.	188,287	459
*	Hudson Global Inc.	147,778	458
*,^	Arotech Corp.	195,009	452
*	CTPartners Executive Search Inc.	29,594	450
*,^	ARC Group Worldwide Inc.	43,022	436
*	Integrated Electrical Services Inc.	55,904	436
*	MFRI Inc.	61,557	432
	Ecology and Environment Inc.	45,100	414
*	Gencor Industries Inc.	43,110	405
*	Innovative Solutions & Support Inc.	121,774	387
	RCM Technologies Inc.	49,161	344
*	Tecumseh Products Co.	101,013	312
*	Ultralife Corp.	98,312	308
*	Taylor Devices Inc.	27,295	284
*,^	Lightbridge Corp.	174,425	270
*	Transcat Inc.	26,809	270
*	Swisher Hygiene Inc.	144,205	270
*	Perma-Fix Environmental Services	61,835	269
*	Mastech Holdings Inc.	24,567	261
*	Jewett-Cameron Trading Co. Ltd.	23,964	246
*,^	Real Goods Solar Inc. Class A	470,102	227
*	American Electric Technologies Inc.	38,260	210
*	SL Industries Inc.	5,003	195
*	Norcraft Cos. Inc.	8,942	173
*	Breeze-Eastern Corp.	15,615	159
*,^	MagneGas Corp.	227,635	157
*	Rush Enterprises Inc. Class B	5,550	156
*	Versar Inc.	42,809	135
*,^	Spherix Inc.	125,069	135
*	Servotronics Inc.	19,902	126
*,^	Erickson Inc.	15,046	125
*	Luna Innovations Inc.	86,079	122
*	Metalico Inc.	332,150	113
*	Goldfield Corp.	45,880	112
*,^	Alpha Pro Tech Ltd.	41,100	106
*,^	ZBB Energy Corp.	189,624	97
*	General Finance Corp.	9,529	94
*	AMREP Corp.	21,768	84
*	Industrial Services of America Inc.	13,228	78
*	Radiant Logistics Inc.	17,200	73
*	Marathon Patent Group Inc.	8,148	69
*	Corporate Resource Services Inc.	56,150	67
	Hubbell Inc. Class A	500	56
*	Air T Inc.	1,900	49
*	Ocean Power Technologies Inc.	70,275	45
*	Essex Rental Corp.	31,345	41
*	DLH Holdings Corp.	19,113	38
*	Lime Energy Co.	12,704	37
*	LiqTech International Inc.	32,928	36
*	Ideal Power Inc.	4,400	32
*	Volt Information Sciences Inc.	2,600	28
*	General Employment Enterprises Inc.	18,000	22

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Tel-Instrument Electronics Corp.	3,304	17
*	Digital Power Corp.	11,401	15
*	NV5 Holdings Inc.	1,100	14
*	Micronet Enertec Technologies Inc.	3,100	11
	EnviroStar Inc.	2,900	8
*	Blue Earth Inc.	7,400	8
*	Standard Register Co.	2,200	7
	Chicago Rivet & Machine Co.	100	3
	Espey Manufacturing & Electronics Corp.	100	2
			6,119,641
Information Technology (16.2%)
*	LinkedIn Corp. Class A	969,617	222,731
*	Twitter Inc.	4,721,350	169,355
	Skyworks Solutions Inc.	1,751,476	127,350
	Equinix Inc.	503,452	114,148
*	FleetCor Technologies Inc.	700,848	104,223
	Activision Blizzard Inc.	4,560,039	91,885
	Maxim Integrated Products Inc.	2,603,881	82,986
*	ServiceNow Inc.	1,211,840	82,223
*	Palo Alto Networks Inc.	613,889	75,244
*	Workday Inc. Class A	871,484	71,122
*	ANSYS Inc.	847,686	69,510
*	Gartner Inc.	809,177	68,141
*	VMware Inc. Class A	792,342	65,384
*	Splunk Inc.	1,101,707	64,946
*	Trimble Navigation Ltd.	2,378,214	63,118
*	Synopsys Inc.	1,435,332	62,394
	CDK Global Inc.	1,476,541	60,184
	Marvell Technology Group Ltd.	3,922,466	56,876
*	CoStar Group Inc.	297,474	54,625
	Avnet Inc.	1,259,180	54,170
*	Keysight Technologies Inc.	1,537,523	51,922
*	Arrow Electronics Inc.	890,772	51,567
*	Rackspace Hosting Inc.	1,093,873	51,204
*	Cadence Design Systems Inc.	2,689,365	51,017
	Broadridge Financial Solutions Inc.	1,102,623	50,919
	FactSet Research Systems Inc.	356,691	50,204
	Global Payments Inc.	621,487	50,173
	Brocade Communications Systems Inc.	3,964,518	46,940
*	Vantiv Inc. Class A	1,376,488	46,690
	Jack Henry & Associates Inc.	751,274	46,684
*	SunEdison Inc.	2,312,992	45,126
*	NCR Corp.	1,547,341	45,090
*	RF Micro Devices Inc.	2,681,575	44,487
*	TriQuint Semiconductor Inc.	1,610,608	44,372
	IAC/InterActiveCorp	708,408	43,064
*	ON Semiconductor Corp.	4,004,661	40,567
*	Ingram Micro Inc.	1,434,360	39,646
	Teradyne Inc.	1,993,897	39,459
*	PTC Inc.	1,065,240	39,041
*	Fortinet Inc.	1,272,256	39,007
	Jabil Circuit Inc.	1,776,692	38,785
*	VeriFone Systems Inc.	1,041,642	38,749
	CDW Corp.	1,091,699	38,395
*	Ultimate Software Group Inc.	260,492	38,244
*	Informatica Corp.	998,380	38,073
*	ARRIS Group Inc.	1,213,262	36,628
	SS&C Technologies Holdings Inc.	621,481	36,350
*	Zebra Technologies Corp.	467,723	36,206
*,^	Cree Inc.	1,105,644	35,624
*	NetSuite Inc.	323,939	35,364
*	WEX Inc.	357,058	35,320
	FEI Co.	381,810	34,497
*	AOL Inc.	724,712	33,460

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Nuance Communications Inc.	2,331,319	33,268
*	Tyler Technologies Inc.	303,537	33,219
	MAXIMUS Inc.	605,500	33,206
*	Cognex Corp.	799,299	33,035
*	Atmel Corp.	3,857,660	32,385
*	Verint Systems Inc.	555,529	32,376
	Solera Holdings Inc.	632,100	32,351
*	Guidewire Software Inc.	638,775	32,341
*,^	3D Systems Corp.	958,994	31,522
	Belden Inc.	398,651	31,418
*	Tableau Software Inc. Class A	367,008	31,108
*	Yelp Inc. Class A	565,461	30,948
*	Cavium Inc.	495,485	30,631
*	SolarWinds Inc.	604,378	30,116
*	Pandora Media Inc.	1,682,340	29,996
*	JDS Uniphase Corp.	2,128,535	29,204
*	Aspen Technology Inc.	831,253	29,110
*	Riverbed Technology Inc.	1,425,930	29,103
	National Instruments Corp.	926,955	28,819
*	Manhattan Associates Inc.	692,423	28,195
*	Genpact Ltd.	1,435,921	27,182
*	Integrated Device Technology Inc.	1,371,825	26,888
*	International Rectifier Corp.	659,451	26,312
*	CoreLogic Inc.	824,521	26,047
*	Sapient Corp.	1,044,552	25,988
	j2 Global Inc.	417,753	25,901
*	Qlik Technologies Inc.	829,028	25,609
	DST Systems Inc.	269,401	25,364
*	Euronet Worldwide Inc.	459,540	25,229
*	Zillow Inc. Class A	237,861	25,187
*	Microsemi Corp.	879,451	24,959
*	ViaSat Inc.	395,914	24,954
	Leidos Holdings Inc.	573,389	24,954
*	IPG Photonics Corp.	326,808	24,484
*	HomeAway Inc.	805,488	23,987
	Lexmark International Inc. Class A	574,104	23,693
*	Synaptics Inc.	338,606	23,310
*,^	Freescale Semiconductor Ltd.	923,800	23,307
*	Tech Data Corp.	352,404	22,283
*	Anixter International Inc.	250,748	22,181
*	Take-Two Interactive Software Inc.	773,048	21,669
	Fair Isaac Corp.	296,367	21,427
*	ACI Worldwide Inc.	1,056,180	21,303
	Booz Allen Hamilton Holding Corp.	792,941	21,037
	Plantronics Inc.	395,265	20,957
*	EchoStar Corp. Class A	395,731	20,776
	Diebold Inc.	595,366	20,623
*	CommVault Systems Inc.	395,338	20,435
	Littelfuse Inc.	207,893	20,097
	SYNNEX Corp.	256,438	20,043
*	Rovi Corp.	873,879	19,741
	Mentor Graphics Corp.	897,622	19,676
*	Spansion Inc. Class A	569,177	19,477
	Cypress Semiconductor Corp.	1,361,180	19,438
*	Ciena Corp.	982,537	19,071
	Convergys Corp.	932,410	18,993
*	CACI International Inc. Class A	218,373	18,819
*	Fairchild Semiconductor International Inc. Class A	1,107,519	18,695
	Science Applications International Corp.	373,200	18,485
*	Electronics For Imaging Inc.	431,429	18,478
*	Knowles Corp.	783,516	18,452
	Blackbaud Inc.	426,030	18,430
*	Aruba Networks Inc.	1,005,177	18,274
	InterDigital Inc.	342,674	18,127

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Dealertrack Technologies Inc.	407,284	18,047
*	Sanmina Corp.	762,596	17,944
	Heartland Payment Systems Inc.	331,876	17,905
	MKS Instruments Inc.	489,194	17,905
*	Finisar Corp.	917,965	17,818
	Vishay Intertechnology Inc.	1,252,944	17,729
*	Blackhawk Network Holdings Inc. Class B	462,165	17,419
	Dolby Laboratories Inc. Class A	403,529	17,400
*	CommScope Holding Co. Inc.	759,293	17,335
	Intersil Corp. Class A	1,195,127	17,293
*	Silicon Laboratories Inc.	361,246	17,203
*	Semtech Corp.	621,651	17,139
*	Polycom Inc.	1,262,771	17,047
*	Entegris Inc.	1,286,520	16,995
*	Infinera Corp.	1,149,613	16,922
*	Demandware Inc.	293,145	16,868
*	PMC-Sierra Inc.	1,819,686	16,668
	Monolithic Power Systems Inc.	331,891	16,508
*	Zynga Inc. Class A	6,034,721	16,052
*	Cardtronics Inc.	410,143	15,823
*	Cornerstone OnDemand Inc.	442,946	15,592
*	Envestnet Inc.	314,738	15,466
	Tessera Technologies Inc.	430,957	15,411
*,^	Advanced Micro Devices Inc.	5,770,916	15,408
*	Itron Inc.	362,274	15,321
*	Proofpoint Inc.	311,009	15,000
*	Trulia Inc.	318,791	14,674
*	comScore Inc.	315,377	14,643
*	Acxiom Corp.	711,939	14,431
*	NeuStar Inc. Class A	517,362	14,383
	Power Integrations Inc.	277,737	14,370
*	Coherent Inc.	229,914	13,960
*	Synchronoss Technologies Inc.	330,650	13,841
*	Unisys Corp.	467,304	13,776
*	Rogers Corp.	168,481	13,721
*	OmniVision Technologies Inc.	527,492	13,715
*	Cirrus Logic Inc.	579,335	13,655
	EVERTEC Inc.	616,458	13,642
*	MicroStrategy Inc. Class A	83,460	13,554
*	Cray Inc.	375,393	12,944
*	iGATE Corp.	327,467	12,928
*	Veeco Instruments Inc.	370,578	12,926
*	WebMD Health Corp.	325,139	12,859
	Methode Electronics Inc.	352,103	12,855
*	Plexus Corp.	311,522	12,838
*	Syntel Inc.	285,350	12,835
*	Benchmark Electronics Inc.	497,064	12,645
*	Progress Software Corp.	467,417	12,630
*	NetScout Systems Inc.	344,513	12,589
*	TiVo Inc.	1,060,788	12,560
	Advent Software Inc.	409,082	12,534
*,^	SunPower Corp. Class A	471,491	12,179
*	OSI Systems Inc.	171,792	12,158
*	NETGEAR Inc.	331,626	11,799
*	Rambus Inc.	1,054,939	11,699
*,^	InvenSense Inc.	686,761	11,167
*	Super Micro Computer Inc.	320,123	11,166
*	LogMeIn Inc.	224,101	11,057
	ADTRAN Inc.	505,290	11,015
*	QLogic Corp.	811,780	10,813
*	Constant Contact Inc.	292,211	10,724
*	ScanSource Inc.	263,372	10,577
*	RealPage Inc.	481,073	10,564
	MTS Systems Corp.	139,754	10,486

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Universal Display Corp.	377,324	10,471
	Monotype Imaging Holdings Inc.	361,832	10,432
*	Cabot Microelectronics Corp.	219,723	10,397
*	Virtusa Corp.	246,746	10,282
*	EPAM Systems Inc.	214,787	10,256
*	Kulicke & Soffa Industries Inc.	707,395	10,229
*	Imperva Inc.	205,251	10,146
*	Ellie Mae Inc.	250,900	10,116
	NIC Inc.	560,115	10,076
*	FARO Technologies Inc.	159,245	9,981
*	Shutterstock Inc.	143,371	9,907
*	Insight Enterprises Inc.	378,276	9,794
*	Infoblox Inc.	468,330	9,465
*	Diodes Inc.	338,390	9,329
*,^	VASCO Data Security International Inc.	328,014	9,253
*	FireEye Inc.	288,811	9,121
*	Web.com Group Inc.	480,273	9,120
*	Sonus Networks Inc.	2,277,231	9,041
*	Digital River Inc.	361,496	8,940
*	Sykes Enterprises Inc.	378,609	8,886
*	Bottomline Technologies de Inc.	351,246	8,879
	Badger Meter Inc.	147,259	8,740
	Brooks Automation Inc.	681,607	8,690
*	Advanced Energy Industries Inc.	363,521	8,615
*	Marketo Inc.	261,253	8,548
*	SPS Commerce Inc.	149,673	8,476
*	ExlService Holdings Inc.	293,492	8,426
*	Rofin-Sinar Technologies Inc.	288,046	8,287
*	BroadSoft Inc.	283,668	8,232
*,^	Gogo Inc.	495,067	8,183
	CSG Systems International Inc.	320,308	8,030
*	Stamps.com Inc.	166,445	7,988
*	Lattice Semiconductor Corp.	1,112,556	7,666
*,^	Eastman Kodak Co.	352,045	7,643
	Micrel Inc.	524,278	7,607
*	II-VI Inc.	552,494	7,542
*	Newport Corp.	394,303	7,535
	ManTech International Corp. Class A	247,530	7,483
*	Amkor Technology Inc.	1,051,542	7,466
*	Callidus Software Inc.	451,039	7,365
*	Interactive Intelligence Group Inc.	153,566	7,356
*	Actua Corp.	397,309	7,338
*	Harmonic Inc.	1,044,625	7,323
*	LivePerson Inc.	512,540	7,227
^	Ubiquiti Networks Inc.	243,758	7,225
	Sabre Corp.	351,705	7,129
	AVX Corp.	508,375	7,117
	Pegasystems Inc.	342,506	7,114
	CTS Corp.	387,372	6,907
*	PROS Holdings Inc.	244,775	6,726
*	Bankrate Inc.	536,456	6,668
	Epiq Systems Inc.	374,552	6,397
*	Checkpoint Systems Inc.	454,595	6,242
*	Ixia	551,646	6,206
*	Endurance International Group Holdings Inc.	327,089	6,028
*	Ruckus Wireless Inc.	500,960	6,022
	Comtech Telecommunications Corp.	189,393	5,970
*	Perficient Inc.	319,047	5,944
*	DTS Inc.	192,453	5,918
*	CalAmp Corp.	323,336	5,917
*	Qualys Inc.	152,150	5,744
^	Ebix Inc.	338,057	5,744
*	XO Group Inc.	314,535	5,728
*	Exar Corp.	561,348	5,726

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Blucora Inc.	413,293	5,724
	Forrester Research Inc.	139,359	5,485
	Park Electrochemical Corp.	217,175	5,414
*	TeleTech Holdings Inc.	224,773	5,323
*	Emulex Corp.	929,605	5,271
*	Ultratech Inc.	282,669	5,246
*	Nimble Storage Inc.	189,435	5,209
*	Silicon Image Inc.	942,120	5,201
*	Monster Worldwide Inc.	1,116,062	5,156
*	RealD Inc.	433,804	5,119
	Daktronics Inc.	408,892	5,115
*	FormFactor Inc.	582,326	5,008
*	Dice Holdings Inc.	494,698	4,952
	Cass Information Systems Inc.	91,782	4,887
*	Applied Micro Circuits Corp.	739,642	4,822
*	Global Cash Access Holdings Inc.	669,079	4,784
*,^	Textura Corp.	166,110	4,729
	EarthLink Holdings Corp.	1,062,485	4,664
*	Internap Corp.	577,057	4,593
*	GrubHub Inc.	126,157	4,582
*	Xcerra Corp.	490,444	4,492
*	CEVA Inc.	245,961	4,462
	IXYS Corp.	352,624	4,443
*	Photronics Inc.	530,123	4,405
*	Mercury Systems Inc.	310,026	4,316
	Integrated Silicon Solution Inc.	258,199	4,278
*	Fabrinet	240,552	4,267
	Black Box Corp.	175,293	4,190
*	Comverse Inc.	222,452	4,178
*	Quantum Corp.	2,367,129	4,166
*	Xoom Corp.	234,541	4,107
*	Tangoe Inc.	313,776	4,089
*	Cvent Inc.	145,077	4,039
*	TTM Technologies Inc.	535,694	4,034
*	Intralinks Holdings Inc.	329,320	3,919
*	Silicon Graphics International Corp.	341,851	3,890
*	Pericom Semiconductor Corp.	286,946	3,885
*	EnerNOC Inc.	241,181	3,726
*	ShoreTel Inc.	504,865	3,711
*	Inphi Corp.	198,862	3,675
*	Actuate Corp.	556,530	3,673
*	Rudolph Technologies Inc.	347,054	3,550
*	ChannelAdvisor Corp.	159,106	3,434
*	SciQuest Inc.	237,145	3,427
*	Glu Mobile Inc.	872,040	3,401
*	Calix Inc.	338,910	3,396
*	DSP Group Inc.	307,008	3,337
*	PDF Solutions Inc.	222,210	3,302
*	NVE Corp.	45,938	3,252
*	Bazaarvoice Inc.	399,608	3,213
*	Nanometrics Inc.	187,385	3,152
*	Agilysys Inc.	247,967	3,122
*	Extreme Networks Inc.	882,259	3,114
	Cohu Inc.	255,287	3,038
*	GSI Group Inc.	197,522	2,908
	PC Connection Inc.	117,796	2,892
*	Lionbridge Technologies Inc.	502,513	2,889
*	ServiceSource International Inc.	577,066	2,701
*	Kimball Electronics Inc.	220,005	2,644
*	M/A-COM Technology Solutions Holdings Inc.	83,816	2,622
*	ePlus Inc.	34,408	2,604
*	Maxwell Technologies Inc.	284,279	2,593
*	Immersion Corp.	272,870	2,584
*	Dot Hill Systems Corp.	573,857	2,536

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Electro Scientific Industries Inc.	325,266	2,524
	Electro Rent Corp.	178,818	2,511
	Reis Inc.	94,017	2,460
*,^	TrueCar Inc.	107,323	2,458
*	Sigma Designs Inc.	331,915	2,456
*	Angie's List Inc.	391,541	2,439
*	MoneyGram International Inc.	266,133	2,419
*	Kopin Corp.	645,886	2,338
*,^	VirnetX Holding Corp.	423,113	2,323
*	Entropic Communications Inc.	908,602	2,299
*	Ultra Clean Holdings Inc.	247,194	2,294
*	Violin Memory Inc.	478,121	2,290
*	Datalink Corp.	175,505	2,264
*	Digi International Inc.	243,062	2,258
*,^	Rocket Fuel Inc.	139,282	2,245
*	Ciber Inc.	628,858	2,232
	American Software Inc. Class A	242,654	2,211
*	ModusLink Global Solutions Inc.	586,391	2,199
*	Limelight Networks Inc.	791,186	2,192
*	Gigamon Inc.	123,311	2,186
*	Axcelis Technologies Inc.	849,301	2,174
*	Vishay Precision Group Inc.	126,545	2,172
*	Oclaro Inc.	1,212,363	2,158
*,^	Barracuda Networks Inc.	57,800	2,072
*	Liquidity Services Inc.	252,163	2,060
	Bel Fuse Inc. Class B	75,106	2,053
	Hackett Group Inc.	233,554	2,053
*	Carbonite Inc.	143,627	2,050
*	PFSweb Inc.	159,225	2,016
*	Zix Corp.	559,817	2,015
*	United Online Inc.	134,073	1,951
*	QuinStreet Inc.	315,600	1,916
*	Procera Networks Inc.	264,825	1,904
*	PRGX Global Inc.	332,187	1,900
*	Intevac Inc.	240,318	1,867
*	Zendesk Inc.	76,611	1,867
*	Jive Software Inc.	307,345	1,853
*	Kemet Corp.	436,908	1,835
*	Seachange International Inc.	278,814	1,779
*	Brightcove Inc.	227,483	1,770
*	KVH Industries Inc.	137,484	1,739
*	Benefitfocus Inc.	52,421	1,722
	Mesa Laboratories Inc.	22,190	1,716
*	TeleCommunication Systems Inc. Class A	544,525	1,699
*	Mattson Technology Inc.	490,655	1,668
*	RealNetworks Inc.	232,399	1,636
	QAD Inc. Class A	71,655	1,621
	Digimarc Corp.	58,171	1,579
*	Rally Software Development Corp.	136,727	1,555
	Alliance Fiber Optic Products Inc.	106,089	1,539
*	MaxLinear Inc.	202,258	1,499
*,^	QuickLogic Corp.	471,825	1,482
*	Multi-Fineline Electronix Inc.	129,849	1,458
*	Planar Systems Inc.	172,869	1,447
*	NAPCO Security Technologies Inc.	305,202	1,434
*	Rosetta Stone Inc.	146,497	1,430
*	Support.com Inc.	651,741	1,375
	Computer Task Group Inc.	144,149	1,374
*	E2open Inc.	142,615	1,371
*	Guidance Software Inc.	188,957	1,370
	Tessco Technologies Inc.	47,069	1,365
*	Telenav Inc.	203,903	1,360
	MOCON Inc.	75,913	1,354
*	Higher One Holdings Inc.	320,088	1,348

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Unwired Planet Inc.	1,346,657	1,347
*	Silver Spring Networks Inc.	159,479	1,344
*	Autobytel Inc.	116,348	1,268
	Marchex Inc. Class B	274,880	1,262
*	GTT Communications Inc.	93,403	1,236
*,^	Neonode Inc.	365,294	1,235
*	PCM Inc.	128,872	1,227
*,^	Research Frontiers Inc.	237,493	1,216
*	AXT Inc.	431,361	1,208
*	Key Tronic Corp.	150,358	1,194
*	Qumu Corp.	86,341	1,180
*	Paycom Software Inc.	44,794	1,179
*	Aviat Networks Inc.	766,854	1,150
*	Vitesse Semiconductor Corp.	303,915	1,149
*	Amtech Systems Inc.	113,179	1,149
*	Information Services Group Inc.	271,734	1,147
*	Rubicon Project Inc.	71,009	1,146
*	Speed Commerce Inc.	365,344	1,129
*	EMCORE Corp.	210,895	1,118
	PC-Tel Inc.	127,959	1,108
	Richardson Electronics Ltd.	109,640	1,096
	Evolving Systems Inc.	116,792	1,094
*	Numerex Corp. Class A	97,868	1,082
	Astro-Med Inc.	65,498	1,081
*	Cascade Microtech Inc.	73,807	1,078
*	Rubicon Technology Inc.	232,460	1,062
*	Mitek Systems Inc.	319,044	1,056
	Aware Inc.	231,356	1,050
*	iPass Inc.	758,383	1,039
*	Clearfield Inc.	83,727	1,031
*,^	Park City Group Inc.	114,184	1,030
	Communications Systems Inc.	94,152	1,006
*	Frequency Electronics Inc.	86,835	993
*	Travelzoo Inc.	75,878	958
*	Covisint Corp.	352,921	935
*,^	CVD Equipment Corp.	61,399	884
*	BSQUARE Corp.	190,233	866
*,^	ParkerVision Inc.	926,168	843
*	Pixelworks Inc.	183,217	835
*	ID Systems Inc.	124,524	833
*	LRAD Corp.	295,952	799
*	MoSys Inc.	420,878	787
*	Mattersight Corp.	122,051	763
*	Varonis Systems Inc.	22,294	732
*	Hutchinson Technology Inc.	208,017	728
*	Applied Optoelectronics Inc.	63,312	710
*	Everyday Health Inc.	48,108	710
*	Innodata Inc.	241,360	705
	TransAct Technologies Inc.	130,847	703
*	CyberOptics Corp.	70,691	679
*	Millennial Media Inc.	421,971	675
*	eGain Corp.	127,958	663
*	PAR Technology Corp.	106,779	657
*	Mandalay Digital Group Inc.	194,503	648
*	FalconStor Software Inc.	479,441	642
*	WidePoint Corp.	464,668	641
*	ANADIGICS Inc.	853,426	640
*	Meru Networks Inc.	169,579	638
*	Marin Software Inc.	75,086	635
*	Model N Inc.	58,736	624
*	Radisys Corp.	265,976	622
*,^	TubeMogul Inc.	27,474	620
*	Data I/O Corp.	180,066	614
*	Datawatch Corp.	68,185	613

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Wireless Telecom Group Inc.	231,511	607
*	Westell Technologies Inc. Class A	393,529	590
*	Mavenir Systems Inc.	43,399	588
*	Novatel Wireless Inc.	182,501	588
*	GSI Technology Inc.	117,712	587
*	Identiv Inc.	41,847	581
*	Uni-Pixel Inc.	99,098	564
	Perceptron Inc.	56,442	562
	TheStreet Inc.	234,379	558
*	NCI Inc. Class A	53,678	548
*	Onvia Inc.	108,483	545
*	Imation Corp.	142,614	541
*	Echelon Corp.	317,164	539
*,^	MeetMe Inc.	349,646	535
*	Demand Media Inc.	86,415	529
*	Rightside Group Ltd.	78,437	527
	Optical Cable Corp.	112,873	511
*	HubSpot Inc.	14,784	497
*,^	MicroVision Inc.	276,121	480
*	Alpha & Omega Semiconductor Ltd.	53,897	477
	CSP Inc.	63,018	466
*	CUI Global Inc.	62,540	466
*	StarTek Inc.	46,382	452
*	ClearSign Combustion Corp.	61,192	449
*	Q2 Holdings Inc.	23,724	447
*,^	Crossroads Systems Inc.	177,804	445
*	IEC Electronics Corp.	91,854	436
*	Zhone Technologies Inc.	243,450	431
*	Edgewater Technology Inc.	57,296	430
*	TechTarget Inc.	35,537	404
*	Spark Networks Inc.	111,451	400
	Concurrent Computer Corp.	56,068	398
*,^	Local Corp.	381,029	396
*,^	Vringo Inc.	709,257	390
	ClearOne Inc.	39,581	382
*	Amber Road Inc.	36,939	378
*	BTU International Inc.	113,437	373
*	USA Technologies Inc.	224,667	362
*	Planet Payment Inc.	172,122	358
*	NeoPhotonics Corp.	97,851	331
*	A10 Networks Inc.	74,973	327
*,^	Digital Ally Inc.	21,121	324
*	Tremor Video Inc.	111,630	320
*	GSE Systems Inc.	200,594	319
*	Aerohive Networks Inc.	66,330	318
*,^	Wave Systems Corp. Class A	395,991	317
*	Care.com Inc.	37,577	311
*	LoJack Corp.	117,277	297
*	Viasystems Group Inc.	18,153	296
*,^	Cyan Inc.	115,609	289
*	STR Holdings Inc.	209,439	287
	QAD Inc. Class B	14,091	281
*	OPOWER Inc.	19,571	278
*	Energous Corp.	25,241	277
*	Internet Patents Corp.	100,800	276
*	InterCloud Systems Inc.	93,602	273
*	Audience Inc.	61,861	272
*	Lantronix Inc.	140,011	265
*	Hortonworks Inc.	9,267	250
*	Borderfree Inc.	27,256	244
*	Inuvo Inc.	187,710	244
*	YuMe Inc.	47,887	241
*	Netlist Inc.	329,552	241
^	LiveDeal Inc.	74,589	234

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sonic Foundry Inc.	29,544	226
*	NetSol Technologies Inc.	53,862	225
*	BroadVision Inc.	37,841	224
	GlobalSCAPE Inc.	99,732	221
*	LendingClub Corp.	8,413	213
*	Ikanos Communications Inc.	672,929	209
*,^	Infosonics Corp.	187,832	205
*	Video Display Corp.	71,008	204
*	eMagin Corp.	85,535	197
*	Yodlee Inc.	14,526	177
*	LGL Group Inc.	47,780	171
*	Acorn Energy Inc.	208,597	161
*,^	Document Security Systems Inc.	357,332	161
*	Asure Software Inc.	27,280	150
*	Envivio Inc.	111,337	149
*	RELM Wireless Corp.	30,280	145
	Bel Fuse Inc. Class A	5,719	139
*	Selectica Inc.	25,943	134
*,^	Superconductor Technologies Inc.	46,993	130
*	Synacor Inc.	63,101	126
*	Smith Micro Software Inc.	127,109	123
*	World Energy Solutions Inc.	22,234	122
*	Five9 Inc.	27,121	122
*	Crexendo Inc.	65,793	121
*,^	Liquid Holdings Group Inc.	372,019	117
*	MobileIron Inc.	10,900	109
*	New Relic Inc.	3,080	107
*	Intellicheck Mobilisa Inc.	35,937	106
*,^	Remark Media Inc.	23,604	106
*	Intermolecular Inc.	53,527	103
*,^	Net Element Inc.	90,748	103
*	Exa Corp.	8,623	102
*	Blackhawk Network Holdings Inc.	2,465	96
*	TSR Inc.	27,043	93
*	GigOptix Inc.	77,419	93
*	Elecsys Corp.	5,000	87
	RF Industries Ltd.	20,988	85
*,^	Ascent Solar Technologies Inc.	74,938	80
*	Interphase Corp.	35,245	80
*,^	Viggle Inc.	26,759	71
*	Image Sensing Systems Inc.	26,300	70
*	ATRM Holdings Inc.	21,572	67
*	Bridgeline Digital Inc.	144,377	66
*	Resonant Inc.	5,500	64
*	Majesco Entertainment Co.	49,677	63
*	Iteris Inc.	34,860	60
*	xG Technology Inc.	118,049	60
*	LightPath Technologies Inc. Class A	63,678	58
*	inTEST Corp.	12,602	54
*	Looksmart Ltd.	69,526	52
*	SunEdison Semiconductor Ltd.	2,600	48
*	Xplore Technologies Corp.	6,900	47
	Wayside Technology Group Inc.	2,700	46
*	ChyronHego Corp.	16,298	46
*	Advanced Photonix Inc. Class A	99,780	29
*	Sysorex Global Holdings Corp.	13,096	27
*	Giga-tronics Inc.	18,200	26
*	Sevcon Inc.	3,344	26
*	ADDvantage Technologies Group Inc.	10,200	25
*	Daegis Inc.	31,670	22
*	Sutron Corp.	3,900	19
*,^	WPCS International Inc.	55,320	15
*	SigmaTron International Inc.	2,200	15
*	TigerLogic Corp.	31,880	14

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Qualstar Corp.	9,220	12
* Cover-All Technologies Inc.	9,331	12
* Applied DNA Sciences Inc.	4,017	12
* Dataram Corp.	6,475	11
* NXT-ID Inc.	4,800	11
* Inventergy Global Inc.	14,767	10
Vicon Industries Inc.	5,500	10
* RMG Networks Holding Corp.	7,500	9
* Aehr Test Systems	3,200	8
* Voltari Corp.	8,435	6
* IntriCon Corp.	400	3
* LGL Group Inc. Warrants Exp. 06/8/2018	238,900	2
* Glowpoint Inc.	1,550	2
* MAM Software Group Inc.	200	1
		6,647,557
Materials (5.2%)
Celanese Corp. Class A	1,412,131	84,671
Rock-Tenn Co. Class A	1,287,356	78,503
Packaging Corp. of America	906,195	70,729
Ashland Inc.	586,662	70,259
* Crown Holdings Inc.	1,279,284	65,116
* WR Grace & Co.	678,579	64,730
RPM International Inc.	1,229,817	62,364
Valspar Corp.	702,277	60,733
Rockwood Holdings Inc.	656,411	51,725
Reliance Steel & Aluminum Co.	718,150	44,001
Steel Dynamics Inc.	2,210,971	43,645
Albemarle Corp.	720,741	43,338
Huntsman Corp.	1,864,575	42,475
Bemis Co. Inc.	918,896	41,543
* Graphic Packaging Holding Co.	3,014,920	41,063
Sonoco Products Co.	937,322	40,961
AptarGroup Inc.	600,731	40,153
NewMarket Corp.	97,849	39,485
Royal Gold Inc.	600,048	37,623
United States Steel Corp.	1,336,668	35,743
Eagle Materials Inc.	462,410	35,157
* Berry Plastics Group Inc.	1,085,952	34,262
PolyOne Corp.	835,270	31,665
Cytec Industries Inc.	661,596	30,546
Axiall Corp.	646,890	27,473
Compass Minerals International Inc.	309,490	26,873
Sensient Technologies Corp.	444,178	26,802
Cabot Corp.	595,251	26,108
Scotts Miracle-Gro Co. Class A	411,913	25,670
Carpenter Technology Corp.	490,947	24,179
Domtar Corp.	599,368	24,107
Westlake Chemical Corp.	379,548	23,187
KapStone Paper and Packaging Corp.	776,232	22,751
* Platform Specialty Products Corp.	977,349	22,694
Minerals Technologies Inc.	317,860	22,075
Silgan Holdings Inc.	403,372	21,621
* Louisiana-Pacific Corp.	1,304,873	21,609
HB Fuller Co.	463,047	20,619
Balchem Corp.	282,014	18,793
* Chemtura Corp.	717,888	17,753
Commercial Metals Co.	1,085,908	17,689
Olin Corp.	724,765	16,503
* Stillwater Mining Co.	1,107,483	16,324
* Resolute Forest Products Inc.	872,947	15,373
Greif Inc. Class A	312,694	14,769
Worthington Industries Inc.	468,643	14,101
* Boise Cascade Co.	363,503	13,504
Tronox Ltd. Class A	559,889	13,370

49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	TimkenSteel Corp.	351,713	13,024
	US Silica Holdings Inc.	496,016	12,743
*	Clearwater Paper Corp.	182,786	12,530
	Schweitzer-Mauduit International Inc.	281,410	11,904
	Innophos Holdings Inc.	201,724	11,791
	Kaiser Aluminum Corp.	164,902	11,779
	SunCoke Energy Inc.	607,045	11,740
*	Century Aluminum Co.	474,630	11,581
	Quaker Chemical Corp.	122,237	11,251
	A Schulman Inc.	269,909	10,939
*	Ferro Corp.	801,914	10,393
*	Calgon Carbon Corp.	491,221	10,208
	Globe Specialty Metals Inc.	591,706	10,195
*	Headwaters Inc.	678,159	10,166
	PH Glatfelter Co.	395,749	10,119
^	Cliffs Natural Resources Inc.	1,412,619	10,086
	Innospec Inc.	225,630	9,634
*	AK Steel Holding Corp.	1,620,066	9,623
	Hecla Mining Co.	3,387,143	9,450
	Neenah Paper Inc.	153,249	9,236
	OM Group Inc.	304,298	9,068
	Rayonier Advanced Materials Inc.	392,766	8,759
*	Flotek Industries Inc.	462,225	8,657
	Materion Corp.	232,820	8,202
	Deltic Timber Corp.	110,743	7,575
*	RTI International Metals Inc.	295,386	7,461
*,^	Intrepid Potash Inc.	526,369	7,306
	Stepan Co.	180,798	7,246
*	Horsehead Holding Corp.	454,977	7,202
*	Kraton Performance Polymers Inc.	312,478	6,496
	Haynes International Inc.	127,042	6,162
*	LSB Industries Inc.	194,832	6,126
	Wausau Paper Corp.	533,874	6,070
	Schnitzer Steel Industries Inc.	250,787	5,658
	Myers Industries Inc.	315,544	5,554
	Tredegar Corp.	245,399	5,519
	Koppers Holdings Inc.	201,092	5,224
*	Coeur Mining Inc.	994,138	5,080
*	Advanced Emissions Solutions Inc.	217,128	4,948
*	Mercer International Inc.	354,629	4,358
	Hawkins Inc.	94,475	4,094
	Zep Inc.	261,028	3,955
*	OMNOVA Solutions Inc.	480,975	3,915
*	Senomyx Inc.	569,966	3,426
*	Axalta Coating Systems Ltd.	120,925	3,146
*	Handy & Harman Ltd.	67,082	3,088
	Kronos Worldwide Inc.	235,930	3,072
*	McEwen Mining Inc.	2,647,418	2,939
*	Landec Corp.	212,082	2,929
*	Rentech Inc.	2,305,435	2,905
	American Vanguard Corp.	248,876	2,892
*	US Concrete Inc.	99,184	2,822
	FutureFuel Corp.	197,910	2,577
*	AEP Industries Inc.	43,386	2,523
	Noranda Aluminum Holding Corp.	697,600	2,456
	Olympic Steel Inc.	135,283	2,405
	Ampco-Pittsburgh Corp.	102,101	1,965
*	Penford Corp.	98,904	1,849
*,^	Molycorp Inc.	1,813,512	1,597
*	Universal Stainless & Alloy Products Inc.	61,647	1,550
	Synalloy Corp.	79,907	1,407
	Chase Corp.	37,017	1,332
	United States Lime & Minerals Inc.	18,246	1,329
*	AM Castle & Co.	158,443	1,264

50

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Gold Resource Corp.	362,701	1,226
*,^	Paramount Gold and Silver Corp.	1,164,591	1,188
*	Trecora Resources	80,387	1,182
	KMG Chemicals Inc.	47,649	953
^	Walter Energy Inc.	613,801	847
*,^	Allied Nevada Gold Corp.	952,866	829
*	Core Molding Technologies Inc.	58,807	820
*,^	Midway Gold Corp.	921,833	682
*	Codexis Inc.	246,886	622
*	Verso Paper Corp.	149,390	512
*	TOR Minerals International Inc.	59,129	436
*	General Moly Inc.	730,378	416
*	UFP Technologies Inc.	16,226	399
*	Solitario Exploration & Royalty Corp.	381,460	351
*	Marrone Bio Innovations Inc.	80,632	291
*	BioAmber Inc.	33,616	282
*	Comstock Mining Inc.	364,066	277
*	Trinseo SA	14,500	253
*	US Antimony Corp.	181,971	127
*	Mines Management Inc.	200,193	94
*,^	Golden Minerals Co.	173,261	94
*	Silver Bull Resources Inc.	463,119	69
*	Ryerson Holding Corp.	2,700	27
*	Timberline Resources Corp.	30,567	18
*	Metabolix Inc.	41,212	16
*	ForceField Energy Inc.	2,025	13
*	Continental Materials Corp.	600	10
			2,108,971
Other (0.0%)
*	Leap Wireless International Inc CVR	524,960	1,323
*	Furiex Pharmaceuticals Inc. CVR	77,743	760
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Camco Financial Corp. Warrants Expire 11/06/2017	45,300	277
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Southern Community Financial Corp	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Ambit Biosciences Corp. CVR Rights	22,388	14
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
			2,847
Telecommunication Services (1.0%)
*	SBA Communications Corp. Class A	1,185,932	131,354
*	T-Mobile US Inc.	2,453,311	66,092
*	Sprint Corp.	7,268,620	30,165
	Telephone & Data Systems Inc.	912,539	23,042
	Cogent Communications Holdings Inc.	396,042	14,016
	Consolidated Communications Holdings Inc.	431,941	12,021
	Shenandoah Telecommunications Co.	233,979	7,312
*	8x8 Inc.	781,178	7,156
	Atlantic Tele-Network Inc.	103,921	7,024
*	Iridium Communications Inc.	693,677	6,763
	Inteliquent Inc.	338,543	6,646
*	Cincinnati Bell Inc.	2,079,821	6,635
*,^	Globalstar Inc.	2,362,369	6,496
*	Vonage Holdings Corp.	1,591,598	6,064
*	United States Cellular Corp.	148,890	5,930
*	General Communication Inc. Class A	403,999	5,555
*	Premiere Global Services Inc.	519,215	5,514
	Spok Holdings Inc.	276,925	4,807
*	inContact Inc.	487,168	4,282
*	FairPoint Communications Inc.	291,562	4,143

51

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	IDT Corp. Class B	187,310	3,804
	Lumos Networks Corp.	189,523	3,188
*	Intelsat SA	169,565	2,944
*	ORBCOMM Inc.	398,999	2,609
*	RingCentral Inc. Class A	163,568	2,440
*	Straight Path Communications Inc. Class B	88,422	1,676
*	Hawaiian Telcom Holdco Inc.	51,855	1,430
*,^	Towerstream Corp.	557,794	1,032
*	Alaska Communications Systems Group Inc.	504,171	902
*	Boingo Wireless Inc.	113,997	874
	NTELOS Holdings Corp.	148,208	621
*,^	Elephant Talk Communications Corp.	687,554	572
*	Alteva	66,323	468
			383,577
Utilities (3.3%)
	American Water Works Co. Inc.	1,650,010	87,946
*	Calpine Corp.	3,294,415	72,905
	Alliant Energy Corp.	1,022,038	67,884
	OGE Energy Corp.	1,835,891	65,137
	UGI Corp.	1,588,521	60,332
	ITC Holdings Corp.	1,433,268	57,947
	National Fuel Gas Co.	774,927	53,881
	Atmos Energy Corp.	924,399	51,526
	Westar Energy Inc. Class A	1,199,963	49,486
	Aqua America Inc.	1,632,287	43,582
	MDU Resources Group Inc.	1,786,424	41,981
	Questar Corp.	1,616,023	40,853
	Great Plains Energy Inc.	1,420,360	40,352
	Vectren Corp.	760,129	35,141
	Hawaiian Electric Industries Inc.	945,500	31,655
	IDACORP Inc.	463,195	30,659
	Cleco Corp.	556,523	30,353
*	Dynegy Inc.	950,977	28,862
	Piedmont Natural Gas Co. Inc.	722,134	28,459
	Portland General Electric Co.	721,016	27,276
	Southwest Gas Corp.	428,834	26,506
	WGL Holdings Inc.	456,995	24,961
	NorthWestern Corp.	422,862	23,926
	New Jersey Resources Corp.	389,342	23,828
	UIL Holdings Corp.	521,456	22,704
	Black Hills Corp.	411,684	21,836
	PNM Resources Inc.	734,682	21,769
	Laclede Group Inc.	395,998	21,067
	ONE Gas Inc.	479,381	19,760
	ALLETE Inc.	351,546	19,384
	Avista Corp.	526,550	18,614
	South Jersey Industries Inc.	308,615	18,187
	El Paso Electric Co.	372,211	14,911
	NRG Yield Inc. Class A	313,517	14,779
	MGE Energy Inc.	319,939	14,592
	American States Water Co.	357,315	13,457
	Northwest Natural Gas Co.	250,643	12,507
	Empire District Electric Co.	400,190	11,902
	California Water Service Group	441,138	10,856
	Otter Tail Corp.	338,103	10,468
	Pattern Energy Group Inc. Class A	366,391	9,035
	Chesapeake Utilities Corp.	159,999	7,946
	Ormat Technologies Inc.	217,452	5,910
	TerraForm Power Inc. Class A	163,702	5,055
	Unitil Corp.	135,801	4,980
	SJW Corp.	152,258	4,891
	Middlesex Water Co.	169,726	3,914
	Connecticut Water Service Inc.	88,496	3,212
	York Water Co.	111,674	2,592

52

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
				Shares	($000)
	Artesian Resources Corp. Class A			80,918	1,828
	Delta Natural Gas Co. Inc.			76,021	1,615
*,^	Cadiz Inc.			110,440	1,237
*	Vivint Solar Inc.			117,514	1,083
	Genie Energy Ltd. Class B			158,862	982
*	Pure Cycle Corp.			163,339	653
	Gas Natural Inc.			31,436	346
*	US Geothermal Inc.			596,977	275
	Spark Energy Inc. Class A			4,322	61
*	American DG Energy Inc.			65,246	39

					1,367,885

Total Common Stocks (Cost $29,071,282)					40,911,377

		Coupon

Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
2,3	Vanguard Market Liquidity Fund	0.126%		436,998,584	436,999

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.095%	2/27/15	2,000	1,999
4,5	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,700	2,699
5,6	Freddie Mac Discount Notes	0.120%	4/14/15	10,000	9,998

					14,696

Total Temporary Cash Investments (Cost $451,694)					451,695

Total Investments (100.8%) (Cost $29,522,976)					41,363,072
Other Assets and Liabilities—Net (-0.8%)[3]					(310,864)
Net Assets (100%)					41,052,208

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $314,997,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $346,752,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,699,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

53

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA980 022015

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)[1]
Basic Materials (2.7%)
EI du Pont de Nemours & Co.	15,268,674	1,128,966
Dow Chemical Co.	19,868,204	906,189
Praxair Inc.	4,911,215	636,297
LyondellBasell Industries NV Class A	6,749,123	535,813
PPG Industries Inc.	2,309,974	533,950
Ecolab Inc.	4,551,106	475,682
Air Products & Chemicals Inc.	3,240,556	467,385
Freeport-McMoRan Inc.	17,501,965	408,846
International Paper Co.	7,146,684	382,919
Alcoa Inc.	19,861,064	313,606
Sigma-Aldrich Corp.	2,005,635	275,313
Nucor Corp.	5,372,750	263,533
Mosaic Co.	5,419,046	247,379
CF Industries Holdings Inc.	836,536	227,990
Eastman Chemical Co.	2,252,042	170,840
Newmont Mining Corp.	8,390,527	158,581
Celanese Corp. Class A	2,602,251	156,031
Ashland Inc.	1,180,867	141,421
International Flavors & Fragrances Inc.	1,361,449	137,996
CONSOL Energy Inc.	3,876,724	131,072
Airgas Inc.	1,122,371	129,275
FMC Corp.	2,233,080	127,353
* WR Grace & Co.	1,187,954	113,319
RPM International Inc.	2,228,176	112,991
Rockwood Holdings Inc.	1,203,805	94,860
Avery Dennison Corp.	1,565,575	81,222
Huntsman Corp.	3,487,205	79,439
Albemarle Corp.	1,309,283	78,727
Steel Dynamics Inc.	3,835,739	75,717
Reliance Steel & Aluminum Co.	1,234,313	75,626
NewMarket Corp.	171,797	69,325
Allegheny Technologies Inc.	1,898,963	66,027
United States Steel Corp.	2,445,500	65,393
Royal Gold Inc.	1,036,428	64,984
PolyOne Corp.	1,545,322	58,583
Cytec Industries Inc.	1,207,663	55,758
* Platform Specialty Products Corp.	2,163,053	50,226
Axiall Corp.	1,180,494	50,136
Sensient Technologies Corp.	824,558	49,754
Compass Minerals International Inc.	561,437	48,750
Domtar Corp.	1,084,745	43,628
KapStone Paper and Packaging Corp.	1,470,510	43,101
Cabot Corp.	969,147	42,507
Carpenter Technology Corp.	848,344	41,781
Westlake Chemical Corp.	672,935	41,110
Minerals Technologies Inc.	579,741	40,263
HB Fuller Co.	840,650	37,434
* Chemtura Corp.	1,479,056	36,577
* Polypore International Inc.	752,639	35,412
^ Peabody Energy Corp.	4,561,590	35,307
Balchem Corp.	515,338	34,342
Commercial Metals Co.	1,958,806	31,909
Olin Corp.	1,314,700	29,936
* Stillwater Mining Co.	2,001,761	29,506
Worthington Industries Inc.	870,974	26,208
Tronox Ltd. Class A	1,008,973	24,094
US Silica Holdings Inc.	905,207	23,255
* Clearwater Paper Corp.	322,455	22,104
Kaiser Aluminum Corp.	302,707	21,622
Innophos Holdings Inc.	364,834	21,325
SunCoke Energy Inc.	1,098,094	21,237

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Century Aluminum Co.	824,721	20,123
*	Resolute Forest Products Inc.	1,135,217	19,991
	Quaker Chemical Corp.	212,098	19,521
*	Ferro Corp.	1,467,915	19,024
	A Schulman Inc.	461,371	18,699
*	Calgon Carbon Corp.	886,720	18,426
	PH Glatfelter Co.	710,984	18,180
	Globe Specialty Metals Inc.	1,050,288	18,096
^	Cliffs Natural Resources Inc.	2,459,579	17,561
	Hecla Mining Co.	6,079,398	16,962
	Innospec Inc.	389,667	16,639
*,^	AK Steel Holding Corp.	2,779,618	16,511
	Neenah Paper Inc.	273,767	16,500
	Rayonier Advanced Materials Inc.	713,994	15,922
	OM Group Inc.	530,490	15,809
*,^	Intrepid Potash Inc.	954,034	13,242
*	Horsehead Holding Corp.	836,067	13,235
	Deltic Timber Corp.	190,691	13,043
*	RTI International Metals Inc.	512,847	12,954
	Stepan Co.	320,595	12,849
*	Kraton Performance Polymers Inc.	542,497	11,278
*	Cambrex Corp.	494,064	10,682
*	LSB Industries Inc.	323,059	10,157
	Haynes International Inc.	206,846	10,032
	Tredegar Corp.	435,359	9,791
*	Cloud Peak Energy Inc.	1,030,718	9,462
*	Westmoreland Coal Co.	274,345	9,111
*	Coeur Mining Inc.	1,769,696	9,043
	Aceto Corp.	410,824	8,915
	Wausau Paper Corp.	759,712	8,638
	Koppers Holdings Inc.	326,042	8,471
*	Veritiv Corp.	134,708	6,987
^	Arch Coal Inc.	3,576,659	6,366
*,^	Alpha Natural Resources Inc.	3,723,776	6,219
	Hawkins Inc.	140,577	6,091
*	OMNOVA Solutions Inc.	736,372	5,994
	Kronos Worldwide Inc.	428,213	5,575
*	Axalta Coating Systems Ltd.	209,621	5,454
	Zep Inc.	354,147	5,365
	FutureFuel Corp.	364,958	4,752
	American Vanguard Corp.	405,034	4,706
*	Rentech Inc.	3,635,640	4,581
*	Senomyx Inc.	718,131	4,316
	Chase Corp.	99,106	3,567
*,^	FMSA Holdings Inc.	502,348	3,476
*	Handy & Harman Ltd.	71,880	3,309
*	Penford Corp.	161,162	3,012
*	Universal Stainless & Alloy Products Inc.	104,499	2,628
	Gold Resource Corp.	776,670	2,625
	Noranda Aluminum Holding Corp.	736,263	2,592
*,^	Uranium Energy Corp.	1,458,689	2,553
*,^	Molycorp Inc.	2,864,722	2,523
	Olympic Steel Inc.	140,347	2,495
	KMG Chemicals Inc.	123,460	2,469
	Ampco-Pittsburgh Corp.	123,647	2,380
*	Ryerson Holding Corp.	219,328	2,178
	Hallador Energy Co.	194,631	2,143
*,^	Paramount Gold and Silver Corp.	2,041,606	2,082
	Synalloy Corp.	109,367	1,926
*,^	Midway Gold Corp.	2,217,101	1,641
^	Walter Energy Inc.	1,120,894	1,547
*,^	Allied Nevada Gold Corp.	1,572,228	1,368
*,^	Uranerz Energy Corp.	1,117,645	1,252
*	Northern Technologies International Corp.	56,004	1,195

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Uni-Pixel Inc.	186,960	1,064
*	Verso Paper Corp.	296,961	1,019
*	Codexis Inc.	391,190	986
*	Marrone Bio Innovations Inc.	258,764	934
*	Comstock Mining Inc.	1,062,313	807
*	NL Industries Inc.	92,843	798
	Friedman Industries Inc.	86,825	609
*	General Moly Inc.	1,063,451	606
*	Solitario Exploration & Royalty Corp.	536,555	494
*,^	Nova Lifestyle Inc.	165,476	465
*,^	Uranium Resources Inc.	243,444	453
	United-Guardian Inc.	21,119	411
	Empire Resources Inc.	78,065	373
*,^	Golden Minerals Co.	688,429	372
*	RevettMining Co. Inc.	367,900	271
*	Dynasil Corp. of America	155,873	226
*,^	Metabolix Inc.	444,498	178
*	Ikonics Corp.	6,410	89
*	Mines Management Inc.	186,423	88
^	Centrus Energy Corp. Class A	8,336	36
*	TOR Minerals International Inc.	2,580	19
			10,494,464
Consumer Goods (9.8%)
	Procter & Gamble Co.	45,564,549	4,150,475
	Coca-Cola Co.	66,452,452	2,805,622
	PepsiCo Inc.	25,238,328	2,386,536
	Philip Morris International Inc.	26,196,500	2,133,705
	Altria Group Inc.	33,336,366	1,642,483
	NIKE Inc. Class B	11,525,227	1,108,151
	Colgate-Palmolive Co.	15,384,518	1,064,455
	Ford Motor Co.	63,657,335	986,689
	Mondelez International Inc. Class A	26,902,398	977,230
	Monsanto Co.	8,154,846	974,259
	General Motors Co.	21,642,063	755,524
	Kimberly-Clark Corp.	6,271,473	724,606
	Kraft Foods Group Inc.	9,939,622	622,817
	Archer-Daniels-Midland Co.	10,846,620	564,024
	Johnson Controls Inc.	11,225,759	542,653
	General Mills Inc.	10,168,067	542,263
	VF Corp.	5,823,110	436,151
	Lorillard Inc.	6,060,528	381,450
	Delphi Automotive plc	4,990,560	362,913
	Reynolds American Inc.	5,377,902	345,638
	Mead Johnson Nutrition Co.	3,405,206	342,359
*	Tesla Motors Inc.	1,476,848	328,466
	Estee Lauder Cos. Inc. Class A	3,898,146	297,039
	Kellogg Co.	4,215,158	275,840
*	Monster Beverage Corp.	2,542,222	275,450
	Keurig Green Mountain Inc.	2,047,108	271,027
*	Constellation Brands Inc. Class A	2,699,438	265,004
	Genuine Parts Co.	2,440,754	260,111
	ConAgra Foods Inc.	7,131,608	258,735
	Whirlpool Corp.	1,309,690	253,739
	Hershey Co.	2,430,998	252,654
	Stanley Black & Decker Inc.	2,627,306	252,432
*	Michael Kors Holdings Ltd.	3,292,409	247,260
	Harley-Davidson Inc.	3,613,107	238,140
*	Electronic Arts Inc.	4,990,080	234,609
	Dr Pepper Snapple Group Inc.	3,259,825	233,664
	Clorox Co.	2,170,407	226,178
	Bunge Ltd.	2,322,446	211,134
	BorgWarner Inc.	3,832,258	210,583
	Tyson Foods Inc. Class A	5,144,008	206,223
*	Under Armour Inc. Class A	2,962,084	201,125

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* TRW Automotive Holdings Corp.	1,861,383	191,443
Ralph Lauren Corp. Class A	1,022,341	189,297
Hanesbrands Inc.	1,680,941	187,627
Molson Coors Brewing Co. Class B	2,449,457	182,534
PVH Corp.	1,381,896	177,118
Mattel Inc.	5,692,954	176,168
Church & Dwight Co. Inc.	2,232,655	175,956
Newell Rubbermaid Inc.	4,598,387	175,153
Coach Inc.	4,618,494	173,471
Activision Blizzard Inc.	8,466,825	170,607
Coca-Cola Enterprises Inc.	3,719,132	164,460
JM Smucker Co.	1,628,601	164,456
* Mohawk Industries Inc.	1,040,573	161,663
Brown-Forman Corp. Class B	1,742,881	153,095
Polaris Industries Inc.	1,004,178	151,872
Campbell Soup Co.	3,422,836	150,605
* Jarden Corp.	3,068,843	146,936
DR Horton Inc.	5,510,350	139,357
McCormick & Co. Inc.	1,868,157	138,804
Energizer Holdings Inc.	1,041,619	133,911
Snap-on Inc.	974,464	133,248
Lear Corp.	1,342,636	131,686
Goodyear Tire & Rubber Co.	4,607,119	131,625
* LKQ Corp.	4,602,032	129,409
Harman International Industries Inc.	1,161,678	123,963
PulteGroup Inc.	5,654,998	121,356
Lennar Corp. Class A	2,652,578	118,862
Leucadia National Corp.	5,229,106	117,237
Hormel Foods Corp.	2,226,264	115,988
Hasbro Inc.	1,923,855	105,793
Ingredion Inc.	1,246,140	105,722
* WABCO Holdings Inc.	998,979	104,673
* WhiteWave Foods Co. Class A	2,933,544	102,645
* Hain Celestial Group Inc.	1,691,024	98,570
Leggett & Platt Inc.	2,304,232	98,183
* Middleby Corp.	962,579	95,392
* Toll Brothers Inc.	2,681,127	91,882
* NVR Inc.	67,367	85,915
Gentex Corp.	2,337,046	84,437
* lululemon athletica Inc.	1,438,298	80,243
* Visteon Corp.	748,510	79,986
Brunswick Corp.	1,547,580	79,329
* Fossil Group Inc.	690,655	76,483
Carter's Inc.	844,710	73,752
Avon Products Inc.	7,280,424	68,363
* Kate Spade & Co.	2,131,749	68,237
Dana Holding Corp.	2,847,165	61,897
Flowers Foods Inc.	2,987,939	57,339
* TreeHouse Foods Inc.	666,706	57,023
* Tempur Sealy International Inc.	1,022,353	56,137
Pinnacle Foods Inc.	1,572,504	55,509
* Tenneco Inc.	977,893	55,358
* Deckers Outdoor Corp.	550,089	50,080
* Darling Ingredients Inc.	2,738,075	49,723
Scotts Miracle-Gro Co. Class A	778,754	48,532
Wolverine World Wide Inc.	1,612,506	47,521
Tupperware Brands Corp.	735,202	46,318
Pool Corp.	713,978	45,295
Thor Industries Inc.	766,625	42,831
* Boston Beer Co. Inc. Class A	147,804	42,795
^ Herbalife Ltd.	1,083,092	40,833
^ Nu Skin Enterprises Inc. Class A	906,984	39,635
* Skechers U.S.A. Inc. Class A	711,086	39,287
HNI Corp.	750,553	38,323

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Take-Two Interactive Software Inc.	1,352,536	37,912
*	TRI Pointe Homes Inc.	2,424,357	36,971
*	Post Holdings Inc.	845,001	35,397
	Spectrum Brands Holdings Inc.	353,464	33,819
*,^	GoPro Inc. Class A	524,691	33,171
*	G-III Apparel Group Ltd.	325,265	32,855
*	Zynga Inc. Class A	12,180,475	32,400
*	Steven Madden Ltd.	1,004,963	31,988
	Lancaster Colony Corp.	340,991	31,930
	Cooper Tire & Rubber Co.	889,797	30,831
*	Helen of Troy Ltd.	453,311	29,492
^	Sanderson Farms Inc.	346,095	29,081
	Dean Foods Co.	1,482,451	28,730
	Ryland Group Inc.	742,865	28,645
*,^	Pilgrim's Pride Corp.	871,682	28,582
	Vector Group Ltd.	1,339,411	28,543
	Snyder's-Lance Inc.	918,956	28,074
	J&J Snack Foods Corp.	255,702	27,813
	Herman Miller Inc.	937,034	27,577
	Coty Inc. Class A	1,318,504	27,240
	B&G Foods Inc.	887,716	26,543
*	Iconix Brand Group Inc.	767,054	25,919
*	American Axle & Manufacturing Holdings Inc.	1,147,037	25,912
	Fresh Del Monte Produce Inc.	754,577	25,316
	KB Home	1,510,573	25,000
*,^	Dorman Products Inc.	511,750	24,702
	Steelcase Inc. Class A	1,364,268	24,489
	Andersons Inc.	460,017	24,445
	La-Z-Boy Inc.	871,541	23,392
*	Select Comfort Corp.	849,603	22,965
*	Gentherm Inc.	623,914	22,848
*	TiVo Inc.	1,925,999	22,804
	Columbia Sportswear Co.	496,722	22,124
*	Tumi Holdings Inc.	898,200	21,314
*	Seaboard Corp.	5,044	21,174
*	Meritage Homes Corp.	583,527	21,001
	Schweitzer-Mauduit International Inc.	490,512	20,749
	WD-40 Co.	234,525	19,953
*	Drew Industries Inc.	373,976	19,099
	Cal-Maine Foods Inc.	475,883	18,574
*	Standard Pacific Corp.	2,543,117	18,539
*	Crocs Inc.	1,449,372	18,103
	Interface Inc. Class A	1,057,441	17,416
*	ACCO Brands Corp.	1,890,945	17,037
	MDC Holdings Inc.	643,405	17,031
^	Universal Corp.	379,265	16,680
	Knoll Inc.	763,614	16,166
*	Universal Electronics Inc.	247,993	16,127
*,^	iRobot Corp.	446,983	15,519
	Briggs & Stratton Corp.	715,701	14,615
*	Blount International Inc.	811,341	14,255
	Oxford Industries Inc.	250,503	13,830
	Ethan Allen Interiors Inc.	434,083	13,444
*	Cooper-Standard Holding Inc.	229,336	13,274
	Calavo Growers Inc.	269,448	12,745
	Standard Motor Products Inc.	325,908	12,424
*	Eastman Kodak Co.	527,535	11,453
*	Cavco Industries Inc.	140,394	11,129
*	Modine Manufacturing Co.	801,747	10,904
*	Libbey Inc.	343,093	10,787
*	Chiquita Brands International Inc.	740,041	10,701
*	Boulder Brands Inc.	967,166	10,697
	Tootsie Roll Industries Inc.	347,533	10,652
*	USANA Health Sciences Inc.	103,143	10,581

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Taylor Morrison Home Corp. Class A	538,090	10,164
*	Diamond Foods Inc.	359,448	10,147
*	DTS Inc.	327,606	10,074
	Callaway Golf Co.	1,280,425	9,859
	Lennar Corp. Class B	270,198	9,757
	Winnebago Industries Inc.	448,259	9,754
	Nutrisystem Inc.	477,096	9,327
*	Elizabeth Arden Inc.	422,701	9,042
*	Motorcar Parts of America Inc.	286,613	8,911
*	M/I Homes Inc.	385,264	8,846
	Phibro Animal Health Corp. Class A	279,720	8,825
*	Beazer Homes USA Inc.	446,602	8,646
*	Federal-Mogul Holdings Corp.	528,846	8,509
	Titan International Inc.	795,454	8,456
*	RealD Inc.	712,840	8,411
	Movado Group Inc.	293,248	8,319
*	Tower International Inc.	321,735	8,220
	Inter Parfums Inc.	289,174	7,938
	Superior Industries International Inc.	395,922	7,835
*	Unifi Inc.	263,043	7,820
*	Hovnanian Enterprises Inc. Class A	1,892,093	7,814
	Arctic Cat Inc.	206,468	7,330
*	Nautilus Inc.	481,544	7,310
	Coca-Cola Bottling Co. Consolidated	81,984	7,217
*	Vince Holding Corp.	275,285	7,196
*	Revlon Inc. Class A	204,168	6,974
	John B Sanfilippo & Son Inc.	152,319	6,930
*	Vera Bradley Inc.	337,905	6,886
*	Medifast Inc.	197,637	6,631
*,^	Glu Mobile Inc.	1,655,025	6,455
*	William Lyon Homes Class A	267,491	5,422
*	Perry Ellis International Inc.	208,575	5,408
*	Stoneridge Inc.	419,204	5,391
	Remy International Inc.	254,058	5,315
	National Presto Industries Inc.	90,001	5,224
*	LeapFrog Enterprises Inc.	1,099,284	5,189
*	Sequential Brands Group Inc.	391,309	5,114
*	Fox Factory Holding Corp.	312,178	5,067
*	WCI Communities Inc.	243,271	4,763
	Strattec Security Corp.	56,361	4,654
*	Quiksilver Inc.	2,040,377	4,509
*	National Beverage Corp.	191,717	4,337
*	Malibu Boats Inc. Class A	222,999	4,297
*,^	LGI Homes Inc.	283,214	4,226
*	Central Garden and Pet Co. Class A	440,583	4,208
*,^	Wayfair Inc.	205,605	4,081
*	Jamba Inc.	258,071	3,894
*	Inventure Foods Inc.	305,219	3,888
	Limoneira Co.	151,656	3,788
*	Omega Protein Corp.	337,022	3,562
	Flexsteel Industries Inc.	108,026	3,484
*	Freshpet Inc.	197,543	3,370
*	Black Diamond Inc.	378,743	3,314
	Bassett Furniture Industries Inc.	165,176	3,223
	Orchids Paper Products Co.	109,947	3,201
*	Nutraceutical International Corp.	147,820	3,187
	Hooker Furniture Corp.	182,208	3,128
	Oil-Dri Corp. of America	93,252	3,043
	Cherokee Inc.	155,319	3,007
*	Alliance One International Inc.	1,865,326	2,947
*	ZAGG Inc.	430,864	2,926
	Weyco Group Inc.	95,177	2,824
*	Farmer Bros Co.	94,199	2,774
*	Central Garden and Pet Co.	311,399	2,734

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Seneca Foods Corp. Class A	99,386	2,686
*	Fuel Systems Solutions Inc.	239,103	2,616
	Superior Uniform Group Inc.	89,034	2,615
*	Skullcandy Inc.	280,971	2,582
	Culp Inc.	117,553	2,549
	Lifetime Brands Inc.	143,306	2,465
	MGP Ingredients Inc.	153,355	2,432
*,^	JAKKS Pacific Inc.	353,022	2,401
	Nature's Sunshine Products Inc.	160,581	2,380
	Alico Inc.	46,638	2,333
*	New Home Co. Inc.	157,021	2,274
*	Dixie Group Inc.	238,274	2,185
	Johnson Outdoors Inc. Class A	69,364	2,164
*	Century Communities Inc.	124,002	2,143
	Escalade Inc.	141,344	2,133
*,^	American Apparel Inc.	1,996,100	2,056
	Rocky Brands Inc.	149,582	1,983
*	Lifevantage Corp.	1,495,199	1,944
*	Shiloh Industries Inc.	122,722	1,930
*	Craft Brew Alliance Inc.	140,908	1,880
*	Lifeway Foods Inc.	95,840	1,776
*	Core Molding Technologies Inc.	121,896	1,700
	Griffin Land & Nurseries Inc.	56,504	1,698
	Female Health Co.	415,043	1,627
	LS Starrett Co. Class A	71,527	1,426
	Marine Products Corp.	166,467	1,405
*	A-Mark Precious Metals Inc.	135,994	1,356
	Crown Crafts Inc.	172,388	1,327
	Blyth Inc.	141,026	1,290
*	Primo Water Corp.	285,315	1,230
*	Castle Brands Inc.	695,660	1,127
*	Delta Apparel Inc.	102,906	1,048
*,^	Lakeland Industries Inc.	105,342	987
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	382,718	800
*	Reed's Inc.	124,919	738
	Rocky Mountain Chocolate Factory Inc.	54,606	721
*	Mannatech Inc.	26,707	712
*	LoJack Corp.	276,852	700
	Tandy Leather Factory Inc.	77,119	696
*	Stanley Furniture Co. Inc.	227,672	624
*	US Auto Parts Network Inc.	236,188	553
*,^	S&W Seed Co.	136,057	544
*	Summer Infant Inc.	163,615	533
	Kewaunee Scientific Corp.	28,882	514
*,^	RiceBran Technologies	114,553	477
*,^	Rock Creek Pharmaceuticals Inc.	2,416,996	440
*	Coffee Holding Co. Inc.	85,702	440
*	Charles & Colvard Ltd.	233,777	430
*	Lipocine Inc.	77,766	409
	Acme United Corp.	20,257	405
*,^	Clean Diesel Technologies Inc.	168,832	306
*	Skyline Corp.	72,891	295
*	Joe's Jeans Inc.	839,567	278
*	Comstock Holding Cos. Inc. Class A	227,285	234
*	Tofutti Brands Inc.	34,800	196
	Emerson Radio Corp.	183,585	193
*	Reliv International Inc.	134,178	157
*	P&F Industries Inc. Class A	16,709	134
*	Cyanotech Corp.	19,386	132
*	Ceres Inc.	446,757	107
*,^	Vapor Corp.	87,100	105
*	Natural Alternatives International Inc.	17,720	95
*	CCA Industries Inc.	27,573	92
*	Alpha Pro Tech Ltd.	35,500	91

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Hovnanian Enterprises Inc. Class B	19,300	80
Compx International Inc.	5,846	69
* Willamette Valley Vineyards Inc.	10,817	63
* Truett-Hurst Inc.	14,500	57
* CTI Industries Corp.	11,946	47
* Crystal Rock Holdings Inc.	60,150	46
Ocean Bio-Chem Inc.	8,342	37
* DS Healthcare Group Inc.	51,862	37
Golden Enterprises Inc.	9,731	34
Koss Corp.	12,072	21
* MYOS Corp.	1,100	8
		37,526,347
Consumer Services (13.5%)
Walt Disney Co.	25,726,136	2,423,145
Wal-Mart Stores Inc.	27,173,604	2,333,669
Home Depot Inc.	22,209,011	2,331,280
Comcast Corp. Class A	38,463,284	2,231,255
* Amazon.com Inc.	6,242,382	1,937,323
CVS Health Corp.	19,321,716	1,860,874
McDonald's Corp.	16,390,489	1,535,789
Twenty-First Century Fox Inc. Class A	30,065,093	1,154,650
Time Warner Inc.	13,425,778	1,146,830
Lowe's Cos. Inc.	16,624,603	1,143,773
* Walgreens Boots Alliance Inc.	14,328,686	1,091,846
* eBay Inc.	18,836,166	1,057,086
Costco Wholesale Corp.	7,376,455	1,045,612
* Priceline Group Inc.	881,789	1,005,425
Starbucks Corp.	11,969,445	982,093
Target Corp.	10,733,876	814,809
McKesson Corp.	3,907,923	811,207
TJX Cos. Inc.	11,092,260	760,707
* DIRECTV	8,460,459	733,522
Time Warner Cable Inc.	4,726,196	718,665
Delta Air Lines Inc.	14,104,043	693,778
American Airlines Group Inc.	12,084,248	648,078
Yum! Brands Inc.	7,370,909	536,971
Kroger Co.	7,830,827	502,817
Southwest Airlines Co.	11,445,052	484,355
Viacom Inc. Class B	6,233,995	469,108
Cardinal Health Inc.	5,596,321	451,791
CBS Corp. Class B	7,820,402	432,781
* United Continental Holdings Inc.	6,218,436	415,951
Las Vegas Sands Corp.	6,756,775	392,974
Sysco Corp.	9,893,337	392,667
Macy's Inc.	5,970,390	392,553
L Brands Inc.	4,178,148	361,619
* Dollar General Corp.	5,105,770	360,978
* Chipotle Mexican Grill Inc. Class A	521,759	357,149
* AutoZone Inc.	539,547	334,039
* Netflix Inc.	963,739	329,223
Omnicom Group Inc.	4,202,629	325,578
Carnival Corp.	7,002,915	317,442
Ross Stores Inc.	3,366,381	317,315
AmerisourceBergen Corp. Class A	3,500,457	315,601
* O'Reilly Automotive Inc.	1,620,761	312,191
Whole Foods Market Inc.	6,058,644	305,477
Comcast Corp.	4,795,423	276,049
Marriott International Inc. Class A	3,341,340	260,725
* DISH Network Corp. Class A	3,562,762	259,690
Starwood Hotels & Resorts Worldwide Inc.	3,018,985	244,749
* CarMax Inc.	3,636,214	242,099
* Dollar Tree Inc.	3,286,273	231,288
* Charter Communications Inc. Class A	1,379,607	229,870
Nielsen NV	5,120,411	229,036

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Bed Bath & Beyond Inc.	2,963,810	225,753
*	Liberty Interactive Corp. Class A	7,188,043	211,472
	Wynn Resorts Ltd.	1,365,159	203,081
	Royal Caribbean Cruises Ltd.	2,429,903	200,297
	Kohl's Corp.	3,266,530	199,389
	Tiffany & Co.	1,844,595	197,113
	Staples Inc.	10,798,218	195,664
	Advance Auto Parts Inc.	1,224,974	195,114
	Best Buy Co. Inc.	4,999,696	194,888
	Nordstrom Inc.	2,434,863	193,304
	Tractor Supply Co.	2,289,248	180,439
	Wyndham Worldwide Corp.	2,090,012	179,239
	Signet Jewelers Ltd.	1,348,934	177,479
*	Hilton Worldwide Holdings Inc.	6,617,226	172,643
*	Hertz Global Holdings Inc.	6,840,107	170,592
	Gap Inc.	4,023,134	169,414
*	Discovery Communications Inc.	4,650,207	156,805
	H&R Block Inc.	4,608,709	155,221
	Interpublic Group of Cos. Inc.	7,034,294	146,102
	Expedia Inc.	1,624,860	138,698
*	TripAdvisor Inc.	1,857,083	138,650
	Safeway Inc.	3,945,039	138,550
	Foot Locker Inc.	2,419,270	135,915
	PetSmart Inc.	1,667,161	135,532
	Alaska Air Group Inc.	2,234,794	133,551
*	MGM Resorts International	6,181,391	132,158
*,^	Sirius XM Holdings Inc.	37,607,942	131,628
*	Ulta Salon Cosmetics & Fragrance Inc.	1,027,692	131,380
	Family Dollar Stores Inc.	1,643,926	130,215
*	IHS Inc. Class A	1,093,958	124,580
*	Rite Aid Corp.	16,465,689	123,822
*	News Corp. Class A	7,873,446	123,534
	Gannett Co. Inc.	3,799,176	121,308
	Omnicare Inc.	1,658,203	120,933
*	Liberty Media Corp.	3,436,820	120,392
	Darden Restaurants Inc.	2,018,178	118,326
*	Avis Budget Group Inc.	1,783,742	118,316
	Williams-Sonoma Inc.	1,420,581	107,510
	Scripps Networks Interactive Inc. Class A	1,312,300	98,777
	FactSet Research Systems Inc.	665,636	93,688
*	Spirit Airlines Inc.	1,227,487	92,773
	Domino's Pizza Inc.	927,175	87,312
*	Discovery Communications Inc. Class A	2,449,206	84,375
*	Sally Beauty Holdings Inc.	2,667,499	81,999
	KAR Auction Services Inc.	2,361,609	81,830
	Dick's Sporting Goods Inc.	1,632,942	81,076
*	Madison Square Garden Co. Class A	1,073,799	80,814
	Aramark	2,557,741	79,674
*	Office Depot Inc.	9,075,365	77,821
	Service Corp. International	3,401,474	77,213
*	Panera Bread Co. Class A	434,458	75,943
*	AutoNation Inc.	1,255,521	75,846
	Dunkin' Brands Group Inc.	1,756,444	74,912
	Dun & Bradstreet Corp.	612,861	74,132
	Cablevision Systems Corp. Class A	3,521,318	72,680
	Lamar Advertising Co. Class A	1,351,232	72,480
	International Game Technology	4,180,461	72,113
	GNC Holdings Inc. Class A	1,502,632	70,564
*	Copart Inc.	1,916,256	69,924
*	VCA Inc.	1,364,190	66,532
*	JetBlue Airways Corp.	4,160,638	65,988
*	Groupon Inc. Class A	7,926,809	65,475
^	GameStop Corp. Class A	1,905,901	64,419
	Brinker International Inc.	1,078,973	63,325

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Graham Holdings Co. Class B	72,371	62,508
	Cinemark Holdings Inc.	1,748,421	62,209
*	Live Nation Entertainment Inc.	2,369,304	61,863
*	AMC Networks Inc. Class A	959,005	61,156
*	United Natural Foods Inc.	788,617	60,980
*	Urban Outfitters Inc.	1,731,814	60,839
*	Sprouts Farmers Market Inc.	1,775,521	60,332
*	Pandora Media Inc.	3,346,597	59,670
	Casey's General Stores Inc.	650,368	58,741
*	Liberty Media Corp. Class A	1,625,893	57,345
*	Norwegian Cruise Line Holdings Ltd.	1,219,151	57,007
*	Buffalo Wild Wings Inc.	315,782	56,961
	Cracker Barrel Old Country Store Inc.	401,047	56,451
	Vail Resorts Inc.	605,310	55,162
*	Yelp Inc. Class A	993,330	54,365
*	Restoration Hardware Holdings Inc.	559,589	53,726
	CST Brands Inc.	1,230,039	53,642
	Jack in the Box Inc.	666,944	53,329
	Dillard's Inc. Class A	424,756	53,171
*	Apollo Education Group Inc.	1,553,367	52,985
*,^	SolarCity Corp.	977,303	52,266
	DSW Inc. Class A	1,383,972	51,622
	Six Flags Entertainment Corp.	1,194,098	51,525
*	Murphy USA Inc.	735,119	50,620
	Lions Gate Entertainment Corp.	1,415,197	45,315
	Sotheby's	1,038,812	44,856
	John Wiley & Sons Inc. Class A	756,459	44,813
*	Cabela's Inc.	836,156	44,074
*	Starz	1,467,717	43,591
	DeVry Education Group Inc.	903,677	42,898
*	HomeAway Inc.	1,435,999	42,764
	Time Inc.	1,715,884	42,228
*	Bloomin' Brands Inc.	1,679,478	41,584
	Wendy's Co.	4,600,247	41,540
	HSN Inc.	530,868	40,346
*	Hyatt Hotels Corp. Class A	662,809	39,908
	Chico's FAS Inc.	2,439,249	39,540
	Rollins Inc.	1,168,505	38,677
*	Asbury Automotive Group Inc.	506,433	38,448
*	Burlington Stores Inc.	813,503	38,446
	Cheesecake Factory Inc.	763,678	38,421
	American Eagle Outfitters Inc.	2,763,473	38,357
	Big Lots Inc.	951,842	38,093
	Aaron's Inc.	1,210,416	37,002
*	Houghton Mifflin Harcourt Co.	1,779,697	36,858
	Dolby Laboratories Inc. Class A	848,097	36,570
*	Grand Canyon Education Inc.	776,645	36,238
	Allegiant Travel Co. Class A	235,008	35,329
	Texas Roadhouse Inc. Class A	1,042,338	35,189
	Abercrombie & Fitch Co.	1,219,746	34,934
	Hillenbrand Inc.	999,345	34,477
	Extended Stay America Inc.	1,765,060	34,083
*	Life Time Fitness Inc.	595,267	33,704
	Penske Automotive Group Inc.	685,427	33,634
*	SUPERVALU Inc.	3,463,600	33,597
	Men's Wearhouse Inc.	758,766	33,500
*,^	Five Below Inc.	820,150	33,487
	Meredith Corp.	613,762	33,340
	Choice Hotels International Inc.	588,557	32,971
	Group 1 Automotive Inc.	365,816	32,784
	Lithia Motors Inc. Class A	376,460	32,635
	Sinclair Broadcast Group Inc. Class A	1,186,184	32,454
	Marriott Vacations Worldwide Corp.	409,701	30,539
	Rent-A-Center Inc.	839,328	30,484

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	PriceSmart Inc.	330,511	30,149
*,^	JC Penney Co. Inc.	4,613,632	29,896
	New York Times Co. Class A	2,260,738	29,887
*	Fresh Market Inc.	724,191	29,837
*	Genesco Inc.	381,345	29,219
	DineEquity Inc.	281,103	29,133
	Chemed Corp.	275,516	29,114
	Monro Muffler Brake Inc.	498,999	28,842
	AMERCO	101,308	28,798
*	Lumber Liquidators Holdings Inc.	430,368	28,538
	Regal Entertainment Group Class A	1,324,078	28,282
*	Ascena Retail Group Inc.	2,177,395	27,348
*	comScore Inc.	587,257	27,266
	Papa John's International Inc.	486,558	27,150
*	Bright Horizons Family Solutions Inc.	564,980	26,560
*	ANN Inc.	719,405	26,244
*	La Quinta Holdings Inc.	1,167,590	25,757
*	Shutterfly Inc.	614,537	25,623
*	Acxiom Corp.	1,253,781	25,414
^	Buckle Inc.	482,923	25,363
	Matthews International Corp. Class A	519,439	25,281
	Nexstar Broadcasting Group Inc. Class A	486,180	25,179
*	Vitamin Shoppe Inc.	514,430	24,991
*	WebMD Health Corp.	623,064	24,642
*	DreamWorks Animation SKG Inc. Class A	1,102,664	24,622
*	Fiesta Restaurant Group Inc.	400,363	24,342
	Sonic Corp.	845,094	23,012
*	Beacon Roofing Supply Inc.	823,952	22,906
	Core-Mark Holding Co. Inc.	369,119	22,860
	Pier 1 Imports Inc.	1,483,185	22,841
	Morningstar Inc.	352,350	22,801
*	GrubHub Inc.	622,625	22,614
	Brown Shoe Co. Inc.	696,096	22,379
*	Popeyes Louisiana Kitchen Inc.	389,493	21,917
	SeaWorld Entertainment Inc.	1,211,609	21,688
*	Lands' End Inc.	399,388	21,551
	Churchill Downs Inc.	222,539	21,208
*	Krispy Kreme Doughnuts Inc.	1,068,374	21,090
	Guess? Inc.	998,097	21,040
*	Pinnacle Entertainment Inc.	945,501	21,037
*	Hibbett Sports Inc.	429,783	20,814
*	Rush Enterprises Inc. Class A	633,991	20,319
	Children's Place Inc.	346,468	19,749
*	Hawaiian Holdings Inc.	757,417	19,731
	Bob Evans Farms Inc.	385,486	19,729
	Finish Line Inc. Class A	795,153	19,330
*	Constant Contact Inc.	526,585	19,326
	Cato Corp. Class A	453,092	19,111
*	Caesars Acquisition Co. Class A	1,843,933	19,011
*	ServiceMaster Global Holdings Inc.	698,378	18,696
	Sabre Corp.	918,389	18,616
*	Express Inc.	1,266,153	18,600
*,^	zulily Inc. Class A	793,426	18,566
*	Red Robin Gourmet Burgers Inc.	241,130	18,561
*	Belmond Ltd. Class A	1,464,875	18,120
*,^	TrueCar Inc.	790,945	18,113
*	Diamond Resorts International Inc.	637,320	17,781
*	Mattress Firm Holding Corp.	295,035	17,136
*,^	Media General Inc.	978,444	16,369
*	Barnes & Noble Inc.	700,049	16,255
	Scholastic Corp.	441,317	16,073
*	Boyd Gaming Corp.	1,254,269	16,030
*	Penn National Gaming Inc.	1,166,731	16,019
	SpartanNash Co.	601,254	15,717

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Sonic Automotive Inc. Class A	571,931	15,465
	MDC Partners Inc. Class A	674,990	15,336
*,^	Caesars Entertainment Corp.	969,391	15,210
*	BJ's Restaurants Inc.	300,767	15,101
*	Tuesday Morning Corp.	694,611	15,073
*,^	Sears Holdings Corp.	449,331	14,819
	New Media Investment Group Inc.	622,828	14,717
*	Denny's Corp.	1,421,617	14,657
*	Orbitz Worldwide Inc.	1,742,475	14,341
	Capella Education Co.	184,470	14,197
*	Zumiez Inc.	362,433	14,001
	International Speedway Corp. Class A	437,750	13,855
	National CineMedia Inc.	962,985	13,838
*	Pantry Inc.	369,411	13,690
*	Regis Corp.	786,707	13,185
*	Bankrate Inc.	1,045,421	12,995
	Interval Leisure Group Inc.	620,347	12,959
*	Strayer Education Inc.	173,594	12,895
*	Coupons.com Inc.	722,756	12,829
*	Michaels Cos. Inc.	516,231	12,766
*	Biglari Holdings Inc.	30,805	12,307
*	Republic Airways Holdings Inc.	836,218	12,200
*,^	Weight Watchers International Inc.	474,627	11,790
*	Francesca's Holdings Corp.	694,743	11,602
*	Stamps.com Inc.	241,718	11,600
	SkyWest Inc.	837,985	11,128
*	Ascent Capital Group Inc. Class A	208,644	11,044
*	EW Scripps Co. Class A	493,876	11,038
*	FTD Cos. Inc.	312,370	10,877
*	Cumulus Media Inc. Class A	2,527,770	10,692
	Fred's Inc. Class A	600,645	10,457
	Stage Stores Inc.	498,906	10,327
*	Scientific Games Corp. Class A	801,638	10,205
*	Carmike Cinemas Inc.	387,564	10,181
*	Steiner Leisure Ltd.	215,046	9,937
*	RetailMeNot Inc.	674,655	9,863
	Weis Markets Inc.	205,638	9,834
	Tribune Publishing Co.	425,102	9,735
*	American Public Education Inc.	262,106	9,664
	AMC Entertainment Holdings Inc.	355,715	9,313
*	Del Frisco's Restaurant Group Inc.	387,383	9,196
*	Gray Television Inc.	774,753	8,677
*	Global Eagle Entertainment Inc.	635,968	8,656
	ClubCorp Holdings Inc.	479,448	8,596
*	Journal Communications Inc. Class A	750,513	8,578
*	Pep Boys-Manny Moe & Jack	841,642	8,265
	Ruth's Hospitality Group Inc.	550,502	8,258
*,^	Zoe's Kitchen Inc.	272,665	8,155
	Ingles Markets Inc. Class A	215,411	7,990
*,^	Conn's Inc.	425,303	7,949
*	MarineMax Inc.	385,968	7,739
	Twenty-First Century Fox Inc.	208,496	7,691
*	Providence Service Corp.	210,632	7,675
*	Blue Nile Inc.	211,426	7,613
	Stein Mart Inc.	491,159	7,181
*	Chefs' Warehouse Inc.	311,538	7,178
*	XO Group Inc.	393,228	7,161
	Clear Channel Outdoor Holdings Inc. Class A	668,902	7,084
*	America's Car-Mart Inc.	131,114	6,999
	Harte-Hanks Inc.	899,242	6,960
*	Career Education Corp.	983,524	6,845
*,^	Noodles & Co. Class A	257,188	6,777
	Haverty Furniture Cos. Inc.	303,895	6,689
*	SP Plus Corp.	259,403	6,545

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Entravision Communications Corp. Class A	1,004,632	6,510
	World Wrestling Entertainment Inc. Class A	517,606	6,387
	Carriage Services Inc. Class A	304,499	6,379
*	Ruby Tuesday Inc.	930,008	6,361
	Shoe Carnival Inc.	241,658	6,208
*	Citi Trends Inc.	245,119	6,189
*	K12 Inc.	514,754	6,110
*	Diplomat Pharmacy Inc.	217,665	5,957
*	Overstock.com Inc.	240,014	5,825
*,^	Clean Energy Fuels Corp.	1,130,008	5,644
*	Kirkland's Inc.	237,717	5,620
*	News Corp. Class B	359,218	5,417
*,^	Container Store Group Inc.	282,928	5,412
	Marcus Corp.	292,299	5,410
*	Destination XL Group Inc.	916,106	5,002
*	Chuy's Holdings Inc.	245,628	4,831
	Big 5 Sporting Goods Corp.	325,896	4,768
	PetMed Express Inc.	330,351	4,747
*	EVINE Live Inc.	711,723	4,690
*	Smart & Final Stores Inc.	290,360	4,567
*	Angie's List Inc.	722,234	4,499
	Speedway Motorsports Inc.	203,797	4,457
*	Build-A-Bear Workshop Inc.	219,295	4,408
*,^	El Pollo Loco Holdings Inc.	218,918	4,372
*,^	Chegg Inc.	624,285	4,314
*	Carrols Restaurant Group Inc.	553,294	4,222
*	Natural Grocers by Vitamin Cottage Inc.	149,637	4,215
*	Entercom Communications Corp. Class A	328,982	4,000
*	Bravo Brio Restaurant Group Inc.	284,773	3,961
*	Liberty Tax Inc.	110,732	3,958
*,^	Titan Machinery Inc.	281,816	3,928
*	1-800-Flowers.com Inc. Class A	472,168	3,891
*	Daily Journal Corp.	14,695	3,865
	Winmark Corp.	43,602	3,790
*,^	Tile Shop Holdings Inc.	423,677	3,762
*	Nathan's Famous Inc.	46,911	3,753
*,^	ITT Educational Services Inc.	384,143	3,692
	CSS Industries Inc.	131,994	3,648
*	Intrawest Resorts Holdings Inc.	299,289	3,573
*	Famous Dave's of America Inc.	133,645	3,511
*	Reading International Inc. Class A	257,620	3,416
*	Liquidity Services Inc.	416,971	3,407
*	SFX Entertainment Inc.	749,429	3,395
*	West Marine Inc.	262,221	3,388
*	Roundy's Inc.	692,704	3,353
*	Bridgepoint Education Inc.	294,656	3,335
*	Christopher & Banks Corp.	562,485	3,212
	Destination Maternity Corp.	200,690	3,201
*	Kona Grill Inc.	135,869	3,137
*	TechTarget Inc.	274,876	3,125
*	Isle of Capri Casinos Inc.	368,320	3,083
*	McClatchy Co. Class A	928,189	3,082
	AH Belo Corp. Class A	295,621	3,069
	Saga Communications Inc. Class A	70,337	3,058
*	Lee Enterprises Inc.	827,248	3,044
*	Potbelly Corp.	235,171	3,027
*	Morgans Hotel Group Co.	377,429	2,959
*	Aeropostale Inc.	1,219,550	2,829
*	Sears Hometown and Outlet Stores Inc.	211,545	2,782
*	QuinStreet Inc.	444,768	2,700
*	Rubicon Project Inc.	166,113	2,681
*	Sizmek Inc.	422,373	2,644
*	RealNetworks Inc.	372,913	2,625
*	Monarch Casino & Resort Inc.	153,321	2,544

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Marchex Inc. Class B	540,815	2,482
	Courier Corp.	165,756	2,473
	Town Sports International Holdings Inc.	408,443	2,430
*	Sportsman's Warehouse Holdings Inc.	318,419	2,331
	Collectors Universe Inc.	109,201	2,278
	Village Super Market Inc. Class A	83,103	2,275
*	Everyday Health Inc.	151,069	2,228
*	Dex Media Inc.	247,003	2,216
*	Martha Stewart Living Omnimedia Inc. Class A	510,243	2,199
*	Speed Commerce Inc.	696,144	2,151
*,^	Empire Resorts Inc.	273,322	2,121
*	Tilly's Inc. Class A	216,425	2,097
*	Autobytel Inc.	192,349	2,097
*	Townsquare Media Inc. Class A	153,536	2,027
*	Boot Barn Holdings Inc.	111,321	2,026
*	Gaiam Inc. Class A	274,094	1,954
*	Century Casinos Inc.	363,268	1,834
*	RCI Hospitality Holdings Inc.	179,855	1,802
*	Eldorado Resorts Inc.	444,214	1,799
*,^	hhgregg Inc.	229,551	1,738
	Bon-Ton Stores Inc.	233,079	1,727
*	Pacific Sunwear of California Inc.	783,939	1,709
*	PCM Inc.	177,713	1,692
*,^	TubeMogul Inc.	73,686	1,662
*,^	Papa Murphy's Holdings Inc.	140,422	1,632
*	Dave & Buster's Entertainment Inc.	58,100	1,586
*	Travelzoo Inc.	121,772	1,537
*	Care.com Inc.	181,196	1,500
*,^	Mandalay Digital Group Inc.	447,263	1,489
	Liberator Medical Holdings Inc.	513,040	1,488
*	Red Lion Hotels Corp.	230,317	1,460
*	Luby's Inc.	293,131	1,334
*	Spark Networks Inc.	370,435	1,330
	bebe stores inc	566,914	1,242
	Frisch's Restaurants Inc.	43,386	1,163
	TheStreet Inc.	477,535	1,137
*	New York & Co. Inc.	414,760	1,095
	Salem Communications Corp. Class A	138,314	1,082
*,^	Fairway Group Holdings Corp.	340,880	1,074
*	YuMe Inc.	212,988	1,073
*	Lakes Entertainment Inc.	150,979	1,012
	Wayside Technology Group Inc.	58,214	1,002
*	Ignite Restaurant Group Inc.	123,416	971
*	Radio One Inc.	538,531	899
*	Demand Media Inc.	144,814	886
*	Emmis Communications Corp. Class A	465,809	871
*	Geeknet Inc.	100,443	832
*,^	Profire Energy Inc.	347,112	791
*	Diversified Restaurant Holdings Inc.	148,084	764
	Trans World Entertainment Corp.	221,296	728
*,^	YOU On Demand Holdings Inc.	322,761	665
*	ReachLocal Inc.	189,721	653
	Dover Motorsports Inc.	236,518	617
*,^	RadioShack Corp.	1,631,538	604
*,^	Pizza Inn Holdings Inc.	84,905	603
*	Cosi Inc.	340,339	541
*,^	Trupanion Inc.	75,929	526
*	Ambassadors Group Inc.	199,965	500
	National American University Holdings Inc.	175,287	471
*	Good Times Restaurants Inc.	60,962	424
*	Perfumania Holdings Inc.	64,655	396
*	Envivio Inc.	270,799	363
*	Gordmans Stores Inc.	131,760	360
*	Gaming Partners International Corp.	41,577	354

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Insignia Systems Inc.	92,648	332
*	Cambium Learning Group Inc.	192,481	320
*	PDI Inc.	177,317	317
	Beasley Broadcast Group Inc. Class A	59,500	304
*	Dover Downs Gaming & Entertainment Inc.	339,612	282
^	LiveDeal Inc.	87,299	274
*,^	Viggle Inc.	101,022	267
*,^	Local Corp.	250,058	260
*,^	Bacterin International Holdings Inc.	85,348	259
*	CafePress Inc.	105,144	247
*	Learning Tree International Inc.	136,659	239
	Ark Restaurants Corp.	10,035	226
*	Premier Exhibitions Inc.	363,244	222
*	Full House Resorts Inc.	157,784	221
*,^	Net Element Inc.	174,274	197
*	RLJ Entertainment Inc.	92,687	185
*	Books-A-Million Inc.	105,377	180
	Value Line Inc.	9,438	157
*	NTN Buzztime Inc.	352,086	155
*	Remark Media Inc.	32,835	147
*	Flanigan's Enterprises Inc.	4,474	134
*	Spanish Broadcasting System Inc.	49,500	114
*,^	Wet Seal Inc. Class A	1,379,266	89
*,^	DGSE Cos. Inc.	61,321	77
*	Dover Saddlery Inc.	13,411	66
*	Nevada Gold & Casinos Inc.	41,913	52
*	Corinthian Colleges Inc.	691,703	44
	Educational Development Corp.	8,522	41
*	Canterbury Park Holding Corp.	4,200	39
*,^	EveryWare Global Inc.	47,000	34
	Empire Resorts Inc. Rights Exp. 02/02/2015	48,807	32
	Haverty Furniture Cos. Inc. Class A	1,375	31
*	Restaurant Brands International Inc.	768	30
*	SPAR Group Inc.	19,446	27
*	Universal Travel Group	42,843	7
			51,841,710
Financials (19.1%)
	Wells Fargo & Co.	87,444,075	4,793,684
*	Berkshire Hathaway Inc. Class B	29,719,646	4,462,405
	JPMorgan Chase & Co.	63,001,253	3,942,618
	Bank of America Corp.	177,180,419	3,169,758
	Citigroup Inc.	48,500,022	2,624,336
	Visa Inc. Class A	8,312,581	2,179,559
	American Express Co.	17,429,747	1,621,664
	MasterCard Inc. Class A	16,884,919	1,454,805
	US Bancorp	30,125,810	1,354,155
	Goldman Sachs Group Inc.	6,967,610	1,350,532
	American International Group Inc.	23,566,299	1,319,948
	Simon Property Group Inc.	5,295,966	964,448
	Morgan Stanley	24,717,478	959,038
	MetLife Inc.	15,306,704	827,940
	PNC Financial Services Group Inc.	8,858,569	808,167
	Capital One Financial Corp.	9,360,633	772,720
	Bank of New York Mellon Corp.	18,973,173	769,742
	Prudential Financial Inc.	7,672,566	694,060
	American Tower Corporation	6,684,515	660,764
	BlackRock Inc.	1,811,506	647,722
	ACE Ltd.	5,301,999	609,094
	Charles Schwab Corp.	19,778,993	597,128
	Travelers Cos. Inc.	5,556,987	588,207
	State Street Corp.	6,687,878	524,998
	Marsh & McLennan Cos. Inc.	9,111,888	521,564
	Discover Financial Services	7,632,038	499,822
	Allstate Corp.	7,031,184	493,941

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
CME Group Inc.	5,368,758	475,940
BB&T Corp.	12,110,765	470,988
Public Storage	2,477,669	457,997
Aon plc	4,796,933	454,893
Crown Castle International Corp.	5,624,695	442,663
Aflac Inc.	7,223,656	441,293
Equity Residential	6,103,361	438,465
Health Care REIT Inc.	5,510,246	416,960
Intercontinental Exchange Inc.	1,895,637	415,694
Ameriprise Financial Inc.	3,121,318	412,794
Chubb Corp.	3,975,857	411,382
McGraw Hill Financial Inc.	4,568,886	406,539
Franklin Resources Inc.	6,833,250	378,357
SunTrust Banks Inc.	8,832,165	370,068
AvalonBay Communities Inc.	2,218,906	362,547
Prologis Inc.	8,389,036	360,980
T. Rowe Price Group Inc.	4,146,335	356,004
Ventas Inc.	4,943,019	354,414
HCP Inc.	7,733,983	340,527
Moody's Corp.	3,536,931	338,873
Vornado Realty Trust	2,837,342	333,984
Boston Properties Inc.	2,564,798	330,064
Weyerhaeuser Co.	8,845,851	317,478
Hartford Financial Services Group Inc.	7,310,481	304,774
Host Hotels & Resorts Inc.	12,750,855	303,088
Invesco Ltd.	7,240,911	286,161
Fifth Third Bancorp	13,987,939	285,004
General Growth Properties Inc.	9,654,094	271,570
Principal Financial Group Inc.	4,937,746	256,467
Northern Trust Corp.	3,766,769	253,880
M&T Bank Corp.	2,005,728	251,960
Lincoln National Corp.	4,363,973	251,670
Progressive Corp.	9,067,538	244,733
Regions Financial Corp.	23,142,722	244,387
Essex Property Trust Inc.	1,070,038	221,070
Loews Corp.	5,064,738	212,820
KeyCorp	14,681,575	204,074
* Affiliated Managers Group Inc.	931,727	197,750
Macerich Co.	2,366,222	197,367
* Berkshire Hathaway Inc. Class A	863	195,038
SL Green Realty Corp.	1,614,669	192,178
Realty Income Corp.	3,721,403	177,548
Annaly Capital Management Inc.	15,912,566	172,015
Equifax Inc.	2,040,213	164,992
Kimco Realty Corp.	6,513,135	163,740
* CBRE Group Inc. Class A	4,737,118	162,246
* Ally Financial Inc.	6,862,749	162,098
Western Union Co.	8,767,901	157,033
* Markel Corp.	224,193	153,088
FNF Group	4,415,018	152,097
Federal Realty Investment Trust	1,135,032	151,481
Digital Realty Trust Inc.	2,280,071	151,169
XL Group plc Class A	4,367,962	150,127
Navient Corp.	6,904,446	149,205
Unum Group	4,259,857	148,584
CIT Group Inc.	3,099,295	148,239
TD Ameritrade Holding Corp.	4,125,392	147,607
Huntington Bancshares Inc.	13,884,672	146,067
Comerica Inc.	3,030,059	141,928
American Realty Capital Properties Inc.	15,587,678	141,068
Voya Financial Inc.	3,286,255	139,271
Cincinnati Financial Corp.	2,590,508	134,266
UDR Inc.	4,285,777	132,088
American Capital Agency Corp.	5,907,719	128,966

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Plum Creek Timber Co. Inc.	2,987,536	127,837
Arthur J Gallagher & Co.	2,675,858	125,979
* Arch Capital Group Ltd.	2,113,630	124,916
Raymond James Financial Inc.	2,136,299	122,389
First Republic Bank	2,321,883	121,017
* Alleghany Corp.	259,974	120,498
Willis Group Holdings plc	2,673,285	119,790
Torchmark Corp.	2,195,225	118,915
* E*TRADE Financial Corp.	4,837,744	117,339
WP Carey Inc.	1,673,385	117,304
Duke Realty Corp.	5,720,702	115,558
Iron Mountain Inc.	2,959,614	114,419
Jones Lang LaSalle Inc.	746,102	111,863
New York Community Bancorp Inc.	6,903,411	110,455
* Realogy Holdings Corp.	2,455,240	109,234
Lazard Ltd. Class A	2,168,545	108,492
Alexandria Real Estate Equities Inc.	1,215,427	107,857
Extra Space Storage Inc.	1,838,851	107,830
Camden Property Trust	1,438,364	106,209
SEI Investments Co.	2,532,480	101,400
* Signature Bank	800,298	100,806
Reinsurance Group of America Inc. Class A	1,147,252	100,522
Everest Re Group Ltd.	586,891	99,948
Regency Centers Corp.	1,554,471	99,144
* SVB Financial Group	850,748	98,746
Zions Bancorporation	3,408,661	97,181
Kilroy Realty Corp.	1,395,451	96,384
NASDAQ OMX Group Inc.	1,977,211	94,827
DDR Corp.	5,126,778	94,128
Mid-America Apartment Communities Inc.	1,255,902	93,791
East West Bancorp Inc.	2,409,405	93,268
Liberty Property Trust	2,473,559	93,080
Legg Mason Inc.	1,736,686	92,687
CBOE Holdings Inc.	1,440,259	91,341
PartnerRe Ltd.	789,678	90,126
Apartment Investment & Management Co. Class A	2,408,772	89,486
HCC Insurance Holdings Inc.	1,666,694	89,201
Starwood Property Trust Inc.	3,772,464	87,672
Protective Life Corp.	1,256,318	87,503
MSCI Inc. Class A	1,840,569	87,317
WR Berkley Corp.	1,690,095	86,634
National Retail Properties Inc.	2,186,726	86,091
* Liberty Ventures Class A	2,256,302	85,108
Omega Healthcare Investors Inc.	2,137,410	83,509
Axis Capital Holdings Ltd.	1,595,901	81,535
Assurant Inc.	1,185,813	81,145
People's United Financial Inc.	5,271,377	80,019
Hudson City Bancorp Inc.	7,906,161	80,010
Eaton Vance Corp.	1,916,533	78,444
Hospitality Properties Trust	2,499,856	77,496
Taubman Centers Inc.	999,385	76,373
LaSalle Hotel Properties	1,872,785	75,792
Senior Housing Properties Trust	3,417,045	75,551
Spirit Realty Capital Inc.	6,322,208	75,171
* Howard Hughes Corp.	570,149	74,359
RLJ Lodging Trust	2,216,917	74,333
PacWest Bancorp	1,625,858	73,911
Assured Guaranty Ltd.	2,785,361	72,392
American Campus Communities Inc.	1,737,955	71,882
NorthStar Asset Management Group Inc.	3,169,019	71,525
* Genworth Financial Inc. Class A	8,357,408	71,038
Corrections Corp. of America	1,949,421	70,842
BioMed Realty Trust Inc.	3,250,042	70,006
American Financial Group Inc.	1,150,105	69,834

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Equity LifeStyle Properties Inc.	1,335,517	68,846
	Cullen/Frost Bankers Inc.	965,797	68,224
	Brown & Brown Inc.	2,050,047	67,467
	Waddell & Reed Financial Inc. Class A	1,339,623	66,740
	Investors Bancorp Inc.	5,921,922	66,474
	Highwoods Properties Inc.	1,495,554	66,223
	NorthStar Realty Finance Corp.	3,753,511	65,987
	Retail Properties of America Inc.	3,930,158	65,594
	Douglas Emmett Inc.	2,265,840	64,350
	Weingarten Realty Investors	1,840,277	64,262
	City National Corp.	792,838	64,069
	Commerce Bancshares Inc.	1,457,619	63,392
	LPL Financial Holdings Inc.	1,420,803	63,297
*	Synchrony Financial	2,122,187	63,135
*	Forest City Enterprises Inc. Class A	2,915,267	62,095
	Prosperity Bancshares Inc.	1,121,569	62,090
	Home Properties Inc.	945,751	62,041
	Umpqua Holdings Corp.	3,644,205	61,988
	CNO Financial Group Inc.	3,565,818	61,403
	Two Harbors Investment Corp.	6,075,272	60,874
	RenaissanceRe Holdings Ltd.	624,974	60,760
	Rayonier Inc.	2,127,922	59,454
	Synovus Financial Corp.	2,191,469	59,367
	Sunstone Hotel Investors Inc.	3,583,143	59,158
*	Popular Inc.	1,735,781	59,103
	Allied World Assurance Co. Holdings AG	1,552,670	58,877
	Validus Holdings Ltd.	1,408,351	58,531
	CubeSmart	2,641,700	58,302
*	Outfront Media Inc.	2,168,518	58,203
	American Homes 4 Rent Class A	3,388,942	57,714
	Old Republic International Corp.	3,910,483	57,210
	First American Financial Corp.	1,682,773	57,046
	Healthcare Trust of America Inc. Class A	2,106,713	56,755
	Pebblebrook Hotel Trust	1,233,328	56,277
*	Strategic Hotels & Resorts Inc.	4,247,292	56,192
*	Equity Commonwealth	2,170,704	55,722
	Brixmor Property Group Inc.	2,242,421	55,702
	Tanger Factory Outlet Centers Inc.	1,499,378	55,417
	Chimera Investment Corp.	17,358,215	55,199
	EPR Properties	948,029	54,635
*	MGIC Investment Corp.	5,773,464	53,809
	Radian Group Inc.	3,186,386	53,276
	Post Properties Inc.	902,924	53,065
	Columbia Property Trust Inc.	2,092,489	53,045
	First Horizon National Corp.	3,904,882	53,028
*	Stifel Financial Corp.	1,038,269	52,972
	DCT Industrial Trust Inc.	1,474,662	52,586
	FirstMerit Corp.	2,768,182	52,291
*,^	Zillow Inc. Class A	492,182	52,117
	Hanover Insurance Group Inc.	730,168	52,076
	Geo Group Inc.	1,286,305	51,915
	Federated Investors Inc. Class B	1,573,255	51,807
	CBL & Associates Properties Inc.	2,666,657	51,786
	First Niagara Financial Group Inc.	5,944,970	50,116
	DiamondRock Hospitality Co.	3,351,632	49,839
	StanCorp Financial Group Inc.	712,101	49,747
*	Liberty Broadband Corp.	998,500	49,745
	Associated Banc-Corp	2,636,923	49,126
	Webster Financial Corp.	1,509,707	49,111
*	PRA Group Inc.	840,908	48,714
	MFA Financial Inc.	6,095,121	48,700
	Primerica Inc.	897,183	48,681
	Piedmont Office Realty Trust Inc. Class A	2,574,781	48,509
	Sun Communities Inc.	802,171	48,499

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Sovran Self Storage Inc.	554,742	48,385
Brandywine Realty Trust	3,023,059	48,308
Aspen Insurance Holdings Ltd.	1,089,497	47,687
BankUnited Inc.	1,610,711	46,662
Bank of the Ozarks Inc.	1,212,479	45,977
White Mountains Insurance Group Ltd.	71,992	45,363
Bank of Hawaii Corp.	756,104	44,845
Gaming and Leisure Properties Inc.	1,517,678	44,529
Washington Prime Group Inc.	2,585,468	44,522
ProAssurance Corp.	985,000	44,473
Corporate Office Properties Trust	1,546,622	43,878
Colony Financial Inc.	1,836,059	43,735
Healthcare Realty Trust Inc.	1,594,863	43,572
Hancock Holding Co.	1,391,863	42,730
MarketAxess Holdings Inc.	595,106	42,675
Endurance Specialty Holdings Ltd.	708,680	42,407
* Texas Capital Bancshares Inc.	763,996	41,508
American National Insurance Co.	357,861	40,889
Janus Capital Group Inc.	2,524,345	40,718
PrivateBancorp Inc.	1,218,322	40,692
Susquehanna Bancshares Inc.	3,028,231	40,669
United Bankshares Inc.	1,079,209	40,416
MB Financial Inc.	1,220,689	40,112
TCF Financial Corp.	2,517,384	40,001
Cousins Properties Inc.	3,472,161	39,652
UMB Financial Corp.	695,854	39,587
Kite Realty Group Trust	1,371,225	39,409
FNB Corp.	2,948,641	39,276
Fulton Financial Corp.	3,158,101	39,034
Medical Properties Trust Inc.	2,766,967	38,129
Wintrust Financial Corp.	808,771	37,818
^ Ryman Hospitality Properties Inc.	715,815	37,752
Washington Federal Inc.	1,668,200	36,951
* Harbinger Group Inc.	2,609,361	36,949
Erie Indemnity Co. Class A	404,852	36,748
National Health Investors Inc.	524,976	36,727
Valley National Bancorp	3,751,033	36,423
Acadia Realty Trust	1,135,232	36,361
DuPont Fabros Technology Inc.	1,090,427	36,246
Symetra Financial Corp.	1,565,232	36,079
First Industrial Realty Trust Inc.	1,738,666	35,747
Iberiabank Corp.	544,382	35,303
* Western Alliance Bancorp	1,258,597	34,989
American Equity Investment Life Holding Co.	1,181,515	34,488
American Realty Capital Healthcare Trust Inc.	2,880,463	34,278
Santander Consumer USA Holdings Inc.	1,747,263	34,264
Chesapeake Lodging Trust	911,549	33,919
Glimcher Realty Trust	2,460,500	33,807
Glacier Bancorp Inc.	1,212,294	33,665
* Blackhawk Network Holdings Inc. Class B	889,242	33,516
^ Lexington Realty Trust	3,003,203	32,975
Invesco Mortgage Capital Inc.	2,131,015	32,945
BancorpSouth Inc.	1,449,552	32,629
* Liberty TripAdvisor Holdings Inc. Class A	1,212,300	32,611
RLI Corp.	648,649	32,043
^ First Financial Bankshares Inc.	1,066,938	31,880
Financial Engines Inc.	867,242	31,698
Chambers Street Properties	3,926,565	31,648
EastGroup Properties Inc.	496,931	31,466
First Citizens BancShares Inc. Class A	124,205	31,398
Cathay General Bancorp	1,224,794	31,342
Home BancShares Inc.	969,535	31,180
EverBank Financial Corp.	1,633,725	31,139
Kennedy-Wilson Holdings Inc.	1,201,909	30,408

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Alexander & Baldwin Inc.	772,490	30,328
	Washington REIT	1,096,425	30,327
	Hatteras Financial Corp.	1,604,831	29,577
	Platinum Underwriters Holdings Ltd.	397,686	29,198
*	Education Realty Trust Inc.	796,878	29,158
	STAG Industrial Inc.	1,184,727	29,026
	Trustmark Corp.	1,179,322	28,941
	New York REIT Inc.	2,732,295	28,935
	Capitol Federal Financial Inc.	2,239,181	28,617
	Hudson Pacific Properties Inc.	945,955	28,435
	Equity One Inc.	1,119,299	28,385
^	AmTrust Financial Services Inc.	503,819	28,340
	Interactive Brokers Group Inc.	971,098	28,317
	New Residential Investment Corp.	2,215,217	28,288
	Old National Bancorp	1,901,079	28,288
	Potlatch Corp.	670,164	28,060
	WisdomTree Investments Inc.	1,788,716	28,038
	Sabra Health Care REIT Inc.	920,194	27,946
	NRG Yield Inc. Class A	592,466	27,929
*	Trulia Inc.	603,364	27,773
	Redwood Trust Inc.	1,391,458	27,412
	SLM Corp.	2,690,052	27,412
	Artisan Partners Asset Management Inc. Class A	539,464	27,259
	Evercore Partners Inc. Class A	509,560	26,686
	Mercury General Corp.	469,898	26,629
	South State Corp.	395,187	26,509
	Community Bank System Inc.	691,449	26,365
	BGC Partners Inc. Class A	2,858,283	26,153
	International Bancshares Corp.	981,993	26,062
	Government Properties Income Trust	1,130,816	26,020
	CVB Financial Corp.	1,621,300	25,973
*,^	Ocwen Financial Corp.	1,716,343	25,917
	Kemper Corp.	716,318	25,866
	PS Business Parks Inc.	323,706	25,748
	LTC Properties Inc.	594,404	25,660
*	Enstar Group Ltd.	167,539	25,615
	Blackstone Mortgage Trust Inc. Class A	875,939	25,525
*	First Cash Financial Services Inc.	457,749	25,483
	Virtus Investment Partners Inc.	149,073	25,415
	Mack-Cali Realty Corp.	1,325,934	25,272
	Pennsylvania REIT	1,074,192	25,201
	Retail Opportunity Investments Corp.	1,491,492	25,042
	PennyMac Mortgage Investment Trust	1,187,381	25,042
	Parkway Properties Inc.	1,359,563	25,002
	Columbia Banking System Inc.	888,613	24,535
	Argo Group International Holdings Ltd.	438,944	24,348
	Selective Insurance Group Inc.	883,556	24,006
*	Essent Group Ltd.	929,664	23,902
	American Assets Trust Inc.	597,247	23,776
	CYS Investments Inc.	2,661,205	23,206
	Home Loan Servicing Solutions Ltd.	1,183,379	23,100
*	MBIA Inc.	2,412,605	23,016
	Pinnacle Financial Partners Inc.	581,723	23,001
	Ramco-Gershenson Properties Trust	1,225,288	22,962
*,^	LendingClub Corp.	906,886	22,944
*	FNFV Group	1,453,893	22,884
	Horace Mann Educators Corp.	683,860	22,690
	Montpelier Re Holdings Ltd.	632,513	22,657
	National Penn Bancshares Inc.	2,098,832	22,090
	FelCor Lodging Trust Inc.	2,030,094	21,966
	Hersha Hospitality Trust Class A	3,119,996	21,934
	BOK Financial Corp.	364,685	21,896
	ARMOUR Residential REIT Inc.	5,942,043	21,867
*	Hilltop Holdings Inc.	1,076,664	21,479

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Westamerica Bancorporation	435,305	21,339
* Springleaf Holdings Inc.	584,864	21,155
First Midwest Bancorp Inc.	1,230,588	21,055
* iStar Financial Inc.	1,534,321	20,943
Associated Estates Realty Corp.	897,786	20,838
TFS Financial Corp.	1,366,511	20,341
Capstead Mortgage Corp.	1,650,893	20,273
* Liberty Broadband Corp. Class A	398,565	19,964
Independent Bank Corp.	460,697	19,722
Greenhill & Co. Inc.	450,701	19,651
Gramercy Property Trust Inc.	2,845,615	19,635
NBT Bancorp Inc.	738,489	19,400
HFF Inc. Class A	537,704	19,314
Franklin Street Properties Corp.	1,524,934	18,711
Park National Corp.	210,524	18,627
Sterling Bancorp	1,293,692	18,603
Altisource Residential Corp.	950,701	18,444
BBCN Bancorp Inc.	1,273,758	18,317
Astoria Financial Corp.	1,369,912	18,302
New Senior Investment Group Inc.	1,112,504	18,301
Northwest Bancshares Inc.	1,451,912	18,192
Union Bankshares Corp.	749,957	18,059
First Financial Bancorp	965,833	17,955
Empire State Realty Trust Inc.	1,021,321	17,955
* Encore Capital Group Inc.	394,909	17,534
Boston Private Financial Holdings Inc.	1,292,853	17,415
Summit Hotel Properties Inc.	1,392,600	17,324
* BofI Holding Inc.	222,542	17,316
Chemical Financial Corp.	565,091	17,314
Nelnet Inc. Class A	370,936	17,185
WesBanco Inc.	489,414	17,032
Renasant Corp.	585,553	16,940
CyrusOne Inc.	608,529	16,765
Provident Financial Services Inc.	918,582	16,590
American Capital Mortgage Investment Corp.	877,829	16,538
Chatham Lodging Trust	563,840	16,334
United Community Banks Inc.	854,092	16,176
Starwood Waypoint Residential Trust	612,762	16,159
Ashford Hospitality Trust Inc.	1,531,242	16,047
* Greenlight Capital Re Ltd. Class A	490,997	16,031
Aviv REIT Inc.	464,931	16,031
Select Income REIT	643,340	15,704
Alexander's Inc.	35,919	15,703
* St. Joe Co.	852,051	15,669
Inland Real Estate Corp.	1,428,188	15,639
Investors Real Estate Trust	1,895,931	15,490
First Merchants Corp.	663,235	15,089
Tompkins Financial Corp.	272,191	15,052
Physicians Realty Trust	900,891	14,955
Safety Insurance Group Inc.	232,466	14,880
* Piper Jaffray Cos.	255,892	14,865
* Ambac Financial Group Inc.	604,676	14,815
S&T Bancorp Inc.	496,613	14,804
ViewPoint Financial Group Inc.	613,095	14,622
* TESARO Inc.	392,111	14,583
* KCG Holdings Inc. Class A	1,248,690	14,547
Banner Corp.	337,150	14,504
First Commonwealth Financial Corp.	1,568,581	14,462
Terreno Realty Corp.	695,892	14,356
Infinity Property & Casualty Corp.	184,529	14,257
* Navigators Group Inc.	192,310	14,104
^ New York Mortgage Trust Inc.	1,801,290	13,888
CoreSite Realty Corp.	354,934	13,860
* Eagle Bancorp Inc.	386,379	13,724

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	National Bank Holdings Corp. Class A	699,103	13,570
	Lakeland Financial Corp.	312,111	13,567
*	Synergy Resources Corp.	1,054,723	13,226
	AMERISAFE Inc.	311,707	13,204
*	Green Dot Corp. Class A	634,818	13,007
	RAIT Financial Trust	1,672,014	12,824
	City Holding Co.	273,219	12,713
	Stewart Information Services Corp.	342,582	12,689
	Cohen & Steers Inc.	301,363	12,681
*	Paramount Group Inc.	671,767	12,488
*	Capital Bank Financial Corp.	463,679	12,427
	Apollo Commercial Real Estate Finance Inc.	757,101	12,386
	Wilshire Bancorp Inc.	1,215,367	12,312
	OFG Bancorp	736,344	12,260
	Excel Trust Inc.	906,538	12,139
	First Potomac Realty Trust	976,695	12,072
	Talmer Bancorp Inc. Class A	848,818	11,917
	United Financial Bancorp Inc.	829,479	11,911
	National General Holdings Corp.	636,520	11,846
	Saul Centers Inc.	205,209	11,736
	Brookline Bancorp Inc.	1,167,478	11,710
	Employers Holdings Inc.	496,410	11,671
*	Investment Technology Group Inc.	559,876	11,657
	Anworth Mortgage Asset Corp.	2,213,554	11,621
	Northfield Bancorp Inc.	777,357	11,505
	Hanmi Financial Corp.	526,931	11,492
^	Rouse Properties Inc.	607,348	11,248
	Ameris Bancorp	438,084	11,232
	State Bank Financial Corp.	561,655	11,222
	TrustCo Bank Corp. NY	1,532,497	11,126
	1st Source Corp.	321,874	11,043
	Central Pacific Financial Corp.	510,259	10,971
	FXCM Inc. Class A	657,550	10,896
	Cash America International Inc.	480,654	10,872
^	Western Asset Mortgage Capital Corp.	733,635	10,784
	Cardinal Financial Corp.	540,182	10,712
	Maiden Holdings Ltd.	836,107	10,694
	Rexford Industrial Realty Inc.	680,695	10,694
*,^	Nationstar Mortgage Holdings Inc.	378,484	10,669
	Berkshire Hills Bancorp Inc.	398,490	10,624
	Sandy Spring Bancorp Inc.	405,510	10,576
*	First BanCorp	1,793,577	10,528
	Resource Capital Corp.	2,087,473	10,521
	Simmons First National Corp. Class A	257,866	10,482
	Moelis & Co. Class A	298,969	10,443
^	Southside Bancshares Inc.	360,752	10,429
	FBL Financial Group Inc. Class A	175,863	10,205
	Oritani Financial Corp.	660,899	10,178
	WSFS Financial Corp.	131,411	10,104
	Universal Insurance Holdings Inc.	489,824	10,017
*	Ladder Capital Corp.	507,039	9,943
*,^	Walter Investment Management Corp.	601,623	9,933
	Silver Bay Realty Trust Corp.	598,636	9,913
	Community Trust Bancorp Inc.	270,690	9,910
	Universal Health Realty Income Trust	205,426	9,885
	ServisFirst Bancshares Inc.	299,309	9,862
*	Enova International Inc.	441,383	9,825
*	Meridian Bancorp Inc.	875,312	9,821
	National Western Life Insurance Co. Class A	36,219	9,752
*	Tejon Ranch Co.	330,059	9,724
*	Xoom Corp.	548,602	9,606
	Flushing Financial Corp.	471,983	9,567
	Arlington Asset Investment Corp. Class A	358,355	9,536
	United Development Funding IV	518,773	9,514

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	State National Cos. Inc.	792,165	9,490
*	World Acceptance Corp.	117,751	9,355
*	Ezcorp Inc. Class A	794,832	9,339
	Monmouth Real Estate Investment Corp.	841,361	9,314
	United Fire Group Inc.	313,058	9,307
*	American Residential Properties Inc.	528,191	9,280
	Centerstate Banks Inc.	771,611	9,190
	First Interstate BancSystem Inc. Class A	328,972	9,152
	Cedar Realty Trust Inc.	1,234,081	9,058
	First Financial Corp.	250,928	8,938
	AG Mortgage Investment Trust Inc.	476,653	8,851
	Campus Crest Communities Inc.	1,210,310	8,847
	Washington Trust Bancorp Inc.	219,553	8,822
*	NMI Holdings Inc. Class A	965,506	8,815
*	Credit Acceptance Corp.	63,844	8,709
	Winthrop Realty Trust	554,316	8,642
	BNC Bancorp	501,354	8,628
*	Square 1 Financial Inc. Class A	348,606	8,611
	ConnectOne Bancorp Inc.	452,563	8,599
	Agree Realty Corp.	272,793	8,481
	Trico Bancshares	341,668	8,439
	Apollo Residential Mortgage Inc.	526,967	8,310
*	Forestar Group Inc.	536,490	8,262
	AmREIT Inc.	310,558	8,242
	Urstadt Biddle Properties Inc. Class A	374,432	8,193
	Heritage Financial Corp.	466,545	8,188
*	First NBC Bank Holding Co.	231,868	8,162
*	Customers Bancorp Inc.	415,656	8,089
	Dime Community Bancshares Inc.	494,219	8,046
	Getty Realty Corp.	441,257	8,035
*,^	Altisource Portfolio Solutions SA	237,665	8,031
	CatchMark Timber Trust Inc. Class A	698,864	7,911
	CoBiz Financial Inc.	588,746	7,730
	QTS Realty Trust Inc. Class A	227,449	7,697
	Westwood Holdings Group Inc.	124,392	7,690
	BancFirst Corp.	120,816	7,659
*	Heritage Insurance Holdings Inc.	393,117	7,638
^	RCS Capital Corp. Class A	623,934	7,637
*	Cowen Group Inc. Class A	1,590,625	7,635
	CareTrust REIT Inc.	609,700	7,518
	First Busey Corp.	1,141,714	7,433
*	PICO Holdings Inc.	389,636	7,345
*	Yadkin Financial Corp.	370,731	7,285
*	eHealth Inc.	286,782	7,147
*	Beneficial Mutual Bancorp Inc.	579,720	7,113
*	Safeguard Scientifics Inc.	353,585	7,008
	Dynex Capital Inc.	838,968	6,921
*	Great Western Bancorp Inc.	302,800	6,901
	Stock Yards Bancorp Inc.	206,377	6,881
	GAMCO Investors Inc.	77,314	6,876
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	480,011	6,831
*	Ladenburg Thalmann Financial Services Inc.	1,696,361	6,701
	Bank Mutual Corp.	965,348	6,622
	First Connecticut Bancorp Inc.	402,998	6,577
	Meadowbrook Insurance Group Inc.	769,571	6,511
	Heartland Financial USA Inc.	239,592	6,493
	HCI Group Inc.	146,673	6,342
	RE/MAX Holdings Inc.	185,117	6,340
	One Liberty Properties Inc.	265,789	6,291
	Ashford Hospitality Prime Inc.	365,130	6,266
	Hudson Valley Holding Corp.	229,988	6,246
	Towne Bank	412,273	6,234
	OneBeacon Insurance Group Ltd. Class A	384,186	6,224
*	Phoenix Cos. Inc.	89,871	6,189

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Bancorp Inc.	566,056	6,164
Independent Bank Group Inc.	157,322	6,145
Great Southern Bancorp Inc.	154,842	6,143
United Insurance Holdings Corp.	277,798	6,098
Resource America Inc. Class A	673,903	6,092
Diamond Hill Investment Group Inc.	44,013	6,076
Peoples Financial Services Corp.	121,669	6,045
Waterstone Financial Inc.	455,572	5,991
* SWS Group Inc.	862,789	5,962
JAVELIN Mortgage Investment Corp.	574,140	5,954
Armada Hoffler Properties Inc.	625,383	5,935
* Tree.com Inc.	120,646	5,832
Lakeland Bancorp Inc.	496,875	5,813
Bryn Mawr Bank Corp.	185,366	5,802
* Walker & Dunlop Inc.	329,639	5,782
* Altisource Asset Management Corp.	18,532	5,747
Whitestone REIT	376,532	5,689
MainSource Financial Group Inc.	268,476	5,617
* FCB Financial Holdings Inc. Class A	227,654	5,609
* PennyMac Financial Services Inc. Class A	319,648	5,530
Southwest Bancorp Inc.	316,301	5,491
United Community Financial Corp.	1,013,343	5,442
* HomeTrust Bancshares Inc.	324,281	5,403
Financial Institutions Inc.	213,819	5,378
Stonegate Bank	176,828	5,238
German American Bancorp Inc.	170,859	5,215
* Flagstar Bancorp Inc.	330,689	5,202
Preferred Apartment Communities Inc. Class A	571,338	5,199
Fidelity & Guaranty Life	213,091	5,172
First Bancorp	279,699	5,166
Banc of California Inc.	449,207	5,152
Arrow Financial Corp.	187,247	5,147
* Marcus & Millichap Inc.	153,463	5,103
Enterprise Financial Services Corp.	257,381	5,078
* Seacoast Banking Corp. of Florida	368,922	5,073
Preferred Bank	181,363	5,058
Independent Bank Corp.	387,488	5,057
West Bancorporation Inc.	295,741	5,034
Federated National Holding Co.	207,891	5,023
Independence Realty Trust Inc.	539,206	5,020
Trade Street Residential Inc.	649,633	4,996
Newcastle Investment Corp.	1,110,426	4,986
Peoples Bancorp Inc.	191,495	4,965
* Tiptree Financial Inc. Class A	612,958	4,965
Gladstone Commercial Corp.	287,375	4,934
* INTL. FCStone Inc.	239,682	4,930
* Blue Hills Bancorp Inc.	360,941	4,902
* NewStar Financial Inc.	380,250	4,867
Consolidated-Tomoka Land Co.	87,122	4,861
State Auto Financial Corp.	218,275	4,850
Ares Commercial Real Estate Corp.	420,322	4,825
First of Long Island Corp.	168,678	4,785
* Metro Bancorp Inc.	183,447	4,755
Cherry Hill Mortgage Investment Corp.	255,132	4,717
Mercantile Bank Corp.	223,978	4,708
GFI Group Inc.	862,247	4,699
^ Orchid Island Capital Inc.	349,356	4,559
Univest Corp. of Pennsylvania	224,075	4,535
Bank of Kentucky Financial Corp.	92,910	4,485
First Defiance Financial Corp.	131,541	4,480
* Citizens Inc. Class A	585,716	4,451
Park Sterling Corp.	600,468	4,413
* MoneyGram International Inc.	484,819	4,407
Calamos Asset Management Inc. Class A	330,422	4,401

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	EMC Insurance Group Inc.	121,496	4,308
*	Pacific Premier Bancorp Inc.	248,353	4,304
	Camden National Corp.	107,679	4,290
	Charter Financial Corp.	371,930	4,259
	Fidelity Southern Corp.	263,380	4,243
	Meta Financial Group Inc.	120,767	4,232
*	HealthEquity Inc.	166,107	4,227
	Bridge Bancorp Inc.	157,073	4,202
	Bank of Marin Bancorp	79,664	4,190
	Baldwin & Lyons Inc.	156,996	4,047
	First Community Bancshares Inc.	245,292	4,040
	Arbor Realty Trust Inc.	582,655	3,945
	Federal Agricultural Mortgage Corp.	129,190	3,920
*	Nicholas Financial Inc.	253,867	3,783
*	TriState Capital Holdings Inc.	365,066	3,738
*	NewBridge Bancorp	428,990	3,736
	Suffolk Bancorp	160,926	3,655
*	Performant Financial Corp.	534,089	3,552
	ZAIS Financial Corp.	203,567	3,512
	CNB Financial Corp.	189,417	3,504
	National Interstate Corp.	117,238	3,494
	Republic Bancorp Inc. Class A	141,050	3,487
	OceanFirst Financial Corp.	201,519	3,454
*	Global Indemnity plc	121,107	3,436
*	Jason Industries Inc.	348,228	3,430
	Oppenheimer Holdings Inc. Class A	147,342	3,426
	City Office REIT Inc.	265,650	3,400
	Owens Realty Mortgage Inc.	229,581	3,363
	Pacific Continental Corp.	237,114	3,362
	Citizens & Northern Corp.	161,906	3,347
	Heritage Oaks Bancorp	391,397	3,284
*	Franklin Financial Corp.	154,802	3,279
	Silvercrest Asset Management Group Inc. Class A	208,762	3,267
	Intervest Bancshares Corp. Class A	324,847	3,265
	Manning & Napier Inc.	235,692	3,257
	Guaranty Bancorp	223,224	3,223
*,^	Stonegate Mortgage Corp.	267,994	3,205
	Simplicity Bancorp Inc.	186,300	3,195
	Marlin Business Services Corp.	155,534	3,193
	ESB Financial Corp.	168,541	3,192
	Clifton Bancorp Inc.	234,460	3,186
*	Sun Bancorp Inc.	160,401	3,112
	HomeStreet Inc.	177,519	3,091
	Donegal Group Inc. Class A	191,748	3,064
*	Bridge Capital Holdings	136,907	3,064
	Heritage Commerce Corp.	343,871	3,036
	Reis Inc.	116,004	3,036
	Heritage Financial Group Inc.	115,493	2,991
*	Kearny Financial Corp.	216,985	2,984
	BankFinancial Corp.	249,742	2,962
	ESSA Bancorp Inc.	244,866	2,938
	Ames National Corp.	112,988	2,931
*	JG Wentworth Co. Class A	273,989	2,921
*	Regional Management Corp.	182,733	2,889
	Kansas City Life Insurance Co.	59,723	2,868
	Sierra Bancorp	162,405	2,852
	Horizon Bancorp	108,982	2,849
*	Cascade Bancorp	545,291	2,830
	Penns Woods Bancorp Inc.	57,450	2,830
*,^	FBR & Co.	112,998	2,779
	Territorial Bancorp Inc.	128,669	2,773
	National Bankshares Inc.	91,093	2,768
	Ellington Residential Mortgage REIT	169,040	2,750
	Gain Capital Holdings Inc.	302,132	2,725

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	CU Bancorp	125,068	2,713
*	Opus Bank	94,521	2,682
	Westfield Financial Inc.	363,279	2,666
	Bluerock Residential Growth REIT Inc. Class A	214,337	2,664
	MidWestOne Financial Group Inc.	91,437	2,634
	Macatawa Bank Corp.	476,968	2,595
	JMP Group Inc.	337,982	2,575
	American National Bankshares Inc.	103,500	2,568
*	Farmers Capital Bank Corp.	109,052	2,540
*	CommunityOne Bancorp	219,784	2,517
	First Business Financial Services Inc.	50,333	2,411
	First Financial Northwest Inc.	199,551	2,403
	Capital City Bank Group Inc.	153,843	2,391
	First Bancorp Inc.	131,912	2,386
*	Liberty Broadband Rights Exp. 01/09/2015	250,207	2,377
*	Imperial Holdings Inc.	363,313	2,369
	Peapack Gladstone Financial Corp.	127,122	2,359
*,^	Ohr Pharmaceutical Inc.	280,750	2,341
	Bar Harbor Bankshares	71,964	2,303
	Medley Management Inc. Class A	156,644	2,303
*	Consumer Portfolio Services Inc.	311,638	2,294
*	Actinium Pharmaceuticals Inc.	389,327	2,293
	UMH Properties Inc.	239,570	2,288
*	BSB Bancorp Inc.	120,857	2,252
	Provident Financial Holdings Inc.	148,582	2,248
	Fox Chase Bancorp Inc.	133,131	2,219
*	Old Second Bancorp Inc.	412,781	2,217
*	Hallmark Financial Services Inc.	181,402	2,193
*	AV Homes Inc.	149,431	2,177
*,^	Hemisphere Media Group Inc.	161,214	2,175
*	BRT Realty Trust	310,752	2,169
	Enterprise Bancorp Inc.	85,660	2,163
	Northrim BanCorp Inc.	82,417	2,163
	Pzena Investment Management Inc. Class A	228,584	2,162
	Merchants Bancshares Inc.	68,100	2,086
*	Triumph Bancorp Inc.	152,772	2,070
*	Atlas Financial Holdings Inc.	125,053	2,041
	C&F Financial Corp.	51,299	2,039
	LCNB Corp.	133,563	2,013
*	First Security Group Inc.	881,994	1,993
	Home Bancorp Inc.	86,617	1,987
*	Republic First Bancorp Inc.	528,880	1,983
	Five Oaks Investment Corp.	180,314	1,947
*	Orrstown Financial Services Inc.	111,899	1,900
	Blue Capital Reinsurance Holdings Ltd.	106,126	1,884
	Sotherly Hotels Inc.	250,995	1,882
*	Pacific Mercantile Bancorp	264,123	1,859
	MidSouth Bancorp Inc.	103,391	1,793
	Farmers National Banc Corp.	211,343	1,765
	Century Bancorp Inc. Class A	44,025	1,764
	STORE Capital Corp.	81,581	1,763
	Central Valley Community Bancorp	158,873	1,760
*	Ashford Inc.	18,705	1,758
	MutualFirst Financial Inc.	79,243	1,741
*	Entegra Financial Corp.	120,409	1,733
	Old Line Bancshares Inc.	105,897	1,675
	Cape Bancorp Inc.	176,768	1,663
*	BBX Capital Corp.	100,347	1,651
	Peoples Federal Bancshares Inc.	72,975	1,645
*	Hampton Roads Bankshares Inc.	974,850	1,638
	SI Financial Group Inc.	146,648	1,634
	Monarch Financial Holdings Inc.	112,672	1,549
	Pulaski Financial Corp.	124,530	1,535
	Middleburg Financial Corp.	83,787	1,518

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Access National Corp.	85,934	1,455
	Farmland Partners Inc.	139,301	1,450
	Independence Holding Co.	103,421	1,443
*	UCP Inc.	135,560	1,423
	Investors Title Co.	19,545	1,414
	Hingham Institution for Savings	15,958	1,389
*	Asta Funding Inc.	158,546	1,387
*	Hamilton Bancorp Inc.	105,571	1,372
*	Riverview Bancorp Inc.	297,585	1,333
	Premier Financial Bancorp Inc.	85,297	1,329
	Chemung Financial Corp.	47,586	1,318
*	Malvern Bancorp Inc.	102,941	1,253
	HopFed Bancorp Inc.	94,955	1,208
*	ASB Bancorp Inc.	58,307	1,199
	MicroFinancial Inc.	116,085	1,185
	Ameriana Bancorp	68,169	1,183
	Urstadt Biddle Properties Inc.	63,312	1,174
*	Westbury Bancorp Inc.	69,724	1,143
	Chicopee Bancorp Inc.	67,427	1,129
	Cheviot Financial Corp.	78,989	1,122
*	Maui Land & Pineapple Co. Inc.	183,834	1,116
*,^	22nd Century Group Inc.	669,515	1,105
	LNB Bancorp Inc.	58,711	1,059
	Alliance Bancorp Inc. of Pennsylvania	58,843	1,050
	QCR Holdings Inc.	57,911	1,045
	Palmetto Bancshares Inc.	60,800	1,015
	Gladstone Land Corp.	93,822	1,004
	First Internet Bancorp	58,551	980
*	American River Bankshares	102,892	969
*	Shore Bancshares Inc.	102,597	959
	Northeast Bancorp	99,071	955
*	First Acceptance Corp.	371,196	947
	Bear State Financial Inc.	85,986	946
*	Southern First Bancshares Inc.	56,420	921
*	MBT Financial Corp.	181,117	904
	Federal Agricultural Mortgage Corp. Class A	38,986	886
	Bank of Commerce Holdings	144,369	862
	AmeriServ Financial Inc.	260,540	818
*,^	Health Insurance Innovations Inc. Class A	112,268	804
*	Coastway Bancorp Inc.	69,446	800
*	Naugatuck Valley Financial Corp.	91,875	789
	Timberland Bancorp Inc.	73,350	778
	FS Bancorp Inc.	42,202	770
*,^	ForceField Energy Inc.	118,882	766
*	Eastern Virginia Bankshares Inc.	117,274	759
*	First Marblehead Corp.	120,617	718
	US Global Investors Inc. Class A	227,235	704
	Hampden Bancorp Inc.	32,765	701
*	Atlantic Coast Financial Corp.	171,014	681
	Baylake Corp.	51,267	640
*	1347 Property Insurance Holdings Inc.	80,785	635
*,^	Doral Financial Corp.	160,371	633
*	Security National Financial Corp. Class A	107,916	622
	Guaranty Federal Bancshares Inc.	43,358	581
*	First United Corp.	66,348	570
*	Impac Mortgage Holdings Inc.	90,648	562
*	World Energy Solutions Inc.	98,000	539
	Intersections Inc.	137,800	539
	First Bancshares Inc.	35,881	521
*	First Bank	82,347	514
	Old Point Financial Corp.	33,438	502
*	Green Bancorp Inc.	38,733	466
*	Polonia Bancorp Inc.	41,525	431
	Bank of South Carolina Corp.	28,084	416

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Kingstone Cos. Inc.	51,041	415
California First National Bancorp	28,157	402
Community West Bancshares	59,145	400
CIFC Corp.	47,737	395
River Valley Bancorp	18,324	388
United Bancorp Inc.	46,010	380
Hennessy Advisors Inc.	16,155	354
Wheeler REIT Inc.	87,100	344
* Carolina Trust Bank	61,215	311
SB Financial Group Inc.	33,052	309
Salisbury Bancorp Inc.	10,806	294
* Royal Bancshares of Pennsylvania Inc.	180,190	290
* CMS Bancorp Inc.	21,955	283
* Bankwell Financial Group Inc.	13,327	280
* HMN Financial Inc.	22,531	279
* Atlanticus Holdings Corp.	105,954	273
Eagle Bancorp Montana Inc.	24,838	269
United Community Bancorp	22,954	267
IF Bancorp Inc.	13,547	225
Institutional Financial Markets Inc.	124,173	217
* On Deck Capital Inc.	9,333	209
CB Financial Services Inc.	10,159	202
First Savings Financial Group Inc.	7,388	194
LaPorte Bancorp Inc.	15,458	193
NB&T Financial Group Inc.	6,049	193
Summit State Bank	13,701	188
First Citizens Banc Corp.	18,139	187
* Transcontinental Realty Investors Inc.	16,524	172
Citizens Community Bancorp Inc.	17,240	157
Life Partners Holdings Inc.	230,077	153
Madison County Financial Inc.	7,441	149
* Patriot National Bancorp Inc.	87,095	142
Parke Bancorp Inc.	12,312	142
QC Holdings Inc.	83,632	135
* Carolina Bank Holdings Inc.	13,013	124
* Carver Bancorp Inc.	19,300	121
* American Realty Investors Inc.	21,174	116
WVS Financial Corp.	9,511	103
* InterGroup Corp.	5,645	101
* First Capital Bancorp Inc.	21,437	94
* Jacksonville Bancorp Inc.	7,410	91
* Fifth Street Asset Management Inc.	6,300	88
Northeast Community Bancorp Inc.	12,016	87
* Southcoast Financial Corp.	10,597	75
* Income Opportunity Realty Investors Inc.	12,450	74
Vestin Realty Mortgage II Inc.	18,880	71
Athens Bancshares Corp.	2,613	68
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	58
* Power REIT	7,036	58
Investar Holding Corp.	3,603	50
Atlantic American Corp.	11,680	47
* Citizens First Corp.	3,499	42
Manhattan Bridge Capital Inc.	6,863	28
* Internet Patents Corp.	8,626	24
* Cordia Bancorp Inc.	5,680	23
* Sunshine Bancorp Inc.	1,800	22
United Bancshares Inc.	1,300	19
Home Federal Bancorp Inc.	780	15
HMG/Courtland Properties Inc.	945	11
* Unico American Corp.	900	11
* JW Mays Inc.	100	5
* Porter Bancorp Inc.	7,458	4
* Valley National Bancorp Warrants Exp. 06/30/2015	6,511	—
		72,994,923

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Health Care (13.2%)
Johnson & Johnson	47,186,784	4,934,322
Pfizer Inc.	106,180,361	3,307,518
Merck & Co. Inc.	48,061,630	2,729,420
* Gilead Sciences Inc.	25,424,252	2,396,490
Amgen Inc.	12,821,029	2,042,262
AbbVie Inc.	25,518,092	1,669,904
Bristol-Myers Squibb Co.	27,958,894	1,650,414
UnitedHealth Group Inc.	16,171,369	1,634,764
* Celgene Corp.	13,457,711	1,505,380
* Biogen Idec Inc.	3,978,989	1,350,668
Medtronic Inc.	16,596,392	1,198,260
Eli Lilly & Co.	16,880,861	1,164,611
* Actavis plc	4,466,767	1,149,791
Abbott Laboratories	25,377,956	1,142,516
Allergan Inc.	5,019,947	1,067,191
* Express Scripts Holding Co.	12,365,351	1,046,974
Thermo Fisher Scientific Inc.	6,739,567	844,400
Covidien plc	7,247,468	741,271
Baxter International Inc.	9,129,148	669,075
* Alexion Pharmaceuticals Inc.	3,344,695	618,869
* Anthem Inc.	4,564,444	573,614
Aetna Inc.	5,940,347	527,681
* Regeneron Pharmaceuticals Inc.	1,259,770	516,821
Stryker Corp.	5,415,831	510,875
* Vertex Pharmaceuticals Inc.	4,052,763	481,468
Cigna Corp.	4,414,749	454,322
Becton Dickinson and Co.	3,234,073	450,054
* Illumina Inc.	2,391,323	441,390
* HCA Holdings Inc.	5,473,393	401,692
Perrigo Co. plc	2,354,733	393,617
Humana Inc.	2,582,596	370,938
Zoetis Inc.	8,447,369	363,490
* Mylan Inc.	6,304,986	355,412
Zimmer Holdings Inc.	2,850,406	323,293
* Intuitive Surgical Inc.	610,606	322,974
St. Jude Medical Inc.	4,817,352	313,272
* Boston Scientific Corp.	22,320,788	295,750
* DaVita HealthCare Partners Inc.	3,436,000	260,243
* Edwards Lifesciences Corp.	1,802,052	229,545
* BioMarin Pharmaceutical Inc.	2,497,702	225,792
CR Bard Inc.	1,259,117	209,794
* CareFusion Corp.	3,429,752	203,521
* Henry Schein Inc.	1,423,963	193,873
* Mallinckrodt plc	1,955,456	193,649
* Incyte Corp.	2,572,347	188,064
* Endo International plc	2,487,681	179,412
* Hospira Inc.	2,849,252	174,517
Universal Health Services Inc. Class B	1,540,454	171,391
Quest Diagnostics Inc.	2,415,715	161,998
* Jazz Pharmaceuticals plc	970,298	158,867
* Laboratory Corp. of America Holdings	1,425,382	153,799
* Waters Corp.	1,338,721	150,901
* Varian Medical Systems Inc.	1,719,975	148,795
* Alkermes plc	2,460,428	144,083
^ ResMed Inc.	2,342,840	131,340
Cooper Cos. Inc.	809,414	131,198
* Cubist Pharmaceuticals Inc.	1,285,741	129,410
DENTSPLY International Inc.	2,400,373	127,868
* Pharmacyclics Inc.	1,017,797	124,436
* Medivation Inc.	1,243,643	123,879
* Isis Pharmaceuticals Inc.	1,983,697	122,473
* IDEXX Laboratories Inc.	812,926	120,533
* Salix Pharmaceuticals Ltd.	1,017,423	116,943

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	MEDNAX Inc.	1,708,173	112,927
*	Brookdale Senior Living Inc.	3,053,202	111,961
*	Hologic Inc.	3,987,152	106,616
*	Alnylam Pharmaceuticals Inc.	1,036,052	100,497
*	Community Health Systems Inc.	1,853,408	99,936
*	Covance Inc.	951,446	98,798
*	United Therapeutics Corp.	757,732	98,119
*	Centene Corp.	894,562	92,900
*	Sirona Dental Systems Inc.	960,809	83,946
*	Tenet Healthcare Corp.	1,648,562	83,533
*	Puma Biotechnology Inc.	431,506	81,671
	Teleflex Inc.	695,093	79,811
*	Envision Healthcare Holdings Inc.	2,157,641	74,849
*	Quintiles Transnational Holdings Inc.	1,237,586	72,857
	Patterson Cos. Inc.	1,460,051	70,228
*	Team Health Holdings Inc.	1,192,706	68,616
*	DexCom Inc.	1,237,918	68,147
*	Health Net Inc.	1,271,230	68,049
	West Pharmaceutical Services Inc.	1,227,658	65,361
	STERIS Corp.	988,860	64,128
*	Cepheid	1,183,129	64,055
*	Align Technology Inc.	1,144,510	63,990
*	WellCare Health Plans Inc.	732,327	60,095
	Bio-Techne Corp.	625,960	57,839
*	NPS Pharmaceuticals Inc.	1,616,804	57,833
*	Avanir Pharmaceuticals Inc.	3,236,498	54,859
*	LifePoint Hospitals Inc.	756,440	54,396
	HealthSouth Corp.	1,401,625	53,907
*	Seattle Genetics Inc.	1,664,823	53,491
*	PAREXEL International Corp.	921,106	51,177
*	Pacira Pharmaceuticals Inc.	575,670	51,039
*	Receptos Inc.	416,512	51,027
*	Alere Inc.	1,337,520	50,826
*	Charles River Laboratories International Inc.	794,362	50,553
*	Akorn Inc.	1,280,976	46,371
*	Acadia Healthcare Co. Inc.	755,004	46,214
*,^	Agios Pharmaceuticals Inc.	400,181	44,836
*	Amsurg Corp.	806,949	44,164
*	Insulet Corp.	939,950	43,294
	Hill-Rom Holdings Inc.	948,986	43,293
*	ACADIA Pharmaceuticals Inc.	1,325,851	42,096
*,^	Myriad Genetics Inc.	1,232,576	41,982
*	Bio-Rad Laboratories Inc. Class A	345,652	41,672
*,^	OPKO Health Inc.	4,067,423	40,634
*,^	Exact Sciences Corp.	1,434,166	39,354
*	Bluebird Bio Inc.	423,595	38,852
*	NuVasive Inc.	797,588	37,614
	Owens & Minor Inc.	1,058,400	37,160
*	Impax Laboratories Inc.	1,138,184	36,058
*,^	Halyard Health Inc.	781,161	35,519
	Healthcare Services Group Inc.	1,114,788	34,480
*	Synageva BioPharma Corp.	361,117	33,508
*	Nektar Therapeutics	2,160,984	33,495
*	Intercept Pharmaceuticals Inc.	214,580	33,474
*	Bruker Corp.	1,695,421	33,264
*	Haemonetics Corp.	860,966	32,217
*	Ironwood Pharmaceuticals Inc. Class A	2,062,855	31,603
*	HMS Holdings Corp.	1,470,330	31,083
*	Neogen Corp.	617,915	30,642
*	Dyax Corp.	2,166,701	30,464
*	Prestige Brands Holdings Inc.	873,250	30,319
*	Thoratec Corp.	933,963	30,316
*	Medicines Co.	1,092,532	30,230
*	Molina Healthcare Inc.	563,301	30,154

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Auxilium Pharmaceuticals Inc.	849,743	29,218
*	Magellan Health Inc.	479,099	28,760
*	Acorda Therapeutics Inc.	698,053	28,529
*	Globus Medical Inc.	1,180,250	28,055
*	Celldex Therapeutics Inc.	1,502,997	27,430
*	Neurocrine Biosciences Inc.	1,202,062	26,854
*	Air Methods Corp.	587,572	25,871
	Select Medical Holdings Corp.	1,775,043	25,561
*	Spectranetics Corp.	720,124	24,902
	Cantel Medical Corp.	561,811	24,304
*	PTC Therapeutics Inc.	462,149	23,925
*	Cyberonics Inc.	424,212	23,620
*	ABIOMED Inc.	612,577	23,315
*	Wright Medical Group Inc.	851,737	22,886
*	Novavax Inc.	3,762,896	22,314
*	Integra LifeSciences Holdings Corp.	408,829	22,171
*,^	Keryx Biopharmaceuticals Inc.	1,541,855	21,817
*,^	MannKind Corp.	4,091,602	21,338
^	PDL BioPharma Inc.	2,707,023	20,871
*	Masimo Corp.	788,336	20,765
*	Clovis Oncology Inc.	366,946	20,549
	Abaxis Inc.	357,946	20,342
	Kindred Healthcare Inc.	1,108,308	20,149
*	Chimerix Inc.	500,011	20,130
*	HeartWare International Inc.	269,072	19,758
*,^	ARIAD Pharmaceuticals Inc.	2,795,058	19,202
*	Horizon Pharma plc	1,488,088	19,181
^	Theravance Inc.	1,353,257	19,149
*	Catalent Inc.	684,383	19,081
*	Achillion Pharmaceuticals Inc.	1,551,744	19,009
*	ICU Medical Inc.	230,663	18,891
*	Omnicell Inc.	565,743	18,737
	CONMED Corp.	412,285	18,536
*	Natus Medical Inc.	514,280	18,535
*	Anacor Pharmaceuticals Inc.	573,446	18,494
*	Ophthotech Corp.	401,949	18,035
*,^	Merrimack Pharmaceuticals Inc.	1,571,701	17,760
	Analogic Corp.	208,627	17,652
*	Ultragenyx Pharmaceutical Inc.	394,894	17,328
*	Lannett Co. Inc.	390,187	16,731
*	NxStage Medical Inc.	930,663	16,687
*	Sangamo BioSciences Inc.	1,091,108	16,596
*	MiMedx Group Inc.	1,436,273	16,560
*	Ligand Pharmaceuticals Inc.	311,088	16,553
*	Tornier NV	641,320	16,354
*,^	Intrexon Corp.	588,431	16,200
*	Portola Pharmaceuticals Inc.	565,244	16,008
*	Endologix Inc.	1,041,851	15,930
*	Halozyme Therapeutics Inc.	1,646,698	15,891
*	Tetraphase Pharmaceuticals Inc.	397,795	15,796
*	Depomed Inc.	974,343	15,697
*	Fluidigm Corp.	464,934	15,682
*	AMAG Pharmaceuticals Inc.	366,235	15,609
*	Volcano Corp.	858,113	15,343
	Ensign Group Inc.	333,280	14,794
*	Quidel Corp.	490,542	14,186
*	Cardiovascular Systems Inc.	471,196	14,174
*	BioCryst Pharmaceuticals Inc.	1,136,303	13,817
*	Amedisys Inc.	468,113	13,739
*	Emergent Biosolutions Inc.	500,390	13,626
*,^	Omeros Corp.	540,853	13,402
*	Auspex Pharmaceuticals Inc.	255,162	13,391
*	Bio-Reference Laboratories Inc.	414,936	13,332
*	Zeltiq Aesthetics Inc.	471,468	13,159

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Infinity Pharmaceuticals Inc.	775,891	13,105
*	IPC The Hospitalist Co. Inc.	284,583	13,060
*,^	NewLink Genetics Corp.	327,254	13,008
*,^	Arena Pharmaceuticals Inc.	3,678,982	12,766
*	Amicus Therapeutics Inc.	1,518,866	12,637
*	Acceleron Pharma Inc.	321,543	12,527
*	VWR Corp.	478,652	12,383
*	Hanger Inc.	555,538	12,166
*,^	Kite Pharma Inc.	210,129	12,118
*	MacroGenics Inc.	344,683	12,088
*	Luminex Corp.	642,337	12,050
*	Affymetrix Inc.	1,202,458	11,868
*,^	Orexigen Therapeutics Inc.	1,942,421	11,771
*	Merit Medical Systems Inc.	677,675	11,744
	Meridian Bioscience Inc.	688,831	11,338
*	Capital Senior Living Corp.	449,106	11,187
*,^	Raptor Pharmaceutical Corp.	1,045,027	10,994
*	Healthways Inc.	543,445	10,804
*	OvaScience Inc.	242,172	10,709
*	Orthofix International NV	354,797	10,665
*	Insmed Inc.	687,527	10,636
*	HealthStream Inc.	349,895	10,315
*	Cempra Inc.	437,959	10,296
*	Repligen Corp.	518,991	10,276
*	Array BioPharma Inc.	2,169,778	10,263
*	PharMerica Corp.	485,578	10,056
*,^	Insys Therapeutics Inc.	237,092	9,996
	Atrion Corp.	29,008	9,863
*	Anika Therapeutics Inc.	236,145	9,621
*	Triple-S Management Corp. Class B	399,337	9,548
*	Momenta Pharmaceuticals Inc.	783,066	9,428
*	Sagent Pharmaceuticals Inc.	375,007	9,416
*	Cynosure Inc. Class A	340,138	9,327
*,^	Relypsa Inc.	301,016	9,271
*,^	Vanda Pharmaceuticals Inc.	646,328	9,255
*	Aegerion Pharmaceuticals Inc.	437,952	9,171
*,^	Accuray Inc.	1,211,347	9,146
*	Universal American Corp.	985,290	9,143
*,^	Immunomedics Inc.	1,903,481	9,137
*	GenMark Diagnostics Inc.	659,523	8,976
*,^	Sarepta Therapeutics Inc.	616,354	8,919
*	Progenics Pharmaceuticals Inc.	1,170,474	8,849
*	OraSure Technologies Inc.	872,068	8,843
*	ImmunoGen Inc.	1,443,110	8,803
*	BioDelivery Sciences International Inc.	726,747	8,736
*	LDR Holding Corp.	263,214	8,628
	National Healthcare Corp.	136,649	8,587
*,^	Geron Corp.	2,626,942	8,538
*	KYTHERA Biopharmaceuticals Inc.	246,134	8,536
*,^	Foundation Medicine Inc.	379,776	8,439
*,^	Spectrum Pharmaceuticals Inc.	1,211,425	8,395
*	TG Therapeutics Inc.	529,637	8,389
*,^	Inovio Pharmaceuticals Inc.	906,952	8,326
	Invacare Corp.	490,999	8,229
*	Aratana Therapeutics Inc.	461,764	8,229
*,^	Accelerate Diagnostics Inc.	426,643	8,187
*,^	Karyopharm Therapeutics Inc.	217,868	8,155
*	Gentiva Health Services Inc.	426,373	8,122
*	XenoPort Inc.	925,528	8,117
*	Vascular Solutions Inc.	295,040	8,013
*,^	Cerus Corp.	1,282,710	8,004
*	AngioDynamics Inc.	420,367	7,991
	US Physical Therapy Inc.	189,756	7,962
*	AtriCure Inc.	392,209	7,828

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Regulus Therapeutics Inc.	486,882	7,810
*,^	Genomic Health Inc.	243,974	7,800
*	CorVel Corp.	209,170	7,785
*,^	Organovo Holdings Inc.	1,067,075	7,736
*,^	Rockwell Medical Inc.	751,084	7,721
*	Surgical Care Affiliates Inc.	228,978	7,705
*	Paratek Pharmaceuticals Inc.	199,377	7,686
*	Vital Therapies Inc.	305,802	7,624
*	TherapeuticsMD Inc.	1,687,445	7,509
*	BioScrip Inc.	1,066,259	7,453
*	Dynavax Technologies Corp.	436,541	7,360
*,^	Sequenom Inc.	1,922,119	7,112
*	LHC Group Inc.	221,918	6,919
*	Radius Health Inc.	176,507	6,868
*,^	ZIOPHARM Oncology Inc.	1,346,771	6,828
*	Pacific Biosciences of California Inc.	866,331	6,792
*,^	Arrowhead Research Corp.	896,166	6,614
*	Albany Molecular Research Inc.	398,682	6,491
*	ANI Pharmaceuticals Inc.	113,165	6,381
*	Esperion Therapeutics Inc.	151,465	6,125
*	SciClone Pharmaceuticals Inc.	694,155	6,081
*	IGI Laboratories Inc.	688,616	6,060
*	Theravance Biopharma Inc.	401,700	5,993
*	Epizyme Inc.	314,333	5,931
*,^	Retrophin Inc.	472,724	5,786
*	INC Research Holdings Inc. Class A	215,595	5,539
*	Enanta Pharmaceuticals Inc.	104,349	5,306
*,^	Unilife Corp.	1,568,360	5,254
*	Idera Pharmaceuticals Inc.	1,180,353	5,205
*	Aerie Pharmaceuticals Inc.	176,352	5,148
*	Zafgen Inc.	166,747	5,142
*	Five Prime Therapeutics Inc.	190,253	5,137
	CryoLife Inc.	451,205	5,112
*	Nevro Corp.	130,746	5,056
*	STAAR Surgical Co.	552,592	5,034
*	SurModics Inc.	227,260	5,022
*	Antares Pharma Inc.	1,943,926	4,996
*	Hyperion Therapeutics Inc.	206,935	4,966
*,^	ZS Pharma Inc.	117,535	4,886
*	CTI BioPharma Corp.	1,974,792	4,661
*	RTI Surgical Inc.	895,897	4,659
*	Adeptus Health Inc. Class A	123,939	4,635
*	RadNet Inc.	530,072	4,527
*	XOMA Corp.	1,256,594	4,511
*	La Jolla Pharmaceutical Co.	242,827	4,480
*	Addus HomeCare Corp.	182,852	4,438
*	Cytokinetics Inc.	548,302	4,392
*,^	Lexicon Pharmaceuticals Inc.	4,782,745	4,352
*,^	Synergy Pharmaceuticals Inc.	1,414,007	4,313
*	Osiris Therapeutics Inc.	268,549	4,294
*	Inogen Inc.	136,507	4,282
*	Civitas Solutions Inc.	245,598	4,183
*,^	VIVUS Inc.	1,446,580	4,166
*	BioTelemetry Inc.	413,639	4,149
*,^	Exelixis Inc.	2,864,801	4,125
*	Avalanche Biotechnologies Inc.	76,150	4,112
*,^	Navidea Biopharmaceuticals Inc.	2,169,334	4,100
*	Supernus Pharmaceuticals Inc.	489,802	4,065
*	K2M Group Holdings Inc.	193,080	4,030
*	Alder Biopharmaceuticals Inc.	138,050	4,016
*,^	Peregrine Pharmaceuticals Inc.	2,869,789	3,989
*	Dermira Inc.	219,093	3,968
*	Revance Therapeutics Inc.	232,773	3,943
*,^	Northwest Biotherapeutics Inc.	734,898	3,932

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Otonomy Inc.	117,790	3,926
*	Sucampo Pharmaceuticals Inc. Class A	274,858	3,925
*	Almost Family Inc.	134,223	3,886
*	Pernix Therapeutics Holdings Inc.	411,048	3,860
*	Repros Therapeutics Inc.	370,687	3,696
*	Exactech Inc.	156,674	3,693
*	Agenus Inc.	928,197	3,685
*	Heron Therapeutics Inc.	356,448	3,586
*	Xencor Inc.	221,547	3,554
*,^	Neuralstem Inc.	1,298,798	3,533
*	POZEN Inc.	441,400	3,531
*	Rigel Pharmaceuticals Inc.	1,474,224	3,346
*	OncoMed Pharmaceuticals Inc.	152,124	3,310
*	NeoGenomics Inc.	792,663	3,305
*	Derma Sciences Inc.	352,478	3,282
*	Concert Pharmaceuticals Inc.	241,075	3,211
*	Corcept Therapeutics Inc.	1,065,416	3,196
*,^	Endocyte Inc.	506,248	3,184
*	Verastem Inc.	345,500	3,158
*	AAC Holdings Inc.	101,441	3,137
*	Atara Biotherapeutics Inc.	117,173	3,134
*	Targacept Inc.	1,187,129	3,122
*,^	AcelRx Pharmaceuticals Inc.	460,832	3,101
*	Stemline Therapeutics Inc.	179,382	3,060
*,^	Bio-Path Holdings Inc.	1,149,371	3,057
*	Sorrento Therapeutics Inc.	302,446	3,046
*,^	Galena Biopharma Inc.	2,016,609	3,045
	Utah Medical Products Inc.	49,349	2,963
*	Versartis Inc.	131,766	2,958
*,^	ChemoCentryx Inc.	432,940	2,957
*,^	Sage Therapeutics Inc.	80,489	2,946
*	Alliance HealthCare Services Inc.	140,174	2,942
*,^	Tenax Therapeutics Inc.	761,068	2,923
*	Celladon Corp.	149,315	2,916
*	Calithera Biosciences Inc.	144,120	2,911
*	Pfenex Inc.	394,795	2,890
*	Intersect ENT Inc.	155,077	2,877
*	Skilled Healthcare Group Inc.	333,775	2,860
*,^	Synta Pharmaceuticals Corp.	1,075,903	2,851
*	Zogenix Inc.	2,051,168	2,810
*,^	T2 Biosystems Inc.	143,484	2,761
*	Five Star Quality Care Inc.	663,749	2,755
*	Cutera Inc.	256,696	2,742
*	Cymabay Therapeutics Inc.	276,247	2,716
*	Threshold Pharmaceuticals Inc.	847,950	2,696
*	Catalyst Pharmaceutical Partners Inc.	898,480	2,668
*	Sientra Inc.	158,768	2,666
*	Harvard Bioscience Inc.	468,415	2,656
*	Enzo Biochem Inc.	578,091	2,567
*	Mirati Therapeutics Inc.	137,870	2,553
*,^	Applied Genetic Technologies Corp.	119,802	2,518
*	Oncothyreon Inc.	1,254,003	2,383
*	Provectus Biopharmaceuticals Inc. Class A	2,961,256	2,369
*,^	Ampio Pharmaceuticals Inc.	679,551	2,331
*	Tandem Diabetes Care Inc.	182,951	2,323
*	Sunesis Pharmaceuticals Inc.	909,347	2,319
*	NanoString Technologies Inc.	166,457	2,319
*	Curis Inc.	1,534,909	2,302
*	Dicerna Pharmaceuticals Inc.	138,743	2,285
*,^	BioTime Inc.	607,437	2,266
*,^	Alimera Sciences Inc.	408,232	2,262
*	Advaxis Inc.	274,338	2,197
*	BioSpecifics Technologies Corp.	56,829	2,195
*	Flexion Therapeutics Inc.	107,040	2,161

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Tokai Pharmaceuticals Inc.	145,408	2,143
*,^	CytRx Corp.	766,943	2,101
*,^	NeoStem Inc.	541,648	2,042
*	Proteon Therapeutics Inc.	188,920	1,965
*	Vitae Pharmaceuticals Inc.	113,758	1,893
*	Achaogen Inc.	144,172	1,881
*	MEI Pharma Inc.	438,914	1,874
*,^	Rexahn Pharmaceuticals Inc.	2,671,243	1,870
*	Ardelyx Inc.	97,009	1,833
*,^	NanoViricides Inc.	650,291	1,769
*,^	Athersys Inc.	1,096,937	1,733
*,^	Biolase Inc.	651,255	1,713
*	Kindred Biosciences Inc.	229,319	1,708
*,^	pSivida Corp.	413,317	1,699
	Psychemedics Corp.	111,707	1,683
	Digirad Corp.	384,321	1,676
*	Discovery Laboratories Inc.	1,421,499	1,649
*,^	Ocera Therapeutics Inc.	254,414	1,621
*	Medgenics Inc.	311,031	1,574
*	Synergetics USA Inc.	352,471	1,533
*	Adamas Pharmaceuticals Inc.	86,255	1,498
*	Akebia Therapeutics Inc.	127,287	1,482
*	PharmAthene Inc.	807,711	1,462
*	Alphatec Holdings Inc.	1,010,264	1,424
	LeMaitre Vascular Inc.	184,330	1,410
*	Wright Medical Group Inc. CVR	288,011	1,377
*	Vical Inc.	1,293,253	1,358
*	Ocular Therapeutix Inc.	57,222	1,346
*,^	Synthetic Biologics Inc.	908,803	1,327
*	Pain Therapeutics Inc.	648,731	1,317
*,^	IsoRay Inc.	899,651	1,313
*,^	Coronado Biosciences Inc.	524,732	1,280
*	TriVascular Technologies Inc.	101,441	1,275
*	Mast Therapeutics Inc.	2,262,298	1,267
*	Immune Design Corp.	40,948	1,260
*	Durect Corp.	1,565,850	1,236
*,^	EnteroMedics Inc.	869,754	1,235
*	Heska Corp.	67,635	1,226
*,^	TearLab Corp.	457,458	1,212
*,^	Galectin Therapeutics Inc.	345,606	1,199
*,^	Argos Therapeutics Inc.	115,127	1,151
*	Symmetry Surgical Inc.	147,214	1,147
*	ArQule Inc.	938,558	1,145
*	Cara Therapeutics Inc.	111,551	1,112
*	Trevena Inc.	178,341	1,066
*,^	Trovagene Inc.	247,726	1,065
*	Vericel Corp.	343,699	1,045
*	Fonar Corp.	99,791	1,038
*	Amphastar Pharmaceuticals Inc.	88,468	1,027
*	Fibrocell Science Inc.	392,939	1,006
*	Veracyte Inc.	101,153	977
*	Juno Therapeutics Inc.	18,684	976
*	InfuSystems Holdings Inc.	299,233	943
*	Eleven Biotherapeutics Inc.	79,313	942
*,^	Venaxis Inc.	529,350	937
*	Cumberland Pharmaceuticals Inc.	154,970	930
*	Sunshine Heart Inc.	217,895	924
*	AdCare Health Systems Inc.	229,366	920
*,^	StemCells Inc.	968,924	910
*,^	Conatus Pharmaceuticals Inc.	129,965	910
*	Iridex Corp.	105,201	897
*	Tonix Pharmaceuticals Holding Corp.	152,365	890
*	GlycoMimetics Inc.	122,530	882
*	Cardica Inc.	1,191,679	834

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	PhotoMedex Inc.	542,154	830
*	Fate Therapeutics Inc.	162,538	818
*	Cellular Dynamics International Inc.	125,885	809
*	Bellicum Pharmaceuticals Inc.	34,714	800
*	Cancer Genetics Inc.	119,635	799
*	MediciNova Inc.	251,354	764
*	Columbia Laboratories Inc.	132,981	745
*	Bovie Medical Corp.	203,029	737
*	Retractable Technologies Inc.	146,954	735
*	Alliqua Inc.	135,173	716
*,^	Hemispherx Biopharma Inc.	2,796,855	699
*	AVEO Pharmaceuticals Inc.	814,566	684
*	Assembly Biosciences Inc.	87,068	684
*	KaloBios Pharmaceuticals Inc.	383,692	664
*	ImmunoCellular Therapeutics Ltd.	904,721	660
*,^	CEL-SCI Corp.	1,129,076	656
*,^	Apricus Biosciences Inc.	654,162	654
*	BIND Therapeutics Inc.	120,615	651
*,^	Hansen Medical Inc.	1,170,151	650
*	Nanosphere Inc.	1,647,468	646
*,^	Alexza Pharmaceuticals Inc.	425,033	633
*,^	Onconova Therapeutics Inc.	187,699	618
*	OncoGenex Pharmaceuticals Inc.	266,569	610
*	Misonix Inc.	49,251	609
*	Uroplasty Inc.	292,998	604
*	Genocea Biosciences Inc.	85,345	597
*	Enzon Pharmaceuticals Inc.	538,301	587
*,^	Imprimis Pharmaceuticals Inc.	75,879	569
*	Coherus Biosciences Inc.	33,903	553
*	AxoGen Inc.	151,348	543
*	Celsion Corp.	214,403	500
*	Aradigm Corp.	65,076	496
*	Hooper Holmes Inc.	938,591	488
*,^	CorMedix Inc.	254,104	485
*	Chembio Diagnostics Inc.	122,289	481
*	Corium International Inc.	78,000	476
*	Celator Pharmaceuticals Inc.	236,068	463
	Daxor Corp.	66,868	451
*,^	Cytori Therapeutics Inc.	919,452	449
*	Anthera Pharmaceuticals Inc. Class A	283,343	448
*	Cesca Therapeutics Inc.	438,429	447
*	Eagle Pharmaceuticals Inc.	26,985	418
*,^	OXiGENE Inc.	258,400	416
	Span-America Medical Systems Inc.	24,343	414
*	Vermillion Inc.	203,064	404
*	Harvard Apparatus Regenerative Technology Inc.	126,171	401
*,^	Palatin Technologies Inc.	545,469	398
*,^	Atossa Genetics Inc.	272,217	389
*,^	TetraLogic Pharmaceuticals Corp.	80,481	388
*,^	Stereotaxis Inc.	258,680	383
*,^	Biodel Inc.	285,268	379
*,^	iBio Inc.	507,208	347
*	Loxo Oncology Inc.	29,100	342
*	Lpath Inc. Class A	119,849	338
*	Regado Biosciences Inc.	362,570	331
*,^	NovaBay Pharmaceuticals Inc.	524,732	331
*	CASI Pharmaceuticals Inc.	238,736	318
*,^	Adamis Pharmaceuticals Corp.	50,765	313
*,^	GTx Inc.	423,568	309
*,^	ARCA biopharma Inc.	320,424	306
*	SCYNEXIS Inc.	30,300	302
*	MGC Diagnostics Corp.	46,575	298
*	ERBA Diagnostics Inc.	91,945	291
*	Amedica Corp.	358,185	287

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	EPIRUS Biopharmaceuticals Inc.	48,893	277
*,^	Opexa Therapeutics Inc.	383,605	276
*	CAS Medical Systems Inc.	165,650	273
*	CareDx Inc.	37,400	271
*	Dipexium Pharmaceuticals Inc.	22,791	259
*	Vision Sciences Inc.	358,120	251
*	Akers Biosciences Inc.	60,354	241
*	Echo Therapeutics Inc.	168,231	227
*,^	Cyclacel Pharmaceuticals Inc.	317,682	222
*	Evoke Pharma Inc.	36,221	214
*	RXi Pharmaceuticals Corp.	132,771	212
*,^	Oculus Innovative Sciences Inc.	145,980	209
*	Oragenics Inc.	226,675	202
*	Neothetics Inc.	26,680	200
*,^	Heat Biologics Inc.	42,176	198
*	iRadimed Corp.	14,700	190
*,^	SIGA Technologies Inc.	130,316	188
*	Cerulean Pharma Inc.	28,566	178
	Diversicare Healthcare Services Inc.	18,197	172
*	Escalon Medical Corp.	105,245	169
*,^	BG Medicine Inc.	353,365	163
*	CombiMatrix Corp.	125,915	162
*	Allied Healthcare Products Inc.	87,500	161
*,^	Cleveland Biolabs Inc.	563,893	161
*,^	Delcath Systems Inc.	131,189	159
*	Response Genetics Inc.	460,766	146
*	Bioanalytical Systems Inc.	65,747	141
*	Acura Pharmaceuticals Inc.	290,832	131
*	BSD Medical Corp.	346,683	123
*	Agile Therapeutics Inc.	16,911	104
*	NephroGenex Inc.	7,674	102
*	Arrhythmia Research Technology Inc.	12,440	96
*	ProPhase Labs Inc.	56,433	81
*	Biocept Inc.	29,465	73
*	USMD Holdings Inc.	5,047	58
*	Recro Pharma Inc.	20,249	58
*	ImmuCell Corp.	5,733	28
*	MGT Capital Investments Inc.	45,300	28
	Birner Dental Management Services Inc.	1,710	25
*	GenVec Inc.	10,369	22
*	Ruthigen Inc.	5,874	21
*	Marinus Pharmaceuticals Inc.	1,800	19
*,^	MELA Sciences Inc.	8,619	10
*	BioLife Solutions Inc.	3,786	6
*	Aldeyra Therapeutics Inc.	798	6
*	Semler Scientific Inc.	2,583	5
*	Sophiris Bio Inc.	3,981	2
			50,351,667
Industrials (12.5%)
	General Electric Co.	169,289,675	4,277,950
	Union Pacific Corp.	14,984,370	1,785,088
	3M Co.	10,797,021	1,774,166
	United Technologies Corp.	14,588,251	1,677,649
	Boeing Co.	10,812,724	1,405,438
	United Parcel Service Inc. Class B	11,827,575	1,314,871
	Honeywell International Inc.	12,533,398	1,252,337
	Accenture plc Class A	10,566,540	943,698
	Caterpillar Inc.	10,202,373	933,823
	Lockheed Martin Corp.	4,526,251	871,620
	Danaher Corp.	10,062,577	862,463
	FedEx Corp.	4,529,659	786,621
	Emerson Electric Co.	11,688,374	721,523
	Automatic Data Processing Inc.	8,125,517	677,424
	General Dynamics Corp.	4,747,136	653,301

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
CSX Corp.	16,842,086	610,189
Precision Castparts Corp.	2,399,856	578,077
Norfolk Southern Corp.	5,211,570	571,240
Raytheon Co.	5,191,063	561,517
Eaton Corp. plc	8,000,099	543,687
Deere & Co.	6,034,688	533,889
Illinois Tool Works Inc.	5,584,856	528,886
Northrop Grumman Corp.	3,396,198	500,566
TE Connectivity Ltd.	6,861,604	433,996
Cummins Inc.	2,927,946	422,122
* LinkedIn Corp. Class A	1,824,479	419,101
PACCAR Inc.	5,956,161	405,078
Waste Management Inc.	7,305,680	374,927
Sherwin-Williams Co.	1,375,017	361,684
Parker-Hannifin Corp.	2,499,256	322,279
* Tyco International plc	7,065,507	309,893
Fidelity National Information Services Inc.	4,786,774	297,737
* Fiserv Inc.	4,120,290	292,417
* Alliance Data Systems Corp.	1,021,994	292,341
Ingersoll-Rand plc	4,481,968	284,112
Amphenol Corp. Class A	5,228,879	281,366
Roper Industries Inc.	1,690,373	264,290
WW Grainger Inc.	1,036,423	264,174
Rockwell Automation Inc.	2,291,012	254,761
Xerox Corp.	18,334,640	254,118
Paychex Inc.	5,476,482	252,849
Agilent Technologies Inc.	5,597,890	229,178
Kansas City Southern	1,854,125	226,259
AMETEK Inc.	4,136,614	217,710
Fastenal Co.	4,482,461	213,186
Pentair plc	3,166,123	210,294
Dover Corp.	2,794,700	200,436
* Stericycle Inc.	1,440,285	188,793
Rockwell Collins Inc.	2,232,569	188,607
CH Robinson Worldwide Inc.	2,466,728	184,733
Pall Corp.	1,809,714	183,161
* FleetCor Technologies Inc.	1,203,569	178,983
Textron Inc.	4,212,912	177,406
* United Rentals Inc.	1,679,282	171,304
Republic Services Inc. Class A	4,207,975	169,371
TransDigm Group Inc.	837,846	164,511
L-3 Communications Holdings Inc.	1,299,188	163,970
Fluor Corp.	2,638,561	159,976
* Verisk Analytics Inc. Class A	2,493,870	159,732
Ball Corp.	2,316,983	157,949
Masco Corp.	5,997,326	151,133
* Sensata Technologies Holding NV	2,834,027	148,531
* Mettler-Toledo International Inc.	482,036	145,797
Vulcan Materials Co.	2,196,601	144,383
Rock-Tenn Co. Class A	2,363,395	144,120
Sealed Air Corp.	3,362,545	142,673
Expeditors International of Washington Inc.	3,105,895	138,554
Flowserve Corp.	2,289,007	136,951
Towers Watson & Co. Class A	1,180,566	133,605
Wabtec Corp.	1,534,361	133,321
JB Hunt Transport Services Inc.	1,578,984	133,029
Packaging Corp. of America	1,648,422	128,659
Robert Half International Inc.	2,176,314	127,053
MeadWestvaco Corp.	2,834,628	125,829
Cintas Corp.	1,599,233	125,444
Fortune Brands Home & Security Inc.	2,724,239	123,326
* Crown Holdings Inc.	2,330,068	118,600
Martin Marietta Materials Inc.	1,072,319	118,298
Xylem Inc.	3,067,324	116,773

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Trimble Navigation Ltd.	4,364,784	115,841
* Flextronics International Ltd.	9,838,696	109,997
Valspar Corp.	1,250,541	108,147
ADT Corp.	2,923,857	105,931
IDEX Corp.	1,339,420	104,260
* B/E Aerospace Inc.	1,770,198	102,707
Acuity Brands Inc.	730,271	102,289
* Spirit AeroSystems Holdings Inc. Class A	2,370,454	102,024
* Quanta Services Inc.	3,575,218	101,500
Allison Transmission Holdings Inc.	2,964,742	100,505
Avnet Inc.	2,317,611	99,704
* Jacobs Engineering Group Inc.	2,199,120	98,279
Carlisle Cos. Inc.	1,077,090	97,197
* Arrow Electronics Inc.	1,653,353	95,713
Total System Services Inc.	2,810,836	95,456
* Keysight Technologies Inc.	2,807,472	94,808
* CoStar Group Inc.	514,533	94,484
Global Payments Inc.	1,152,344	93,029
Hubbell Inc. Class B	865,570	92,469
Broadridge Financial Solutions Inc.	1,999,903	92,355
Huntington Ingalls Industries Inc.	814,888	91,642
ManpowerGroup Inc.	1,335,680	91,053
Donaldson Co. Inc.	2,343,415	90,526
* Old Dominion Freight Line Inc.	1,160,934	90,135
Allegion plc	1,617,625	89,713
Waste Connections Inc.	1,980,150	87,107
Jack Henry & Associates Inc.	1,391,346	86,458
Lincoln Electric Holdings Inc.	1,227,241	84,790
* Vantiv Inc. Class A	2,445,971	82,967
PerkinElmer Inc.	1,887,319	82,532
* HD Supply Holdings Inc.	2,796,224	82,461
Ryder System Inc.	881,645	81,861
Graco Inc.	1,009,933	80,976
* AECOM Technology Corp.	2,586,061	78,539
Joy Global Inc.	1,670,235	77,699
FLIR Systems Inc.	2,395,635	77,403
* Genesee & Wyoming Inc. Class A	858,009	77,152
Chicago Bridge & Iron Co. NV	1,822,488	76,508
* Colfax Corp.	1,459,188	75,250
Bemis Co. Inc.	1,656,643	74,897
* Owens-Illinois Inc.	2,766,609	74,671
* Graphic Packaging Holding Co.	5,464,030	74,420
Sonoco Products Co.	1,698,008	74,203
Trinity Industries Inc.	2,620,028	73,387
MDU Resources Group Inc.	3,111,172	73,113
* Kirby Corp.	901,697	72,803
AO Smith Corp.	1,290,048	72,772
Nordson Corp.	918,615	71,615
AptarGroup Inc.	1,064,402	71,145
Lennox International Inc.	730,021	69,403
Owens Corning	1,885,000	67,502
* Hexcel Corp.	1,622,673	67,325
Oshkosh Corp.	1,374,449	66,867
* Zebra Technologies Corp.	849,330	65,747
MSC Industrial Direct Co. Inc. Class A	808,370	65,680
Jabil Circuit Inc.	3,003,820	65,573
* WEX Inc.	651,225	64,419
FEI Co.	703,376	63,550
Alliant Techsystems Inc.	536,166	62,329
* Berry Plastics Group Inc.	1,967,343	62,070
ITT Corp.	1,533,260	62,036
AGCO Corp.	1,343,243	60,715
Eagle Materials Inc.	798,554	60,714
Toro Co.	935,325	59,683

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Teledyne Technologies Inc.	569,724	58,533
	MAXIMUS Inc.	1,063,605	58,328
	Timken Co.	1,363,272	58,184
	Triumph Group Inc.	856,288	57,560
*	Cognex Corp.	1,391,406	57,507
	Belden Inc.	723,242	56,999
*	WESCO International Inc.	747,091	56,936
	CLARCOR Inc.	848,517	56,545
	Air Lease Corp. Class A	1,644,127	56,410
	RR Donnelley & Sons Co.	3,346,423	56,237
*	USG Corp.	1,995,709	55,860
	SPX Corp.	647,614	55,643
	Landstar System Inc.	759,792	55,108
	Babcock & Wilcox Co.	1,817,851	55,081
	Exelis Inc.	3,138,470	55,017
	National Instruments Corp.	1,739,882	54,093
	World Fuel Services Corp.	1,151,450	54,038
*	Esterline Technologies Corp.	482,312	52,900
	Regal-Beloit Corp.	689,802	51,873
*	Generac Holdings Inc.	1,105,404	51,689
	Deluxe Corp.	826,921	51,476
	Curtiss-Wright Corp.	727,241	51,336
	Manitowoc Co. Inc.	2,264,624	50,048
	Woodward Inc.	993,900	48,930
	Terex Corp.	1,746,938	48,705
^	Valmont Industries Inc.	380,049	48,266
	EnerSys	778,146	48,027
*	Moog Inc. Class A	648,056	47,976
	EMCOR Group Inc.	1,076,177	47,879
	Con-way Inc.	967,293	47,571
	Kennametal Inc.	1,320,738	47,269
	Crane Co.	789,659	46,353
	Watsco Inc.	431,604	46,182
*	Euronet Worldwide Inc.	841,164	46,180
*	Genpact Ltd.	2,396,207	45,360
	Covanta Holding Corp.	2,012,378	44,292
	GATX Corp.	759,772	43,717
*	CoreLogic Inc.	1,368,534	43,232
*	XPO Logistics Inc.	1,051,878	43,001
*,^	IPG Photonics Corp.	566,394	42,434
*	Clean Harbors Inc.	859,877	41,317
*	Anixter International Inc.	466,685	41,283
*	Swift Transportation Co.	1,437,516	41,156
	KBR Inc.	2,424,081	41,088
	Corporate Executive Board Co.	566,322	41,075
	Silgan Holdings Inc.	742,513	39,799
*	Louisiana-Pacific Corp.	2,369,425	39,238
*	DigitalGlobe Inc.	1,265,151	39,182
*	Rexnord Corp.	1,360,444	38,378
*	Armstrong World Industries Inc.	739,689	37,813
	Booz Allen Hamilton Holding Corp.	1,404,159	37,252
*	WageWorks Inc.	571,411	36,896
*	Cimpress NV	490,740	36,727
*	KLX Inc.	885,057	36,509
	Littelfuse Inc.	376,349	36,382
*	MWI Veterinary Supply Inc.	203,169	34,520
	HEICO Corp. Class A	723,763	34,277
	Knight Transportation Inc.	1,012,928	34,095
*	Knowles Corp.	1,422,293	33,495
*	Sanmina Corp.	1,387,801	32,655
	Mueller Industries Inc.	954,609	32,590
	Vishay Intertechnology Inc.	2,256,695	31,932
	Heartland Payment Systems Inc.	576,626	31,109
	UniFirst Corp.	255,804	31,067

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Convergys Corp.	1,511,002	30,779
	Barnes Group Inc.	816,193	30,207
	Mobile Mini Inc.	742,189	30,066
*	Advisory Board Co.	609,168	29,837
*	Masonite International Corp.	477,214	29,330
	MSA Safety Inc.	542,332	28,792
	Applied Industrial Technologies Inc.	631,152	28,774
*	Cardtronics Inc.	745,587	28,765
	Watts Water Technologies Inc. Class A	449,354	28,507
	Tetra Tech Inc.	1,067,233	28,495
	TimkenSteel Corp.	767,610	28,425
	United Stationers Inc.	657,132	27,705
*	Navistar International Corp.	819,904	27,450
*	On Assignment Inc.	815,702	27,073
	Actuant Corp. Class A	982,656	26,768
*	Orbital Sciences Corp.	995,188	26,761
*	FTI Consulting Inc.	692,189	26,739
*	Huron Consulting Group Inc.	388,838	26,593
*	ExamWorks Group Inc.	630,556	26,225
	Forward Air Corp.	518,805	26,132
	Heartland Express Inc.	963,467	26,023
	Mueller Water Products Inc. Class A	2,528,743	25,894
	Franklin Electric Co. Inc.	683,153	25,639
	Harsco Corp.	1,350,458	25,510
*	Meritor Inc.	1,680,959	25,467
*	Coherent Inc.	419,276	25,458
*,^	NeuStar Inc. Class A	907,362	25,225
*	Itron Inc.	591,952	25,034
*	EnPro Industries Inc.	398,277	24,996
	Matson Inc.	721,880	24,919
*	Rogers Corp.	305,278	24,862
	TAL International Group Inc.	565,635	24,645
*	Proto Labs Inc.	366,339	24,603
	RBC Bearings Inc.	380,430	24,549
	ABM Industries Inc.	854,936	24,494
	Simpson Manufacturing Co. Inc.	707,853	24,492
*	Boise Cascade Co.	655,508	24,352
	Otter Tail Corp.	785,387	24,316
*	Korn/Ferry International	833,630	23,975
*	Outerwall Inc.	314,137	23,629
*	MasTec Inc.	1,027,691	23,236
*	Benchmark Electronics Inc.	909,534	23,139
	EVERTEC Inc.	1,043,892	23,101
	Werner Enterprises Inc.	738,395	23,001
*	Plexus Corp.	557,980	22,994
*,^	Ambarella Inc.	450,768	22,863
*	LifeLock Inc.	1,233,617	22,834
	Granite Construction Inc.	599,897	22,808
*	Saia Inc.	411,407	22,775
*	PHH Corp.	947,655	22,706
*	OSI Systems Inc.	318,505	22,541
*	TriMas Corp.	719,075	22,500
*	Veeco Instruments Inc.	644,814	22,491
	Tennant Co.	308,548	22,268
*	Hub Group Inc. Class A	584,344	22,252
^	Greenbrier Cos. Inc.	413,443	22,214
	G&K Services Inc. Class A	312,988	22,175
	Methode Electronics Inc.	605,845	22,119
*	Trex Co. Inc.	517,567	22,038
*,^	TASER International Inc.	828,924	21,950
	Aircastle Ltd.	1,018,832	21,772
*	Atlas Air Worldwide Holdings Inc.	419,025	20,658
	Brady Corp. Class A	754,496	20,628
*	Greatbatch Inc.	418,350	20,625

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Greif Inc. Class A	430,682	20,341
*	TriNet Group Inc.	644,557	20,162
	Apogee Enterprises Inc.	469,312	19,885
	Brink's Co.	807,966	19,722
*	Imperva Inc.	395,087	19,529
*,^	Universal Display Corp.	697,576	19,358
*	Headwaters Inc.	1,288,849	19,320
	Albany International Corp.	504,563	19,168
	AZZ Inc.	408,209	19,153
	MTS Systems Corp.	251,373	18,860
	Kaman Corp.	461,929	18,519
	Cubic Corp.	348,845	18,363
	ArcBest Corp.	393,991	18,269
*	UTi Worldwide Inc.	1,511,038	18,238
*	FARO Technologies Inc.	287,612	18,027
	CIRCOR International Inc.	295,692	17,824
*	GenCorp Inc.	968,232	17,719
	AAR Corp.	628,663	17,464
^	Lindsay Corp.	202,408	17,354
	Exponent Inc.	208,845	17,230
	Universal Forest Products Inc.	321,653	17,112
	Standex International Corp.	213,827	16,520
	ESCO Technologies Inc.	438,804	16,192
*	Tutor Perini Corp.	660,648	15,902
*	TrueBlue Inc.	714,153	15,890
*	Sykes Enterprises Inc.	659,803	15,486
	Federal Signal Corp.	996,357	15,384
	Raven Industries Inc.	615,239	15,381
*	ExlService Holdings Inc.	531,005	15,245
	AAON Inc.	678,589	15,194
	John Bean Technologies Corp.	461,222	15,156
	McGrath RentCorp	420,455	15,077
	Sun Hydraulics Corp.	381,787	15,035
	H&E Equipment Services Inc.	534,644	15,018
*	AMN Healthcare Services Inc.	765,744	15,009
*	Astronics Corp.	266,362	14,732
	Primoris Services Corp.	607,447	14,117
*	Wabash National Corp.	1,141,040	14,103
	US Ecology Inc.	345,348	13,855
*	Wesco Aircraft Holdings Inc.	988,650	13,821
	Acacia Research Corp.	806,415	13,661
	Badger Meter Inc.	229,382	13,614
*	Rofin-Sinar Technologies Inc.	463,923	13,347
	Textainer Group Holdings Ltd.	388,318	13,327
*	Team Inc.	328,224	13,280
*	ICF International Inc.	323,517	13,258
	Insperity Inc.	386,148	13,087
*	Navigant Consulting Inc.	822,709	12,645
*	II-VI Inc.	922,924	12,598
*	Engility Holdings Inc.	293,878	12,578
*	Thermon Group Holdings Inc.	509,699	12,330
	Astec Industries Inc.	311,800	12,257
	Materion Corp.	344,447	12,135
	Quanex Building Products Corp.	643,487	12,085
	ManTech International Corp. Class A	397,672	12,022
*	Newport Corp.	626,147	11,966
*	Nortek Inc.	146,032	11,877
	Altra Industrial Motion Corp.	417,507	11,853
	Multi-Color Corp.	211,951	11,746
*	Aegion Corp. Class A	623,302	11,600
	Encore Wire Corp.	310,006	11,573
	AVX Corp.	824,879	11,548
	General Cable Corp.	761,360	11,344
*	RPX Corp.	820,931	11,312

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Kforce Inc.	463,506	11,184
* YRC Worldwide Inc.	495,945	11,154
^ Sturm Ruger & Co. Inc.	321,991	11,151
* Rentrak Corp.	152,919	11,136
HEICO Corp.	183,907	11,108
* Roadrunner Transportation Systems Inc.	475,106	11,094
Comfort Systems USA Inc.	614,508	10,520
Resources Connection Inc.	623,775	10,261
Hyster-Yale Materials Handling Inc.	137,928	10,096
Gorman-Rupp Co.	313,321	10,064
Griffon Corp.	755,494	10,048
Cass Information Systems Inc.	186,902	9,953
Quad/Graphics Inc.	430,783	9,891
* GrafTech International Ltd.	1,940,101	9,817
CTS Corp.	542,531	9,673
* Air Transport Services Group Inc.	1,124,504	9,626
* NCI Building Systems Inc.	513,788	9,515
* Fabrinet	531,266	9,425
Park-Ohio Holdings Corp.	148,367	9,352
* MYR Group Inc.	341,279	9,351
Schnitzer Steel Industries Inc.	412,632	9,309
Advanced Drainage Systems Inc.	404,025	9,284
* Checkpoint Systems Inc.	656,848	9,019
Columbus McKinnon Corp.	318,086	8,919
* Lydall Inc.	270,855	8,889
* Aerovironment Inc.	325,293	8,864
Viad Corp.	327,590	8,734
* Echo Global Logistics Inc.	297,030	8,673
* American Woodmark Corp.	214,337	8,668
* DXP Enterprises Inc.	169,354	8,557
Celadon Group Inc.	369,338	8,380
* Smith & Wesson Holding Corp.	884,310	8,374
Park Electrochemical Corp.	335,171	8,356
Marten Transport Ltd.	382,054	8,352
American Railcar Industries Inc.	160,542	8,268
* Great Lakes Dredge & Dock Corp.	958,771	8,207
LB Foster Co. Class A	167,086	8,115
* Gibraltar Industries Inc.	497,883	8,096
Kelly Services Inc. Class A	469,834	7,997
Kadant Inc.	183,478	7,833
Douglas Dynamics Inc.	361,137	7,739
Eagle Bulk Shipping Inc.	523,137	7,674
* Global Cash Access Holdings Inc.	1,070,354	7,653
* Advanced Emissions Solutions Inc.	334,532	7,624
* TeleTech Holdings Inc.	319,993	7,577
* Bazaarvoice Inc.	932,767	7,499
* US Concrete Inc.	263,433	7,495
* M/A-COM Technology Solutions Holdings Inc.	238,774	7,469
* PGT Inc.	765,757	7,374
Powell Industries Inc.	150,255	7,373
* GP Strategies Corp.	215,275	7,304
Alamo Group Inc.	150,598	7,295
Daktronics Inc.	580,804	7,266
Myers Industries Inc.	409,612	7,209
* Dice Holdings Inc.	714,299	7,150
* GSI Group Inc.	482,731	7,106
* Monster Worldwide Inc.	1,530,290	7,070
American Science & Engineering Inc.	131,563	6,828
* Paylocity Holding Corp.	260,851	6,811
* TTM Technologies Inc.	898,392	6,765
* CAI International Inc.	291,039	6,752
Insteel Industries Inc.	284,369	6,705
* Era Group Inc.	313,283	6,626
Heidrick & Struggles International Inc.	276,628	6,376

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	NN Inc.	310,052	6,375
*	CBIZ Inc.	742,977	6,360
*	ARC Document Solutions Inc.	621,213	6,349
*	EnerNOC Inc.	398,558	6,158
	Ceco Environmental Corp.	393,665	6,118
*	Landec Corp.	439,138	6,064
*	Builders FirstSource Inc.	881,600	6,057
	Black Box Corp.	251,454	6,010
*	Continental Building Products Inc.	337,341	5,981
	Argan Inc.	170,167	5,724
	Ennis Inc.	420,689	5,667
*	Installed Building Products Inc.	316,582	5,641
*	Patrick Industries Inc.	127,546	5,609
*	Cross Country Healthcare Inc.	441,231	5,507
	Landauer Inc.	161,264	5,506
*	Lionbridge Technologies Inc.	945,868	5,439
*	NVE Corp.	75,206	5,324
	FreightCar America Inc.	200,783	5,283
*	Orion Marine Group Inc.	476,355	5,264
*	InnerWorkings Inc.	661,185	5,151
*	Ply Gem Holdings Inc.	353,356	4,940
*	Covenant Transportation Group Inc. Class A	180,717	4,899
	Global Brass & Copper Holdings Inc.	370,060	4,870
*	ServiceSource International Inc.	1,036,504	4,851
*	Northwest Pipe Co.	160,074	4,821
*	Mistras Group Inc.	261,072	4,785
*	Quality Distribution Inc.	444,951	4,734
*	Furmanite Corp.	603,512	4,719
*	CRA International Inc.	154,317	4,679
	Graham Corp.	162,243	4,668
	Universal Truckload Services Inc.	155,803	4,442
	VSE Corp.	67,027	4,417
*	Kimball Electronics Inc.	367,119	4,413
	Kimball International Inc. Class B	478,908	4,368
*	Maxwell Technologies Inc.	477,189	4,352
*	Ducommun Inc.	172,147	4,352
	Electro Rent Corp.	304,296	4,272
	NACCO Industries Inc. Class A	71,825	4,264
*	Power Solutions International Inc.	80,993	4,180
	Bel Fuse Inc. Class B	151,455	4,141
*,^	Capstone Turbine Corp.	5,561,108	4,111
*	PowerSecure International Inc.	352,080	4,102
*	Sparton Corp.	136,847	3,878
*	Kratos Defense & Security Solutions Inc.	769,132	3,861
	CDI Corp.	215,285	3,813
*	AEP Industries Inc.	65,019	3,781
*	Stock Building Supply Holdings Inc.	239,313	3,666
	Global Power Equipment Group Inc.	264,847	3,658
*	USA Truck Inc.	128,180	3,640
	Mesa Laboratories Inc.	46,756	3,615
*	Franklin Covey Co.	185,605	3,593
*	FRP Holdings Inc.	90,221	3,538
	Dynamic Materials Corp.	220,527	3,533
	Hurco Cos. Inc.	103,360	3,524
*	Control4 Corp.	218,509	3,358
	Twin Disc Inc.	161,862	3,215
	Barrett Business Services Inc.	117,072	3,208
*	Vicor Corp.	264,884	3,205
*	Vishay Precision Group Inc.	186,591	3,202
*	PAM Transportation Services Inc.	61,693	3,198
	Electro Scientific Industries Inc.	412,108	3,198
	Houston Wire & Cable Co.	262,955	3,142
*,^	Layne Christensen Co.	326,919	3,119
	Miller Industries Inc.	149,815	3,115

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Energy Recovery Inc.	582,254	3,068
	Universal Technical Institute Inc.	308,505	3,036
*	AM Castle & Co.	363,619	2,902
*	Kemet Corp.	689,487	2,896
*	Manitex International Inc.	221,098	2,810
*	Xerium Technologies Inc.	176,654	2,788
*	Commercial Vehicle Group Inc.	417,626	2,781
*	Intevac Inc.	352,939	2,742
*	Planar Systems Inc.	326,934	2,736
*	Accuride Corp.	620,313	2,692
	Richardson Electronics Ltd.	268,171	2,682
*	CUI Global Inc.	348,205	2,594
*,^	ExOne Co.	153,900	2,585
	Hardinge Inc.	208,150	2,481
	LSI Industries Inc.	364,005	2,472
	Spartan Motors Inc.	458,158	2,410
*	UFP Technologies Inc.	97,393	2,394
*	LMI Aerospace Inc.	169,718	2,393
*	PRGX Global Inc.	414,807	2,373
*	ModusLink Global Solutions Inc.	627,988	2,355
*	Casella Waste Systems Inc. Class A	575,417	2,325
*	Willis Lease Finance Corp.	105,689	2,315
*	Hill International Inc.	601,774	2,311
*	Higher One Holdings Inc.	545,425	2,296
	Allied Motion Technologies Inc.	95,612	2,265
*	Norcraft Cos. Inc.	116,974	2,258
	Crawford & Co. Class B	219,434	2,256
	United States Lime & Minerals Inc.	30,170	2,198
*	General Finance Corp.	220,467	2,174
*	Magnetek Inc.	52,099	2,118
*	SL Industries Inc.	53,878	2,101
*	Lawson Products Inc.	78,107	2,075
*	Ameresco Inc. Class A	288,977	2,023
*	Cenveo Inc.	954,768	2,005
*	PFSweb Inc.	156,382	1,980
*	Orion Energy Systems Inc.	346,841	1,908
*,^	Energous Corp.	172,051	1,886
	Crawford & Co. Class A	217,594	1,865
*	Heritage-Crystal Clean Inc.	148,396	1,830
*	Rubicon Technology Inc.	397,533	1,817
*	Information Services Group Inc.	419,236	1,769
*	StarTek Inc.	181,371	1,768
*	Sterling Construction Co. Inc.	269,082	1,719
	Omega Flex Inc.	44,518	1,683
*	Multi-Fineline Electronix Inc.	147,819	1,660
*	Adept Technology Inc.	186,565	1,619
*	Hudson Technologies Inc.	428,601	1,616
	Supreme Industries Inc. Class A	224,607	1,586
*,^	Nuverra Environmental Solutions Inc.	280,861	1,559
	Eastern Co.	90,619	1,554
	National Research Corp. Class A	109,276	1,529
*	TRC Cos. Inc.	240,662	1,526
*	Willdan Group Inc.	112,986	1,524
*	Hudson Global Inc.	474,977	1,472
*	Rand Logistics Inc.	369,738	1,460
*	PMFG Inc.	272,566	1,425
*,^	Research Frontiers Inc.	274,699	1,406
	International Shipholding Corp.	92,463	1,378
	Perceptron Inc.	138,181	1,375
*	CTPartners Executive Search Inc.	83,392	1,267
*,^	Odyssey Marine Exploration Inc.	1,346,953	1,253
*	Broadwind Energy Inc.	218,314	1,177
*	Mattersight Corp.	186,080	1,163
*	CPI Aerostructures Inc.	110,173	1,156

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sharps Compliance Corp.	266,460	1,135
*	API Technologies Corp.	524,668	1,118
*,^	MicroVision Inc.	636,812	1,108
*,^	Vertex Energy Inc.	263,557	1,104
*	Planet Payment Inc.	522,096	1,086
*	Volt Information Sciences Inc.	98,773	1,060
*	Viasystems Group Inc.	64,852	1,056
*,^	Erickson Inc.	123,800	1,032
*	CyberOptics Corp.	101,286	973
*	Radiant Logistics Inc.	227,361	962
*	Fuel Tech Inc.	249,091	954
	MOCON Inc.	53,396	953
*	Frequency Electronics Inc.	82,489	943
	Lincoln Educational Services Corp.	330,578	932
*	Huttig Building Products Inc.	269,796	904
*	Key Technology Inc.	67,025	858
*,^	Aspen Aerogels Inc.	107,000	854
	Hubbell Inc. Class A	7,600	845
*	Synthesis Energy Systems Inc.	888,787	842
*	Echelon Corp.	494,283	840
*	NAPCO Security Technologies Inc.	175,926	827
*	Yodlee Inc.	65,391	798
*,^	ClearSign Combustion Corp.	106,402	780
*	Arotech Corp.	334,820	777
*	American Superconductor Corp.	1,043,562	773
*	Innovative Solutions & Support Inc.	238,921	760
*,^	Revolution Lighting Technologies Inc.	553,436	747
*	Goldfield Corp.	304,241	739
	Espey Manufacturing & Electronics Corp.	30,766	732
*	Gencor Industries Inc.	77,753	731
*	Iteris Inc.	417,053	721
*	BlueLinx Holdings Inc.	597,002	692
*	Tecumseh Products Co.	221,547	685
^	National Research Corp. Class B	18,670	669
*	Elecsys Corp.	37,904	660
*	Ballantyne Strong Inc.	158,047	650
*	Transcat Inc.	64,049	645
*	Perma-Fix Environmental Services	144,397	628
	Air Industries Group	58,866	617
*	Turtle Beach Corp.	191,477	611
*	MFRI Inc.	83,503	585
	SIFCO Industries Inc.	19,738	575
*	Integrated Electrical Services Inc.	70,864	553
*	Versar Inc.	164,937	521
*	Wireless Telecom Group Inc.	197,550	518
*	Breeze-Eastern Corp.	46,956	477
*	Astrotech Corp.	192,545	476
*	eMagin Corp.	206,764	476
	RF Industries Ltd.	115,748	471
*	Active Power Inc.	244,883	451
*	ENGlobal Corp.	236,848	450
*,^	UQM Technologies Inc.	574,458	449
*,^	Spherix Inc.	388,700	420
*	Ultralife Corp.	130,401	408
*	American Electric Technologies Inc.	72,950	400
*	IEC Electronics Corp.	77,291	367
	Sypris Solutions Inc.	134,183	354
*	Essex Rental Corp.	267,152	353
*	Swisher Hygiene Inc.	175,208	328
*,^	Document Security Systems Inc.	712,106	320
*,^	Lightbridge Corp.	199,745	310
	AMCON Distributing Co.	3,767	301
*	Industrial Services of America Inc.	48,929	289
	Bel Fuse Inc. Class A	10,580	256

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Pioneer Power Solutions Inc.	26,639	249
	Chicago Rivet & Machine Co.	7,846	241
*,^	Image Sensing Systems Inc.	87,573	233
*	Air T Inc.	9,102	233
*,^	Metalico Inc.	651,835	222
*	Video Display Corp.	75,730	217
*	Asure Software Inc.	38,446	211
*	Standard Register Co.	63,708	208
*	SigmaTron International Inc.	29,472	197
*	American DG Energy Inc.	324,240	195
*	Onvia Inc.	37,538	188
*	Appliance Recycling Centers of America Inc.	68,719	183
*	Professional Diversity Network	36,596	178
*	BTU International Inc.	52,826	174
*	Sevcon Inc.	21,782	166
*	AMREP Corp.	41,386	159
*	Marathon Patent Group Inc.	16,800	141
*	Cartesian Inc.	32,994	140
	EnviroStar Inc.	47,800	135
*	NV5 Holdings Inc.	9,400	122
*	Continental Materials Corp.	7,139	113
	Ecology and Environment Inc.	11,680	107
*	LightPath Technologies Inc. Class A	114,699	104
*	Nortech Systems Inc.	17,942	102
*	Taylor Devices Inc.	9,815	102
*	DLH Holdings Corp.	47,352	95
*	Luna Innovations Inc.	66,307	94
*	Quest Resource Holding Corp.	63,750	92
*	Coast Distribution System Inc.	28,187	92
*	Micronet Enertec Technologies Inc.	19,850	71
*	Overseas Shipholding Group Inc. Class B	12,436	68
	Vicon Industries Inc.	27,360	50
*	Advanced Photonix Inc. Class A	164,078	48
*	Art's-Way Manufacturing Co. Inc.	7,269	38
*	AeroCentury Corp.	3,772	33
*	LiqTech International Inc.	29,910	33
*	Servotronics Inc.	4,914	31
	WSI Industries Inc.	5,099	29
	Foster Wheeler AG	893	25
*	IntriCon Corp.	3,215	22
*	Sutron Corp.	2,453	12
*	Command Security Corp.	5,927	11
*	Avalon Holdings Corp. Class A	2,726	7
*	Electro-Sensors Inc.	1,300	5
*	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			48,047,597
Oil & Gas (7.5%)
	Exxon Mobil Corp.	71,373,124	6,598,445
	Chevron Corp.	31,861,948	3,574,273
	Schlumberger Ltd.	21,671,059	1,850,925
	ConocoPhillips	20,737,680	1,432,144
	Kinder Morgan Inc.	28,556,647	1,208,232
	Occidental Petroleum Corp.	13,062,190	1,052,943
	EOG Resources Inc.	9,229,697	849,778
	Anadarko Petroleum Corp.	8,523,659	703,202
	Phillips 66	9,328,355	668,843
	Halliburton Co.	13,555,191	533,126
	Williams Cos. Inc.	11,331,409	509,234
	National Oilwell Varco Inc.	7,232,949	473,975
	Valero Energy Corp.	8,779,323	434,576
	Marathon Petroleum Corp.	4,720,070	426,034
	Baker Hughes Inc.	7,291,131	408,814
	Devon Energy Corp.	6,542,829	400,487
	Apache Corp.	6,376,214	399,597

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Pioneer Natural Resources Co.	2,506,813	373,139
	Hess Corp.	4,587,127	338,622
	Marathon Oil Corp.	11,349,082	321,066
	Noble Energy Inc.	6,094,240	289,050
*	Cheniere Energy Inc.	3,591,139	252,816
	Cabot Oil & Gas Corp.	6,994,862	207,118
	Chesapeake Energy Corp.	10,077,893	197,224
	EQT Corp.	2,555,379	193,442
*	Concho Resources Inc.	1,899,204	189,446
*	FMC Technologies Inc.	3,929,326	184,050
*	Cameron International Corp.	3,345,227	167,094
*	Southwestern Energy Co.	5,949,180	162,353
	Tesoro Corp.	2,124,872	157,984
	Cimarex Energy Co.	1,462,437	155,018
	Range Resources Corp.	2,701,530	144,397
	Murphy Oil Corp.	2,831,545	143,050
*	Weatherford International plc	11,725,915	134,262
	HollyFrontier Corp.	3,333,583	124,943
	OGE Energy Corp.	3,353,198	118,971
	Ensco plc Class A	3,931,082	117,736
	Helmerich & Payne Inc.	1,722,757	116,148
^	Transocean Ltd.	5,809,601	106,490
*	Dresser-Rand Group Inc.	1,288,236	105,378
	Oceaneering International Inc.	1,772,037	104,214
*	Whiting Petroleum Corp.	2,803,239	92,507
	Core Laboratories NV	743,732	89,501
	Energen Corp.	1,224,909	78,100
	Noble Corp. plc	4,355,453	72,170
	Targa Resources Corp.	636,969	67,551
*	Newfield Exploration Co.	2,302,421	62,442
	QEP Resources Inc.	3,079,765	62,273
	Nabors Industries Ltd.	4,754,799	61,717
*	Continental Resources Inc.	1,565,959	60,070
*	Gulfport Energy Corp.	1,437,964	60,021
*	First Solar Inc.	1,263,630	56,352
	Superior Energy Services Inc.	2,571,528	51,816
	SemGroup Corp. Class A	742,709	50,794
*	Cobalt International Energy Inc.	5,614,956	49,917
*	Dril-Quip Inc.	639,838	49,095
	Denbury Resources Inc.	5,922,544	48,150
*	Diamondback Energy Inc.	803,511	48,034
	Western Refining Inc.	1,267,715	47,894
	Rowan Cos. plc Class A	2,051,666	47,845
*,^	NOW Inc.	1,800,353	46,323
*	Oil States International Inc.	908,453	44,423
	SM Energy Co.	1,133,762	43,741
^	Diamond Offshore Drilling Inc.	1,145,906	42,066
*	WPX Energy Inc.	3,418,318	39,755
	Patterson-UTI Energy Inc.	2,317,932	38,454
	PBF Energy Inc. Class A	1,403,578	37,391
	Bristow Group Inc.	562,605	37,014
*	Antero Resources Corp.	886,990	35,994
	Exterran Holdings Inc.	1,081,643	35,240
*	Helix Energy Solutions Group Inc.	1,587,479	34,448
*,^	Ultra Petroleum Corp.	2,456,666	32,330
*	Atwood Oceanics Inc.	1,021,053	28,967
*	California Resources Corp.	5,235,941	28,850
*	Carrizo Oil & Gas Inc.	689,785	28,695
*	Unit Corp.	826,336	28,178
*	Oasis Petroleum Inc.	1,618,387	26,768
	Tidewater Inc.	825,052	26,740
*	Memorial Resource Development Corp.	1,479,826	26,681
	Delek US Holdings Inc.	914,207	24,940
*	PDC Energy Inc.	601,090	24,807

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	MRC Global Inc.	1,634,117	24,757
*	Rice Energy Inc.	1,148,692	24,088
*	Rosetta Resources Inc.	1,035,002	23,091
*,^	SunPower Corp. Class A	881,930	22,780
*	Matador Resources Co.	1,104,485	22,344
*	SEACOR Holdings Inc.	295,142	21,784
*	Forum Energy Technologies Inc.	1,022,051	21,187
*	Parsley Energy Inc. Class A	1,107,232	17,671
*	Chart Industries Inc.	511,910	17,507
	Pattern Energy Group Inc. Class A	655,289	16,159
*	Flotek Industries Inc.	846,748	15,860
*	Stone Energy Corp.	892,239	15,061
*,^	Laredo Petroleum Inc.	1,440,059	14,905
*,^	SandRidge Energy Inc.	7,910,828	14,398
	RPC Inc.	1,094,155	14,268
*	RSP Permian Inc.	554,186	13,932
*	Hornbeck Offshore Services Inc.	538,099	13,436
^	CARBO Ceramics Inc.	327,855	13,131
*	Bonanza Creek Energy Inc.	547,002	13,128
*	Newpark Resources Inc.	1,319,721	12,590
	Green Plains Inc.	499,520	12,378
^	CVR Energy Inc.	302,956	11,727
*	McDermott International Inc.	3,977,574	11,575
*,^	Magnum Hunter Resources Corp.	3,147,696	9,884
*	C&J Energy Services Inc.	736,204	9,725
	Gulfmark Offshore Inc.	397,506	9,707
*	TETRA Technologies Inc.	1,438,377	9,608
*	Matrix Service Co.	412,805	9,214
*	Bill Barrett Corp.	775,697	8,835
*,^	Sanchez Energy Corp.	880,969	8,184
*	Penn Virginia Corp.	1,210,226	8,084
*,^	Plug Power Inc.	2,609,608	7,829
*	Contango Oil & Gas Co.	262,258	7,668
	Civeo Corp.	1,798,547	7,392
*	PHI Inc.	195,037	7,294
	Tesco Corp.	562,189	7,207
*	REX American Resources Corp.	115,033	7,129
*,^	Halcon Resources Corp.	3,927,812	6,992
*,^	Triangle Petroleum Corp.	1,448,413	6,923
*,^	EP Energy Corp. Class A	623,159	6,506
*	Clayton Williams Energy Inc.	100,342	6,402
*	Pioneer Energy Services Corp.	1,141,904	6,326
*	Parker Drilling Co.	1,909,858	5,863
*,^	FuelCell Energy Inc.	3,796,758	5,847
	Gulf Island Fabrication Inc.	294,520	5,711
	Panhandle Oil and Gas Inc. Class A	242,063	5,635
*	Enphase Energy Inc.	391,298	5,592
*,^	Northern Oil and Gas Inc.	979,715	5,535
^	EXCO Resources Inc.	2,549,634	5,533
*	ION Geophysical Corp.	2,003,906	5,511
*	Geospace Technologies Corp.	201,956	5,352
^	Comstock Resources Inc.	768,274	5,232
*	Renewable Energy Group Inc.	527,460	5,122
	Alon USA Energy Inc.	398,054	5,043
*	Basic Energy Services Inc.	717,729	5,031
^	Energy XXI Ltd.	1,483,593	4,837
*	Abraxas Petroleum Corp.	1,633,750	4,803
*	Par Petroleum Corp.	293,537	4,770
*	Natural Gas Services Group Inc.	200,919	4,629
*	Callon Petroleum Co.	843,988	4,600
*	Seventy Seven Energy Inc.	810,989	4,387
*	Willbros Group Inc.	662,155	4,152
*	VAALCO Energy Inc.	905,949	4,131
	W&T Offshore Inc.	554,099	4,067

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Rex Energy Corp.	795,034	4,055
*	Pacific Ethanol Inc.	385,204	3,979
^	Paragon Offshore plc	1,431,795	3,966
*	Trecora Resources	269,419	3,960
*,^	Approach Resources Inc.	603,724	3,858
*	Eclipse Resources Corp.	546,970	3,845
*	Key Energy Services Inc.	2,186,986	3,652
*	Ring Energy Inc.	340,767	3,578
*	PetroQuest Energy Inc.	943,068	3,527
*,^	Solazyme Inc.	1,111,745	2,868
*	Gastar Exploration Inc.	1,186,234	2,859
*,^	Swift Energy Co.	689,702	2,793
*,^	Goodrich Petroleum Corp.	580,984	2,580
*	Jones Energy Inc.	219,081	2,500
*,^	Hercules Offshore Inc.	2,497,959	2,498
*	Dakota Plains Holdings Inc.	1,276,479	2,247
	Dawson Geophysical Co.	169,297	2,071
*	Isramco Inc.	14,962	2,065
*	Ignyta Inc.	290,253	1,988
*,^	Glori Energy Inc.	471,803	1,972
	Evolution Petroleum Corp.	263,979	1,961
*	Warren Resources Inc.	1,179,772	1,899
*,^	CAMAC Energy Inc.	4,918,003	1,820
*	Green Brick Partners Inc.	205,928	1,689
	Adams Resources & Energy Inc.	32,683	1,633
*	Resolute Energy Corp.	1,198,394	1,582
*	Aemetis Inc.	266,839	1,545
*	Vantage Drilling Co.	3,119,017	1,525
*	Independence Contract Drilling Inc.	265,900	1,388
*	Mitcham Industries Inc.	217,080	1,287
*	Harvest Natural Resources Inc.	708,487	1,282
*	FX Energy Inc.	813,508	1,261
*,^	Emerald Oil Inc.	856,606	1,028
*,^	Amyris Inc.	471,488	971
*,^	Midstates Petroleum Co. Inc.	566,999	856
*,^	Miller Energy Resources Inc.	521,686	652
*	Magellan Petroleum Corp.	667,740	608
*	US Energy Corp. Wyoming	408,838	605
*	Ideal Power Inc.	77,301	561
*	Enservco Corp.	347,997	560
*	TGC Industries Inc.	242,186	523
*	Zion Oil & Gas Inc.	369,942	507
*	BPZ Resources Inc.	1,602,208	463
*	Earthstone Energy Inc.	19,639	462
*,^	Royale Energy Inc.	207,408	438
*,^	Quicksilver Resources Inc.	2,027,666	402
*	American Eagle Energy Corp.	556,864	347
*,^	Gevo Inc.	1,062,915	340
*,^	PrimeEnergy Corp.	4,540	330
*,^	Real Goods Solar Inc. Class A	614,259	297
*,^	Hyperdynamics Corp.	374,527	288
*	Forbes Energy Services Ltd.	233,570	283
*	STR Holdings Inc.	205,582	282
*	Yuma Energy Inc.	145,376	266
*	SAExploration Holdings Inc.	64,385	256
*,^	GreenHunter Resources Inc.	290,400	209
*,^	MagneGas Corp.	302,222	208
*	Superior Drilling Products Inc.	46,796	195
*,^	Ocean Power Technologies Inc.	302,039	192
*	PEDEVCO Corp.	380,260	171
^	ZaZa Energy Corp.	53,685	135
*,^	Ascent Solar Technologies Inc.	115,681	124
*	Torchlight Energy Resources Inc.	140,668	115
*	Escalera Resources Co.	215,701	112

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	PostRock Energy Corp.	196,588	73
*	Forest Oil Corp.	253,325	57
*	PHI Inc.	1,600	56
*	FieldPoint Petroleum Corp.	26,809	48
*	Tengasco Inc.	174,840	45
*	Lilis Energy Inc.	60,933	44
*	Mexco Energy Corp.	6,850	38
*	Saratoga Resources Inc.	121,900	26
*,^	Lucas Energy Inc.	51,776	6
			28,539,654
Other (0.0%)[2]
*	Amec Foster Wheeler plc	1,389,321	18,471
*	Leap Wireless International Inc CVR	872,848	2,200
*	Furiex Pharmaceuticals Inc. CVR	119,591	1,168
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	1,157,305	127
*	Ambit Biosciences Corp. CVR Rights	201,330	121
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	67
*	Southern Community Financial Corp	197,337	43
			22,673
Technology (15.8%)
	Apple Inc.	98,848,739	10,910,924
	Microsoft Corp.	125,034,776	5,807,865
	Intel Corp.	81,504,192	2,957,787
*	Facebook Inc. Class A	35,601,695	2,777,644
	International Business Machines Corp.	16,680,965	2,676,294
*	Google Inc. Class C	4,852,399	2,554,303
*	Google Inc. Class A	4,808,012	2,551,420
	Oracle Corp.	56,002,661	2,518,440
	Cisco Systems Inc.	86,155,102	2,396,404
	QUALCOMM Inc.	28,017,980	2,082,576
	Hewlett-Packard Co.	31,445,946	1,261,926
	EMC Corp.	34,274,633	1,019,328
	Texas Instruments Inc.	17,826,521	953,095
*	Yahoo! Inc.	14,360,126	725,330
*	Micron Technology Inc.	18,088,686	633,285
*	salesforce.com inc	10,092,974	598,614
*	Adobe Systems Inc.	7,977,443	579,960
*	Cognizant Technology Solutions Corp. Class A	10,262,568	540,427
	Applied Materials Inc.	20,495,643	510,751
	Corning Inc.	21,566,649	494,523
	Avago Technologies Ltd. Class A	4,259,588	428,472
	Intuit Inc.	4,572,115	421,503
	Western Digital Corp.	3,710,280	410,728
	Broadcom Corp. Class A	9,130,769	395,636
	SanDisk Corp.	3,718,139	364,303
	Seagate Technology plc	5,231,579	347,900
*	Cerner Corp.	5,170,092	334,298
*	Twitter Inc.	8,551,592	306,746
	Symantec Corp.	11,614,259	297,964
	Analog Devices Inc.	5,286,896	293,528
	Motorola Solutions Inc.	3,661,038	245,582
	Skyworks Solutions Inc.	3,209,009	233,327
*	Autodesk Inc.	3,840,186	230,642
	NetApp Inc.	5,305,537	219,914
*	Red Hat Inc.	3,165,729	218,878
	Lam Research Corp.	2,688,843	213,333
	Equinix Inc.	922,841	209,236
	KLA-Tencor Corp.	2,769,482	194,750
	Xilinx Inc.	4,453,787	192,804
	Altera Corp.	5,183,983	191,496
	Linear Technology Corp.	4,020,087	183,316

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Catamaran Corp.	3,493,788	180,804
*	Akamai Technologies Inc.	2,839,455	178,772
	NVIDIA Corp.	8,698,245	174,400
*	Citrix Systems Inc.	2,722,018	173,665
*	F5 Networks Inc.	1,243,659	162,254
	CA Inc.	5,299,269	161,363
	Juniper Networks Inc.	6,964,552	155,449
*	ServiceNow Inc.	2,251,454	152,761
	Maxim Integrated Products Inc.	4,758,389	151,650
	Computer Sciences Corp.	2,375,378	149,768
	Microchip Technology Inc.	3,204,080	144,536
*	Palo Alto Networks Inc.	1,151,138	141,095
*	Workday Inc. Class A	1,663,044	135,721
	Harris Corp.	1,787,687	128,392
*	ANSYS Inc.	1,534,415	125,822
*	Gartner Inc.	1,414,624	119,125
*	VMware Inc. Class A	1,440,004	118,829
*	VeriSign Inc.	2,070,671	118,028
*	Teradata Corp.	2,599,682	113,554
*	Synopsys Inc.	2,603,501	113,174
	CDK Global Inc.	2,589,014	105,528
	Garmin Ltd.	1,937,176	102,341
*	Splunk Inc.	1,727,034	101,809
	Marvell Technology Group Ltd.	6,917,749	100,307
*	Cadence Design Systems Inc.	5,007,657	94,995
*	athenahealth Inc.	638,747	93,065
*	Rackspace Hosting Inc.	1,931,830	90,429
	Brocade Communications Systems Inc.	7,224,973	85,544
*	SunEdison Inc.	4,331,568	84,509
*	TriQuint Semiconductor Inc.	3,014,707	83,055
	Pitney Bowes Inc.	3,377,315	82,305
*	RF Micro Devices Inc.	4,874,331	80,865
*	NCR Corp.	2,731,390	79,593
	IAC/InterActiveCorp	1,303,691	79,251
*	ON Semiconductor Corp.	7,361,735	74,574
	Teradyne Inc.	3,689,581	73,017
*	Ingram Micro Inc.	2,617,397	72,345
*	Fortinet Inc.	2,296,527	70,412
*	Informatica Corp.	1,827,714	69,700
	SS&C Technologies Holdings Inc.	1,189,095	69,550
*	PTC Inc.	1,895,020	69,452
*	Ultimate Software Group Inc.	458,873	67,369
*	VeriFone Systems Inc.	1,801,973	67,033
	CDW Corp.	1,875,932	65,977
*	ARRIS Group Inc.	2,184,993	65,965
*,^	Cree Inc.	2,012,566	64,845
*	Tableau Software Inc. Class A	753,187	63,840
*	NetSuite Inc.	583,510	63,702
*	Nuance Communications Inc.	4,358,221	62,192
*	Guidewire Software Inc.	1,164,651	58,966
*	Verint Systems Inc.	1,011,480	58,949
	Solera Holdings Inc.	1,143,516	58,525
*,^	3D Systems Corp.	1,775,351	58,356
*	Tyler Technologies Inc.	528,620	57,852
*	AOL Inc.	1,248,692	57,652
*	Cavium Inc.	902,475	55,791
*	Atmel Corp.	6,643,975	55,776
	Leidos Holdings Inc.	1,251,795	54,478
	DST Systems Inc.	577,396	54,362
*	SolarWinds Inc.	1,085,651	54,098
*	Aspen Technology Inc.	1,541,488	53,983
*	JDS Uniphase Corp.	3,876,589	53,187
*,^	FireEye Inc.	1,650,736	52,130
*	Manhattan Associates Inc.	1,271,011	51,756

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sapient Corp.	2,027,985	50,456
*	Riverbed Technology Inc.	2,464,285	50,296
*	Integrated Device Technology Inc.	2,497,222	48,946
*	International Rectifier Corp.	1,201,870	47,955
	j2 Global Inc.	759,078	47,063
*	Qlik Technologies Inc.	1,514,793	46,792
*	Microsemi Corp.	1,602,384	45,476
*	Freescale Semiconductor Ltd.	1,783,183	44,990
*	ViaSat Inc.	710,324	44,772
	Lexmark International Inc. Class A	1,034,388	42,689
*	Synaptics Inc.	617,136	42,484
*	Medidata Solutions Inc.	861,930	41,157
*	Tech Data Corp.	639,481	40,434
	Fair Isaac Corp.	554,650	40,101
	SYNNEX Corp.	507,030	39,629
*	EchoStar Corp. Class A	739,766	38,838
*	ACI Worldwide Inc.	1,899,466	38,312
*	CommVault Systems Inc.	739,413	38,220
	Plantronics Inc.	720,809	38,217
*	Dealertrack Technologies Inc.	838,782	37,166
*	Allscripts Healthcare Solutions Inc.	2,887,855	36,878
	Mentor Graphics Corp.	1,680,622	36,839
*	Rovi Corp.	1,576,299	35,609
*	Spansion Inc. Class A	1,037,040	35,488
*	Ciena Corp.	1,806,561	35,065
*	Fairchild Semiconductor International Inc. Class A	2,047,782	34,567
*	CACI International Inc. Class A	398,322	34,327
	Cypress Semiconductor Corp.	2,399,797	34,269
	Diebold Inc.	983,317	34,062
	Science Applications International Corp.	687,528	34,053
*	Electronics For Imaging Inc.	787,276	33,719
	Blackbaud Inc.	771,395	33,371
	InterDigital Inc.	627,230	33,180
	MKS Instruments Inc.	899,027	32,904
*	EPAM Systems Inc.	686,715	32,791
*	CommScope Holding Co. Inc.	1,413,737	32,276
*	Finisar Corp.	1,659,978	32,220
*	Aruba Networks Inc.	1,732,933	31,505
	Intersil Corp. Class A	2,169,648	31,395
*	Entegris Inc.	2,368,764	31,291
*	Infinera Corp.	2,124,856	31,278
*	Silicon Laboratories Inc.	656,264	31,251
*	Semtech Corp.	1,125,567	31,032
*	IMS Health Holdings Inc.	1,200,619	30,784
*	Polycom Inc.	2,280,241	30,783
	Monolithic Power Systems Inc.	615,470	30,613
*	Demandware Inc.	516,799	29,737
*	Cornerstone OnDemand Inc.	839,387	29,546
	Tessera Technologies Inc.	795,514	28,448
*,^	Advanced Micro Devices Inc.	10,370,740	27,690
*	PMC-Sierra Inc.	2,930,930	26,847
	Advent Software Inc.	838,904	25,704
*	Proofpoint Inc.	532,627	25,689
*	Envestnet Inc.	516,433	25,378
*	MicroStrategy Inc. Class A	156,084	25,348
*	OmniVision Technologies Inc.	966,434	25,127
*	Cirrus Logic Inc.	1,054,555	24,856
*	Unisys Corp.	841,009	24,793
	Power Integrations Inc.	478,045	24,734
	Cogent Communications Holdings Inc.	686,426	24,293
*	Synchronoss Technologies Inc.	567,331	23,748
*	Veeva Systems Inc. Class A	885,376	23,383
*	Progress Software Corp.	862,432	23,303
*	Syntel Inc.	509,710	22,927

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Cray Inc.	647,629	22,330
*	Super Micro Computer Inc.	626,540	21,854
*	NETGEAR Inc.	612,424	21,790
*	iGATE Corp.	545,197	21,524
*	NetScout Systems Inc.	584,729	21,366
*	FleetMatics Group plc	601,876	21,361
*	Premier Inc. Class A	617,292	20,698
*	Rambus Inc.	1,856,172	20,585
*	QLogic Corp.	1,466,539	19,534
*	MedAssets Inc.	987,873	19,520
*,^	InvenSense Inc.	1,200,414	19,519
*	Shutterstock Inc.	280,305	19,369
	ADTRAN Inc.	883,822	19,267
*	RealPage Inc.	874,158	19,197
*	LogMeIn Inc.	386,990	19,094
*	Dycom Industries Inc.	540,149	18,954
*	ScanSource Inc.	470,786	18,907
*	Kulicke & Soffa Industries Inc.	1,295,724	18,736
	Monotype Imaging Holdings Inc.	642,638	18,527
*	Ellie Mae Inc.	459,364	18,522
*	Virtusa Corp.	443,927	18,498
*	Cabot Microelectronics Corp.	381,613	18,058
*	Insight Enterprises Inc.	693,922	17,966
	NIC Inc.	987,180	17,759
*	Marketo Inc.	521,870	17,076
*	Infoblox Inc.	836,071	16,897
*	Diodes Inc.	610,052	16,819
*	Bottomline Technologies de Inc.	657,607	16,624
	West Corp.	497,625	16,422
*	Ruckus Wireless Inc.	1,316,249	15,821
*	Loral Space & Communications Inc.	200,279	15,764
*	Web.com Group Inc.	823,661	15,641
*	SPS Commerce Inc.	270,988	15,346
*	Sonus Networks Inc.	3,772,313	14,976
*	Advanced Energy Industries Inc.	630,501	14,943
*,^	Endurance International Group Holdings Inc.	775,552	14,293
*	BroadSoft Inc.	490,840	14,244
*,^	VASCO Data Security International Inc.	497,865	14,045
*,^	Nimble Storage Inc.	509,660	14,016
*,^	Gogo Inc.	843,320	13,940
*	Lattice Semiconductor Corp.	1,993,235	13,733
	CSG Systems International Inc.	543,527	13,626
*,^	Zendesk Inc.	558,849	13,619
	Brooks Automation Inc.	1,068,058	13,618
*	Interactive Intelligence Group Inc.	283,143	13,563
^	Ubiquiti Networks Inc.	453,420	13,439
*	Qualys Inc.	343,724	12,976
*	Amkor Technology Inc.	1,790,023	12,709
*	Callidus Software Inc.	768,263	12,546
*	Ixia	1,096,760	12,339
*	Digital River Inc.	496,473	12,278
	Quality Systems Inc.	768,037	11,974
	Pegasystems Inc.	574,978	11,942
*	LivePerson Inc.	815,070	11,492
*	RigNet Inc.	278,095	11,410
*	Actua Corp.	617,135	11,398
*	PROS Holdings Inc.	409,702	11,259
*	Harmonic Inc.	1,599,675	11,214
	Micrel Inc.	761,728	11,053
	Computer Programs & Systems Inc.	173,246	10,525
*	RingCentral Inc. Class A	688,811	10,277
	Inteliquent Inc.	522,100	10,249
*	Perficient Inc.	549,032	10,228
*	Mitel Networks Corp.	952,266	10,180

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Inphi Corp.	543,041	10,035
*	Intralinks Holdings Inc.	840,058	9,997
*	CalAmp Corp.	532,091	9,737
^	Ebix Inc.	538,456	9,148
*	Cvent Inc.	326,936	9,102
*	Blucora Inc.	647,756	8,971
*	Photronics Inc.	1,063,213	8,835
	Integrated Silicon Solution Inc.	512,015	8,484
*,^	Textura Corp.	296,438	8,440
*	Applied Micro Circuits Corp.	1,292,497	8,427
*	Ultratech Inc.	448,344	8,321
	Epiq Systems Inc.	485,023	8,284
	Forrester Research Inc.	206,322	8,121
*	FormFactor Inc.	942,582	8,106
	Comtech Telecommunications Corp.	255,720	8,060
*	Exar Corp.	787,835	8,036
*	Tangoe Inc.	611,218	7,964
*	ShoreTel Inc.	1,055,756	7,760
*	Xcerra Corp.	836,890	7,666
*	Premiere Global Services Inc.	716,797	7,612
*	ChannelAdvisor Corp.	347,291	7,495
*	Mercury Systems Inc.	534,665	7,443
*	ePlus Inc.	96,244	7,285
*	Emulex Corp.	1,276,706	7,239
*	Silicon Image Inc.	1,302,348	7,189
	PC Connection Inc.	288,730	7,088
*	Calix Inc.	688,294	6,897
*	Internap Corp.	859,500	6,842
*,^	Barracuda Networks Inc.	187,779	6,730
*	Nanometrics Inc.	394,567	6,637
*	Comverse Inc.	353,186	6,633
*,^	Rocket Fuel Inc.	410,397	6,616
*	CEVA Inc.	358,151	6,497
*	Silicon Graphics International Corp.	570,200	6,489
*	SciQuest Inc.	438,702	6,339
*	Quantum Corp.	3,586,234	6,312
*	Gigamon Inc.	350,385	6,212
*	2U Inc.	313,754	6,168
*,^	Castlight Health Inc. Class B	524,483	6,136
*	PDF Solutions Inc.	407,673	6,058
*,^	Violin Memory Inc.	1,245,784	5,967
*,^	OPOWER Inc.	399,259	5,681
*,^	Benefitfocus Inc.	167,713	5,508
*	Varonis Systems Inc.	165,737	5,441
*	Rudolph Technologies Inc.	525,273	5,374
	IXYS Corp.	422,962	5,329
*	Extreme Networks Inc.	1,439,820	5,083
*,^	KEYW Holding Corp.	472,609	4,906
*	Vectrus Inc.	176,698	4,842
	Cohu Inc.	392,856	4,675
*	Actuate Corp.	707,214	4,668
*	Axcelis Technologies Inc.	1,805,028	4,621
*	Dot Hill Systems Corp.	1,013,366	4,479
*,^	HubSpot Inc.	130,692	4,393
*	Pericom Semiconductor Corp.	323,819	4,385
*	Datalink Corp.	328,080	4,232
*	Intra-Cellular Therapies Inc.	239,588	4,229
*	Immersion Corp.	441,994	4,186
*	Sigma Designs Inc.	563,627	4,171
*	Ciber Inc.	1,138,523	4,042
*	Mattson Technology Inc.	1,168,588	3,973
*,^	VirnetX Holding Corp.	723,500	3,972
*	Brightcove Inc.	504,819	3,927
*	Q2 Holdings Inc.	205,155	3,865

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Entropic Communications Inc.	1,526,509	3,862
*	Ultra Clean Holdings Inc.	413,409	3,836
*	Jive Software Inc.	635,429	3,832
*	Vitesse Semiconductor Corp.	1,006,194	3,803
*	Merge Healthcare Inc.	1,053,559	3,751
*	E2open Inc.	389,236	3,741
*	Carbonite Inc.	258,109	3,683
*	Agilysys Inc.	292,386	3,681
*	Vocera Communications Inc.	353,199	3,680
*	United Online Inc.	251,212	3,655
*	DSP Group Inc.	333,599	3,626
*	Zix Corp.	1,006,691	3,624
*	Digi International Inc.	380,442	3,534
*	A10 Networks Inc.	791,080	3,449
*	MaxLinear Inc.	464,500	3,442
*	Boingo Wireless Inc.	439,798	3,373
	Alliance Fiber Optic Products Inc.	230,111	3,339
*	Seachange International Inc.	520,058	3,318
	Hackett Group Inc.	376,940	3,313
*	Kopin Corp.	901,309	3,263
	American Software Inc. Class A	349,984	3,188
*,^	Silver Spring Networks Inc.	366,264	3,088
	Digimarc Corp.	113,394	3,079
*	Pendrell Corp.	2,228,562	3,075
*	KVH Industries Inc.	238,592	3,018
*	Rosetta Stone Inc.	299,205	2,920
*	VOXX International Corp. Class A	331,912	2,908
*	Rally Software Development Corp.	254,341	2,892
*	Mavenir Systems Inc.	208,069	2,821
*,^	QuickLogic Corp.	888,462	2,790
*	Telenav Inc.	409,661	2,732
*	TeleCommunication Systems Inc. Class A	875,672	2,732
*	Alpha & Omega Semiconductor Ltd.	307,662	2,723
*	Marin Software Inc.	321,513	2,720
*	Procera Networks Inc.	367,028	2,639
*	Oclaro Inc.	1,477,080	2,629
*	Systemax Inc.	193,430	2,611
*	SunEdison Semiconductor Ltd.	138,993	2,581
*	Model N Inc.	238,938	2,538
	PC-Tel Inc.	288,676	2,500
	Tessco Technologies Inc.	85,591	2,482
*	Cascade Microtech Inc.	167,008	2,440
*	Limelight Networks Inc.	869,610	2,409
*	EMCORE Corp.	449,964	2,385
	Preformed Line Products Co.	43,037	2,351
*	Applied Optoelectronics Inc.	201,306	2,259
*	MobileIron Inc.	223,978	2,231
	Computer Task Group Inc.	228,312	2,176
*	Imation Corp.	565,276	2,142
*	Clearfield Inc.	171,948	2,117
*	Qumu Corp.	152,829	2,089
*	Support.com Inc.	954,299	2,014
*	Identiv Inc.	142,939	1,985
*	Guidance Software Inc.	258,965	1,877
*	Numerex Corp. Class A	169,515	1,875
*	Exa Corp.	154,587	1,821
*	Icad Inc.	196,547	1,802
*,^	Millennial Media Inc.	1,106,722	1,771
*	Cinedigm Corp. Class A	1,079,299	1,748
*,^	Mitek Systems Inc.	514,640	1,703
*	MRV Communications Inc.	171,205	1,700
*,^	Neonode Inc.	501,245	1,694
	QAD Inc. Class A	72,664	1,644
	Concurrent Computer Corp.	231,686	1,643

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Evolving Systems Inc.	174,834	1,638
*	Covisint Corp.	600,659	1,592
*	Hutchinson Technology Inc.	452,595	1,584
*	Unwired Planet Inc.	1,582,591	1,583
*,^	Pixelworks Inc.	332,170	1,515
*,^	Park City Group Inc.	167,033	1,507
*	Amber Road Inc.	147,172	1,504
*	Aviat Networks Inc.	980,603	1,471
	Aware Inc.	322,917	1,466
*	GSI Technology Inc.	293,541	1,465
*	Novatel Wireless Inc.	453,032	1,459
*	AXT Inc.	513,147	1,437
*	WidePoint Corp.	1,030,954	1,423
*	Amtech Systems Inc.	136,346	1,384
*,^	ParkerVision Inc.	1,487,598	1,354
*	ID Systems Inc.	199,990	1,338
*	Radisys Corp.	537,754	1,258
*	Borderfree Inc.	139,939	1,254
*	TransEnterix Inc.	422,459	1,229
*	MoSys Inc.	651,363	1,218
*	Rightside Group Ltd.	179,340	1,205
*	LRAD Corp.	445,100	1,202
*	Key Tronic Corp.	149,950	1,191
*	Edgewater Technology Inc.	156,976	1,178
*	eGain Corp.	227,199	1,177
*	Audience Inc.	258,141	1,136
*	Datawatch Corp.	126,185	1,134
*	iPass Inc.	801,831	1,098
*	Tremor Video Inc.	379,879	1,090
*	Meru Networks Inc.	282,328	1,062
*	BSQUARE Corp.	230,553	1,049
*	NCI Inc. Class A	102,689	1,048
*	PAR Technology Corp.	170,216	1,047
*	Westell Technologies Inc. Class A	696,943	1,045
*	CVD Equipment Corp.	70,968	1,021
	TransAct Technologies Inc.	187,361	1,006
*	NeoPhotonics Corp.	297,490	1,006
*	ANADIGICS Inc.	1,326,249	995
*	Innodata Inc.	306,390	895
*	Five9 Inc.	194,124	870
*,^	MeetMe Inc.	559,473	856
*	Streamline Health Solutions Inc.	188,037	814
	ClearOne Inc.	82,813	800
	Communications Systems Inc.	74,029	791
*,^	Cyan Inc.	305,977	765
*,^	Vringo Inc.	1,356,700	746
*	USA Technologies Inc.	457,637	737
*	Zhone Technologies Inc.	414,475	734
*	Imprivata Inc.	55,169	717
*,^	ARC Group Worldwide Inc.	69,383	704
*	Aerohive Networks Inc.	137,063	658
*	ChyronHego Corp.	220,117	616
*	FalconStor Software Inc.	454,255	609
*,^	Superconductor Technologies Inc.	212,929	590
	RCM Technologies Inc.	78,870	552
*	Intermolecular Inc.	280,009	540
*,^	Wave Systems Corp. Class A	658,072	526
	Astro-Med Inc.	31,867	526
*	RELM Wireless Corp.	109,363	525
*,^	InterCloud Systems Inc.	168,688	493
*	Authentidate Holding Corp.	489,909	461
*	GigOptix Inc.	383,477	460
*	NetSol Technologies Inc.	110,207	460
*	GSE Systems Inc.	274,729	437

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Hortonworks Inc.	16,016	432
*	Smith Micro Software Inc.	444,196	431
*	ARI Network Services Inc.	113,614	431
*,^	Crossroads Systems Inc.	153,994	385
*	Xplore Technologies Corp.	56,250	380
*	Netlist Inc.	515,378	376
*	Synacor Inc.	184,607	369
*	Inuvo Inc.	283,917	369
*	Ikanos Communications Inc.	1,072,149	333
	QAD Inc. Class B	16,580	330
	GlobalSCAPE Inc.	140,597	312
*	inTEST Corp.	72,425	309
*	Lantronix Inc.	138,633	262
*	Data I/O Corp.	76,343	260
*	Selectica Inc.	49,569	257
	Simulations Plus Inc.	37,811	253
*,^	Arista Networks Inc.	3,991	242
*	Acorn Energy Inc.	308,078	238
*	Aehr Test Systems	89,112	227
*	BroadVision Inc.	38,059	225
*	New Relic Inc.	5,333	186
	SMTP Inc.	29,445	179
*	Mastech Holdings Inc.	15,394	163
*	Resonant Inc.	12,900	150
*	Sysorex Global Holdings Corp.	68,739	140
*	Intellicheck Mobilisa Inc.	46,745	138
*,^	Infosonics Corp.	121,927	133
*	Sonic Foundry Inc.	17,228	132
	Optical Cable Corp.	26,926	122
*	xG Technology Inc.	234,549	120
*	Cover-All Technologies Inc.	90,520	115
*	Interphase Corp.	45,695	104
*	ADDvantage Technologies Group Inc.	29,219	71
	CSP Inc.	9,302	69
*	Bridgeline Digital Inc.	145,903	67
*	Trio Tech International	20,120	59
*	Qualstar Corp.	34,975	47
*	Daegis Inc.	62,544	44
*	Upland Software Inc.	4,400	42
*	Glowpoint Inc.	12,365	13
			60,365,860
Telecommunications (2.0%)
	Verizon Communications Inc.	69,950,457	3,272,282
	AT&T Inc.	87,417,219	2,936,344
	CenturyLink Inc.	9,643,372	381,685
*	SBA Communications Corp. Class A	2,177,902	241,224
*	Level 3 Communications Inc.	4,553,895	224,871
*	T-Mobile US Inc.	4,755,883	128,124
	Frontier Communications Corp.	16,854,265	112,418
	Windstream Holdings Inc.	10,151,952	83,652
*	Sprint Corp.	13,354,997	55,423
	Telephone & Data Systems Inc.	1,509,807	38,123
	Consolidated Communications Holdings Inc.	817,691	22,756
*,^	Globalstar Inc.	6,029,994	16,583
*	8x8 Inc.	1,395,580	12,784
*	Iridium Communications Inc.	1,240,595	12,096
	Shenandoah Telecommunications Co.	382,868	11,965
*	Vonage Holdings Corp.	2,947,532	11,230
	Atlantic Tele-Network Inc.	165,559	11,190
*	Cincinnati Bell Inc.	3,464,992	11,053
*	United States Cellular Corp.	218,709	8,711
*	inContact Inc.	949,258	8,344
	EarthLink Holdings Corp.	1,695,452	7,443
*	Intelsat SA	388,749	6,749

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	ORBCOMM Inc.	963,362	6,300
	IDT Corp. Class B	303,739	6,169
	Spok Holdings Inc.	343,128	5,957
*	FairPoint Communications Inc.	390,136	5,544
*	General Communication Inc. Class A	389,967	5,362
	Lumos Networks Corp.	317,818	5,346
*	GTT Communications Inc.	385,548	5,101
*	Hawaiian Telcom Holdco Inc.	162,907	4,491
*	Straight Path Communications Inc. Class B	170,511	3,231
*,^	Towerstream Corp.	1,007,316	1,864
*	Alaska Communications Systems Group Inc.	773,451	1,384
	NTELOS Holdings Corp.	281,446	1,179
*,^	Elephant Talk Communications Corp.	1,048,093	872
*	Alteva	91,123	642
*	Otelco Inc. Class A	2,454	12
			7,668,504
Utilities (3.3%)
	Duke Energy Corp.	11,920,516	995,840
	NextEra Energy Inc.	7,355,253	781,790
	Dominion Resources Inc.	9,837,025	756,467
	Southern Co.	15,146,306	743,835
	Exelon Corp.	14,479,437	536,898
	American Electric Power Co. Inc.	8,223,283	499,318
	Sempra Energy	3,944,366	439,245
	PG&E Corp.	8,000,749	425,960
	Spectra Energy Corp.	11,296,001	410,045
	PPL Corp.	11,183,152	406,284
	Edison International	5,470,941	358,237
	Public Service Enterprise Group Inc.	8,528,734	353,175
	Consolidated Edison Inc.	4,920,715	324,816
	Xcel Energy Inc.	8,460,984	303,919
	Northeast Utilities	5,304,550	283,900
	FirstEnergy Corp.	7,079,019	276,011
	Entergy Corp.	3,027,743	264,867
	DTE Energy Co.	2,962,364	255,859
	NiSource Inc.	5,318,951	225,630
	Wisconsin Energy Corp.	3,766,011	198,619
	Ameren Corp.	4,057,380	187,167
	ONEOK Inc.	3,497,884	174,160
	CenterPoint Energy Inc.	7,225,997	169,305
	American Water Works Co. Inc.	3,007,456	160,297
	CMS Energy Corp.	4,555,174	158,292
	NRG Energy Inc.	5,685,498	153,224
	AES Corp.	10,896,050	150,039
*	Calpine Corp.	6,547,920	144,905
	SCANA Corp.	2,154,565	130,136
	Pinnacle West Capital Corp.	1,847,884	126,229
	Alliant Energy Corp.	1,848,145	122,754
	Pepco Holdings Inc.	4,261,399	114,759
	AGL Resources Inc.	2,015,270	109,852
	UGI Corp.	2,883,274	109,507
	ITC Holdings Corp.	2,610,013	105,523
	Integrys Energy Group Inc.	1,342,074	104,480
	Atmos Energy Corp.	1,679,950	93,640
	National Fuel Gas Co.	1,343,036	93,381
	Westar Energy Inc. Class A	2,159,062	89,040
	TECO Energy Inc.	3,923,273	80,388
	Aqua America Inc.	2,974,431	79,417
	Questar Corp.	2,932,592	74,136
	Great Plains Energy Inc.	2,536,406	72,059
	Vectren Corp.	1,456,800	67,348
*	Dynegy Inc.	1,958,697	59,446
	Hawaiian Electric Industries Inc.	1,754,148	58,729
	IDACORP Inc.	848,079	56,134

59

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

					Market
					Value
				Shares	($000)
	Cleco Corp.			1,016,057	55,416
	Piedmont Natural Gas Co. Inc.			1,297,626	51,139
	WGL Holdings Inc.			890,649	48,647
	Portland General Electric Co.			1,284,289	48,585
	Southwest Gas Corp.			776,935	48,022
	Black Hills Corp.			858,529	45,536
	NorthWestern Corp.			767,975	43,452
	New Jersey Resources Corp.			703,838	43,075
	UIL Holdings Corp.			988,191	43,026
	ALLETE Inc.			736,503	40,611
	PNM Resources Inc.			1,320,018	39,112
	Avista Corp.			1,034,994	36,587
	ONE Gas Inc.			862,695	35,560
	Laclede Group Inc.			666,813	35,474
	South Jersey Industries Inc.			547,609	32,271
	El Paso Electric Co.			760,292	30,457
	MGE Energy Inc.			595,827	27,176
	Empire District Electric Co.			872,484	25,948
	American States Water Co.			656,104	24,709
	Northwest Natural Gas Co.			480,843	23,994
	California Water Service Group			787,182	19,373
	TerraForm Power Inc. Class A			417,190	12,883
	Chesapeake Utilities Corp.			237,948	11,817
	Unitil Corp.			314,513	11,533
	SJW Corp.			281,868	9,054
	Ormat Technologies Inc.			307,753	8,365
	Connecticut Water Service Inc.			168,549	6,117
	Atlantic Power Corp.			2,208,448	5,985
	York Water Co.			247,440	5,743
	Middlesex Water Co.			236,947	5,464
	Delta Natural Gas Co. Inc.			191,073	4,060
*	Vivint Solar Inc.			414,879	3,825
*,^	Cadiz Inc.			250,866	2,810
	Genie Energy Ltd. Class B			440,146	2,720
	Gas Natural Inc.			226,532	2,496
	Artesian Resources Corp. Class A			102,984	2,326
^	Spark Energy Inc. Class A			142,799	2,012
*	Pure Cycle Corp.			228,140	913
*	US Geothermal Inc.			1,364,416	628

					12,781,983

Total Common Stocks (Cost $249,586,385)					380,635,382

		Coupon

Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
3,4	Vanguard Market Liquidity Fund	0.126%		3,072,893,415	3,072,894

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.130%	4/27/15	30,000	29,987
7	Federal Home Loan Bank Discount Notes	0.055%	1/16/15	5,000	5,000
7	Federal Home Loan Bank Discount Notes	0.068%	1/23/15	10,000	10,000
7	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	4,500	4,499
6,7	Federal Home Loan Bank Discount Notes	0.100%	2/4/15	23,500	23,498
6,7	Federal Home Loan Bank Discount Notes	0.087%	2/6/15	20,000	19,998
6,7	Federal Home Loan Bank Discount Notes	0.092%	2/11/15	5,000	5,000

60

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6,7 Federal Home Loan Bank Discount Notes	0.080%-0.110%.	2/20/15	35,000	34,995
				132,977
Total Temporary Cash Investments (Cost $3,205,870)				3,205,871
Total Investments (100.2%) (Cost $252,792,255)				383,841,253
Other Assets and Liabilities—Net (-0.2%)[3]				(838,363)
Net Assets (100%)				383,002,890

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $803,366,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0%
and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Includes $875,010,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $103,980,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

61

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA850 022015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (the "Funds") at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodians and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

February 18, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and broker, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

February 10, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

February 10, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042 T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.